UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

European Stock Index Fund FTSE Europe ETF Shares - VGK

European Stock Index Fund Admiral™ Shares - VEUSX

European Stock Index Fund Investor Shares - VEURX

European Stock Index Fund Institutional Shares - VESIX

European Stock Index Fund Institutional Plus Shares - VEUPX

Pacific Stock Index Fund FTSE Pacific ETF Shares - VPL

Pacific Stock Index Fund Admiral™ Shares - VPADX

Pacific Stock Index Fund Investor Shares - VPACX

Pacific Stock Index Fund Institutional Shares - VPKIX

FTSE All-World ex-US Index Fund ETF Shares - VEU

FTSE All-World ex-US Index Fund Admiral™ Shares - VFWAX

FTSE All-World ex-US Index Fund Institutional Shares - VFWSX

FTSE All-World ex-US Index Fund Institutional Plus Shares - VFWPX

Total World Stock Index Fund ETF Shares - VT

Total World Stock Index Fund Admiral™ Shares - VTWAX

Total World Stock Index Fund Institutional Shares - VTWIX

FTSE All-World ex-US Small-Cap Index Fund ETF Shares - VSS

FTSE All-World ex-US Small-Cap Index Fund Admiral™ Shares - VFSAX

FTSE All-World ex-US Small-Cap Index Fund Institutional Shares - VFSNX

Global ex-U.S. Real Estate Index Fund ETF Shares - VNQI

Global ex-U.S. Real Estate Index Fund Admiral™ Shares - VGRLX

Global ex-U.S. Real Estate Index Fund Institutional Shares - VGRNX

Vanguard European Stock Index Fund

FTSE Europe ETF Shares (VGK) NYSE Arca

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Europe ETF Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	FTSE Europe ETF Shares Net Asset Value	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,796	$9,826	$9,727
2015	$10,570	$10,626	$10,610
2015	$10,506	$10,562	$10,150
2015	$9,938	$10,017	$9,642
2016	$9,011	$8,974	$8,671
2016	$9,613	$9,630	$9,536
2016	$9,496	$9,525	$9,709
2016	$9,299	$9,313	$9,731
2017	$9,798	$9,796	$10,092
2017	$10,702	$10,720	$10,760
2017	$11,471	$11,470	$11,517
2017	$11,901	$11,917	$12,020
2018	$12,760	$12,814	$13,097
2018	$12,205	$12,273	$12,480
2018	$12,144	$12,191	$12,237
2018	$10,896	$10,948	$11,023
2019	$10,984	$11,026	$11,405
2019	$11,845	$11,864	$11,995
2019	$11,576	$11,718	$11,889
2019	$12,103	$12,129	$12,256
2020	$12,453	$12,519	$12,564
2020	$10,210	$10,264	$10,619
2020	$11,601	$11,662	$12,011
2020	$11,074	$11,106	$11,999
2021	$13,413	$13,514	$14,401
2021	$14,887	$14,954	$15,400
2021	$15,624	$15,661	$15,566
2021	$15,763	$15,808	$15,713
2022	$15,258	$15,134	$15,028
2022	$13,642	$13,804	$13,895
2022	$13,147	$13,090	$13,196
2022	$11,894	$11,927	$11,840
2023	$14,544	$14,473	$14,163
2023	$15,265	$15,276	$14,211
2023	$15,533	$15,575	$14,927
2023	$13,824	$13,769	$13,252
2024	$15,781	$15,914	$15,029
2024	$16,347	$16,461	$15,598
2024	$17,333	$17,318	$16,417
2024	$17,040	$16,996	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
FTSE Europe ETF Shares Net Asset Value	23.26%	7.08%	5.47%
FTSE Europe ETF Shares Market Price	23.38%	7.04%	5.46%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR963

Vanguard European Stock Index Fund

Admiral™ Shares (VEUSX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.11%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,796	$9,826	$9,727
2015	$10,571	$10,626	$10,610
2015	$10,507	$10,562	$10,150
2015	$9,939	$10,017	$9,642
2016	$9,012	$8,974	$8,671
2016	$9,614	$9,630	$9,536
2016	$9,493	$9,525	$9,709
2016	$9,295	$9,313	$9,731
2017	$9,793	$9,796	$10,092
2017	$10,698	$10,720	$10,760
2017	$11,466	$11,470	$11,517
2017	$11,896	$11,917	$12,020
2018	$12,755	$12,814	$13,097
2018	$12,200	$12,273	$12,480
2018	$12,142	$12,191	$12,237
2018	$10,894	$10,948	$11,023
2019	$10,980	$11,026	$11,405
2019	$11,841	$11,864	$11,995
2019	$11,569	$11,718	$11,889
2019	$12,097	$12,129	$12,256
2020	$12,446	$12,519	$12,564
2020	$10,202	$10,264	$10,619
2020	$11,591	$11,662	$12,011
2020	$11,064	$11,106	$11,999
2021	$13,400	$13,514	$14,401
2021	$14,868	$14,954	$15,400
2021	$15,606	$15,661	$15,566
2021	$15,744	$15,808	$15,713
2022	$15,239	$15,134	$15,028
2022	$13,622	$13,804	$13,895
2022	$13,128	$13,090	$13,196
2022	$11,878	$11,927	$11,840
2023	$14,521	$14,473	$14,163
2023	$15,242	$15,276	$14,211
2023	$15,508	$15,575	$14,927
2023	$13,801	$13,769	$13,252
2024	$15,756	$15,914	$15,029
2024	$16,321	$16,461	$15,598
2024	$17,302	$17,318	$16,417
2024	$17,010	$16,996	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	23.25%	7.05%	5.46%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR579

Vanguard European Stock Index Fund

Investor Shares (VEURX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.24%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,792	$9,826	$9,727
2015	$10,561	$10,626	$10,610
2015	$10,492	$10,562	$10,150
2015	$9,923	$10,017	$9,642
2016	$8,996	$8,974	$8,671
2016	$9,592	$9,630	$9,536
2016	$9,467	$9,525	$9,709
2016	$9,265	$9,313	$9,731
2017	$9,758	$9,796	$10,092
2017	$10,655	$10,720	$10,760
2017	$11,413	$11,470	$11,517
2017	$11,838	$11,917	$12,020
2018	$12,687	$12,814	$13,097
2018	$12,132	$12,273	$12,480
2018	$12,073	$12,191	$12,237
2018	$10,829	$10,948	$11,023
2019	$10,911	$11,026	$11,405
2019	$11,763	$11,864	$11,995
2019	$11,487	$11,718	$11,889
2019	$12,009	$12,129	$12,256
2020	$12,349	$12,519	$12,564
2020	$10,118	$10,264	$10,619
2020	$11,495	$11,662	$12,011
2020	$10,967	$11,106	$11,999
2021	$13,281	$13,514	$14,401
2021	$14,731	$14,954	$15,400
2021	$15,456	$15,661	$15,566
2021	$15,586	$15,808	$15,713
2022	$15,084	$15,134	$15,028
2022	$13,478	$13,804	$13,895
2022	$12,988	$13,090	$13,196
2022	$11,742	$11,927	$11,840
2023	$14,356	$14,473	$14,163
2023	$15,063	$15,276	$14,211
2023	$15,319	$15,575	$14,927
2023	$13,628	$13,769	$13,252
2024	$15,554	$15,914	$15,029
2024	$16,105	$16,461	$15,598
2024	$17,070	$17,318	$16,417
2024	$16,775	$16,996	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	23.10%	6.91%	5.31%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR79

Vanguard European Stock Index Fund

Institutional Shares (VESIX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,897,149	$4,913,054	$4,863,465
2015	$5,284,657	$5,313,091	$5,305,193
2015	$5,253,741	$5,281,099	$5,075,063
2015	$4,970,848	$5,008,407	$4,821,104
2016	$4,506,501	$4,486,895	$4,335,553
2016	$4,808,430	$4,815,152	$4,767,844
2016	$4,747,802	$4,762,519	$4,854,633
2016	$4,649,494	$4,656,637	$4,865,685
2017	$4,898,886	$4,897,854	$5,045,857
2017	$5,350,656	$5,360,222	$5,379,806
2017	$5,735,983	$5,735,002	$5,758,618
2017	$5,951,583	$5,958,449	$6,009,933
2018	$6,380,324	$6,406,853	$6,548,272
2018	$6,103,711	$6,136,348	$6,240,088
2018	$6,075,547	$6,095,577	$6,118,444
2018	$5,450,550	$5,473,923	$5,511,683
2019	$5,493,668	$5,512,842	$5,702,523
2019	$5,926,227	$5,931,778	$5,997,673
2019	$5,789,270	$5,859,067	$5,944,742
2019	$6,054,851	$6,064,333	$6,128,123
2020	$6,229,210	$6,259,324	$6,282,128
2020	$5,105,111	$5,131,802	$5,309,483
2020	$5,802,528	$5,831,008	$6,005,347
2020	$5,537,675	$5,553,134	$5,999,348
2021	$6,708,343	$6,757,090	$7,200,351
2021	$7,444,197	$7,477,233	$7,699,836
2021	$7,813,206	$7,830,415	$7,783,076
2021	$7,882,121	$7,903,787	$7,856,567
2022	$7,628,948	$7,567,112	$7,514,188
2022	$6,821,997	$6,902,084	$6,947,356
2022	$6,574,319	$6,545,099	$6,597,895
2022	$5,948,504	$5,963,604	$5,920,037
2023	$7,273,384	$7,236,284	$7,081,455
2023	$7,634,674	$7,637,913	$7,105,593
2023	$7,767,237	$7,787,463	$7,463,407
2023	$6,912,716	$6,884,651	$6,626,179
2024	$7,892,463	$7,956,944	$7,514,309
2024	$8,174,692	$8,230,583	$7,799,063
2024	$8,668,330	$8,658,854	$8,208,323
2024	$8,523,008	$8,498,025	$8,246,167

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	23.29%	7.08%	5.48%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR235

Vanguard European Stock Index Fund

Institutional Plus Shares (VEUPX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 5, 2014, Through October 31, 2024

Initial investment of $100,000,000

	Institutional Plus Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
12/5/14	$100,000,000	$100,000,000	$100,000,000
1/31/15	$95,980,922	$96,008,029	$97,433,303
4/30/15	$103,579,525	$103,825,331	$106,282,744
7/31/15	$102,959,684	$103,200,153	$101,672,395
10/31/15	$97,408,766	$97,871,372	$96,584,647
1/31/16	$88,328,800	$87,680,285	$86,857,256
4/30/16	$94,248,733	$94,094,889	$95,517,654
7/31/16	$93,054,792	$93,066,361	$97,256,361
10/31/16	$91,123,783	$90,997,289	$97,477,765
1/31/17	$96,007,043	$95,711,013	$101,087,284
4/30/17	$104,885,744	$104,746,327	$107,777,521
7/31/17	$112,419,322	$112,070,074	$115,366,535
10/31/17	$116,662,818	$116,436,543	$120,401,306
1/31/18	$125,138,519	$125,198,976	$131,186,244
4/30/18	$119,715,935	$119,912,928	$125,012,175
7/31/18	$119,154,632	$119,116,214	$122,575,192
10/31/18	$106,908,329	$106,968,214	$110,419,514
1/31/19	$107,764,663	$107,728,741	$114,242,755
4/30/19	$116,223,686	$115,915,353	$120,155,699
7/31/19	$113,559,009	$114,494,474	$119,095,294
10/31/19	$118,754,300	$118,505,659	$122,769,106
1/31/20	$122,186,221	$122,316,051	$125,854,403
4/30/20	$100,155,318	$100,282,677	$106,368,690
7/31/20	$113,821,486	$113,946,157	$120,309,431
10/31/20	$108,632,831	$108,516,106	$120,189,268
1/31/21	$131,597,440	$132,043,119	$144,249,807
4/30/21	$146,033,113	$146,115,726	$154,256,366
7/31/21	$153,289,775	$153,017,404	$155,923,972
10/31/21	$154,633,943	$154,451,190	$157,396,266
1/31/22	$149,690,273	$147,872,088	$150,537,145
4/30/22	$133,832,744	$134,876,506	$139,181,393
7/31/22	$128,985,862	$127,900,514	$132,180,385
10/31/22	$116,701,738	$116,537,275	$118,600,368
1/31/23	$142,701,677	$141,407,237	$141,867,895
4/30/23	$149,791,393	$149,255,649	$142,351,467
7/31/23	$152,420,501	$152,178,061	$149,519,796
10/31/23	$135,647,815	$134,535,829	$132,747,007
1/31/24	$154,863,675	$155,489,961	$150,539,554
4/30/24	$160,428,887	$160,837,259	$156,244,240
7/31/24	$170,093,998	$169,206,273	$164,443,235
10/31/24	$167,243,029	$166,063,441	$165,201,411

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/5/14
Institutional Plus Shares	23.29%	7.09%	5.33%
Spliced European Stock Index	23.43%	6.98%	5.25%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.20%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1863

Vanguard Pacific Stock Index Fund

FTSE Pacific ETF Shares (VPL) NYSE Arca

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Pacific ETF Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	FTSE Pacific ETF Shares Net Asset Value	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,597	$9,864	$9,727
2015	$10,590	$10,844	$10,610
2015	$10,192	$10,417	$10,150
2015	$9,707	$9,990	$9,642
2016	$9,089	$9,145	$8,671
2016	$9,549	$9,985	$9,536
2016	$10,137	$10,385	$9,709
2016	$10,346	$10,560	$9,731
2017	$10,643	$10,880	$10,092
2017	$11,152	$11,359	$10,760
2017	$11,914	$12,131	$11,517
2017	$12,611	$12,789	$12,020
2018	$13,689	$13,936	$13,097
2018	$13,185	$13,494	$12,480
2018	$12,815	$13,016	$12,237
2018	$11,685	$11,918	$11,023
2019	$12,065	$12,278	$11,405
2019	$12,392	$12,589	$11,995
2019	$12,168	$12,508	$11,889
2019	$12,799	$13,112	$12,256
2020	$12,788	$13,258	$12,564
2020	$11,220	$11,563	$10,619
2020	$12,288	$12,489	$12,011
2020	$12,887	$13,097	$11,999
2021	$15,338	$15,684	$14,401
2021	$15,930	$16,283	$15,400
2021	$15,904	$16,194	$15,566
2021	$15,885	$16,181	$15,713
2022	$14,877	$15,028	$15,028
2022	$13,801	$14,233	$13,895
2022	$13,489	$13,694	$13,196
2022	$11,916	$12,186	$11,840
2023	$14,344	$14,592	$14,163
2023	$14,044	$14,296	$14,211
2023	$14,994	$15,324	$14,927
2023	$13,465	$13,652	$13,252
2024	$15,166	$15,734	$15,029
2024	$15,477	$15,973	$15,598
2024	$16,479	$16,879	$16,417
2024	$15,937	$16,467	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
FTSE Pacific ETF Shares Net Asset Value	18.36%	4.48%	4.77%
FTSE Pacific ETF Shares Market Price	18.02%	4.54%	4.73%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR962

Vanguard Pacific Stock Index Fund

Admiral™ Shares (VPADX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,598	$9,864	$9,727
2015	$10,591	$10,844	$10,610
2015	$10,194	$10,417	$10,150
2015	$9,708	$9,990	$9,642
2016	$9,091	$9,145	$8,671
2016	$9,551	$9,985	$9,536
2016	$10,137	$10,385	$9,709
2016	$10,346	$10,560	$9,731
2017	$10,644	$10,880	$10,092
2017	$11,154	$11,359	$10,760
2017	$11,914	$12,131	$11,517
2017	$12,612	$12,789	$12,020
2018	$13,689	$13,936	$13,097
2018	$13,185	$13,494	$12,480
2018	$12,815	$13,016	$12,237
2018	$11,684	$11,918	$11,023
2019	$12,062	$12,278	$11,405
2019	$12,388	$12,589	$11,995
2019	$12,163	$12,508	$11,889
2019	$12,794	$13,112	$12,256
2020	$12,782	$13,258	$12,564
2020	$11,214	$11,563	$10,619
2020	$12,281	$12,489	$12,011
2020	$12,878	$13,097	$11,999
2021	$15,328	$15,684	$14,401
2021	$15,917	$16,283	$15,400
2021	$15,891	$16,194	$15,566
2021	$15,871	$16,181	$15,713
2022	$14,862	$15,028	$15,028
2022	$13,787	$14,233	$13,895
2022	$13,475	$13,694	$13,196
2022	$11,902	$12,186	$11,840
2023	$14,329	$14,592	$14,163
2023	$14,029	$14,296	$14,211
2023	$14,976	$15,324	$14,927
2023	$13,448	$13,652	$13,252
2024	$15,145	$15,734	$15,029
2024	$15,456	$15,973	$15,598
2024	$16,456	$16,879	$16,417
2024	$15,912	$16,467	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	18.33%	4.46%	4.75%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR572

Vanguard Pacific Stock Index Fund

Investor Shares (VPACX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.23%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,592	$9,864	$9,727
2015	$10,584	$10,844	$10,610
2015	$10,181	$10,417	$10,150
2015	$9,693	$9,990	$9,642
2016	$9,077	$9,145	$8,671
2016	$9,522	$9,985	$9,536
2016	$10,110	$10,385	$9,709
2016	$10,313	$10,560	$9,731
2017	$10,605	$10,880	$10,092
2017	$11,108	$11,359	$10,760
2017	$11,859	$12,131	$11,517
2017	$12,553	$12,789	$12,020
2018	$13,615	$13,936	$13,097
2018	$13,105	$13,494	$12,480
2018	$12,734	$13,016	$12,237
2018	$11,608	$11,918	$11,023
2019	$11,987	$12,278	$11,405
2019	$12,305	$12,589	$11,995
2019	$12,079	$12,508	$11,889
2019	$12,698	$13,112	$12,256
2020	$12,680	$13,258	$12,564
2020	$11,125	$11,563	$10,619
2020	$12,174	$12,489	$12,011
2020	$12,765	$13,097	$11,999
2021	$15,185	$15,684	$14,401
2021	$15,763	$16,283	$15,400
2021	$15,731	$16,194	$15,566
2021	$15,711	$16,181	$15,713
2022	$14,704	$15,028	$15,028
2022	$13,638	$14,233	$13,895
2022	$13,320	$13,694	$13,196
2022	$11,771	$12,186	$11,840
2023	$14,163	$14,592	$14,163
2023	$13,858	$14,296	$14,211
2023	$14,794	$15,324	$14,927
2023	$13,281	$13,652	$13,252
2024	$14,952	$15,734	$15,029
2024	$15,247	$15,973	$15,598
2024	$16,235	$16,879	$16,417
2024	$15,690	$16,467	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	18.13%	4.32%	4.61%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR72

Vanguard Pacific Stock Index Fund

Institutional Shares (VPKIX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,800,482	$4,932,175	$4,863,465
2015	$5,298,270	$5,422,240	$5,305,193
2015	$5,101,300	$5,208,682	$5,075,063
2015	$4,857,789	$4,995,102	$4,821,104
2016	$4,547,619	$4,572,500	$4,335,553
2016	$4,778,751	$4,992,507	$4,767,844
2016	$5,073,582	$5,192,529	$4,854,633
2016	$5,178,827	$5,279,865	$4,865,685
2017	$5,328,747	$5,440,005	$5,045,857
2017	$5,581,438	$5,679,334	$5,379,806
2017	$5,964,140	$6,065,644	$5,758,618
2017	$6,313,584	$6,394,305	$6,009,933
2018	$6,854,168	$6,967,831	$6,548,272
2018	$6,599,073	$6,746,793	$6,240,088
2018	$6,413,337	$6,507,878	$6,118,444
2018	$5,848,247	$5,959,237	$5,511,683
2019	$6,041,904	$6,138,965	$5,702,523
2019	$6,200,619	$6,294,304	$5,997,673
2019	$6,092,899	$6,253,994	$5,944,742
2019	$6,404,700	$6,556,192	$6,128,123
2020	$6,402,166	$6,629,234	$6,282,128
2020	$5,617,700	$5,781,440	$5,309,483
2020	$6,148,535	$6,244,327	$6,005,347
2020	$6,450,898	$6,548,657	$5,999,348
2021	$7,679,589	$7,842,088	$7,200,351
2021	$7,971,968	$8,141,630	$7,699,836
2021	$7,957,937	$8,096,939	$7,783,076
2021	$7,950,743	$8,090,611	$7,856,567
2022	$7,444,164	$7,514,086	$7,514,188
2022	$6,908,483	$7,116,737	$6,947,356
2022	$6,749,091	$6,847,020	$6,597,895
2022	$5,966,596	$6,093,027	$5,920,037
2023	$7,178,590	$7,295,955	$7,081,455
2023	$7,030,896	$7,148,230	$7,105,593
2023	$7,505,658	$7,661,889	$7,463,407
2023	$6,740,657	$6,826,183	$6,626,179
2024	$7,591,708	$7,866,777	$7,514,309
2024	$7,745,179	$7,986,689	$7,799,063
2024	$8,248,016	$8,439,704	$8,208,323
2024	$7,977,275	$8,233,631	$8,246,167

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	18.35%	4.49%	4.78%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR237

Vanguard FTSE All-World ex-US Index Fund

ETF Shares (VEU) NYSE Arca

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,627	$9,728	$9,727
2015	$10,500	$10,600	$10,610
2015	$10,045	$10,143	$10,150
2015	$9,495	$9,617	$9,642
2016	$8,646	$8,631	$8,671
2016	$9,327	$9,470	$9,536
2016	$9,555	$9,640	$9,709
2016	$9,606	$9,678	$9,731
2017	$9,970	$10,042	$10,092
2017	$10,628	$10,699	$10,760
2017	$11,380	$11,454	$11,517
2017	$11,885	$11,950	$12,020
2018	$12,903	$13,018	$13,097
2018	$12,248	$12,394	$12,480
2018	$12,071	$12,163	$12,237
2018	$10,890	$10,995	$11,023
2019	$11,299	$11,388	$11,405
2019	$11,903	$11,985	$11,995
2019	$11,683	$11,888	$11,889
2019	$12,134	$12,262	$12,256
2020	$12,356	$12,559	$12,564
2020	$10,486	$10,645	$10,619
2020	$11,910	$12,015	$12,011
2020	$11,911	$11,996	$11,999
2021	$14,232	$14,391	$14,401
2021	$15,164	$15,335	$15,400
2021	$15,337	$15,472	$15,566
2021	$15,463	$15,622	$15,713
2022	$15,004	$14,995	$15,028
2022	$13,571	$13,855	$13,895
2022	$13,099	$13,180	$13,196
2022	$11,710	$11,841	$11,840
2023	$14,111	$14,186	$14,163
2023	$14,138	$14,252	$14,211
2023	$14,803	$14,960	$14,927
2023	$13,222	$13,303	$13,252
2024	$14,797	$15,078	$15,029
2024	$15,390	$15,665	$15,598
2024	$16,316	$16,482	$16,417
2024	$16,330	$16,566	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.51%	6.12%	5.03%
ETF Shares Market Price	23.54%	6.15%	5.01%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR991

Vanguard FTSE All-World ex-US Index Fund

Admiral™ Shares (VFWAX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,626	$9,728	$9,727
2015	$10,498	$10,600	$10,610
2015	$10,046	$10,143	$10,150
2015	$9,495	$9,617	$9,642
2016	$8,647	$8,631	$8,671
2016	$9,327	$9,470	$9,536
2016	$9,551	$9,640	$9,709
2016	$9,602	$9,678	$9,731
2017	$9,966	$10,042	$10,092
2017	$10,622	$10,699	$10,760
2017	$11,376	$11,454	$11,517
2017	$11,882	$11,950	$12,020
2018	$12,900	$13,018	$13,097
2018	$12,246	$12,394	$12,480
2018	$12,070	$12,163	$12,237
2018	$10,887	$10,995	$11,023
2019	$11,297	$11,388	$11,405
2019	$11,898	$11,985	$11,995
2019	$11,676	$11,888	$11,889
2019	$12,125	$12,262	$12,256
2020	$12,344	$12,559	$12,564
2020	$10,473	$10,645	$10,619
2020	$11,896	$12,015	$12,011
2020	$11,897	$11,996	$11,999
2021	$14,214	$14,391	$14,401
2021	$15,141	$15,335	$15,400
2021	$15,313	$15,472	$15,566
2021	$15,437	$15,622	$15,713
2022	$14,981	$14,995	$15,028
2022	$13,545	$13,855	$13,895
2022	$13,074	$13,180	$13,196
2022	$11,686	$11,841	$11,840
2023	$14,083	$14,186	$14,163
2023	$14,105	$14,252	$14,211
2023	$14,772	$14,960	$14,927
2023	$13,189	$13,303	$13,252
2024	$14,758	$15,078	$15,029
2024	$15,350	$15,665	$15,598
2024	$16,269	$16,482	$16,417
2024	$16,285	$16,566	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	23.48%	6.08%	5.00%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR570

Vanguard FTSE All-World ex-US Index Fund

Institutional Shares (VFWSX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,814,118	$4,864,006	$4,863,465
2015	$5,250,279	$5,299,774	$5,305,193
2015	$5,023,435	$5,071,320	$5,075,063
2015	$4,748,430	$4,808,258	$4,821,104
2016	$4,324,771	$4,315,567	$4,335,553
2016	$4,665,174	$4,735,092	$4,767,844
2016	$4,778,042	$4,820,231	$4,854,633
2016	$4,803,164	$4,839,145	$4,865,685
2017	$4,985,769	$5,021,108	$5,045,857
2017	$5,313,952	$5,349,708	$5,379,806
2017	$5,690,931	$5,726,808	$5,758,618
2017	$5,943,658	$5,975,224	$6,009,933
2018	$6,453,085	$6,508,806	$6,548,272
2018	$6,125,835	$6,197,245	$6,240,088
2018	$6,038,439	$6,081,340	$6,118,444
2018	$5,447,463	$5,497,715	$5,511,683
2019	$5,652,647	$5,694,057	$5,702,523
2019	$5,955,185	$5,992,630	$5,997,673
2019	$5,844,107	$5,943,998	$5,944,742
2019	$6,069,534	$6,131,137	$6,128,123
2020	$6,180,155	$6,279,382	$6,282,128
2020	$5,243,767	$5,322,652	$5,309,483
2020	$5,956,497	$6,007,639	$6,005,347
2020	$5,956,264	$5,997,799	$5,999,348
2021	$7,116,945	$7,195,594	$7,200,351
2021	$7,582,587	$7,667,688	$7,699,836
2021	$7,669,453	$7,736,093	$7,783,076
2021	$7,732,299	$7,810,825	$7,856,567
2022	$7,503,241	$7,497,689	$7,514,188
2022	$6,785,744	$6,927,588	$6,947,356
2022	$6,550,291	$6,589,818	$6,597,895
2022	$5,855,209	$5,920,372	$5,920,037
2023	$7,054,910	$7,093,216	$7,081,455
2023	$7,068,110	$7,126,197	$7,105,593
2023	$7,401,577	$7,480,068	$7,463,407
2023	$6,610,150	$6,651,384	$6,626,179
2024	$7,397,586	$7,539,122	$7,514,309
2024	$7,693,656	$7,832,744	$7,799,063
2024	$8,156,069	$8,241,051	$8,208,323
2024	$8,163,834	$8,283,141	$8,246,167

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	23.50%	6.11%	5.02%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR881

Vanguard FTSE All-World ex-US Index Fund

Institutional Plus Shares (VFWPX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $100,000,000

	Institutional Plus Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$96,284,486	$97,280,117	$97,269,306
2015	$105,017,603	$105,995,477	$106,103,852
2015	$100,484,898	$101,426,394	$101,501,264
2015	$94,987,502	$96,165,153	$96,422,079
2016	$86,510,185	$86,311,343	$86,711,061
2016	$93,326,495	$94,701,842	$95,356,882
2016	$95,603,095	$96,404,617	$97,092,662
2016	$96,109,014	$96,782,890	$97,313,694
2017	$99,772,661	$100,422,152	$100,917,137
2017	$106,346,147	$106,994,154	$107,596,113
2017	$113,901,041	$114,536,164	$115,172,354
2017	$118,975,309	$119,504,475	$120,198,651
2018	$129,173,776	$130,176,119	$130,965,436
2018	$122,634,326	$123,944,905	$124,801,759
2018	$120,896,625	$121,626,802	$122,368,878
2018	$109,061,159	$109,954,296	$110,233,660
2019	$113,175,937	$113,881,149	$114,050,466
2019	$119,234,603	$119,852,593	$119,953,457
2019	$117,016,068	$118,879,950	$118,894,837
2019	$121,531,120	$122,622,749	$122,562,465
2020	$123,759,238	$125,587,630	$125,642,569
2020	$105,005,232	$106,453,048	$106,189,654
2020	$119,291,532	$120,152,774	$120,106,930
2020	$119,302,281	$119,955,984	$119,986,969
2021	$142,550,467	$143,911,887	$144,007,011
2021	$151,878,508	$153,353,756	$153,996,727
2021	$153,621,512	$154,721,867	$155,661,526
2021	$154,903,164	$156,216,497	$157,131,342
2022	$150,314,162	$149,953,773	$150,283,766
2022	$135,941,986	$138,551,753	$138,947,128
2022	$131,241,802	$131,796,355	$131,957,904
2022	$117,314,277	$118,407,437	$118,400,744
2023	$141,367,843	$141,864,315	$141,629,108
2023	$141,630,425	$142,523,937	$142,111,866
2023	$148,310,795	$149,601,353	$149,268,130
2023	$132,462,502	$133,027,673	$132,523,572
2024	$148,255,755	$150,782,433	$150,286,171
2024	$154,206,597	$156,654,887	$155,981,255
2024	$163,463,389	$164,821,020	$164,166,450
2024	$163,629,355	$165,662,824	$164,923,349

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	23.53%	6.13%	5.05%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1866

Vanguard Total World Stock Index Fund

ETF Shares (VT) NYSE Arca

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Global All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  The Fund’s benchmark posted solid gains across regions and sectors. By region, North America contributed most to benchmark returns. By sector, technology, financials, industrials, and consumer discretionary contributed most to performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	FTSE Global All Cap Index
2014	$10,000	$10,000
2015	$9,786	$9,839
2015	$10,486	$10,539
2015	$10,325	$10,382
2015	$9,977	$10,044
2016	$9,189	$9,195
2016	$9,918	$10,002
2016	$10,347	$10,407
2016	$10,265	$10,320
2017	$10,900	$10,957
2017	$11,524	$11,583
2017	$12,145	$12,208
2017	$12,710	$12,774
2018	$13,875	$13,966
2018	$13,154	$13,264
2018	$13,526	$13,610
2018	$12,605	$12,695
2019	$12,849	$12,929
2019	$13,811	$13,888
2019	$13,813	$13,958
2019	$14,193	$14,298
2020	$14,838	$14,988
2020	$12,992	$13,108
2020	$14,798	$14,893
2020	$14,885	$14,969
2021	$17,519	$17,654
2021	$19,265	$19,416
2021	$19,911	$20,052
2021	$20,540	$20,695
2022	$19,829	$19,894
2022	$18,068	$18,282
2022	$17,816	$17,924
2022	$16,451	$16,585
2023	$18,338	$18,447
2023	$18,508	$18,642
2023	$20,075	$20,244
2023	$18,132	$18,255
2024	$20,790	$21,036
2024	$21,614	$21,867
2024	$23,433	$23,645
2024	$23,956	$24,208

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	32.12%	11.04%	9.13%
ETF Shares Market Price	32.13%	11.03%	9.12%
FTSE Global All Cap Index	32.61%	11.11%	9.24%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.4%
Asia	16.5%
Europe	14.2%
North America	65.9%
Oceania	1.9%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$52,692
Number of Portfolio Holdings	9,875
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$2,710

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3141

Vanguard Total World Stock Index Fund

Admiral™ Shares (VTWAX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Global All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  The Fund’s benchmark posted solid gains across regions and sectors. By region, North America contributed most to benchmark returns. By sector, technology, financials, industrials, and consumer discretionary contributed most to performance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 7, 2019, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	FTSE Global All Cap Index
2/7/19	$10,000	$10,000
4/30/19	$10,777	$10,754
7/31/19	$10,780	$10,808
10/31/19	$11,073	$11,071
1/31/20	$11,574	$11,605
4/30/20	$10,134	$10,150
7/31/20	$11,542	$11,532
10/31/20	$11,607	$11,591
1/31/21	$13,662	$13,670
4/30/21	$15,021	$15,034
7/31/21	$15,524	$15,527
10/31/21	$16,015	$16,025
1/31/22	$15,457	$15,404
4/30/22	$14,082	$14,156
7/31/22	$13,886	$13,879
10/31/22	$12,823	$12,842
1/31/23	$14,292	$14,284
4/30/23	$14,425	$14,435
7/31/23	$15,640	$15,676
10/31/23	$14,126	$14,135
1/31/24	$16,197	$16,289
4/30/24	$16,840	$16,932
7/31/24	$18,253	$18,308
10/31/24	$18,658	$18,745

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	32.09%	11.00%	11.50%
FTSE Global All Cap Index	32.61%	11.11%	11.59%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.4%
Asia	16.5%
Europe	14.2%
North America	65.9%
Oceania	1.9%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$52,692
Number of Portfolio Holdings	9,875
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$2,710

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5028

Vanguard Total World Stock Index Fund

Institutional Shares (VTWIX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Global All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  The Fund’s benchmark posted solid gains across regions and sectors. By region, North America contributed most to benchmark returns. By sector, technology, financials, industrials, and consumer discretionary contributed most to performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	FTSE Global All Cap Index
2014	$5,000,000	$5,000,000
2015	$4,894,141	$4,919,574
2015	$5,242,893	$5,269,665
2015	$5,163,176	$5,190,795
2015	$4,988,935	$5,022,174
2016	$4,594,947	$4,597,281
2016	$4,959,471	$5,001,121
2016	$5,174,043	$5,203,698
2016	$5,132,539	$5,159,957
2017	$5,450,942	$5,478,260
2017	$5,762,885	$5,791,739
2017	$6,074,168	$6,104,019
2017	$6,357,048	$6,386,748
2018	$6,939,687	$6,983,001
2018	$6,580,119	$6,631,816
2018	$6,765,992	$6,804,851
2018	$6,304,914	$6,347,403
2019	$6,427,056	$6,464,351
2019	$6,907,562	$6,944,000
2019	$6,909,074	$6,979,167
2019	$7,097,644	$7,149,008
2020	$7,420,245	$7,493,819
2020	$6,497,152	$6,554,227
2020	$7,400,629	$7,446,324
2020	$7,443,520	$7,484,351
2021	$8,759,814	$8,827,072
2021	$9,632,798	$9,707,998
2021	$9,956,215	$10,025,971
2021	$10,269,925	$10,347,686
2022	$9,913,205	$9,946,883
2022	$9,032,602	$9,141,183
2022	$8,907,307	$8,961,770
2022	$8,224,892	$8,292,515
2023	$9,167,224	$9,223,384
2023	$9,252,213	$9,320,929
2023	$10,034,693	$10,122,209
2023	$9,063,671	$9,127,351
2024	$10,392,756	$10,518,154
2024	$10,804,605	$10,933,449
2024	$11,712,239	$11,822,302
2024	$11,973,916	$12,104,071

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	32.11%	11.03%	9.13%
FTSE Global All Cap Index	32.61%	11.11%	9.24%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.4%
Asia	16.5%
Europe	14.2%
North America	65.9%
Oceania	1.9%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$52,692
Number of Portfolio Holdings	9,875
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$2,710

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR826

Vanguard FTSE All-World ex-US Small-Cap Index Fund

ETF Shares (VSS) NYSE Arca

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 30% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, industrials, financials, and technology contributed most to performance. Energy, telecommunications, and utilities contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,633	$9,717	$9,727
2015	$10,624	$10,708	$10,610
2015	$10,135	$10,219	$10,150
2015	$9,781	$9,873	$9,642
2016	$9,059	$9,029	$8,671
2016	$10,025	$10,122	$9,536
2016	$10,289	$10,326	$9,709
2016	$10,183	$10,208	$9,731
2017	$10,519	$10,536	$10,092
2017	$11,289	$11,300	$10,760
2017	$12,094	$12,088	$11,517
2017	$12,643	$12,640	$12,020
2018	$13,784	$13,802	$13,097
2018	$13,198	$13,246	$12,480
2018	$12,916	$12,900	$12,237
2018	$11,269	$11,263	$11,023
2019	$11,574	$11,542	$11,405
2019	$12,120	$12,068	$11,995
2019	$11,820	$11,882	$11,889
2019	$12,202	$12,178	$12,256
2020	$12,561	$12,593	$12,564
2020	$10,348	$10,361	$10,619
2020	$12,019	$11,958	$12,011
2020	$12,103	$12,020	$11,999
2021	$14,505	$14,480	$14,401
2021	$16,018	$15,987	$15,400
2021	$16,493	$16,424	$15,566
2021	$16,623	$16,548	$15,713
2022	$15,521	$15,322	$15,028
2022	$14,183	$14,250	$13,895
2022	$13,470	$13,335	$13,196
2022	$11,882	$11,824	$11,840
2023	$14,069	$13,933	$14,163
2023	$13,934	$13,821	$14,211
2023	$14,681	$14,608	$14,927
2023	$12,899	$12,781	$13,252
2024	$14,515	$14,562	$15,029
2024	$14,938	$14,969	$15,598
2024	$15,865	$15,803	$16,417
2024	$15,815	$15,805	$16,492

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.61%	5.32%	4.69%
ETF Shares Market Price	22.50%	5.37%	4.62%
FTSE Global Small-Cap ex US Index	23.66%	5.35%	4.68%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	44.8%
Europe	30.9%
North America	15.6%
Oceania	5.3%
South America	1.4%
Other Assets and Liabilities—Net	0.9%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$10,792
Number of Portfolio Holdings	4,845
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$606

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3184

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Admiral™ Shares (VFSAX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 30% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, industrials, financials, and technology contributed most to performance. Energy, telecommunications, and utilities contributed least.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 7, 2019, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2/7/19	$10,000	$10,000	$10,000
4/30/19	$10,543	$10,494	$10,573
7/31/19	$10,278	$10,332	$10,480
10/31/19	$10,608	$10,590	$10,803
1/31/20	$10,918	$10,950	$11,075
4/30/20	$8,996	$9,010	$9,360
7/31/20	$10,447	$10,398	$10,587
10/31/20	$10,519	$10,452	$10,576
1/31/21	$12,603	$12,591	$12,693
4/30/21	$13,913	$13,902	$13,574
7/31/21	$14,324	$14,282	$13,721
10/31/21	$14,434	$14,390	$13,850
1/31/22	$13,472	$13,324	$13,247
4/30/22	$12,308	$12,391	$12,247
7/31/22	$11,685	$11,595	$11,631
10/31/22	$10,304	$10,282	$10,436
1/31/23	$12,199	$12,116	$12,484
4/30/23	$12,080	$12,018	$12,526
7/31/23	$12,727	$12,702	$13,157
10/31/23	$11,178	$11,114	$11,681
1/31/24	$12,578	$12,662	$13,247
4/30/24	$12,939	$13,017	$13,749
7/31/24	$13,739	$13,742	$14,470
10/31/24	$13,692	$13,743	$14,537

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	22.49%	5.24%	5.64%
FTSE Global Small-Cap ex US Index	23.66%	5.35%	5.71%
FTSE Global All Cap ex US Index	24.45%	6.12%	6.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	44.8%
Europe	30.9%
North America	15.6%
Oceania	5.3%
South America	1.4%
Other Assets and Liabilities—Net	0.9%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$10,792
Number of Portfolio Holdings	4,845
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$606

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2284

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Institutional Shares (VFSNX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 30% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, industrials, financials, and technology contributed most to performance. Energy, telecommunications, and utilities contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,817,092	$4,858,424	$4,863,465
2015	$5,313,523	$5,353,911	$5,305,193
2015	$5,068,566	$5,109,534	$5,075,063
2015	$4,891,641	$4,936,279	$4,821,104
2016	$4,531,367	$4,514,729	$4,335,553
2016	$5,014,741	$5,061,001	$4,767,844
2016	$5,146,762	$5,163,246	$4,854,633
2016	$5,092,705	$5,104,138	$4,865,685
2017	$5,261,224	$5,268,239	$5,045,857
2017	$5,646,439	$5,650,155	$5,379,806
2017	$6,049,395	$6,043,863	$5,758,618
2017	$6,324,014	$6,319,979	$6,009,933
2018	$6,895,207	$6,900,748	$6,548,272
2018	$6,602,030	$6,622,902	$6,240,088
2018	$6,461,562	$6,450,045	$6,118,444
2018	$5,637,722	$5,631,702	$5,511,683
2019	$5,790,317	$5,771,127	$5,702,523
2019	$6,063,236	$6,033,891	$5,997,673
2019	$5,912,945	$5,941,021	$5,944,742
2019	$6,103,428	$6,089,224	$6,128,123
2020	$6,283,980	$6,296,606	$6,282,128
2020	$5,176,760	$5,180,631	$5,309,483
2020	$6,012,247	$5,978,934	$6,005,347
2020	$6,054,247	$6,009,761	$5,999,348
2021	$7,255,250	$7,240,199	$7,200,351
2021	$8,011,868	$7,993,519	$7,699,836
2021	$8,248,740	$8,212,084	$7,783,076
2021	$8,311,774	$8,274,124	$7,856,567
2022	$7,759,769	$7,661,177	$7,514,188
2022	$7,090,329	$7,125,062	$6,947,356
2022	$6,733,083	$6,667,354	$6,597,895
2022	$5,938,768	$5,912,084	$5,920,037
2023	$7,031,039	$6,966,552	$7,081,455
2023	$6,962,827	$6,910,325	$7,105,593
2023	$7,335,657	$7,303,801	$7,463,407
2023	$6,444,531	$6,390,475	$6,626,179
2024	$7,250,994	$7,280,996	$7,514,309
2024	$7,461,567	$7,484,716	$7,799,063
2024	$7,923,667	$7,901,647	$8,208,323
2024	$7,897,988	$7,902,467	$8,246,167

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	22.55%	5.29%	4.68%
FTSE Global Small-Cap ex US Index	23.66%	5.35%	4.68%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	44.8%
Europe	30.9%
North America	15.6%
Oceania	5.3%
South America	1.4%
Other Assets and Liabilities—Net	0.9%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$10,792
Number of Portfolio Holdings	4,845
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$606

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR884

Vanguard Global ex-U.S. Real Estate Index Fund

ETF Shares (VNQI) Nasdaq

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global ex-U.S. Property Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Real estate management and development companies, which make up more than half the index, were the greatest contributors to performance, followed by industrial and retail real estate investment trusts. The other subsectors in the index also contributed, although to a lesser degree. Europe had the highest return among regions that have significant weighting in the index.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2014	$10,000	$10,000	$10,000
2015	$9,955	$10,049	$9,695
2015	$10,729	$10,805	$10,556
2015	$10,033	$10,072	$10,073
2015	$9,834	$9,890	$9,532
2016	$9,079	$8,998	$8,536
2016	$10,196	$10,270	$9,365
2016	$10,621	$10,603	$9,515
2016	$10,121	$10,096	$9,553
2017	$10,009	$9,992	$9,910
2017	$10,664	$10,617	$10,544
2017	$11,515	$11,440	$11,323
2017	$11,754	$11,670	$11,812
2018	$13,003	$12,911	$12,852
2018	$12,497	$12,436	$12,222
2018	$12,151	$12,024	$11,995
2018	$11,000	$10,878	$10,838
2019	$12,241	$12,104	$11,235
2019	$12,435	$12,277	$11,827
2019	$12,450	$12,388	$11,723
2019	$13,141	$12,998	$12,059
2020	$13,257	$13,167	$12,352
2020	$10,386	$10,293	$10,465
2020	$10,949	$10,786	$11,800
2020	$10,813	$10,614	$11,745
2021	$12,328	$12,163	$14,075
2021	$13,286	$13,067	$14,963
2021	$13,535	$13,290	$15,079
2021	$13,459	$13,178	$15,228
2022	$13,012	$12,674	$14,585
2022	$12,107	$11,934	$13,420
2022	$11,374	$11,075	$12,777
2022	$9,266	$9,045	$11,463
2023	$10,961	$10,658	$13,752
2023	$10,471	$10,158	$13,830
2023	$10,523	$10,231	$14,491
2023	$9,287	$8,981	$12,846
2024	$10,538	$10,326	$14,560
2024	$10,559	$10,323	$15,119
2024	$11,053	$10,723	$15,903
2024	$11,291	$10,968	$15,972

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.58%	-2.99%	1.22%
ETF Shares Market Price	21.23%	-3.02%	1.16%
S&P Global ex-U.S. Property Index	22.12%	-3.34%	0.93%
MSCI All Country World Index ex USA Net	24.33%	5.78%	4.79%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.9%
Asia	56.8%
Europe	24.9%
North America	3.3%
Oceania	11.9%
South America	0.5%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,685
Number of Portfolio Holdings	722
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$225

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3358

Vanguard Global ex-U.S. Real Estate Index Fund

Admiral™ Shares (VGRLX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global ex-U.S. Property Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Real estate management and development companies, which make up more than half the index, were the greatest contributors to performance, followed by industrial and retail real estate investment trusts. The other subsectors in the index also contributed, although to a lesser degree. Europe had the highest return among regions that have significant weighting in the index.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2014	$9,975	$10,000	$10,000
2015	$9,930	$10,049	$9,695
2015	$10,701	$10,805	$10,556
2015	$10,007	$10,072	$10,073
2015	$9,809	$9,890	$9,532
2016	$9,060	$8,998	$8,536
2016	$10,171	$10,270	$9,365
2016	$10,594	$10,603	$9,515
2016	$10,095	$10,096	$9,553
2017	$9,983	$9,992	$9,910
2017	$10,638	$10,617	$10,544
2017	$11,486	$11,440	$11,323
2017	$11,725	$11,670	$11,812
2018	$12,971	$12,911	$12,852
2018	$12,467	$12,436	$12,222
2018	$12,121	$12,024	$11,995
2018	$10,971	$10,878	$10,835
2019	$12,209	$12,104	$11,235
2019	$12,402	$12,277	$11,827
2019	$12,415	$12,388	$11,723
2019	$13,106	$12,998	$12,059
2020	$13,221	$13,167	$12,352
2020	$10,358	$10,293	$10,465
2020	$10,918	$10,786	$11,800
2020	$10,785	$10,614	$11,745
2021	$12,219	$12,163	$14,075
2021	$13,253	$13,067	$14,963
2021	$13,501	$13,290	$15,079
2021	$13,426	$13,178	$15,228
2022	$12,986	$12,674	$14,585
2022	$12,082	$11,934	$13,420
2022	$11,357	$11,075	$12,777
2022	$9,256	$9,045	$11,463
2023	$10,954	$10,658	$13,752
2023	$10,450	$10,158	$13,830
2023	$10,500	$10,231	$14,491
2023	$9,267	$8,981	$12,846
2024	$10,510	$10,326	$14,560
2024	$10,536	$10,323	$15,119
2024	$11,025	$10,723	$15,903
2024	$11,243	$10,968	$15,972

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	20.94%	-3.07%	1.18%
S&P Global ex-U.S. Property Index	22.12%	-3.34%	0.93%
MSCI All Country World Index ex USA Net	24.33%	5.78%	4.79%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.9%
Asia	56.8%
Europe	24.9%
North America	3.3%
Oceania	11.9%
South America	0.5%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,685
Number of Portfolio Holdings	722
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$225

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1758

Vanguard Global ex-U.S. Real Estate Index Fund

Institutional Shares (VGRNX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.11%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global ex-U.S. Property Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Real estate management and development companies, which make up more than half the index, were the greatest contributors to performance, followed by industrial and retail real estate investment trusts. The other subsectors in the index also contributed, although to a lesser degree. Europe had the highest return among regions that have significant weighting in the index.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $5,000,000

	Institutional Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2014	$4,987,500	$5,000,000	$5,000,000
2015	$4,966,390	$5,024,710	$4,850,365
2015	$5,353,021	$5,402,520	$5,289,116
2015	$5,006,382	$5,036,162	$5,054,967
2015	$4,907,119	$4,945,181	$4,786,867
2016	$4,531,298	$4,499,002	$4,289,301
2016	$5,088,492	$5,134,812	$4,714,430
2016	$5,300,580	$5,301,641	$4,798,148
2016	$5,050,768	$5,048,120	$4,821,293
2017	$4,994,833	$4,996,172	$5,004,130
2017	$5,322,911	$5,308,612	$5,333,074
2017	$5,746,961	$5,719,949	$5,736,341
2017	$5,867,424	$5,834,818	$5,988,117
2018	$6,490,946	$6,455,590	$6,518,884
2018	$6,238,181	$6,217,950	$6,210,432
2018	$6,066,323	$6,012,144	$6,106,202
2018	$5,490,720	$5,438,883	$5,521,236
2019	$6,109,862	$6,052,032	$5,727,188
2019	$6,207,864	$6,138,556	$6,039,342
2019	$6,214,305	$6,194,197	$5,997,590
2019	$6,559,385	$6,499,140	$6,174,957
2020	$6,617,688	$6,583,693	$6,328,313
2020	$5,184,348	$5,146,372	$5,370,930
2020	$5,465,105	$5,393,166	$6,063,935
2020	$5,398,042	$5,307,032	$6,040,023
2021	$6,153,080	$6,081,560	$7,242,681
2021	$6,632,175	$6,533,743	$7,710,650
2021	$6,756,109	$6,645,216	$7,780,153
2021	$6,717,322	$6,588,820	$7,865,620
2022	$6,498,165	$6,336,804	$7,537,559
2022	$6,045,901	$5,966,766	$6,947,132
2022	$5,679,927	$5,537,741	$6,626,213
2022	$4,627,908	$4,522,477	$5,950,339
2023	$5,474,506	$5,329,189	$7,143,786
2023	$5,228,910	$5,079,109	$7,197,761
2023	$5,255,994	$5,115,524	$7,555,632
2023	$4,637,388	$4,490,553	$6,703,810
2024	$5,261,930	$5,162,897	$7,602,572
2024	$5,272,797	$5,161,344	$7,909,190
2024	$5,518,890	$5,361,421	$8,332,716
2024	$5,629,424	$5,484,012	$7,986,184

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	21.00%	-3.07%	1.19%
S&P Global ex-U.S. Property Index	22.12%	-3.34%	0.93%
MSCI All Country World Index ex USA Net	24.33%	5.78%	4.79%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.9%
Asia	56.8%
Europe	24.9%
North America	3.3%
Oceania	11.9%
South America	0.5%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,685
Number of Portfolio Holdings	722
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$225

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

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© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1858

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$485,000	$313,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$485,000	$313,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
European Stock Index Fund	1
Pacific Stock Index Fund	36
Report of Independent Registered Public Accounting Firm	85
Tax information	86

European Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Austria (0.5%)
	Erste Group Bank AG	628,439	35,548
[1]	BAWAG Group AG	153,089	11,866
	OMV AG	284,194	11,777
	Verbund AG	132,189	10,886
	ANDRITZ AG	139,387	8,415
	Wienerberger AG	222,807	6,729
	Raiffeisen Bank International AG	258,711	4,635
[2]	voestalpine AG	219,798	4,576
	Vienna Insurance Group AG Wiener Versicherung Gruppe	77,079	2,460
*	DO & Co. AG	14,911	2,318
[2]	Oesterreichische Post AG	66,531	2,110
	EVN AG	73,990	2,055
	UNIQA Insurance Group AG	219,422	1,720
[2]	CA Immobilien Anlagen AG	68,203	1,654
	Telekom Austria AG	174,119	1,439
*,2	Lenzing AG	38,350	1,316
*	IMMOFINANZ AG	63,128	1,025
	Strabag SE	25,903	1,020
*,2	AT&S Austria Technologie & Systemtechnik AG	49,793	914
	Schoeller-Bleckmann Oilfield Equipment AG	22,270	669
	Palfinger AG	26,786	595
	Porr AG	35,234	557
*,2	S IMMO AG (XWBO)	15,838	381
	Agrana Beteiligungs AG	24,019	277
*	Eurotelesites AG	49,394	268
			115,210
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,820,321	107,929
*	Argenx SE	119,148	70,256
	UCB SA	242,835	46,757
	KBC Group NV	477,793	34,803
	Ageas SA	330,303	17,238
	Groupe Bruxelles Lambert NV	168,321	12,162
	Syensqo SA	141,477	10,975
	Lotus Bakeries NV	814	10,670
	D'ieteren Group	44,842	9,708
	Ackermans & van Haaren NV	44,350	9,032
	Sofina SA	34,219	8,390
	Warehouses De Pauw CVA	343,387	8,172
	Elia Group SA	75,329	7,168
	Aedifica SA	95,093	6,139
	Azelis Group NV	300,501	6,020
	Solvay SA	141,308	5,749
	Umicore SA	409,045	4,925
	Cofinimmo SA	73,620	4,648
	Colruyt Group NV	95,741	4,473
	KBC Ancora	69,674	3,537
	Montea NV	40,933	2,997
	Shurgard Self Storage Ltd. (XBRU)	61,526	2,635
	Melexis NV	40,161	2,623
	Bekaert SA	68,746	2,512
	Xior Student Housing NV	73,796	2,479
	Fagron	116,108	2,350
	Proximus SADP	299,583	2,188
	Deme Group NV	14,038	2,146
	Barco NV	137,500	1,710
	Retail Estates NV	25,227	1,703
	VGP NV	20,137	1,694
	Gimv NV	40,731	1,682
1

European Stock Index Fund
		Shares	Market Value• ($000)
	Tessenderlo Group SA	45,865	1,243
	Kinepolis Group NV	27,548	1,162
*	Ontex Group NV	128,595	1,082
[2]	Euronav NV	47,956	680
	bpost SA	208,578	546
			420,183
Denmark (4.9%)
	Novo Nordisk A/S Class B	6,192,378	694,568
	DSV A/S	385,891	84,474
	Novonesis (Novozymes) B Class B	691,370	43,447
	Danske Bank A/S	1,324,979	39,178
*	Vestas Wind Systems A/S	2,016,610	38,431
	Coloplast A/S Class B	249,355	31,232
*	Genmab A/S	129,487	29,000
	Pandora A/S	160,581	24,279
*,1	Orsted A/S	377,569	22,222
	Carlsberg A/S Class B	182,643	20,184
	Tryg A/S	656,869	15,503
*	Zealand Pharma A/S	133,072	15,362
*	NKT A/S	107,415	10,071
	AP Moller - Maersk A/S Class B	6,063	9,590
	Ringkjoebing Landbobank A/S	52,122	8,621
	AP Moller - Maersk A/S Class A	5,368	8,186
	Royal Unibrew A/S	100,250	7,542
	ROCKWOOL A/S Class B	17,017	7,364
*	Demant A/S	191,932	7,089
*	Ambu A/S Class B	365,477	6,782
	Jyske Bank A/S (Registered)	90,234	6,330
*	ALK-Abello A/S	264,980	6,205
	FLSmidth & Co. A/S	113,173	5,925
[2]	ISS A/S	305,339	5,901
*	GN Store Nord A/S	291,517	5,731
	Sydbank A/S	106,586	5,087
*	Bavarian Nordic A/S	140,762	4,432
*,1	Netcompany Group A/S	86,461	4,127
	Alm Brand A/S	1,680,348	3,271
	H Lundbeck A/S	502,185	3,269
	Spar Nord Bank A/S	141,202	2,722
	Torm plc Class A	80,929	2,127
	Schouw & Co. A/S	24,836	2,065
	Chemometec A/S	31,254	1,835
	D/S Norden A/S	42,012	1,451
	Dfds A/S	63,451	1,451
[1]	Scandinavian Tobacco Group A/S	90,643	1,366
*	NTG Nordic Transport Group A/S	32,461	1,320
*	Svitzer Group A/S	26,490	924
	H Lundbeck A/S Class A	124,066	648
			1,189,312
Finland (1.7%)
	Nordea Bank Abp	5,654,691	66,170
	Nokia OYJ	10,443,290	49,418
	Sampo OYJ Class A (XHEL)	912,914	40,480
	Kone OYJ Class B	653,959	35,861
	UPM-Kymmene OYJ	1,067,909	31,425
	Wartsila OYJ Abp	972,800	18,631
	Elisa OYJ	286,199	13,638
	Neste OYJ	833,444	13,382
	Stora Enso OYJ Class R	1,182,158	13,192
	Fortum OYJ	873,116	12,891
	Metso OYJ	1,281,656	12,198
	Nordea Bank Abp (XHEL)	1,009,190	11,815
	Kesko OYJ Class B	541,780	11,636
	Orion OYJ Class B	213,083	10,364
	Konecranes OYJ	142,421	9,832
	Valmet OYJ	330,774	8,475
	Huhtamaki OYJ	186,273	7,301
	Kemira OYJ	228,794	4,857
	Cargotec OYJ Class B	75,918	4,595
	Mandatum OYJ	941,556	4,348
2

European Stock Index Fund
		Shares	Market Value• ($000)
*	Sampo OYJ Class A	86,752	3,819
	TietoEVRY OYJ (XHEL)	171,871	3,202
*	Kojamo OYJ	317,030	3,121
*	Kalmar OYJ Class B	97,404	3,033
*	QT Group OYJ	39,314	2,995
	Outokumpu OYJ	705,724	2,539
	Nokian Renkaat OYJ	247,893	2,057
[1]	Terveystalo OYJ	151,230	1,640
	Metsa Board OYJ Class B	277,725	1,494
	Revenio Group OYJ	45,976	1,479
	Sanoma OYJ	145,808	1,149
	Tokmanni Group Corp.	97,776	1,119
*	YIT OYJ	376,369	1,070
	TietoEVRY OYJ	38,768	732
	Citycon OYJ	182,026	705
*	Finnair OYJ	180,559	458
	F-Secure OYJ	213,309	437
			411,558
France (15.6%)
	LVMH Moet Hennessy Louis Vuitton SE	493,470	328,513
	Schneider Electric SE	1,067,641	276,571
	TotalEnergies SE	4,024,911	252,586
	Sanofi SA	2,204,045	232,923
	Airbus SE	1,176,089	179,402
	Hermes International SCA	67,831	154,163
	Safran SA	675,914	153,004
	Air Liquide SA Loyalty Shares	837,654	150,192
	EssilorLuxottica SA	611,291	143,383
	BNP Paribas SA	2,007,372	137,091
	AXA SA	3,596,001	135,020
	L'Oreal SA Loyalty Shares	347,343	130,313
	Vinci SA	993,305	111,271
	Danone SA	1,254,326	89,607
	Cie de Saint-Gobain SA	918,330	83,279
	Legrand SA	506,258	57,141
	Capgemini SE	320,894	55,669
	Air Liquide SA (XPAR)	295,370	52,960
	Pernod Ricard SA	404,537	50,473
	Publicis Groupe SA	455,706	48,434
	Cie Generale des Etablissements Michelin SCA	1,405,016	47,483
	Dassault Systemes SE	1,341,744	45,921
	L'Oreal SA (XPAR)	115,076	43,173
	Orange SA	3,838,526	42,169
	Societe Generale SA	1,463,648	42,038
	Veolia Environnement SA	1,251,897	39,747
	Engie SA Loyalty Shares	2,342,346	39,261
	Kering SA	144,189	36,014
	STMicroelectronics NV	1,302,629	35,409
	Thales SA	195,183	31,463
	Credit Agricole SA	2,014,479	30,878
	Accor SA	453,760	20,586
	Bureau Veritas SA	610,048	19,348
	Engie SA (XPAR)	1,055,716	17,695
	Renault SA	383,291	17,537
[1]	Euronext NV	158,081	17,442
	Unibail-Rodamco-Westfield	206,697	16,902
	Carrefour SA	1,016,845	16,148
	Edenred SE	499,005	16,139
*	Alstom SA	692,274	15,228
	Vivendi SE	1,339,219	14,310
	Eiffage SA	152,109	14,157
	Klepierre SA	412,383	13,185
	Rexel SA	470,633	12,967
	Teleperformance SE	120,317	12,754
	Eurofins Scientific SE	258,412	12,745
	Getlink SE	706,447	12,006
	Bouygues SA	362,311	11,645
	Gecina SA	103,713	11,084
	Sartorius Stedim Biotech	50,692	10,169
3

European Stock Index Fund
		Shares	Market Value• ($000)
	Arkema SA	115,127	10,145
	Gaztransport Et Technigaz SA	69,628	10,131
	SPIE SA	270,550	9,792
	BioMerieux	81,435	9,114
	Sodexo SA ACT Loyalty Shares	103,308	8,980
	Bollore SE	1,397,126	8,722
	Nexans SA	60,491	8,421
	Ipsen SA	68,713	8,377
[1]	Amundi SA	114,758	8,320
[1]	La Francaise des Jeux SAEM	193,474	8,270
	Elis SA	350,202	7,967
	Aeroports de Paris SA	64,240	7,642
	Dassault Aviation SA	36,069	7,283
	Technip Energies NV	275,595	6,881
	SCOR SE	303,257	6,525
	Covivio SA	108,082	6,149
[1]	Neoen SA	137,608	5,920
	Sopra Steria Group	28,517	5,485
*	Vallourec SACA	328,228	5,404
	Wendel SE	53,888	5,356
	Alten SA	58,944	4,986
	Eurazeo SE Prime DE Fidelite	64,872	4,948
	Rubis SCA	189,422	4,641
	Valeo SE	445,425	4,330
*	SOITEC	49,799	3,943
[1]	Verallia SA	136,454	3,935
	IPSOS SA	75,606	3,713
*	Pluxee NV	176,424	3,713
	Sodexo SA (XPAR)	42,217	3,670
	SEB SA Loyalty Shares	33,834	3,574
*,1	Worldline SA	493,699	3,500
	Societe BIC SA	46,823	3,426
	Coface SA	211,026	3,403
	Virbac SACA	8,532	3,243
*	Ubisoft Entertainment SA	206,494	3,112
	Remy Cointreau SA	45,028	2,834
	SES SA	707,670	2,828
*	JCDecaux SE	145,646	2,750
	Imerys SA	78,186	2,538
	Forvia SE	259,724	2,478
[2]	VusionGroup	15,730	2,473
*,2	Air France-KLM	236,472	2,339
*	ID Logistics Group SACA	5,178	2,311
	Mercialys SA	186,888	2,205
	Trigano SA	16,005	2,188
	Carmila SA	114,231	2,151
	Eurazeo SE (XPAR)	27,910	2,129
	Interparfums SA	41,783	1,908
	Engie SA	112,536	1,886
	ARGAN SA	24,596	1,826
[1]	Ayvens SA	273,550	1,818
	Television Francaise 1 SA	210,786	1,749
	SEB SA (XPAR)	16,170	1,708
	ICADE	64,909	1,698
	Sodexo SA (Loyalty Line 2025)	19,189	1,668
	Metropole Television SA	128,307	1,621
*,2	Eutelsat Communications SACA	320,949	1,343
*	Nexity SA	85,316	1,333
	Quadient SA	67,344	1,185
	Vicat SACA	30,478	1,129
*	Exclusive Networks SA	43,668	1,125
	Eramet SA	18,826	1,113
	Altarea SCA	10,114	1,108
	Derichebourg SA	187,301	1,064
	Opmobility	107,920	1,061
*,1	Elior Group SA	228,928	1,048
	Lagardere SA	43,127	998
	Wavestone	18,330	976
	Sodexo Prime De Fidelite 2027	10,378	902
	Peugeot Invest SA	9,828	812
4

European Stock Index Fund
		Shares	Market Value• ($000)
[2]	Beneteau SACA	73,307	806
	Mersen SA	33,532	782
*,2	Voltalia SA (Registered)	78,333	726
	Vetoquinol SA	7,801	678
*	Viridien	14,927	626
	Fnac Darty SA	22,091	620
	Antin Infrastructure Partners SA	52,985	610
	Etablissements Maurel et Prom SA	109,189	573
*,2	Valneva SE	202,448	572
	GL Events SACA	25,678	540
*,2	OVH Groupe SAS	56,735	540
	Forvia SE (XPAR)	55,022	523
[2]	Equasens	9,716	516
*,1,2	X-Fab Silicon Foundries SE	108,036	515
	Esso SA Francaise	4,456	503
	Manitou BF SA	25,620	485
	Lisi SA	19,914	485
	Eurazeo SE	6,056	462
	Boiron SA	7,509	268
*,1	Aramis Group SAS	36,824	252
	LISI SA (XPAR)	8,535	208
*,2	Believe SA	10,174	166
			3,822,378
Germany (12.8%)
	SAP SE	2,198,382	513,289
	Siemens AG (Registered)	1,488,650	289,617
	Allianz SE (Registered)	782,209	246,243
	Deutsche Telekom AG (Registered)	6,703,230	202,662
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264,379	135,198
	Mercedes-Benz Group AG	1,676,651	101,858
	BASF SE	1,781,895	86,623
	Deutsche Boerse AG	371,197	86,221
	Infineon Technologies AG	2,601,163	82,261
	adidas AG	330,775	79,218
	Deutsche Post AG	1,949,059	78,293
	Deutsche Bank AG (Registered)	3,918,118	66,568
	E.ON SE	4,441,489	59,938
	Bayer AG (Registered)	1,969,640	53,076
*	Siemens Energy AG	1,269,026	52,123
	Bayerische Motoren Werke AG (XETR)	590,442	46,548
	RWE AG	1,426,399	46,229
	Vonovia SE	1,409,052	46,197
	Rheinmetall AG	87,052	44,817
	Daimler Truck Holding AG	1,047,776	43,326
	Merck KGaA	259,031	42,824
	Commerzbank AG	2,063,932	36,605
	MTU Aero Engines AG	107,800	35,233
	Hannover Rueck SE	120,257	31,579
	Symrise AG	260,949	31,400
*	Fresenius SE & Co. KGaA	824,382	30,099
[1]	Siemens Healthineers AG	557,571	29,108
	Heidelberg Materials AG	259,761	28,610
	Beiersdorf AG	197,158	26,615
*,1	Covestro AG	378,114	23,948
*	Qiagen NV	439,242	18,614
	Brenntag SE	260,310	16,981
	GEA Group AG	342,296	16,860
*,1	Delivery Hero SE	393,582	16,708
	Fresenius Medical Care AG	407,426	15,949
	Henkel AG & Co. KGaA (XTER)	196,485	15,337
	LEG Immobilien SE (XETR)	148,684	14,046
	Continental AG	216,513	13,513
*,1	Zalando SE	439,565	13,307
[1]	Scout24 SE	146,972	12,696
	CTS Eventim AG & Co. KGaA	117,508	12,340
	Nemetschek SE	108,433	11,684
	Evonik Industries AG	504,894	11,127
	Knorr-Bremse AG	132,356	10,918
	Rational AG	9,538	9,341
5

European Stock Index Fund
		Shares	Market Value• ($000)
	Talanx AG	120,624	9,296
	Puma SE	200,056	9,123
	Deutsche Lufthansa AG (Registered)	1,200,127	8,340
*	TUI AG	894,753	7,459
	Freenet AG	238,705	7,094
	Gerresheimer AG	69,241	5,831
	Volkswagen AG	56,723	5,651
	KION Group AG	144,247	5,601
	Bechtle AG	163,835	5,594
	HOCHTIEF AG	42,635	5,221
*	TAG Immobilien AG	302,776	5,033
	LANXESS AG	172,588	5,012
[2]	Aurubis AG	60,473	4,755
	Carl Zeiss Meditec AG (Bearer)	73,075	4,600
[2]	HUGO BOSS AG	94,820	4,365
[2]	K&S AG (Registered)	358,648	4,355
*	Aroundtown SA	1,367,503	4,072
*,1	TeamViewer SE	280,251	4,037
*	Nordex SE	279,682	3,986
	Hensoldt AG	115,601	3,933
*	Fraport AG Frankfurt Airport Services Worldwide	70,890	3,836
	Krones AG	28,946	3,770
	Stroeer SE & Co. KGaA	62,260	3,694
*	HelloFresh SE	319,556	3,539
*	Encavis AG	182,825	3,471
	thyssenkrupp AG	983,811	3,434
	AIXTRON SE	213,816	3,395
	Traton SE	103,134	3,302
	United Internet AG (Registered)	160,762	3,291
[1]	DWS Group GmbH & Co. KGaA	62,152	2,653
	Wacker Chemie AG	29,956	2,520
	Deutsche Wohnen SE	98,480	2,516
	Bilfinger SE	52,226	2,510
	flatexDEGIRO AG	168,119	2,470
*	Evotec SE	317,675	2,457
	Fielmann Group AG	48,634	2,446
*,1	Redcare Pharmacy NV	15,827	2,424
	Jenoptik AG	101,910	2,391
	RENK Group AG	117,862	2,368
	Siltronic AG	41,588	2,362
	RTL Group SA	73,690	2,345
	Duerr AG	97,856	2,268
	Schott Pharma AG & Co. KGaA	69,385	2,248
	FUCHS SE	59,959	2,154
[2]	Sixt SE (XETR)	27,003	2,139
[2]	ProSiebenSat.1 Media SE	338,700	2,085
	Atoss Software SE	15,478	2,036
*	Hypoport SE	8,572	2,013
	Stabilus SE	48,933	1,937
*,1	Auto1 Group SE	186,752	1,916
[1]	Befesa SA	80,694	1,879
	Hornbach Holding AG & Co. KGaA	19,965	1,747
	CANCOM SE	62,997	1,682
*	Grand City Properties SA	126,052	1,671
*,2	Nagarro SE	16,796	1,641
	Suedzucker AG	118,671	1,424
	KWS Saat SE & Co. KGaA	20,438	1,411
*,1	Deutsche Pfandbriefbank AG	246,390	1,399
	Kontron AG	82,005	1,381
*	Douglas AG	67,512	1,378
	1&1 AG	91,840	1,290
	Deutz AG	277,494	1,234
	Pfeiffer Vacuum Technology AG	7,245	1,212
	Eckert & Ziegler SE	28,235	1,211
	METRO AG	256,058	1,206
*	CECONOMY AG	366,593	1,180
	Dermapharm Holding SE	34,447	1,170
*	IONOS Group SE	42,174	1,152
[2]	PNE AG	85,321	1,097
	GRENKE AG	52,673	1,041
6

European Stock Index Fund
		Shares	Market Value• ($000)
	Elmos Semiconductor SE	17,265	1,032
	Sartorius AG	4,931	1,011
	Norma Group SE	63,643	882
	Indus Holding AG	38,958	867
	Hamburger Hafen und Logistik AG (XETR)	49,306	863
	Vossloh AG	17,762	860
	Deutsche EuroShop AG	36,634	814
	Wuestenrot & Wuerttembergische AG	61,999	805
	Adtran Networks SE	35,964	765
	Wacker Neuson SE	49,235	759
	GFT Technologies SE	33,518	739
	CompuGroup Medical SE & Co. KGaA	49,642	738
	Energiekontor AG	13,664	728
[2]	PATRIZIA SE	84,666	716
[2]	Deutsche Beteiligungs AG	29,023	707
	Salzgitter AG	45,191	690
	Takkt AG	66,898	655
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	63,211	654
[2]	Verbio SE	41,141	633
*	Encavis AG (XETR)	33,343	624
	Kloeckner & Co. SE	115,831	592
	STRATEC SE	14,264	557
	Adesso SE	7,222	527
*	Schaeffler AG	105,119	525
*,2	SGL Carbon SE	96,611	493
	Secunet Security Networks AG	3,217	376
*	About You Holding SE	96,586	323
[2]	SMA Solar Technology AG	17,634	309
*,2	BayWa AG	25,937	285
	Draegerwerk AG & Co. KGaA (XETR)	6,021	272
*	Pentixapharm Holding AG	28,370	110
			3,126,412
Ireland (0.4%)
	Kerry Group plc Class A	298,741	29,837
	Kingspan Group plc	305,163	26,948
	AIB Group plc	3,619,663	19,405
	Bank of Ireland Group plc	2,042,186	18,928
	Glanbia plc (XDUB)	349,833	5,820
	Dalata Hotel Group plc	446,524	2,094
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			103,032
Italy (4.7%)
	UniCredit SpA	3,179,687	140,667
	Intesa Sanpaolo SpA	31,922,387	136,628
	Enel SpA	15,562,165	118,025
	Ferrari NV	235,079	112,219
	Generali	2,507,808	69,532
	Eni SpA	4,516,848	68,806
	Prysmian SpA	560,618	39,565
	Stellantis NV	2,397,563	32,852
	Moncler SpA	454,955	25,276
	Terna - Rete Elettrica Nazionale	2,820,552	24,431
	Stellantis NV (XNYS)	1,684,979	23,095
	Snam SpA	4,558,720	21,900
	FinecoBank Banca Fineco SpA	1,224,451	19,547
	Leonardo SpA	802,900	19,138
	Banco BPM SpA	2,745,410	18,518
	Mediobanca Banca di Credito Finanziario SpA	1,090,297	17,987
	Tenaris SA	879,701	14,493
	BPER Banca SpA	2,117,296	12,891
[1]	Poste Italiane SpA	906,933	12,753
	Recordati Industria Chimica e Farmaceutica SpA	195,410	11,087
	Unipol Gruppo SpA	862,977	10,725
*,1,2	Nexi SpA	1,590,694	10,054
	Banca Monte dei Paschi di Siena SpA	1,801,366	9,886
[1]	Infrastrutture Wireless Italiane SpA	698,705	7,878
	Amplifon SpA	259,671	7,254
	Interpump Group SpA	159,545	7,089
	A2A SpA	3,077,500	7,035
7

European Stock Index Fund
		Shares	Market Value• ($000)
	Reply SpA	44,883	6,843
	Brunello Cucinelli SpA	68,119	6,738
	Buzzi SpA	169,975	6,659
	Davide Campari-Milano NV	955,799	6,417
*	Saipem SpA	2,612,693	6,212
	Italgas SpA	984,794	6,041
	Hera SpA	1,537,580	5,882
	Banca Popolare di Sondrio SpA	723,299	5,395
	Azimut Holding SpA	216,829	5,363
	Banca Mediolanum SpA	432,614	5,347
*,2	Telecom Italia SpA (MTAA)	20,002,409	5,067
	Banca Generali SpA	108,677	4,816
	DiaSorin SpA	42,669	4,634
[1]	Pirelli & C SpA	802,285	4,384
	De' Longhi SpA	139,013	4,345
	Iveco Group NV	387,879	4,031
[1]	BFF Bank SpA	354,320	3,460
	Brembo NV	291,341	3,060
[1]	Technogym SpA	265,416	2,861
	SOL SpA	72,684	2,819
	Iren SpA	1,292,539	2,799
	Webuild SpA (MTAA)	956,483	2,712
	Lottomatica Group SpA	214,796	2,683
[1]	Anima Holding SpA	418,728	2,537
	ERG SpA	108,709	2,441
	Maire SpA	315,562	2,382
*	Technoprobe SpA	323,917	2,199
[1]	Enav SpA	503,116	2,132
[1]	Carel Industries SpA	98,361	2,022
	ACEA SpA	86,055	1,633
	Intercos SpA	101,113	1,622
	MFE-MediaForEurope NV Class A	485,599	1,589
	Credito Emiliano SpA	140,989	1,522
	Tamburi Investment Partners SpA	154,937	1,457
[2]	Sesa SpA	14,550	1,264
	Salcef Group SpA	42,107	1,184
	Moltiply Group SpA	31,023	1,154
	Banca IFIS SpA	47,862	1,147
	El.En. SpA	102,665	1,111
[1]	RAI Way SpA	181,818	1,044
	Sanlorenzo SpA	27,696	1,043
*,2	Fincantieri SpA	171,246	955
	Cementir Holding NV	91,871	954
*,1	GVS SpA	139,940	937
[2]	Salvatore Ferragamo SpA	129,943	868
	Ariston Holding NV	206,132	868
	Italmobiliare SpA	28,560	859
[2]	Piaggio & C SpA	325,499	784
*,2	Juventus Football Club SpA	278,195	742
	Zignago Vetro SpA	63,178	721
	Arnoldo Mondadori Editore SpA	251,011	667
	MFE-MediaForEurope NV Class B	141,351	653
	Danieli & C Officine Meccaniche SpA (MTAA)	22,000	596
	MARR SpA	45,294	527
	Tinexta SpA	38,204	450
[2]	Rizzoli Corriere Della Sera Mediagroup SpA	257,486	223
[2]	Alerion Cleanpower SpA	12,215	204
			1,148,390
Netherlands (6.2%)
	ASML Holding NV	788,649	530,864
	ING Groep NV	6,475,108	109,885
	Prosus NV	2,595,722	109,460
*,1	Adyen NV	59,093	90,274
	Wolters Kluwer NV	482,273	81,062
	Koninklijke Ahold Delhaize NV	1,880,417	62,051
	ASM International NV	93,168	52,035
	Heineken NV	551,373	45,222
*	Koninklijke Philips NV	1,594,261	41,943
	DSM-Firmenich AG	346,425	41,080
8

European Stock Index Fund
		Shares	Market Value• ($000)
	Universal Music Group NV	1,507,989	37,950
	Koninklijke KPN NV	7,580,070	29,636
	NN Group NV	548,991	26,951
	ArcelorMittal SA	971,319	24,025
	Akzo Nobel NV	342,146	21,834
	EXOR NV	200,493	21,176
	IMCD NV	114,142	18,148
	Heineken Holding NV	260,797	18,070
	BE Semiconductor Industries NV	152,583	16,242
[1]	ABN AMRO Bank NV	891,455	14,732
	ASR Nederland NV	294,801	13,973
	Aegon Ltd.	2,164,567	13,662
	Arcadis NV	145,257	10,058
	Randstad NV	213,154	9,828
*	InPost SA	478,543	9,335
	Aalberts NV	192,809	6,958
[1]	Signify NV	253,123	6,198
	Koninklijke Vopak NV	129,791	5,983
	SBM Offshore NV	311,308	5,698
	Fugro NV	224,905	5,171
	JDE Peet's NV	198,891	4,490
*,1	Just Eat Takeaway.com NV	379,785	4,340
	Allfunds Group plc	667,510	4,083
[1]	CTP NV	224,254	3,751
	Van Lanschot Kempen NV	76,804	3,511
	TKH Group NV	79,932	3,252
	Corbion NV	118,715	2,977
*,1,2	Basic-Fit NV	104,495	2,587
*	Galapagos NV	96,245	2,569
	Koninklijke BAM Groep NV	540,397	2,494
[2]	OCI NV	194,243	2,365
	APERAM SA	85,141	2,317
	Eurocommercial Properties NV	84,833	2,159
	Flow Traders Ltd.	66,474	1,521
	Wereldhave NV	87,345	1,346
	AMG Critical Materials NV	63,630	1,086
	Vastned Retail NV	34,344	921
	PostNL NV	712,372	857
	Sligro Food Group NV	68,294	852
	NSI NV	39,377	848
*,2	TomTom NV	129,173	706
*,1,2	Alfen NV	44,258	594
	Brunel International NV	40,671	394
[1]	B&S Group Sarl	51,630	261
			1,529,785
Norway (1.3%)
	DNB Bank ASA	1,974,172	40,911
	Equinor ASA	1,638,509	38,935
	Norsk Hydro ASA	2,575,950	15,990
	Kongsberg Gruppen ASA	148,292	15,480
	Mowi ASA	886,253	15,279
	Telenor ASA	1,240,745	15,251
	Orkla ASA	1,526,620	14,104
	Aker BP ASA	613,655	13,131
	Yara International ASA	325,168	9,810
	Storebrand ASA	808,672	9,221
	Subsea 7 SA	471,770	7,251
	TOMRA Systems ASA	470,132	6,759
	Salmar ASA	126,896	6,453
	Schibsted ASA Class B	198,110	6,213
	Bakkafrost P/F	101,995	6,151
	Gjensidige Forsikring ASA	339,931	6,148
	Var Energi ASA	1,781,429	5,618
	Frontline plc	286,532	5,540
	Schibsted ASA Class A	144,980	4,899
	SpareBank 1 SR-Bank ASA	367,530	4,870
*	Nordic Semiconductor ASA	379,356	3,770
	SpareBank 1 SMN	252,794	3,728
	Borregaard ASA	200,701	3,562
9

European Stock Index Fund
		Shares	Market Value• ($000)
	TGS ASA	390,944	3,547
	Hafnia Ltd.	575,297	3,386
	Protector Forsikring ASA	128,851	3,354
*	Cadeler A/S	425,794	2,861
*	DOF Group ASA	352,222	2,812
	Golden Ocean Group Ltd.	240,913	2,606
	Leroy Seafood Group ASA	563,430	2,597
	Aker ASA Class A	47,996	2,510
	Veidekke ASA	216,521	2,474
	Aker Solutions ASA	519,955	2,464
	Hoegh Autoliners ASA	218,662	2,301
[1]	BW LPG Ltd.	165,449	2,134
	Atea ASA	165,733	2,130
[1]	Europris ASA	327,494	2,021
	Wallenius Wilhelmsen ASA	203,021	2,018
*,1	AutoStore Holdings Ltd.	2,170,543	2,007
[2]	Borr Drilling Ltd.	472,441	1,975
*,1	Scatec ASA	238,977	1,741
	DNO ASA	1,694,284	1,660
*,1	Crayon Group Holding ASA	161,293	1,597
	Austevoll Seafood ASA	179,172	1,555
*,1	Entra ASA	142,438	1,521
	MPC Container Ships ASA	748,750	1,476
	FLEX LNG Ltd.	59,927	1,472
*,2	NEL ASA	3,314,026	1,282
	Stolt-Nielsen Ltd.	43,381	1,240
	Bonheur ASA	40,518	1,021
*	Hexagon Composites ASA	253,050	996
	Wilh Wilhelmsen Holding ASA Class A	26,490	986
*,1	Elkem ASA	581,028	950
[2]	Grieg Seafood ASA	113,495	688
	BW Offshore Ltd.	185,747	505
*	Aker Carbon Capture ASA	720,659	402
*	BW Energy Ltd.	145,690	304
*,2	Cavendish Hydrogen ASA	69,323	72
			321,739
Poland (0.6%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,706,626	23,712
	ORLEN SA	1,154,613	15,076
	Powszechny Zaklad Ubezpieczen SA	1,120,503	11,112
	Bank Polska Kasa Opieki SA	313,671	10,974
	KGHM Polska Miedz SA	273,107	10,222
*,1	Allegro.eu SA	1,122,857	9,881
	Santander Bank Polska SA	77,306	8,669
	LPP SA	2,202	8,014
*,1	Dino Polska SA	96,126	7,984
[2]	CD Projekt SA	130,447	5,252
*	CCC SA	91,693	4,050
	Alior Bank SA	185,008	4,043
	KRUK SA	35,063	3,757
*	mBank SA	25,735	3,619
	Grupa Kety SA	19,402	3,307
	Budimex SA	25,622	3,204
*	PGE Polska Grupa Energetyczna SA	1,758,378	3,040
	Orange Polska SA	1,317,938	2,567
*	Bank Millennium SA	1,216,826	2,534
	Asseco Poland SA	103,381	2,319
	Benefit Systems SA	3,363	2,020
*	Tauron Polska Energia SA	1,907,753	1,764
	Bank Handlowy w Warszawie SA	65,783	1,480
*	Enea SA	515,365	1,434
[1]	XTB SA	78,490	1,272
*	Pepco Group NV	291,446	1,247
*	Cyfrowy Polsat SA	292,983	926
*	AmRest Holdings SE	148,023	773
*,2	Jastrzebska Spolka Weglowa SA	101,755	684
	Warsaw Stock Exchange	53,462	567
*,2	Grupa Azoty SA	94,331	488
			155,991
10

European Stock Index Fund
		Shares	Market Value• ($000)
Portugal (0.3%)
	EDP SA	6,021,975	23,708
	Galp Energia SGPS SA	862,257	14,737
	Jeronimo Martins SGPS SA	551,567	10,700
	EDP Renovaveis SA	598,430	8,111
	Banco Comercial Portugues SA Class R	15,313,119	7,725
	Navigator Co. SA	501,354	1,934
	REN - Redes Energeticas Nacionais SGPS SA	772,340	1,929
	Sonae SGPS SA	1,822,106	1,801
	NOS SGPS SA	377,616	1,444
	CTT-Correios de Portugal SA	216,178	1,006
	Altri SGPS SA	146,491	792
	Corticeira Amorim SGPS SA	67,636	617
[2]	Mota-Engil SGPS SA	170,607	476
	Semapa-Sociedade de Investimento e Gestao	28,867	465
*	Greenvolt-Energias Renovaveis SA	5,410	47
			75,492
Spain (4.2%)
	Iberdrola SA (XMAD)	12,057,975	179,116
	Banco Santander SA	30,093,929	147,021
	Industria de Diseno Textil SA	2,104,335	119,978
	Banco Bilbao Vizcaya Argentaria SA	11,397,070	113,454
	Amadeus IT Group SA	872,651	63,261
	CaixaBank SA	7,923,508	48,284
	Ferrovial SE	1,038,277	41,669
[1]	Cellnex Telecom SA	1,121,945	41,204
	Telefonica SA	8,357,599	39,219
[1]	Aena SME SA	140,950	31,237
	Repsol SA	2,356,760	29,503
	Banco de Sabadell SA	10,520,596	20,519
	ACS Actividades de Construccion y Servicios SA	388,093	18,611
	Redeia Corp. SA	863,973	15,997
	Endesa SA	634,252	13,688
	Bankinter SA	1,287,929	10,507
	Merlin Properties Socimi SA	876,943	9,785
	Enagas SA	498,044	7,065
	Naturgy Energy Group SA	252,903	6,297
*	Grifols SA	529,585	5,945
	Acciona SA	45,791	5,876
	Mapfre SA	1,980,348	5,661
	Vidrala SA (XMAD)	45,685	4,940
	Viscofan SA	73,805	4,936
	Fluidra SA	179,455	4,850
	Inmobiliaria Colonial Socimi SA	745,906	4,521
	Indra Sistemas SA	243,189	4,287
[1]	Unicaja Banco SA	3,101,829	3,899
	Logista Integral SA	124,629	3,818
	Acerinox SA	392,499	3,597
	Laboratorios Farmaceuticos Rovi SA	41,526	3,528
	Sacyr SA (XMAD)	948,965	3,160
	Faes Farma SA	622,774	2,392
	Corp. ACCIONA Energias Renovables SA	113,113	2,342
	CIE Automotive SA	85,663	2,299
	Construcciones y Auxiliar de Ferrocarriles SA	51,898	2,053
	Pharma Mar SA	25,407	1,957
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,354,849	1,713
*	Solaria Energia y Medio Ambiente SA	162,676	1,706
	Almirall SA	171,586	1,676
	Melia Hotels International SA	209,362	1,558
*	Tecnicas Reunidas SA	89,717	1,085
	Lar Espana Real Estate Socimi SA	119,425	1,067
[1]	Gestamp Automocion SA	314,589	924
	Atresmedia Corp. de Medios de Comunicacion SA	181,320	860
[1]	Neinor Homes SA	51,440	844
	Ence Energia y Celulosa SA	253,352	792
[1]	Global Dominion Access SA	212,195	602
	Prosegur Cia de Seguridad SA	282,958	582
[1]	Prosegur Cash SA	593,193	347
*	Distribuidora Internacional de Alimentacion SA	25,240,247	344
11

European Stock Index Fund
		Shares	Market Value• ($000)
*	Applus Services SA	20,342	282
			1,040,858
Sweden (5.6%)
	Investor AB Class B	3,419,656	96,790
	Atlas Copco AB Class A	5,080,186	83,840
	Volvo AB Class B	3,051,688	79,487
	Assa Abloy AB Class B	1,947,423	60,999
	Telefonaktiebolaget LM Ericsson Class B	5,553,200	46,559
	Atlas Copco AB Class B	3,010,428	43,771
	Skandinaviska Enskilda Banken AB Class A	3,039,172	42,923
	Sandvik AB	2,156,315	42,444
	Hexagon AB Class B	4,224,513	39,495
	EQT AB	1,261,729	36,607
	Swedbank AB Class A	1,727,256	35,047
[1]	Evolution AB	363,295	34,348
	Essity AB Class B	1,208,264	34,144
	Investor AB Class A (XSTO)	1,061,030	30,124
	Svenska Handelsbanken AB Class A	2,767,089	28,752
	Alfa Laval AB	619,287	27,416
	Epiroc AB Class A	1,243,404	24,284
	H & M Hennes & Mauritz AB Class B	1,189,134	17,727
	Boliden AB	548,429	17,157
	Svenska Cellulosa AB SCA Class B	1,197,933	15,860
	Indutrade AB	533,928	14,529
	Telia Co. AB	4,943,100	14,376
	Nibe Industrier AB Class B	2,910,322	14,111
	Trelleborg AB Class B	421,173	14,010
	Skanska AB Class B	681,242	13,869
	Lifco AB Class B	454,550	13,563
	Saab AB Class B	643,154	13,210
	Epiroc AB Class B	756,861	13,038
	SKF AB Class B	675,598	12,815
	AddTech AB Class B	446,584	12,433
	Beijer Ref AB	817,577	12,316
	Volvo AB Class A	469,179	12,311
	Securitas AB Class B	970,186	11,413
*	Swedish Orphan Biovitrum AB	365,192	11,393
	Tele2 AB Class B	1,049,917	11,017
*	Castellum AB	854,943	10,706
	Sagax AB Class B	431,145	10,390
	Industrivarden AB Class C	295,302	10,150
	AAK AB	348,910	10,016
*	Fastighets AB Balder Class B	1,271,553	9,892
	Industrivarden AB Class A	253,903	8,757
	Sectra AB Class B	301,946	8,042
	Getinge AB Class B	446,979	7,907
	Investment AB Latour Class B	283,881	7,836
	Lagercrantz Group AB Class B	381,233	7,466
	L E Lundbergforetagen AB Class B	147,556	7,305
	Nordnet AB publ	344,523	7,169
	Sweco AB Class B	403,193	6,816
[1]	Thule Group AB	193,803	6,487
	Holmen AB Class B	154,752	6,116
	Fortnox AB	990,357	6,046
	Mycronic AB	150,424	5,860
	SSAB AB Class B	1,198,638	5,654
	Wihlborgs Fastigheter AB	530,665	5,578
	Avanza Bank Holding AB	250,907	5,226
*,2	Embracer Group AB	1,797,904	5,199
	Hemnet Group AB	159,570	5,029
	Axfood AB	215,825	4,819
	Hexpol AB	494,913	4,706
	Husqvarna AB Class B	692,570	4,473
	Loomis AB	139,614	4,374
[1]	Munters Group AB	261,868	4,242
	Elekta AB Class B	690,088	4,157
	Fabege AB	503,494	4,015
*,1	BoneSupport Holding AB	125,064	3,938
	Bure Equity AB	109,635	3,927
12

European Stock Index Fund
		Shares	Market Value• ($000)
	Billerud Aktiebolag	436,989	3,880
*,1	Sinch AB	1,239,357	3,701
*	Camurus AB	63,927	3,595
[1]	Dometic Group AB	642,824	3,491
*	Electrolux AB Class B	415,063	3,484
	Kinnevik AB Class B	483,521	3,441
	Catena AB	73,585	3,373
	Nyfosa AB	317,062	3,207
	Electrolux Professional AB Class B	456,973	3,150
	Wallenstam AB Class B	663,993	3,141
	Betsson AB Class B	233,028	3,103
	Pandox AB	176,552	3,070
[1]	Bravida Holding AB	404,932	3,006
	Vitec Software Group AB Class B	68,416	2,982
	AFRY AB	195,355	2,939
	Peab AB Class B	384,820	2,933
	Vitrolife AB	131,589	2,928
	Lindab International AB	137,209	2,877
	AddLife AB Class B	220,053	2,796
*,2	Volvo Car AB Class B	1,271,687	2,748
	Mips AB	52,640	2,582
	Hufvudstaden AB Class A	213,243	2,520
	Granges AB	212,657	2,513
	NCC AB Class B	168,271	2,505
	AddNode Group AB	244,043	2,448
	Storskogen Group AB Class B	2,783,544	2,311
	Alleima AB	375,007	2,292
	HMS Networks AB	60,746	2,260
	SSAB AB Class A	460,815	2,217
[2]	NCAB Group AB	355,812	2,194
	JM AB	129,048	2,187
	Bufab AB	59,281	2,127
	Nolato AB Class B	352,855	1,854
	Cibus Nordic Real Estate AB publ	112,631	1,819
	Atrium Ljungberg AB Class B	89,049	1,786
*,1	Scandic Hotels Group AB	265,008	1,712
	Bilia AB Class A	142,348	1,678
	INVISIO AB	65,973	1,668
	Biotage AB	109,999	1,652
*	Sdiptech AB Class B	72,290	1,632
	Medicover AB Class B	91,900	1,585
	Troax Group AB	76,497	1,555
	Instalco AB	485,110	1,478
*	Hexatronic Group AB	360,584	1,477
	Arjo AB Class B	446,737	1,473
	Truecaller AB Class B	329,095	1,473
	Beijer Alma AB	86,811	1,399
	Dios Fastigheter AB	176,289	1,315
	SkiStar AB	81,756	1,259
*	Modern Times Group MTG AB Class B	175,065	1,249
	Ratos AB Class B	390,581	1,248
*,1	Boozt AB	110,850	1,239
	Samhallsbyggnadsbolaget i Norden AB	2,311,202	1,229
	Clas Ohlson AB Class B	72,709	1,204
	NP3 Fastigheter AB	51,252	1,195
	MEKO AB	82,349	1,108
[2]	Svenska Handelsbanken AB Class B	82,040	1,105
[1]	Attendo AB	236,736	1,055
*,2	Better Collective A/S	78,308	1,029
	Systemair AB	131,336	1,005
	Cloetta AB Class B	394,311	991
*,1	BioArctic AB	68,195	944
	Platzer Fastigheter Holding AB Class B	109,803	929
	Fagerhult Group AB	137,988	779
	Corem Property Group AB Class B	1,012,318	684
	Sagax AB Class D	222,835	667
*	Norion Bank AB	165,924	647
*	Stillfront Group AB	925,688	644
	Investment AB Oresund	60,465	643
	Volati AB	51,972	482
13

European Stock Index Fund
		Shares	Market Value• ($000)
	Skandinaviska Enskilda Banken AB Class C	32,644	468
	Intrum AB	92,374	299
	Samhallsbyggnadsbolaget i Norden AB Class D	298,307	259
	Husqvarna AB Class A	4,173	27
	NCC AB Class A	63	1
			1,374,422
Switzerland (14.2%)
	Nestle SA (Registered)	5,154,824	487,093
	Novartis AG (Registered)	4,089,628	443,750
	Roche Holding AG	1,385,594	429,400
	UBS Group AG (Registered)	6,430,557	196,698
	ABB Ltd. (Registered)	3,176,262	176,508
	Zurich Insurance Group AG	288,721	170,231
	Cie Financiere Richemont SA Class A (Registered)	1,063,859	154,898
	Holcim AG	1,124,940	110,470
	Alcon Inc.	988,639	90,809
	Lonza Group AG (Registered)	140,202	86,270
	Sika AG (Registered)	303,961	84,658
	Givaudan SA (Registered)	15,936	75,655
	Swiss Re AG	581,333	74,229
	Partners Group Holding AG	44,271	60,909
	Swiss Life Holding AG (Registered)	57,509	46,830
	Geberit AG (Registered)	66,532	41,681
	Sandoz Group AG	862,013	39,298
	Sonova Holding AG (Registered)	97,871	35,815
	SGS SA (Registered)	298,105	31,559
	Swisscom AG (Registered)	50,947	31,041
	Straumann Holding AG (Registered)	213,859	28,195
	Logitech International SA (Registered)	310,108	25,392
	Kuehne & Nagel International AG (Registered)	101,234	25,272
	Roche Holding AG (Bearer)	74,278	25,244
	Julius Baer Group Ltd.	407,128	24,823
	Chocoladefabriken Lindt & Spruengli AG (Registered)	210	24,459
	Schindler Holding AG (XSWX)	81,946	23,849
	Chocoladefabriken Lindt & Spruengli AG	1,860	21,941
[1]	VAT Group AG	51,400	21,403
	Baloise Holding AG (Registered)	90,619	17,343
	Swiss Prime Site AG (Registered)	153,214	16,621
	SIG Group AG	660,278	14,249
	PSP Swiss Property AG (Registered)	90,291	12,822
	Barry Callebaut AG (Registered)	7,128	12,502
	Belimo Holding AG (Registered)	18,491	12,249
	Swatch Group AG (Bearer)	59,665	12,243
	Georg Fischer AG (Registered)	164,115	11,908
	Helvetia Holding AG (Registered)	69,702	11,773
	Schindler Holding AG (Registered)	41,091	11,715
	EMS-Chemie Holding AG (Registered)	14,220	10,936
*	Galderma Group AG	116,661	10,930
	Siegfried Holding AG (Registered)	8,244	10,769
	Accelleron Industries AG	188,078	10,084
	Adecco Group AG (Registered)	319,193	9,985
	Flughafen Zurich AG (Registered)	37,881	8,930
[1]	Galenica AG	97,547	8,490
	Avolta AG	210,952	8,387
	Temenos AG (Registered)	118,222	8,189
	Tecan Group AG (Registered)	25,436	6,427
	BKW AG	36,134	6,349
	Clariant AG (Registered)	452,541	6,289
	Swissquote Group Holding SA (Registered)	17,306	5,887
	Banque Cantonale Vaudoise (Registered)	56,433	5,623
	Sulzer AG (Registered)	34,689	5,348
	Cembra Money Bank AG	58,707	5,287
	Allreal Holding AG (Registered)	29,220	5,199
	DKSH Holding AG	71,222	5,088
	Bucher Industries AG (Registered)	12,954	5,045
	SFS Group AG	35,048	5,015
	Bachem Holding AG	62,506	4,947
	Comet Holding AG (Registered)	14,862	4,931
	Inficon Holding AG (Registered)	3,878	4,646
14

European Stock Index Fund
		Shares	Market Value• ($000)
	dormakaba Holding AG	6,090	4,644
	Burckhardt Compression Holding AG	6,201	4,559
	Mobimo Holding AG (Registered)	14,227	4,409
	VZ Holding AG	26,770	4,320
	Emmi AG (Registered)	4,236	4,026
	Landis & Gyr Group AG	47,231	3,805
	Interroll Holding AG (Registered)	1,401	3,684
	Valiant Holding AG (Registered)	31,570	3,679
	Vontobel Holding AG (Registered)	54,816	3,569
	Kardex Holding AG (Registered)	11,676	3,562
	Swatch Group AG (Registered)	85,794	3,476
*	Aryzta AG	1,849,285	3,270
	Ypsomed Holding AG (Registered)	7,180	3,185
	Stadler Rail AG	105,929	3,027
	ALSO Holding AG (Registered)	11,357	3,021
	Huber and Suhner AG (Registered)	31,545	2,986
	St. Galler Kantonalbank AG (Registered)	5,597	2,729
	Bossard Holding AG (Registered) Class A	11,074	2,661
	EFG International AG	192,928	2,636
	Daetwyler Holding AG	14,715	2,478
	SKAN Group AG	21,638	1,936
*	ams-OSRAM AG	198,058	1,920
	Softwareone Holding AG	209,708	1,895
	Forbo Holding AG (Registered)	1,811	1,780
	OC Oerlikon Corp. AG (Registered)	373,840	1,712
[1]	Medacta Group SA	12,246	1,629
	Intershop Holding AG	10,812	1,521
*,1	Sensirion Holding AG	20,580	1,500
*	Arbonia AG	104,041	1,465
	COSMO Pharmaceuticals NV	18,924	1,465
	LEM Holding SA (Registered)	953	1,271
*	Basilea Pharmaceutica AG (Registered)	24,135	1,198
	Bell Food Group AG (Registered)	3,885	1,191
	Komax Holding AG (Registered)	9,322	1,185
	u-blox Holding AG	13,944	1,067
	Implenia AG (Registered)	29,997	1,060
*,1	PolyPeptide Group AG	29,477	983
	Bystronic AG	2,548	973
	Zehnder Group AG	17,277	965
	Autoneum Holding AG	6,913	926
*,2	DocMorris AG	23,294	916
	Schweiter Technologies AG	1,897	866
	Vetropack Holding AG (Registered)	24,973	828
*,1	Montana Aerospace AG	45,081	796
	Investis Holding SA	5,610	715
	Rieter Holding AG (Registered)	6,157	652
*,1	Medartis Holding AG	9,114	585
	Leonteq AG	19,735	577
[1]	Medmix AG	49,381	567
	APG SGA SA	2,010	459
	VP Bank AG Class A	4,892	413
*,2	Idorsia Ltd.	283,183	324
	PIERER Mobility AG	17,817	245
*	Aryzta AG (XSWX)	24,200	43
			3,489,940
United Kingdom (24.2%)
	AstraZeneca plc	3,002,980	427,305
	Shell plc (XLON)	11,423,426	381,398
	HSBC Holdings plc	37,118,885	340,678
	Unilever plc (XLON)	4,939,541	301,322
	RELX plc	3,746,745	171,825
	BP plc	33,043,373	161,609
	GSK plc	8,014,964	144,739
	British American Tobacco plc	4,003,946	140,014
	Rio Tinto plc	2,142,055	138,437
	Diageo plc	4,455,073	137,581
	London Stock Exchange Group plc	996,031	134,998
	CRH plc (SGMX)	1,374,505	131,035
	Glencore plc	24,356,837	127,743
15

European Stock Index Fund
		Shares	Market Value• ($000)
	National Grid plc	9,793,541	122,969
*	Rolls-Royce Holdings plc	17,051,057	117,659
	Compass Group plc	3,412,741	110,834
	BAE Systems plc	6,084,988	98,074
	Barclays plc	29,493,858	90,414
	Experian plc	1,838,299	89,720
	Lloyds Banking Group plc	124,937,077	85,757
	Reckitt Benckiser Group plc	1,398,745	84,854
*	Flutter Entertainment plc	354,973	83,040
	Anglo American plc	2,493,197	77,290
	3i Group plc	1,861,347	76,330
	Haleon plc	15,116,846	72,653
	Ashtead Group plc	875,113	65,465
	NatWest Group plc	13,322,944	63,127
	Tesco plc	13,869,542	61,243
	Smurfit WestRock plc	1,030,548	53,270
	Imperial Brands plc	1,711,400	51,647
	SSE plc	2,190,861	49,784
	Standard Chartered plc	4,209,418	48,814
	Prudential plc (XLON)	5,513,804	45,902
	Shell plc	1,191,185	40,092
	Vodafone Group plc	43,058,827	40,041
	InterContinental Hotels Group plc	321,888	35,503
	Legal & General Group plc	11,977,911	33,597
	Aviva plc	5,416,084	31,740
	Next plc	238,724	30,202
	Bunzl plc	677,011	29,805
	Informa plc	2,666,376	27,855
	Segro plc	2,708,125	27,440
	Rentokil Initial plc	5,054,070	25,350
	Sage Group plc	2,009,054	25,109
	Halma plc	759,400	24,260
	BT Group plc	12,656,638	22,600
	WPP plc	2,149,856	22,597
	Smith & Nephew plc	1,752,674	21,791
	Marks & Spencer Group plc	4,085,090	19,820
	Pearson plc	1,337,815	19,645
	DS Smith plc	2,755,943	19,376
	Intertek Group plc	322,761	19,376
	Admiral Group plc	583,140	19,296
[1]	Auto Trader Group plc	1,785,778	19,282
	Associated British Foods plc	640,638	18,413
	United Utilities Group plc	1,366,959	18,040
	Severn Trent plc	529,033	17,502
	Melrose Industries plc (XLON)	2,614,786	16,014
	Centrica plc	10,471,166	15,851
	Barratt Developments plc	2,739,295	15,783
	Antofagasta plc	692,961	15,478
	Diploma plc	268,217	14,745
	Coca-Cola HBC AG	410,341	14,359
	Mondi plc	884,000	14,315
	Intermediate Capital Group plc	529,189	14,058
	Weir Group plc	519,878	14,000
	Whitbread plc	359,193	13,975
	Kingfisher plc	3,684,283	13,933
*	Wise plc Class A	1,505,067	13,728
	Smiths Group plc	693,908	13,693
	Croda International plc	279,492	13,411
	Taylor Wimpey plc	7,091,102	13,407
	J Sainsbury plc	3,809,430	13,115
	International Consolidated Airlines Group SA	4,687,151	12,767
	Beazley plc	1,296,064	12,634
	DCC plc	197,570	12,499
	Spirax Group plc	147,738	12,332
	Persimmon plc	640,759	12,143
	Rightmove plc	1,592,591	12,127
	Howden Joinery Group plc	1,099,733	11,965
	Entain plc	1,219,620	11,730
	Land Securities Group plc	1,493,591	11,600
	St. James's Place plc	1,101,544	11,556
16

European Stock Index Fund
		Shares	Market Value• ($000)
	Berkeley Group Holdings plc	198,401	11,322
	IMI plc	521,798	11,114
	M&G plc	4,347,871	10,892
	Hargreaves Lansdown plc	761,321	10,684
	British Land Co. plc	1,995,011	10,266
	Games Workshop Group plc	65,845	10,178
	LondonMetric Property plc	3,955,385	9,887
	Phoenix Group Holdings plc	1,501,333	9,537
	Investec plc	1,233,417	9,497
	B&M European Value Retail SA	1,868,606	9,349
	UNITE Group plc	809,808	9,161
[1]	ConvaTec Group plc	3,310,789	9,133
	Endeavour Mining plc	401,739	9,009
	Tritax Big Box REIT plc	4,936,229	8,961
	Hiscox Ltd.	619,192	8,609
	Bellway plc	235,517	8,601
	IG Group Holdings plc	739,910	8,561
	RS Group plc	945,399	8,476
	Britvic plc	499,743	8,246
	JD Sports Fashion plc	5,006,571	8,028
	Hikma Pharmaceuticals plc	323,736	7,753
	Tate & Lyle plc	785,913	7,584
	ITV plc	7,948,035	7,569
	Schroders plc	1,690,647	7,491
	Burberry Group plc	715,606	7,274
	Greggs plc	204,622	7,255
*	Vistry Group plc	614,148	7,217
	Johnson Matthey plc	367,781	7,077
	Cranswick plc	106,436	6,973
	Inchcape plc	747,772	6,916
	Rotork plc	1,719,857	6,674
	Spectris plc	201,625	6,565
	Derwent London plc	224,544	6,353
	Drax Group plc	772,112	6,219
	Abrdn plc	3,626,169	6,178
	Man Group plc	2,332,469	5,969
	QinetiQ Group plc	1,005,853	5,938
	Balfour Beatty plc	1,036,425	5,923
	Big Yellow Group plc	375,875	5,829
*	Playtech plc	618,275	5,786
*	Carnival plc	289,372	5,779
	International Distribution Services plc	1,326,757	5,773
	Softcat plc	260,215	5,705
	Direct Line Insurance Group plc	2,624,582	5,550
*	Ocado Group plc	1,191,100	5,365
	Shaftesbury Capital plc	2,979,972	5,230
[1]	Quilter plc	2,684,998	4,994
	easyJet plc	744,396	4,905
	Serco Group plc	2,133,391	4,820
	Centamin plc	2,279,963	4,678
	Grafton Group plc GDR	358,015	4,631
*,1	Deliveroo plc	2,582,657	4,599
*,1	Trainline plc	918,571	4,564
	TP ICAP Group plc	1,549,008	4,506
	WH Smith plc	262,874	4,479
	Safestore Holdings plc	427,774	4,461
	Travis Perkins plc	423,319	4,408
	Harbour Energy plc	1,232,962	4,387
	Grainger plc	1,481,171	4,352
	Plus500 Ltd.	142,459	4,297
	Hill & Smith plc	160,131	4,188
	Morgan Sindall Group plc	85,664	4,139
[1]	JTC plc	311,852	4,120
	Lancashire Holdings Ltd.	487,684	3,956
	Computacenter plc	140,193	3,945
	Mitie Group plc	2,610,816	3,917
	Coats Group plc	3,184,681	3,908
	Bank of Georgia Group plc	70,482	3,790
	Savills plc	270,413	3,748
	AJ Bell plc	642,839	3,692
17

European Stock Index Fund
		Shares	Market Value• ($000)
	Pennon Group plc	525,682	3,686
	Paragon Banking Group plc	419,128	3,683
	4imprint Group plc	55,717	3,670
	Dunelm Group plc	252,115	3,613
	Pets at Home Group plc	938,618	3,582
	Just Group plc	2,071,665	3,574
	Genus plc	131,551	3,556
	OSB Group plc	784,632	3,552
	Hammerson plc	950,331	3,533
	Fresnillo plc	369,982	3,521
	Energean plc	270,444	3,489
	Sirius Real Estate Ltd.	3,001,883	3,476
	SSP Group plc	1,594,532	3,312
	Baltic Classifieds Group plc	799,044	3,260
	Oxford Instruments plc	116,095	3,245
	Primary Health Properties plc	2,628,533	3,240
	Breedon Group plc	565,792	3,210
	Premier Foods plc	1,316,637	3,186
	Hays plc	3,176,332	3,167
[1]	Airtel Africa plc	2,397,580	3,151
	International Workplace Group plc	1,509,248	3,119
	Telecom Plus plc	143,966	3,117
	Babcock International Group plc	509,003	3,101
	Assura plc	5,948,042	3,101
	Domino's Pizza Group plc	797,518	3,096
	TBC Bank Group plc	87,141	3,090
	Keller Group plc	145,976	3,060
	Genuit Group plc	500,365	3,025
	Pagegroup plc	625,809	2,886
	Volution Group plc	385,298	2,875
	Great Portland Estates plc	705,856	2,863
	IntegraFin Holdings plc	594,346	2,806
	Renishaw plc	68,429	2,771
	Bytes Technology Group plc (XLON)	472,075	2,749
	Rathbones Group plc	127,485	2,741
	Bodycote plc	368,257	2,616
	MONY Group plc	1,078,218	2,611
[1]	Bridgepoint Group plc	642,828	2,600
	Clarkson plc	56,947	2,591
	Future plc	228,671	2,589
	Chemring Group plc	546,507	2,521
*	Helios Towers plc	1,817,607	2,479
*	Spirent Communications plc	1,144,746	2,476
*	Greencore Group plc	911,071	2,450
*,1	Watches of Switzerland Group plc	462,061	2,429
	Ashmore Group plc	880,600	2,408
*,1	Trustpilot Group plc	722,149	2,308
	Supermarket Income REIT plc	2,487,074	2,275
*	John Wood Group plc	1,386,876	2,266
	Marshalls plc	508,182	2,222
*	Indivior plc	248,763	2,207
*	Moonpig Group plc	676,478	2,188
*	Oxford Nanopore Technologies plc	1,222,781	2,131
	Firstgroup plc	1,230,914	2,119
*	Currys plc	1,948,685	2,075
	Zigup plc	453,045	2,066
*	Frasers Group plc	207,472	2,052
	Elementis plc	1,176,147	2,031
[1]	Ibstock plc	779,242	2,018
	Workspace Group plc	275,822	1,979
	Hilton Food Group plc	167,669	1,945
	Kainos Group plc	199,407	1,931
	Victrex plc	173,929	1,911
	Vesuvius plc	411,609	1,892
*	Hochschild Mining plc	635,144	1,876
	Morgan Advanced Materials plc	570,377	1,769
	AG Barr plc	217,175	1,748
	Dowlais Group plc	2,755,492	1,744
*	Mitchells & Butlers plc	517,390	1,673
[1]	TI Fluid Systems plc	716,732	1,576
18

European Stock Index Fund
		Shares	Market Value• ($000)
[1]	Spire Healthcare Group plc	564,303	1,566
	Rhi Magnesita NV	37,586	1,556
*	Molten Ventures plc	347,063	1,524
	C&C Group plc	782,367	1,485
	Senior plc	841,734	1,426
[1]	Petershill Partners plc	505,584	1,413
	Ninety One plc	653,049	1,398
	J D Wetherspoon plc	171,403	1,360
	Balanced Commercial Property Trust Ltd.	1,080,847	1,336
	NCC Group plc	620,839	1,235
*	IP Group plc	2,028,839	1,206
	Crest Nicholson Holdings plc	516,799	1,127
*	Auction Technology Group plc	192,449	1,118
*,2	THG plc	1,850,248	1,116
[2]	Diversified Energy Co. plc	91,267	1,102
	Essentra plc	573,422	1,100
	Wickes Group plc	474,378	983
	Picton Property Income Ltd.	1,078,073	964
	Halfords Group plc	433,721	934
*,2	Alphawave IP Group plc	630,552	905
*	Mobico Group plc	992,226	888
*	Close Brothers Group plc	299,548	883
	Jupiter Fund Management plc	846,512	882
*	AO World plc	610,567	853
*	PureTech Health plc	429,282	847
	FDM Group Holdings plc	184,159	839
[1]	CMC Markets plc	207,748	819
	Dr. Martens plc	1,132,807	798
	Liontrust Asset Management plc	124,763	783
*	Tullow Oil plc	2,340,573	713
*,1,2	Aston Martin Lagonda Global Holdings plc	471,167	695
[1]	Bakkavor Group plc	356,061	690
	Helical plc	241,526	622
*	Evoke plc	706,615	563
*,2	ASOS plc	120,253	552
*	Synthomer plc	237,202	548
	PZ Cussons plc	474,549	495
	Rank Group plc	363,174	410
*	SIG plc	1,338,236	396
*,3	Home REIT plc	1,529,958	375
	CLS Holdings plc	297,519	354
	Ithaca Energy plc	227,916	299
	Vanquis Banking Group plc	178,237	104
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			5,936,560
United States (0.0%)
	Gen Digital Inc.	45	1
Total Common Stocks (Cost $24,229,136)			24,261,263
Preferred Stocks (0.4%)
	Volkswagen AG Preference Shares	367,370	35,658
	Henkel AG & Co. KGaA Preference Shares	326,442	28,268
	Sartorius AG Preference Shares	50,148	12,991
	Bayerische Motoren Werke AG Preference Shares	114,176	8,402
	FUCHS SE Preference Shares	130,569	6,094
*	Grifols SA Preference Shares Class B (XMAD)	511,672	4,462
*	Telecom Italia SpA Preference Shares	9,628,029	2,816
	Sixt SE Preference Shares	31,672	1,980
	Danieli & C Officine Meccaniche SpA Preference Shares	70,994	1,435
	Draegerwerk AG & Co. KGaA Preference Shares	16,792	816
	Corem Property Group AB Preference Shares	24,732	631
Total Preferred Stocks (Cost $172,059)			103,553
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	19,422	377
*	Reply SpA Exp. 11/28/24	44,883	—
19

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	Sesa SpA Exp. 11/28/24	14,550	—
Total Rights (Cost $294)			377
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30 (Cost $—)	61,413	58
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.834% (Cost $123,193)	1,232,061	123,194
Total Investments (99.8%) (Cost $24,524,682)			24,488,445
Other Assets and Liabilities—Net (0.2%)			41,000
Net Assets (100%)			24,529,445
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $652,007,000, representing 2.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $59,378,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $77,007,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2024	780	41,014	(846)
FTSE 100 Index	December 2024	320	33,534	(864)
MSCI Europe Index	December 2024	3,832	139,866	(3,604)
				(5,314)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	12/18/24	EUR	98,443	USD	109,244	—	(1,933)
Bank of America, N.A.	12/18/24	EUR	32,814	USD	36,501	—	(731)
BNP Paribas	12/18/24	EUR	9,960	USD	11,125	—	(267)
JPMorgan Chase Bank, N.A.	12/18/24	GBP	20,420	USD	26,715	—	(387)
Morgan Stanley Capital Services Inc.	12/18/24	GBP	6,167	USD	8,007	—	(56)
State Street Bank & Trust Co.	12/18/24	USD	77,432	CHF	64,950	1,797	—
HSBC Bank plc	12/18/24	USD	5,830	DKK	39,176	102	—
Toronto-Dominion Bank	12/18/24	USD	5,049	EUR	4,560	78	—
Toronto-Dominion Bank	12/18/24	USD	7,935	GBP	6,061	120	—
State Street Bank & Trust Co.	12/18/24	USD	2,708	GBP	2,068	42	—
20

European Stock Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	12/18/24	USD	10,854	NOK	117,294	188	—
Bank of Montreal	12/18/24	USD	10,061	SEK	103,894	283	—
						2,610	(3,374)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,808,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
21

European Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $24,401,489)	24,365,251
Affiliated Issuers (Cost $123,193)	123,194
Total Investments in Securities	24,488,445
Investment in Vanguard	710
Cash	5,667
Cash Collateral Pledged—Futures Contracts	14,003
Cash Collateral Pledged—Forward Currency Contracts	3,460
Receivables for Accrued Income	107,088
Receivables for Capital Shares Issued	3,202
Unrealized Appreciation—Forward Currency Contracts	2,610
Total Assets	24,625,185
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $982)	985
Payables for Investment Securities Purchased	6,773
Collateral for Securities on Loan	77,007
Payables for Capital Shares Redeemed	1,452
Payables to Vanguard	3,495
Variation Margin Payable—Futures Contracts	2,654
Unrealized Depreciation—Forward Currency Contracts	3,374
Total Liabilities	95,740
Net Assets	24,529,445
1 Includes $59,378,000 of securities on loan.
22

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	27,744,927
Total Distributable Earnings (Loss)	(3,215,482)
Net Assets	24,529,445

Investor Shares—Net Assets
Applicable to 298,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,768
Net Asset Value Per Share—Investor Shares	$36.09

ETF Shares—Net Assets
Applicable to 278,672,840 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,716,963
Net Asset Value Per Share—ETF Shares	$67.16

Admiral™ Shares—Net Assets
Applicable to 58,028,253 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,875,201
Net Asset Value Per Share—Admiral Shares	$84.01

Institutional Shares—Net Assets
Applicable to 23,588,701 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	845,078
Net Asset Value Per Share—Institutional Shares	$35.83

Institutional Plus Shares—Net Assets
Applicable to 508,728 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,435
Net Asset Value Per Share—Institutional Plus Shares	$160.08

See accompanying Notes, which are an integral part of the Financial Statements.
23

European Stock Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	765,469
Interest[2]	2,950
Securities Lending—Net	2,580
Total Income	770,999
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,444
Management and Administrative—Investor Shares	25
Management and Administrative—ETF Shares	12,406
Management and Administrative—Admiral Shares	4,065
Management and Administrative—Institutional Shares	569
Management and Administrative—Institutional Plus Shares	50
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	574
Marketing and Distribution—Admiral Shares	174
Marketing and Distribution—Institutional Shares	20
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,177
Auditing Fees	49
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	302
Shareholders’ Reports and Proxy Fees—Admiral Shares	180
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	—
Trustees’ Fees and Expenses	16
Professional Services	1,345
Other Expenses	46
Total Expenses	22,446
Expenses Paid Indirectly	(101)
Net Expenses	22,345
Net Investment Income	748,654
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	58,923
Futures Contracts	23,399
Forward Currency Contracts	614
Foreign Currencies	2,422
Realized Net Gain (Loss)	85,358
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,115,833
Futures Contracts	5,860
Forward Currency Contracts	(773)
Foreign Currencies	3,316
Change in Unrealized Appreciation (Depreciation)	4,124,236
Net Increase (Decrease) in Net Assets Resulting from Operations	4,958,248
1	Dividends are net of foreign withholding taxes of $86,661,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,699,000, ($143,000), less than $1,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $567,066,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	748,654	758,547
Realized Net Gain (Loss)	85,358	(317,612)
Change in Unrealized Appreciation (Depreciation)	4,124,236	2,346,108
Net Increase (Decrease) in Net Assets Resulting from Operations	4,958,248	2,787,043
Distributions
Investor Shares	(344)	(406)
ETF Shares	(589,354)	(590,405)
Admiral Shares	(149,333)	(147,188)
Institutional Shares	(25,699)	(24,959)
Institutional Plus Shares	(2,670)	(2,750)
Total Distributions	(767,400)	(765,708)
Capital Share Transactions
Investor Shares	(3,057)	(2,002)
ETF Shares	(984,468)	1,950,093
Admiral Shares	(166,997)	10,780
Institutional Shares	(22,822)	(1,389)
Institutional Plus Shares	(6,703)	(5,116)
Net Increase (Decrease) from Capital Share Transactions	(1,184,047)	1,952,366
Total Increase (Decrease)	3,006,801	3,973,701
Net Assets
Beginning of Period	21,522,644	17,548,943
End of Period	24,529,445	21,522,644

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.18	$26.83	$36.88	$26.63	$29.84
Investment Operations
Net Investment Income[1]	.999	1.007	1.057	.982	.627
Net Realized and Unrealized Gain (Loss) on Investments	5.948	3.353	(10.041)	10.174	(3.221)
Total from Investment Operations	6.947	4.360	(8.984)	11.156	(2.594)
Distributions
Dividends from Net Investment Income	(1.037)	(1.010)	(1.066)	(.906)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.037)	(1.010)	(1.066)	(.906)	(.616)
Net Asset Value, End of Period	$36.09	$30.18	$26.83	$36.88	$26.63
Total Return[2]	23.10%	16.05%	-24.66%	42.12%	-8.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11	$12	$12	$27	$19
Ratio of Total Expenses to Average Net Assets	0.24%[3]	0.24%[3]	0.25%[3]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.81%	3.15%	3.28%	2.82%	2.23%
Portfolio Turnover Rate[4]	3%	4%	5%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$56.17	$49.95	$68.65	$49.57	$55.54
Investment Operations
Net Investment Income[1]	1.988	1.985	1.977	1.922	1.247
Net Realized and Unrealized Gain (Loss) on Investments	11.032	6.205	(18.595)	18.939	(5.990)
Total from Investment Operations	13.020	8.190	(16.618)	20.861	(4.743)
Distributions
Dividends from Net Investment Income	(2.030)	(1.970)	(2.082)	(1.781)	(1.227)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.030)	(1.970)	(2.082)	(1.781)	(1.227)
Net Asset Value, End of Period	$67.16	$56.17	$49.95	$68.65	$49.57
Total Return	23.26%	16.23%	-24.54%	42.34%	-8.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,717	$16,494	$13,073	$21,547	$11,659
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%[2]	0.11%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.00%	3.33%	3.33%	2.95%	2.38%
Portfolio Turnover Rate[3]	3%	4%	5%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$70.26	$62.47	$85.88	$62.01	$69.48
Investment Operations
Net Investment Income[1]	2.472	2.416	2.431	2.375	1.553
Net Realized and Unrealized Gain (Loss) on Investments	13.801	7.823	(23.251)	23.705	(7.502)
Total from Investment Operations	16.273	10.239	(20.820)	26.080	(5.949)
Distributions
Dividends from Net Investment Income	(2.523)	(2.449)	(2.590)	(2.210)	(1.521)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.523)	(2.449)	(2.590)	(2.210)	(1.521)
Net Asset Value, End of Period	$84.01	$70.26	$62.47	$85.88	$62.01
Total Return[2]	23.25%	16.19%	-24.56%	42.30%	-8.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,875	$4,216	$3,745	$5,259	$3,795
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.13%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.98%	3.24%	3.30%	2.93%	2.37%
Portfolio Turnover Rate[4]	3%	4%	5%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.11%, and 0.13%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.96	$26.64	$36.62	$26.44	$29.63
Investment Operations
Net Investment Income[1]	1.049	1.040	1.043	1.019	.667
Net Realized and Unrealized Gain (Loss) on Investments	5.904	3.331	(9.912)	10.110	(3.203)
Total from Investment Operations	6.953	4.371	(8.869)	11.129	(2.536)
Distributions
Dividends from Net Investment Income	(1.083)	(1.051)	(1.111)	(.949)	(.654)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.083)	(1.051)	(1.111)	(.949)	(.654)
Net Asset Value, End of Period	$35.83	$29.96	$26.64	$36.62	$26.44
Total Return	23.29%	16.21%	-24.53%	42.34%	-8.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$845	$727	$649	$859	$710
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%[2]	0.11%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.28%	3.33%	2.96%	2.39%
Portfolio Turnover Rate[3]	3%	4%	5%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$133.87	$119.02	$163.62	$118.14	$132.38
Investment Operations
Net Investment Income[1]	4.777	4.703	4.691	4.576	2.989
Net Realized and Unrealized Gain (Loss) on Investments	26.287	14.854	(44.312)	45.160	(14.294)
Total from Investment Operations	31.064	19.557	(39.621)	49.736	(11.305)
Distributions
Dividends from Net Investment Income	(4.854)	(4.707)	(4.979)	(4.256)	(2.935)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.854)	(4.707)	(4.979)	(4.256)	(2.935)
Net Asset Value, End of Period	$160.08	$133.87	$119.02	$163.62	$118.14
Total Return	23.29%	16.23%	-24.53%	42.35%	-8.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81	$74	$70	$106	$70
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.10%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.02%	3.31%	3.34%	2.95%	2.40%
Portfolio Turnover Rate[3]	3%	4%	5%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.08%, and 0.10%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
31

European Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $710,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
32

European Stock Index Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $101,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,454	24,256,434	375	24,261,263
Preferred Stocks	—	103,553	—	103,553
Rights	—	—	377	377
Warrants	—	—	58	58
Temporary Cash Investments	123,194	—	—	123,194
Total	127,648	24,359,987	810	24,488,445
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	2,610	—	2,610
Liabilities
Futures Contracts[1]	(5,314)	—	—	(5,314)
Forward Currency Contracts	—	(3,374)	—	(3,374)
Total	(5,314)	(3,374)	—	(8,688)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	2,610	2,610
Total Assets	—	2,610	2,610

Unrealized Depreciation—Futures Contracts[1]	(5,314)	—	(5,314)
Unrealized Depreciation—Forward Currency Contracts	—	(3,374)	(3,374)
Total Liabilities	(5,314)	(3,374)	(8,688)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	23,399	—	23,399
Forward Currency Contracts	—	614	614
Realized Net Gain (Loss) on Derivatives	23,399	614	24,013
33

European Stock Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,860	—	5,860
Forward Currency Contracts	—	(773)	(773)
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,860	(773)	5,087
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	561,637
Total Distributable Earnings (Loss)	(561,637)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	179,875
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(211,483)
Capital Loss Carryforwards	(3,195,291)
Qualified Late-Year Losses	—
Other Temporary Differences	11,417
Total	(3,215,482)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	767,400	765,708
Long-Term Capital Gains	—	—
Total	767,400	765,708
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,700,774
Gross Unrealized Appreciation	4,891,943
Gross Unrealized Depreciation	(5,104,272)
Net Unrealized Appreciation (Depreciation)	(212,329)
G.	During the year ended October 31, 2024, the fund purchased $1,163,853,000 of investment securities and sold $845,909,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $245,985,000 and $1,657,518,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
34

European Stock Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	761	21	2,033	63
Issued in Lieu of Cash Distributions	343	10	405	13
Redeemed	(4,161)	(119)	(4,440)	(141)
Net Increase (Decrease)—Investor Shares	(3,057)	(88)	(2,002)	(65)
ETF Shares
Issued	673,169	10,127	3,416,933	57,312
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,657,637)	(25,100)	(1,466,840)	(25,400)
Net Increase (Decrease)—ETF Shares	(984,468)	(14,973)	1,950,093	31,912
Admiral Shares
Issued	304,565	3,686	438,737	5,834
Issued in Lieu of Cash Distributions	124,096	1,498	122,064	1,632
Redeemed	(595,658)	(7,166)	(550,021)	(7,414)
Net Increase (Decrease)—Admiral Shares	(166,997)	(1,982)	10,780	52
Institutional Shares
Issued	35,150	989	66,296	2,044
Issued in Lieu of Cash Distributions	18,338	519	17,962	564
Redeemed	(76,310)	(2,185)	(85,647)	(2,702)
Net Increase (Decrease)—Institutional Shares	(22,822)	(677)	(1,389)	(94)
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	2,670	17	2,750	19
Redeemed	(9,373)	(57)	(7,866)	(55)
Net Increase (Decrease)—Institutional Plus Shares	(6,703)	(40)	(5,116)	(36)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
35

Pacific Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (19.2%)
	Commonwealth Bank of Australia	2,048,131	191,038
	BHP Group Ltd.	6,161,552	171,184
	CSL Ltd.	590,028	110,781
	National Australia Bank Ltd.	3,798,222	96,266
	Westpac Banking Corp.	4,247,178	89,198
	ANZ Group Holdings Ltd.	3,682,197	75,045
	Macquarie Group Ltd.	428,968	64,923
	Wesfarmers Ltd.	1,384,921	60,924
	Goodman Group	2,278,911	54,419
	Woodside Energy Group Ltd.	2,317,178	36,469
	Rio Tinto Ltd.	454,540	35,689
	Transurban Group	3,780,945	31,510
	Aristocrat Leisure Ltd.	776,727	31,255
	Woolworths Group Ltd.	1,494,254	29,307
	Fortescue Ltd.	1,947,119	24,383
	QBE Insurance Group Ltd.	1,838,738	20,760
	Brambles Ltd.	1,705,914	20,539
	Amcor plc GDR	1,760,455	19,408
	Coles Group Ltd.	1,594,480	18,403
	Suncorp Group Ltd.	1,558,529	18,282
*	Xero Ltd.	183,945	17,871
	Santos Ltd.	3,962,773	17,630
*	James Hardie Industries plc GDR	528,840	16,866
	Northern Star Resources Ltd.	1,369,611	15,894
	WiseTech Global Ltd.	197,277	15,147
	Scentre Group	6,325,268	14,502
	Cochlear Ltd.	77,873	14,417
	Insurance Australia Group Ltd.	2,913,179	14,305
	South32 Ltd.	5,567,309	13,351
	Origin Energy Ltd.	2,096,472	13,237
	Telstra Group Ltd.	4,942,278	12,373
	Computershare Ltd. (XASX)	714,956	12,360
	CAR Group Ltd.	454,779	11,202
	Sonic Healthcare Ltd.	585,332	10,314
	ASX Ltd.	236,472	10,071
	Stockland	2,908,181	9,834
	REA Group Ltd.	61,262	9,057
	Lottery Corp. Ltd.	2,725,523	8,906
	Medibank Pvt Ltd.	3,362,745	7,903
	Pro Medicus Ltd.	62,276	7,889
*	NEXTDC Ltd.	732,384	7,823
	Evolution Mining Ltd.	2,271,940	7,789
	Treasury Wine Estates Ltd.	997,090	7,403
	APA Group	1,581,241	7,240
	GPT Group	2,333,510	7,230
	BlueScope Steel Ltd.	539,106	7,164
	JB Hi-Fi Ltd.	133,073	7,141
	SEEK Ltd.	430,050	6,987
	Orica Ltd.	592,017	6,725
	Mirvac Group	4,798,510	6,708
	Seven Group Holdings Ltd.	240,964	6,565
*,1	Pilbara Minerals Ltd.	3,525,649	6,530
	Vicinity Ltd.	4,592,534	6,529
	Washington H Soul Pattinson & Co. Ltd.	296,400	6,495
	Dexus	1,306,626	6,132
	Endeavour Group Ltd.	1,967,525	6,052
	Charter Hall Group	578,121	5,705
	Ramsay Health Care Ltd.	215,106	5,658
*	Lynas Rare Earths Ltd.	1,138,325	5,657
	Bendigo & Adelaide Bank Ltd.	692,576	5,580
36

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Technology One Ltd.	341,513	5,443
	Mineral Resources Ltd.	211,777	5,442
	ALS Ltd.	587,595	5,424
	Worley Ltd.	583,744	5,360
	Ampol Ltd.	290,000	5,309
	Qube Holdings Ltd.	2,134,390	5,206
*	Qantas Airways Ltd.	975,268	5,164
	AGL Energy Ltd.	729,215	5,007
	Cleanaway Waste Management Ltd.	2,744,186	4,913
	Steadfast Group Ltd.	1,344,289	4,841
	Aurizon Holdings Ltd.	2,181,876	4,838
*	Telix Pharmaceuticals Ltd.	350,315	4,787
	Incitec Pivot Ltd.	2,401,979	4,738
	Atlas Arteria Ltd.	1,383,173	4,428
	Reece Ltd.	259,434	3,866
	Whitehaven Coal Ltd.	860,152	3,847
	Lendlease Corp. Ltd.	846,906	3,752
*	Sandfire Resources Ltd.	552,963	3,742
*,2	Life360 Inc. GDR	258,716	3,691
	Breville Group Ltd.	175,996	3,658
	Ansell Ltd.	176,486	3,589
	Bank of Queensland Ltd.	812,134	3,474
	Reliance Worldwide Corp. Ltd.	962,184	3,276
	Perseus Mining Ltd.	1,689,440	3,159
	HUB24 Ltd.	69,661	3,135
	IDP Education Ltd.	337,518	3,073
	Downer EDI Ltd.	816,975	2,993
	AMP Ltd.	3,173,708	2,965
	Ventia Services Group Pty Ltd.	984,491	2,957
*	Zip Co. Ltd.	1,464,471	2,855
	National Storage REIT	1,679,125	2,762
	AUB Group Ltd.	131,373	2,753
	Metcash Ltd.	1,317,973	2,644
	Flight Centre Travel Group Ltd.	250,862	2,624
	Orora Ltd.	1,649,892	2,608
	IGO Ltd.	752,719	2,579
	ARB Corp. Ltd.	92,922	2,517
	Sigma Healthcare Ltd.	1,950,916	2,505
	Challenger Ltd.	627,475	2,485
*	De Grey Mining Ltd.	2,412,998	2,402
[2]	Viva Energy Group Ltd.	1,375,586	2,366
*	Paladin Energy Ltd.	356,471	2,347
	nib holdings Ltd.	601,882	2,278
	Harvey Norman Holdings Ltd.	735,670	2,206
	Ramelius Resources Ltd.	1,412,790	2,204
	Champion Iron Ltd.	574,032	2,203
	Premier Investments Ltd.	98,955	2,178
*	Genesis Minerals Ltd.	1,335,288	2,132
	HMC Capital Ltd.	317,311	2,107
	Westgold Resources Ltd.	980,604	2,064
	Region RE Ltd.	1,413,926	2,033
	Charter Hall Long Wale REIT	793,304	2,021
*	Vault Minerals Ltd.	7,803,024	2,010
	New Hope Corp. Ltd.	619,913	1,979
	Iluka Resources Ltd.	511,734	1,967
	Super Retail Group Ltd.	201,516	1,911
	Netwealth Group Ltd.	103,020	1,859
	Insignia Financial Ltd.	840,287	1,819
	Perpetual Ltd.	136,176	1,807
*	Emerald Resources NL	657,045	1,805
	Domino's Pizza Enterprises Ltd.	79,546	1,741
	Beach Energy Ltd.	2,105,323	1,724
	Gold Road Resources Ltd.	1,321,643	1,724
	Yancoal Australia Ltd.	402,016	1,720
*	West African Resources Ltd.	1,424,580	1,710
	HomeCo Daily Needs REIT	2,112,686	1,676
*	Bellevue Gold Ltd.	1,527,944	1,621
	GrainCorp Ltd. Class A	272,738	1,612
	Eagers Automotive Ltd.	216,533	1,571
	Sims Ltd.	188,424	1,566
37

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,3	Capricorn Metals Ltd.	385,647	1,553
	Pinnacle Investment Management Group Ltd.	118,033	1,550
	Codan Ltd.	148,193	1,533
*	Regis Resources Ltd.	863,879	1,522
	BWP Trust	660,036	1,491
*	Clarity Pharmaceuticals Ltd.	335,035	1,491
*	IRESS Ltd.	223,895	1,456
*	PEXA Group Ltd.	160,519	1,426
	GQG Partners Inc. GDR	771,388	1,400
	Ingenia Communities Group	442,628	1,396
*	Resolute Mining Ltd.	2,552,552	1,365
	NRW Holdings Ltd.	541,551	1,365
	Waypoint REIT Ltd.	827,340	1,348
	Lovisa Holdings Ltd.	68,700	1,335
	Nine Entertainment Co. Holdings Ltd.	1,696,364	1,305
	Charter Hall Retail REIT	588,866	1,304
[1]	TPG Telecom Ltd.	439,525	1,301
	Brickworks Ltd.	72,676	1,291
	Centuria Industrial REIT	640,513	1,279
	Bega Cheese Ltd.	375,695	1,266
*	Spartan Resources Ltd.	1,212,565	1,260
*	Nuix Ltd.	245,852	1,242
	Deterra Royalties Ltd.	512,971	1,241
	Arena REIT	470,239	1,237
	Bapcor Ltd.	411,201	1,232
*	Webjet Ltd.	464,076	1,219
	Amotiv Ltd.	174,987	1,218
	Nufarm Ltd.	480,106	1,210
	Magellan Financial Group Ltd.	171,283	1,200
	Centuria Capital Group	984,709	1,189
	Nickel Industries Ltd.	1,956,817	1,156
*	Boss Energy Ltd.	505,732	1,125
*	Mesoblast Ltd.	1,304,920	1,121
*	Neuren Pharmaceuticals Ltd.	135,901	1,094
*	SiteMinder Ltd.	250,257	1,081
	Corporate Travel Management Ltd.	133,160	1,079
	Elders Ltd.	189,225	1,056
*	Temple & Webster Group Ltd.	138,496	1,046
	Imdex Ltd.	615,183	1,045
*	Deep Yellow Ltd.	1,150,411	1,021
*	Macquarie Technology Group Ltd.	18,618	1,011
*,1	Liontown Resources Ltd.	1,877,121	1,003
*	PolyNovo Ltd.	720,454	963
	Helia Group Ltd.	361,556	961
	Monadelphous Group Ltd.	116,083	957
	IPH Ltd.	269,728	949
	EVT Ltd.	129,311	923
	Perenti Ltd.	1,168,180	897
	Karoon Energy Ltd.	978,423	892
*	Healius Ltd.	817,116	884
	Nick Scali Ltd.	96,052	883
	G8 Education Ltd.	979,362	863
	Tabcorp Holdings Ltd.	2,784,948	854
	Inghams Group Ltd.	452,350	850
*,1	Opthea Ltd.	1,538,268	844
	Stanmore Resources Ltd.	401,662	824
*	Megaport Ltd.	180,191	818
*	Austal Ltd.	378,030	816
*	Silex Systems Ltd.	239,445	813
	Data#3 Ltd.	169,320	811
	Credit Corp. Group Ltd.	69,261	783
*	Alpha HPA Ltd.	1,158,451	778
	Lifestyle Communities Ltd.	134,063	756
*	Judo Capital Holdings Ltd.	613,774	754
*	Tuas Ltd.	222,157	749
	Collins Foods Ltd.	131,006	715
	Charter Hall Social Infrastructure REIT	419,761	715
	Hansen Technologies Ltd.	213,379	697
	Aussie Broadband Ltd.	291,647	696
	McMillan Shakespeare Ltd.	70,707	679
38

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Service Stream Ltd.	665,234	659
	Regis Healthcare Ltd.	152,059	647
*,1	Vulcan Energy Resources Ltd.	188,946	634
	Growthpoint Properties Australia Ltd.	355,611	615
[2]	Coronado Global Resources Inc. GDR	921,127	614
	Kelsian Group Ltd.	238,372	610
	Accent Group Ltd.	388,847	601
*	Superloop Ltd.	482,848	590
*	Nanosonics Ltd.	279,560	583
	Myer Holdings Ltd.	981,886	583
	Domain Holdings Australia Ltd.	292,568	577
*	DroneShield Ltd.	929,581	575
	Jumbo Interactive Ltd.	65,858	556
*	Audinate Group Ltd.	89,428	545
	Johns Lyng Group Ltd.	217,338	544
	Hotel Property Investments Ltd.	231,409	535
	Rural Funds Group	436,593	535
[1]	Clinuvel Pharmaceuticals Ltd.	57,303	534
	Vulcan Steel Ltd.	108,097	528
	Ridley Corp. Ltd.	302,188	525
*	Fleetpartners Group Ltd.	272,585	522
	SmartGroup Corp. Ltd.	101,640	516
*,1	Strike Energy Ltd.	3,616,124	506
	Abacus Storage King	607,689	500
*	Star Entertainment Group Ltd.	3,196,933	498
	GWA Group Ltd.	325,853	497
	Platinum Asset Management Ltd.	612,854	493
[1]	PWR Holdings Ltd.	81,829	488
*,1	Chalice Mining Ltd.	412,406	487
	Abacus Group	602,152	479
	Centuria Office REIT	599,185	470
	Dexus Industria REIT	259,754	459
	Cromwell Property Group	1,682,154	458
*,1	ioneer Ltd.	2,417,577	456
*	Bravura Solutions Ltd.	454,815	451
	oOh!media Ltd.	552,185	448
*	Latin Resources Ltd.	3,413,859	432
	HealthCo REIT	549,325	415
	Integral Diagnostics Ltd.	198,768	408
	Infomedia Ltd.	431,948	403
*	Cooper Energy Ltd.	3,456,537	397
*,1	Select Harvests Ltd.	165,170	393
	Australian Ethical Investment Ltd.	130,340	385
*,3	Leo Lithium Ltd.	1,077,115	358
	Navigator Global Investments Ltd. (XASX)	305,701	346
	Dicker Data Ltd.	60,304	340
	Australian Clinical Labs Ltd.	140,672	334
*	Australian Agricultural Co. Ltd.	357,749	331
*	St Barbara Ltd.	1,076,534	325
	Cedar Woods Properties Ltd.	85,076	321
	Kogan.com Ltd.	103,848	316
*,1	Arafura Rare Earths Ltd.	3,174,101	311
	MyState Ltd.	124,369	310
*	Emeco Holdings Ltd.	610,268	309
	Praemium Ltd.	675,394	300
*,1	Weebit Nano Ltd.	218,480	289
*,1	Syrah Resources Ltd.	1,476,699	287
*,1	BrainChip Holdings Ltd.	1,835,630	279
*	Mayne Pharma Group Ltd.	97,053	273
	Australian Finance Group Ltd.	244,738	257
*	OFX Group Ltd.	262,018	251
	GDI Property Group Partnership	591,218	245
*,1	Cettire Ltd.	247,147	245
*,1	Imugene Ltd.	8,596,525	242
*,1	Wildcat Resources Ltd.	1,139,021	239
*	Webjet Group Ltd.	464,076	237
*	Aurelia Metals Ltd.	1,941,438	236
*,1	Sayona Mining Ltd.	10,580,994	234
	SG Fleet Group Ltd.	126,182	224
*	Carnarvon Energy Ltd.	2,094,242	212
39

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Mount Gibson Iron Ltd.	991,436	199
*	Tyro Payments Ltd.	391,472	198
[1]	Humm Group Ltd.	401,850	187
*	Omni Bridgeway Ltd.	305,109	183
*	Alkane Resources Ltd.	489,395	182
*,3	AVZ Minerals Ltd.	2,673,048	176
	Baby Bunting Group Ltd.	148,688	175
	Solvar Ltd.	199,813	173
*	EML Payments Ltd.	371,810	163
*,1	Core Lithium Ltd.	2,210,284	158
	Jupiter Mines Ltd.	1,365,895	157
*	Fineos Corp. Ltd. GDR	163,014	145
*	Coast Entertainment Holdings Ltd.	447,965	131
*	29Metals Ltd.	459,497	126
*,1	Novonix Ltd.	268,617	123
*	Seven West Media Ltd.	1,084,640	114
*,1	Calix Ltd.	187,891	108
*,3	Firefinch Ltd.	1,170,950	46
			1,903,530
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (5.1%)
	AIA Group Ltd.	13,736,049	108,409
	Hong Kong Exchanges & Clearing Ltd.	1,551,964	62,141
	Techtronic Industries Co. Ltd.	1,605,656	23,227
	Sun Hung Kai Properties Ltd.	1,740,974	18,851
	CLP Holdings Ltd.	2,012,860	17,098
	CK Hutchison Holdings Ltd.	3,244,559	17,064
	Link REIT	3,116,537	14,521
	BOC Hong Kong Holdings Ltd.	4,380,259	14,300
	Lenovo Group Ltd.	9,394,000	12,387
	Galaxy Entertainment Group Ltd.	2,638,062	11,741
	Power Assets Holdings Ltd.	1,676,207	11,166
	Hang Seng Bank Ltd.	882,252	10,792
	Hong Kong & China Gas Co. Ltd.	13,345,546	10,337
	CK Asset Holdings Ltd.	2,332,433	9,535
	Jardine Matheson Holdings Ltd.	241,152	9,266
*	Sands China Ltd.	2,923,936	7,439
[2]	WH Group Ltd.	9,501,540	7,395
	Shenzhou International Group Holdings Ltd.	923,300	7,130
	MTR Corp. Ltd.	1,764,686	6,421
	Hongkong Land Holdings Ltd.	1,338,447	5,739
	Wharf Real Estate Investment Co. Ltd.	1,888,283	5,677
	CK Infrastructure Holdings Ltd.	719,813	5,094
	Henderson Land Development Co. Ltd.	1,576,190	5,054
	PRADA SpA	630,604	4,841
	SITC International Holdings Co. Ltd.	1,575,586	4,453
[2]	ESR Group Ltd.	3,217,441	4,362
	Sino Land Co. Ltd.	4,262,443	4,266
	ASMPT Ltd.	376,136	4,078
[2]	Samsonite International SA	1,685,297	3,960
	AAC Technologies Holdings Inc.	833,257	3,366
	Wharf Holdings Ltd.	1,176,283	3,333
	Swire Pacific Ltd. Class B	2,253,186	3,040
	Xinyi Glass Holdings Ltd.	2,594,640	2,946
	PCCW Ltd.	5,153,133	2,830
	Swire Properties Ltd.	1,276,435	2,598
	Swire Pacific Ltd. Class A	280,752	2,351
*	HUTCHMED China Ltd.	594,000	2,166
	Orient Overseas International Ltd.	158,500	2,161
	Bank of East Asia Ltd.	1,735,932	2,151
[2]	Budweiser Brewing Co. APAC Ltd.	2,050,000	2,138
	Chow Tai Fook Jewellery Group Ltd.	2,138,218	2,025
[2]	BOC Aviation Ltd.	251,525	1,951
	Yue Yuen Industrial Holdings Ltd.	879,658	1,849
	Hang Lung Properties Ltd.	2,071,841	1,740
	New World Development Co. Ltd.	1,699,539	1,708
	United Laboratories International Holdings Ltd.	1,199,873	1,629
40

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	First Pacific Co. Ltd.	2,867,939	1,613
	Pacific Basin Shipping Ltd.	5,754,236	1,585
	Kerry Properties Ltd.	720,090	1,521
*	MMG Ltd.	4,296,400	1,512
	Wynn Macau Ltd.	1,811,629	1,430
	VTech Holdings Ltd.	191,750	1,427
	Hang Lung Group Ltd.	1,075,920	1,407
	Stella International Holdings Ltd.	731,500	1,366
	Man Wah Holdings Ltd.	1,821,852	1,324
[1]	Cathay Pacific Airways Ltd.	1,196,504	1,245
	NWS Holdings Ltd.	1,163,887	1,201
	Hysan Development Co. Ltd.	730,571	1,185
	MGM China Holdings Ltd.	892,936	1,159
	Vitasoy International Holdings Ltd.	1,008,304	1,140
*	Vobile Group Ltd.	2,236,000	1,008
*	SJM Holdings Ltd.	2,860,798	984
	Shangri-La Asia Ltd.	1,326,928	959
	Fortune REIT	1,789,996	933
*,1	Cowell e Holdings Inc.	285,000	879
	DFI Retail Group Holdings Ltd.	355,301	843
	Luk Fook Holdings International Ltd.	420,406	805
	Dah Sing Financial Holdings Ltd.	233,860	762
	CGN Mining Co. Ltd.	2,950,000	740
*	Mongolian Mining Corp.	645,000	733
*	NagaCorp Ltd.	1,676,441	689
	Johnson Electric Holdings Ltd.	437,519	664
*	Melco International Development Ltd.	932,274	574
	Champion REIT	2,354,900	551
	CITIC Telecom International Holdings Ltd.	1,835,470	526
	IGG Inc.	974,628	515
*,2	Everest Medicines Ltd.	125,000	506
*,2	FIT Hon Teng Ltd.	1,456,000	491
	Cafe de Coral Holdings Ltd.	442,447	475
	Value Partners Group Ltd.	2,038,665	473
	Guotai Junan International Holdings Ltd.	3,162,336	467
	Dah Sing Banking Group Ltd.	487,556	459
*	Super Hi International Holding Ltd.	263,000	434
	VSTECS Holdings Ltd.	720,000	416
*	Realord Group Holdings Ltd.	430,000	410
	Jinchuan Group International Resources Co. Ltd.	5,617,000	405
	China Travel International Investment Hong Kong Ltd.	3,068,268	402
	HKBN Ltd.	905,657	399
	United Energy Group Ltd.	9,246,000	385
	SUNeVision Holdings Ltd.	766,000	383
	Huabao International Holdings Ltd.	1,133,071	341
	Nexteer Automotive Group Ltd.	931,211	340
	K Wah International Holdings Ltd.	1,411,843	327
	Sunlight REIT	1,344,089	323
	Theme International Holdings Ltd.	6,320,000	316
	Giordano International Ltd.	1,374,590	302
*,2	CARsgen Therapeutics Holdings Ltd.	448,500	295
	Kerry Logistics Network Ltd.	310,111	291
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	277,000	290
	Prosperity REIT	1,719,661	287
	Chow Sang Sang Holdings International Ltd.	294,922	243
	SmarTone Telecommunications Holdings Ltd.	434,735	237
	Truly International Holdings Ltd.	1,625,603	221
	Far East Consortium International Ltd.	1,367,942	204
	CITIC Resources Holdings Ltd.	3,672,000	198
	Texhong International Group Ltd.	330,500	179
	LK Technology Holdings Ltd.	447,841	172
*	Shun Tak Holdings Ltd.	1,809,370	156
*,2	IMAX China Holding Inc.	146,975	156
*	C-Mer Medical Holdings Ltd.	520,000	153
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,248,301	152
*	Television Broadcasts Ltd.	347,747	145
	Asia Cement China Holdings Corp.	451,000	138
	Singamas Container Holdings Ltd.	1,511,323	134
*	Powerlong Real Estate Holdings Ltd.	1,687,000	130
*,2	Fosun Tourism Group	236,600	110
41

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sa Sa International Holdings Ltd.	1,138,953	100
*	Hong Kong Technology Venture Co. Ltd.	509,105	95
*	OCI International Holdings Ltd.	717,728	46
*	Apollo Future Mobility Group Ltd.	172,324	12
*	Renze Harvest International Ltd.	380,993	6
*,3	Convoy Inc.	10,860,141	—
			510,210
Japan (59.3%)
	Toyota Motor Corp.	14,507,474	249,969
	Mitsubishi UFJ Financial Group Inc.	13,849,172	145,974
	Hitachi Ltd.	5,420,840	136,198
	Sony Group Corp.	7,340,450	129,174
	Keyence Corp.	238,166	107,511
	Recruit Holdings Co. Ltd.	1,640,966	100,202
	Sumitomo Mitsui Financial Group Inc.	4,557,664	96,689
	Mitsubishi Corp.	4,898,063	89,605
	Shin-Etsu Chemical Co. Ltd.	2,330,750	85,408
	Tokio Marine Holdings Inc.	2,325,072	83,740
	ITOCHU Corp.	1,656,192	81,928
	Tokyo Electron Ltd.	537,352	79,073
	Daiichi Sankyo Co. Ltd.	2,298,947	74,827
	Mitsui & Co. Ltd.	3,579,814	72,984
	SoftBank Group Corp.	1,198,170	71,433
	Fast Retailing Co. Ltd.	220,860	70,614
	Nintendo Co. Ltd.	1,273,650	67,278
	Mizuho Financial Group Inc.	3,103,337	64,459
	Honda Motor Co. Ltd.	5,836,558	58,699
	Hoya Corp.	428,946	57,390
	KDDI Corp.	1,832,466	57,135
	Takeda Pharmaceutical Co. Ltd.	1,894,324	52,854
	Advantest Corp.	903,696	52,324
	Mitsubishi Heavy Industries Ltd.	3,604,590	50,886
	Softbank Corp.	33,411,770	42,062
	Mitsubishi Electric Corp.	2,357,514	41,475
	Japan Tobacco Inc.	1,447,769	40,418
	Seven & i Holdings Co. Ltd.	2,791,547	40,198
	Daikin Industries Ltd.	324,473	38,955
	Fujitsu Ltd.	1,987,520	38,212
	Chugai Pharmaceutical Co. Ltd.	795,638	37,858
	Canon Inc.	1,122,211	36,500
	MS&AD Insurance Group Holdings Inc.	1,632,704	36,114
	Murata Manufacturing Co. Ltd.	2,058,837	35,970
	Denso Corp.	2,498,012	35,480
	Otsuka Holdings Co. Ltd.	587,321	35,480
	FUJIFILM Holdings Corp.	1,409,961	33,541
	Terumo Corp.	1,746,164	33,256
	Nippon Telegraph & Telephone Corp.	34,303,150	33,097
	Oriental Land Co. Ltd.	1,318,487	31,864
	FANUC Corp.	1,159,040	30,751
	Disco Corp.	102,213	29,083
	Marubeni Corp.	1,940,943	29,016
	SMC Corp.	67,729	28,754
	Komatsu Ltd.	1,107,337	28,664
	ORIX Corp.	1,338,411	28,200
	Mitsui Fudosan Co. Ltd.	3,276,180	27,953
	Dai-ichi Life Holdings Inc.	1,105,295	27,555
	NEC Corp.	313,859	26,706
	East Japan Railway Co.	1,321,935	26,551
	Sumitomo Corp.	1,249,701	26,364
	TDK Corp.	2,202,205	25,888
	Astellas Pharma Inc.	2,196,501	25,717
	Nidec Corp.	1,265,432	25,208
	Renesas Electronics Corp.	1,855,463	24,860
	Kao Corp.	555,225	24,472
	Bridgestone Corp.	685,928	24,443
	Sompo Holdings Inc.	1,120,460	24,022
	Olympus Corp.	1,331,320	23,434
	Central Japan Railway Co.	1,109,960	22,986
	Ajinomoto Co. Inc.	589,134	22,632
42

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Suzuki Motor Corp.	2,200,288	21,834
	Japan Post Holdings Co. Ltd.	2,352,921	21,708
	Daiwa House Industry Co. Ltd.	723,070	21,568
	Aeon Co. Ltd.	870,238	21,324
	Panasonic Holdings Corp.	2,500,935	20,583
	Nippon Steel Corp.	1,011,516	20,240
	Asahi Group Holdings Ltd.	1,666,562	20,008
	Mitsubishi Estate Co. Ltd.	1,318,559	19,499
	Sumitomo Mitsui Trust Holdings Inc.	856,072	18,774
	ENEOS Holdings Inc.	3,565,159	17,985
	Nippon Yusen KK	536,677	17,968
	Resona Holdings Inc.	2,685,813	17,720
	Nomura Holdings Inc.	3,430,614	17,592
	Secom Co. Ltd.	492,994	17,532
	Sekisui House Ltd.	663,725	16,030
	Japan Post Bank Co. Ltd.	1,762,614	15,743
	Sumitomo Realty & Development Co. Ltd.	516,520	15,322
	Kubota Corp.	1,194,605	15,264
	Nomura Research Institute Ltd.	509,839	15,251
	Unicharm Corp.	470,334	15,166
	Japan Exchange Group Inc.	1,276,568	14,963
	Bandai Namco Holdings Inc.	707,729	14,838
	Kyocera Corp.	1,457,168	14,778
	Lasertec Corp.	105,046	14,254
	Kansai Electric Power Co. Inc.	885,316	14,198
	Sumitomo Electric Industries Ltd.	917,103	14,107
	Asics Corp.	806,020	14,079
	Kirin Holdings Co. Ltd.	955,701	14,070
	Nitto Denko Corp.	854,235	14,055
	Mitsui OSK Lines Ltd.	411,795	14,020
	Toyota Tsusho Corp.	814,721	13,849
	Shimano Inc.	92,633	13,609
	Toyota Industries Corp.	194,972	13,516
	Inpex Corp.	1,024,632	13,507
	Obic Co. Ltd.	402,940	13,167
	Subaru Corp.	728,448	13,010
	Kikkoman Corp.	1,103,095	12,942
	Sysmex Corp.	689,433	12,791
	Shionogi & Co. Ltd.	868,521	12,405
	NTT Data Group Corp.	767,357	12,140
	Pan Pacific International Holdings Corp.	487,708	12,099
	Fujikura Ltd.	323,322	11,883
	Nitori Holdings Co. Ltd.	91,137	11,607
	Eisai Co. Ltd.	324,534	10,995
	Konami Group Corp.	116,406	10,670
	Daiwa Securities Group Inc.	1,628,276	10,653
	Tokyo Gas Co. Ltd.	425,234	10,492
	Asahi Kasei Corp.	1,508,116	10,404
	Shiseido Co. Ltd.	473,638	10,223
*	Rakuten Group Inc.	1,696,365	10,125
	Toray Industries Inc.	1,849,978	10,060
	Idemitsu Kosan Co. Ltd.	1,473,610	10,046
	Obayashi Corp.	818,629	10,036
	West Japan Railway Co.	553,614	9,840
	TOPPAN Holdings Inc.	332,672	9,731
	T&D Holdings Inc.	607,355	9,695
	Shimadzu Corp.	327,440	9,659
	Osaka Gas Co. Ltd.	449,265	9,627
	Makita Corp.	293,915	9,597
	Yamaha Motor Co. Ltd.	1,083,732	9,473
	Dentsu Group Inc.	306,573	9,463
	Kajima Corp.	545,842	9,402
	Chubu Electric Power Co. Inc.	802,502	9,225
	Dai Nippon Printing Co. Ltd.	531,160	9,219
	Nippon Paint Holdings Co. Ltd.	1,192,249	9,125
	Isuzu Motors Ltd.	699,354	9,044
	Yaskawa Electric Corp.	314,220	9,005
	Nexon Co. Ltd.	512,314	8,879
	Omron Corp.	221,289	8,737
	LY Corp.	3,192,188	8,708
43

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	JFE Holdings Inc.	720,704	8,677
	Minebea Mitsumi Inc.	492,599	8,672
	Taisei Corp.	202,690	8,536
	Capcom Co. Ltd.	430,272	8,514
	Mitsubishi Chemical Group Corp.	1,565,846	8,449
	Ebara Corp.	561,250	8,435
	Trend Micro Inc.	159,122	8,326
	IHI Corp.	155,665	8,287
	Sumitomo Metal Mining Co. Ltd.	288,763	7,984
	Nippon Building Fund Inc.	9,295	7,973
	Daito Trust Construction Co. Ltd.	70,622	7,804
	Fuji Electric Co. Ltd.	152,600	7,772
	Yakult Honsha Co. Ltd.	357,060	7,759
	Nippon Sanso Holdings Corp.	221,832	7,700
	Ricoh Co. Ltd.	682,504	7,393
	Tokyu Corp.	592,901	7,310
*	Tokyo Electric Power Co. Holdings Inc.	1,797,807	7,260
	MEIJI Holdings Co. Ltd.	311,198	7,259
	SBI Holdings Inc.	329,872	7,244
	Hankyu Hanshin Holdings Inc.	266,335	7,242
	Mitsubishi HC Capital Inc. (XTKS)	1,037,129	6,945
	Kawasaki Heavy Industries Ltd.	177,955	6,814
	Sekisui Chemical Co. Ltd.	479,860	6,772
	TIS Inc.	270,475	6,745
	Kawasaki Kisen Kaisha Ltd.	486,226	6,717
	Nissin Foods Holdings Co. Ltd.	247,375	6,661
	AGC Inc.	215,924	6,617
	Sumitomo Forestry Co. Ltd.	171,286	6,599
	Concordia Financial Group Ltd.	1,322,333	6,550
	Ono Pharmaceutical Co. Ltd.	521,001	6,507
	Daifuku Co. Ltd.	345,092	6,487
	Toyo Suisan Kaisha Ltd.	110,375	6,484
	Yokogawa Electric Corp.	288,864	6,405
	SCREEN Holdings Co. Ltd.	99,034	6,322
	Isetan Mitsukoshi Holdings Ltd.	419,313	6,239
	Niterra Co. Ltd.	215,087	6,096
	Hikari Tsushin Inc.	29,995	6,054
	MatsukiyoCocokara & Co.	440,147	5,992
	Chiba Bank Ltd.	820,366	5,987
	Sanwa Holdings Corp.	234,574	5,943
	Japan Real Estate Investment Corp.	1,625	5,911
	Sanrio Co. Ltd.	216,728	5,880
	Aisin Corp.	556,956	5,791
	Seiko Epson Corp.	315,813	5,740
	Kyushu Electric Power Co. Inc.	511,978	5,734
	Tohoku Electric Power Co. Inc.	575,840	5,648
	Nissan Motor Co. Ltd.	2,119,430	5,646
	Otsuka Corp.	251,248	5,639
	Seibu Holdings Inc.	252,204	5,631
	Brother Industries Ltd.	284,957	5,550
	MISUMI Group Inc.	335,611	5,462
	Zensho Holdings Co. Ltd.	108,170	5,427
	Rohto Pharmaceutical Co. Ltd.	238,194	5,356
	BayCurrent Inc.	164,370	5,342
	Sojitz Corp.	259,953	5,313
	M3 Inc.	515,288	5,296
	Suntory Beverage & Food Ltd.	153,814	5,189
	Nissan Chemical Corp.	153,242	5,176
	Nomura Real Estate Master Fund Inc.	5,479	5,172
	Resonac Holdings Corp.	216,566	5,151
	Kintetsu Group Holdings Co. Ltd.	220,954	5,135
	SG Holdings Co. Ltd.	508,800	5,102
	Japan Metropolitan Fund Investment	8,291	5,089
	Kyoto Financial Group Inc.	345,540	5,071
	Kuraray Co. Ltd.	372,067	5,042
	Toho Co. Ltd.	131,999	5,041
	Kurita Water Industries Ltd.	132,964	4,987
	GLP J-Reit	5,664	4,980
	Sumitomo Chemical Co. Ltd.	1,854,630	4,951
	Kyowa Kirin Co. Ltd.	298,302	4,917
44

Pacific Stock Index Fund
	Shares	Market Value• ($000)
TOTO Ltd.	176,066	4,912
Mazda Motor Corp.	692,532	4,896
Nippon Prologis REIT Inc.	2,995	4,819
Hoshizaki Corp.	145,912	4,796
Azbil Corp.	605,584	4,709
Ryohin Keikaku Co. Ltd.	287,600	4,707
Mitsui Chemicals Inc.	205,888	4,704
Hulic Co. Ltd.	504,441	4,671
Kyushu Railway Co.	176,770	4,651
KDX Realty Investment Corp.	4,880	4,642
Tokyu Fudosan Holdings Corp.	736,919	4,599
Nikon Corp.	371,004	4,596
McDonald's Holdings Co. Japan Ltd.	105,400	4,467
Fukuoka Financial Group Inc.	195,226	4,453
NIPPON EXPRESS HOLDINGS Inc.	90,051	4,440
Fuji Soft Inc.	72,406	4,433
Keisei Electric Railway Co. Ltd.	167,852	4,367
Rohm Co. Ltd.	393,576	4,339
Shizuoka Financial Group Inc.	541,399	4,320
Kobe Steel Ltd.	400,106	4,312
MonotaRO Co. Ltd.	284,616	4,294
NOF Corp.	264,116	4,291
Mebuki Financial Group Inc.	1,144,570	4,281
ZOZO Inc.	131,268	4,256
Tosoh Corp.	341,073	4,238
Shimizu Corp.	638,648	4,231
Santen Pharmaceutical Co. Ltd.	353,507	4,228
Kobe Bussan Co. Ltd.	171,900	4,217
Hirose Electric Co. Ltd.	35,411	4,214
Skylark Holdings Co. Ltd.	271,567	4,206
NH Foods Ltd.	120,860	4,187
Daiwa House REIT Investment Corp.	2,740	4,173
Credit Saison Co. Ltd.	183,925	4,137
USS Co. Ltd.	493,714	4,135
Ibiden Co. Ltd.	130,179	4,135
Hamamatsu Photonics KK	310,878	4,111
Socionext Inc.	218,400	4,066
Odakyu Electric Railway Co. Ltd.	383,656	4,025
Oji Holdings Corp.	1,067,209	3,969
Tobu Railway Co. Ltd.	243,799	3,945
Tokyo Tatemono Co. Ltd.	239,639	3,913
SUMCO Corp.	407,552	3,897
Mitsubishi Gas Chemical Co. Inc.	221,390	3,848
Amada Co. Ltd.	390,069	3,844
Invincible Investment Corp.	9,405	3,831
Yamaha Corp.	471,183	3,805
Asahi Intecc Co. Ltd.	236,752	3,794
Oracle Corp. Japan	39,617	3,790
Japan Post Insurance Co. Ltd.	229,676	3,785
Medipal Holdings Corp.	238,551	3,780
ANA Holdings Inc.	190,501	3,752
Haseko Corp.	308,091	3,724
NGK Insulators Ltd.	301,905	3,719
Cosmo Energy Holdings Co. Ltd.	75,309	3,717
Square Enix Holdings Co. Ltd.	95,154	3,716
Nisshin Seifun Group Inc.	317,605	3,708
Lixil Corp.	315,602	3,705
Sapporo Holdings Ltd.	76,808	3,687
Persol Holdings Co. Ltd.	2,152,610	3,615
Sega Sammy Holdings Inc.	191,867	3,611
Yamato Holdings Co. Ltd.	329,100	3,490
Nichirei Corp.	124,201	3,471
Open House Group Co. Ltd.	93,824	3,458
Marui Group Co. Ltd.	219,158	3,441
Electric Power Development Co. Ltd.	203,008	3,393
Sohgo Security Services Co. Ltd.	483,245	3,360
Orix JREIT Inc.	3,248	3,353
CyberAgent Inc.	511,812	3,341
Advance Residence Investment Corp.	1,645	3,306
Fujitec Co. Ltd.	91,340	3,287
45

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	SCSK Corp.	175,915	3,283
	United Urban Investment Corp.	3,636	3,261
	Yokohama Rubber Co. Ltd.	158,812	3,255
	Iwatani Corp.	247,244	3,223
	Nomura Real Estate Holdings Inc.	130,920	3,223
	Lion Corp.	289,221	3,191
	Koito Manufacturing Co. Ltd.	245,542	3,179
	Yamazaki Baking Co. Ltd.	156,341	3,175
	Iyogin Holdings Inc.	329,525	3,128
	Keio Corp.	139,325	3,116
	Tokyo Ohka Kogyo Co. Ltd.	134,848	3,103
	Kinden Corp.	148,921	3,087
	Kansai Paint Co. Ltd.	188,586	3,071
	Tokyo Century Corp.	301,132	3,064
	Kewpie Corp.	128,774	3,045
	Japan Airport Terminal Co. Ltd.	82,583	3,025
	Suzuken Co. Ltd.	92,393	3,021
	Sumitomo Heavy Industries Ltd.	135,003	3,008
	Taiheiyo Cement Corp.	137,436	2,994
	J Front Retailing Co. Ltd.	280,038	2,974
	GMO Payment Gateway Inc.	49,092	2,940
	Aozora Bank Ltd.	169,521	2,923
	DMG Mori Co. Ltd.	152,424	2,906
	Horiba Ltd.	47,220	2,903
	Dexerials Corp.	188,640	2,880
	Japan Hotel REIT Investment Corp.	6,221	2,868
	Hachijuni Bank Ltd.	521,006	2,859
*	Shinko Electric Industries Co. Ltd.	79,893	2,857
	Tomy Co. Ltd.	107,486	2,837
	Japan Airlines Co. Ltd.	176,641	2,833
	Toyo Seikan Group Holdings Ltd.	189,431	2,828
	COMSYS Holdings Corp.	133,691	2,805
	Air Water Inc.	221,269	2,783
	Tsuruha Holdings Inc.	49,731	2,782
	Hitachi Construction Machinery Co. Ltd.	127,637	2,769
	Miura Co. Ltd.	118,143	2,759
	Shimamura Co. Ltd.	53,402	2,749
	Alfresa Holdings Corp.	189,900	2,740
	Ulvac Inc.	58,475	2,734
	BIPROGY Inc.	86,499	2,730
	Maruwa Co. Ltd.	9,862	2,721
	Rinnai Corp.	123,708	2,710
	Nihon Kohden Corp.	180,802	2,695
	Kobayashi Pharmaceutical Co. Ltd.	71,614	2,667
	Chugoku Electric Power Co. Inc.	365,367	2,659
	Toho Gas Co. Ltd.	106,182	2,655
	Sankyo Co. Ltd.	199,190	2,646
	Food & Life Cos. Ltd.	134,168	2,646
	Kokusai Electric Corp.	145,000	2,644
	Nagoya Railroad Co. Ltd.	237,250	2,630
	Taiyo Yuden Co. Ltd.	148,681	2,600
	Japan Steel Works Ltd.	76,381	2,591
	Tsumura & Co.	78,965	2,581
	Mitsubishi Logistics Corp.	382,500	2,564
	Takashimaya Co. Ltd.	321,514	2,546
	Daicel Corp.	288,279	2,544
	Internet Initiative Japan Inc.	131,292	2,521
	Nagase & Co. Ltd.	119,685	2,484
	Mitsubishi Materials Corp.	150,568	2,470
	Seino Holdings Co. Ltd.	152,510	2,460
	Tokyo Seimitsu Co. Ltd.	45,721	2,460
	Hirogin Holdings Inc.	333,726	2,438
	Japan Prime Realty Investment Corp.	1,106	2,430
[1]	Sekisui House REIT Inc.	5,091	2,421
	Iida Group Holdings Co. Ltd.	166,838	2,419
	THK Co. Ltd.	146,399	2,417
	Gunma Bank Ltd.	425,972	2,399
	Kadokawa Corp.	108,988	2,372
	Keikyu Corp.	301,404	2,360
	EXEO Group Inc.	230,568	2,360
46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Alps Alpine Co. Ltd.	239,320	2,352
	Nichias Corp.	65,639	2,351
	NSK Ltd.	514,510	2,346
	TechnoPro Holdings Inc.	129,923	2,319
	Yamaguchi Financial Group Inc.	236,704	2,318
	Takasago Thermal Engineering Co. Ltd.	71,998	2,309
	NET One Systems Co. Ltd.	94,712	2,299
	Nippon Accommodations Fund Inc.	573	2,295
	Kamigumi Co. Ltd.	109,485	2,285
	Kose Corp.	41,566	2,284
	Stanley Electric Co. Ltd.	132,949	2,274
	Nifco Inc.	97,810	2,272
	Hakuhodo DY Holdings Inc.	286,643	2,272
	Sumitomo Rubber Industries Ltd.	220,845	2,263
	Keihan Holdings Co. Ltd.	120,743	2,254
	77 Bank Ltd.	87,370	2,249
	Mitsubishi Motors Corp.	756,791	2,248
	NHK Spring Co. Ltd.	183,641	2,248
	Amano Corp.	77,880	2,246
	Konica Minolta Inc.	536,541	2,240
	Goldwin Inc.	42,832	2,221
	Hisamitsu Pharmaceutical Co. Inc.	75,503	2,220
	JGC Holdings Corp.	258,114	2,215
	Kagome Co. Ltd.	111,334	2,205
	Zenkoku Hosho Co. Ltd.	60,965	2,203
	Nabtesco Corp.	135,721	2,200
	Coca-Cola Bottlers Japan Holdings Inc.	170,699	2,186
	LaSalle Logiport REIT	2,271	2,161
	Mitsui Mining & Smelting Co. Ltd.	67,645	2,149
	DIC Corp.	98,219	2,138
	Sankyu Inc.	61,468	2,135
	ADEKA Corp.	118,238	2,133
	Industrial & Infrastructure Fund Investment Corp.	2,822	2,131
*	Rakuten Bank Ltd.	104,900	2,127
	Kyudenko Corp.	58,818	2,112
	Nankai Electric Railway Co. Ltd.	132,190	2,078
	Kakaku.com Inc.	134,769	2,069
	Cosmos Pharmaceutical Corp.	42,652	2,050
	Nippon Electric Glass Co. Ltd.	89,864	2,045
*	PeptiDream Inc.	110,730	2,033
*	Mercari Inc.	144,823	2,026
	Kyushu Financial Group Inc.	447,191	2,025
	Morinaga Milk Industry Co. Ltd.	87,026	2,024
	Nissui Corp.	332,875	2,022
	Sumitomo Bakelite Co. Ltd.	77,000	2,011
	Teijin Ltd.	223,406	2,000
	Yamada Holdings Co. Ltd.	691,573	1,986
	Bic Camera Inc.	177,693	1,978
	Sundrug Co. Ltd.	79,493	1,966
[1]	Toho Holdings Co. Ltd.	65,960	1,963
	UBE Corp.	118,300	1,946
	Park24 Co. Ltd.	155,612	1,934
	NS Solutions Corp.	76,396	1,933
	Jeol Ltd.	52,024	1,930
	SHO-BOND Holdings Co. Ltd.	54,586	1,920
	Macnica Holdings Inc.	168,177	1,918
	Calbee Inc.	85,750	1,917
	Japan Logistics Fund Inc.	1,066	1,910
	Daiwabo Holdings Co. Ltd.	105,880	1,906
	Yamato Kogyo Co. Ltd.	39,854	1,904
	Yaoko Co. Ltd.	31,301	1,903
	Sawai Group Holdings Co. Ltd.	141,744	1,899
	Chugin Financial Group Inc.	198,201	1,883
	Kokuyo Co. Ltd.	116,907	1,881
	ABC-Mart Inc.	95,898	1,879
	Sugi Holdings Co. Ltd.	109,693	1,873
	House Foods Group Inc.	96,054	1,872
	GS Yuasa Corp.	105,538	1,867
	Dowa Holdings Co. Ltd.	54,729	1,859
	Mitsui Fudosan Logistics Park Inc.	2,788	1,856
47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Furukawa Electric Co. Ltd.	75,073	1,846
	Ezaki Glico Co. Ltd.	62,258	1,834
	AEON REIT Investment Corp.	2,195	1,834
	JTEKT Corp.	271,610	1,832
	Koei Tecmo Holdings Co. Ltd.	174,686	1,828
	Kandenko Co. Ltd.	124,514	1,822
	Nishi-Nippon Financial Holdings Inc.	168,642	1,816
	Toda Corp.	299,520	1,813
	NSD Co. Ltd.	83,452	1,802
	Nippon Gas Co. Ltd.	131,851	1,802
	Casio Computer Co. Ltd.	247,060	1,801
	INFRONEER Holdings Inc.	238,595	1,794
	Toyo Tire Corp.	126,230	1,791
	Nikkon Holdings Co. Ltd.	138,306	1,771
	Activia Properties Inc.	830	1,770
	K's Holdings Corp.	184,960	1,769
*	Money Forward Inc.	54,201	1,768
	Morinaga & Co. Ltd.	92,520	1,731
	NEC Networks & System Integration Corp.	81,585	1,724
	NOK Corp.	119,129	1,708
	Mabuchi Motor Co. Ltd.	118,922	1,702
	Frontier Real Estate Investment Corp.	632	1,678
	Rorze Corp.	114,860	1,674
	Canon Marketing Japan Inc.	55,389	1,664
	Comforia Residential REIT Inc.	849	1,664
	Shikoku Electric Power Co. Inc.	185,725	1,662
	Fuyo General Lease Co. Ltd.	23,411	1,657
[1]	Hokuetsu Corp.	164,356	1,639
	Nippon Shinyaku Co. Ltd.	61,060	1,638
	Daido Steel Co. Ltd.	210,625	1,631
	Seven Bank Ltd.	772,072	1,630
	Nippon Shokubai Co. Ltd.	144,808	1,629
	Rengo Co. Ltd.	267,126	1,618
	Mori Hills REIT Investment Corp.	1,942	1,616
	Yoshinoya Holdings Co. Ltd.	78,702	1,603
	Takara Holdings Inc.	201,779	1,586
	Inaba Denki Sangyo Co. Ltd.	62,860	1,577
	Zeon Corp.	169,314	1,576
	MEITEC Group Holdings Inc.	82,043	1,572
	Daishi Hokuetsu Financial Group Inc.	98,496	1,564
	OBIC Business Consultants Co. Ltd.	35,306	1,561
	Relo Group Inc.	128,016	1,557
	Rakus Co. Ltd.	114,801	1,535
	Wacoal Holdings Corp.	49,167	1,531
	Nippon Kayaku Co. Ltd.	193,418	1,530
	Maruichi Steel Tube Ltd.	70,927	1,528
*	Sharp Corp.	250,615	1,526
	Nitto Boseki Co. Ltd.	31,769	1,522
	Hanwa Co. Ltd.	45,829	1,518
	Suruga Bank Ltd.	212,683	1,515
	H2O Retailing Corp.	113,112	1,514
	Aeon Mall Co. Ltd.	114,101	1,511
	Kanematsu Corp.	99,114	1,509
	Tokuyama Corp.	86,182	1,509
*	Visional Inc.	28,163	1,507
	Kotobuki Spirits Co. Ltd.	111,165	1,501
	Welcia Holdings Co. Ltd.	120,264	1,501
	Ito En Ltd.	68,434	1,500
	Fuji Corp.	100,936	1,485
	Citizen Watch Co. Ltd.	249,081	1,481
	Sotetsu Holdings Inc.	94,138	1,477
	Denka Co. Ltd.	104,371	1,475
	Resorttrust Inc.	80,994	1,472
	Organo Corp.	31,372	1,466
	Ushio Inc.	106,437	1,465
	Nihon M&A Center Holdings Inc.	338,424	1,465
	Daiwa Securities Living Investments Corp.	2,429	1,461
	Ship Healthcare Holdings Inc.	95,610	1,454
	Mirait One Corp.	101,638	1,446
	Kaneka Corp.	58,630	1,437
48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nakanishi Inc.	84,434	1,436
	San-In Godo Bank Ltd.	177,898	1,428
	Hokuhoku Financial Group Inc.	136,505	1,427
*	Sansan Inc.	97,285	1,415
	Round One Corp.	222,903	1,411
	Hokuriku Electric Power Co.	202,842	1,407
	Workman Co. Ltd.	55,081	1,406
	Pigeon Corp.	128,995	1,399
	JVCKenwood Corp.	177,775	1,398
	DCM Holdings Co. Ltd.	148,962	1,394
	Pilot Corp.	44,684	1,389
	Toei Animation Co. Ltd.	60,750	1,380
	Hokkaido Electric Power Co. Inc.	214,070	1,377
	Aica Kogyo Co. Ltd.	63,555	1,375
	Mitsubishi Estate Logistics REIT Investment Corp.	589	1,374
	Tsubakimoto Chain Co.	108,732	1,369
	Hitachi Zosen Corp.	199,834	1,366
	Japan Elevator Service Holdings Co. Ltd.	70,900	1,358
	Hazama Ando Corp.	182,559	1,348
*	SHIFT Inc.	13,400	1,347
	Osaka Soda Co. Ltd.	128,095	1,345
	Tokai Carbon Co. Ltd.	238,086	1,344
	Japan Petroleum Exploration Co. Ltd.	177,685	1,336
	Nishi-Nippon Railroad Co. Ltd.	92,447	1,335
	As One Corp.	71,168	1,331
	Toyoda Gosei Co. Ltd.	78,159	1,328
[1]	Toridoll Holdings Corp.	51,600	1,326
	Hulic REIT Inc.	1,528	1,323
	Descente Ltd.	46,688	1,322
	Daiwa Office Investment Corp.	668	1,319
	Meidensha Corp.	49,915	1,310
	Nipro Corp.	141,848	1,309
	DeNA Co. Ltd.	106,635	1,306
	Penta-Ocean Construction Co. Ltd.	312,675	1,299
	Seria Co. Ltd.	62,057	1,296
	Duskin Co. Ltd.	48,195	1,277
	Sangetsu Corp.	69,705	1,276
	Senko Group Holdings Co. Ltd.	135,510	1,274
	Toei Co. Ltd.	39,740	1,273
	Topcon Corp.	124,014	1,259
	Takeuchi Manufacturing Co. Ltd.	40,341	1,257
	Mori Trust REIT Inc.	3,112	1,257
	Anritsu Corp.	164,753	1,241
	CKD Corp.	73,645	1,240
[1]	NTT UD REIT Investment Corp.	1,730	1,240
	Exedy Corp.	44,763	1,231
	Japan Securities Finance Co. Ltd.	93,881	1,225
	Daiseki Co. Ltd.	47,684	1,217
	Lintec Corp.	58,667	1,217
	Okumura Corp.	43,285	1,215
	GungHo Online Entertainment Inc.	54,334	1,210
	Inabata & Co. Ltd.	56,798	1,208
	OKUMA Corp.	59,480	1,202
	GMO internet group Inc.	69,412	1,200
	Kusuri no Aoki Holdings Co. Ltd.	57,678	1,200
	Yodogawa Steel Works Ltd.	33,870	1,197
	Daiichikosho Co. Ltd.	95,714	1,196
	Mizuno Corp.	22,515	1,195
	Mizuho Leasing Co. Ltd.	182,130	1,192
	Toagosei Co. Ltd.	116,414	1,188
	Mitsui-Soko Holdings Co. Ltd.	25,500	1,184
	Japan Excellent Inc.	1,530	1,183
	SWCC Corp.	33,699	1,182
	Modec Inc.	54,209	1,180
	Fuji Oil Holdings Inc.	54,490	1,173
	Tokyu REIT Inc.	1,153	1,170
	Riken Keiki Co. Ltd.	41,040	1,163
	OSG Corp.	97,697	1,153
	Towa Corp.	89,214	1,142
	DTS Corp.	43,712	1,132
49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	AEON Financial Service Co. Ltd.	138,531	1,115
	Nojima Corp.	79,500	1,115
	NIPPON REIT Investment Corp.	536	1,109
	Nishimatsu Construction Co. Ltd.	33,021	1,108
	Saizeriya Co. Ltd.	29,981	1,107
	Ain Holdings Inc.	33,507	1,107
	Taiyo Holdings Co. Ltd.	41,940	1,107
	UACJ Corp.	33,569	1,105
	Toyota Boshoku Corp.	82,426	1,100
	EDION Corp.	94,757	1,097
	Financial Partners Group Co. Ltd.	71,218	1,094
	Taikisha Ltd.	34,167	1,087
	TS Tech Co. Ltd.	95,922	1,085
[1]	Hoshino Resorts REIT Inc.	714	1,084
	Paramount Bed Holdings Co. Ltd.	62,322	1,077
	ARE Holdings Inc.	87,916	1,076
	Acom Co. Ltd.	457,026	1,074
	H.U. Group Holdings Inc.	62,442	1,074
	Harmonic Drive Systems Inc.	59,120	1,074
	Juroku Financial Group Inc.	40,237	1,074
	Kissei Pharmaceutical Co. Ltd.	43,952	1,073
	Tamron Co. Ltd.	38,054	1,071
	Okamura Corp.	84,923	1,067
	Fujimi Inc.	68,630	1,056
	Kureha Corp.	57,078	1,054
	JMDC Inc.	37,500	1,045
	Nippon Soda Co. Ltd.	61,944	1,032
	Sumitomo Warehouse Co. Ltd.	58,936	1,031
*	Appier Group Inc.	96,100	1,031
	SKY Perfect JSAT Holdings Inc.	179,630	1,026
	PALTAC Corp.	37,852	1,021
	Shiga Bank Ltd.	47,364	1,017
	Heiwa Real Estate REIT Inc.	1,268	1,013
	Sumitomo Osaka Cement Co. Ltd.	41,026	1,011
	Sinfonia Technology Co. Ltd.	29,778	1,006
	Monex Group Inc.	214,318	1,006
	Micronics Japan Co. Ltd.	40,347	1,005
	Nisshinbo Holdings Inc.	158,311	1,005
	Izumi Co. Ltd.	47,515	1,003
	PAL GROUP Holdings Co. Ltd.	49,804	1,002
	Hyakugo Bank Ltd.	275,638	992
	Kaken Pharmaceutical Co. Ltd.	38,539	985
	Glory Ltd.	60,343	979
	Kyoritsu Maintenance Co. Ltd.	60,976	979
	Daihen Corp.	23,607	979
	Toyo Ink SC Holdings Co. Ltd.	40,822	978
	Dentsu Soken Inc.	27,292	971
	Seiko Group Corp.	38,393	968
	Simplex Holdings Inc.	59,700	968
	Leopalace21 Corp.	267,576	966
	Meiko Electronics Co. Ltd.	24,718	966
	Arcs Co. Ltd.	58,041	963
	Sanken Electric Co. Ltd.	24,496	963
	FP Corp.	54,786	960
	Create Restaurants Holdings Inc.	120,076	957
	Seiren Co. Ltd.	56,682	954
	Nihon Parkerizing Co. Ltd.	113,051	953
	Tokyo Steel Manufacturing Co. Ltd.	95,249	947
	SAMTY HOLDINGS Co. Ltd.	44,000	946
	Colowide Co. Ltd.	85,037	942
	Shoei Co. Ltd.	61,400	942
	TBS Holdings Inc.	38,237	941
	Ferrotec Holdings Corp.	56,341	941
	Kumagai Gumi Co. Ltd.	40,637	940
	Nisshin Oillio Group Ltd.	27,590	938
	Makino Milling Machine Co. Ltd.	24,913	935
	Joyful Honda Co. Ltd.	68,814	931
	Max Co. Ltd.	40,318	930
	Open Up Group Inc.	70,574	930
	C Uyemura & Co. Ltd.	13,300	924
50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Takuma Co. Ltd.	88,252	921
	Digital Garage Inc.	44,048	909
	SBI Sumishin Net Bank Ltd.	51,800	907
	Heiwa Real Estate Co. Ltd.	32,835	902
	Justsystems Corp.	40,242	900
	Okasan Securities Group Inc.	226,556	900
	Sanki Engineering Co. Ltd.	57,098	895
	Megmilk Snow Brand Co. Ltd.	51,606	893
	Kiyo Bank Ltd.	76,100	891
	Star Asia Investment Corp.	2,667	891
	Mani Inc.	74,415	888
	Nippn Corp.	61,563	888
	TKC Corp.	34,164	886
	Pola Orbis Holdings Inc.	90,052	886
	NTN Corp.	536,717	884
	TOKAI Holdings Corp.	143,775	882
	Sakata Seed Corp.	37,850	878
	Hosiden Corp.	58,434	875
	Fukuyama Transporting Co. Ltd.	34,345	873
	Shochiku Co. Ltd.	12,056	872
	Arata Corp.	38,798	871
	Daiei Kankyo Co. Ltd.	42,200	870
	North Pacific Bank Ltd.	334,893	869
	Ryoyo Ryosan Holdings Inc.	51,776	866
[1]	Sakura Internet Inc.	28,600	865
	Tadano Ltd.	135,666	864
	Fuji Seal International Inc.	50,503	858
	Heiwa Corp.	62,556	854
	Maruha Nichiro Corp.	43,432	852
	Aichi Financial Group Inc.	56,943	850
	Fukuoka REIT Corp.	904	843
	Bunka Shutter Co. Ltd.	69,448	836
	Mixi Inc.	45,342	836
	Fujitsu General Ltd.	66,640	831
	Kato Sangyo Co. Ltd.	30,499	826
	Tokai Tokyo Financial Holdings Inc.	268,534	822
	Tokyo Kiraboshi Financial Group Inc.	30,565	822
	Global One Real Estate Investment Corp.	1,274	821
	Sun Corp.	15,688	821
	Mitsui E&S Co. Ltd.	112,357	813
	Nichiha Corp.	35,968	812
	Japan Material Co. Ltd.	68,136	811
*	Hino Motors Ltd.	327,456	804
	Noritake Co. Ltd.	31,680	798
	JAFCO Group Co. Ltd.	59,165	795
	Starts Corp. Inc.	34,360	791
	Chugoku Marine Paints Ltd.	55,136	788
	Jaccs Co. Ltd.	31,584	788
	Fuji Kyuko Co. Ltd.	46,793	785
	Itoham Yonekyu Holdings Inc.	31,127	784
*	Nxera Pharma Co. Ltd.	98,200	784
	San-Ai Obbli Co. Ltd.	64,142	783
	Megachips Corp.	21,917	782
	Nishimatsuya Chain Co. Ltd.	52,880	781
	Kaga Electronics Co. Ltd.	43,036	781
	Ohsho Food Service Corp.	39,750	781
	Monogatari Corp.	33,226	781
	Royal Holdings Co. Ltd.	47,979	780
	Iino Kaiun Kaisha Ltd.	105,895	777
	Mitsubishi Pencil Co. Ltd.	48,092	776
	San-A Co. Ltd.	41,232	772
	Komeri Co. Ltd.	35,670	771
	Raito Kogyo Co. Ltd.	52,688	769
	ARCLANDS Corp.	70,076	766
	Senshu Ikeda Holdings Inc.	344,164	763
	Maruzen Showa Unyu Co. Ltd.	19,738	761
	Tokai Rika Co. Ltd.	53,670	759
	Hokkoku Financial Holdings Inc.	26,584	759
	KOMEDA Holdings Co. Ltd.	40,058	758
	Nippon Light Metal Holdings Co. Ltd.	70,734	756
51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Wacom Co. Ltd.	163,831	755
	Aiful Corp.	357,642	752
	Totetsu Kogyo Co. Ltd.	34,770	749
	Systena Corp.	312,820	743
	Katitas Co. Ltd.	58,600	743
	Okinawa Cellular Telephone Co.	25,956	738
	Ariake Japan Co. Ltd.	21,117	737
	Funai Soken Holdings Inc.	46,156	735
	MCJ Co. Ltd.	78,308	734
*	Sumitomo Pharma Co. Ltd.	211,962	727
	Fukuda Denshi Co. Ltd.	14,442	727
	Musashi Seimitsu Industry Co. Ltd.	56,004	726
	Adastria Co. Ltd.	31,372	725
	Tsurumi Manufacturing Co. Ltd.	25,904	723
	Japan Aviation Electronics Industry Ltd.	38,691	718
	Kasumigaseki Capital Co. Ltd.	7,545	715
	Ichibanya Co. Ltd.	104,120	714
	KYB Corp.	22,727	714
	Riso Kagaku Corp.	30,883	712
	Toyo Construction Co. Ltd.	83,170	712
	Tocalo Co. Ltd.	61,156	711
	Nanto Bank Ltd.	36,121	705
	SMS Co. Ltd.	62,768	704
	Mitsui High-Tec Inc.	132,040	703
	JINS Holdings Inc.	17,230	702
	Trusco Nakayama Corp.	47,418	700
	Dip Corp.	39,706	698
	Valor Holdings Co. Ltd.	50,625	698
	MOS Food Services Inc.	29,486	697
	Yokogawa Bridge Holdings Corp.	38,159	696
	Ai Holdings Corp.	45,636	695
	Autobacs Seven Co. Ltd.	73,514	684
	Hankyu Hanshin REIT Inc.	859	680
	YAMABIKO Corp.	41,747	678
	Sanyo Denki Co. Ltd.	11,659	677
	Toshiba TEC Corp.	29,687	675
	Shibaura Mechatronics Corp.	9,800	675
	Mitsubishi Shokuhin Co. Ltd.	21,135	671
	Menicon Co. Ltd.	60,984	671
	Transcosmos Inc.	30,577	667
	Kitz Corp.	96,588	666
	Maeda Kosen Co. Ltd.	57,000	660
[1]	Kumiai Chemical Industry Co. Ltd.	123,737	659
	Namura Shipbuilding Co. Ltd.	63,900	659
	Dai-Dan Co. Ltd.	33,638	657
	Musashino Bank Ltd.	37,551	655
	Shibaura Machine Co. Ltd.	26,893	655
	Hamakyorex Co. Ltd.	80,116	653
	Mitsuboshi Belting Ltd.	25,401	652
	Advance Logistics Investment Corp.	844	652
	Oki Electric Industry Co. Ltd.	99,610	651
	CRE Logistics REIT Inc.	711	650
	Maxell Ltd.	53,102	648
	Ichigo Inc.	247,443	648
	Gunze Ltd.	18,422	647
	Toyobo Co. Ltd.	101,492	647
	Nippon Paper Industries Co. Ltd.	110,409	645
	Earth Corp.	18,839	644
	Noevir Holdings Co. Ltd.	19,127	644
*	Medley Inc.	26,400	644
	ZERIA Pharmaceutical Co. Ltd.	42,105	643
	Eizo Corp.	43,620	643
	Awa Bank Ltd.	40,223	641
	Kanamoto Co. Ltd.	35,375	639
	Noritsu Koki Co. Ltd.	24,705	639
	Aeon Delight Co. Ltd.	22,414	637
	Kohnan Shoji Co. Ltd.	26,877	637
	Matsui Securities Co. Ltd.	118,023	636
	Yamazen Corp.	73,192	636
	SOSiLA Logistics REIT Inc.	881	636
52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Chudenko Corp.	30,282	635
	FCC Co. Ltd.	40,838	635
	Create SD Holdings Co. Ltd.	32,199	632
	Mochida Pharmaceutical Co. Ltd.	27,580	631
[1]	Ichigo Office REIT Investment Corp.	1,229	631
	Infomart Corp.	267,432	628
	Bank of Nagoya Ltd.	16,018	627
	ASKUL Corp.	49,510	624
[1]	Mirai Corp.	2,379	624
	Eiken Chemical Co. Ltd.	38,456	622
	Toyo Tanso Co. Ltd.	18,035	620
	Tri Chemical Laboratories Inc.	31,100	619
	Hiday Hidaka Corp.	34,349	618
	Hogy Medical Co. Ltd.	20,696	618
	Towa Pharmaceutical Co. Ltd.	30,180	618
	Amvis Holdings Inc.	47,391	615
	JCU Corp.	26,498	611
	Zojirushi Corp.	58,298	610
	Tsuburaya Fields Holdings Inc.	45,542	609
	Central Glass Co. Ltd.	26,516	604
	Sakata INX Corp.	60,106	604
	Konishi Co. Ltd.	70,160	603
	Takara Standard Co. Ltd.	55,481	603
	Kura Sushi Inc.	22,910	602
	Itochu Enex Co. Ltd.	57,488	602
	Yellow Hat Ltd.	36,966	602
	TOMONY Holdings Inc.	232,108	601
	Morita Holdings Corp.	44,916	599
	Premium Group Co. Ltd.	38,500	598
	Fuji Media Holdings Inc.	52,684	596
	Fujimori Kogyo Co. Ltd.	21,130	596
	Token Corp.	8,466	594
	Heiwado Co. Ltd.	40,962	591
	Mitsuuroko Group Holdings Co. Ltd.	52,400	591
	Okamoto Industries Inc.	17,029	590
*	Atom Corp.	131,751	586
	Yuasa Trading Co. Ltd.	19,226	585
	U-Next Holdings Co. Ltd.	18,294	584
*	Fujita Kanko Inc.	9,565	583
	Sinko Industries Ltd.	20,409	583
	Kurabo Industries Ltd.	18,904	581
	en japan Inc.	36,300	578
	Argo Graphics Inc.	16,700	574
	Topre Corp.	49,712	573
	Shibuya Corp.	23,704	571
	Shinmaywa Industries Ltd.	63,829	566
	Nagawa Co. Ltd.	12,700	565
	Mitsubishi Logisnext Co. Ltd.	75,561	562
	Takasago International Corp.	16,533	561
	Furuya Metal Co. Ltd.	21,600	561
	Nissha Co. Ltd.	45,728	560
	Tosei Corp.	35,873	558
	Hioki EE Corp.	10,359	556
	Wakita & Co. Ltd.	53,799	555
	KH Neochem Co. Ltd.	41,037	553
	Shikoku Kasei Holdings Corp.	41,044	552
	Taihei Dengyo Kaisha Ltd.	16,430	552
	Fuso Chemical Co. Ltd.	22,612	551
	Nitto Kogyo Corp.	28,477	550
	Showa Sangyo Co. Ltd.	28,686	544
	Yonex Co. Ltd.	43,428	543
	Hyakujushi Bank Ltd.	32,678	542
	HIS Co. Ltd.	47,248	541
	UT Group Co. Ltd.	31,700	538
	Totech Corp.	31,200	535
	Daio Paper Corp.	94,166	534
[1]	Anycolor Inc.	37,800	534
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,562	532
	Ogaki Kyoritsu Bank Ltd.	44,519	531
	Fuji Co. Ltd.	39,416	529
53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Konoike Transport Co. Ltd.	32,259	528
	Senshu Electric Co. Ltd.	15,862	527
	Union Tool Co.	11,256	526
	Future Corp.	41,032	525
	TPR Co. Ltd.	34,872	525
	Trancom Co. Ltd.	7,772	525
	Nichiden Corp.	25,440	524
	Takara Leben Real Estate Investment Corp.	941	524
	Central Automotive Products Ltd.	17,400	524
	Nitta Corp.	21,611	523
	T Hasegawa Co. Ltd.	24,099	523
	Ricoh Leasing Co. Ltd.	16,137	519
	Raysum Co. Ltd.	13,500	518
	Furuno Electric Co. Ltd.	31,889	514
	Itoki Corp.	53,900	513
	Japan Wool Textile Co. Ltd.	61,900	513
	Tokyotokeiba Co. Ltd.	18,730	510
	PILLAR Corp.	18,200	510
	Toa Corp.	78,872	508
	Nomura Micro Science Co. Ltd.	36,800	508
	Keiyo Bank Ltd.	112,953	506
	Daiichi Jitsugyo Co. Ltd.	31,971	502
	Nippon Densetsu Kogyo Co. Ltd.	41,038	501
	Idec Corp.	30,979	499
	Sumitomo Densetsu Co. Ltd.	15,535	499
	Tokyo Electron Device Ltd.	22,516	498
	Optorun Co. Ltd.	39,900	498
	Prima Meat Packers Ltd.	33,765	497
	Life Corp.	22,810	496
	Kosaido Holdings Co. Ltd.	142,200	496
	Sekisui Jushi Corp.	33,371	495
	Nohmi Bosai Ltd.	25,000	494
	Teikoku Sen-I Co. Ltd.	27,103	494
	Doutor Nichires Holdings Co. Ltd.	33,471	491
	Nishio Holdings Co. Ltd.	20,133	490
	Restar Corp.	28,527	490
	Nichireki Co. Ltd.	31,000	490
	JBCC Holdings Inc.	17,000	490
	Mitani Sekisan Co. Ltd.	11,900	489
	Raksul Inc.	57,900	488
	Nagaileben Co. Ltd.	32,383	486
	Prestige International Inc.	108,506	485
*,1	M&A Research Institute Holdings Inc.	33,365	483
	Pacific Industrial Co. Ltd.	53,792	482
[1]	Ringer Hut Co. Ltd.	32,398	482
	Nissan Shatai Co. Ltd.	71,410	481
	Vital KSK Holdings Inc.	57,342	480
	Japan Lifeline Co. Ltd.	60,808	478
	Star Micronics Co. Ltd.	37,343	478
	Noritz Corp.	41,141	477
	Joshin Denki Co. Ltd.	28,314	476
	Kyorin Pharmaceutical Co. Ltd.	47,987	476
	Shin-Etsu Polymer Co. Ltd.	45,932	475
	IDOM Inc.	68,153	471
	Happinet Corp.	17,534	469
	One REIT Inc.	305	468
	First Bank of Toyama Ltd.	64,671	468
	Elecom Co. Ltd.	49,422	466
	Kisoji Co. Ltd.	30,700	466
	A&D HOLON Holdings Co. Ltd.	32,563	466
	Matsuyafoods Holdings Co. Ltd.	10,463	464
	Torishima Pump Manufacturing Co. Ltd.	25,601	464
	Nichicon Corp.	70,814	463
	Nippon Signal Co. Ltd.	75,521	461
	Lifedrink Co. Inc.	39,844	460
	Marusan Securities Co. Ltd.	75,429	459
	Nomura Co. Ltd.	90,340	458
	Nachi-Fujikoshi Corp.	21,713	456
	Milbon Co. Ltd.	21,514	455
	Oiles Corp.	34,971	455
54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Seiki Co. Ltd.	57,791	452
	T-Gaia Corp.	26,004	452
	Integrated Design & Engineering Holdings Co. Ltd.	15,835	451
	Fukushima Galilei Co. Ltd.	12,448	450
	DyDo Group Holdings Inc.	22,439	450
	WingArc1st Inc.	21,100	449
	Belc Co. Ltd.	10,458	448
	Nikkiso Co. Ltd.	66,720	448
	I'll Inc.	21,900	448
	Torii Pharmaceutical Co. Ltd.	16,542	447
	Mitsui DM Sugar Holdings Co. Ltd.	20,929	446
	Bando Chemical Industries Ltd.	37,403	443
	Nittetsu Mining Co. Ltd.	15,544	442
	Aoyama Trading Co. Ltd.	51,382	441
	Kameda Seika Co. Ltd.	15,138	440
	Meisei Industrial Co. Ltd.	51,784	440
	Sinanen Holdings Co. Ltd.	10,360	440
	AZ-COM Maruwa Holdings Inc.	65,188	440
	United Arrows Ltd.	30,778	438
	Nippon Yakin Kogyo Co. Ltd.	15,931	438
	Orient Corp.	73,474	437
	TechMatrix Corp.	30,000	435
	Plus Alpha Consulting Co. Ltd.	31,089	435
	Shofu Inc.	29,500	435
	TRE Holdings Corp.	36,600	429
	Piolax Inc.	26,988	428
	Sumitomo Mitsui Construction Co. Ltd.	168,532	428
[1]	Change Holdings Inc.	54,400	428
*,1	PKSHA Technology Inc.	18,588	428
	Nextage Co. Ltd.	44,500	427
	Shoei Foods Corp.	14,741	426
	Hibiya Engineering Ltd.	18,795	423
	SIGMAXYZ Holdings Inc.	37,800	423
	Npr Riken Corp.	27,520	423
*	euglena Co. Ltd.	155,008	422
*	RENOVA Inc.	74,400	422
	Transaction Co. Ltd.	26,100	422
	Uchida Yoko Co. Ltd.	9,859	421
	Onward Holdings Co. Ltd.	123,059	420
	Tokai Corp.	29,318	418
	Sumitomo Riko Co. Ltd.	40,933	417
	TSI Holdings Co. Ltd.	71,184	417
	Tachi-S Co. Ltd.	36,071	416
[1]	Toyo Gosei Co. Ltd.	8,900	415
	Iriso Electronics Co. Ltd.	23,307	414
	Koshidaka Holdings Co. Ltd.	52,768	414
	Yamaichi Electronics Co. Ltd.	24,800	414
	Eagle Industry Co. Ltd.	31,176	413
	Japan Pulp & Paper Co. Ltd.	94,490	413
	Nippon Kanzai Holdings Co. Ltd.	23,525	412
	Sun Frontier Fudousan Co. Ltd.	34,404	408
	CTI Engineering Co. Ltd.	13,800	408
	Strike Co. Ltd.	16,730	407
	Yurtec Corp.	42,051	406
	Mandom Corp.	49,027	404
	Valqua Ltd.	18,831	404
	Curves Holdings Co. Ltd.	76,368	404
	BML Inc.	22,003	403
	Sintokogio Ltd.	61,578	403
	Toho Bank Ltd.	235,050	403
	Genky DrugStores Co. Ltd.	19,800	402
	Anicom Holdings Inc.	91,336	402
	RS Technologies Co. Ltd.	15,600	401
	Starzen Co. Ltd.	20,632	400
	Altech Corp.	22,100	400
	S Foods Inc.	21,836	399
	Kanto Denka Kogyo Co. Ltd.	62,387	397
	Cybozu Inc.	28,688	394
	Comture Corp.	26,100	394
	Optex Group Co. Ltd.	36,968	393
55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Daikokutenbussan Co. Ltd.	5,677	393
	Procrea Holdings Inc.	34,010	392
	Tachibana Eletech Co. Ltd.	23,700	391
	Tsugami Corp.	42,262	391
	Tsukishima Holdings Co. Ltd.	43,437	390
	Obara Group Inc.	14,045	389
	Ryobi Ltd.	31,477	389
	Goldcrest Co. Ltd.	19,926	388
	Broadleaf Co. Ltd.	104,426	386
	Digital Arts Inc.	11,256	383
	TOA ROAD Corp.	46,245	382
	Takamatsu Construction Group Co. Ltd.	19,629	380
	Oita Bank Ltd.	18,729	380
	Riken Vitamin Co. Ltd.	21,728	380
	KeePer Technical Laboratory Co. Ltd.	13,826	380
	Chori Co. Ltd.	14,152	379
	Bell System24 Holdings Inc.	43,748	378
	Septeni Holdings Co. Ltd.	129,300	378
	Anest Iwata Corp.	40,950	377
	Sanyo Chemical Industries Ltd.	13,852	376
	Fujibo Holdings Inc.	12,249	375
	MEC Co. Ltd.	15,946	375
	Nippon Carbon Co. Ltd.	12,751	374
	eGuarantee Inc.	37,600	373
	Axial Retailing Inc.	63,736	372
	Furukawa Co. Ltd.	34,147	371
	Tama Home Co. Ltd.	14,700	371
	Zuken Inc.	15,635	370
	Doshisha Co. Ltd.	25,597	369
	ESPEC Corp.	21,112	368
	Takara Bio Inc.	55,186	368
	ASAHI YUKIZAI Corp.	13,744	367
	Avex Inc.	37,255	367
	Aeon Hokkaido Corp.	62,300	367
	VT Holdings Co. Ltd.	118,494	364
	Sanyo Special Steel Co. Ltd.	29,477	364
	Keihanshin Building Co. Ltd.	37,231	363
	Tokyu Construction Co. Ltd.	80,180	362
	Oyo Corp.	21,602	360
	Tenma Corp.	18,834	360
	West Holdings Corp.	24,114	359
	FP Partner Inc.	18,746	359
	Miyaji Engineering Group Inc.	27,514	359
	Aichi Steel Corp.	12,647	357
	Enplas Corp.	8,051	357
	Hakuto Co. Ltd.	12,145	357
	Japan Transcity Corp.	59,276	357
	Starts Proceed Investment Corp.	312	357
	Ishihara Sangyo Kaisha Ltd.	37,039	354
	Yamanashi Chuo Bank Ltd.	33,156	354
	Roland Corp.	13,800	353
	Avant Group Corp.	25,000	352
	United Super Markets Holdings Inc.	64,135	351
	Retail Partners Co. Ltd.	41,000	350
	Sato Holdings Corp.	25,093	350
	AOKI Holdings Inc.	45,023	349
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	349
	Osaka Organic Chemical Industry Ltd.	18,200	349
	Komori Corp.	48,087	348
	Okinawa Electric Power Co. Inc.	51,144	348
	JAC Recruitment Co. Ltd.	72,636	348
	Iwaki Co. Ltd.	18,600	348
	Aida Engineering Ltd.	66,934	347
	Teikoku Electric Manufacturing Co. Ltd.	18,718	347
	Okinawa Financial Group Inc.	23,580	347
	JP-Holdings Inc.	73,645	346
[1]	Sumiseki Holdings Inc.	56,300	346
	Asanuma Corp.	79,500	345
	Mirarth Holdings Inc.	106,712	343
	Tamura Corp.	94,447	342
56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Canon Electronics Inc.	21,516	340
	Sala Corp.	61,500	340
	Tosei REIT Investment Corp.	410	339
	Krosaki Harima Corp.	21,124	338
	Mirai Industry Co. Ltd.	14,395	337
	Hosokawa Micron Corp.	12,842	336
	Denyo Co. Ltd.	20,229	335
	Bank of the Ryukyus Ltd.	51,042	333
	Arisawa Manufacturing Co. Ltd.	36,500	333
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	333
	Kamei Corp.	25,796	332
	J-Oil Mills Inc.	24,516	332
	Nissin Corp.	11,849	331
	Sumitomo Seika Chemicals Co. Ltd.	9,959	331
*	Chiyoda Corp.	171,708	330
	GLOBERIDE Inc.	25,400	330
	Daiwa Industries Ltd.	34,777	329
	Tonami Holdings Co. Ltd.	8,569	329
	Yahagi Construction Co. Ltd.	33,286	329
	Shinagawa Refractories Co. Ltd.	28,162	328
	Shin Nippon Air Technologies Co. Ltd.	15,000	327
	HI-LEX Corp.	32,500	327
	Hokuetsu Industries Co. Ltd.	26,500	327
	METAWATER Co. Ltd.	28,096	325
	JM Holdings Co. Ltd.	16,600	324
	Aiphone Co. Ltd.	16,645	323
	Health Care & Medical Investment Corp.	450	323
	Futaba Industrial Co. Ltd.	75,529	322
	JCR Pharmaceuticals Co. Ltd.	71,932	322
	Alconix Corp.	35,820	322
	Chofu Seisakusho Co. Ltd.	25,011	321
	Oriental Shiraishi Corp.	127,729	320
	SBS Holdings Inc.	19,400	319
	Chubu Steel Plate Co. Ltd.	20,300	319
	ESCON Japan REIT Investment Corp.	419	319
	Vision Inc.	46,213	318
	Press Kogyo Co. Ltd.	88,193	317
	Aisan Industry Co. Ltd.	35,651	315
	Cosel Co. Ltd.	38,997	314
	K&O Energy Group Inc.	15,136	314
	Hirata Corp.	9,815	313
	Pasona Group Inc.	23,720	313
	Genki Global Dining Concepts Corp.	12,093	313
	Sakai Moving Service Co. Ltd.	19,318	312
	OSAKA Titanium Technologies Co. Ltd.	22,114	310
	NS United Kaiun Kaisha Ltd.	10,955	310
	Komehyo Holdings Co. Ltd.	12,500	310
	Nippon Ceramic Co. Ltd.	18,310	309
	Saibu Gas Holdings Co. Ltd.	26,392	309
	Daikyonishikawa Corp.	74,245	309
	Imperial Hotel Ltd.	52,500	309
	Sanyo Electric Railway Co. Ltd.	23,223	308
	Computer Engineering & Consulting Ltd.	26,028	307
	Unipres Corp.	41,920	305
	Miyazaki Bank Ltd.	17,571	304
	Raiznext Corp.	29,723	304
[1]	J Trust Co. Ltd.	102,543	303
	Riken Technos Corp.	44,493	303
	Asahi Diamond Industrial Co. Ltd.	54,260	302
	Pack Corp.	12,346	302
	Godo Steel Ltd.	11,758	300
	Shizuoka Gas Co. Ltd.	44,738	300
	Kyokuyo Co. Ltd.	11,057	300
	Seikitokyu Kogyo Co. Ltd.	30,800	300
	Halows Co. Ltd.	10,661	298
	Mars Group Holdings Corp.	14,458	298
	France Bed Holdings Co. Ltd.	35,898	296
	Samty Residential Investment Corp.	479	296
	Yamae Group Holdings Co. Ltd.	23,200	296
	Sagami Holdings Corp.	25,411	295
57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Aizawa Securities Group Co. Ltd.	27,626	295
	TV Asahi Holdings Corp.	22,600	294
	ES-Con Japan Ltd.	45,600	294
	gremz Inc.	17,300	294
	Katakura Industries Co. Ltd.	22,500	293
	Elematec Corp.	18,728	292
	Yokorei Co. Ltd.	48,327	292
	Geo Holdings Corp.	29,064	290
	Onoken Co. Ltd.	29,630	290
	Insource Co. Ltd.	46,200	290
	San ju San Financial Group Inc.	26,173	288
	Alpen Co. Ltd.	21,428	288
[1]	Ise Chemicals Corp.	2,244	287
*	eRex Co. Ltd.	69,961	286
	Ehime Bank Ltd.	42,041	285
[1]	Rock Field Co. Ltd.	29,812	285
	Yondoshi Holdings Inc.	23,618	285
	Santec Holdings Corp.	7,850	285
	Fukui Bank Ltd.	24,496	284
	Daito Pharmaceutical Co. Ltd.	19,415	284
*	SRE Holdings Corp.	11,383	284
	Matsuda Sangyo Co. Ltd.	13,643	283
	Shibusawa Warehouse Co. Ltd.	13,756	283
	Software Service Inc.	3,400	283
	Hokuto Corp.	23,605	282
	Okabe Co. Ltd.	55,111	280
	Shinnihon Corp.	27,882	280
*	Miyakoshi Holdings Inc.	23,790	279
	Chubu Shiryo Co. Ltd.	30,379	278
	Sakai Chemical Industry Co. Ltd.	15,528	277
	Hokkaido Gas Co. Ltd.	71,745	275
	JDC Corp.	81,500	275
	Stella Chemifa Corp.	9,259	274
	Sankei Real Estate Inc.	528	274
	Siix Corp.	37,236	273
	Itochu-Shokuhin Co. Ltd.	6,076	273
	Daikoku Denki Co. Ltd.	12,500	273
	St. Marc Holdings Co. Ltd.	17,934	273
	Kappa Create Co. Ltd.	25,493	272
	MARUKA FURUSATO Corp.	18,900	272
	Hochiki Corp.	19,100	266
	Bank of Iwate Ltd.	17,724	266
	Marudai Food Co. Ltd.	24,196	266
	Sumida Corp.	42,955	264
	Belluna Co. Ltd.	56,377	263
	Kurimoto Ltd.	10,545	262
	Yokowo Co. Ltd.	26,240	262
	Fukuda Corp.	6,976	261
[1]	Ki-Star Real Estate Co. Ltd.	10,300	261
	Matsuya Co. Ltd.	47,819	260
	TOC Co. Ltd.	65,192	260
	Osaka Steel Co. Ltd.	12,048	259
	Toyo Corp.	25,095	259
	Japan Investment Adviser Co. Ltd.	38,700	259
	JSB Co. Ltd.	14,600	258
	Nissei ASB Machine Co. Ltd.	8,463	257
	Fujicco Co. Ltd.	22,701	256
	Toho Titanium Co. Ltd.	38,650	256
	Kyoei Steel Ltd.	22,602	256
	Link & Motivation Inc.	70,300	256
	Topy Industries Ltd.	20,118	255
	Fujiya Co. Ltd.	14,551	254
	Xebio Holdings Co. Ltd.	33,598	254
	Ines Corp.	24,888	253
*	Nippon Sheet Glass Co. Ltd.	104,082	253
	PHC Holdings Corp.	38,900	253
	Gakken Holdings Co. Ltd.	38,512	251
	Seika Corp.	9,954	251
	Pressance Corp.	20,263	251
	Akita Bank Ltd.	18,324	250
58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Ryoden Corp.	15,740	250
	NEC Capital Solutions Ltd.	10,266	250
	Nippon Fine Chemical Co. Ltd.	16,000	250
	Icom Inc.	13,200	249
	Okuwa Co. Ltd.	41,777	249
	Elan Corp.	43,800	249
	Toenec Corp.	39,840	248
	Weathernews Inc.	6,274	247
	Nippon Television Holdings Inc.	16,100	247
	Toyo Kanetsu KK	8,460	247
	MTI Ltd.	32,978	246
	Sodick Co. Ltd.	48,714	246
	Seikagaku Corp.	42,722	245
	Miroku Jyoho Service Co. Ltd.	20,512	244
	Shikoku Bank Ltd.	39,836	244
*	Fujio Food Group Inc.	26,800	244
	Cawachi Ltd.	14,646	243
	Qol Holdings Co. Ltd.	26,127	243
	Nafco Co. Ltd.	18,000	243
	Nippon Parking Development Co. Ltd.	162,710	240
	G-Tekt Corp.	23,304	239
	Tanseisha Co. Ltd.	45,249	239
	Management Solutions Co. Ltd.	19,126	237
	Chiyoda Co. Ltd.	27,087	236
	Shinko Shoji Co. Ltd.	37,530	236
	Koatsu Gas Kogyo Co. Ltd.	39,573	235
	COLOPL Inc.	67,682	235
	World Co. Ltd.	18,700	235
	Neturen Co. Ltd.	35,940	234
	Gree Inc.	76,639	234
*	Oisix ra daichi Inc.	28,354	234
	Chiyoda Integre Co. Ltd.	10,546	232
	Giken Ltd.	20,237	232
	Nippon Road Co. Ltd.	21,770	232
	Ichiyoshi Securities Co. Ltd.	45,838	230
[1]	Key Coffee Inc.	17,322	230
	Shima Seiki Manufacturing Ltd.	30,768	229
	BRONCO BILLY Co. Ltd.	9,359	229
	Dai Nippon Toryo Co. Ltd.	34,186	228
	Mitsuba Corp.	39,939	228
	Daiki Aluminium Industry Co. Ltd.	31,435	228
	Bank of Saga Ltd.	16,844	227
	Nippon Thompson Co. Ltd.	72,394	227
	Shinsho Corp.	5,600	227
	Base Co. Ltd.	11,700	226
	Nippon Denko Co. Ltd.	116,976	224
	Ichikoh Industries Ltd.	74,944	223
	LEC Inc.	25,884	223
	Yamagata Bank Ltd.	35,358	223
	DKS Co. Ltd.	10,000	223
	ST Corp.	22,649	220
	Nitto Kohki Co. Ltd.	12,950	219
	SRA Holdings	7,868	219
	Komatsu Matere Co. Ltd.	40,843	218
	Wellneo Sugar Co. Ltd.	14,900	218
	Shinwa Co. Ltd.	12,349	217
	Osaki Electric Co. Ltd.	41,910	217
	Kawada Technologies Inc.	13,940	217
	Universal Entertainment Corp.	25,490	217
	Moriroku Holdings Co. Ltd.	14,100	216
	Proto Corp.	23,200	216
	Tekken Corp.	13,742	215
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	215
	Hoosiers Holdings Co. Ltd.	32,400	215
	M&A Capital Partners Co. Ltd.	15,144	215
	KPP Group Holdings Co. Ltd.	49,771	214
	ZIGExN Co. Ltd.	56,500	213
	Koa Corp.	32,069	212
	Arakawa Chemical Industries Ltd.	24,322	211
	Kenko Mayonnaise Co. Ltd.	14,738	210
59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Carta Holdings Inc.	22,300	210
	Tsubaki Nakashima Co. Ltd.	46,402	209
	CMK Corp.	78,681	208
	FULLCAST Holdings Co. Ltd.	20,596	207
	Fixstars Corp.	22,100	207
	Macromill Inc.	38,887	205
	Kyosan Electric Manufacturing Co. Ltd.	57,883	204
	Softcreate Holdings Corp.	14,396	204
	Toa Corp. (XTKS)	31,897	203
*	Istyle Inc.	71,276	203
	m-up Holdings Inc.	23,400	202
	Aichi Corp.	25,582	200
	Sparx Group Co. Ltd.	22,080	199
	Okura Industrial Co. Ltd.	11,164	198
	Rheon Automatic Machinery Co. Ltd.	21,186	197
	Nittoku Co. Ltd.	17,600	194
	Kyokuto Securities Co. Ltd.	23,300	193
	Tokushu Tokai Paper Co. Ltd.	7,860	193
	Mie Kotsu Group Holdings Inc.	57,836	191
	Tayca Corp.	17,788	190
	Honeys Holdings Co. Ltd.	17,130	189
	Taki Chemical Co. Ltd.	7,800	189
	Daiho Corp.	8,224	188
	Kojima Co. Ltd.	26,993	187
	Shin Nippon Biomedical Laboratories Ltd.	23,210	187
	Zenrin Co. Ltd.	35,095	186
	Solasto Corp.	58,000	185
	G-7 Holdings Inc.	19,800	185
	Riso Kyoiku Co. Ltd.	99,600	184
	Nihon Nohyaku Co. Ltd.	41,781	182
	Rokko Butter Co. Ltd.	19,544	182
	Mitsubishi Research Institute Inc.	6,571	182
	Fukui Computer Holdings Inc.	10,269	181
	Hisaka Works Ltd.	27,602	180
	Feed One Co. Ltd.	32,468	180
	Hodogaya Chemical Co. Ltd.	6,273	177
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	177
	Futaba Corp.	52,900	176
	CTS Co. Ltd.	29,491	176
	Tochigi Bank Ltd.	103,942	176
	Hokkan Holdings Ltd.	15,555	175
*	Sourcenext Corp.	119,100	173
	Akatsuki Inc.	12,500	173
	Pharma Foods International Co. Ltd.	27,406	172
	Yukiguni Maitake Co. Ltd.	25,000	172
	Maxvalu Tokai Co. Ltd.	8,000	171
	Inageya Co. Ltd.	22,365	169
	FIDEA Holdings Co. Ltd.	17,890	165
	Vector Inc.	26,594	165
	Tomoku Co. Ltd.	10,856	164
	Fudo Tetra Corp.	11,771	163
	Midac Holdings Co. Ltd.	13,435	162
[1]	Gamecard-Joyco Holdings Inc.	12,500	162
	GMO Financial Holdings Inc.	38,700	162
	Fuji Pharma Co. Ltd.	18,900	161
	YAKUODO Holdings Co. Ltd.	11,552	161
	Kyodo Printing Co. Ltd.	7,165	160
	Nichiban Co. Ltd.	12,500	160
	Kanaden Corp.	16,616	159
[1]	YA-MAN Ltd.	28,870	159
	S-Pool Inc.	67,060	159
	Inaba Seisakusho Co. Ltd.	13,563	158
*	PIA Corp.	7,671	157
	Ministop Co. Ltd.	13,744	157
*,1	Demae-Can Co. Ltd.	99,700	157
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	156
	Yorozu Corp.	20,213	156
	Alpha Systems Inc.	7,367	154
	Daido Metal Co. Ltd.	47,634	154
*	Nippon Chemi-Con Corp.	22,196	153
60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1]	Furukawa Battery Co. Ltd.	16,763	151
*	giftee Inc.	24,741	151
	Tokyo Energy & Systems Inc.	20,110	149
	V Technology Co. Ltd.	9,458	148
	DKK Co. Ltd.	11,646	147
*	KNT-CT Holdings Co. Ltd.	17,349	145
	Kintetsu Department Store Co. Ltd.	10,658	145
	JSP Corp.	11,248	144
*	Pacific Metals Co. Ltd.	16,133	144
*	Remixpoint Inc.	145,184	143
*,1	W-Scope Corp.	61,783	143
	Iseki & Co. Ltd.	21,831	141
	Artnature Inc.	25,906	141
	Ebase Co. Ltd.	33,400	141
	LITALICO Inc.	19,800	141
	WDB Holdings Co. Ltd.	12,376	139
	Aeon Fantasy Co. Ltd.	7,870	137
	Shimizu Bank Ltd.	14,663	137
	Sankyo Tateyama Inc.	27,877	136
	Intage Holdings Inc.	12,950	135
	Takaoka Toko Co. Ltd.	10,552	134
*	Gurunavi Inc.	65,984	134
	ValueCommerce Co. Ltd.	18,600	133
	Studio Alice Co. Ltd.	9,656	130
	Sankyo Seiko Co. Ltd.	33,535	130
	Advan Group Co. Ltd.	20,987	129
	Maezawa Kyuso Industries Co. Ltd.	15,816	129
	WATAMI Co. Ltd.	18,418	129
	Chuo Spring Co. Ltd.	15,928	128
	Yamashin-Filter Corp.	42,099	128
	Marvelous Inc.	33,169	127
	Tv Tokyo Holdings Corp.	5,674	127
	Nihon Tokushu Toryo Co. Ltd.	16,700	126
	Towa Bank Ltd.	33,547	126
	Nippon Rietec Co. Ltd.	18,500	126
	Shindengen Electric Manufacturing Co. Ltd.	7,964	125
	EM Systems Co. Ltd.	35,600	125
	Central Security Patrols Co. Ltd.	6,802	124
	Asahi Co. Ltd.	12,343	124
	World Holdings Co. Ltd.	9,600	120
	Pronexus Inc.	13,931	118
	CAC Holdings Corp.	10,247	117
	Nippon Sharyo Ltd.	8,068	116
	Fuso Pharmaceutical Industries Ltd.	6,867	114
*	Net Protections Holdings Inc.	48,500	114
	Mimasu Semiconductor Industry Co. Ltd.	4,634	112
	Nippon Coke & Engineering Co. Ltd.	177,722	111
	Sanshin Electronics Co. Ltd.	8,300	111
	Takatori Corp.	7,112	111
	Nihon Chouzai Co. Ltd.	11,838	108
	FAN Communications Inc.	39,703	108
	GMO GlobalSign Holdings KK	5,811	106
*	Japan Display Inc.	729,539	105
	Taisei Lamick Co. Ltd.	6,174	104
	Sanoh Industrial Co. Ltd.	21,898	104
	Melco Holdings Inc.	6,359	102
*	TerraSky Co. Ltd.	8,390	102
	Inui Global Logistics Co. Ltd.	13,803	101
	Achilles Corp.	10,030	99
*	Jamco Corp.	11,855	97
	Digital Holdings Inc.	14,700	96
	Shimojima Co. Ltd.	11,000	95
	Nihon Trim Co. Ltd.	3,879	89
	SBI ARUHI Corp.	16,800	89
[1]	Airtrip Corp.	13,100	89
	Oro Co. Ltd.	5,700	89
	Nisso Holdings Co. Ltd.	16,400	89
*	Optim Corp.	22,782	88
[1]	Central Sports Co. Ltd.	5,146	83
	Amuse Inc.	9,354	83
61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	I-PEX Inc.	7,966	82
[1]	Abalance Corp.	13,900	82
	Corona Corp.	13,240	81
	Atrae Inc.	15,976	81
	Tsutsumi Jewelry Co. Ltd.	5,800	80
	Medical Data Vision Co. Ltd.	23,826	80
	Cleanup Corp.	16,030	76
	Yushin Precision Equipment Co. Ltd.	16,804	73
*	Kourakuen Holdings Corp.	8,557	70
	Nakayama Steel Works Ltd.	14,229	70
	Ohara Inc.	8,300	70
	BrainPad Inc.	13,140	69
	Tosho Co. Ltd.	15,231	67
	Sekisui Kasei Co. Ltd.	27,682	67
*	Gunosy Inc.	14,300	66
[1]	Kitanotatsujin Corp.	62,600	65
	Media Do Co. Ltd.	7,430	65
[1]	Fibergate Inc.	9,826	64
*	FDK Corp.	14,764	62
	Gecoss Corp.	9,850	62
*	Shimadaya Corp.	6,359	62
	Daisyo Corp.	8,858	61
	LIFULL Co. Ltd.	63,939	61
*,1	Open Door Inc.	13,600	61
	Kanamic Network Co. Ltd.	16,700	59
	IR Japan Holdings Ltd.	10,000	55
	Taiho Kogyo Co. Ltd.	13,235	53
*	Tatsuta Electric Wire & Cable Co. Ltd.	10,244	53
	Tokyo Individualized Educational Institute Inc.	20,004	52
	Airport Facilities Co. Ltd.	13,515	51
	Takamiya Co. Ltd.	16,400	47
	Japan Medical Dynamic Marketing Inc.	11,155	45
	Tess Holdings Co. Ltd.	23,700	44
	CHIMNEY Co. Ltd.	5,300	43
			5,884,476
New Zealand (0.8%)
	Fisher & Paykel Healthcare Corp. Ltd.	705,123	15,111
	Infratil Ltd.	1,178,504	8,848
	Auckland International Airport Ltd.	1,801,556	7,861
	Meridian Energy Ltd.	1,520,973	5,401
	Contact Energy Ltd.	958,528	4,922
	Mainfreight Ltd.	97,980	4,198
	EBOS Group Ltd.	191,627	4,178
	Spark New Zealand Ltd.	2,197,836	3,813
*	a2 Milk Co. Ltd.	886,568	3,354
	Mercury NZ Ltd.	845,996	3,330
*	Ryman Healthcare Ltd.	724,233	2,144
	Summerset Group Holdings Ltd.	282,300	2,085
*	Fletcher Building Ltd.	1,142,850	2,032
	Goodman Property Trust	1,307,868	1,649
	Freightways Group Ltd.	206,988	1,298
	Precinct Properties Group	1,639,179	1,234
	Kiwi Property Group Ltd.	1,985,361	1,109
	Genesis Energy Ltd.	675,383	861
	SKYCITY Entertainment Group Ltd.	949,027	777
	Vector Ltd.	306,993	703
	Argosy Property Ltd.	973,275	630
	Air New Zealand Ltd.	1,917,991	591
	Stride Property Group	713,455	591
*	Oceania Healthcare Ltd.	846,602	394
	Scales Corp. Ltd.	132,271	317
	SKY Network Television Ltd.	155,561	255
			77,686
Singapore (3.3%)
	DBS Group Holdings Ltd.	2,464,484	71,457
	Oversea-Chinese Banking Corp. Ltd.	4,307,797	49,424
	United Overseas Bank Ltd.	1,486,390	36,133
	Singapore Telecommunications Ltd.	9,172,015	21,639
	CapitaLand Integrated Commercial Trust	6,517,618	9,902
62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	CapitaLand Ascendas REIT	4,351,410	8,818
	Singapore Exchange Ltd.	999,618	8,566
	Singapore Airlines Ltd.	1,685,883	8,224
	Keppel Ltd.	1,685,860	8,116
	Singapore Technologies Engineering Ltd.	1,859,630	6,376
	Capitaland Investment Ltd.	2,794,605	5,904
	Wilmar International Ltd.	2,427,116	5,858
	Genting Singapore Ltd.	7,052,394	4,442
	Mapletree Industrial Trust	2,391,821	4,319
	Sembcorp Industries Ltd.	1,108,968	4,207
	Mapletree Logistics Trust	4,072,672	4,062
	Thai Beverage PCL	9,917,900	3,967
*	Seatrium Ltd.	2,445,818	3,486
	SATS Ltd.	1,090,566	3,235
	Venture Corp. Ltd.	320,516	3,215
	Frasers Logistics & Commercial Trust	3,499,056	2,820
	ComfortDelGro Corp. Ltd.	2,532,104	2,808
	Mapletree Pan Asia Commercial Trust	2,819,337	2,769
	Keppel DC REIT	1,582,778	2,726
	UOL Group Ltd.	593,497	2,398
	NetLink NBN Trust	3,538,400	2,393
	Suntec REIT	2,594,366	2,329
	Frasers Centrepoint Trust	1,341,443	2,263
	City Developments Ltd.	564,517	2,212
	CapitaLand Ascott Trust	3,016,833	2,058
	Keppel REIT	2,883,834	1,957
	Jardine Cycle & Carriage Ltd.	82,327	1,724
	Golden Agri-Resources Ltd.	7,679,293	1,686
	Keppel Infrastructure Trust	5,065,609	1,676
	ESR-LOGOS REIT	7,524,135	1,592
	Parkway Life REIT	470,854	1,343
	Olam Group Ltd.	1,406,500	1,134
	iFAST Corp. Ltd.	195,000	1,103
	Capitaland India Trust	1,227,034	1,011
	Sheng Siong Group Ltd.	829,799	998
	Hutchison Port Holdings Trust	5,961,366	934
	Lendlease Global Commercial REIT	2,109,000	913
	PARAGON REIT	1,317,838	871
	CapitaLand China Trust	1,484,930	847
	Raffles Medical Group Ltd.	1,150,937	766
	CDL Hospitality Trusts	1,069,000	725
	AIMS APAC REIT	755,001	723
	Singapore Post Ltd.	1,759,429	722
	Cromwell European REIT	400,580	702
	Digital Core REIT Management Pte. Ltd.	1,128,100	701
	Starhill Global REIT	1,791,501	690
	First Resources Ltd.	613,389	675
	StarHub Ltd.	731,770	660
	UMS Holdings Ltd.	762,900	585
	OUE REIT	2,512,516	546
	SIA Engineering Co. Ltd.	298,209	545
	Far East Hospitality Trust	1,139,089	533
	Riverstone Holdings Ltd.	621,700	426
	AEM Holdings Ltd.	352,691	344
	First REIT	1,231,108	248
*	Keppel Pacific Oak US REIT	975,100	239
*	Manulife US REIT	2,020,275	223
	Bumitama Agri Ltd.	313,047	184
[1]	Nanofilm Technologies International Ltd.	213,000	130
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	114
*,1,3	Ezra Holdings Ltd.	1,786,900	—
*,3	Eagle Hospitality Trust	700,500	—
			324,396
South Korea (11.1%)
	Samsung Electronics Co. Ltd. (XKRX)	5,822,963	247,249
	SK Hynix Inc.	659,230	86,302
	KB Financial Group Inc.	409,790	26,665
	Hyundai Motor Co.	166,443	25,637
	Celltrion Inc.	176,300	23,181
63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Shinhan Financial Group Co. Ltd.	589,765	21,969
	POSCO Holdings Inc.	90,990	21,924
	NAVER Corp.	165,613	20,258
	Kia Corp.	302,552	20,007
*,2	Samsung Biologics Co. Ltd.	21,531	15,572
	Samsung SDI Co. Ltd. (XKRX)	63,850	14,971
	Hyundai Mobis Co. Ltd.	82,721	14,868
*	LG Energy Solution Ltd.	48,560	14,251
*	Alteogen Inc.	51,357	13,905
	Hana Financial Group Inc.	319,717	13,794
	LG Chem Ltd. (XKRX)	57,626	12,957
	Kakao Corp.	405,436	10,791
*	Krafton Inc.	43,634	10,432
	Hanwha Aerospace Co. Ltd.	38,193	10,106
	Samsung Fire & Marine Insurance Co. Ltd.	39,970	9,690
	KT&G Corp.	121,433	9,646
	Samsung C&T Corp.	101,087	8,535
	Korea Zinc Co. Ltd.	11,786	8,493
	LG Electronics Inc. (XKRX)	131,110	8,443
	Meritz Financial Group Inc.	111,730	8,269
	Woori Financial Group Inc.	729,146	8,118
*	Doosan Enerbility Co. Ltd.	516,837	7,426
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	52,400	6,933
*	HLB Inc.	144,045	6,834
*	Ecopro BM Co. Ltd.	55,995	6,833
*	SK Square Co. Ltd.	112,512	6,795
*	Ecopro Co. Ltd.	118,993	6,746
	Samsung Life Insurance Co. Ltd.	90,345	6,611
	Yuhan Corp.	66,031	6,591
	HD Hyundai Electric Co. Ltd.	26,820	6,277
*	SK Innovation Co. Ltd.	71,990	6,083
	LG Corp.	106,230	5,805
	Samsung Electro-Mechanics Co. Ltd.	67,805	5,765
	POSCO Future M Co. Ltd.	34,619	5,560
*	Samsung Heavy Industries Co. Ltd.	788,816	5,441
	Korea Electric Power Corp.	312,503	5,225
	Samsung SDS Co. Ltd.	44,557	4,595
	SK Inc.	42,663	4,565
	HMM Co. Ltd.	357,121	4,412
	DB Insurance Co. Ltd.	54,494	4,295
	KakaoBank Corp.	259,370	4,044
	Hyundai Rotem Co. Ltd.	88,347	3,965
	Hyundai Glovis Co. Ltd.	44,682	3,931
	Korean Air Lines Co. Ltd.	226,424	3,909
	Korea Aerospace Industries Ltd.	85,378	3,601
	Hanmi Semiconductor Co. Ltd.	53,681	3,492
*	Hyundai Heavy Industries Co. Ltd.	26,336	3,468
	Industrial Bank of Korea	333,380	3,396
	HYBE Co. Ltd.	25,316	3,391
*	Ecopro Materials Co. Ltd.	40,892	3,281
	Coway Co. Ltd.	68,090	3,111
	NCSoft Corp.	19,392	3,044
	Amorepacific Corp.	35,717	3,015
*	LG Display Co. Ltd.	383,652	2,930
	HD Hyundai Co. Ltd.	50,702	2,925
*	LigaChem Biosciences Inc.	31,278	2,903
*	SK Biopharmaceuticals Co. Ltd.	33,957	2,884
	LG H&H Co. Ltd. (XKRX)	11,365	2,721
	Korea Investment Holdings Co. Ltd.	46,566	2,584
	JB Financial Group Co. Ltd.	197,055	2,556
	Samsung Securities Co. Ltd.	77,295	2,551
*	L&F Co. Ltd.	30,030	2,544
*	Samsung E&A Co. Ltd.	190,503	2,452
*	SKC Co. Ltd.	22,564	2,435
	Hanjin Kal Corp.	38,952	2,377
	Hankook Tire & Technology Co. Ltd.	90,503	2,305
	LIG Nex1 Co. Ltd.	12,813	2,281
	BNK Financial Group Inc.	334,224	2,279
	Hyosung Heavy Industries Corp.	7,816	2,248
	LG Innotek Co. Ltd.	17,156	2,178
64

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Hanwha Ocean Co. Ltd.	111,206	2,140
	Mirae Asset Securities Co. Ltd.	325,409	2,122
	S-Oil Corp.	50,173	2,081
	Posco International Corp.	55,290	2,075
	Kumho Petrochemical Co. Ltd.	20,109	2,071
*	Enchem Co. Ltd.	16,392	2,045
*	CosmoAM&T Co. Ltd.	26,901	1,996
	LS Electric Co. Ltd.	18,936	1,985
	HD HYUNDAI MIPO	24,630	1,948
	Hanwha Solutions Corp.	125,788	1,932
	Orion Corp.Republic of Korea	26,597	1,917
	LG Uplus Corp.	261,541	1,896
	CJ CheilJedang Corp. (XKRX)	9,499	1,879
	Hyundai Steel Co.	99,864	1,825
	Samyang Foods Co. Ltd.	4,850	1,808
	Fila Holdings Corp.	61,875	1,786
	Hyundai Engineering & Construction Co. Ltd.	87,802	1,768
	Hanmi Pharm Co. Ltd.	7,646	1,765
	Kangwon Land Inc.	131,193	1,692
	GS Holdings Corp.	55,293	1,647
	LS Corp.	21,479	1,614
	Sam Chun Dang Pharm Co. Ltd.	16,520	1,602
	NH Investment & Securities Co. Ltd.	164,990	1,589
	Doosan Bobcat Inc.	58,893	1,586
	Hyundai Marine & Fire Insurance Co. Ltd.	71,070	1,559
	KIWOOM Securities Co. Ltd.	15,625	1,513
	Lotte Chemical Corp.	21,762	1,496
	LEENO Industrial Inc.	11,360	1,480
	IsuPetasys Co. Ltd.	57,038	1,453
*	Hanall Biopharma Co. Ltd.	44,337	1,406
*	Peptron Inc.	21,862	1,382
*	Hugel Inc.	6,953	1,368
*	Hanwha Industrial Solutions Co. Ltd.	42,305	1,297
	Posco DX Co. Ltd.	64,675	1,264
*	Kum Yang Co. Ltd.	42,190	1,256
	Hotel Shilla Co. Ltd.	37,796	1,214
	CJ Corp.	16,349	1,212
	Classys Inc.	33,150	1,210
*	Doosan Robotics Inc.	23,934	1,204
	JYP Entertainment Corp.	34,014	1,196
	HPSP Co. Ltd.	54,658	1,194
	PharmaResearch Co. Ltd.	7,330	1,190
	TechWing Inc.	37,938	1,189
	Eo Technics Co. Ltd.	9,601	1,164
*	SK Bioscience Co. Ltd.	29,550	1,154
	Poongsan Corp.	22,308	1,116
	Cheil Worldwide Inc.	83,623	1,115
	E-MART Inc.	23,426	1,103
	Youngone Corp.	36,047	1,099
*	Pearl Abyss Corp.	39,074	1,090
	Hanwha Corp. (XKRX)	53,610	1,084
*,2	Netmarble Corp.	25,888	1,082
	S-1 Corp.	22,961	1,074
	DGB Financial Group Inc.	180,669	1,066
	Doosan Co. Ltd.	7,354	1,052
	Samsung Card Co. Ltd.	35,672	1,039
	Cosmax Inc.	9,527	1,037
	Hanmi Science Co. Ltd.	29,638	1,019
	DB HiTek Co. Ltd.	36,588	1,018
	NongShim Co. Ltd.	3,743	1,013
	HL Mando Co. Ltd.	38,639	1,009
	CS Wind Corp.	23,963	1,009
*	Celltrion Pharm Inc.	22,517	1,007
*	APR Corp.	28,060	1,006
	Korean Reinsurance Co.	144,074	982
*	GS Engineering & Construction Corp.	75,874	974
*	Daejoo Electronic Materials Co. Ltd.	12,343	957
	KCC Corp.	5,035	954
	Hanwha Systems Co. Ltd.	71,716	942
	OCI Holdings Co. Ltd.	18,646	924
65

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Shinsegae Inc.	8,247	916
	Jusung Engineering Co. Ltd.	41,264	907
	Hanwha Life Insurance Co. Ltd.	423,878	904
*	Naturecell Co. Ltd.	57,257	903
	Kolmar Korea Co. Ltd.	17,408	885
	Douzone Bizon Co. Ltd.	20,676	882
*	People & Technology Inc.	23,230	873
	Hansol Chemical Co. Ltd.	9,568	867
*	Korea Gas Corp.	30,292	857
*	Silicon2 Co. Ltd.	31,357	853
	BGF retail Co. Ltd.	10,024	839
	Hyundai Doosan Infracore Co. Ltd.	174,403	835
*	Rainbow Robotics	9,516	834
	F&F Co. Ltd.	18,401	829
	GS Retail Co. Ltd.	52,505	822
*	WONIK IPS Co. Ltd.	41,457	822
	Park Systems Corp.	5,280	811
	KEPCO Plant Service & Engineering Co. Ltd.	24,829	802
	Hyundai Elevator Co. Ltd.	23,393	800
	Medytox Inc.	6,445	797
	Hyundai Autoever Corp.	8,141	788
*,2	SK IE Technology Co. Ltd.	31,862	786
*	Oscotec Inc.	38,327	779
	Green Cross Corp.	6,626	777
	Hyosung TNC Corp.	3,483	775
*	ABLBio Inc.	28,738	775
	ST Pharm Co. Ltd.	10,497	757
*	Hanwha Engine	73,092	750
*	HLB Life Science Co. Ltd.	117,518	749
	SK REITs Co. Ltd.	223,244	749
	Pan Ocean Co. Ltd.	291,259	746
	Chong Kun Dang Pharmaceutical Corp.	9,930	736
	KEPCO Engineering & Construction Co. Inc.	14,795	731
	Lotte Energy Materials Corp.	26,802	727
*	Wemade Co. Ltd.	25,807	719
	LX International Corp.	32,499	714
	Dongsuh Cos. Inc.	37,125	714
	SM Entertainment Co. Ltd.	13,930	712
*	ISU Specialty Chemical	24,409	711
*	Lunit Inc.	24,909	710
	Soulbrain Co. Ltd.	4,829	704
	Hyosung Advanced Materials Corp.	3,616	694
	Dongjin Semichem Co. Ltd.	35,951	693
	DL E&C Co. Ltd.	30,791	689
*	SOLUM Co. Ltd.	49,929	689
	TCC Steel	21,658	678
	Seegene Inc.	38,583	669
	Soop Co. Ltd.	9,333	647
*	Seojin System Co. Ltd.	31,601	646
	Daewoong Pharmaceutical Co. Ltd.	5,567	639
	Advanced Nano Products Co. Ltd.	10,227	638
*	Chabiotech Co. Ltd.	51,277	637
	Lotte Shopping Co. Ltd.	13,301	634
*	Kakao Games Corp.	49,290	630
*	VT Co. Ltd.	25,846	630
	CJ Logistics Corp.	9,835	624
	HDC Hyundai Development Co-Engineering & Construction	43,314	621
*	Kakaopay Corp.	35,041	618
	ISC Co. Ltd.	13,022	603
*	HLB Therapeutics Co. Ltd.	89,875	599
	Hyundai Wia Corp.	19,883	597
	HK inno N Corp.	16,621	594
	LOTTE Fine Chemical Co. Ltd.	17,718	593
	Hyundai Department Store Co. Ltd.	17,370	591
	Lotte Corp.	33,927	587
*	Daewoo Engineering & Construction Co. Ltd.	229,050	584
	LX Semicon Co. Ltd.	12,989	574
*	Kumho Tire Co. Inc.	175,956	564
	Hite Jinro Co. Ltd.	36,636	562
*	Hyundai Bioscience Co. Ltd.	44,537	558
66

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Shinsung Delta Tech Co. Ltd.	17,440	558
*	CJ ENM Co. Ltd.	12,195	554
	Hanon Systems	192,952	551
*	Taihan Electric Wire Co. Ltd.	64,997	549
*	Fadu Inc.	35,469	547
*	Joongang Advanced Materials Co. Ltd.	66,446	547
	AMOREPACIFIC Group	33,607	542
	Kolon Industries Inc.	22,886	536
	Ottogi Corp.	1,729	527
	Hyundai Construction Equipment Co. Ltd.	14,065	522
*	Mezzion Pharma Co. Ltd.	19,919	514
*	Lake Materials Co. Ltd.	48,287	513
	ESR Kendall Square REIT Co. Ltd.	141,709	512
*	Cosmochemical Co. Ltd.	32,923	506
	Sebang Global Battery Co. Ltd.	9,670	494
	Hana Micron Inc.	61,073	493
	Korea Electric Terminal Co. Ltd.	8,788	485
	Daeduck Electronics Co. Ltd.	38,127	469
	SK Networks Co. Ltd.	122,684	465
	Shinhan Alpha REIT Co. Ltd.	110,640	464
	DoubleUGames Co. Ltd.	12,016	462
	Koh Young Technology Inc.	58,535	460
*	Synopex Inc.	88,819	459
	Daewoong Co. Ltd.	24,126	452
*	Bioneer Corp.	26,189	450
	Paradise Co. Ltd.	58,675	448
*	Doosan Fuel Cell Co. Ltd.	35,643	447
*	GemVax & Kael Co. Ltd.	44,867	446
	NEXTIN Inc.	9,532	442
	Dentium Co. Ltd.	7,768	441
	Ecopro HN Co. Ltd.	13,072	439
	Hana Tour Service Inc.	12,309	437
	SL Corp.	18,195	433
	Green Cross Holdings Corp.	36,137	428
	SK Chemicals Co. Ltd.	11,808	426
	Eugene Technology Co. Ltd.	15,949	426
	Cheryong Electric Co. Ltd.	11,152	421
	DL Holdings Co. Ltd.	14,176	420
	Lotte Chilsung Beverage Co. Ltd.	4,671	413
	Hankook & Co. Co. Ltd.	33,909	410
	Hyosung Corp.	11,413	410
*	Eubiologics Co. Ltd.	36,652	408
	Youngone Holdings Co. Ltd.	6,352	406
	LS Materials Ltd.	36,526	406
	Daishin Securities Co. Ltd.	32,577	405
*	Binex Co. Ltd.	27,369	399
	SK Gas Ltd.	2,736	395
	Sam-A Aluminum Co. Ltd.	10,341	378
	Innocean Worldwide Inc.	26,042	373
	Hanssem Co. Ltd.	9,683	372
	Daou Technology Inc.	27,398	363
	PSK Inc.	24,221	358
	Com2uSCorp	11,226	352
*	Hanwha Investment & Securities Co. Ltd.	135,832	348
	JR Global REIT	152,671	344
	TKG Huchems Co. Ltd.	23,711	341
*	Shin Poong Pharmaceutical Co. Ltd.	38,748	341
*	W Scope Chungju Plant Co. Ltd.	27,594	341
	DongKook Pharmaceutical Co. Ltd.	26,207	340
	Daesang Corp.	22,688	338
	Hanwha General Insurance Co. Ltd.	96,810	335
	YG Entertainment Inc.	12,042	332
	LOTTE REIT Co. Ltd.	135,321	330
*	Creative & Innovative System	52,345	330
*	Foosung Co. Ltd.	73,118	329
	Dong-A Socio Holdings Co. Ltd.	3,626	326
	BH Co. Ltd.	27,194	325
	Myoung Shin Industrial Co. Ltd.	33,248	324
	Intellian Technologies Inc.	8,455	315
	Posco M-Tech Co. Ltd.	27,338	315
67

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	S&S Tech Corp.	18,811	313
	Han Kuk Carbon Co. Ltd.	39,991	313
	JW Pharmaceutical Corp.	16,044	312
*	Jeju Air Co. Ltd.	45,111	311
	Youlchon Chemical Co. Ltd.	14,975	309
	Tokai Carbon Korea Co. Ltd.	4,972	305
	NICE Information Service Co. Ltd.	37,896	304
*	CJ CGV Co. Ltd.	74,551	303
	KCC Glass Corp.	10,673	303
	Binggrae Co. Ltd.	6,613	301
	i-SENS Inc.	21,550	299
	SK Discovery Co. Ltd.	12,103	296
	Orion Holdings Corp.	24,323	296
*	Korea Line Corp.	224,844	294
*	Dawonsys Co. Ltd.	36,610	293
	OCI Co. Ltd.	5,619	292
*	SK oceanplant Co. Ltd.	30,146	291
	Taekwang Industrial Co. Ltd.	615	290
*	Nexon Games Co. Ltd.	28,206	290
	KC Tech Co. Ltd.	11,245	289
	Ahnlab Inc.	6,702	288
*	Asiana Airlines Inc.	39,127	285
	SNT Motiv Co. Ltd.	8,590	284
*	SD Biosensor Inc.	43,350	284
*	Duk San Neolux Co. Ltd.	14,368	283
*	Lotte Tour Development Co. Ltd.	40,137	281
	Solus Advanced Materials Co. Ltd.	31,150	280
	Dong-A ST Co. Ltd.	5,041	279
	Boryung	34,542	277
	MegaStudyEdu Co. Ltd.	8,789	273
	Seoul Semiconductor Co. Ltd.	40,069	271
*	Cafe24 Corp.	15,581	269
	HAESUNG DS Co. Ltd.	14,045	269
	Innox Advanced Materials Co. Ltd.	15,086	267
	Lotte Rental Co. Ltd.	12,798	267
	SIMMTECH Co. Ltd.	21,950	259
	Lotte Wellfood Co. Ltd.	2,706	256
	Partron Co. Ltd.	49,241	254
	Doosan Tesna Inc.	11,865	254
	LX Holdings Corp.	49,338	254
*	BNC Korea Co. Ltd.	73,467	254
	Korea Petrochemical Ind Co. Ltd.	3,241	252
	SFA Engineering Corp.	16,607	252
	Samyang Holdings Corp.	4,895	251
	Hancom Inc.	18,237	249
	Sungwoo Hitech Co. Ltd.	54,259	244
*	PI Advanced Materials Co. Ltd.	16,375	243
	Soulbrain Holdings Co. Ltd.	6,857	240
	Dongkuk Steel Mill Co. Ltd.	37,851	239
	NHN Corp.	19,507	237
	HDC Holdings Co. Ltd.	28,598	233
*	Sungeel Hitech Co. Ltd.	5,866	232
	IS Dongseo Co. Ltd.	15,718	229
	GC Cell Corp.	9,045	227
	Nexen Tire Corp.	46,368	226
*	Pharmicell Co. Ltd.	61,237	223
	Caregen Co. Ltd.	18,232	223
	Zinus Inc.	12,694	222
	InBody Co. Ltd.	12,567	221
*	SFA Semicon Co. Ltd.	84,193	221
	LF Corp.	20,082	217
	LX Hausys Ltd.	7,559	216
	Hanjin Transportation Co. Ltd.	15,526	215
	Webzen Inc.	17,380	213
	HL Holdings Corp.	8,367	211
	Eugene Investment & Securities Co. Ltd.	73,834	210
	Hyundai Home Shopping Network Corp.	6,080	209
*	Studio Dragon Corp.	7,069	208
*	KMW Co. Ltd.	36,170	207
	Samwha Capacitor Co. Ltd.	8,722	206
68

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Genexine Inc.	39,179	206
	Unid Co. Ltd.	4,057	205
	Hanil Cement Co. Ltd.	19,888	204
*	Ananti Inc.	54,823	202
	INTOPS Co. Ltd.	13,914	202
	Yuanta Securities Korea Co. Ltd.	97,416	201
*	Humasis Co. Ltd.	141,036	199
	Neowiz	13,078	197
*	Chunbo Co. Ltd.	4,924	197
*	Il Dong Pharmaceutical Co. Ltd.	20,038	196
*	Shinsung E&G Co. Ltd.	185,585	195
	Solid Inc.	59,157	195
	KISWIRE Ltd.	13,894	193
*	CMG Pharmaceutical Co. Ltd.	125,860	190
	Huons Co. Ltd.	9,566	189
	E1 Corp.	3,491	188
	iMarketKorea Inc.	30,830	188
*	Amicogen Inc.	55,210	188
*	AbClon Inc.	15,847	187
	NICE Holdings Co. Ltd.	22,737	185
	TK Corp.	20,711	184
	Sung Kwang Bend Co. Ltd.	19,737	183
	Harim Holdings Co. Ltd.	47,103	183
	Hankook Shell Oil Co. Ltd.	777	182
	Advanced Process Systems Corp.	14,177	181
	L&C Bio Co. Ltd.	14,070	181
	Handsome Co. Ltd.	15,955	179
	RFHIC Corp.	19,184	179
	TES Co. Ltd.	14,748	178
	Mcnex Co. Ltd.	14,132	177
	Songwon Industrial Co. Ltd.	17,802	175
*	DIO Corp.	14,318	173
	Seah Besteel Holdings Corp.	12,109	173
	Samyang Corp.	4,819	173
	KISCO Corp.	26,910	173
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	173
	Namyang Dairy Products Co. Ltd.	345	172
*	Yungjin Pharmaceutical Co. Ltd.	98,804	172
	Humedix Co. Ltd.	7,749	170
	Korea Asset In Trust Co. Ltd.	80,223	170
	Grand Korea Leisure Co. Ltd.	20,311	168
	Young Poong Corp.	576	166
	Samchully Co. Ltd.	2,506	164
	Hansae Co. Ltd.	14,725	163
	Dongwon F&B Co. Ltd.	6,916	159
	Tongyang Life Insurance Co. Ltd.	35,954	159
*	Danal Co. Ltd.	70,056	159
	Korea United Pharm Inc.	10,554	158
	ENF Technology Co. Ltd.	13,412	155
	NHN KCP Corp.	29,181	153
*	GeneOne Life Science Inc.	84,701	153
	Yunsung F&C Co. Ltd.	3,881	153
	SK Securities Co. Ltd.	412,921	152
	Korea Real Estate Investment & Trust Co. Ltd.	200,744	151
*,3	Cellivery Therapeutics Inc.	31,208	151
	HS Industries Co. Ltd.	48,529	149
	GOLFZON Co. Ltd.	3,185	149
	Hyundai Green Food	17,445	147
	Aekyung Industrial Co. Ltd.	12,505	144
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	142
	Daehan Flour Mill Co. Ltd.	1,465	141
	Chongkundang Holdings Corp.	3,470	140
	Hansol Paper Co. Ltd.	20,610	140
	iNtRON Biotechnology Inc.	32,431	137
	Ilyang Pharmaceutical Co. Ltd.	14,932	136
*	Daea TI Co. Ltd.	69,968	135
*	Komipharm International Co. Ltd.	43,177	135
	Huons Global Co. Ltd.	5,419	135
*	HLB Global Co. Ltd.	46,581	135
*	Bukwang Pharmaceutical Co. Ltd.	37,790	133
69

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	KH Vatec Co. Ltd.	19,909	133
	Modetour Network Inc.	18,313	132
	Dongwon Industries Co. Ltd.	5,318	129
	Hyundai Corp.	9,252	129
	Able C&C Co. Ltd.	24,606	128
	KC Co. Ltd.	9,355	127
*	Helixmith Co. Ltd.	48,162	127
*	Insun ENT Co. Ltd.	31,364	126
	Vieworks Co. Ltd.	7,236	125
	UniTest Inc.	16,989	125
	Seobu T&D	26,948	120
*	CrystalGenomics Invites Co. Ltd.	65,836	119
	Shinsegae International Inc.	12,573	119
	Tongyang Inc.	214,451	118
	Daol Investment & Securities Co. Ltd.	57,828	117
*	NEPES Corp.	20,292	114
	Gradiant Corp.	12,966	113
	Daeduck Co. Ltd.	24,912	112
*	Samsung Pharmaceutical Co. Ltd.	96,945	110
	SPC Samlip Co. Ltd.	3,026	109
	Cuckoo Homesys Co. Ltd.	6,811	109
	Hyundai GF Holdings	33,062	107
*,3	NKMax Co. Ltd.	72,996	107
*	ITM Semiconductor Co. Ltd.	7,554	101
	Namhae Chemical Corp.	21,157	100
*	Namsun Aluminum Co. Ltd.	100,935	100
*	Wysiwyg Studios Co. Ltd.	112,204	99
	Hansol Technics Co. Ltd.	31,255	98
	Dongkuk CM Co. Ltd.	20,598	95
*	MedPacto Inc.	24,390	93
	Toptec Co. Ltd.	23,613	90
*	Hanwha Galleria Corp.	96,793	90
*	Enplus Co. Ltd.	86,494	84
*	Interflex Co. Ltd.	11,070	81
*	Enzychem Lifesciences Corp.	78,426	80
*	Hyosung Chemical Corp.	2,700	78
	Maeil Dairies Co. Ltd.	2,376	66
	LOTTE Himart Co. Ltd.	11,291	65
*,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	58
*	HS Hyosung Corp.	1,856	54
*	KUMHOE&C Co. Ltd.	25,281	53
	Jeil Pharmaceutical Co. Ltd.	4,912	50
*	Medipost Co. Ltd.	8,878	42
	Eusu Holdings Co. Ltd.	8,667	32
	Kolon Corp.	2,853	30
	CJ Freshway Corp.	1,745	22
*	HJ Shipbuilding & Construction Co. Ltd.	13,450	22
*	Sangsangin Co. Ltd.	16,311	20
*	Wonik Holdings Co. Ltd.	11,463	18
	Hansol Holdings Co. Ltd.	5,237	9
			1,100,736
Total Common Stocks (Cost $9,462,958)			9,801,034
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	1,006,745	34,632
	Hyundai Motor Co. Preference Shares (XKRX)	43,179	4,989
	Hyundai Motor Co. Preference Shares	26,865	3,034
	LG Chem Ltd. Preference Shares	9,130	1,375
	LG Electronics Inc. Preference Shares	23,633	764
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,127	590
	LG H&H Co. Ltd. Preference Shares	3,890	409
	Hanwha Corp. Preference Shares	32,516	352
	Amorepacific Corp. (XKRX) Preference Shares	13,095	314
	Samsung SDI Co. Ltd. Preference Shares	1,948	282
	Daishin Securities Co. Ltd. Preference Shares	24,865	281
	CJ CheilJedang Corp. Preference Shares	1,656	158
Total Preferred Stocks (Cost $36,038)			47,180
70

Pacific Stock Index Fund
		Shares	Market Value• ($000)
Rights (0.0%)
*	Peptron Inc. Exp. 11/14/24	2,719	65
*	Ecopro HN Co. Ltd. Exp. 12/5/24	3,889	14
*,3	LOTTE REIT Co. Ltd. Exp. 11/5/24	25,619	1
*	ESR-LOGOS REIT Exp. 11/1/24	300,965	—
Total Rights (Cost $—)			80
Warrants (0.0%)
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24 (Cost $—)	28,618	—
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.834% (Cost $61,995)	620,034	61,997
Total Investments (99.9%) (Cost $9,560,991)			9,910,291
Other Assets and Liabilities—Net (0.1%)			10,437
Net Assets (100%)			9,920,728
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,737,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $45,475,000, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $57,065,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	December 2024	166	10,255	(328)
S&P ASX 200 Index	December 2024	133	17,877	(146)
Topix Index	December 2024	233	41,320	446
				(28)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/18/24	AUD	25,352	USD	17,476	—	(784)
Standard Chartered Bank	12/18/24	AUD	9,993	USD	6,688	—	(108)
BNP Paribas	12/18/24	JPY	3,843,680	USD	27,255	—	(1,789)
Royal Bank of Canada	12/18/24	JPY	684,344	USD	4,925	—	(392)
HSBC Bank plc	12/18/24	JPY	497,975	USD	3,568	—	(269)
JPMorgan Chase Bank, N.A.	12/18/24	JPY	449,923	USD	3,184	—	(203)
UBS AG	12/18/24	KRW	6,381,742	USD	4,829	—	(178)
Toronto-Dominion Bank	12/18/24	USD	4,030	AUD	6,065	37	—
Barclays Bank plc	12/18/24	USD	2,632	AUD	3,957	27	—
State Street Bank & Trust Co.	12/18/24	USD	599	HKD	4,653	—	—
Toronto-Dominion Bank	12/18/24	USD	26,580	JPY	3,825,682	1,234	—
State Street Bank & Trust Co.	12/18/24	USD	18,291	JPY	2,636,476	823	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	5,997	JPY	892,205	86	—
71

Pacific Stock Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	12/18/24	USD	378	KRW	505,235	10	—
State Street Bank & Trust Co.	12/18/24	USD	3,402	SGD	4,410	55	—
						2,272	(3,723)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,375,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
72

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,498,996)	9,848,294
Affiliated Issuers (Cost $61,995)	61,997
Total Investments in Securities	9,910,291
Investment in Vanguard	287
Cash Collateral Pledged—Futures Contracts	5,228
Cash Collateral Pledged—Forward Currency Contracts	2,130
Foreign Currency, at Value (Cost $3,591)	3,591
Receivables for Investment Securities Sold	1,152
Receivables for Accrued Income	55,889
Receivables for Capital Shares Issued	405
Unrealized Appreciation—Forward Currency Contracts	2,272
Other Assets	2,541
Total Assets	9,983,786
Liabilities
Due to Custodian	899
Payables for Investment Securities Purchased	25
Collateral for Securities on Loan	57,065
Payables for Capital Shares Redeemed	836
Payables to Vanguard	372
Variation Margin Payable—Futures Contracts	138
Unrealized Depreciation—Forward Currency Contracts	3,723
Total Liabilities	63,058
Net Assets	9,920,728
1 Includes $26,737,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	10,344,036
Total Distributable Earnings (Loss)	(423,308)
Net Assets	9,920,728

Investor Shares—Net Assets
Applicable to 349,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,933
Net Asset Value Per Share—Investor Shares	$14.10

ETF Shares—Net Assets
Applicable to 95,092,353 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,032,138
Net Asset Value Per Share—ETF Shares	$73.95

Admiral™ Shares—Net Assets
Applicable to 26,110,155 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,388,851
Net Asset Value Per Share—Admiral Shares	$91.49

Institutional Shares—Net Assets
Applicable to 35,346,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	494,806
Net Asset Value Per Share—Institutional Shares	$14.00

See accompanying Notes, which are an integral part of the Financial Statements.
73

Pacific Stock Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	262,692
Interest[2]	1,022
Securities Lending—Net	3,020
Total Income	266,734
Expenses
The Vanguard Group—Note B
Investment Advisory Services	572
Management and Administrative—Investor Shares	11
Management and Administrative—ETF Shares	3,994
Management and Administrative—Admiral Shares	1,996
Management and Administrative—Institutional Shares	200
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	265
Marketing and Distribution—Admiral Shares	89
Marketing and Distribution—Institutional Shares	15
Custodian Fees	676
Auditing Fees	50
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	411
Shareholders’ Reports and Proxy Fees—Admiral Shares	39
Shareholders’ Reports and Proxy Fees—Institutional Shares	94
Trustees’ Fees and Expenses	6
Other Expenses	40
Total Expenses	8,458
Expenses Paid Indirectly	(13)
Net Expenses	8,445
Net Investment Income	258,289
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(15,310)
Futures Contracts	7,917
Forward Currency Contracts	1,862
Foreign Currencies	(2,030)
Realized Net Gain (Loss)	(7,561)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,334,962
Futures Contracts	3,390
Forward Currency Contracts	(671)
Foreign Currencies	(2,692)
Change in Unrealized Appreciation (Depreciation)	1,334,989
Net Increase (Decrease) in Net Assets Resulting from Operations	1,585,717
1	Dividends are net of foreign withholding taxes of $20,385,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $671,000, $25,000, less than $1,000, and ($27,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $147,543,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
74

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	258,289	255,454
Realized Net Gain (Loss)	(7,561)	(24,354)
Change in Unrealized Appreciation (Depreciation)	1,334,989	747,040
Net Increase (Decrease) in Net Assets Resulting from Operations	1,585,717	978,140
Distributions
Investor Shares	(161)	(183)
ETF Shares	(220,124)	(180,303)
Admiral Shares	(75,447)	(67,424)
Institutional Shares	(13,978)	(10,276)
Total Distributions	(309,710)	(258,186)
Capital Share Transactions
Investor Shares	(2,173)	(351)
ETF Shares	(32,252)	397,056
Admiral Shares	(83,243)	(123,698)
Institutional Shares	61,129	57,414
Net Increase (Decrease) from Capital Share Transactions	(56,539)	330,421
Total Increase (Decrease)	1,219,468	1,050,375
Net Assets
Beginning of Period	8,701,260	7,650,885
End of Period	9,920,728	8,701,260

See accompanying Notes, which are an integral part of the Financial Statements.
75

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.30	$11.21	$15.40	$12.79	$13.01
Investment Operations
Net Investment Income[1]	.340	.350	.386	.349	.283
Net Realized and Unrealized Gain (Loss) on Investments	1.876	1.097	(4.175)	2.600	(.209)
Total from Investment Operations	2.216	1.447	(3.789)	2.949	.074
Distributions
Dividends from Net Investment Income	(.416)	(.357)	(.401)	(.339)	(.294)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.416)	(.357)	(.401)	(.339)	(.294)
Net Asset Value, End of Period	$14.10	$12.30	$11.21	$15.40	$12.79
Total Return[2]	18.13%	12.83%	-25.08%	23.09%	0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$6	$6	$12	$10
Ratio of Total Expenses to Average Net Assets	0.23%[3]	0.23%[3]	0.23%[3]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.71%	2.87%	2.25%	2.28%
Portfolio Turnover Rate[4]	5%	3%	6%	5%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
76

Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$64.49	$58.78	$80.80	$67.11	$68.25
Investment Operations
Net Investment Income[1]	1.917	1.944	2.158	1.993	1.577
Net Realized and Unrealized Gain (Loss) on Investments	9.840	5.738	(21.961)	13.594	(1.091)
Total from Investment Operations	11.757	7.682	(19.803)	15.587	.486
Distributions
Dividends from Net Investment Income	(2.297)	(1.972)	(2.217)	(1.897)	(1.626)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.297)	(1.972)	(2.217)	(1.897)	(1.626)
Net Asset Value, End of Period	$73.95	$64.49	$58.78	$80.80	$67.11
Total Return	18.36%	13.00%	-24.99%	23.27%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,032	$6,162	$5,276	$5,463	$3,630
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.88%	3.11%	2.45%	2.42%
Portfolio Turnover Rate[3]	5%	3%	6%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
77

Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$79.79	$72.71	$99.94	$83.00	$84.41
Investment Operations
Net Investment Income[1]	2.351	2.378	2.648	2.399	1.938
Net Realized and Unrealized Gain (Loss) on Investments	12.172	7.124	(27.155)	16.866	(1.354)
Total from Investment Operations	14.523	9.502	(24.507)	19.265	.584
Distributions
Dividends from Net Investment Income	(2.823)	(2.422)	(2.723)	(2.325)	(1.994)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.823)	(2.422)	(2.723)	(2.325)	(1.994)
Net Asset Value, End of Period	$91.49	$79.79	$72.71	$99.94	$83.00
Total Return[2]	18.33%	12.98%	-25.01%	23.25%	0.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,389	$2,154	$2,072	$2,834	$2,279
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.85%	3.06%	2.39%	2.40%
Portfolio Turnover Rate[4]	5%	3%	6%	5%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
78

Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.21	$11.13	$15.29	$12.70	$12.91
Investment Operations
Net Investment Income[1]	.369	.367	.405	.366	.296
Net Realized and Unrealized Gain (Loss) on Investments	1.856	1.086	(4.146)	2.582	(.199)
Total from Investment Operations	2.225	1.453	(3.741)	2.948	.097
Distributions
Dividends from Net Investment Income	(.435)	(.373)	(.419)	(.358)	(.307)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.435)	(.373)	(.419)	(.358)	(.307)
Net Asset Value, End of Period	$14.00	$12.21	$11.13	$15.29	$12.70
Total Return	18.35%	12.97%	-24.96%	23.25%	0.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$495	$379	$297	$416	$400
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.64%	2.87%	3.06%	2.39%	2.40%
Portfolio Turnover Rate[3]	5%	3%	6%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
79

Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
80

Pacific Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $287,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
81

Pacific Stock Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,650	9,796,935	2,449	9,801,034
Preferred Stocks	—	47,180	—	47,180
Rights	65	14	1	80
Warrants	—	—	—	—
Temporary Cash Investments	61,997	—	—	61,997
Total	63,712	9,844,129	2,450	9,910,291
Derivative Financial Instruments
Assets
Futures Contracts[1]	446	—	—	446
Forward Currency Contracts	—	2,272	—	2,272
Total	446	2,272	—	2,718
Liabilities
Futures Contracts[1]	(474)	—	—	(474)
Forward Currency Contracts	—	(3,723)	—	(3,723)
Total	(474)	(3,723)	—	(4,197)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	446	—	446
Unrealized Appreciation—Forward Currency Contracts	—	2,272	2,272
Total Assets	446	2,272	2,718

Unrealized Depreciation—Futures Contracts[1]	(474)	—	(474)
Unrealized Depreciation—Forward Currency Contracts	—	(3,723)	(3,723)
Total Liabilities	(474)	(3,723)	(4,197)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	7,917	—	7,917
Forward Currency Contracts	—	1,862	1,862
Realized Net Gain (Loss) on Derivatives	7,917	1,862	9,779
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,390	—	3,390
Forward Currency Contracts	—	(671)	(671)
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,390	(671)	2,719
82

Pacific Stock Index Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	141,640
Total Distributable Earnings (Loss)	(141,640)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	134,669
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	195,943
Capital Loss Carryforwards	(753,920)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(423,308)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	309,710	258,186
Long-Term Capital Gains	—	—
Total	309,710	258,186
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,710,850
Gross Unrealized Appreciation	2,090,966
Gross Unrealized Depreciation	(1,891,498)
Net Unrealized Appreciation (Depreciation)	199,468
G.	During the year ended October 31, 2024, the fund purchased $491,342,000 of investment securities and sold $477,552,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $266,307,000 and $378,672,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	376	26	804	63
Issued in Lieu of Cash Distributions	161	12	183	14
Redeemed	(2,710)	(203)	(1,338)	(104)
Net Increase (Decrease)—Investor Shares	(2,173)	(165)	(351)	(27)
83

Pacific Stock Index Fund
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	403,119	5,541	774,413	11,495
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(435,371)	(6,000)	(377,357)	(5,700)
Net Increase (Decrease)—ETF Shares	(32,252)	(459)	397,056	5,795
Admiral Shares
Issued	196,130	2,167	165,208	1,972
Issued in Lieu of Cash Distributions	61,070	685	54,639	662
Redeemed	(340,443)	(3,737)	(343,545)	(4,136)
Net Increase (Decrease)—Admiral Shares	(83,243)	(885)	(123,698)	(1,502)
Institutional Shares
Issued	84,094	5,951	91,584	7,026
Issued in Lieu of Cash Distributions	10,987	803	7,844	618
Redeemed	(33,952)	(2,436)	(42,014)	(3,297)
Net Increase (Decrease)—Institutional Shares	61,129	4,318	57,414	4,347
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
84

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
85

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
European Stock Index Fund	752,287
Pacific Stock Index Fund	200,949
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
European Stock Index Fund	678
Pacific Stock Index Fund	265
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
European Stock Index Fund	851,943	90,625
Pacific Stock Index Fund	283,028	18,645

Q720 122024
86

Financial Statements
For the year ended October 31, 2024
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
FTSE All-World ex-US Index Fund	1
FTSE All-World ex-US Small-Cap Index Fund	72
Report of Independent Registered Public Accounting Firm	156
Tax information	157

FTSE All-World ex-US Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Australia (4.9%)
	Commonwealth Bank of Australia	3,331,053	310,702
	BHP Group Ltd.	10,024,528	278,507
	CSL Ltd.	960,032	180,251
	National Australia Bank Ltd.	6,174,079	156,483
	Westpac Banking Corp.	6,903,520	144,986
	ANZ Group Holdings Ltd.	5,981,723	121,911
	Macquarie Group Ltd.	697,540	105,570
	Wesfarmers Ltd.	2,252,994	99,112
	Goodman Group	3,708,480	88,557
	Woodside Energy Group Ltd.	3,761,262	59,196
	Rio Tinto Ltd.	738,565	57,990
	Transurban Group	6,145,585	51,217
	Aristocrat Leisure Ltd.	1,262,559	50,805
	Woolworths Group Ltd.	2,432,244	47,704
	Fortescue Ltd.	3,163,573	39,617
	QBE Insurance Group Ltd.	2,986,971	33,723
	Brambles Ltd.	2,772,358	33,379
	Amcor plc GDR	2,858,781	31,516
	Coles Group Ltd.	2,592,632	29,923
	Suncorp Group Ltd.	2,530,894	29,688
*	Xero Ltd.	300,381	29,184
	Santos Ltd.	6,459,176	28,736
*	James Hardie Industries plc GDR	862,782	27,517
	Northern Star Resources Ltd.	2,239,177	25,984
	WiseTech Global Ltd.	322,254	24,742
	Scentre Group	10,325,567	23,673
	Cochlear Ltd.	126,823	23,480
	Insurance Australia Group Ltd.	4,751,333	23,331
	Origin Energy Ltd.	3,420,015	21,594
	South32 Ltd.	8,997,370	21,577
	Computershare Ltd. (XASX)	1,166,203	20,161
	Telstra Group Ltd.	8,041,070	20,130
	CAR Group Ltd.	732,819	18,050
	Sonic Healthcare Ltd.	952,615	16,785
	ASX Ltd.	384,892	16,391
	Stockland	4,734,732	16,011
	REA Group Ltd.	100,372	14,838
	Lottery Corp. Ltd.	4,423,514	14,454
	Medibank Pvt Ltd.	5,471,596	12,859
	Pro Medicus Ltd.	101,386	12,843
*	NEXTDC Ltd.	1,198,926	12,807
	Evolution Mining Ltd.	3,715,548	12,739
	Treasury Wine Estates Ltd.	1,618,979	12,020
	GPT Group	3,821,525	11,840
	JB Hi-Fi Ltd.	217,815	11,688
	BlueScope Steel Ltd.	879,285	11,684
	APA Group	2,551,096	11,681
	SEEK Ltd.	703,344	11,427
	Orica Ltd.	965,583	10,968
	Mirvac Group	7,816,005	10,926
	Seven Group Holdings Ltd.	393,335	10,716
	Vicinity Ltd.	7,531,252	10,707
*,1	Pilbara Minerals Ltd.	5,753,588	10,657
	Washington H Soul Pattinson & Co. Ltd.	483,390	10,593
	Dexus	2,142,343	10,055
	Endeavour Group Ltd.	3,202,070	9,850
*	Lynas Rare Earths Ltd.	1,863,335	9,260
	Charter Hall Group	937,304	9,249
	Ramsay Health Care Ltd.	348,833	9,175
	Bendigo & Adelaide Bank Ltd.	1,121,513	9,036
1

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	ALS Ltd.	963,775	8,897
	Mineral Resources Ltd.	342,900	8,812
	Worley Ltd.	951,470	8,737
	Ampol Ltd.	476,246	8,719
	Qube Holdings Ltd.	3,495,429	8,525
*	Qantas Airways Ltd.	1,593,103	8,435
	AGL Energy Ltd.	1,190,360	8,173
	Cleanaway Waste Management Ltd.	4,444,976	7,958
	Steadfast Group Ltd.	2,193,956	7,901
	Aurizon Holdings Ltd.	3,502,584	7,766
	Incitec Pivot Ltd.	3,877,346	7,649
	Atlas Arteria Ltd.	2,252,215	7,210
	Reece Ltd.	427,510	6,370
	Whitehaven Coal Ltd.	1,384,671	6,193
	Lendlease Corp. Ltd.	1,371,343	6,076
	Ansell Ltd.	290,117	5,899
	Bank of Queensland Ltd.	1,291,695	5,525
	IDP Education Ltd.	551,574	5,022
	Downer EDI Ltd.	1,345,298	4,929
	AMP Ltd.	5,145,131	4,806
	Metcash Ltd.	2,200,523	4,414
	Flight Centre Travel Group Ltd.	408,504	4,273
	Orora Ltd.	2,687,730	4,248
	IGO Ltd.	1,223,559	4,192
	Challenger Ltd.	1,021,390	4,045
	Harvey Norman Holdings Ltd.	1,177,616	3,532
	Region RE Ltd.	2,343,115	3,369
[1]	New Hope Corp. Ltd.	1,028,224	3,283
	Iluka Resources Ltd.	835,960	3,213
	Perpetual Ltd.	223,476	2,965
	Beach Energy Ltd.	3,564,608	2,920
	Insignia Financial Ltd.	1,342,495	2,906
	Domino's Pizza Enterprises Ltd.	129,367	2,831
	Yancoal Australia Ltd.	660,893	2,828
	Sims Ltd.	319,372	2,654
	GQG Partners Inc. GDR	1,282,966	2,329
[1]	TPG Telecom Ltd.	736,846	2,181
	Deterra Royalties Ltd.	844,260	2,043
	Nufarm Ltd.	773,641	1,950
	Magellan Financial Group Ltd.	275,389	1,929
*,1	Liontown Resources Ltd.	3,044,917	1,627
	Tabcorp Holdings Ltd.	4,528,357	1,389
	Domain Holdings Australia Ltd.	494,305	974
*	Star Entertainment Group Ltd.	5,213,197	813
			2,790,765
Austria (0.1%)
	Erste Group Bank AG	622,361	35,204
	OMV AG	281,177	11,652
	Verbund AG	130,875	10,778
	ANDRITZ AG	138,538	8,364
	Raiffeisen Bank International AG	254,837	4,565
	voestalpine AG	218,080	4,540
	Telekom Austria AG	181,094	1,497
			76,600
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,806,300	107,098
*	Argenx SE	118,349	69,785
	UCB SA	241,119	46,427
	KBC Group NV	473,846	34,515
	Ageas SA	328,022	17,119
	Groupe Bruxelles Lambert NV	169,080	12,217
	Syensqo SA	140,375	10,890
	Lotus Bakeries NV	793	10,395
	D'ieteren Group	44,788	9,696
	Ackermans & van Haaren NV	43,949	8,950
	Sofina SA	34,171	8,378
	Warehouses De Pauw CVA	339,290	8,075
	Elia Group SA	74,671	7,105
			350,650
2

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Brazil (1.0%)
	Vale SA	6,155,630	66,083
	Petroleo Brasileiro SA	5,276,766	35,654
	Itau Unibanco Holding SA ADR	5,424,830	32,820
	Petroleo Brasileiro SA ADR	2,398,383	29,668
	Weg SA	2,956,217	27,671
	B3 SA - Brasil Bolsa Balcao	11,079,591	20,354
	Centrais Eletricas Brasileiras SA	2,570,945	16,886
	Vale SA ADR	1,508,791	16,144
	Banco Do Brasil SA	3,405,678	15,512
	Banco Bradesco SA ADR	6,137,158	15,159
	Localiza Rent a Car SA (BVMF)	1,972,152	14,335
	Suzano SA	1,377,038	14,238
	JBS SA	2,253,232	14,036
	Cia de Saneamento Basico do Estado de Sao Paulo	855,307	13,624
	Petroleo Brasileiro SA ADR (XNYS)	1,009,524	13,578
	Banco BTG Pactual SA	2,338,834	13,157
*	Embraer SA	1,461,699	12,258
	Ambev SA	5,515,611	12,060
	Equatorial Energia SA	1,954,767	10,861
	PRIO SA	1,339,275	9,494
	Raia Drogasil SA	2,215,660	9,329
	Vibra Energia SA	2,229,004	8,602
	Rumo SA	2,495,469	8,590
	BB Seguridade Participacoes SA	1,350,351	8,005
[2]	Rede D'Or Sao Luiz SA	1,531,953	7,780
	Ambev SA ADR	3,278,721	7,148
	Banco Bradesco SA	2,957,102	6,517
	Lojas Renner SA	1,905,973	6,123
	Telefonica Brasil SA	665,627	6,061
	Ultrapar Participacoes SA	1,644,222	5,942
*	BRF SA	1,309,359	5,941
	Klabin SA	1,640,908	5,921
*,2	Hapvida Participacoes e Investimentos SA	9,433,949	5,744
	Cosan SA	2,412,871	4,934
	Energisa SA	647,379	4,832
	Itau Unibanco Holding SA	925,008	4,831
	CCR SA	2,230,751	4,727
	Totvs SA	891,491	4,602
	Natura & Co. Holding SA	1,924,462	4,564
	TIM SA	1,501,430	4,306
	Allos SA	916,200	3,506
	Gerdau SA ADR	1,089,520	3,399
	Banco Santander Brasil SA	721,653	3,395
	Santos Brasil Participacoes SA	1,404,200	3,068
	Hypera SA	798,383	3,052
*	Sendas Distribuidora SA	2,158,570	2,797
	Multiplan Empreendimentos Imobiliarios SA	614,617	2,721
	Transmissora Alianca de Energia Eletrica SA	424,156	2,569
	Engie Brasil Energia SA	344,010	2,468
[2]	GPS Participacoes e Empreendimentos SA	831,700	2,454
	Porto Seguro SA	365,424	2,412
	Cia Paranaense de Energia - Copel	1,553,465	2,341
	Caixa Seguridade Participacoes SA	890,200	2,217
	CPFL Energia SA	379,500	2,151
	Cia Energetica de Minas Gerais ADR	980,613	1,893
	Telefonica Brasil SA ADR	197,498	1,799
*	Eneva SA	789,635	1,787
*	Marfrig Global Foods SA	656,900	1,783
	Neoenergia SA	445,700	1,473
	Sao Martinho SA	321,500	1,408
	Atacadao SA	1,052,012	1,363
	Cia Siderurgica Nacional SA	636,951	1,297
	Auren Energia SA	724,984	1,285
*	Magazine Luiza SA	737,888	1,207
	Alupar Investimento SA	234,108	1,188
	SLC Agricola SA	397,340	1,169
	Cia Siderurgica Nacional SA ADR	562,004	1,146
	CSN Mineracao SA	1,007,100	1,082
	Grupo Mateus SA	809,900	1,062
3

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	M Dias Branco SA	244,686	1,059
	Cia Paranaense de Energia - Copel ADR (XYNS)	134,139	900
	Smartfit Escola de Ginastica e Danca SA	231,000	873
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	746,852	813
*,1	Sendas Distribuidora SA ADR	102,821	668
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	141,500	468
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	386
	Cia Paranaense de Energia - Copel ADR	63,132	377
*,1	Braskem SA Class A ADR	60,561	368
	Cia Energetica de Minas Gerais	127,394	320
	TIM SA ADR	21,923	313
			594,128
Canada (6.5%)
	Royal Bank of Canada	2,803,752	339,084
	Toronto-Dominion Bank	3,509,278	193,995
*	Shopify Inc. Class A	2,386,593	186,697
	Enbridge Inc.	4,196,911	169,522
	Brookfield Corp.	2,956,811	156,786
	Canadian Pacific Kansas City Ltd.	1,856,182	143,191
	Canadian Natural Resources Ltd.	4,179,790	142,143
[1]	Bank of Montreal	1,443,143	131,509
	Bank of Nova Scotia	2,430,893	125,163
	Canadian National Railway Co.	1,118,168	120,743
	Constellation Software Inc.	39,462	119,009
	Canadian Imperial Bank of Commerce	1,864,723	116,663
	Manulife Financial Corp.	3,593,829	104,974
[1]	Suncor Energy Inc.	2,563,678	96,777
	TC Energy Corp.	2,064,389	96,017
	Waste Connections Inc.	512,118	90,529
	Agnico Eagle Mines Ltd.	989,939	85,446
	Alimentation Couche-Tard Inc.	1,561,570	81,435
	Intact Financial Corp.	354,250	67,652
[1]	Sun Life Financial Inc.	1,161,376	64,393
	National Bank of Canada	674,375	64,321
	Wheaton Precious Metals Corp.	900,488	59,468
	Dollarama Inc.	547,390	56,962
	Fairfax Financial Holdings Ltd.	42,539	52,863
	Franco-Nevada Corp.	379,968	50,437
	Pembina Pipeline Corp.	1,154,046	48,280
	Barrick Gold Corp.	2,469,189	47,722
	Nutrien Ltd.	984,305	46,934
	Teck Resources Ltd. Class B	1,006,821	46,843
	Cameco Corp.	863,094	45,103
*	CGI Inc.	405,604	44,931
	Thomson Reuters Corp.	273,921	44,837
	Brookfield Asset Management Ltd. Class A (XTSE)	822,115	43,617
	Restaurant Brands International Inc.	620,674	43,169
	Fortis Inc. (XTSE)	979,341	42,364
	Cenovus Energy Inc.	2,591,022	41,666
	Loblaw Cos. Ltd.	288,274	36,448
	Power Corp. of Canada	1,084,848	34,290
	Tourmaline Oil Corp.	696,807	32,124
	Metro Inc.	410,877	24,402
	Imperial Oil Ltd.	325,113	24,261
	Magna International Inc.	534,503	21,102
[2]	Hydro One Ltd.	630,714	20,307
	Barrick Gold Corp. (XLON)	1,025,962	19,742
	BCE Inc.	605,651	19,526
	Great-West Lifeco Inc.	546,173	18,327
	George Weston Ltd.	110,783	17,572
	TELUS Corp.	979,941	15,491
*	South Bow Corp.	410,668	10,255
[1]	Enbridge Inc. (XTSE)	30,400	1,228
*	Shopify Inc. Class A (XTSE)	14,402	1,126
			3,707,446
Chile (0.1%)
	Banco De Chile	86,784,395	10,081
	Empresas COPEC SA	970,401	6,123
*	Falabella SA	1,582,249	5,667
4

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Banco de Credito e Inversiones SA	187,956	5,498
	Cencosud SA	2,628,778	5,410
	Latam Airlines Group SA	398,469,949	5,315
	Banco Santander Chile ADR	229,121	4,477
[1]	Sociedad Quimica y Minera de Chile SA ADR	113,016	4,339
	Empresas CMPC SA	2,345,016	3,735
	Enel Americas SA	38,027,245	3,559
	Cia Sud Americana de Vapores SA	33,997,488	1,839
	Enel Chile SA	34,176,284	1,812
	Colbun SA	14,394,990	1,781
	Quinenco SA	509,022	1,638
	Banco Itau Chile SA	149,477	1,617
	Banco Santander Chile	32,304,944	1,598
	Cencosud Shopping SA	967,439	1,593
	Aguas Andinas SA Class A	5,160,979	1,473
	Cia Cervecerias Unidas SA	251,720	1,391
	Plaza SA	691,654	1,126
	Enel Chile SA ADR	288,934	792
			70,864
China (8.4%)
	Tencent Holdings Ltd.	12,324,304	642,615
	Alibaba Group Holding Ltd.	33,823,940	413,745
*,2	Meituan Class B	11,222,578	265,194
*	PDD Holdings Inc. ADR	1,406,529	169,613
	China Construction Bank Corp. Class H	185,263,517	143,808
	JD.com Inc. Class A	5,311,913	107,721
*,2	Xiaomi Corp. Class B	29,125,968	99,899
	Industrial & Commercial Bank of China Ltd. Class H	157,111,655	94,244
	Bank of China Ltd. Class H	165,911,284	78,746
	BYD Co. Ltd. Class H	2,157,655	77,931
	Ping An Insurance Group Co. of China Ltd. Class H	12,422,862	76,969
*	Trip.com Group Ltd.	1,110,935	71,494
	NetEase Inc.	3,583,582	57,656
*	Baidu Inc. Class A	4,426,212	50,507
	Kweichow Moutai Co. Ltd. Class A	175,084	37,605
	China Merchants Bank Co. Ltd. Class H	7,517,341	36,786
	Yum China Holdings Inc.	757,993	34,061
*,2	Kuaishou Technology	5,608,400	33,050
	China Life Insurance Co. Ltd. Class H	14,812,183	31,398
	PetroChina Co. Ltd. Class H	41,500,969	31,164
	Agricultural Bank of China Ltd. Class H	61,053,835	29,999
	China Shenhua Energy Co. Ltd. Class H	6,714,360	29,073
	China Petroleum & Chemical Corp. Class H	48,478,731	27,308
*	Li Auto Inc. Class A	2,145,273	26,977
	ANTA Sports Products Ltd.	2,494,673	26,626
	KE Holdings Inc. ADR	1,207,226	26,474
	Zijin Mining Group Co. Ltd. Class H	11,540,882	24,583
*	BeiGene Ltd.	1,552,900	24,457
	Contemporary Amperex Technology Co. Ltd. Class A	613,139	21,280
	PICC Property & Casualty Co. Ltd. Class H	13,360,470	20,267
	Geely Automobile Holdings Ltd.	10,797,097	18,980
	New Oriental Education & Technology Group Inc.	3,025,850	18,936
	China Resources Land Ltd.	5,467,816	18,227
	China Pacific Insurance Group Co. Ltd. Class H	5,163,825	17,933
	Haier Smart Home Co. Ltd. Class H	4,497,901	16,324
	Tencent Music Entertainment Group ADR	1,462,393	16,276
	China Merchants Bank Co. Ltd. Class A	2,887,609	15,178
	CITIC Ltd.	12,654,697	14,864
*,2	Wuxi Biologics Cayman Inc.	6,956,112	14,778
*	XPeng Inc. Class A	2,591,016	14,640
	China Overseas Land & Investment Ltd.	7,633,129	14,586
	H World Group Ltd.	3,883,210	14,293
	China Mengniu Dairy Co. Ltd.	6,089,504	13,637
	Full Truck Alliance Co. Ltd. ADR	1,481,371	13,258
	China Yangtze Power Co. Ltd. Class A	3,397,721	13,172
*	NIO Inc. Class A	2,533,439	13,031
[2]	Nongfu Spring Co. Ltd. Class H	3,460,800	12,894
*,2	Innovent Biologics Inc.	2,917,847	12,684
[2]	China Tower Corp. Ltd. Class H	92,703,053	12,509
5

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Bilibili Inc. Class Z	562,563	12,429
[2]	Pop Mart International Group Ltd.	1,366,800	12,357
	CSPC Pharmaceutical Group Ltd.	16,650,869	12,327
[2]	Postal Savings Bank of China Co. Ltd. Class H	20,977,351	12,047
	Ping An Insurance Group Co. of China Ltd. Class A	1,529,954	12,037
	China CITIC Bank Corp. Ltd. Class H	18,882,749	11,769
	China Resources Beer Holdings Co. Ltd.	3,135,630	11,615
	BYD Co. Ltd. Class A	276,955	11,412
	Bank of Communications Co. Ltd. Class H	14,824,099	11,228
	Wuliangye Yibin Co. Ltd. Class A	539,443	11,138
*,2	Akeso Inc.	1,360,000	10,962
*	J&T Global Express Ltd.	13,614,400	10,750
	ENN Energy Holdings Ltd.	1,512,818	10,658
	Vipshop Holdings Ltd. ADR	680,665	9,829
	Yangzijiang Shipbuilding Holdings Ltd.	5,045,796	9,803
*,2	SenseTime Group Inc. Class B	48,003,000	9,596
	CITIC Securities Co. Ltd. Class H	3,362,765	9,287
*	TAL Education Group ADR	828,626	9,214
	Kanzhun Ltd. ADR	624,884	9,092
	Li Ning Co. Ltd.	4,449,802	9,079
*	GCL-Poly Energy Holdings Ltd.	40,813,000	9,012
	China Resources Power Holdings Co. Ltd.	3,743,843	9,006
	Industrial & Commercial Bank of China Ltd. Class A	10,594,297	9,001
	Sino Biopharmaceutical Ltd.	19,368,718	8,799
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,218,365	8,618
	COSCO SHIPPING Holdings Co. Ltd. Class H	5,714,490	8,463
	Sunny Optical Technology Group Co. Ltd.	1,293,818	8,416
	People's Insurance Co. Group of China Ltd. Class H	16,138,882	8,146
[2]	CGN Power Co. Ltd. Class H	22,460,536	8,073
	Agricultural Bank of China Ltd. Class A	12,070,429	8,029
	Yankuang Energy Group Co. Ltd. Class H	6,151,178	8,004
	Tsingtao Brewery Co. Ltd. Class H	1,197,057	7,708
[2]	Longfor Group Holdings Ltd.	4,684,835	7,589
	Zijin Mining Group Co. Ltd. Class A	3,212,774	7,536
	Industrial Bank Co. Ltd. Class A	2,912,500	7,487
	East Money Information Co. Ltd. Class A	2,282,914	7,433
	Great Wall Motor Co. Ltd. Class H	4,665,716	7,419
	Qifu Technology Inc. ADR	225,482	7,398
*,2	JD Health International Inc.	2,052,473	7,347
	China Hongqiao Group Ltd.	4,491,067	7,216
	Anhui Conch Cement Co. Ltd. Class H	2,436,437	7,077
	Kunlun Energy Co. Ltd.	7,325,356	6,947
*,2	JD Logistics Inc.	3,357,917	6,833
	China Resources Gas Group Ltd.	1,768,889	6,820
*	Midea Group Co. Ltd.	711,102	6,682
	China Galaxy Securities Co. Ltd. Class H	7,358,117	6,550
	BYD Electronic International Co. Ltd.	1,525,091	6,536
	CMOC Group Ltd. Class H	7,791,984	6,450
	CITIC Securities Co. Ltd. Class A	1,624,586	6,411
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	167,673	6,282
	Sinopharm Group Co. Ltd. Class H	2,472,106	6,159
[2]	Haidilao International Holding Ltd.	3,041,237	6,134
[2]	China Feihe Ltd.	7,995,745	6,035
*	Kingdee International Software Group Co. Ltd.	5,740,303	6,009
[2]	Giant Biogene Holding Co. Ltd.	885,400	6,005
	Luxshare Precision Industry Co. Ltd. Class A	998,239	5,881
	Hygon Information Technology Co. Ltd. Class A	325,454	5,870
*	Alibaba Health Information Technology Ltd.	11,604,719	5,869
*	Zai Lab Ltd.	1,922,010	5,860
	Jiangsu Hengrui Medicine Co. Ltd. Class A	893,222	5,859
	China Longyuan Power Group Corp. Ltd. Class H	6,582,086	5,853
	Weichai Power Co. Ltd. Class H	3,865,334	5,841
	Foxconn Industrial Internet Co. Ltd. Class A	1,732,000	5,809
	Haitong Securities Co. Ltd. Class H	6,962,410	5,799
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,074,262	5,645
	Kingsoft Corp. Ltd.	1,619,323	5,581
	China Shenhua Energy Co. Ltd. Class A	984,156	5,539
	Tingyi Cayman Islands Holding Corp.	3,736,367	5,451
	CRRC Corp. Ltd. Class H	8,410,000	5,444
[2]	China International Capital Corp. Ltd. Class H	2,967,627	5,363
6

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Coal Energy Co. Ltd. Class H	4,286,041	5,347
	Bank of Communications Co. Ltd. Class A	5,345,920	5,346
*,2	Zhejiang Leapmotor Technologies Ltd.	1,342,300	5,299
	Tongcheng-Elong Holdings Ltd.	2,332,918	5,278
	China Petroleum & Chemical Corp. Class A	6,063,400	5,269
	Want Want China Holdings Ltd.	8,452,807	5,260
	Aluminum Corp. of China Ltd. Class H	8,129,642	5,180
	Zhaojin Mining Industry Co. Ltd. Class H	2,939,637	5,152
	China State Construction International Holdings Ltd.	3,483,767	5,113
	New China Life Insurance Co. Ltd. Class H	1,513,789	5,109
	China Gas Holdings Ltd.	5,769,592	4,955
	China Taiping Insurance Holdings Co. Ltd.	2,876,072	4,954
	China State Construction Engineering Corp. Ltd. Class A	5,848,629	4,954
	China Minsheng Banking Corp. Ltd. Class H	13,289,669	4,936
	China Pacific Insurance Group Co. Ltd. Class A	943,400	4,882
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	168,960	4,773
[2]	China Resources Mixc Lifestyle Services Ltd.	1,156,400	4,771
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,028,514	4,703
	Wanhua Chemical Group Co. Ltd. Class A	443,420	4,694
	Shaanxi Coal Industry Co. Ltd. Class A	1,345,900	4,670
*	Muyuan Foods Co. Ltd. Class A	760,637	4,668
[1,2]	Smoore International Holdings Ltd.	3,566,350	4,656
[2]	Huatai Securities Co. Ltd. Class H	2,720,385	4,605
	Huaneng Power International Inc. Class H	8,300,226	4,447
	Bank of China Ltd. Class A	6,560,403	4,446
	Ping An Bank Co. Ltd. Class A	2,771,300	4,438
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,896,608	4,422
	Xinyi Solar Holdings Ltd.	8,524,220	4,372
*,1	China Vanke Co. Ltd. Class H	4,548,039	4,330
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	698,905	4,303
*	Gds Holdings Ltd. Class A	1,579,027	4,259
	SF Holding Co. Ltd. Class A	674,355	4,241
	China Railway Group Ltd. Class H	8,238,299	4,111
	China Merchants Port Holdings Co. Ltd.	2,494,229	4,102
	NAURA Technology Group Co. Ltd. Class A	74,500	4,101
	NARI Technology Co. Ltd. Class A	1,118,387	4,087
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,054,325	4,046
	PetroChina Co. Ltd. Class A	3,487,097	3,966
	Luzhou Laojiao Co. Ltd. Class A	207,688	3,960
	Bosideng International Holdings Ltd.	7,044,931	3,950
*	HengTen Networks Group Ltd.	16,079,840	3,948
	Haier Smart Home Co. Ltd. Class A	959,696	3,944
[2]	WuXi AppTec Co. Ltd. Class H	591,498	3,934
[2]	Yadea Group Holdings Ltd.	2,272,000	3,924
	China National Building Material Co. Ltd. Class H	9,123,670	3,882
*	Genscript Biotech Corp.	2,527,596	3,866
	China Power International Development Ltd.	8,856,326	3,802
	Anhui Gujing Distillery Co. Ltd. Class B	245,950	3,766
	Jiangxi Copper Co. Ltd. Class H	2,231,392	3,753
	CRRC Corp. Ltd. Class A	3,210,397	3,752
	ZTE Corp. Class H	1,501,912	3,738
	Guangdong Investment Ltd.	5,824,664	3,708
*	Cambricon Technologies Corp. Ltd. Class A	57,815	3,682
	Sungrow Power Supply Co. Ltd. Class A	287,466	3,664
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,554
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,735,180	3,554
	Sinotruk Hong Kong Ltd.	1,316,384	3,553
	China Everbright Environment Group Ltd.	7,208,484	3,491
[1]	MINISO Group Holding Ltd.	694,152	3,479
	Hengan International Group Co. Ltd.	1,172,793	3,463
	Kingboard Holdings Ltd.	1,429,813	3,462
	Gree Electric Appliances Inc. of Zhuhai Class A	560,523	3,429
	WuXi AppTec Co. Ltd. Class A	468,621	3,428
*	Seres Group Co. Ltd. Class A	209,100	3,426
	GF Securities Co. Ltd. Class H	2,394,597	3,402
	Bank of Ningbo Co. Ltd. Class A	930,970	3,347
	China National Nuclear Power Co. Ltd. Class A	2,345,400	3,314
[1]	China Cinda Asset Management Co. Ltd. Class H	17,147,916	3,308
[2]	Hua Hong Semiconductor Ltd.	1,182,633	3,308
	China Oilfield Services Ltd. Class H	3,510,706	3,285
7

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Autohome Inc. ADR	115,446	3,244
	China CSSC Holdings Ltd. Class A	626,400	3,234
	Haitian International Holdings Ltd.	1,147,947	3,175
	Greentown China Holdings Ltd.	2,386,797	3,161
	Beijing Enterprises Holdings Ltd.	958,588	3,141
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	3,098
	Bank of Jiangsu Co. Ltd. Class A	2,499,990	3,098
	China CITIC Bank Corp. Ltd. Class A	3,299,235	3,032
	Country Garden Services Holdings Co. Ltd.	4,022,727	3,031
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	3,016
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	3,936,993	3,004
	China Everbright Bank Co. Ltd. Class A	6,023,226	2,922
	Shenzhen Inovance Technology Co. Ltd. Class A	372,600	2,909
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,636,346	2,885
*,2	China Literature Ltd.	788,429	2,847
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,824
	Tongwei Co. Ltd. Class A	648,500	2,812
	BOE Technology Group Co. Ltd. Class A	4,221,500	2,771
	China Tourism Group Duty Free Corp. Ltd. Class A	287,562	2,743
	China United Network Communications Ltd. Class A	3,875,200	2,718
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,501,596	2,709
*,2	China Huarong Asset Management Co. Ltd. Class H	31,371,000	2,694
	Aier Eye Hospital Group Co. Ltd. Class A	1,315,378	2,676
	China Merchants Securities Co. Ltd. Class A	988,167	2,674
[1,2]	Guotai Junan Securities Co. Ltd. Class H	1,804,731	2,644
	Postal Savings Bank of China Co. Ltd. Class A	3,602,336	2,640
	Zhongji Innolight Co. Ltd. Class A	133,417	2,636
	AviChina Industry & Technology Co. Ltd. Class H	4,898,567	2,631
	Poly Developments and Holdings Group Co. Ltd. Class A	1,727,695	2,627
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,696,619	2,622
	Yuexiu Property Co. Ltd.	3,167,853	2,621
[2]	3SBio Inc.	3,492,769	2,620
	Far East Horizon Ltd.	3,731,301	2,617
	TravelSky Technology Ltd. Class H	1,862,759	2,611
	China Communications Services Corp. Ltd. Class H	4,857,205	2,610
	Jiangsu Expressway Co. Ltd. Class H	2,587,275	2,603
	China Conch Venture Holdings Ltd.	2,808,415	2,601
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	168,774	2,539
	C&D International Investment Group Ltd.	1,338,759	2,533
*	Minth Group Ltd.	1,383,714	2,529
[1,2]	CSC Financial Co. Ltd. Class H	2,108,748	2,515
	Hisense Home Appliances Group Co. Ltd. Class H	790,000	2,503
	China Railway Group Ltd. Class A	2,765,518	2,493
	China Minsheng Banking Corp. Ltd. Class A	4,679,184	2,486
	Shandong Gold Mining Co. Ltd. Class A	672,363	2,474
	China Medical System Holdings Ltd.	2,469,850	2,470
	Shenwan Hongyuan Group Co. Ltd. Class A	3,298,295	2,467
	Jiangsu Yanghe Distillery Co. Ltd. Class A	217,000	2,454
	RLX Technology Inc. ADR	1,509,695	2,446
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,549,306	2,440
	Wens Foodstuffs Group Co. Ltd. Class A	927,680	2,429
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,429
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	2,415
	Shanghai Baosight Software Co. Ltd. Class B	1,587,336	2,403
	Huatai Securities Co. Ltd. Class A	968,400	2,400
	Beijing Enterprises Water Group Ltd.	8,027,390	2,390
	China Everbright Bank Co. Ltd. Class H	7,064,063	2,388
	ZTE Corp. Class A	561,879	2,385
	Advanced Micro-Fabrication Equipment Inc. Class A	87,685	2,368
	Bank of Beijing Co. Ltd. Class A	2,963,000	2,355
	Guotai Junan Securities Co. Ltd. Class A	882,400	2,353
	Shenzhen International Holdings Ltd.	2,766,160	2,348
	Fosun International Ltd.	4,125,288	2,342
	Beijing Kingsoft Office Software Inc. Class A	64,563	2,334
	Daqin Railway Co. Ltd. Class A	2,529,200	2,316
*	iQIYI Inc. ADR	881,391	2,300
[2]	China Resources Pharmaceutical Group Ltd.	3,240,732	2,292
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,282
	CSC Financial Co. Ltd. Class A	637,538	2,279
	Lens Technology Co. Ltd. Class A	717,500	2,265
8

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	AECC Aviation Power Co. Ltd. Class A	373,300	2,244
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,178,566	2,241
	SDIC Power Holdings Co. Ltd. Class A	1,029,583	2,202
	Fuyao Glass Industry Group Co. Ltd. Class A	274,000	2,192
	Uni-President China Holdings Ltd.	2,337,604	2,188
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	2,182
	Zhejiang Expressway Co. Ltd. Class H	3,287,629	2,178
	Haitong Securities Co. Ltd. Class A	1,306,094	2,164
	Huaxia Bank Co. Ltd. Class A	2,175,898	2,163
	Shenzhen Transsion Holdings Co. Ltd. Class A	161,065	2,158
*	Air China Ltd. Class H	3,808,019	2,143
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	2,136
[2]	Shandong Gold Mining Co. Ltd. Class H	1,077,116	2,134
[1]	Guangzhou Automobile Group Co. Ltd. Class H	6,052,058	2,121
	Bank of Nanjing Co. Ltd. Class A	1,464,065	2,111
	Bank of Shanghai Co. Ltd. Class A	1,928,791	2,103
	China Jinmao Holdings Group Ltd.	13,517,706	2,099
	Iflytek Co. Ltd. Class A	325,000	2,093
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	2,089
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	2,084
[1,2]	Jinxin Fertility Group Ltd.	4,685,161	2,078
	SAIC Motor Corp. Ltd. Class A	1,145,915	2,073
[2]	Ganfeng Lithium Group Co. Ltd. Class H	731,390	2,006
	Zhongsheng Group Holdings Ltd.	1,303,104	2,004
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,250,296	1,987
*	Daqo New Energy Corp. ADR	87,337	1,972
	China Galaxy Securities Co. Ltd. Class A	962,803	1,971
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,893,315	1,968
	Eve Energy Co. Ltd. Class A	288,064	1,966
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,960
*	JOYY Inc. ADR	56,621	1,928
[1]	Flat Glass Group Co. Ltd. Class H	945,649	1,927
	TCL Technology Group Corp. Class A	2,578,950	1,922
	Kuang-Chi Technologies Co. Ltd. Class A	322,300	1,920
	Anhui Conch Cement Co. Ltd. Class A	496,492	1,867
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,860
	China Construction Bank Corp. Class A	1,667,700	1,860
[2]	Topsports International Holdings Ltd.	5,561,209	1,853
	New China Life Insurance Co. Ltd. Class A	274,347	1,851
*	Shanghai Electric Group Co. Ltd. Class H	5,733,404	1,849
	Brilliance China Automotive Holdings Ltd.	5,638,000	1,820
	Power Construction Corp. of China Ltd. Class A	2,344,400	1,815
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,368,150	1,813
	Aluminum Corp. of China Ltd. Class A	1,685,100	1,805
	XCMG Construction Machinery Co. Ltd. Class A	1,653,400	1,803
	Kingboard Laminates Holdings Ltd.	2,051,618	1,783
	Weichai Power Co. Ltd. Class A	937,348	1,760
	GF Securities Co. Ltd. Class A	766,248	1,744
	China Energy Engineering Corp. Ltd. Class A (XSSC)	5,301,699	1,744
	Sinotrans Ltd. Class H	3,899,064	1,742
	Yankuang Energy Group Co. Ltd. Class A	796,790	1,728
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	299,800	1,725
*	Alibaba Pictures Group Ltd.	27,622,294	1,721
	Xtep International Holdings Ltd.	2,316,500	1,718
	Shanghai International Airport Co. Ltd. Class A	347,598	1,709
	GD Power Development Co. Ltd. Class A	2,508,296	1,706
*	China Southern Airlines Co. Ltd. Class H	3,861,237	1,688
	Yihai International Holding Ltd.	942,418	1,679
[1,2]	China Merchants Securities Co. Ltd. Class H	983,713	1,673
	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,654
*,1,2	East Buy Holding Ltd.	865,500	1,652
*,1	Seazen Group Ltd.	5,389,639	1,628
	Huadian Power International Corp. Ltd. Class H	3,269,550	1,625
*,2	Ping An Healthcare and Technology Co. Ltd.	1,095,208	1,624
	GoerTek Inc. Class A	492,220	1,616
	Eoptolink Technology Inc. Ltd. Class A	88,700	1,608
	China Reinsurance Group Corp. Class H	13,486,206	1,606
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,576
	People's Insurance Co. Group of China Ltd. Class A	1,575,500	1,575
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,565
9

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	954,673	1,559
	China Zheshang Bank Co. Ltd. Class H	5,593,000	1,553
*,2	Hygeia Healthcare Holdings Co. Ltd. Class C	683,267	1,545
	Sichuan Chuantou Energy Co. Ltd. Class A	654,700	1,541
	Henan Shuanghui Investment & Development Co. Ltd. Class A	438,108	1,533
	Montage Technology Co. Ltd. Class A	159,095	1,528
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	68,500	1,521
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	1,508
*	China Vanke Co. Ltd. Class A	1,147,500	1,500
	WUS Printed Circuit Kunshan Co. Ltd. Class A	263,770	1,497
*,1	Microport Scientific Corp.	1,798,074	1,489
*	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	1,485
	Orient Securities Co. Ltd. Class A	1,002,057	1,483
	Sichuan Changhong Electric Co. Ltd. Class A	638,000	1,476
	JCET Group Co. Ltd. Class A	260,200	1,452
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,442
	Ganfeng Lithium Co. Ltd. Class A	299,300	1,429
	Ningbo Tuopu Group Co. Ltd. Class A	233,595	1,420
	TBEA Co. Ltd. Class A	712,660	1,416
	Yangzijiang Financial Holding Ltd.	4,680,796	1,415
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	207,000	1,413
	Dongfeng Motor Group Co. Ltd. Class H	4,580,643	1,412
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,407
	Suzhou TFC Optical Communication Co. Ltd. Class A	77,700	1,386
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	1,385
	Chongqing Changan Automobile Co. Ltd. Class B	3,072,364	1,384
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,380
	Metallurgical Corp. of China Ltd. Class H	6,425,030	1,380
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,378
	Founder Securities Co. Ltd. Class A	1,131,695	1,376
	CMOC Group Ltd. Class A	1,295,703	1,375
*	Nine Dragons Paper Holdings Ltd.	3,151,072	1,372
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,372
	Cosco Shipping Ports Ltd.	2,397,097	1,371
	Great Wall Motor Co. Ltd. Class A	371,836	1,369
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	1,367
	Zhejiang NHU Co. Ltd. Class A	428,628	1,366
	360 Security Technology Inc. Class A	1,000,799	1,360
	Shanghai Industrial Holdings Ltd.	888,512	1,355
	Shenzhen Expressway Corp. Ltd. Class H	1,471,782	1,336
	Sanan Optoelectronics Co. Ltd. Class A	687,700	1,326
*,2	Luye Pharma Group Ltd.	3,681,461	1,322
	Weibo Corp. ADR	145,392	1,316
	Zhongjin Gold Corp. Ltd. Class A	660,300	1,312
	Inspur Electronic Information Industry Co. Ltd. Class A	200,420	1,310
	Jinko Solar Co. Ltd. Class A	972,878	1,297
	BOE Technology Group Co. Ltd. Class B	3,360,015	1,296
*	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	1,292
	Huaneng Lancang River Hydropower Inc. Class A	942,200	1,291
	JA Solar Technology Co. Ltd. Class A	469,089	1,276
	Shougang Fushan Resources Group Ltd.	3,524,303	1,275
	Isoftstone Information Technology Group Co. Ltd. Class A	133,300	1,268
*	Hytera Communications Corp. Ltd. Class A	316,800	1,263
*	GigaDevice Semiconductor Inc. Class A	99,071	1,250
*	China Southern Airlines Co. Ltd. Class A	1,436,797	1,246
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	1,244
	Anhui Expressway Co. Ltd. Class H	1,108,728	1,235
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,234
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,233
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,227
	Jiangxi Copper Co. Ltd. Class A	401,900	1,225
[2]	Orient Securities Co. Ltd. Class H	1,836,835	1,224
	Satellite Chemical Co. Ltd. Class A	460,380	1,224
	Lingyi iTech Guangdong Co. Class A	966,500	1,218
[2]	BAIC Motor Corp. Ltd. Class H	4,387,436	1,212
	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,199
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	230,200	1,191
*	OFILM Group Co. Ltd. Class A	479,400	1,185
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,184
	Sun Art Retail Group Ltd.	4,005,500	1,179
10

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	1,178
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,177
	National Silicon Industry Group Co. Ltd. Class A	373,782	1,177
	China Coal Energy Co. Ltd. Class A	644,838	1,174
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,844,353	1,172
	Tianqi Lithium Corp. Class A (XSEC)	231,384	1,165
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,161
	China International Marine Containers Group Co. Ltd. Class H	1,472,625	1,160
	Ningbo Deye Technology Co. Class A	86,890	1,157
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	1,154
*	China Eastern Airlines Corp. Ltd. Class A	2,137,929	1,154
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,142
	Zhejiang Juhua Co. Ltd. Class A	387,549	1,140
	Everbright Securities Co. Ltd. Class A	467,695	1,139
	Datang International Power Generation Co. Ltd. Class H	5,821,035	1,136
	Huadong Medicine Co. Ltd. Class A	244,100	1,134
	Poly Property Services Co. Ltd. Class H	271,246	1,126
	Guosen Securities Co. Ltd. Class A	693,581	1,125
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	1,120
	China Energy Engineering Corp. Ltd. Class H	8,298,000	1,119
*	Hainan Airlines Holding Co. Ltd. Class A	5,742,618	1,116
	Trina Solar Co. Ltd. Class A	316,234	1,114
	Sany Heavy Equipment International Holdings Co. Ltd.	1,692,000	1,110
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	1,107
	Wingtech Technology Co. Ltd. Class A	180,800	1,106
	Beijing Tongrentang Co. Ltd. Class A	198,686	1,106
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,160,940	1,105
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	1,102
*	Air China Ltd. Class A	1,068,326	1,102
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	172,900	1,095
	Sieyuan Electric Co. Ltd. Class A	101,500	1,090
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,109,300	1,084
[2]	Blue Moon Group Holdings Ltd.	2,780,500	1,080
	Goldwind Science & Technology Co. Ltd. Class H	1,270,661	1,079
	China Everbright Ltd.	1,656,662	1,078
*	China Eastern Airlines Corp. Ltd. Class H	3,717,171	1,077
*	Loongson Technology Corp. Ltd. Class A	55,361	1,071
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	236,243	1,067
*,2	Legend Holdings Corp. Class H	1,083,979	1,064
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	1,063
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	1,062
	Huaneng Power International Inc. Class A	1,039,500	1,061
	Industrial Securities Co. Ltd. Class A	1,135,810	1,043
	Beijing New Building Materials plc Class A	236,796	1,038
	Sichuan Road & Bridge Co. Ltd. Class A	962,038	1,035
	Yintai Gold Co. Ltd. Class A	410,040	1,033
	Hundsun Technologies Inc. Class A	274,442	1,032
*	Tianfeng Securities Co. Ltd. Class A	1,138,700	1,031
	Spring Airlines Co. Ltd. Class A	133,300	1,031
	Yutong Bus Co. Ltd. Class A	302,400	1,030
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	1,029
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	334,470	1,025
	Tsingtao Brewery Co. Ltd. Class A	108,711	1,025
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,209,600	1,022
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,233,400	1,018
	China National Chemical Engineering Co. Ltd. Class A	891,800	1,014
	China Resources Microelectronics Ltd. Class A	143,162	1,013
	Pharmaron Beijing Co. Ltd. Class A	245,578	1,009
	Tianshui Huatian Technology Co. Ltd. Class A	524,000	1,007
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	1,004
	ENN Natural Gas Co. Ltd. Class A	385,400	994
[1,2]	Pharmaron Beijing Co. Ltd. Class H	513,027	992
*,3	Country Garden Holdings Co. Ltd.	26,416,793	989
	Guanghui Energy Co. Ltd. Class A	916,800	984
*	China Greatwall Technology Group Co. Ltd. Class A	442,000	983
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	982
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	982
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	980
	Shengyi Technology Co. Ltd. Class A	340,300	980
	Lufax Holding Ltd. ADR	365,722	980
11

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	979
	Imeik Technology Development Co. Ltd. Class A	32,760	979
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	977
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	213,790	965
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	964
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	452,000	963
	Kunlun Tech Co. Ltd. Class A	169,000	963
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	521,700	960
	China Lesso Group Holdings Ltd.	1,910,883	952
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	949
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	236,000	949
	Sailun Group Co. Ltd. Class A	464,600	946
[2]	ZJLD Group Inc.	1,001,000	946
*	Hopson Development Holdings Ltd.	2,102,947	942
	Mango Excellent Media Co. Ltd. Class A	264,729	933
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	933
	Yunnan Aluminium Co. Ltd. Class A	466,000	929
	Hengli Petrochemical Co. Ltd. Class A	480,400	928
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	924
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	924
	Dongfang Electric Corp. Ltd. Class H	703,291	923
	China Jushi Co. Ltd. Class A	575,453	914
	Huayu Automotive Systems Co. Ltd. Class A	430,169	913
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	905
	LB Group Co. Ltd. Class A	340,500	902
	Maxscend Microelectronics Co. Ltd. Class A	67,008	898
	YTO Express Group Co. Ltd. Class A	389,000	898
	Lee & Man Paper Manufacturing Ltd.	2,857,583	882
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	312,300	882
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	882
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	757,218	879
	Guangshen Railway Co. Ltd. Class H	3,142,100	873
*	New Hope Liuhe Co. Ltd. Class A	630,900	870
	Towngas Smart Energy Co. Ltd.	2,103,307	866
	Yealink Network Technology Corp. Ltd. Class A	157,595	863
*	Yonghui Superstores Co. Ltd. Class A	1,331,900	862
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	850
	Beijing Roborock Technology Co. Ltd. Class A	25,459	844
	SG Micro Corp. Class A (XSHE)	67,275	843
	Metallurgical Corp. of China Ltd. Class A	1,786,900	839
	Gongniu Group Co. Ltd. Class A	81,047	830
	CSG Holding Co. Ltd. Class B	2,596,352	826
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	822
*	China National Software & Service Co. Ltd. Class A	128,697	821
	Beijing Tiantan Biological Products Corp. Ltd. Class A	270,960	820
	Changchun High & New Technology Industry Group Inc. Class A	55,882	819
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	819
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	810
	Western Mining Co. Ltd. Class A	326,300	807
[2]	Qingdao Port International Co. Ltd. Class H	1,148,433	805
	Shenergy Co. Ltd. Class A	663,000	804
	TongFu Microelectronics Co. Ltd. Class A	212,100	801
	China XD Electric Co. Ltd. Class A	683,722	794
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	793
	Gotion High-tech Co. Ltd. Class A	247,900	792
	Dongfang Electric Corp. Ltd. Class A	355,984	789
	Hengtong Optic-electric Co. Ltd. Class A	320,200	780
	Shenzhen Goodix Technology Co. Ltd. Class A	61,800	779
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	779
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,623,558	773
	GalaxyCore Inc. Class A	356,844	773
*	Ninestar Corp. Class A	195,225	772
	First Capital Securities Co. Ltd. Class A	636,700	769
	Eastroc Beverage Group Co. Ltd. Class A	25,740	767
[1,2]	Jiumaojiu International Holdings Ltd.	1,769,000	764
*	Hainan Airport Infrastructure Co. Ltd. Class A	1,541,723	764
*	Yonyou Network Technology Co. Ltd. Class A	477,962	763
	Western Securities Co. Ltd. Class A	662,694	763
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	302,900	761
	Huagong Tech Co. Ltd. Class A	137,159	757
12

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huaibei Mining Holdings Co. Ltd. Class A	348,400	757
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	755
	Guoyuan Securities Co. Ltd. Class A	631,751	752
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	751
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	750
	Sunwoda Electronic Co. Ltd. Class A	235,400	749
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	746
*,2	China Bohai Bank Co. Ltd. Class H	5,854,083	745
	Flat Glass Group Co. Ltd. Class A	183,400	742
	SooChow Securities Co. Ltd. Class A	645,606	739
	CNPC Capital Co. Ltd. Class A	594,191	739
	Huadian Power International Corp. Ltd. Class A	910,700	738
	Caitong Securities Co. Ltd. Class A	630,577	733
	China Oilfield Services Ltd. Class A	344,089	729
[1,2]	Everbright Securities Co. Ltd. Class H	743,870	727
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	27,319	726
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	722
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	721
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	719
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	713
	Supcon Technology Co. Ltd. Class A	104,832	710
	Hwatsing Technology Co. Ltd. Class A	26,191	708
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	707
*	CCOOP Group Co. Ltd. Class A	2,565,500	703
	Changjiang Securities Co. Ltd. Class A	706,986	702
[2]	Angelalign Technology Inc.	88,767	697
	SDIC Capital Co. Ltd. Class A	621,600	693
	Youngor Group Co. Ltd. Class A	655,000	692
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	688
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	686
	Dongxing Securities Co. Ltd. Class A	442,092	684
	Goldwind Science & Technology Co. Ltd. Class A	445,497	682
	Piotech Inc. Class A	30,012	678
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	675
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	675
	APT Medical Inc. Class A	12,923	675
	CNOOC Energy Technology & Services Ltd. Class A	1,098,700	674
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	673
	Unisplendour Corp. Ltd. Class A	183,037	672
	Accelink Technologies Co. Ltd. Class A	104,700	669
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	282,286	667
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	666
	GEM Co. Ltd. Class A	677,098	664
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	660
*	Seazen Holdings Co. Ltd. Class A	321,597	659
	Zangge Mining Co. Ltd. Class A	163,196	657
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	655
	COSCO SHIPPING Development Co. Ltd. Class A	1,757,440	655
	Hoshine Silicon Industry Co. Ltd. Class A	78,400	651
*,1,2	CanSino Biologics Inc. Class H	178,659	649
[3]	Huafon Chemical Co. Ltd. Class A	577,800	647
	Huaxin Cement Co. Ltd. Class H	599,700	646
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	643
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	178,920	643
	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	641
	Shandong Sun Paper Industry JSC Ltd. Class A	350,000	640
	Ingenic Semiconductor Co. Ltd. Class A	62,500	640
	Hisense Home Appliances Group Co. Ltd. Class A	161,900	638
	CNGR Advanced Material Co. Ltd. Class A	117,712	635
	Western Superconducting Technologies Co. Ltd. Class A	89,566	634
	Sinolink Securities Co. Ltd. Class A	492,400	633
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	727,982	633
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	629
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	628
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	626
*,2	Remegen Co. Ltd. Class H	290,500	626
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	623
	Sealand Securities Co. Ltd. Class A	886,140	623
	Angel Yeast Co. Ltd. Class A	121,700	623
	Hualan Biological Engineering Inc. Class A	267,864	621
13

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Nanjing Securities Co. Ltd. Class A	486,400	620
[1]	Tianqi Lithium Corp. Class H	185,600	620
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	617
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	612
	Minmetals Capital Co. Ltd. Class A	580,800	611
	Shenzhen Energy Group Co. Ltd. Class A	651,220	610
	Xuji Electric Co. Ltd. Class A	142,800	609
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	606
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	60,314	605
	Southwest Securities Co. Ltd. Class A	893,700	604
	China International Capital Corp. Ltd. Class A	120,800	601
	Bank of Changsha Co. Ltd. Class A	500,900	600
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	599
	AVICOPTER plc Class A	101,200	598
	Yunnan Energy New Material Co. Ltd. Class A	119,210	596
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	394,947	595
	Guobo Electronics Co. Ltd. Class A	78,374	595
	China Rare Earth Resources And Technology Co. Ltd. Class A	139,300	594
	Shanghai Baosight Software Co. Ltd. Class A	156,804	592
	Hubei Energy Group Co. Ltd. Class A	842,208	590
	Amlogic Shanghai Co. Ltd. Class A	60,336	590
	Ecovacs Robotics Co. Ltd. Class A	80,000	587
	Zhejiang Longsheng Group Co. Ltd. Class A	414,800	587
*	Pacific Securities Co. Ltd. Class A	928,800	583
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,207,990	583
	Shenzhen Investment Ltd.	4,731,151	582
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	582
	Yili Chuanning Biotechnology Co. Ltd. Class A	294,900	579
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	578
	Hunan Valin Steel Co. Ltd. Class A	874,300	577
	Juneyao Airlines Co. Ltd. Class A	319,218	573
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	572
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	572
	Weifu High-Technology Group Co. Ltd. Class B	347,462	571
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	571
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	570
	Wintime Energy Group Co. Ltd. Class A	2,881,900	569
	GRG Banking Equipment Co. Ltd. Class A	328,787	568
	Chongqing Brewery Co. Ltd. Class A	69,400	567
	Shanghai Electric Power Co. Ltd. Class A	422,000	566
	Hisense Visual Technology Co. Ltd. Class A	180,100	565
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	561
	Xiamen C & D Inc. Class A	428,300	561
	Tongkun Group Co. Ltd. Class A	339,000	561
	Gemdale Corp. Class A	649,600	560
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	559
	Jinduicheng Molybdenum Co. Ltd. Class A	369,700	557
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	554
	Ming Yang Smart Energy Group Ltd. Class A	326,600	552
	Central China Securities Co. Ltd. Class H	2,314,621	552
	Ginlong Technologies Co. Ltd. Class A	54,314	551
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	407,719	546
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	545
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	545
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	79,200	545
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	544
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	869,600	544
*	Tsinghua Tongfang Co. Ltd. Class A	450,300	539
	Bethel Automotive Safety Systems Co. Ltd. Class A	78,680	536
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	535
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	159,214	531
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	529
	Shanghai Rural Commercial Bank Co. Ltd. Class A	485,389	529
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	528
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,488,503	528
	Chifeng Jilong Gold Mining Co. Ltd. Class A	199,000	527
	Hangzhou First Applied Material Co. Ltd. Class A	199,872	525
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	647,800	525
	Shenzhen Longsys Electronics Co. Ltd. Class A	42,600	525
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	84,889	524
14

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Kingnet Network Co. Ltd. Class A	279,500	524
	China Baoan Group Co. Ltd. Class A	342,200	522
	Han's Laser Technology Industry Group Co. Ltd. Class A	143,600	520
	China Zheshang Bank Co. Ltd. Class A	1,301,950	520
*	IRICO Display Devices Co. Ltd. Class A	485,500	520
	China National Accord Medicines Corp. Ltd. Class B	275,659	519
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	516
*	Angang Steel Co. Ltd. Class H	2,658,568	515
	Xiamen Faratronic Co. Ltd. Class A	32,300	515
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	515
	Huaan Securities Co. Ltd. Class A	594,900	515
	BBMG Corp. Class H	5,067,085	514
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	514
	Xiamen Tungsten Co. Ltd. Class A	187,399	512
	Meihua Holdings Group Co. Ltd. Class A	382,100	509
	Empyrean Technology Co. Ltd. Class A	36,230	509
	Sinoma International Engineering Co. Class A	349,900	508
*	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	507
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	506
	All Winner Technology Co. Ltd. Class A	90,420	505
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	505
	Bestechnic Shanghai Co. Ltd. Class A	16,276	505
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	504
*	NavInfo Co. Ltd. Class A	350,596	503
	Eastern Air Logistics Co. Ltd. Class A	210,498	503
	Shenzhen MTC Co. Ltd. Class A	671,146	501
	People.cn Co. Ltd. Class A	155,681	499
	Guolian Securities Co. Ltd. Class A	286,300	495
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	493
	CGN Power Co. Ltd. Class A	867,600	492
	TangShan Port Group Co. Ltd. Class A	801,200	492
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	492
	Cathay Biotech Inc. Class A	74,263	492
*	SICC Co. Ltd. Class A	59,095	491
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	490
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	489
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	167,800	488
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	487
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	486
	Giant Network Group Co. Ltd. Class A	277,700	486
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	486
	ACM Research Shanghai Inc. Class A	32,367	485
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	483
	Anjoy Foods Group Co. Ltd. Class A	40,100	483
	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	482
	HLA Group Corp. Ltd. Class A	598,053	479
	Offshore Oil Engineering Co. Ltd. Class A	627,100	478
	Wangsu Science & Technology Co. Ltd. Class A	352,300	477
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	476
	Beijing Enlight Media Co. Ltd. Class A	382,000	475
	China Great Wall Securities Co. Ltd. Class A	395,400	475
*	Wanda Film Holding Co. Ltd. Class A	279,999	475
	Yunnan Tin Co. Ltd. Class A	221,500	474
	Liaoning Port Co. Ltd. Class A	2,183,500	473
*	Sinopec Oilfield Service Corp. Class H	5,410,803	472
	Jointown Pharmaceutical Group Co. Ltd. Class A	648,784	472
*	Tianma Microelectronics Co. Ltd. Class A	364,666	469
	Songcheng Performance Development Co. Ltd. Class A	342,320	465
	Jafron Biomedical Co. Ltd. Class A	105,984	465
	Shenzhen SC New Energy Technology Corp. Class A	44,100	463
	Oriental Pearl Group Co. Ltd. Class A	416,700	463
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	463
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	463
	Beijing Shougang Co. Ltd. Class A	1,001,600	462
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	462
	Ningbo Joyson Electronic Corp. Class A	197,500	462
	Sunresin New Materials Co. Ltd. Class A	67,300	462
	Baiyin Nonferrous Group Co. Ltd. Class A	1,059,500	462
	Yunnan Copper Co. Ltd. Class A	250,500	460
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	460
15

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	458
	Tian Di Science & Technology Co. Ltd. Class A	529,200	457
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	169,597	456
	China National Medicines Corp. Ltd. Class A	102,700	456
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	455
	Walvax Biotechnology Co. Ltd. Class A	218,600	454
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	122,000	454
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	453
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	451
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	450
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	449
	Topchoice Medical Corp. Class A	63,556	449
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	448
	Zhejiang Supor Co. Ltd. Class A	60,776	447
	Thunder Software Technology Co. Ltd. Class A	54,800	446
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	445
	JCHX Mining Management Co. Ltd. Class A	79,032	444
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	60,742	444
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	442
	Sinoma Science & Technology Co. Ltd. Class A	241,600	441
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	439
	Wanxiang Qianchao Co. Ltd. Class A	479,233	439
	Shenzhen SED Industry Co. Ltd. Class A	159,100	438
	Chengdu Xingrong Environment Co. Ltd. Class A	420,805	437
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	436
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	307,100	434
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	432
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	432
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	431
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	431
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	430
	StarPower Semiconductor Ltd. Class A	31,780	430
	Bank of Guiyang Co. Ltd. Class A	508,200	429
	Kingfa Sci & Tech Co. Ltd. Class A	340,600	428
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	426
	Skshu Paint Co. Ltd. Class A	67,788	426
	By-health Co. Ltd. Class A	237,266	424
*	Xinhu Zhongbao Co. Ltd. Class A	1,026,100	424
	Hunan Gold Corp. Ltd. Class A	180,700	423
	Shenzhen Kinwong Electronic Co. Ltd. Class A	116,940	423
*	Qi An Xin Technology Group Inc. Class A	94,732	423
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	422
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	83,097	421
	Shenzhen Gas Corp. Ltd. Class A	408,000	421
	Guangzhou Baiyun International Airport Co. Ltd. Class A	308,600	420
*	BeiGene Ltd. Class A	17,882	420
*	Greenland Holdings Corp. Ltd. Class A	1,423,000	419
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	419
*	Shanxi Meijin Energy Co. Ltd. Class A	571,200	418
	Hesteel Co. Ltd. Class A	1,336,700	415
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	415
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	16,165	414
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	412
	Sinomine Resource Group Co. Ltd. Class A	88,480	412
	DHC Software Co. Ltd. Class A	399,300	411
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	409
	Shandong Hi-speed Co. Ltd. Class A	338,700	409
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	408
	Shanxi Securities Co. Ltd. Class A	455,390	407
	Hangzhou Lion Electronics Co. Ltd. Class A	109,534	407
	Capital Securities Co. Ltd. Class A	134,200	407
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	406
	Raytron Technology Co. Ltd. Class A	57,119	406
	CECEP Wind-Power Corp. Class A	864,890	405
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	405
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	404
	Glarun Technology Co. Ltd. Class A	159,000	404
	Lao Feng Xiang Co. Ltd. Class A	58,369	403
	Hengyi Petrochemical Co. Ltd. Class A	448,600	403
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	403
16

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huaxin Cement Co. Ltd. Class A	187,800	402
	Ningbo Shanshan Co. Ltd. Class A	314,000	402
	Xiangcai Co. Ltd. Class A	374,600	400
	CSSC Science & Technology Co. Ltd. Class A	208,600	399
	AVIC Chengdu UAS Co. Ltd. Class A	56,215	399
	CSI Solar Co. Ltd. Class A	192,137	399
	Shede Spirits Co. Ltd. Class A	44,800	398
	Beijing Sinnet Technology Co. Ltd. Class A	261,100	397
	TianShan Material Co. Ltd. Class A	459,500	397
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	67,634	397
	Sany Heavy Energy Co. Ltd. Class A	96,237	397
*	Nexchip Semiconductor Corp. Class A	138,745	397
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	396
*	Guosheng Financial Holding Inc. Class A	244,600	396
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	396
	China Film Co. Ltd. Class A	245,666	396
*	Beiqi Foton Motor Co. Ltd. Class A	1,048,800	396
	Guangzhou Development Group Inc. Class A	438,700	396
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	104,120	395
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	394
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	394
	Luxi Chemical Group Co. Ltd. Class A	238,800	393
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	393
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	392
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	59,600	392
	Shanghai United Imaging Healthcare Co. Ltd. Class A	22,829	392
	China South Publishing & Media Group Co. Ltd. Class A	230,100	391
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	389
	Northeast Securities Co. Ltd. Class A	324,100	389
	Beijing United Information Technology Co. Ltd. Class A	104,255	388
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	386
	Jizhong Energy Resources Co. Ltd. Class A	461,603	385
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	383
	Zheshang Securities Co. Ltd. Class A	209,900	381
	Canmax Technologies Co. Ltd. Class A	114,920	381
	State Grid Yingda Co. Ltd. Class A	464,906	381
	Sichuan Swellfun Co. Ltd. Class A	64,700	379
	Shenghe Resources Holding Co. Ltd. Class A	237,500	377
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	376
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	376
	Newland Digital Technology Co. Ltd. Class A	140,399	376
	Goke Microelectronics Co. Ltd. Class A	37,300	374
	BGI Genomics Co. Ltd. Class A	57,791	372
	CECEP Solar Energy Co. Ltd. Class A	509,880	371
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	370
*	GCL System Integration Technology Co. Ltd. Class A	974,100	370
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	369
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	92,900	368
	Bank of Chengdu Co. Ltd. Class A	169,900	368
	COFCO Sugar Holding Co. Ltd. Class A	266,900	367
	Beijing Originwater Technology Co. Ltd. Class A	516,100	367
	Datang International Power Generation Co. Ltd. Class A	882,200	366
	Jiangsu Financial Leasing Co. Ltd. Class A	505,000	366
	Shaanxi International Trust Co. Ltd. Class A	645,800	365
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	364
	Hongta Securities Co. Ltd. Class A	304,100	363
	Wolong Electric Group Co. Ltd. Class A	172,500	363
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	362
	Fangda Carbon New Material Co. Ltd. Class A	485,516	361
	Sinotrans Ltd. Class A	502,200	360
	Jiangsu Expressway Co. Ltd. Class A	203,475	360
	FAW Jiefang Group Co. Ltd. Class A	296,300	359
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	359
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	358
	Sichuan New Energy Power Co. Ltd. Class A	216,500	358
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	357
	BTG Hotels Group Co. Ltd. Class A	182,796	357
	Qingdao Port International Co. Ltd. Class A	301,600	356
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	356
	Huali Industrial Group Co. Ltd. Class A	37,300	350
17

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hoymiles Power Electronics Inc. Class A	17,184	349
	Zhongshan Public Utilities Group Co. Ltd. Class A	279,400	348
[2]	Joinn Laboratories China Co. Ltd. Class H	305,563	346
	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	345
	Aisino Corp. Class A	239,300	342
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	341
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	128,600	341
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	339
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	775,270	337
	Zhefu Holding Group Co. Ltd. Class A	694,800	336
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	336
	JiuGui Liquor Co. Ltd. Class A	47,100	334
*	Polaris Bay Group Co. Ltd. Class A	304,100	334
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	333
	Livzon Pharmaceutical Group Inc. Class A	64,500	332
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	332
	Zhejiang Hailiang Co. Ltd. Class A	268,300	332
	Lakala Payment Co. Ltd. Class A	106,100	332
	Guangshen Railway Co. Ltd. Class A	690,900	332
	Bank of Qingdao Co. Ltd. Class A	636,280	331
	Shandong Humon Smelting Co. Ltd. Class A	212,176	330
	Winning Health Technology Group Co. Ltd. Class A	298,080	330
	Rockchip Electronics Co. Ltd. Class A	26,300	326
	CITIC Heavy Industries Co. Ltd. Class A	525,500	326
	Taiji Computer Corp. Ltd. Class A	86,698	325
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	325
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	324
	China Meheco Group Co. Ltd. Class A	202,720	324
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	323
	Fujian Sunner Development Co. Ltd. Class A	160,100	322
	Shennan Circuits Co. Ltd. Class A	21,938	322
	China Railway Hi-tech Industry Co. Ltd. Class A	282,200	322
	Huaxi Securities Co. Ltd. Class A	270,300	321
	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	321
	Cinda Securities Co. Ltd. Class A	148,900	321
	Keda Industrial Group Co. Ltd. Class A	270,600	320
	An Hui Wenergy Co. Ltd. Class A	291,400	319
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	318
	Suofeiya Home Collection Co. Ltd. Class A	116,200	317
	Ovctek China Inc. Class A	120,520	317
	STO Express Co. Ltd. Class A	207,099	316
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	313
	Beijing Jingneng Power Co. Ltd. Class A	588,800	313
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	312
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	312
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	311
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	311
	Jiangsu Pacific Quartz Co. Ltd.Class A	72,300	311
	Liaoning Cheng Da Co. Ltd. Class A	190,500	309
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	78,300	309
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	308
	Wuxi Autowell Technology Co. Ltd. Class A	40,534	308
	Huafa Industrial Co. Ltd. Zhuhai Class A	313,100	307
	Zhongtai Securities Co. Ltd. Class A	321,300	307
*	Tangshan Jidong Cement Co. Ltd. Class A	365,900	306
	Zhejiang Medicine Co. Ltd. Class A	131,900	306
*	Sinopec Oilfield Service Corp. Class A	1,051,000	306
	Shanghai Awinic Technology Co. Ltd. Class A	31,562	306
*	Angang Steel Co. Ltd. Class A	884,100	305
	Intco Medical Technology Co. Ltd. Class A	83,610	305
	Oppein Home Group Inc. Class A	30,762	304
	Hainan Mining Co. Ltd. Class A	310,500	304
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	303
	China International Marine Containers Group Co. Ltd. Class A	248,940	302
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	302
	Shanghai Construction Group Co. Ltd. Class A	851,600	301
	China World Trade Center Co. Ltd. Class A	93,200	301
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	299
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	297
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	297
18

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Harbin Boshi Automation Co. Ltd. Class A	142,800	296
*	Ourpalm Co. Ltd. Class A	375,000	296
	Wangfujing Group Co. Ltd. Class A	139,900	296
	ORG Technology Co. Ltd. Class A	414,500	295
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	293
	Yonfer Agricultural Technology Co. Ltd. Class A	156,400	292
	China Enterprise Co. Ltd. Class A	666,255	292
	Shanghai SMI Holding Co. Ltd. Class A	414,500	292
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	291
*	United Nova Technology Co. Ltd. Class A	429,447	291
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	290
*	ASR Microelectronics Co. Ltd. Class A	50,660	289
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	288
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	284
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	23,200	284
	Xiamen ITG Group Corp. Ltd. Class A	308,000	283
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	282
	Yangling Metron New Material Inc. Class A	78,900	282
	Longshine Technology Group Co. Ltd. Class A	161,400	280
	CMST Development Co. Ltd. Class A	379,200	280
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	280
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	582,730	280
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	279
*	Farasis Energy Gan Zhou Co. Ltd. Class A	165,211	279
	Laobaixing Pharmacy Chain JSC Class A	121,790	278
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	118,200	278
	Xi'An Shaangu Power Co. Ltd. Class A	224,500	278
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	277
	Bright Dairy & Food Co. Ltd. Class A	234,200	277
	Shenzhen Airport Co. Ltd. Class A	282,616	276
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	58,000	276
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	275
	BBMG Corp. Class A	1,057,400	275
	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	274
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	15,419	273
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	272
	Baimtec Material Co. Ltd. Class A	32,431	271
*	Financial Street Holdings Co. Ltd. Class A	536,890	270
	Winner Medical Co. Ltd. Class A	61,340	269
	Fujian Funeng Co. Ltd. Class A	202,540	268
*	Jiangxi Special Electric Class A	232,600	268
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	268
	Jiangling Motors Corp. Ltd. Class A	74,254	267
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	267
	Anker Innovations Technology Co. Ltd. Class A	23,660	267
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	266
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	266
*	Oriental Energy Co. Ltd. Class A	214,100	266
*	Harbin Hatou Investment Co. Ltd. Class A	253,629	266
	Shanghai AJ Group Co. Ltd. Class A	315,233	265
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	264
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	632,300	262
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	261
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	261
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	261
	Fushun Special Steel Co. Ltd. Class A	263,500	260
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	258
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	257
	Bank of Xi'an Co. Ltd. Class A	502,500	256
	Hangzhou Iron & Steel Co. Class A	443,600	256
*	Guangdong Golden Dragon Development Inc. Class A	136,800	255
	Baoji Titanium Industry Co. Ltd. Class A	59,223	255
	Shanghai M&G Stationery Inc. Class A	62,300	254
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	254
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	254
	Jiangsu Xukuang Energy Co. Ltd. Class A	337,300	254
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	252
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	250
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	250
	Neusoft Corp. Class A	159,000	249
19

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Sinochem International Corp. Class A	418,000	249
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	248
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	247
	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	246
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	246
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	246
	Chinalin Securities Co. Ltd. Class A	141,500	246
	DongFeng Automobile Co. Ltd. Class A	266,800	246
	Leyard Optoelectronic Co. Ltd. Class A	328,500	245
	Range Intelligent Computing Technology Group Co. Ltd. Class A	54,500	245
	Vanchip Tianjin Technology Co. Ltd. Class A	51,044	245
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	244
*	Addsino Co. Ltd. Class A	205,500	243
*	Shandong Chenming Paper Holdings Ltd. Class H	1,123,298	241
*	Cinda Real Estate Co. Ltd. Class A	318,983	241
	Dongguan Yiheda Automation Co. Ltd. Class A	66,120	241
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	210,600	241
	China Merchants Port Group Co. Ltd. Class A	83,900	240
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	240
	iRay Technology Co. Ltd. Class A	14,523	240
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	415,500	240
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	239
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	238
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	237
	Leo Group Co. Ltd. Class A	873,400	237
	Chengxin Lithium Group Co. Ltd. Class A	115,200	236
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	235
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	235
	Guangdong Electric Power Development Co. Ltd. Class A	341,100	235
	Levima Advanced Materials Corp. Class A	101,600	234
*	Alpha Group Class A	233,900	233
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	233
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	232
	Chongqing Water Group Co. Ltd. Class A	330,700	230
*	3peak Inc. Class A	14,710	230
	Shanghai Huayi Group Co. Ltd. Class B	421,647	229
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	229
	Anhui Xinhua Media Co. Ltd. Class A	220,000	229
	Hoyuan Green Energy Co. Ltd. Class A	68,500	229
*	Remegen Co. Ltd. Class A	51,741	228
	Perfect World Co. Ltd. Class A	161,300	227
	China Southern Power Grid Energy Storage Co. Ltd. Class A	149,300	226
	CITIC Metal Co. Ltd. Class A	202,000	226
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	225
	Caida Securities Co. Ltd. Class A	215,500	225
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	224
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	80,100	223
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	221
	Dongguan Development Holdings Co. Ltd. Class A	145,600	221
	Kaishan Group Co. Ltd. Class A	163,044	219
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	219
	Shandong Publishing & Media Co. Ltd. Class A	145,100	218
	Guangzhou Port Co. Ltd. Class A	444,900	218
	Tianjin Port Co. Ltd. Class A	322,500	218
	Sangfor Technologies Inc. Class A	23,400	217
	Pylon Technologies Co. Ltd. Class A	31,301	215
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	213
	Juewei Food Co. Ltd. Class A	83,294	213
	Shanghai Huayi Group Co. Ltd. Class A	223,700	212
	China Southern Power Grid Technology Co. Ltd. Class A	42,627	211
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	211
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	210
	GoodWe Technologies Co. Ltd. Class A	28,123	210
	Autel Intelligent Technology Corp. Ltd. Class A	48,686	209
	BOC International China Co. Ltd. Class A	127,700	208
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	208
	Far East Smarter Energy Co. Ltd. Class A	280,600	208
	Bluestar Adisseo Co. Class A	133,700	207
	Huaxia Eye Hospital Group Class A	68,800	207
	Weifu High-Technology Group Co. Ltd. Class A	82,500	206
20

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huaihe Energy Group Co. Ltd. Class A	391,900	206
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	205
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	205
*	Wonders Information Co. Ltd. Class A	183,400	205
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	204
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	204
	Luenmei Quantum Co. Ltd. Class A	244,900	204
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	203
	Central China Securities Co. Ltd. Class A	316,700	203
	Jihua Group Corp. Ltd. Class A	482,300	202
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	199
	China TransInfo Technology Co. Ltd. Class A	137,600	198
	Bank of Suzhou Co. Ltd. Class A	184,760	198
	Sansure Biotech Inc. Class A	62,319	197
	Yunda Holding Co. Ltd. Class A	167,770	196
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	195
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	193
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	192
	Triangle Tyre Co. Ltd. Class A	94,400	192
	Keboda Technology Co. Ltd. Class A	24,000	191
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	191
	Porton Pharma Solutions Ltd. Class A	73,195	191
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	188
	Visual China Group Co. Ltd. Class A	87,900	183
	Tianneng Battery Group Co. Ltd. Class A	44,341	183
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	182
	Topsec Technologies Group Inc. Class A	163,600	181
	Sichuan Teway Food Group Co. Ltd. Class A	89,244	179
	Luxin Venture Capital Group Co. Ltd. Class A	86,800	179
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	178
	Camel Group Co. Ltd. Class A	148,270	178
	Youngy Co. Ltd. Class A	36,300	178
	Skyworth Digital Co. Ltd. Class A	88,700	177
*	Rising Nonferrous Metals Share Co. Ltd. Class A	41,800	177
	Shanghai Bailian Group Co. Ltd. Class B	308,716	176
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	174
	Shenzhen Expressway Corp. Ltd. Class A	126,300	174
	Valiant Co. Ltd. Class A	115,600	173
	Shenzhen Aisidi Co. Ltd. Class A	83,700	172
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	171
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	170
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	170
	Shanghai Jahwa United Co. Ltd. Class A	72,900	169
*	CanSino Biologics Inc. Class A	21,240	169
	Huapont Life Sciences Co. Ltd. Class A	257,600	167
	Daan Gene Co. Ltd. Class A	192,016	167
	Shanying International Holding Co. Ltd. Class A	647,200	167
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	167
	Zhejiang Runtu Co. Ltd. Class A	181,405	165
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	165
	Dian Diagnostics Group Co. Ltd. Class A	92,200	165
*	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	164
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	163
	Guangdong South New Media Co. Ltd. Class A	29,300	163
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	163
	Beijing Gehua CATV Network Co. Ltd. Class A	154,600	162
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	570,100	161
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	160
	Shanghai Environment Group Co. Ltd. Class A	135,360	160
	C&S Paper Co. Ltd. Class A	158,800	159
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	159
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	157
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	157
	Chongqing Department Store Co. Ltd. Class A	50,200	156
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	152
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	384,200	151
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	149
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	148
	Deppon Logistics Co. Ltd. Class A	73,700	148
	Hunan Corun New Energy Co. Ltd. Class A	246,100	148
21

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China National Accord Medicines Corp. Ltd. Class A	37,310	146
	Anhui Expressway Co. Ltd. Class A	76,200	145
	Yuneng Technology Co. Ltd. Class A	17,012	145
	Shanghai Bailian Group Co. Ltd. Class A	104,700	144
	NanJi E-Commerce Co. Ltd. Class A	314,099	143
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	143
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	142
	Rizhao Port Co. Ltd. Class A	319,600	142
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	141
*	Beijing Capital Development Co. Ltd. Class A	340,513	141
	Qinhuangdao Port Co. Ltd. Class A	294,000	141
	Autobio Diagnostics Co. Ltd. Class A	22,100	140
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	140
*	ADAMA Ltd. Class A	134,900	140
	OPT Machine Vision Tech Co. Ltd. Class A	16,155	140
	Joyoung Co. Ltd. Class A	95,700	136
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	135
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	133
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	133
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	131
	Jinyu Bio-Technology Co. Ltd. Class A	138,000	131
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	130
	Xinfengming Group Co. Ltd. Class A	81,300	129
*	Offcn Education Technology Co. Ltd. Class A	277,400	128
	Joinn Laboratories China Co. Ltd. Class A	51,828	128
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	128
	Easyhome New Retail Group Co. Ltd.Class A	323,400	128
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	158,590	128
	Digital China Information Service Co. Ltd. Class A	72,800	125
*	KingClean Electric Co. Ltd. Class A	35,714	124
*	Tibet Summit Resources Co. Ltd. Class A	79,600	124
	Sinosoft Co. Ltd. Class A	39,750	124
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	25,600	122
	Greattown Holdings Ltd. Class A	227,200	121
	Qingdao Rural Commercial Bank Corp. Class A	289,500	119
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	118
	Opple Lighting Co. Ltd. Class A	47,874	117
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	117
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	114
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	111
	Maccura Biotechnology Co. Ltd. Class A	55,900	110
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	108
	Autohome Inc. Class A	14,673	104
*	MGI Tech Co. Ltd. Class A	14,830	104
	Youzu Interactive Co. Ltd. Class A	74,000	103
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	102
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	101
	Guangdong Marubi Biotechnology Co. Ltd. Class A	23,989	100
	North China Pharmaceutical Co. Ltd. Class A	122,700	99
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	49,600	98
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	59,800	96
	Double Medical Technology Inc. Class A	19,400	95
	Jiangling Motors Corp. Ltd. Class B	63,236	88
*	Maanshan Iron & Steel Co. Ltd. Class H	552,000	87
	Transfar Zhilian Co. Ltd. Class A	144,000	87
	Rongan Property Co. Ltd. Class A	245,300	86
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	76
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	72
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	72
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	70
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	69
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	68
	Toly Bread Co. Ltd. Class A	76,654	65
	Three Squirrels Inc. Class A	18,000	65
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	59
	China West Construction Group Co. Ltd. Class A	50,600	53
	Xiamen Intretech Inc. Class A	26,180	48
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	34
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	32
	CSG Holding Co. Ltd. Class A	30,500	24
22

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	22,736	13
*,3	Yango Group Co. Ltd. Class A	522,797	—
			4,754,821
Colombia (0.0%)
	Bancolombia SA ADR	219,355	6,999
	Interconexion Electrica SA ESP	882,001	3,504
	Ecopetrol SA	5,689,719	2,186
	Cementos Argos SA	996,207	1,934
[1]	Ecopetrol SA ADR	189,244	1,457
			16,080
Czech Republic (0.0%)
	CEZ A/S	315,468	12,223
	Komercni banka A/S	150,625	5,205
[2]	Moneta Money Bank A/S	670,223	3,342
	Colt CZ Group SE	14,222	376
			21,146
Denmark (1.9%)
	Novo Nordisk A/S Class B	6,147,795	689,567
	DSV A/S	383,202	83,885
	Novonesis (Novozymes) B Class B	686,231	43,124
	Danske Bank A/S	1,313,596	38,842
*	Vestas Wind Systems A/S	2,002,492	38,162
	Coloplast A/S Class B	247,564	31,008
*	Genmab A/S	128,749	28,834
	Pandora A/S	159,465	24,110
*,1,2	Orsted A/S	375,390	22,094
	Carlsberg A/S Class B	181,324	20,039
	Tryg A/S	651,245	15,370
*	Zealand Pharma A/S	132,479	15,294
	AP Moller - Maersk A/S Class A	5,962	9,092
	AP Moller - Maersk A/S Class B	5,505	8,708
	ROCKWOOL A/S Class B	16,992	7,353
*	Demant A/S	191,686	7,080
	H Lundbeck A/S	499,913	3,254
*	Svitzer Group A/S	26,512	925
	H Lundbeck A/S Class A	124,308	649
			1,087,390
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,506,505	7,365
Finland (0.6%)
	Nordea Bank Abp	5,225,418	61,146
	Nokia OYJ	10,372,026	49,081
	Sampo OYJ Class A (XHEL)	993,838	44,068
	Kone OYJ Class B	649,194	35,600
	UPM-Kymmene OYJ	1,060,519	31,207
	Wartsila OYJ Abp	964,022	18,463
	Nordea Bank Abp (XHEL)	1,385,908	16,225
	Elisa OYJ	284,524	13,558
	Neste OYJ	829,467	13,318
	Stora Enso OYJ Class R	1,172,177	13,081
	Fortum OYJ	865,513	12,779
	Metso OYJ	1,273,212	12,117
	Kesko OYJ Class B	541,582	11,632
	Orion OYJ Class B	211,678	10,296
	Valmet OYJ	328,312	8,412
			350,983
France (6.4%)
	LVMH Moet Hennessy Louis Vuitton SE	489,956	326,174
	Schneider Electric SE	1,060,093	274,616
	TotalEnergies SE	3,996,238	250,787
	Sanofi SA	2,188,322	231,261
	Airbus SE	1,167,720	178,125
	Hermes International SCA	67,367	153,108
	Safran SA	671,019	151,896
	EssilorLuxottica SA	607,001	142,377
	BNP Paribas SA	1,992,277	136,061
	Air Liquide SA Loyalty Shares	756,899	135,713
23

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	AXA SA	3,569,447	134,023
	L'Oreal SA Loyalty Shares	348,321	130,680
	Vinci SA	986,351	110,492
	Danone SA	1,245,046	88,944
	Cie de Saint-Gobain SA	912,079	82,712
	Air Liquide SA (XPAR)	325,304	58,327
	Legrand SA	502,832	56,754
	Capgemini SE	318,816	55,308
	Pernod Ricard SA	401,795	50,131
	Publicis Groupe SA	452,677	48,112
	Cie Generale des Etablissements Michelin SCA	1,394,561	47,130
	Dassault Systemes SE	1,332,637	45,610
	Orange SA	3,809,618	41,851
	Societe Generale SA	1,452,593	41,721
	L'Oreal SA (XPAR)	111,016	41,650
	Veolia Environnement SA	1,241,914	39,430
*	Engie SA Loyalty Shares	2,201,433	36,899
	Kering SA	143,220	35,772
	STMicroelectronics NV	1,293,525	35,161
	Thales SA	193,805	31,241
	Credit Agricole SA	1,996,146	30,597
	Accor SA	450,856	20,454
	Engie SA (XPAR)	1,153,900	19,341
	Bureau Veritas SA	606,740	19,243
	Renault SA	379,565	17,367
[2]	Euronext NV	157,164	17,341
	Unibail-Rodamco-Westfield	205,169	16,777
	Carrefour SA	1,012,146	16,074
	Edenred SE	496,665	16,063
*	Alstom SA	686,418	15,099
	Vivendi SE	1,332,086	14,234
	Eiffage SA	150,912	14,046
	Klepierre SA	410,107	13,112
	Rexel SA	466,835	12,862
	Eurofins Scientific SE	256,441	12,648
	Teleperformance SE	119,065	12,621
	Getlink SE	698,919	11,878
	Bouygues SA	359,576	11,557
	Gecina SA	102,261	10,928
	Sartorius Stedim Biotech	50,480	10,126
	Arkema SA	114,634	10,102
	Sodexo SA ACT Loyalty Shares	109,223	9,495
	BioMerieux	81,114	9,079
	Bollore SE	1,393,843	8,702
	Ipsen SA	68,169	8,310
[2]	Amundi SA	113,709	8,244
[2]	La Francaise des Jeux SAEM	192,555	8,231
	Air Liquide SA (XETR)	42,623	7,642
	Aeroports de Paris SA	63,853	7,596
	Dassault Aviation SA	35,860	7,241
	SCOR SE	301,648	6,490
	Covivio SA	106,541	6,061
[2]	Neoen SA	136,550	5,875
	Wendel SE	54,427	5,409
	Sodexo SA (XPAR)	53,441	4,646
	Eurazeo SE Prime DE Fidelite	56,737	4,327
*	SOITEC	49,725	3,938
*	Pluxee NV	172,338	3,627
*	SEB SA Loyalty Shares	31,871	3,367
	Remy Cointreau SA	45,006	2,832
*	JCDecaux SE	145,668	2,751
	Eurazeo SE (XPAR)	30,153	2,300
	Engie SA	127,790	2,142
	SEB SA (XPAR)	17,477	1,846
[2]	Ayvens SA	270,929	1,800
	Eurazeo SE Prime De Fidelite 2025	11,587	884
	Sodexo Inc. (Prime Fidelite 2026)	6,296	547
	Sodexo SA (Loyalty Line 2025)	5,047	439
			3,648,357
24

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Germany (5.2%)
	SAP SE	2,182,809	509,653
	Siemens AG (Registered)	1,478,063	287,557
	Allianz SE (Registered)	776,435	244,426
	Deutsche Telekom AG (Registered)	6,653,375	201,155
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	262,486	134,230
	Mercedes-Benz Group AG	1,664,328	101,109
	BASF SE	1,769,190	86,005
	Deutsche Boerse AG	368,479	85,590
	Infineon Technologies AG	2,582,701	81,677
	adidas AG	328,452	78,661
	Deutsche Post AG	1,936,063	77,771
	Deutsche Bank AG (Registered)	3,890,037	66,091
	E.ON SE	4,407,141	59,475
	Bayer AG (Registered)	1,955,900	52,706
*	Siemens Energy AG	1,258,703	51,699
	Bayerische Motoren Werke AG (XETR)	586,565	46,242
	RWE AG	1,416,474	45,907
	Vonovia SE	1,398,968	45,866
	Rheinmetall AG	86,458	44,512
	Daimler Truck Holding AG	1,040,574	43,028
	Merck KGaA	257,228	42,526
	Commerzbank AG	2,049,141	36,343
	MTU Aero Engines AG	107,083	34,999
	Hannover Rueck SE	119,412	31,357
	Symrise AG	259,134	31,182
*	Fresenius SE & Co. KGaA	818,428	29,881
[2]	Siemens Healthineers AG	553,764	28,909
	Heidelberg Materials AG	258,128	28,430
	Beiersdorf AG	196,392	26,512
*,2	Covestro AG	376,090	23,820
*	Qiagen NV	429,339	18,195
	Brenntag SE	258,548	16,866
	GEA Group AG	340,809	16,787
*,2	Delivery Hero SE	391,097	16,603
	Fresenius Medical Care AG	404,037	15,816
	Henkel AG & Co. KGaA (XTER)	195,107	15,229
	LEG Immobilien SE (XETR)	147,894	13,971
	Continental AG	215,139	13,427
*,2	Zalando SE	436,881	13,226
[2]	Scout24 SE	146,650	12,668
	CTS Eventim AG & Co. KGaA	117,388	12,328
	Nemetschek SE	108,187	11,657
	Evonik Industries AG	502,487	11,074
	Knorr-Bremse AG	131,468	10,845
	Rational AG	9,468	9,272
	Talanx AG	119,801	9,233
	Puma SE	197,721	9,016
	Deutsche Lufthansa AG (Registered)	1,187,393	8,251
	Volkswagen AG	57,104	5,689
	Bechtle AG	162,900	5,562
	KION Group AG	142,062	5,516
	HOCHTIEF AG	41,924	5,134
	Carl Zeiss Meditec AG (Bearer)	72,214	4,546
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	3,866
	Traton SE	102,311	3,276
[2]	DWS Group GmbH & Co. KGaA	63,243	2,699
	Wacker Chemie AG	30,213	2,541
	Deutsche Wohnen SE	97,797	2,498
	Fielmann Group AG	48,517	2,440
	RTL Group SA	72,613	2,311
	FUCHS SE	60,597	2,177
	Sartorius AG	4,596	942
			2,940,980
Greece (0.2%)
	National Bank of Greece SA	1,665,647	13,050
	Eurobank Ergasias Services and Holdings SA Class A	5,013,213	10,373
	Metlen Energy & Metals SA	216,885	7,620
	Piraeus Financial Holdings SA	2,014,814	7,592
25

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	OPAP SA	376,774	6,437
	Alpha Services and Holdings SA	4,244,137	6,393
	Hellenic Telecommunications Organization SA	360,640	5,959
	JUMBO SA	218,078	5,820
	Public Power Corp. SA	404,842	5,323
	Titan Cement International SA	78,526	2,808
	Motor Oil Hellas Corinth Refineries SA	114,884	2,453
	Terna Energy SA	108,095	2,330
	GEK TERNA SA	108,841	2,054
	Optima bank SA	123,341	1,730
	HELLENiQ ENERGY Holdings SA	183,456	1,380
*	LAMDA Development SA	163,159	1,311
	Athens International Airport SA	135,375	1,161
	Aegean Airlines SA	76,910	837
	Sarantis SA	58,908	705
	Cenergy Holdings SA	67,379	640
	Holding Co. ADMIE IPTO SA	240,220	621
*	Intralot SA-Integrated Information Systems & Gaming Services	543,246	599
*	Intrakat Technical & Energy Projects SA	94,003	503
	Athens Water Supply & Sewage Co. SA	79,168	499
	Autohellas Tourist and Trading SA	37,932	469
	Viohalco SA	79,412	446
	Piraeus Port Authority SA	11,411	345
	Ellaktor SA	165,836	321
	Quest Holdings SA	49,530	299
*,3	FF Group	60,219	—
			90,078
Hong Kong (1.4%)
	AIA Group Ltd.	22,348,211	176,379
	Hong Kong Exchanges & Clearing Ltd.	2,524,055	101,064
	Techtronic Industries Co. Ltd.	2,609,274	37,744
	Sun Hung Kai Properties Ltd.	2,827,494	30,616
	CK Hutchison Holdings Ltd.	5,291,599	27,829
	CLP Holdings Ltd.	3,268,871	27,768
	Link REIT	5,081,830	23,678
	BOC Hong Kong Holdings Ltd.	7,141,030	23,314
	Lenovo Group Ltd.	15,340,809	20,229
	Galaxy Entertainment Group Ltd.	4,312,061	19,191
	Power Assets Holdings Ltd.	2,717,404	18,101
	Hang Seng Bank Ltd.	1,440,037	17,615
	Hong Kong & China Gas Co. Ltd.	21,648,110	16,768
	CK Asset Holdings Ltd.	3,804,938	15,554
	Jardine Matheson Holdings Ltd.	393,932	15,136
*	Sands China Ltd.	4,793,104	12,195
[2]	WH Group Ltd.	15,514,502	12,075
	Shenzhou International Group Holdings Ltd.	1,509,149	11,654
	MTR Corp. Ltd.	2,878,672	10,474
	Hongkong Land Holdings Ltd.	2,174,354	9,323
	Wharf Real Estate Investment Co. Ltd.	3,095,420	9,307
	CK Infrastructure Holdings Ltd.	1,175,559	8,319
	Henderson Land Development Co. Ltd.	2,591,302	8,310
	PRADA SpA	1,015,035	7,793
	SITC International Holdings Co. Ltd.	2,558,534	7,231
[2]	ESR Group Ltd.	5,223,314	7,081
	Sino Land Co. Ltd.	6,944,520	6,950
	ASMPT Ltd.	619,200	6,713
	Swire Pacific Ltd. Class A	786,352	6,586
[2]	Samsonite International SA	2,730,103	6,415
	AAC Technologies Holdings Inc.	1,344,337	5,430
	Wharf Holdings Ltd.	1,898,643	5,380
	Xinyi Glass Holdings Ltd.	4,179,583	4,746
	PCCW Ltd.	8,293,776	4,555
	Swire Properties Ltd.	2,114,292	4,303
	Orient Overseas International Ltd.	260,500	3,551
*	HUTCHMED China Ltd.	971,500	3,542
[2]	Budweiser Brewing Co. APAC Ltd.	3,335,133	3,478
	Bank of East Asia Ltd.	2,785,052	3,450
	Chow Tai Fook Jewellery Group Ltd.	3,477,097	3,293
[2]	BOC Aviation Ltd.	418,826	3,248
26

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Yue Yuen Industrial Holdings Ltd.	1,417,824	2,980
	New World Development Co. Ltd.	2,818,554	2,833
	Hang Lung Properties Ltd.	3,368,140	2,829
	First Pacific Co. Ltd.	4,527,139	2,546
	Kerry Properties Ltd.	1,183,233	2,499
*	MMG Ltd.	6,904,277	2,430
	VTech Holdings Ltd.	319,820	2,381
	Wynn Macau Ltd.	2,949,720	2,328
	Hang Lung Group Ltd.	1,738,040	2,273
	Swire Pacific Ltd. Class B	1,563,588	2,110
	Man Wah Holdings Ltd.	2,891,653	2,101
[1]	Cathay Pacific Airways Ltd.	1,920,730	1,998
	Hysan Development Co. Ltd.	1,190,877	1,932
	MGM China Holdings Ltd.	1,453,723	1,887
	NWS Holdings Ltd.	1,762,079	1,818
*	SJM Holdings Ltd.	4,726,143	1,625
	Shangri-La Asia Ltd.	2,180,616	1,575
	DFI Retail Group Holdings Ltd.	599,214	1,422
*	NagaCorp Ltd.	2,750,565	1,131
	Johnson Electric Holdings Ltd.	725,143	1,101
*	Melco International Development Ltd.	1,601,675	985
	Champion REIT	3,668,530	858
*,2	FIT Hon Teng Ltd.	2,240,242	755
*,1	Super Hi International Holding Ltd.	390,523	644
	United Energy Group Ltd.	15,262,205	636
	Dah Sing Banking Group Ltd.	658,505	620
	Nexteer Automotive Group Ltd.	1,648,541	602
	Huabao International Holdings Ltd.	1,942,849	585
	Kerry Logistics Network Ltd.	532,965	501
			794,373
Hungary (0.1%)
	OTP Bank Nyrt	455,347	22,670
	Richter Gedeon Nyrt	287,881	8,320
	MOL Hungarian Oil & Gas plc	894,438	6,207
	Magyar Telekom Telecommunications plc	642,990	1,969
	Opus Global Nyrt	611,247	854
			40,020
Iceland (0.0%)
	Marel HF	1,117,037	4,710
[2]	Arion Banki HF	2,689,588	3,089
*	Alvotech SA	163,521	2,150
	Islandsbanki HF	2,261,037	2,079
	Hagar HF	2,087,422	1,446
*	Kvika banki HF	9,511,130	1,312
	Festi HF	600,560	1,090
	Reitir fasteignafelag hf	1,431,854	1,017
*	Hampidjan HF	699,413	608
	Eimskipafelag Islands hf	220,481	582
			18,083
India (6.1%)
	HDFC Bank Ltd.	11,198,231	230,176
	ICICI Bank Ltd.	7,692,253	117,996
*	Reliance Industries Ltd.	6,610,393	104,718
	Reliance Industries Ltd. (XNSE)	6,610,393	104,523
	Bharti Airtel Ltd. (XNSE)	5,153,606	98,642
	Tata Consultancy Services Ltd.	2,056,145	96,715
	Infosys Ltd.	3,658,988	76,343
[1]	Infosys Ltd. ADR	3,248,490	67,926
	Axis Bank Ltd.	4,548,367	62,482
	Mahindra & Mahindra Ltd.	1,819,290	58,749
	Larsen & Toubro Ltd.	1,341,690	57,635
	Hindustan Unilever Ltd.	1,766,326	53,032
	Sun Pharmaceutical Industries Ltd.	2,165,730	47,528
	NTPC Ltd.	9,423,499	45,578
	HCL Technologies Ltd.	2,106,475	44,077
	Tata Motors Ltd.	4,155,715	41,104
	Bajaj Finance Ltd.	498,136	40,688
*	Zomato Ltd.	13,662,220	39,197
	Maruti Suzuki India Ltd.	274,211	35,991
27

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	ITC Ltd.	5,969,243	34,633
	State Bank of India	3,556,420	34,608
	Power Grid Corp. of India Ltd.	8,343,726	31,739
	Asian Paints Ltd.	904,139	31,489
	Titan Co. Ltd.	812,112	31,457
	Trent Ltd.	361,381	30,538
	UltraTech Cement Ltd.	227,765	29,909
	Tata Steel Ltd.	16,751,006	29,440
	Kotak Mahindra Bank Ltd.	1,386,343	28,462
	Oil & Natural Gas Corp. Ltd.	7,723,939	24,359
	Coal India Ltd.	4,516,661	24,227
	Bharat Electronics Ltd.	7,123,916	24,047
*	Jio Financial Services Ltd.	6,285,868	24,042
	Adani Ports & Special Economic Zone Ltd.	1,467,305	23,940
	Grasim Industries Ltd.	743,492	23,811
	Tech Mahindra Ltd.	1,213,458	23,097
	JSW Steel Ltd.	2,009,859	22,948
	Hindalco Industries Ltd.	2,750,625	22,320
	Adani Enterprises Ltd.	621,423	21,735
	Shriram Finance Ltd.	558,739	20,744
	Cipla Ltd.	1,067,533	19,639
	Nestle India Ltd.	715,317	19,237
	Hindustan Aeronautics Ltd.	377,863	19,015
*	Suzlon Energy Ltd.	23,498,842	18,634
	Max Healthcare Institute Ltd.	1,473,786	17,791
	Divi's Laboratories Ltd.	253,320	17,705
*,2	InterGlobe Aviation Ltd.	368,224	17,689
	Vedanta Ltd.	3,150,166	17,341
[2]	HDFC Life Insurance Co. Ltd.	1,966,988	16,801
	Varun Beverages Ltd.	2,313,688	16,448
	Apollo Hospitals Enterprise Ltd.	197,243	16,432
*	Adani Power Ltd.	2,303,870	16,176
	Britannia Industries Ltd.	237,653	16,158
[2]	SBI Life Insurance Co. Ltd.	838,790	16,149
	Eicher Motors Ltd.	277,945	16,131
*	Adani Green Energy Ltd.	836,815	15,849
	Bajaj Finserv Ltd.	760,276	15,777
	Bajaj Auto Ltd.	133,610	15,605
	Power Finance Corp. Ltd.	2,885,356	15,501
	Hero MotoCorp Ltd.	260,789	15,421
	REC Ltd.	2,478,850	15,305
	Tata Consumer Products Ltd.	1,282,519	15,258
	Tata Power Co. Ltd.	2,912,105	15,180
	Bharat Petroleum Corp. Ltd. (XNSE)	3,992,217	14,727
	Siemens Ltd.	177,842	14,712
	TVS Motor Co. Ltd.	472,130	13,975
*,2	Avenue Supermarts Ltd.	298,249	13,920
	Indian Oil Corp. Ltd.	8,150,374	13,737
	Info Edge India Ltd.	152,445	13,451
	Indian Hotels Co. Ltd.	1,655,666	13,278
	Dr. Reddy's Laboratories Ltd.	876,575	13,259
	Persistent Systems Ltd.	201,692	12,842
*	PB Fintech Ltd.	625,907	12,646
	Lupin Ltd.	480,504	12,468
[2]	LTIMindtree Ltd.	183,528	12,419
	Gail India Ltd.	5,232,674	12,399
	Cholamandalam Investment and Finance Co. Ltd.	816,691	12,312
	DLF Ltd.	1,235,619	12,011
	Dixon Technologies India Ltd.	71,154	11,871
	Samvardhana Motherson International Ltd.	5,338,638	11,438
	Coforge Ltd.	126,804	11,433
	Pidilite Industries Ltd.	304,171	11,358
	Cummins India Ltd.	268,761	11,148
	Godrej Consumer Products Ltd.	730,823	11,135
	Tube Investments of India Ltd.	207,149	11,013
	Ambuja Cements Ltd.	1,591,790	10,974
[2]	ICICI Lombard General Insurance Co. Ltd.	481,774	10,945
*	Indus Towers Ltd.	2,635,974	10,636
	CG Power & Industrial Solutions Ltd.	1,270,593	10,611
[1]	Wipro Ltd. ADR	1,594,555	10,333
28

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[2]	HDFC Asset Management Co. Ltd.	200,351	10,224
	United Spirits Ltd.	576,083	9,913
*	Yes Bank Ltd.	40,194,775	9,703
	Colgate-Palmolive India Ltd.	264,420	9,617
	Havells India Ltd.	480,327	9,348
	Torrent Power Ltd.	430,194	9,306
	ABB India Ltd.	105,329	9,277
	Voltas Ltd.	457,860	8,962
*	Adani Energy Solutions Ltd.	761,380	8,802
	Aurobindo Pharma Ltd.	530,792	8,798
	Federal Bank Ltd.	3,591,691	8,688
	JSW Energy Ltd.	1,066,313	8,596
	PI Industries Ltd.	161,544	8,593
	Bharat Forge Ltd.	508,284	8,508
	Jindal Steel & Power Ltd.	775,443	8,463
	Embassy Office Parks REIT	1,756,431	8,248
	Hindustan Petroleum Corp. Ltd.	1,817,353	8,218
	Shree Cement Ltd.	26,903	8,002
	Wipro Ltd.	1,215,023	7,909
	Marico Ltd.	1,038,997	7,894
	MRF Ltd.	5,395	7,846
	Sundaram Finance Ltd.	133,787	7,646
	Mphasis Ltd.	221,568	7,552
	SRF Ltd.	283,791	7,546
	Torrent Pharmaceuticals Ltd.	197,618	7,512
	Dabur India Ltd.	1,163,275	7,459
[2]	Macrotech Developers Ltd.	515,246	7,366
	Polycab India Ltd.	95,983	7,362
	Bosch Ltd.	17,439	7,275
*	Max Financial Services Ltd.	475,606	7,247
	Bharat Heavy Electricals Ltd.	2,545,299	7,205
	Alkem Laboratories Ltd.	103,691	7,116
*	Godrej Properties Ltd.	208,016	7,080
	APL Apollo Tubes Ltd.	387,831	7,004
	Ashok Leyland Ltd.	2,801,875	6,921
	UPL Ltd.	1,046,463	6,879
	Phoenix Mills Ltd.	374,263	6,761
[2]	Sona Blw Precision Forgings Ltd.	827,661	6,732
[2]	ICICI Prudential Life Insurance Co. Ltd.	762,154	6,701
*	GMR Airports Infrastructure Ltd.	7,110,427	6,676
[2]	Indian Railway Finance Corp. Ltd.	3,538,342	6,533
	Supreme Industries Ltd.	127,000	6,470
	Bajaj Holdings & Investment Ltd.	52,887	6,427
	Rail Vikas Nigam Ltd.	1,127,848	6,291
*	One 97 Communications Ltd.	698,115	6,270
	Page Industries Ltd.	12,148	6,225
	Bank of Baroda	2,051,501	6,101
	Kalyan Jewellers India Ltd.	781,997	6,100
	Oil India Ltd.	1,085,980	6,086
	NMDC Ltd.	2,296,177	6,030
	Glenmark Pharmaceuticals Ltd.	299,154	6,019
	Zydus Lifesciences Ltd.	505,000	5,998
*	Mankind Pharma Ltd.	187,900	5,946
	Oracle Financial Services Software Ltd.	46,017	5,939
*	FSN E-Commerce Ventures Ltd.	2,725,268	5,862
	Solar Industries India Ltd.	48,332	5,861
	Petronet LNG Ltd.	1,482,414	5,850
	Indian Railway Catering & Tourism Corp. Ltd.	599,838	5,843
	NHPC Ltd.	5,897,750	5,774
	Tata Elxsi Ltd.	68,299	5,690
*	IDFC First Bank Ltd.	7,252,241	5,666
	Container Corp. of India Ltd.	545,300	5,483
	KPIT Technologies Ltd.	331,229	5,467
	Oberoi Realty Ltd.	232,658	5,421
	Balkrishna Industries Ltd.	160,036	5,386
	KEI Industries Ltd.	111,767	5,370
[2]	AU Small Finance Bank Ltd.	717,978	5,219
	Punjab National Bank	4,399,010	5,109
	Jindal Stainless Ltd. (XNSE)	635,221	5,086
	Ipca Laboratories Ltd.	268,829	5,070
29

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Astral Ltd. (XNSE)	238,934	5,021
	Coromandel International Ltd.	250,291	4,959
	Exide Industries Ltd.	914,450	4,946
	Dr Reddy's Laboratories Ltd. ADR	66,171	4,890
	Prestige Estates Projects Ltd.	251,148	4,876
	Jubilant Foodworks Ltd.	713,447	4,874
	Muthoot Finance Ltd.	211,866	4,851
	Tata Communications Ltd.	227,344	4,787
	Adani Total Gas Ltd.	555,951	4,743
	SBI Cards & Payment Services Ltd.	576,673	4,709
	LIC Housing Finance Ltd.	602,027	4,505
[2]	Laurus Labs Ltd.	766,957	4,473
	ACC Ltd.	159,935	4,403
	Canara Bank	3,576,022	4,345
	GE T&D India Ltd.	205,962	4,335
	Deepak Nitrite Ltd.	136,700	4,278
*	Vodafone Idea Ltd.	43,776,239	4,209
	Union Bank of India Ltd.	3,031,215	4,204
	Gujarat Fluorochemicals Ltd.	79,908	4,088
	Patanjali Foods Ltd.	186,959	3,983
	Steel Authority of India Ltd.	2,899,629	3,973
	Tata Technologies Ltd.	332,972	3,972
	UNO Minda Ltd.	332,852	3,877
*	Aditya Birla Capital Ltd.	1,599,641	3,857
	Linde India Ltd.	42,286	3,839
	Hindustan Zinc Ltd.	583,734	3,830
	Thermax Ltd.	64,151	3,755
	Mahindra & Mahindra Financial Services Ltd.	1,163,986	3,734
	Indian Bank	529,116	3,724
	Berger Paints India Ltd.	577,624	3,681
	Dalmia Bharat Ltd.	163,584	3,562
	AIA Engineering Ltd.	78,008	3,538
	Indraprastha Gas Ltd.	701,718	3,499
	Hitachi Energy India Ltd.	21,270	3,483
	IRB Infrastructure Developers Ltd.	5,668,974	3,481
	Biocon Ltd.	918,795	3,448
	Emami Ltd.	410,545	3,426
[2]	Bandhan Bank Ltd.	1,585,222	3,418
*	Indian Renewable Energy Development Agency Ltd.	1,342,188	3,325
[2]	Syngene International Ltd.	322,162	3,291
	Schaeffler India Ltd.	80,132	3,260
	Motilal Oswal Financial Services Ltd.	286,593	3,183
	United Breweries Ltd.	136,493	3,115
[2]	L&T Technology Services Ltd.	52,132	3,051
	Escorts Kubota Ltd.	66,287	2,945
	L&T Finance Holdings Ltd.	1,691,406	2,930
	Mazagon Dock Shipbuilders Ltd.	60,656	2,930
	Piramal Enterprises Ltd.	232,343	2,920
	Whirlpool of India Ltd.	122,218	2,885
[2]	Nippon Life India Asset Management Ltd.	339,512	2,849
*	Star Health & Allied Insurance Co. Ltd.	462,564	2,768
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	2,710
	Lloyds Metals & Energy Ltd.	229,672	2,649
[2]	Dr Lal PathLabs Ltd.	69,923	2,583
	Housing & Urban Development Corp. Ltd.	971,788	2,497
	Gujarat Gas Ltd.	403,569	2,488
[2]	Cochin Shipyard Ltd.	139,714	2,477
	Honeywell Automation India Ltd.	4,462	2,425
	Poonawalla Fincorp Ltd.	543,756	2,411
	Aarti Industries Ltd.	397,765	2,408
*	Zee Entertainment Enterprises Ltd.	1,663,192	2,406
	3M India Ltd.	5,542	2,373
	Castrol India Ltd.	952,461	2,372
	Bank of India	1,772,838	2,282
	NLC India Ltd.	691,828	2,106
	Bata India Ltd.	126,624	2,036
	Bayer CropScience Ltd.	25,215	1,983
	Vedant Fashions Ltd.	118,238	1,968
[2]	Endurance Technologies Ltd.	66,530	1,873
	SJVN Ltd.	1,396,359	1,867
30

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	JSW Infrastructure Ltd.	494,347	1,842
[2]	RBL Bank Ltd.	902,847	1,813
	Bharat Dynamics Ltd.	141,145	1,813
*	Godrej Industries Ltd.	131,137	1,618
	Sun TV Network Ltd.	172,302	1,540
	Bharti Airtel Ltd.	103,050	1,474
	Kansai Nerolac Paints Ltd.	410,094	1,385
[2]	General Insurance Corp. of India	315,895	1,380
	Relaxo Footwears Ltd.	142,301	1,304
*	Adani Wilmar Ltd.	316,631	1,299
	Bank of Maharashtra	1,925,160	1,252
	IDBI Bank Ltd.	1,143,785	1,132
[2]	New India Assurance Co. Ltd.	428,789	995
*	Tata Teleservices Maharashtra Ltd.	1,003,654	874
	Metro Brands Ltd.	60,243	858
*	Rajesh Exports Ltd.	278,548	853
*	Central Bank of India Ltd.	1,226,349	841
	Mangalore Refinery & Petrochemicals Ltd.	392,134	688
			3,436,388
Indonesia (0.5%)
	Bank Central Asia Tbk PT	110,211,643	71,856
	Bank Rakyat Indonesia Persero Tbk PT	138,885,803	42,340
	Bank Mandiri Persero Tbk PT	88,142,544	37,418
	Telkom Indonesia Persero Tbk PT	92,442,924	16,523
*	Amman Mineral Internasional PT	24,911,800	14,519
	Astra International Tbk PT	40,274,388	13,075
	Bank Negara Indonesia Persero Tbk PT	29,505,474	9,841
*	GoTo Gojek Tokopedia Tbk PT	1,927,869,300	8,322
	Sumber Alfaria Trijaya Tbk PT	37,574,500	7,935
*	Merdeka Copper Gold Tbk PT	35,027,900	5,415
	United Tractors Tbk PT	2,896,312	5,056
	Charoen Pokphand Indonesia Tbk PT	14,388,064	4,817
	Adaro Energy Indonesia Tbk PT	20,854,163	4,800
	Indofood Sukses Makmur Tbk PT	8,658,805	4,189
	Kalbe Farma Tbk PT	36,971,537	3,809
	Indofood CBP Sukses Makmur Tbk PT	4,446,484	3,489
	Barito Pacific Tbk PT	49,104,363	3,109
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,177,000	2,659
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	2,111
	Sarana Menara Nusantara Tbk PT	36,242,000	1,847
	Semen Indonesia Persero Tbk PT	6,731,719	1,693
	Indosat Tbk PT	10,439,600	1,661
	LEG Immobilien SE	8,332,361	1,604
*	Petrindo Jaya Kreasi Tbk PT	3,287,600	1,591
	Elang Mahkota Teknologi Tbk PT	48,412,800	1,572
	Bukit Asam Tbk PT	7,901,955	1,488
	Dayamitra Telekomunikasi PT	35,884,200	1,440
	Unilever Indonesia Tbk PT	11,057,850	1,384
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	1,377
	Jasa Marga Persero Tbk PT	4,255,719	1,313
	XL Axiata Tbk PT	8,660,805	1,240
	Mayora Indah Tbk PT	7,227,000	1,196
*	Bumi Serpong Damai Tbk PT	13,742,140	1,065
	Avia Avian Tbk PT	34,955,700	1,063
*	Vale Indonesia Tbk PT	4,362,799	1,060
	Trimegah Bangun Persada Tbk PT	15,976,400	914
*	Gudang Garam Tbk PT	944,386	847
*	MNC Digital Entertainment Tbk PT	7,734,096	640
	Tower Bersama Infrastructure Tbk PT	4,415,780	535
	Bank Danamon Indonesia Tbk PT	1,646,227	270
			287,083
Ireland (0.2%)
	Kerry Group plc Class A	296,712	29,634
	Kingspan Group plc	303,291	26,783
	AIB Group plc	3,580,520	19,195
	Bank of Ireland Group plc	2,028,221	18,798
	Glanbia plc (XDUB)	344,864	5,738
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			100,148
31

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	2,242,310	41,263
	Bank Leumi Le-Israel BM	3,019,007	30,672
	Bank Hapoalim BM	2,664,896	27,766
*	Nice Ltd.	125,300	21,772
	Israel Discount Bank Ltd. Class A	2,468,711	14,511
	Mizrahi Tefahot Bank Ltd.	273,639	11,283
	Elbit Systems Ltd.	48,834	11,186
*	Nova Ltd.	57,773	10,865
*	Tower Semiconductor Ltd.	220,181	9,286
	ICL Group Ltd.	1,425,980	5,854
	Azrieli Group Ltd.	72,984	5,572
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,081,193	5,230
	First International Bank of Israel Ltd.	103,897	4,610
	Camtek Ltd.	53,929	4,277
	Melisron Ltd.	49,670	3,936
	Phoenix Financial Ltd.	323,839	3,755
*	Enlight Renewable Energy Ltd.	232,789	3,696
	Mivne Real Estate KD Ltd.	1,249,174	3,406
*	Big Shopping Centers Ltd.	27,385	3,274
	Harel Insurance Investments & Financial Services Ltd.	216,694	2,259
	Amot Investments Ltd.	419,777	2,042
*	Shapir Engineering and Industry Ltd.	282,168	1,851
	Energix-Renewable Energies Ltd.	527,626	1,836
	Delek Group Ltd.	15,319	1,805
*	Airport City Ltd.	116,646	1,772
*	Fattal Holdings 1998 Ltd.	13,246	1,667
	Strauss Group Ltd.	98,899	1,666
	Israel Corp. Ltd.	7,068	1,544
	Gav-Yam Lands Corp. Ltd.	67,775	559
*	Shikun & Binui Ltd.	1	—
*	OPC Energy Ltd.	1	—
			239,215
Italy (1.8%)
	UniCredit SpA	3,157,189	139,672
	Intesa Sanpaolo SpA	31,673,206	135,562
	Enel SpA	15,444,310	117,131
	Ferrari NV	233,382	111,409
	Generali	2,488,303	68,991
	Eni SpA	4,482,544	68,283
	Prysmian SpA	556,720	39,290
	Stellantis NV	2,326,980	31,885
	Moncler SpA	451,852	25,104
	Terna - Rete Elettrica Nazionale	2,800,384	24,256
	Stellantis NV (XNYS)	1,726,792	23,668
	Snam SpA	4,524,219	21,734
	FinecoBank Banca Fineco SpA	1,212,596	19,358
	Leonardo SpA	795,457	18,960
	Banco BPM SpA	2,728,662	18,405
	Mediobanca Banca di Credito Finanziario SpA	1,086,873	17,930
	Tenaris SA	800,283	13,185
	BPER Banca SpA	2,102,159	12,799
[2]	Poste Italiane SpA	896,229	12,602
	Recordati Industria Chimica e Farmaceutica SpA	193,432	10,975
	Unipol Gruppo SpA	854,060	10,614
*,1,2	Nexi SpA	1,577,733	9,973
[2]	Infrastrutture Wireless Italiane SpA	695,392	7,840
	Amplifon SpA	258,564	7,223
	Interpump Group SpA	158,228	7,031
	A2A SpA	3,054,468	6,982
	Reply SpA	44,868	6,840
	Brunello Cucinelli SpA	67,879	6,715
	Buzzi SpA	168,591	6,605
	Davide Campari-Milano NV	952,225	6,393
	Italgas SpA	977,408	5,996
	Hera SpA	1,520,650	5,817
	Banca Mediolanum SpA	435,178	5,379
*,1	Telecom Italia SpA (MTAA)	20,302,111	5,143
	DiaSorin SpA	41,916	4,553
32

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[2]	Pirelli & C SpA	799,994	4,371
	Tenaris SA ADR	37,709	1,240
			1,039,914
Japan (15.5%)
	Toyota Motor Corp.	23,603,835	406,703
	Mitsubishi UFJ Financial Group Inc.	22,528,754	237,458
	Hitachi Ltd.	8,819,380	221,586
	Sony Group Corp.	11,941,720	210,145
	Keyence Corp.	387,374	174,866
	Recruit Holdings Co. Ltd.	2,669,914	163,032
	Sumitomo Mitsui Financial Group Inc.	7,412,943	157,262
	Mitsubishi Corp.	7,968,116	145,769
	Shin-Etsu Chemical Co. Ltd.	3,790,985	138,917
	Tokio Marine Holdings Inc.	3,781,510	136,195
	ITOCHU Corp.	2,694,428	133,288
	Tokyo Electron Ltd.	874,220	128,644
	Daiichi Sankyo Co. Ltd.	3,739,869	121,726
	Mitsui & Co. Ltd.	5,821,740	118,692
	SoftBank Group Corp.	1,948,207	116,149
	Fast Retailing Co. Ltd.	359,186	114,839
	Nintendo Co. Ltd.	2,072,250	109,462
	Mizuho Financial Group Inc.	5,046,170	104,814
	Honda Motor Co. Ltd.	9,488,039	95,422
	Hoya Corp.	697,709	93,349
	KDDI Corp.	2,984,624	93,059
	Advantest Corp.	1,469,764	85,099
	Takeda Pharmaceutical Co. Ltd.	3,033,855	84,648
	Mitsubishi Heavy Industries Ltd.	5,863,250	82,771
	Softbank Corp.	54,403,790	68,489
	Mitsubishi Electric Corp.	3,833,226	67,436
	Japan Tobacco Inc.	2,356,675	65,792
	Seven & i Holdings Co. Ltd.	4,546,677	65,472
	Daikin Industries Ltd.	527,631	63,346
	Fujitsu Ltd.	3,233,090	62,159
	Chugai Pharmaceutical Co. Ltd.	1,294,121	61,576
	Canon Inc.	1,826,540	59,408
	MS&AD Insurance Group Holdings Inc.	2,655,844	58,746
	Murata Manufacturing Co. Ltd.	3,345,965	58,458
	Otsuka Holdings Co. Ltd.	955,500	57,722
	Denso Corp.	4,060,136	57,668
	FUJIFILM Holdings Corp.	2,293,878	54,568
	Terumo Corp.	2,841,162	54,111
	Nippon Telegraph & Telephone Corp.	55,790,525	53,829
	Oriental Land Co. Ltd.	2,144,025	51,815
	FANUC Corp.	1,883,330	49,967
	Disco Corp.	166,333	47,327
	Marubeni Corp.	3,152,227	47,123
	SMC Corp.	109,831	46,628
	Komatsu Ltd.	1,798,809	46,563
	ORIX Corp.	2,174,721	45,821
	Mitsui Fudosan Co. Ltd.	5,329,955	45,477
	Dai-ichi Life Holdings Inc.	1,796,125	44,778
	NEC Corp.	510,484	43,437
	East Japan Railway Co.	2,148,257	43,148
	Sumitomo Corp.	2,028,727	42,799
	TDK Corp.	3,578,360	42,065
	Astellas Pharma Inc.	3,569,416	41,792
	Nidec Corp.	2,056,538	40,968
	Renesas Electronics Corp.	3,016,256	40,413
	Kao Corp.	903,783	39,835
	Bridgestone Corp.	1,115,302	39,744
	Sompo Holdings Inc.	1,821,763	39,057
	Olympus Corp.	2,166,079	38,128
	Central Japan Railway Co.	1,802,585	37,330
	Ajinomoto Co. Inc.	957,486	36,783
	Suzuki Motor Corp.	3,572,888	35,455
	Japan Post Holdings Co. Ltd.	3,822,225	35,264
	Daiwa House Industry Co. Ltd.	1,175,129	35,053
	Aeon Co. Ltd.	1,415,885	34,694
33

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Panasonic Holdings Corp.	4,061,084	33,423
	Nippon Steel Corp.	1,642,940	32,874
	Asahi Group Holdings Ltd.	2,707,950	32,510
	Mitsubishi Estate Co. Ltd.	2,143,083	31,692
	Sumitomo Mitsui Trust Holdings Inc.	1,395,196	30,597
	ENEOS Holdings Inc.	5,815,924	29,339
	Nippon Yusen KK	876,244	29,336
	Resona Holdings Inc.	4,380,151	28,899
	Nomura Holdings Inc.	5,600,780	28,720
	Secom Co. Ltd.	800,846	28,480
	Sekisui House Ltd.	1,081,979	26,131
	Japan Post Bank Co. Ltd.	2,872,370	25,654
	Sumitomo Realty & Development Co. Ltd.	842,890	25,003
	Kubota Corp.	1,947,770	24,887
	Nomura Research Institute Ltd.	829,138	24,802
	Unicharm Corp.	764,278	24,644
	Japan Exchange Group Inc.	2,072,138	24,288
	Bandai Namco Holdings Inc.	1,153,430	24,183
	Kyocera Corp.	2,376,084	24,098
	Lasertec Corp.	170,840	23,182
	Kansai Electric Power Co. Inc.	1,444,801	23,170
	Sumitomo Electric Industries Ltd.	1,497,480	23,035
	Asics Corp.	1,315,540	22,978
	Nitto Denko Corp.	1,393,735	22,932
	Mitsui OSK Lines Ltd.	670,595	22,831
	Kirin Holdings Co. Ltd.	1,550,314	22,825
	Toyota Tsusho Corp.	1,328,461	22,582
	Shimano Inc.	150,560	22,119
	Toyota Industries Corp.	317,904	22,038
	Inpex Corp.	1,670,898	22,026
	Obic Co. Ltd.	658,645	21,523
	Subaru Corp.	1,187,744	21,212
	Kikkoman Corp.	1,795,265	21,063
	Sysmex Corp.	1,125,754	20,887
	Shionogi & Co. Ltd.	1,415,391	20,216
	NTT Data Group Corp.	1,252,009	19,807
	Pan Pacific International Holdings Corp.	794,205	19,703
	Fujikura Ltd.	527,100	19,373
	Nitori Holdings Co. Ltd.	148,894	18,962
	Eisai Co. Ltd.	524,774	17,779
	Daiwa Securities Group Inc.	2,652,202	17,351
	Konami Group Corp.	189,219	17,344
	Tokyo Gas Co. Ltd.	693,892	17,120
	Asahi Kasei Corp.	2,456,678	16,948
	Shiseido Co. Ltd.	772,884	16,683
*	Rakuten Group Inc.	2,773,238	16,552
	Idemitsu Kosan Co. Ltd.	2,411,215	16,438
	Obayashi Corp.	1,340,623	16,435
	Toray Industries Inc.	3,018,606	16,415
	West Japan Railway Co.	901,098	16,016
	TOPPAN Holdings Inc.	542,907	15,881
	T&D Holdings Inc.	990,859	15,816
	Shimadzu Corp.	535,114	15,785
	Osaka Gas Co. Ltd.	732,791	15,703
	Makita Corp.	480,885	15,702
	Yamaha Motor Co. Ltd.	1,763,452	15,414
	Kajima Corp.	892,687	15,377
	Dentsu Group Inc.	497,620	15,360
	Dai Nippon Printing Co. Ltd.	868,438	15,073
	Chubu Electric Power Co. Inc.	1,303,015	14,978
	Nippon Paint Holdings Co. Ltd.	1,949,221	14,918
	Isuzu Motors Ltd.	1,136,844	14,701
	Yaskawa Electric Corp.	512,459	14,687
	Nexon Co. Ltd.	837,672	14,518
	Omron Corp.	360,203	14,221
	Minebea Mitsumi Inc.	806,556	14,199
	LY Corp.	5,192,622	14,164
	JFE Holdings Inc.	1,172,851	14,120
	Capcom Co. Ltd.	704,740	13,946
	Taisei Corp.	330,166	13,904
34

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Chemical Group Corp.	2,539,678	13,704
	Ebara Corp.	908,485	13,653
	Trend Micro Inc.	259,990	13,603
	IHI Corp.	254,124	13,529
	Nippon Building Fund Inc.	15,214	13,050
	Sumitomo Metal Mining Co. Ltd.	469,846	12,991
	Fuji Electric Co. Ltd.	249,366	12,700
	Daito Trust Construction Co. Ltd.	114,175	12,617
	Yakult Honsha Co. Ltd.	578,896	12,580
	Nippon Sanso Holdings Corp.	360,656	12,519
	Ricoh Co. Ltd.	1,115,795	12,087
	Tokyu Corp.	963,310	11,876
	MEIJI Holdings Co. Ltd.	508,478	11,861
	SBI Holdings Inc.	537,953	11,813
*	Tokyo Electric Power Co. Holdings Inc.	2,901,986	11,720
	Hankyu Hanshin Holdings Inc.	430,725	11,711
	Mitsubishi HC Capital Inc. (XTKS)	1,682,033	11,263
	Kawasaki Heavy Industries Ltd.	288,947	11,063
	TIS Inc.	442,580	11,036
	Sekisui Chemical Co. Ltd.	778,181	10,982
	Kawasaki Kisen Kaisha Ltd.	789,500	10,906
	AGC Inc.	352,091	10,790
	Nissin Foods Holdings Co. Ltd.	400,266	10,778
	Sumitomo Forestry Co. Ltd.	278,670	10,735
	Daifuku Co. Ltd.	564,996	10,620
	Ono Pharmaceutical Co. Ltd.	847,382	10,584
	Concordia Financial Group Ltd.	2,135,684	10,579
	Toyo Suisan Kaisha Ltd.	179,841	10,565
	Yokogawa Electric Corp.	470,393	10,429
	SCREEN Holdings Co. Ltd.	161,542	10,313
	Isetan Mitsukoshi Holdings Ltd.	683,549	10,171
	Hikari Tsushin Inc.	48,811	9,852
	MatsukiyoCocokara & Co.	721,925	9,829
	Niterra Co. Ltd.	345,402	9,789
	Sanwa Holdings Corp.	384,672	9,745
	Japan Real Estate Investment Corp.	2,660	9,676
	Chiba Bank Ltd.	1,319,046	9,626
	Sanrio Co. Ltd.	352,800	9,571
	Aisin Corp.	904,965	9,409
	Kyushu Electric Power Co. Inc.	836,668	9,370
	Seiko Epson Corp.	513,358	9,331
[1]	Nissan Motor Co. Ltd.	3,472,999	9,252
	Seibu Holdings Inc.	412,408	9,209
	Otsuka Corp.	408,682	9,172
	Tohoku Electric Power Co. Inc.	934,980	9,171
	MISUMI Group Inc.	550,744	8,964
	Brother Industries Ltd.	458,928	8,939
	Zensho Holdings Co. Ltd.	177,728	8,916
	Rohto Pharmaceutical Co. Ltd.	388,150	8,728
	BayCurrent Inc.	268,100	8,713
	M3 Inc.	843,011	8,664
	Sojitz Corp.	423,605	8,657
	Nomura Real Estate Master Fund Inc.	8,952	8,451
	Suntory Beverage & Food Ltd.	250,115	8,437
	Resonac Holdings Corp.	354,436	8,430
	Nissan Chemical Corp.	249,553	8,429
	Japan Metropolitan Fund Investment	13,549	8,316
	SG Holdings Co. Ltd.	829,025	8,314
	Kintetsu Group Holdings Co. Ltd.	356,681	8,290
	Kuraray Co. Ltd.	603,879	8,183
	Toho Co. Ltd.	214,207	8,180
	Kyoto Financial Group Inc.	557,268	8,179
	Kurita Water Industries Ltd.	217,502	8,157
	GLP J-Reit	9,188	8,079
	Sumitomo Chemical Co. Ltd.	3,004,530	8,021
[1]	Mazda Motor Corp.	1,133,892	8,016
	TOTO Ltd.	287,192	8,013
	Kyowa Kirin Co. Ltd.	485,482	8,002
	Nippon Prologis REIT Inc.	4,874	7,842
	Hoshizaki Corp.	238,052	7,824
35

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)
Ryohin Keikaku Co. Ltd.	472,646	7,735
Mitsui Chemicals Inc.	337,754	7,716
Azbil Corp.	989,640	7,695
Hulic Co. Ltd.	821,664	7,609
KDX Realty Investment Corp.	7,935	7,548
Nikon Corp.	605,999	7,507
Kyushu Railway Co.	284,788	7,493
Tokyu Fudosan Holdings Corp.	1,195,870	7,463
Fukuoka Financial Group Inc.	318,712	7,270
Fuji Soft Inc.	118,400	7,250
McDonald's Holdings Co. Japan Ltd.	170,400	7,221
NIPPON EXPRESS HOLDINGS Inc.	145,681	7,182
Keisei Electric Railway Co. Ltd.	274,831	7,151
Kobe Steel Ltd.	655,267	7,062
Rohm Co. Ltd.	638,972	7,045
Shizuoka Financial Group Inc.	878,528	7,010
MonotaRO Co. Ltd.	462,756	6,981
NOF Corp.	429,150	6,972
Santen Pharmaceutical Co. Ltd.	580,200	6,939
Mebuki Financial Group Inc.	1,851,773	6,926
ZOZO Inc.	212,956	6,905
Kobe Bussan Co. Ltd.	281,188	6,897
Hirose Electric Co. Ltd.	57,760	6,874
Tosoh Corp.	552,442	6,864
Shimizu Corp.	1,030,234	6,825
Ibiden Co. Ltd.	213,360	6,777
Skylark Holdings Co. Ltd.	436,364	6,759
NH Foods Ltd.	195,078	6,758
USS Co. Ltd.	802,842	6,724
Credit Saison Co. Ltd.	298,190	6,707
Daiwa House REIT Investment Corp.	4,393	6,691
Hamamatsu Photonics KK	505,624	6,686
Socionext Inc.	355,700	6,622
Odakyu Electric Railway Co. Ltd.	626,100	6,569
Tobu Railway Co. Ltd.	402,586	6,515
Oji Holdings Corp.	1,730,473	6,435
Tokyo Tatemono Co. Ltd.	388,921	6,351
SUMCO Corp.	663,853	6,347
Mitsubishi Gas Chemical Co. Inc.	362,979	6,308
Amada Co. Ltd.	632,085	6,229
Haseko Corp.	515,202	6,227
Asahi Intecc Co. Ltd.	388,267	6,221
ANA Holdings Inc.	314,834	6,201
Yamaha Corp.	760,956	6,145
Invincible Investment Corp.	15,074	6,140
Medipal Holdings Corp.	387,457	6,139
Cosmo Energy Holdings Co. Ltd.	124,326	6,137
Japan Post Insurance Co. Ltd.	372,239	6,134
Oracle Corp. Japan	64,051	6,127
Lixil Corp.	516,376	6,061
Square Enix Holdings Co. Ltd.	154,164	6,021
NGK Insulators Ltd.	487,441	6,005
Nisshin Seifun Group Inc.	510,504	5,960
Sapporo Holdings Ltd.	123,519	5,929
Sega Sammy Holdings Inc.	309,868	5,831
Persol Holdings Co. Ltd.	3,469,610	5,827
Yamato Holdings Co. Ltd.	540,276	5,730
Nichirei Corp.	201,520	5,632
Open House Group Co. Ltd.	151,983	5,602
Marui Group Co. Ltd.	355,763	5,586
Sohgo Security Services Co. Ltd.	786,320	5,467
Electric Power Development Co. Ltd.	326,406	5,455
Orix JREIT Inc.	5,228	5,397
SCSK Corp.	288,509	5,384
CyberAgent Inc.	822,268	5,368
Advance Residence Investment Corp.	2,640	5,305
United Urban Investment Corp.	5,912	5,302
Yokohama Rubber Co. Ltd.	258,163	5,292
Iwatani Corp.	401,200	5,230
Nomura Real Estate Holdings Inc.	212,219	5,225
36

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Lion Corp.	473,170	5,220
	Yamazaki Baking Co. Ltd.	254,470	5,168
	Koito Manufacturing Co. Ltd.	397,852	5,152
	Iyogin Holdings Inc.	537,994	5,107
	Keio Corp.	227,899	5,097
	Kinden Corp.	241,340	5,002
	Tokyo Century Corp.	490,044	4,986
	Japan Airport Terminal Co. Ltd.	135,683	4,970
	Tokyo Ohka Kogyo Co. Ltd.	215,234	4,954
	Kansai Paint Co. Ltd.	304,102	4,953
	Sumitomo Heavy Industries Ltd.	221,301	4,931
	Taiheiyo Cement Corp.	225,946	4,922
	Suzuken Co. Ltd.	149,509	4,888
	Kewpie Corp.	206,653	4,887
	GMO Payment Gateway Inc.	81,335	4,872
	J Front Retailing Co. Ltd.	452,256	4,803
	Aozora Bank Ltd.	272,674	4,701
	Hachijuni Bank Ltd.	855,177	4,693
	Dexerials Corp.	307,200	4,690
	Japan Airlines Co. Ltd.	292,365	4,689
	DMG Mori Co. Ltd.	245,665	4,684
	Horiba Ltd.	76,095	4,678
*	Shinko Electric Industries Co. Ltd.	130,800	4,678
	Japan Hotel REIT Investment Corp.	10,110	4,662
	Hitachi Construction Machinery Co. Ltd.	210,839	4,575
	COMSYS Holdings Corp.	217,289	4,559
	Toyo Seikan Group Holdings Ltd.	303,938	4,537
	Tsuruha Holdings Inc.	80,551	4,506
	Shimamura Co. Ltd.	87,334	4,496
	Ulvac Inc.	95,546	4,467
	BIPROGY Inc.	141,493	4,465
	Miura Co. Ltd.	190,950	4,459
	Air Water Inc.	354,214	4,456
	Rinnai Corp.	202,248	4,431
	Maruwa Co. Ltd.	16,000	4,414
	Alfresa Holdings Corp.	304,213	4,389
	Chugoku Electric Power Co. Inc.	602,629	4,386
	Nihon Kohden Corp.	290,240	4,326
	Sankyo Co. Ltd.	325,100	4,318
	Kobayashi Pharmaceutical Co. Ltd.	115,749	4,311
	Toho Gas Co. Ltd.	172,168	4,306
	Tsumura & Co.	131,690	4,304
	Nagoya Railroad Co. Ltd.	387,758	4,298
	Kokusai Electric Corp.	235,200	4,289
	Taiyo Yuden Co. Ltd.	243,750	4,263
	Food & Life Cos. Ltd.	216,000	4,259
	Japan Steel Works Ltd.	123,900	4,203
	Mitsubishi Logistics Corp.	625,370	4,192
	Nagase & Co. Ltd.	200,741	4,166
	Daicel Corp.	471,223	4,159
	Takashimaya Co. Ltd.	524,152	4,150
	Mitsubishi Materials Corp.	249,600	4,095
	Internet Initiative Japan Inc.	213,000	4,090
	Seino Holdings Co. Ltd.	252,826	4,078
	Japan Prime Realty Investment Corp.	1,852	4,069
	Mitsui Fudosan Logistics Park Inc.	6,005	3,998
	Tokyo Seimitsu Co. Ltd.	74,200	3,993
	EXEO Group Inc.	387,838	3,969
	Hirogin Holdings Inc.	541,284	3,954
[1]	Sekisui House REIT Inc.	8,270	3,932
	Iida Group Holdings Co. Ltd.	270,711	3,925
	THK Co. Ltd.	236,421	3,903
	Keikyu Corp.	498,046	3,900
	Gunma Bank Ltd.	685,300	3,859
	Alps Alpine Co. Ltd.	390,307	3,835
	NSK Ltd.	836,358	3,814
	NET One Systems Co. Ltd.	156,756	3,806
	Kadokawa Corp.	174,500	3,798
	Kamigumi Co. Ltd.	180,903	3,776
	TechnoPro Holdings Inc.	209,688	3,743
37

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Amano Corp.	129,450	3,734
	Stanley Electric Co. Ltd.	216,540	3,704
	Mitsubishi Motors Corp.	1,243,164	3,693
	Nippon Accommodations Fund Inc.	922	3,692
	Takasago Thermal Engineering Co. Ltd.	114,800	3,682
	Yamaguchi Financial Group Inc.	375,857	3,680
	Nifco Inc.	158,279	3,677
	Sumitomo Rubber Industries Ltd.	358,443	3,674
	NHK Spring Co. Ltd.	299,986	3,672
	Nabtesco Corp.	225,743	3,659
	JGC Holdings Corp.	426,054	3,657
	Hakuhodo DY Holdings Inc.	459,598	3,642
	Goldwin Inc.	70,001	3,631
	Keihan Holdings Co. Ltd.	194,535	3,631
	Kose Corp.	65,893	3,621
	Zenkoku Hosho Co. Ltd.	100,068	3,616
	Konica Minolta Inc.	863,162	3,603
	Hisamitsu Pharmaceutical Co. Inc.	122,296	3,596
	Kagome Co. Ltd.	181,425	3,594
	Coca-Cola Bottlers Japan Holdings Inc.	273,704	3,506
	DIC Corp.	161,030	3,506
	LaSalle Logiport REIT	3,683	3,505
*	Rakuten Bank Ltd.	172,100	3,489
	Industrial & Infrastructure Fund Investment Corp.	4,604	3,477
	Mitsui Mining & Smelting Co. Ltd.	109,045	3,465
	Sankyu Inc.	98,325	3,415
	Kyudenko Corp.	94,861	3,406
	Nankai Electric Railway Co. Ltd.	215,438	3,386
	Cosmos Pharmaceutical Corp.	70,426	3,385
	Kakaku.com Inc.	219,411	3,369
	Nippon Electric Glass Co. Ltd.	146,979	3,345
	Kyushu Financial Group Inc.	733,876	3,324
	Yamada Holdings Co. Ltd.	1,151,817	3,307
	Sumitomo Bakelite Co. Ltd.	126,358	3,300
	Morinaga Milk Industry Co. Ltd.	139,874	3,253
	Teijin Ltd.	363,158	3,252
*	PeptiDream Inc.	175,334	3,218
	Sundrug Co. Ltd.	129,670	3,207
*	Mercari Inc.	229,179	3,206
	Japan Logistics Fund Inc.	1,774	3,179
	Yamato Kogyo Co. Ltd.	66,415	3,172
	SHO-BOND Holdings Co. Ltd.	90,157	3,172
	NS Solutions Corp.	125,252	3,169
	Calbee Inc.	140,495	3,141
	UBE Corp.	190,876	3,140
	Jeol Ltd.	84,000	3,116
	Park24 Co. Ltd.	250,589	3,115
	GS Yuasa Corp.	175,525	3,105
	Bic Camera Inc.	278,989	3,105
	Sawai Group Holdings Co. Ltd.	231,006	3,094
	Dowa Holdings Co. Ltd.	90,914	3,089
	Chugin Financial Group Inc.	323,172	3,071
	Macnica Holdings Inc.	268,200	3,059
	ABC-Mart Inc.	156,063	3,058
	Yaoko Co. Ltd.	50,101	3,046
	Koei Tecmo Holdings Co. Ltd.	290,600	3,041
	Kandenko Co. Ltd.	207,663	3,039
	JTEKT Corp.	448,664	3,026
	House Foods Group Inc.	153,382	2,990
	Casio Computer Co. Ltd.	409,008	2,981
	Kokuyo Co. Ltd.	185,113	2,978
	Toda Corp.	491,259	2,973
	Sugi Holdings Co. Ltd.	173,884	2,969
	Activia Properties Inc.	1,389	2,962
	AEON REIT Investment Corp.	3,516	2,939
	Ezaki Glico Co. Ltd.	98,818	2,911
*	Money Forward Inc.	88,720	2,895
	INFRONEER Holdings Inc.	383,345	2,882
	K's Holdings Corp.	300,033	2,869
	Toyo Tire Corp.	201,358	2,857
38

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	NOK Corp.	198,039	2,839
	Morinaga & Co. Ltd.	151,092	2,826
	NEC Networks & System Integration Corp.	132,656	2,803
	Nippon Shinyaku Co. Ltd.	103,913	2,788
	Mabuchi Motor Co. Ltd.	191,790	2,744
	Daido Steel Co. Ltd.	352,775	2,732
	Rorze Corp.	187,300	2,730
	Shikoku Electric Power Co. Inc.	303,587	2,717
	Canon Marketing Japan Inc.	90,018	2,704
	Seven Bank Ltd.	1,276,081	2,693
	Fuyo General Lease Co. Ltd.	37,834	2,677
	Rengo Co. Ltd.	440,297	2,667
	Frontier Real Estate Investment Corp.	1,002	2,661
	Takara Holdings Inc.	337,480	2,653
	Mori Hills REIT Investment Corp.	3,178	2,645
	Nippon Shokubai Co. Ltd.	232,700	2,618
	Zeon Corp.	278,553	2,593
	Relo Group Inc.	213,006	2,591
*	Sharp Corp.	420,690	2,561
	Maruichi Steel Tube Ltd.	118,141	2,546
	Rakus Co. Ltd.	189,538	2,534
	OBIC Business Consultants Co. Ltd.	57,191	2,528
	Nippon Kayaku Co. Ltd.	317,676	2,513
	Aeon Mall Co. Ltd.	189,472	2,509
	Kotobuki Spirits Co. Ltd.	184,585	2,492
	Welcia Holdings Co. Ltd.	197,348	2,464
	Organo Corp.	52,300	2,444
	Denka Co. Ltd.	170,641	2,412
	Ship Healthcare Holdings Inc.	158,202	2,406
	Ito En Ltd.	109,723	2,405
	Ushio Inc.	174,724	2,405
	Sotetsu Holdings Inc.	152,799	2,397
	Daiwa Securities Living Investments Corp.	3,941	2,370
	Resorttrust Inc.	128,799	2,340
	Nihon M&A Center Holdings Inc.	532,492	2,305
	Kaneka Corp.	92,836	2,276
	Workman Co. Ltd.	87,921	2,244
	Toyoda Gosei Co. Ltd.	130,220	2,212
	Toei Animation Co. Ltd.	97,125	2,206
	Aica Kogyo Co. Ltd.	101,262	2,191
[1]	Toridoll Holdings Corp.	85,000	2,185
	Tokai Carbon Co. Ltd.	386,243	2,180
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,157
	Descente Ltd.	76,100	2,156
*	SHIFT Inc.	21,400	2,151
	Penta-Ocean Construction Co. Ltd.	513,897	2,135
	As One Corp.	113,012	2,113
	Nipro Corp.	227,466	2,099
	Daiwa Office Investment Corp.	1,056	2,085
	OKUMA Corp.	96,726	1,955
	OSG Corp.	165,540	1,954
	Kusuri no Aoki Holdings Co. Ltd.	93,270	1,941
	GMO internet group Inc.	111,082	1,920
	Fuji Oil Holdings Inc.	87,274	1,879
	AEON Financial Service Co. Ltd.	227,874	1,835
	Toyota Boshoku Corp.	136,365	1,820
	TS Tech Co. Ltd.	153,036	1,731
	Harmonic Drive Systems Inc.	94,341	1,714
	Acom Co. Ltd.	727,317	1,709
	PALTAC Corp.	62,660	1,691
	Izumi Co. Ltd.	77,928	1,645
	JMDC Inc.	57,600	1,605
	TBS Holdings Inc.	65,117	1,602
	Dentsu Soken Inc.	44,800	1,595
	Justsystems Corp.	69,137	1,546
	FP Corp.	84,403	1,479
	Mani Inc.	123,238	1,470
	Pola Orbis Holdings Inc.	148,470	1,461
	Heiwa Corp.	104,859	1,432
[1]	Takeda Pharmaceutical Co. Ltd. ADR	101,870	1,420
39

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	SBI Sumishin Net Bank Ltd.	80,100	1,403
	Fujitsu General Ltd.	111,947	1,396
*	Hino Motors Ltd.	543,802	1,335
	Itoham Yonekyu Holdings Inc.	50,983	1,285
	Mitsui High-Tec Inc.	231,000	1,229
	Matsui Securities Co. Ltd.	199,821	1,077
	Noevir Holdings Co. Ltd.	30,588	1,029
	Fuji Media Holdings Inc.	87,309	987
	Amvis Holdings Inc.	75,795	984
	ASKUL Corp.	77,822	981
	Nippon Television Holdings Inc.	21,200	326
			8,784,651
Kuwait (0.2%)
	Kuwait Finance House KSCP	22,586,003	53,026
	National Bank of Kuwait SAKP	15,621,216	43,257
	Mobile Telecommunications Co. KSCP	4,488,524	6,677
	Boubyan Bank KSCP	2,689,601	4,890
	Gulf Bank KSCP	4,195,438	4,290
	Mabanee Co. KPSC	1,352,057	3,681
	Agility Public Warehousing Co. KSC	3,128,931	2,539
	Burgan Bank SAK	1,948,847	1,172
			119,532
Malaysia (0.5%)
	Malayan Banking Bhd.	15,053,800	36,051
	CIMB Group Holdings Bhd.	16,580,973	30,067
	Public Bank Bhd.	29,523,995	29,709
	Tenaga Nasional Bhd.	9,111,100	29,148
	Ihh Healthcare Bhd.	6,037,900	9,992
	Gamuda Bhd.	4,968,600	9,646
	Press Metal Aluminium Holdings Bhd.	7,341,500	7,901
	SD Guthrie Bhd.	7,253,605	7,607
	Petronas Gas Bhd.	1,915,550	7,548
	MISC Bhd.	4,267,735	7,300
	Petronas Chemicals Group Bhd.	5,729,068	7,056
	AMMB Holdings Bhd.	5,538,200	6,429
	CELCOMDIGI Bhd.	7,859,766	6,096
	Hong Leong Bank Bhd.	1,260,300	5,880
	RHB Bank Bhd.	3,958,600	5,786
	Kuala Lumpur Kepong Bhd.	1,108,900	5,403
	Malaysia Airports Holdings Bhd.	2,211,200	5,115
	IOI Corp. Bhd.	5,906,065	5,073
	Maxis Bhd.	5,815,600	4,789
	Axiata Group Bhd.	9,093,524	4,676
	IJM Corp. Bhd.	6,527,240	4,476
[2]	MR DIY Group M Bhd.	8,928,900	4,450
	PPB Group Bhd.	1,383,760	4,398
	YTL Corp. Bhd.	9,739,124	4,354
	Sime Darby Bhd.	7,808,605	4,118
	Genting Bhd.	4,452,400	4,000
	Dialog Group Bhd.	7,541,900	3,557
	YTL Power International Bhd.	5,078,000	3,537
	QL Resources Bhd.	3,206,400	3,506
	Telekom Malaysia Bhd.	2,281,057	3,377
	Nestle Malaysia Bhd.	127,600	2,907
	Genting Malaysia Bhd.	5,536,200	2,825
	Petronas Dagangan Bhd.	677,800	2,773
	Hartalega Holdings Bhd.	3,557,600	2,562
*	Top Glove Corp. Bhd.	10,216,100	2,476
	Alliance Bank Malaysia Bhd.	2,232,600	2,236
	Fraser & Neave Holdings Bhd.	316,600	2,232
	Hong Leong Financial Group Bhd.	459,835	1,954
	FGV Holdings Bhd.	1,366,400	348
			291,358
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV Class O	5,738,618	39,959
	America Movil SAB de CV Series B	44,742,093	35,352
	Fomento Economico Mexicano SAB de CV	3,628,627	35,223
	Grupo Mexico SAB de CV Series B	6,283,233	32,874
	Wal-Mart de Mexico SAB de CV	10,264,697	28,225
40

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	782,592	13,570
	Grupo Bimbo SAB de CV Series A	4,324,840	13,435
	Grupo Aeroportuario del Sureste SAB de CV Class B	397,475	10,631
*	Grupo Financiero Inbursa SAB de CV Class O	3,917,549	8,797
	Coca-Cola Femsa SAB de CV	1,048,144	8,723
	Cemex SAB de CV	15,720,377	8,281
	Arca Continental SAB de CV	858,383	7,349
	Cemex SAB de CV ADR	1,402,155	7,319
	Fibra Uno Administracion SA de CV	5,662,289	6,520
	Gruma SAB de CV Class B	354,568	6,125
	Alfa SAB de CV Class A	8,318,357	6,028
	Grupo Bimbo SAB de CV Series A1	899,645	5,409
	Prologis Property Mexico SA de CV	1,575,854	5,274
	Grupo Aeroportuario del Centro Norte SAB de CV	545,812	4,572
	Corp. Inmobiliaria Vesta SAB de CV	1,708,047	4,463
*	Industrias Penoles SAB de CV	247,866	3,893
	Promotora y Operadora de Infraestructura SAB de CV	439,652	3,835
	Grupo Comercial Chedraui SA de CV	508,748	3,219
[2]	Banco del Bajio SA	1,407,143	3,128
	Regional SAB de CV	479,148	3,043
	GCC SAB de CV	331,600	2,712
	Alsea SAB de CV	1,035,800	2,504
	Gentera SAB de CV	1,958,000	2,499
[3]	Grupo Elektra SAB de CV	116,772	2,446
	Grupo Televisa SAB Series CPO	4,787,861	2,383
	Kimberly-Clark de Mexico SAB de CV Class A	1,634,126	2,346
	Qualitas Controladora SAB de CV	330,349	2,311
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,532,446	2,219
	El Puerto de Liverpool SAB de CV Class C1	395,008	2,085
	Orbia Advance Corp. SAB de CV	1,837,279	1,686
	Becle SAB de CV	1,062,583	1,397
	Megacable Holdings SAB de CV	599,613	1,315
	Concentradora Fibra Danhos SA de CV	464,214	501
	Alpek SAB de CV	745,131	484
			332,135
Netherlands (2.6%)
	ASML Holding NV	783,056	527,099
	ING Groep NV	6,424,517	109,027
	Prosus NV	2,580,201	108,805
*,2	Adyen NV	58,672	89,631
	Wolters Kluwer NV	478,792	80,477
	Koninklijke Ahold Delhaize NV	1,868,511	61,658
	ASM International NV	92,533	51,680
	Heineken NV	547,401	44,896
*	Koninklijke Philips NV	1,583,414	41,658
	DSM-Firmenich AG	343,983	40,791
	Universal Music Group NV	1,497,718	37,692
	Koninklijke KPN NV	7,524,380	29,418
	NN Group NV	545,062	26,758
	ArcelorMittal SA	963,342	23,828
	Akzo Nobel NV	340,098	21,703
	EXOR NV	198,980	21,016
	IMCD NV	113,415	18,032
	Heineken Holding NV	258,354	17,901
	BE Semiconductor Industries NV	151,037	16,077
[2]	ABN AMRO Bank NV	882,985	14,592
	ASR Nederland NV	293,713	13,922
[1]	Aegon Ltd.	2,158,470	13,624
[1]	Randstad NV	212,266	9,787
*	InPost SA	476,239	9,290
	Aalberts NV	190,581	6,877
	Koninklijke Vopak NV	128,812	5,938
	JDE Peet's NV	196,572	4,438
[2]	CTP NV	223,892	3,745
[1]	OCI NV	191,127	2,327
			1,452,687
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,146,922	24,580
	Infratil Ltd.	1,913,176	14,363
41

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Auckland International Airport Ltd.	2,928,779	12,780
	Meridian Energy Ltd.	2,467,977	8,765
	Contact Energy Ltd.	1,572,938	8,077
	EBOS Group Ltd.	315,503	6,879
	Mainfreight Ltd.	160,149	6,862
	Spark New Zealand Ltd.	3,571,211	6,196
	Mercury NZ Ltd.	1,375,599	5,414
*	a2 Milk Co. Ltd.	1,423,386	5,384
*	Ryman Healthcare Ltd.	1,196,045	3,541
*	Fletcher Building Ltd.	1,873,807	3,332
	Air New Zealand Ltd.	3,142,896	969
			107,142
Norway (0.4%)
	DNB Bank ASA	1,958,425	40,584
	Equinor ASA	1,627,586	38,675
	Norsk Hydro ASA	2,563,716	15,914
	Kongsberg Gruppen ASA	147,142	15,360
	Telenor ASA	1,235,238	15,183
	Mowi ASA	878,587	15,147
	Orkla ASA	1,515,217	13,999
	Aker BP ASA	608,184	13,014
	Yara International ASA	324,088	9,777
	Salmar ASA	127,213	6,469
	Schibsted ASA Class B	205,578	6,447
	Gjensidige Forsikring ASA	337,266	6,100
	Var Energi ASA	1,756,224	5,539
	Schibsted ASA Class A	137,044	4,631
	Aker ASA Class A	47,307	2,474
*,2	AutoStore Holdings Ltd.	2,142,655	1,981
			211,294
Philippines (0.2%)
	International Container Terminal Services Inc.	2,179,715	14,813
	Bdo Unibank Inc.	4,675,791	12,237
	SM Prime Holdings Inc.	21,208,123	11,155
	Bank of the Philippine Islands	4,176,909	10,260
	Ayala Land Inc.	14,634,401	8,210
	Ayala Corp.	635,407	7,517
	Metropolitan Bank & Trust Co.	3,581,596	4,668
	PLDT Inc.	182,846	4,494
	Manila Electric Co.	524,168	4,417
	Jollibee Foods Corp.	879,478	4,007
	Universal Robina Corp.	1,751,199	2,937
[2]	Monde Nissin Corp.	14,228,800	2,663
	JG Summit Holdings Inc.	5,913,420	2,469
	GT Capital Holdings Inc.	195,798	2,419
	Globe Telecom Inc.	65,153	2,404
	ACEN Corp.	19,651,781	1,675
	DMCI Holdings Inc.	8,305,978	1,597
	Semirara Mining & Power Corp.	2,425,100	1,355
	Converge Information and Communications Technology Solutions Inc.	4,831,400	1,334
*	Bloomberry Resorts Corp.	8,628,141	1,141
	Puregold Price Club Inc.	1,939,592	1,087
	LT Group Inc.	5,394,616	955
*	Megaworld Corp.	22,608,985	897
	Alliance Global Group Inc.	1,642,377	260
	San Miguel Corp.	64,319	98
			105,069
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,692,530	23,516
	ORLEN SA	1,149,111	15,004
	Powszechny Zaklad Ubezpieczen SA	1,113,633	11,044
	Bank Polska Kasa Opieki SA	310,032	10,847
	KGHM Polska Miedz SA	272,134	10,185
*,2	Allegro.eu SA	1,121,731	9,871
	Santander Bank Polska SA	76,312	8,558
	LPP SA	2,194	7,985
*,2	Dino Polska SA	95,572	7,938
42

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	mBank SA	25,304	3,558
			108,506
Portugal (0.1%)
	EDP SA	5,978,227	23,536
	Galp Energia SGPS SA	858,510	14,673
	Jeronimo Martins SGPS SA	547,861	10,628
	EDP Renovaveis SA	592,221	8,027
			56,864
Qatar (0.2%)
	Qatar National Bank QPSC	8,827,052	42,013
	Qatar Islamic Bank QPSC	3,334,080	18,748
	Industries Qatar QSC	3,136,974	11,486
	Masraf Al Rayan QSC	12,389,393	8,061
	Commercial Bank PSQC	6,710,231	7,832
	Qatar International Islamic Bank QSC	2,343,999	6,748
	Qatar Navigation QSC	2,049,320	6,440
	Qatar Gas Transport Co. Ltd.	5,468,041	6,425
	Mesaieed Petrochemical Holding Co.	12,328,756	5,355
	Ooredoo QPSC	1,657,028	5,201
	Qatar Fuel QSC	1,177,678	4,956
	Qatar Electricity & Water Co. QSC	890,847	3,965
	Dukhan Bank	3,524,047	3,569
	Barwa Real Estate Co.	4,223,143	3,309
	Qatar Aluminum Manufacturing Co.	4,753,404	1,674
	Vodafone Qatar QSC	3,098,640	1,583
*	Ezdan Holding Group QSC	3,127,081	1,035
			138,400
Romania (0.0%)
	Banca Transilvania SA	1,607,448	9,927
	OMV Petrom SA	35,398,561	5,729
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	153,154	4,056
	Societatea Nationala Nuclearelectrica SA	105,922	999
	Societatea Energetica Electrica SA	318,527	888
*	MED Life SA	638,132	823
	One United Properties SA	2,968,714	323
			22,745
Russia (0.0%)
*,3	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	GMK Norilskiy Nickel PAO	2,264,300	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. RUSAL International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	53,186	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
43

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	1,105,843	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PJSC	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	3,899,785	91,121
[2]	Saudi Arabian Oil Co.	8,924,296	64,104
	ACWA Power Co.	428,915	52,442
	Saudi National Bank	5,793,222	50,928
	Saudi Telecom Co.	3,570,803	40,076
*	Saudi Arabian Mining Co.	2,410,414	36,086
	Saudi Basic Industries Corp.	1,791,855	34,663
	Riyad Bank	2,922,459	19,976
	Alinma Bank	2,436,616	18,206
	Saudi Awwal Bank	1,881,909	16,940
	SABIC Agri-Nutrients Co.	464,645	14,053
	Elm Co.	51,117	13,886
	Dr Sulaiman Al Habib Medical Services Group Co.	169,206	12,889
	Bank AlBilad	1,223,990	11,974
	Etihad Etisalat Co.	754,051	10,382
	Banque Saudi Fransi	1,164,956	9,647
	Arab National Bank	1,774,927	8,927
	Bupa Arabia for Cooperative Insurance Co.	147,786	7,916
*	Savola Group	1,113,006	7,618
	Almarai Co. JSC	484,964	7,101
	Saudi Electricity Co.	1,551,132	6,758
*	Saudi Research & Media Group	78,429	6,219
	Saudi Tadawul Group Holding Co.	96,043	6,081
	Yanbu National Petrochemical Co.	545,188	5,766
	Co. for Cooperative Insurance	146,436	5,462
	Sahara International Petrochemical Co.	702,532	4,912
	Mouwasat Medical Services Co.	188,598	4,711
*	Dar Al Arkan Real Estate Development Co.	1,055,032	4,671
*	Al Rajhi Co. for Co-operative Insurance	97,880	4,660
	Ades Holding Co.	856,789	4,507
*	Bank Al-Jazira	997,904	4,356
	Saudi Investment Bank	1,206,860	4,230
	Jarir Marketing Co.	1,171,838	4,120
	Aldrees Petroleum and Transport Services Co.	98,682	3,629
	Saudi Industrial Investment Group	737,489	3,494
	SAL Saudi Logistics Services	47,557	3,484
	Arabian Internet & Communications Services Co.	50,516	3,422
	Nahdi Medical Co.	103,520	3,397
	Astra Industrial Group	68,763	3,259
	Riyadh Cables Group Co.	118,610	3,219
	Dallah Healthcare Co.	73,350	3,118
	Saudi Aramco Base Oil Co.	98,985	3,081
*	Saudi Kayan Petrochemical Co.	1,477,226	3,054
	Saudia Dairy & Foodstuff Co.	30,146	2,878
	Abdullah Al Othaim Markets Co.	892,102	2,802
	Leejam Sports Co. JSC	50,652	2,559
	Saudi Ground Services Co.	178,715	2,515
	Saudi Airlines Catering Co.	78,991	2,497
	Mobile Telecommunications Co. Saudi Arabia	886,793	2,492
*	Advanced Petrochemical Co.	255,363	2,471
	Jamjoom Pharmaceuticals Factory Co.	54,143	2,438
	Power & Water Utility Co. for Jubail & Yanbu	150,913	2,356
	United Electronics Co.	77,240	2,070
[2]	Arabian Centres Co. Ltd.	353,683	1,936
*	National Industrialization Co. Class C	656,874	1,865
*	Rabigh Refining & Petrochemical Co.	837,498	1,817
*	Seera Group Holding	285,422	1,741
44

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Emaar Economic City	741,402	1,693
	Yamama Cement Co.	194,389	1,655
	Saudi Cement Co.	152,856	1,635
	Arabian Drilling Co.	53,090	1,553
	Qassim Cement Co.	102,372	1,425
*	Arabian Contracting Services Co.	30,533	1,425
	BinDawood Holding Co.	593,100	1,122
			671,490
Singapore (0.9%)
	DBS Group Holdings Ltd.	4,005,627	116,142
	Oversea-Chinese Banking Corp. Ltd.	6,995,802	80,263
	United Overseas Bank Ltd.	2,407,412	58,522
	Singapore Telecommunications Ltd.	14,968,530	35,314
	CapitaLand Integrated Commercial Trust	10,573,556	16,064
	CapitaLand Ascendas REIT	7,115,841	14,420
	Singapore Exchange Ltd.	1,635,966	14,019
	Singapore Airlines Ltd.	2,738,656	13,359
	Keppel Ltd.	2,762,032	13,298
	Singapore Technologies Engineering Ltd.	3,023,493	10,366
	Capitaland Investment Ltd.	4,583,828	9,684
	Wilmar International Ltd.	3,976,018	9,597
	Genting Singapore Ltd.	11,533,290	7,264
	Mapletree Industrial Trust	3,907,942	7,057
	Sembcorp Industries Ltd.	1,797,302	6,819
	Mapletree Logistics Trust	6,615,578	6,598
	Thai Beverage PCL	16,380,500	6,552
*	Seatrium Ltd.	4,049,715	5,772
	SATS Ltd.	1,782,987	5,290
	Venture Corp. Ltd.	514,482	5,160
	Frasers Logistics & Commercial Trust	5,669,134	4,569
	ComfortDelGro Corp. Ltd.	4,068,591	4,513
	Mapletree Pan Asia Commercial Trust	4,558,003	4,477
	Keppel DC REIT	2,590,874	4,463
	UOL Group Ltd.	983,718	3,975
	NetLink NBN Trust	5,836,516	3,947
	Suntec REIT	4,214,466	3,783
	City Developments Ltd.	914,791	3,585
	CapitaLand Ascott Trust	4,924,164	3,360
	Keppel REIT	4,807,234	3,262
	Jardine Cycle & Carriage Ltd.	134,188	2,809
	Olam Group Ltd.	2,301,913	1,857
	Hutchison Port Holdings Trust	9,893,263	1,550
	StarHub Ltd.	1,139,297	1,027
	SIA Engineering Co. Ltd.	464,416	849
			489,586
South Africa (0.9%)
	Naspers Ltd. Class N	349,370	82,573
	FirstRand Ltd.	9,948,952	43,713
	Standard Bank Group Ltd.	2,626,571	36,161
	Capitec Bank Holdings Ltd.	168,357	30,414
	Gold Fields Ltd.	1,755,244	28,946
	Anglogold Ashanti plc	836,684	23,343
	MTN Group Ltd.	3,578,456	17,773
	Sanlam Ltd.	3,508,194	17,480
	Shoprite Holdings Ltd.	943,400	16,293
	Absa Group Ltd.	1,644,047	15,756
	Bid Corp. Ltd.	661,660	15,600
	Nedbank Group Ltd.	919,836	15,591
	Harmony Gold Mining Co. Ltd.	1,109,207	12,034
	Bidvest Group Ltd.	675,370	10,929
	Discovery Ltd.	1,038,031	10,644
*	Impala Platinum Holdings Ltd.	1,596,348	10,537
	Clicks Group Ltd.	476,396	10,194
[1]	NEPI Rockcastle NV	1,167,216	9,131
	Remgro Ltd.	990,866	8,632
	Aspen Pharmacare Holdings Ltd.	768,719	7,809
	Reinet Investments SCA	269,688	7,523
	Mr Price Group Ltd.	498,695	7,274
	Vodacom Group Ltd.	1,149,646	7,198
45

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Old Mutual Ltd.	9,691,631	6,690
[2]	Pepkor Holdings Ltd.	5,082,979	6,598
	Sasol Ltd.	1,164,272	6,544
	Woolworths Holdings Ltd.	1,763,756	6,539
*	Sibanye Stillwater Ltd.	5,553,516	6,475
	Outsurance Group Ltd.	1,663,293	5,694
	Foschini Group Ltd.	640,507	5,595
	Anglo American Platinum Ltd.	138,467	5,443
	Northam Platinum Holdings Ltd.	702,553	5,198
	Growthpoint Properties Ltd.	6,690,371	4,967
	Tiger Brands Ltd.	327,734	4,413
	Investec Ltd.	496,432	3,877
	Exxaro Resources Ltd.	391,802	3,695
*	Multichoice Group	520,161	3,281
	African Rainbow Minerals Ltd.	211,054	2,125
	Kumba Iron Ore Ltd.	107,667	2,039
	Santam Ltd.	79,784	1,683
			526,404
South Korea (2.8%)
	Samsung Electronics Co. Ltd. (XKRX)	9,473,203	402,241
	SK Hynix Inc.	1,071,790	140,312
	Hyundai Motor Co.	271,095	41,757
	Celltrion Inc.	287,495	37,801
	NAVER Corp.	269,280	32,939
	Kia Corp.	493,165	32,612
*,2	Samsung Biologics Co. Ltd.	35,039	25,342
	Samsung SDI Co. Ltd. (XKRX)	104,172	24,425
	Hyundai Mobis Co. Ltd.	133,836	24,055
*	LG Energy Solution Ltd.	79,131	23,223
	KB Financial Group Inc.	355,555	23,135
	Shinhan Financial Group Co. Ltd.	614,933	22,906
*	Alteogen Inc.	83,786	22,684
	Hana Financial Group Inc.	520,940	22,476
	KB Financial Group Inc. ADR (XNYS)	325,245	21,219
	LG Chem Ltd. (XKRX)	93,645	21,055
	POSCO Holdings Inc. (XNYS) ADR	307,528	18,485
	POSCO Holdings Inc.	74,776	18,017
	Kakao Corp.	659,973	17,566
*	Krafton Inc.	71,168	17,014
	Hanwha Aerospace Co. Ltd.	61,580	16,294
	Samsung Fire & Marine Insurance Co. Ltd.	65,066	15,775
	KT&G Corp.	197,898	15,720
	Samsung C&T Corp.	164,522	13,892
	Korea Zinc Co. Ltd.	19,179	13,820
	LG Electronics Inc. (XKRX)	213,792	13,768
	Shinhan Financial Group Co. Ltd. ADR	355,386	13,441
	Meritz Financial Group Inc.	181,412	13,426
	Woori Financial Group Inc.	1,183,729	13,178
*	Doosan Enerbility Co. Ltd.	838,469	12,047
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	85,594	11,325
*	HLB Inc.	234,579	11,129
*	Ecopro BM Co. Ltd.	91,025	11,108
*	SK Square Co. Ltd.	182,925	11,047
*	Ecopro Co. Ltd.	194,570	11,030
	Samsung Life Insurance Co. Ltd.	146,986	10,756
	Yuhan Corp.	107,079	10,689
	HD Hyundai Electric Co. Ltd.	43,409	10,160
*	SK Innovation Co. Ltd.	117,968	9,968
	LG Corp.	173,449	9,478
	Samsung Electro-Mechanics Co. Ltd.	110,316	9,380
	POSCO Future M Co. Ltd.	56,400	9,058
*	Samsung Heavy Industries Co. Ltd.	1,292,415	8,915
	Samsung SDS Co. Ltd.	72,399	7,467
	SK Inc.	69,708	7,459
	HMM Co. Ltd.	577,172	7,131
	DB Insurance Co. Ltd.	88,157	6,948
	KakaoBank Corp.	428,919	6,687
	Hyundai Glovis Co. Ltd.	72,465	6,376
	Korean Air Lines Co. Ltd.	364,108	6,285
46

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Korea Electric Power Corp.	354,087	5,920
	Korea Aerospace Industries Ltd.	137,032	5,779
	Hanmi Semiconductor Co. Ltd.	87,117	5,668
*	Hyundai Heavy Industries Co. Ltd.	42,786	5,634
	HYBE Co. Ltd.	41,402	5,546
*	Ecopro Materials Co. Ltd.	66,891	5,367
	Industrial Bank of Korea	526,474	5,362
	Coway Co. Ltd.	110,581	5,052
	Amorepacific Corp.	58,552	4,942
	NCSoft Corp.	31,459	4,939
	HD Hyundai Co. Ltd.	82,550	4,763
*	LG Display Co. Ltd.	617,674	4,718
*	SK Biopharmaceuticals Co. Ltd.	54,929	4,665
	LG H&H Co. Ltd. (XKRX)	18,424	4,411
	Korea Investment Holdings Co. Ltd.	75,528	4,192
*	L&F Co. Ltd.	49,187	4,166
	Samsung Securities Co. Ltd.	124,013	4,092
*	Samsung E&A Co. Ltd.	309,721	3,986
*	SKC Co. Ltd.	36,891	3,981
	Hanjin Kal Corp.	62,455	3,812
	BNK Financial Group Inc.	543,301	3,705
	Hankook Tire & Technology Co. Ltd.	144,720	3,686
	LG Innotek Co. Ltd.	27,972	3,551
	Posco International Corp.	91,200	3,422
*	Hanwha Ocean Co. Ltd.	177,183	3,410
	Mirae Asset Securities Co. Ltd.	508,793	3,317
	Kumho Petrochemical Co. Ltd.	32,214	3,317
	S-Oil Corp.	79,652	3,304
*	CosmoAM&T Co. Ltd.	44,119	3,273
	CJ CheilJedang Corp. (XKRX)	16,016	3,169
	Orion Corp.Republic of Korea	43,511	3,136
	LS Electric Co. Ltd.	29,902	3,134
	HD HYUNDAI MIPO	39,582	3,131
	Hanwha Solutions Corp.	203,030	3,118
	Hyundai Steel Co.	163,644	2,991
	LG Uplus Corp.	409,957	2,971
	Fila Holdings Corp.	101,895	2,941
	Hyundai Engineering & Construction Co. Ltd.	142,433	2,869
	Hanmi Pharm Co. Ltd.	12,232	2,824
	Kangwon Land Inc.	210,342	2,713
	NH Investment & Securities Co. Ltd.	274,155	2,640
	Doosan Bobcat Inc.	98,056	2,640
	GS Holdings Corp.	88,563	2,638
	LS Corp.	34,584	2,598
*	Korea Electric Power Corp. ADR	297,038	2,480
	Hyundai Marine & Fire Insurance Co. Ltd.	112,437	2,467
	Lotte Chemical Corp.	35,251	2,423
*	Hanwha Industrial Solutions Co. Ltd.	68,110	2,088
	Posco DX Co. Ltd.	104,371	2,039
*	Kum Yang Co. Ltd.	67,552	2,011
	Hotel Shilla Co. Ltd.	61,933	1,989
	CJ Corp.	26,008	1,928
	Cheil Worldwide Inc.	138,311	1,845
	E-MART Inc.	39,021	1,836
*	Pearl Abyss Corp.	64,881	1,810
*	SK Bioscience Co. Ltd.	45,950	1,794
	DGB Financial Group Inc.	302,310	1,784
	S-1 Corp.	38,056	1,780
*,2	Netmarble Corp.	41,761	1,746
	Samsung Card Co. Ltd.	59,893	1,745
	NongShim Co. Ltd.	6,244	1,690
	Hanmi Science Co. Ltd.	49,038	1,687
	HL Mando Co. Ltd.	64,527	1,686
*	GS Engineering & Construction Corp.	127,553	1,638
*	Celltrion Pharm Inc.	36,557	1,635
	Hanwha Corp. (XKRX)	79,700	1,612
	Hanwha Life Insurance Co. Ltd.	723,501	1,544
	KCC Corp.	8,054	1,527
	OCI Holdings Co. Ltd.	30,261	1,499
*	Korea Gas Corp.	50,679	1,433
47

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shinsegae Inc.	12,724	1,413
	F&F Co. Ltd.	31,307	1,410
	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,296
	GS Retail Co. Ltd.	82,429	1,290
	BGF retail Co. Ltd.	15,152	1,268
	Hyundai Doosan Infracore Co. Ltd.	264,433	1,266
*,2	SK IE Technology Co. Ltd.	51,113	1,262
	Green Cross Corp.	10,647	1,248
	Hyundai Autoever Corp.	12,773	1,236
	Pan Ocean Co. Ltd.	470,122	1,205
	Dongsuh Cos. Inc.	59,769	1,150
	Lotte Energy Materials Corp.	41,200	1,118
*	Wemade Co. Ltd.	38,064	1,060
	Lotte Shopping Co. Ltd.	22,219	1,059
	CJ Logistics Corp.	15,917	1,009
*	Kakao Games Corp.	77,578	992
*	Kakaopay Corp.	53,472	943
*	Daewoo Engineering & Construction Co. Ltd.	368,036	938
	Hite Jinro Co. Ltd.	60,827	933
	Hyundai Wia Corp.	31,000	931
	Hanon Systems	322,271	920
*	CJ ENM Co. Ltd.	19,381	881
	Lotte Corp.	49,594	858
	Ottogi Corp.	2,761	841
	AMOREPACIFIC Group	51,480	830
	Paradise Co. Ltd.	91,433	698
	DL Holdings Co. Ltd.	21,534	637
	Lotte Chilsung Beverage Co. Ltd.	6,683	590
*	SD Biosensor Inc.	74,719	490
	Solus Advanced Materials Co. Ltd.	52,648	473
			1,562,475
Spain (1.7%)
	Iberdrola SA (XMAD)	11,968,159	177,781
	Banco Santander SA	29,881,716	145,984
	Industria de Diseno Textil SA	2,089,323	119,122
	Banco Bilbao Vizcaya Argentaria SA	11,315,815	112,645
	Amadeus IT Group SA	866,188	62,793
	CaixaBank SA	7,860,061	47,897
	Ferrovial SE	1,031,500	41,397
[2]	Cellnex Telecom SA	1,114,474	40,930
	Telefonica SA	8,310,047	38,996
[2]	Aena SME SA	139,945	31,015
	Repsol SA	2,341,140	29,307
	Banco de Sabadell SA	10,420,809	20,324
	ACS Actividades de Construccion y Servicios SA	385,543	18,489
	Redeia Corp. SA	858,354	15,893
	Endesa SA	631,379	13,626
	Bankinter SA	1,276,004	10,410
	Merlin Properties Socimi SA	870,024	9,708
	Enagas SA	493,017	6,994
	Naturgy Energy Group SA	251,931	6,273
	Acciona SA	45,676	5,862
*	Grifols SA	522,155	5,861
	Mapfre SA	1,952,276	5,581
	Corp. ACCIONA Energias Renovables SA	110,250	2,282
			969,170
Sweden (2.0%)
	Investor AB Class B	3,199,278	90,552
	Atlas Copco AB Class A	4,971,758	82,051
	Volvo AB Class B	3,071,356	79,999
	Assa Abloy AB Class B	1,933,649	60,567
	Telefonaktiebolaget LM Ericsson Class B	5,516,038	46,247
	Atlas Copco AB Class B	3,070,598	44,646
	Skandinaviska Enskilda Banken AB Class A	3,022,767	42,691
	Sandvik AB	2,140,955	42,142
	Hexagon AB Class B	4,195,148	39,221
	EQT AB	1,253,049	36,355
	Investor AB Class A (XSTO)	1,243,486	35,304
	Swedbank AB Class A	1,713,743	34,773
48

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[2]	Evolution AB	360,649	34,098
	Essity AB Class B	1,200,067	33,912
	Svenska Handelsbanken AB Class A	2,780,849	28,895
	Alfa Laval AB	614,896	27,221
	Epiroc AB Class A	1,238,119	24,181
	H & M Hennes & Mauritz AB Class B	1,183,443	17,642
	Boliden AB	543,073	16,990
	Svenska Cellulosa AB SCA Class B	1,178,213	15,599
	Indutrade AB	531,378	14,459
	Telia Co. AB	4,915,018	14,294
	Nibe Industrier AB Class B	2,888,539	14,005
	Trelleborg AB Class B	418,735	13,929
	Skanska AB Class B	675,824	13,758
	Lifco AB Class B	451,273	13,465
	Saab AB Class B	637,522	13,094
	Epiroc AB Class B	747,812	12,883
	SKF AB Class B	671,440	12,736
[1]	Industrivarden AB Class C	366,028	12,581
	Beijer Ref AB	812,038	12,232
	Securitas AB Class B	968,615	11,395
*	Swedish Orphan Biovitrum AB	362,813	11,319
	Volvo AB Class A	424,603	11,141
	Tele2 AB Class B	1,044,090	10,956
*	Castellum AB	851,183	10,659
	AAK AB	346,710	9,953
*	Fastighets AB Balder Class B	1,266,701	9,854
	Sagax AB Class B	402,075	9,690
	Getinge AB Class B	444,744	7,868
	Investment AB Latour Class B	282,002	7,784
	L E Lundbergforetagen AB Class B	147,423	7,299
	SSAB AB Class B	1,531,818	7,226
	Sweco AB Class B	403,258	6,817
	Industrivarden AB Class A	177,864	6,135
	Holmen AB Class B	154,047	6,088
	Axfood AB	215,274	4,806
	Husqvarna AB Class B	610,707	3,944
*,1	Volvo Car AB Class B	1,243,966	2,688
	Sagax AB Class D	471,092	1,411
[1]	Svenska Handelsbanken AB Class B	52,540	708
	Skandinaviska Enskilda Banken AB Class C	34,469	494
	Husqvarna AB Class A	65,171	421
	SSAB AB Class A	64,707	311
	Svenska Cellulosa AB SCA Class A	15,787	207
			1,129,696
Switzerland (5.8%)
	Nestle SA (Registered)	5,118,892	483,697
	Novartis AG (Registered)	4,060,313	440,569
	Roche Holding AG	1,375,077	426,141
	UBS Group AG (Registered)	6,384,243	195,281
	ABB Ltd. (Registered)	3,153,881	175,265
	Zurich Insurance Group AG	286,558	168,956
	Cie Financiere Richemont SA Class A (Registered)	1,056,380	153,809
	Holcim AG	1,116,805	109,671
	Alcon Inc.	981,849	90,186
	Lonza Group AG (Registered)	139,219	85,665
	Sika AG (Registered)	301,824	84,063
	Givaudan SA (Registered)	15,806	75,038
	Swiss Re AG	577,272	73,710
	Partners Group Holding AG	43,949	60,466
	Swiss Life Holding AG (Registered)	57,093	46,491
	Geberit AG (Registered)	66,080	41,398
	Sandoz Group AG	856,222	39,034
	Sonova Holding AG (Registered)	97,220	35,576
	SGS SA (Registered)	296,028	31,340
	Swisscom AG (Registered)	50,552	30,800
	Straumann Holding AG (Registered)	212,489	28,014
	Roche Holding AG (Bearer)	74,364	25,274
	Logitech International SA (Registered)	307,828	25,205
	Kuehne & Nagel International AG (Registered)	100,665	25,130
49

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Julius Baer Group Ltd.	404,935	24,690
	Schindler Holding AG (XSWX)	82,109	23,896
	Chocoladefabriken Lindt & Spruengli AG (Registered)	200	23,294
	Chocoladefabriken Lindt & Spruengli AG	1,932	22,790
[2]	VAT Group AG	51,065	21,263
	Baloise Holding AG (Registered)	90,076	17,239
	Swiss Prime Site AG (Registered)	151,596	16,445
	SIG Group AG	654,866	14,132
	Swatch Group AG (Bearer)	63,113	12,951
	PSP Swiss Property AG (Registered)	89,162	12,662
	Barry Callebaut AG (Registered)	7,072	12,403
	Belimo Holding AG (Registered)	18,445	12,219
	Georg Fischer AG (Registered)	162,674	11,804
	Helvetia Holding AG (Registered)	68,924	11,642
	Schindler Holding AG (Registered)	40,054	11,419
	EMS-Chemie Holding AG (Registered)	14,101	10,845
*	Galderma Group AG	115,302	10,803
	Adecco Group AG (Registered)	318,866	9,975
	Flughafen Zurich AG (Registered)	37,606	8,865
	Avolta AG	209,323	8,322
	Temenos AG (Registered)	117,330	8,127
	Tecan Group AG (Registered)	25,197	6,367
	BKW AG	36,118	6,346
	Clariant AG (Registered)	448,391	6,232
	Banque Cantonale Vaudoise (Registered)	56,041	5,584
	DKSH Holding AG	71,201	5,087
	Bachem Holding AG	62,025	4,909
	Emmi AG (Registered)	4,231	4,021
	Swatch Group AG (Registered)	67,172	2,722
			3,297,833
Taiwan (5.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	47,592,873	1,492,488
	Hon Hai Precision Industry Co. Ltd.	23,741,823	152,179
	MediaTek Inc.	2,946,700	114,710
	Delta Electronics Inc.	4,300,676	53,117
	Quanta Computer Inc.	5,283,598	47,982
	Fubon Financial Holding Co. Ltd.	16,167,726	45,164
	Cathay Financial Holding Co. Ltd.	18,313,620	38,677
	CTBC Financial Holding Co. Ltd.	32,569,939	36,106
	ASE Technology Holding Co. Ltd.	6,717,449	31,678
	Mega Financial Holding Co. Ltd.	23,459,732	28,583
	Uni-President Enterprises Corp.	9,533,487	26,698
	E.Sun Financial Holding Co. Ltd.	30,163,062	25,649
	Asustek Computer Inc.	1,408,026	24,863
	Yuanta Financial Holding Co. Ltd.	24,732,726	24,806
	First Financial Holding Co. Ltd.	21,924,755	18,462
	Wistron Corp.	5,422,445	18,226
	Accton Technology Corp.	1,055,000	17,728
	Novatek Microelectronics Corp.	1,141,916	17,644
	United Microelectronics Corp.	11,836,978	17,078
	Taiwan Cooperative Financial Holding Co. Ltd.	21,751,392	17,007
	SinoPac Financial Holdings Co. Ltd.	23,511,700	16,690
	China Development Financial Holding Corp.	31,394,019	16,177
	Hua Nan Financial Holdings Co. Ltd. Class C	20,368,461	16,061
	United Microelectronics Corp. ADR	2,323,777	15,895
	China Steel Corp.	22,545,234	15,768
	Yageo Corp.	924,129	15,718
	E Ink Holdings Inc.	1,581,000	14,797
	Chunghwa Telecom Co. Ltd. ADR	391,637	14,761
	Largan Precision Co. Ltd.	202,848	14,208
	Chunghwa Telecom Co. Ltd.	3,713,207	14,095
	Realtek Semiconductor Corp.	946,768	13,891
	Chailease Holding Co. Ltd.	2,900,500	13,582
	Nan Ya Plastics Corp.	10,323,615	13,301
	TCC Group Holdings Co. Ltd.	13,184,726	13,098
	Hotai Motor Co. Ltd.	646,860	13,018
	Taishin Financial Holding Co. Ltd.	24,470,037	13,001
	Evergreen Marine Corp. Taiwan Ltd.	2,018,520	12,790
	eMemory Technology Inc.	131,000	12,738
50

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Unimicron Technology Corp.	2,596,975	12,683
	Lite-On Technology Corp.	3,973,767	12,457
	Pegatron Corp.	4,050,038	12,280
[1]	International Games System Co. Ltd. Class C	387,000	12,211
*	Shin Kong Financial Holdings Co. Ltd.	32,471,455	11,490
	Formosa Plastics Corp.	7,456,873	10,936
	Asia Vital Components Co. Ltd.	564,000	10,804
	Taiwan Mobile Co. Ltd.	2,950,713	10,400
	President Chain Store Corp.	1,128,904	10,365
	Silergy Corp.	652,000	10,115
*	PharmaEssentia Corp.	507,000	9,915
	Wiwynn Corp.	172,000	9,779
	Far EasTone Telecommunications Co. Ltd.	3,524,643	9,733
	Alchip Technologies Ltd.	152,000	9,415
	Shanghai Commercial & Savings Bank Ltd.	7,413,048	9,209
	Jentech Precision Industrial Co. Ltd.	201,000	9,026
	Advantech Co. Ltd.	906,687	8,886
	Compal Electronics Inc.	8,090,510	8,881
	Catcher Technology Co. Ltd.	1,204,153	8,764
	Voltronic Power Technology Corp.	130,000	8,549
	King Yuan Electronics Co. Ltd.	2,202,000	8,299
	Formosa Chemicals & Fibre Corp.	6,831,306	8,150
	Gigabyte Technology Co. Ltd.	976,000	7,693
	Chang Hwa Commercial Bank Ltd.	13,975,950	7,680
	Elite Material Co. Ltd.	601,000	7,668
	ASPEED Technology Inc.	60,400	7,659
	Micro-Star International Co. Ltd.	1,362,000	7,450
	Airtac International Group	268,773	7,440
	Lotes Co. Ltd.	146,000	7,425
	Innolux Corp.	14,851,392	7,160
	Acer Inc.	5,742,396	7,116
	Yang Ming Marine Transport Corp.	3,462,000	7,108
	Inventec Corp.	5,134,064	7,101
	Asia Cement Corp.	4,852,519	7,051
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,904	6,841
	Far Eastern New Century Corp.	5,842,819	6,742
	WPG Holdings Ltd.	2,929,000	6,655
	Eclat Textile Co. Ltd.	395,398	6,609
	Global Unichip Corp.	173,000	6,467
	Globalwafers Co. Ltd.	496,000	6,456
	Eva Airways Corp.	5,362,188	6,193
	Synnex Technology International Corp.	2,684,889	5,897
	Chicony Electronics Co. Ltd.	1,166,337	5,882
*	Tatung Co. Ltd.	4,230,000	5,773
[1]	Vanguard International Semiconductor Corp.	1,954,963	5,770
	Taiwan Business Bank	11,909,613	5,729
	Foxconn Technology Co. Ltd.	2,171,925	5,372
	Powertech Technology Inc.	1,340,000	5,218
	Cheng Shin Rubber Industry Co. Ltd.	3,628,222	5,211
	Pou Chen Corp.	4,395,125	5,139
	Walsin Lihwa Corp.	5,386,643	4,937
	Sino-American Silicon Products Inc.	1,006,000	4,869
	Wan Hai Lines Ltd.	1,835,812	4,860
	AUO Corp.	9,374,600	4,830
	Ruentex Development Co. Ltd.	3,051,550	4,381
	Feng TAY Enterprise Co. Ltd.	983,155	4,322
	Zhen Ding Technology Holding Ltd.	1,245,000	4,293
	Fortune Electric Co. Ltd.	256,000	4,285
	Teco Electric and Machinery Co. Ltd.	2,711,000	4,144
	Hiwin Technologies Corp.	564,664	4,112
	Nien Made Enterprise Co. Ltd.	275,000	4,098
	ASMedia Technology Inc.	83,000	4,094
	Formosa Petrochemical Corp.	2,718,580	4,071
	China Airlines Ltd.	5,714,913	3,985
	Taiwan High Speed Rail Corp.	4,151,000	3,765
*	Winbond Electronics Corp.	6,012,220	3,559
	Shihlin Electric & Engineering Corp.	566,000	3,541
	Giant Manufacturing Co. Ltd.	626,548	3,532
*	Powerchip Semiconductor Manufacturing Corp.	6,157,000	3,400
	Parade Technologies Ltd.	149,000	3,244
51

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Nanya Technology Corp.	2,314,600	2,997
*	Win Semiconductors Corp.	795,000	2,944
*	Oneness Biotech Co. Ltd.	735,876	2,895
	Capital Securities Corp.	4,016,587	2,755
*	Auo Corp. ADR	524,519	2,688
	Taiwan Fertilizer Co. Ltd.	1,478,000	2,620
	Genius Electronic Optical Co. Ltd.	165,000	2,274
	Taiwan Secom Co. Ltd.	509,725	2,158
	Yulon Motor Co. Ltd.	1,171,526	2,071
	Ennostar Inc.	1,411,000	2,036
*	HTC Corp.	1,479,570	2,006
	Walsin Technology Corp.	622,000	1,911
	Far Eastern International Bank	4,622,076	1,890
	Eternal Materials Co. Ltd.	1,892,398	1,826
	momo.com Inc.	155,496	1,804
	Nan Ya Printed Circuit Board Corp.	422,000	1,704
	Transcend Information Inc.	554,455	1,652
*	Taiwan Glass Industry Corp.	2,698,089	1,624
	U-Ming Marine Transport Corp.	839,000	1,446
	Formosa Taffeta Co. Ltd.	1,962,000	1,207
[1]	China Motor Corp.	513,642	1,089
	Advanced Energy Solution Holding Co. Ltd.	48,000	763
[1]	Formosa Sumco Technology Corp.	104,000	381
	Yulon Nissan Motor Co. Ltd.	32,000	108
			3,042,457
Thailand (0.6%)
	PTT PCL	28,501,978	28,316
	Delta Electronics Thailand PCL	5,567,860	22,630
	CP ALL PCL	11,896,975	22,299
	Advanced Info Service PCL	2,232,696	18,174
	Bangkok Dusit Medical Services PCL Class F	20,574,000	16,771
	Airports of Thailand PCL	8,571,551	15,544
	Gulf Energy Development PCL	6,010,340	11,853
	Kasikornbank PCL	2,686,318	11,643
	Central Pattana PCL	5,971,582	11,110
	PTT Exploration & Production PCL	2,761,361	10,371
	Bumrungrad Hospital PCL	1,084,105	8,749
	Krung Thai Bank PCL	12,222,762	7,424
	SCB X PCL	2,133,144	7,174
*,1	True Corp. PCL	18,794,912	6,844
	Charoen Pokphand Foods PCL	8,888,028	6,542
	Minor International PCL	8,044,155	6,376
	Central Retail Corp. PCL	5,551,397	5,260
	Intouch Holdings PCL Class F	1,485,359	4,709
	TMBThanachart Bank PCL	86,726,196	4,576
	Siam Cement PCL (Registered)	728,994	4,538
	Siam Cement PCL NVDR	726,780	4,524
	SCB X PCL NVDR	1,230,600	4,139
	Bangkok Bank PCL NVDR	887,600	3,863
	CP AXTRA PCL	3,792,184	3,821
	Bangkok Expressway & Metro PCL	16,061,482	3,751
	Kasikornbank PCL NVDR	808,437	3,504
	Banpu PCL (Registered)	17,684,108	3,275
	Home Product Center PCL	11,370,392	3,214
	PTT Global Chemical PCL	4,090,887	3,153
*	BTS Group Holdings PCL	20,943,237	3,073
	Thai Union Group PCL Class F	6,839,763	3,039
	Krungthai Card PCL	2,104,321	2,971
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	2,892
	Indorama Ventures PCL	3,588,015	2,753
	Thai Oil PCL	2,223,202	2,703
	PTT Oil & Retail Business PCL	5,559,100	2,537
	Srisawad Corp. PCL	1,842,194	2,325
	Ratch Group PCL	2,378,392	2,272
	Muangthai Capital PCL	1,377,662	2,064
[1]	SCG Packaging PCL	2,418,800	1,824
	Global Power Synergy PCL Class F	1,400,152	1,750
	Land & Houses PCL (Registered)	9,915,608	1,705
	Electricity Generating PCL	477,179	1,696
52

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Carabao Group PCL Class F	708,777	1,673
	Osotspa PCL	2,721,791	1,667
	Thai Life Insurance PCL	4,962,100	1,648
	Asset World Corp. PCL	14,493,308	1,589
	Berli Jucker PCL	2,133,782	1,519
	Bangkok Bank PCL (Registered)	270,602	1,178
	B Grimm Power PCL	1,734,452	1,138
	Land & Houses PCL NVDR	6,394,100	1,100
	Bangkok Dusit Medical Services PCL NVDR	1,174,500	957
	IRPC PCL	20,609,489	940
	Intouch Holdings PCL NVDR	273,800	868
*	True Corp. PCL NVDR	2,088,999	761
[1]	Energy Absolute PCL (XBKK)	2,926,141	682
	Central Pattana PCL NVDR	258,400	481
	Bumrungrad Hospital PCL NVDR	50,700	409
	Krung Thai Bank PCL NVDR	166,000	101
[1]	Energy Absolute PCL NVDR	270,400	63
			314,525
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	873,150	11,914
	Akbank TAS	6,149,052	9,090
*	Turk Hava Yollari AO	1,101,595	8,762
	KOC Holding A/S	1,707,848	8,422
	Turkiye Petrol Rafinerileri A/S	1,774,025	7,496
	Haci Omer Sabanci Holding A/S	2,688,632	6,536
	Turkcell Iletisim Hizmetleri A/S	2,380,600	5,886
	Turkiye Is Bankasi A/S Class C	15,494,244	5,326
	Enka Insaat ve Sanayi A/S	3,539,834	4,860
	Yapi ve Kredi Bankasi A/S	6,562,087	4,693
	Eregli Demir ve Celik Fabrikalari TAS	3,308,421	4,597
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,356,528	4,191
	Turkiye Garanti Bankasi A/S	1,183,257	3,699
	Ford Otomotiv Sanayi A/S	124,567	3,558
	Turkiye Sise ve Cam Fabrikalari A/S	2,885,510	3,300
*	Pegasus Hava Tasimaciligi A/S	387,669	2,626
*	TAV Havalimanlari Holding A/S	347,561	2,335
*	Sasa Polyester Sanayi A/S	20,192,443	2,268
	Migros Ticaret A/S	177,614	2,110
	Coca-Cola Icecek A/S	1,409,738	2,094
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	331,413	1,852
	AG Anadolu Grubu Holding A/S	217,215	1,839
*	Arcelik A/S	433,821	1,628
*,2	MLP Saglik Hizmetleri A/S	157,139	1,587
*	Turk Telekomunikasyon A/S	1,018,366	1,404
*	Petkim Petrokimya Holding A/S	2,557,633	1,389
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,366
	Tofas Turk Otomobil Fabrikasi A/S	244,852	1,344
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	572,561	1,307
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	577,806	1,286
*	Ulker Biskuvi Sanayi A/S	325,349	1,193
*	Koza Altin Isletmeleri A/S	1,981,413	1,164
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,832,007	1,128
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	73,964	1,047
*	Anadolu Anonim Turk Sigorta Sirketi	415,519	1,042
	Turk Traktor ve Ziraat Makineleri A/S	48,964	1,032
	Nuh Cimento Sanayi A/S	122,088	1,022
*	Gubre Fabrikalari TAS	169,759	995
	Is Yatirim Menkul Degerler A/S	1,030,910	968
*	Oyak Cimento Fabrikalari A/S	531,715	890
	Otokar Otomotiv Ve Savunma Sanayi A/S	72,925	884
	Dogus Otomotiv Servis ve Ticaret A/S	143,625	882
*	Turkiye Sinai Kalkinma Bankasi A/S	2,227,189	787
*	Tekfen Holding A/S	357,302	785
*	Turkiye Vakiflar Bankasi TAO Class D	1,287,253	772
[2]	Enerjisa Enerji A/S	477,411	769
*	Hektas Ticaret TAS	7,026,255	728
	EGE Endustri VE Ticaret A/S	2,248	719
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,243,510	710
	Dogan Sirketler Grubu Holding A/S	1,866,875	707
53

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Alarko Holding A/S	280,582	706
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	295,681	703
*	Baticim Bati Anadolu Cimento Sanayii A/S	148,726	702
	Sok Marketler Ticaret A/S	609,365	700
	Kontrolmatik Enerji Ve Muhendislik A/S	549,760	691
	Turkiye Sigorta A/S	1,803,756	679
*	Investco Holding A/S	74,375	672
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	669
	Aksa Akrilik Kimya Sanayii A/S	2,733,576	667
	Cimsa Cimento Sanayi VE Ticaret A/S	643,041	655
	Borusan Yatirim ve Pazarlama A/S	10,393	591
	Enerya Enerji A/S	84,741	589
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	588
	Aksa Enerji Uretim A/S	566,519	546
*	MIA Teknoloji A/S	420,946	518
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	750,324	469
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	458
	Aygaz A/S	102,347	450
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	449
*	Turkiye Halk Bankasi A/S	1,027,493	435
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	422
*	Kiler Holding AS	499,674	422
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	421
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	415
*	Vestel Elektronik Sanayi ve Ticaret A/S	247,283	412
*	YEO Teknoloji Enerji VE Endustri A/S	73,872	408
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,045,688	387
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	377
	Akcansa Cimento A/S	81,868	372
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	367
*	Konya Cimento Sanayii A/S	1,813	366
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	365
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	147,057	355
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	566,935	339
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	345,693	337
	Anadolu Hayat Emeklilik A/S	125,810	330
	Kayseri Seker Fabrikasi A/S	571,840	317
*	Reeder Teknoloji Sanayi VE Ticaret A/S	489,943	316
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	313
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	245,040	311
*	Akfen Yenilenebilir Enerji A/S	606,234	311
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	56,795	305
	Iskenderun Demir ve Celik A/S	273,450	285
*	Politeknik Metal Sanayi ve Ticaret A/S	1,465	279
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	670,996	278
	Alfa Solar Enerji Sanayi VE Ticaret AS	175,517	276
	Kocaer Celik Sanayi Ve Ticaret AS	243,473	269
	Celebi Hava Servisi A/S	4,779	252
*	Kordsa Teknik Tekstil A/S	112,344	238
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	237
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	551,428	237
*	Can2 Termik A/S	5,350,866	228
	Aydem Yenilenebilir Enerji A/S	302,687	221
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	217
*	Izdemir Enerji Elektrik Uretim A/S	320,971	213
	Galata Wind Enerji A/S	285,112	207
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	103,234	205
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	198
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	190
*	Ozak Gayrimenkul Yatirim Ortakligi	653,454	177
*	Oyak Yatirim Menkul Degerler A/S	159,450	177
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	595,567	170
	Kimteks Poliuretan Sanayi VE Ticaret AS	239,132	120
			161,568
United Arab Emirates (0.5%)
	Emirates Telecommunications Group Co. PJSC	6,930,564	33,446
	Emaar Properties PJSC	13,358,314	31,584
	First Abu Dhabi Bank PJSC	8,784,097	31,391
	Emirates NBD Bank PJSC	3,592,421	18,568
54

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Aldar Properties PJSC	7,255,803	15,040
	Abu Dhabi Commercial Bank PJSC	5,794,610	14,085
	Dubai Electricity & Water Authority PJSC	17,194,554	11,650
	Abu Dhabi Islamic Bank PJSC	2,894,662	9,922
	Dubai Islamic Bank PJSC	5,701,837	9,689
*	Alpha Dhabi Holding PJSC	2,766,359	8,432
	ADNOC Drilling Co. PJSC	4,954,933	6,839
*	Q Holding PJSC	6,685,492	6,485
*	Multiply Group PJSC	9,458,076	5,834
	Abu Dhabi National Oil Co. for Distribution PJSC	5,750,112	5,643
	Salik Co. PJSC	3,709,104	4,844
*	Pure Health Holding PJSC	4,933,142	4,646
	ADNOC Logistics & Services	2,775,522	4,380
	Emaar Development PJSC	1,689,375	4,261
	Borouge plc	5,910,081	4,100
	Air Arabia PJSC	4,627,370	3,619
	Americana Restaurants International plc (XADS)	5,564,824	3,415
	National Marine Dredging Co.	420,663	3,089
*	Abu Dhabi Ports Co. PJSC	1,781,131	2,595
	Dubai Investments PJSC	4,174,704	2,408
	Agility Global plc	6,257,862	2,126
	Emirates Central Cooling Systems Corp.	4,027,764	1,920
	Fertiglobe plc	2,270,519	1,672
	Dubai Financial Market PJSC	3,201,832	1,105
*	Apex Investments Co. PSC	1,019,338	1,093
	Burjeel Holdings plc	1,572,422	974
*	Phoenix Group plc	2,037,820	736
*	Ghitha Holding PJSC	77,844	503
	Americana Restaurants International plc	157,043	95
			256,189
United Kingdom (9.5%)
	AstraZeneca plc	2,981,689	424,275
	Shell plc (XLON)	12,526,352	418,221
	HSBC Holdings plc	36,855,765	338,263
	Unilever plc (XLON)	4,905,695	299,257
	BP plc	32,814,064	160,488
	GSK plc	7,957,798	143,707
	British American Tobacco plc	3,974,772	138,994
	Rio Tinto plc	2,127,160	137,474
	Diageo plc	4,423,336	136,600
	London Stock Exchange Group plc	988,829	134,022
	CRH plc (SGMX)	1,364,768	130,107
	Glencore plc	24,186,847	126,851
	National Grid plc	9,720,419	122,051
*	Rolls-Royce Holdings plc	16,930,209	116,825
	Compass Group plc	3,387,183	110,004
	RELX plc	2,225,378	102,055
	BAE Systems plc	6,041,149	97,367
	Barclays plc	29,282,946	89,767
	Experian plc	1,825,711	89,105
	Lloyds Banking Group plc	124,016,797	85,125
	Reckitt Benckiser Group plc	1,389,108	84,269
*	Flutter Entertainment plc	352,450	82,450
	Anglo American plc	2,475,854	76,753
	3i Group plc	1,848,071	75,785
	Haleon plc	15,021,516	72,194
	RELX plc (XLON)	1,494,869	69,069
	Ashtead Group plc	868,894	65,000
	NatWest Group plc	13,220,129	62,640
	Tesco plc	13,786,202	60,875
	Smurfit WestRock plc	1,023,440	52,903
	Imperial Brands plc	1,699,116	51,276
	SSE plc	2,175,119	49,426
	Standard Chartered plc	4,178,218	48,452
	Prudential plc (XLON)	5,475,097	45,579
	Vodafone Group plc	42,759,446	39,763
	InterContinental Hotels Group plc	319,389	35,228
	Legal & General Group plc	11,888,803	33,347
	Aviva plc	5,376,668	31,509
55

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Next plc	237,140	30,002
	Bunzl plc	671,653	29,569
	Informa plc	2,649,488	27,679
	Segro plc	2,686,640	27,222
	Rentokil Initial plc	5,020,325	25,181
	Sage Group plc	1,995,316	24,937
	Halma plc	754,104	24,090
	BT Group plc	12,574,845	22,454
	WPP plc	2,136,037	22,452
	Smith & Nephew plc	1,743,264	21,674
	Marks & Spencer Group plc	4,064,468	19,720
	Pearson plc	1,331,064	19,546
	Intertek Group plc	321,167	19,280
	DS Smith plc	2,738,800	19,256
[2]	Auto Trader Group plc	1,777,703	19,195
	Admiral Group plc	578,891	19,156
	Associated British Foods plc	638,245	18,344
	United Utilities Group plc	1,354,305	17,873
	Severn Trent plc	524,554	17,353
	Melrose Industries plc (XLON)	2,596,253	15,900
	Centrica plc	10,409,117	15,757
	Barratt Developments plc	2,723,223	15,690
	Antofagasta plc	689,957	15,411
	Diploma plc	265,770	14,610
	Coca-Cola HBC AG	405,496	14,190
	Mondi plc	876,121	14,187
	Intermediate Capital Group plc	524,993	13,946
	Weir Group plc	515,788	13,890
	Whitbread plc	355,825	13,844
	Kingfisher plc	3,653,656	13,817
	Smiths Group plc	689,204	13,600
*	Wise plc Class A	1,491,077	13,600
	Taylor Wimpey plc	7,036,155	13,303
	Croda International plc	276,717	13,278
	J Sainsbury plc	3,797,162	13,073
	International Consolidated Airlines Group SA	4,654,025	12,677
	Beazley plc	1,291,697	12,592
	DCC plc	196,679	12,443
	Spirax Group plc	146,802	12,254
	Persimmon plc	635,367	12,041
	Rightmove plc	1,579,619	12,028
	Howden Joinery Group plc	1,088,972	11,848
	Entain plc	1,210,639	11,643
	St. James's Place plc	1,094,841	11,486
	Land Securities Group plc	1,477,848	11,478
	Berkeley Group Holdings plc	197,365	11,263
	IMI plc	516,033	10,991
	M&G plc	4,315,313	10,811
	Hargreaves Lansdown plc	753,011	10,568
	British Land Co. plc	1,975,488	10,166
	Phoenix Group Holdings plc	1,489,372	9,461
	B&M European Value Retail SA	1,860,610	9,309
[2]	ConvaTec Group plc	3,289,644	9,074
	UNITE Group plc	800,130	9,051
	Endeavour Mining plc	399,653	8,962
	Hiscox Ltd.	614,838	8,549
	RS Group plc	939,242	8,421
	JD Sports Fashion plc	4,944,840	7,929
	Hikma Pharmaceuticals plc	321,598	7,702
	Schroders plc	1,668,404	7,392
	Burberry Group plc	706,502	7,182
	Fresnillo plc	362,455	3,449
[2]	Airtel Africa plc	2,370,911	3,116
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,364,041
Total Common Stocks (Cost $41,919,823)			55,978,694
56

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	1,636,591	56,299
	Petroleo Brasileiro SA Preference Shares	5,976,812	37,127
	Volkswagen AG Preference Shares	364,320	35,362
	Henkel AG & Co. KGaA Preference Shares	324,273	28,080
	Itau Unibanco Holding SA Preference Shares	4,260,882	25,812
	Itausa SA Preference Shares	10,791,162	19,806
	Sartorius AG Preference Shares	49,919	12,932
	Banco Bradesco SA Preference Shares	4,458,868	11,084
	Bayerische Motoren Werke AG Preference Shares	112,819	8,302
	Hyundai Motor Co. Preference Shares (XKRX)	69,078	7,981
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	164,728	6,312
	FUCHS SE Preference Shares	130,717	6,101
	Hyundai Motor Co. Preference Shares	43,913	4,959
	Gerdau SA Preference Shares	1,518,134	4,806
	Cia Energetica de Minas Gerais Preference Shares	2,314,946	4,553
*	Grifols SA Preference Shares Class B (XMAD)	516,052	4,500
	Centrais Eletricas Brasileiras SA Preference Shares Class B	500,445	3,654
*	Telecom Italia SpA Preference Shares	9,259,684	2,708
	Cia Paranaense de Energia - Copel Preference Shares Class B	1,419,960	2,410
	LG Chem Ltd. Preference Shares	15,505	2,334
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	554,547	2,330
	Metalurgica Gerdau SA Preference Shares	1,308,900	2,325
	Embotelladora Andina SA Preference Shares Class B	744,477	2,208
	Bradespar SA Preference Shares	512,090	1,740
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	933,000	1,067
	LG Electronics Inc. Preference Shares	32,591	1,053
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	5,352	1,010
	Unipar Carbocloro SA Preference Shares Class B	101,187	782
*	Braskem SA Preference Shares Class A	256,500	779
	Hanwha Corp. Preference Shares	56,230	609
*	Alpargatas SA Preference Shares	460,200	571
	LG H&H Co. Ltd. Preference Shares	4,207	443
	Amorepacific Corp. (XKRX) Preference Shares	18,463	442
	Samsung SDI Co. Ltd. Preference Shares	2,931	424
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	57,152	167
	Bancolombia SA Preference Shares	14,008	112
	CJ CheilJedang Corp. Preference Shares	649	62
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PJSC Preference Shares	14,258,400	—
Total Preferred Stocks (Cost $331,791)			301,246
Rights (0.0%)
*	One United Properties SA	1,356,866	147
*	Shougang Fushan Resources Group Ltd. Exp. 11/5/24	117,476	3
*	Reply SpA Exp. 11/28/24	44,868	—
Total Rights (Cost $192)			150
Warrants (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/40 (Cost $—)	38,387	—
57

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 4.834% (Cost $408,505)	4,085,682	408,528
Total Investments (99.9%) (Cost $42,660,311)			56,688,618
Other Assets and Liabilities—Net (0.1%)			57,930
Net Assets (100%)			56,746,548
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $109,815,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $1,476,998,000, representing 2.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $139,399,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2024	2,606	306,231	(11,421)
MSCI Emerging Markets Index	December 2024	2,607	146,839	(119)
S&P TSX 60 Index	December 2024	158	32,847	405
				(11,135)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/18/24	CAD	15,272	USD	11,284	—	(297)
Citibank, N.A.	12/18/24	INR	3,216,402	USD	38,145	31	—
State Street Bank & Trust Co.	12/18/24	INR	2,438,858	USD	28,952	—	(3)
Bank of America, N.A.	12/18/24	INR	2,190,535	USD	25,991	9	—
State Street Bank & Trust Co.	12/18/24	INR	2,097,656	USD	24,888	10	—
HSBC Bank plc	12/18/24	INR	2,001,243	USD	23,741	12	—
HSBC Bank plc	12/18/24	INR	1,159,078	USD	13,758	—	—
Morgan Stanley Capital Services Inc.	12/18/24	INR	1,122,821	USD	13,326	1	—
BNP Paribas	12/18/24	INR	1,112,963	USD	13,224	—	(13)
Bank of America, N.A.	12/18/24	INR	736,535	USD	8,753	—	(11)
UBS AG	12/18/24	INR	544,834	USD	6,470	—	(3)
BNP Paribas	12/18/24	USD	16,381	AUD	24,608	178	—
Barclays Bank plc	12/18/24	USD	13,225	AUD	19,880	135	—
Goldman Sachs International	12/18/24	USD	17,062	BRL	97,423	305	—
State Street Bank & Trust Co.	12/18/24	USD	80,886	CHF	67,848	1,877	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	29,455	EUR	26,601	458	—
State Street Bank & Trust Co.	12/18/24	USD	22,684	GBP	17,322	350	—
State Street Bank & Trust Co.	12/18/24	USD	37,026	HKD	287,728	—	(15)
BNP Paribas	12/18/24	USD	35,689	JPY	5,072,542	2,082	—
State Street Bank & Trust Co.	12/18/24	USD	27,580	JPY	3,952,438	1,394	—
58

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/18/24	USD	13,789	JPY	1,976,219	696	—
Bank of America, N.A.	12/18/24	USD	6,842	KRW	9,136,189	184	—
Bank of Montreal	12/18/24	USD	11,382	SEK	117,535	320	—
Citibank, N.A.	12/18/24	USD	20,682	TWD	656,351	21	—
						8,063	(342)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $7,607,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
59

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $42,251,806)	56,280,090
Affiliated Issuers (Cost $408,505)	408,528
Total Investments in Securities	56,688,618
Investment in Vanguard	1,612
Cash Collateral Pledged—Futures Contracts	15,905
Foreign Currency, at Value (Cost $169,690)	166,154
Receivables for Investment Securities Sold	150,554
Receivables for Accrued Income	236,660
Receivables for Capital Shares Issued	4,643
Unrealized Appreciation—Forward Currency Contracts	8,063
Total Assets	57,272,209
Liabilities
Due to Custodian	150,333
Payables for Investment Securities Purchased	3,031
Collateral for Securities on Loan	139,399
Payables for Capital Shares Redeemed	5,637
Payables to Vanguard	5,289
Variation Margin Payable—Futures Contracts	2,837
Unrealized Depreciation—Forward Currency Contracts	342
Deferred Foreign Capital Gains Taxes	218,793
Total Liabilities	525,661
Net Assets	56,746,548
1 Includes $109,815,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	47,718,272
Total Distributable Earnings (Loss)	9,028,276
Net Assets	56,746,548

ETF Shares—Net Assets
Applicable to 659,721,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,592,680
Net Asset Value Per Share—ETF Shares	$60.01

Admiral™ Shares—Net Assets
Applicable to 230,235,530 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,589,961
Net Asset Value Per Share—Admiral Shares	$37.31

Institutional Shares—Net Assets
Applicable to 42,534,814 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,030,902
Net Asset Value Per Share—Institutional Shares	$118.28

Institutional Plus Shares—Net Assets
Applicable to 28,207,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,533,005
Net Asset Value Per Share—Institutional Plus Shares	$125.25

See accompanying Notes, which are an integral part of the Financial Statements.
60

FTSE All-World ex-US Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	1,582,627
Interest[2]	17,921
Securities Lending—Net	11,983
Total Income	1,612,531
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,135
Management and Administrative—ETF Shares	18,712
Management and Administrative—Admiral Shares	7,462
Management and Administrative—Institutional Shares	3,080
Management and Administrative—Institutional Plus Shares	1,311
Marketing and Distribution—ETF Shares	1,051
Marketing and Distribution—Admiral Shares	409
Marketing and Distribution—Institutional Shares	154
Marketing and Distribution—Institutional Plus Shares	94
Custodian Fees	5,544
Auditing Fees	47
Shareholders’ Reports and Proxy Fees—ETF Shares	708
Shareholders’ Reports and Proxy Fees—Admiral Shares	91
Shareholders’ Reports and Proxy Fees—Institutional Shares	26
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	17
Trustees’ Fees and Expenses	35
Professional Services	2,939
Other Expenses	61
Total Expenses	44,876
Expenses Paid Indirectly	(1)
Net Expenses	44,875
Net Investment Income	1,567,656
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	322,457
Futures Contracts	75,422
Forward Currency Contracts	1,561
Foreign Currencies	1,516
Realized Net Gain (Loss)	400,956
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	9,009,563
Futures Contracts	12,935
Forward Currency Contracts	955
Foreign Currencies	(2,265)
Change in Unrealized Appreciation (Depreciation)	9,021,188
Net Increase (Decrease) in Net Assets Resulting from Operations	10,989,800
1	Dividends are net of foreign withholding taxes of $140,256,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,044,000, ($40,000), $3,000, and ($60,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $4,973,000.
4	Includes $536,707,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $139,773,000.

See accompanying Notes, which are an integral part of the Financial Statements.
61

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,567,656	1,527,259
Realized Net Gain (Loss)	400,956	(560,657)
Change in Unrealized Appreciation (Depreciation)	9,021,188	4,724,137
Net Increase (Decrease) in Net Assets Resulting from Operations	10,989,800	5,690,739
Distributions
ETF Shares	(1,162,947)	(1,060,269)
Admiral Shares	(252,391)	(239,337)
Institutional Shares	(153,537)	(151,547)
Institutional Plus Shares	(95,631)	(95,377)
Total Distributions	(1,664,506)	(1,546,530)
Capital Share Transactions
ETF Shares	344,189	460,572
Admiral Shares	(152,500)	(171,947)
Institutional Shares	(246,523)	(468,946)
Institutional Plus Shares	267,087	(261,643)
Net Increase (Decrease) from Capital Share Transactions	212,253	(441,964)
Total Increase (Decrease)	9,537,547	3,702,245
Net Assets
Beginning of Period	47,209,001	43,506,756
End of Period	56,746,548	47,209,001

See accompanying Notes, which are an integral part of the Financial Statements.
62

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$50.11	$45.79	$62.49	$49.33	$51.58
Investment Operations
Net Investment Income[1]	1.663	1.618	1.749	1.604	1.211
Net Realized and Unrealized Gain (Loss) on Investments	10.001	4.341	(16.658)	13.047	(2.166)
Total from Investment Operations	11.664	5.959	(14.909)	14.651	(.955)
Distributions
Dividends from Net Investment Income	(1.764)	(1.639)	(1.791)	(1.491)	(1.295)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.764)	(1.639)	(1.791)	(1.491)	(1.295)
Net Asset Value, End of Period	$60.01	$50.11	$45.79	$62.49	$49.33
Total Return	23.51%	12.90%	-24.27%	29.82%	-1.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,593	$32,768	$29,524	$35,493	$24,308
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.07%[2]	0.08%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.87%	3.06%	3.22%	2.62%	2.46%
Portfolio Turnover Rate[3]	5%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.07%, and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
63

FTSE All-World ex-US Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$31.15	$28.46	$38.84	$30.66	$32.06
Investment Operations
Net Investment Income[1]	1.022	.993	1.069	.972	.750
Net Realized and Unrealized Gain (Loss) on Investments	6.221	2.703	(10.351)	8.121	(1.355)
Total from Investment Operations	7.243	3.696	(9.282)	9.093	(.605)
Distributions
Dividends from Net Investment Income	(1.083)	(1.006)	(1.098)	(.913)	(.795)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.083)	(1.006)	(1.098)	(.913)	(.795)
Net Asset Value, End of Period	$37.31	$31.15	$28.46	$38.84	$30.66
Total Return[2]	23.48%	12.86%	-24.30%	29.76%	-1.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,590	$7,290	$6,804	$8,667	$6,919
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.11%[3]	0.12%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.83%	3.02%	3.16%	2.56%	2.46%
Portfolio Turnover Rate[4]	5%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.11%, and 0.12%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
64

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$98.76	$90.23	$123.14	$97.19	$101.64
Investment Operations
Net Investment Income[1]	3.269	3.151	3.422	3.108	2.380
Net Realized and Unrealized Gain (Loss) on Investments	19.716	8.598	(32.817)	25.772	(4.281)
Total from Investment Operations	22.985	11.749	(29.395)	28.880	(1.901)
Distributions
Dividends from Net Investment Income	(3.465)	(3.219)	(3.515)	(2.930)	(2.549)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.465)	(3.219)	(3.515)	(2.930)	(2.549)
Net Asset Value, End of Period	$118.28	$98.76	$90.23	$123.14	$97.19
Total Return	23.50%	12.89%	-24.28%	29.82%	-1.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,031	$4,401	$4,430	$5,753	$4,658
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.08%[2]	0.09%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.86%	3.02%	3.19%	2.58%	2.45%
Portfolio Turnover Rate[3]	5%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.08%, and 0.09%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
65

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$104.58	$95.55	$130.41	$102.93	$107.63
Investment Operations
Net Investment Income[1]	3.465	3.395	3.572	3.312	2.548
Net Realized and Unrealized Gain (Loss) on Investments	20.899	9.066	(34.687)	27.296	(4.528)
Total from Investment Operations	24.364	12.461	(31.115)	30.608	(1.980)
Distributions
Dividends from Net Investment Income	(3.694)	(3.431)	(3.745)	(3.128)	(2.720)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.694)	(3.431)	(3.745)	(3.128)	(2.720)
Net Asset Value, End of Period	$125.25	$104.58	$95.55	$130.41	$102.93
Total Return	23.53%	12.91%	-24.27%	29.84%	-1.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,533	$2,750	$2,749	$4,118	$3,311
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.06%[2]	0.07%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.86%	3.08%	3.13%	2.60%	2.48%
Portfolio Turnover Rate[3]	5%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.06%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
66

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
67

FTSE All-World ex-US Index Fund
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,612,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
68

FTSE All-World ex-US Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,637,209	80,998	2,446	4,720,653
Common Stocks—Other	493,363	50,762,897	1,781	51,258,041
Preferred Stocks	118,958	182,288	—	301,246
Rights	3	147	—	150
Warrants	—	—	—	—
Temporary Cash Investments	408,528	—	—	408,528
Total	5,658,061	51,026,330	4,227	56,688,618
Derivative Financial Instruments
Assets
Futures Contracts[1]	405	—	—	405
Forward Currency Contracts	—	8,063	—	8,063
Total	405	8,063	—	8,468
Liabilities
Futures Contracts[1]	(11,540)	—	—	(11,540)
Forward Currency Contracts	—	(342)	—	(342)
Total	(11,540)	(342)	—	(11,882)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	405	—	405
Unrealized Appreciation—Forward Currency Contracts	—	8,063	8,063
Total Assets	405	8,063	8,468

Unrealized Depreciation—Futures Contracts[1]	(11,540)	—	(11,540)
Unrealized Depreciation—Forward Currency Contracts	—	(342)	(342)
Total Liabilities	(11,540)	(342)	(11,882)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	75,422	—	75,422
Forward Currency Contracts	—	1,561	1,561
Realized Net Gain (Loss) on Derivatives	75,422	1,561	76,983
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	12,935	—	12,935
Forward Currency Contracts	—	955	955
Change in Unrealized Appreciation (Depreciation) on Derivatives	12,935	955	13,890
69

FTSE All-World ex-US Index Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	525,924
Total Distributable Earnings (Loss)	(525,924)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	732,607
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	13,041,320
Capital Loss Carryforwards	(4,776,308)
Qualified Late-Year Losses	—
Other Temporary Differences	30,657
Total	9,028,276
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,664,506	1,546,530
Long-Term Capital Gains	—	—
Total	1,664,506	1,546,530
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,422,264
Gross Unrealized Appreciation	18,937,907
Gross Unrealized Depreciation	(5,671,141)
Net Unrealized Appreciation (Depreciation)	13,266,766
G.	During the year ended October 31, 2024, the fund purchased $3,395,825,000 of investment securities and sold $2,594,737,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $195,704,000 and $966,254,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,389,590	23,771	878,163	16,984
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,045,401)	(18,000)	(417,591)	(7,800)
Net Increase (Decrease)—ETF Shares	344,189	5,771	460,572	9,184
70

FTSE All-World ex-US Index Fund
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,002,307	28,117	1,139,639	35,258
Issued in Lieu of Cash Distributions	188,350	5,327	178,746	5,476
Redeemed	(1,343,157)	(37,240)	(1,490,332)	(45,753)
Net Increase (Decrease)—Admiral Shares	(152,500)	(3,796)	(171,947)	(5,019)
Institutional Shares
Issued	788,215	6,876	818,096	7,940
Issued in Lieu of Cash Distributions	122,807	1,096	122,089	1,182
Redeemed	(1,157,545)	(9,999)	(1,409,131)	(13,656)
Net Increase (Decrease)—Institutional Shares	(246,523)	(2,027)	(468,946)	(4,534)
Institutional Plus Shares
Issued	686,130	5,427	445,764	4,108
Issued in Lieu of Cash Distributions	95,631	805	95,377	869
Redeemed	(514,674)	(4,317)	(802,784)	(7,460)
Net Increase (Decrease)—Institutional Plus Shares	267,087	1,915	(261,643)	(2,483)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
71

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (5.0%)
	Technology One Ltd.	964,752	15,376
*	Telix Pharmaceuticals Ltd.	984,966	13,459
*	Sandfire Resources Ltd.	1,629,013	11,025
*,1	Life360 Inc. GDR	725,736	10,355
	Breville Group Ltd.	492,495	10,237
	Reliance Worldwide Corp. Ltd.	2,743,927	9,342
	HUB24 Ltd.	196,074	8,825
	Perseus Mining Ltd.	4,712,103	8,810
	AUB Group Ltd.	400,985	8,404
	Ventia Services Group Pty Ltd.	2,762,638	8,297
*	Zip Co. Ltd.	4,106,364	8,005
	National Storage REIT	4,567,768	7,515
	Sigma Healthcare Ltd.	5,614,180	7,208
	ARB Corp. Ltd.	261,743	7,091
*	De Grey Mining Ltd.	7,100,877	7,069
*	Paladin Energy Ltd.	1,021,443	6,725
[1]	Viva Energy Group Ltd.	3,816,195	6,565
	nib holdings Ltd.	1,693,467	6,410
	Ramelius Resources Ltd.	3,925,143	6,124
	Charter Hall Long Wale REIT	2,400,584	6,115
	Champion Iron Ltd.	1,576,125	6,049
	Premier Investments Ltd.	274,202	6,034
*	Genesis Minerals Ltd.	3,754,116	5,994
	HMC Capital Ltd.	884,533	5,874
	Westgold Resources Ltd.	2,784,515	5,861
*	Vault Minerals Ltd.	22,182,414	5,713
	Super Retail Group Ltd.	553,087	5,245
*	Emerald Resources NL	1,900,995	5,221
	Netwealth Group Ltd.	282,353	5,094
	Gold Road Resources Ltd.	3,706,396	4,834
	HomeCo Daily Needs REIT	5,867,687	4,654
*	West African Resources Ltd.	3,854,273	4,627
	Eagers Automotive Ltd.	634,950	4,607
	GrainCorp Ltd. Class A	776,147	4,586
*	Bellevue Gold Ltd.	4,233,073	4,492
	Codan Ltd.	429,617	4,445
	BWP Trust	1,902,828	4,298
	Pinnacle Investment Management Group Ltd.	326,695	4,291
*	Clarity Pharmaceuticals Ltd.	939,715	4,183
*,2	Capricorn Metals Ltd.	1,033,150	4,161
*	Regis Resources Ltd.	2,360,459	4,158
*	IRESS Ltd.	634,710	4,127
	Ingenia Communities Group	1,263,319	3,985
	Brickworks Ltd.	223,268	3,966
*	PEXA Group Ltd.	445,350	3,956
*	Resolute Mining Ltd.	7,357,256	3,934
	Charter Hall Retail REIT	1,770,964	3,921
	Arena REIT	1,444,764	3,799
	NRW Holdings Ltd.	1,448,289	3,650
	Lovisa Holdings Ltd.	187,761	3,648
	Waypoint REIT Ltd.	2,232,939	3,638
	Centuria Industrial REIT	1,807,005	3,609
	Bapcor Ltd.	1,190,971	3,569
*	Spartan Resources Ltd.	3,395,320	3,529
*	Nuix Ltd.	686,650	3,468
*	Webjet Ltd.	1,316,454	3,457
	Bega Cheese Ltd.	1,021,060	3,441
	Nine Entertainment Co. Holdings Ltd.	4,414,643	3,397
	Nickel Industries Ltd.	5,674,793	3,353
	Centuria Capital Group	2,735,576	3,304
72

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	SiteMinder Ltd.	764,751	3,303
	Amotiv Ltd.	469,206	3,266
*	Mesoblast Ltd.	3,659,736	3,143
	Helia Group Ltd.	1,173,374	3,118
	Corporate Travel Management Ltd.	383,813	3,109
*	Boss Energy Ltd.	1,384,393	3,079
*	Neuren Pharmaceuticals Ltd.	381,292	3,069
	Inghams Group Ltd.	1,591,003	2,991
	Imdex Ltd.	1,740,332	2,957
	Elders Ltd.	526,011	2,934
*	Deep Yellow Ltd.	3,268,977	2,900
*	PolyNovo Ltd.	2,142,661	2,865
*	Temple & Webster Group Ltd.	374,817	2,832
	IPH Ltd.	789,615	2,778
*	Macquarie Technology Group Ltd.	50,920	2,765
	Monadelphous Group Ltd.	311,257	2,566
	Perenti Ltd.	3,239,142	2,488
	Karoon Energy Ltd.	2,716,727	2,476
	EVT Ltd.	341,916	2,441
*	Austal Ltd.	1,127,796	2,435
	G8 Education Ltd.	2,732,710	2,407
*	Healius Ltd.	2,221,338	2,403
	Nick Scali Ltd.	260,664	2,397
*	Megaport Ltd.	523,533	2,376
	Data#3 Ltd.	486,468	2,331
	Regis Healthcare Ltd.	546,393	2,324
*	Silex Systems Ltd.	675,493	2,292
	Credit Corp. Group Ltd.	202,404	2,287
*	Opthea Ltd.	4,118,181	2,258
*	Judo Capital Holdings Ltd.	1,833,414	2,253
	Stanmore Resources Ltd.	1,083,296	2,223
*	Alpha HPA Ltd.	3,167,029	2,126
	Lifestyle Communities Ltd.	374,411	2,110
*	Tuas Ltd.	613,544	2,068
	Service Stream Ltd.	2,048,932	2,031
	McMillan Shakespeare Ltd.	208,682	2,003
	Aussie Broadband Ltd.	824,250	1,968
	Collins Foods Ltd.	351,668	1,920
	Accent Group Ltd.	1,199,579	1,854
	Charter Hall Social Infrastructure REIT	1,085,149	1,850
*,3	Vulcan Energy Resources Ltd.	541,097	1,815
[1]	Coronado Global Resources Inc. GDR	2,622,051	1,747
	Rural Funds Group	1,405,647	1,722
	Hansen Technologies Ltd.	527,199	1,722
	Myer Holdings Ltd.	2,890,139	1,715
	Kelsian Group Ltd.	661,461	1,693
*	Superloop Ltd.	1,373,777	1,678
	Dexus Industria REIT	942,370	1,667
*	Nanosonics Ltd.	794,269	1,656
	Vulcan Steel Ltd.	337,187	1,648
*	Fleetpartners Group Ltd.	853,352	1,636
	Abacus Storage King	1,987,233	1,636
	Hotel Property Investments Ltd.	695,502	1,608
*,3	DroneShield Ltd.	2,592,147	1,605
	Johns Lyng Group Ltd.	635,124	1,590
	SmartGroup Corp. Ltd.	307,326	1,559
*	Audinate Group Ltd.	252,198	1,537
	Abacus Group	1,873,045	1,489
	Growthpoint Properties Australia Ltd.	856,607	1,482
	GWA Group Ltd.	944,271	1,440
	Clinuvel Pharmaceuticals Ltd.	154,229	1,436
*	Chalice Mining Ltd.	1,193,255	1,409
	Jumbo Interactive Ltd.	166,567	1,406
*,3	ioneer Ltd.	7,253,158	1,369
	PWR Holdings Ltd.	225,877	1,348
	Platinum Asset Management Ltd.	1,664,960	1,339
	oOh!media Ltd.	1,643,138	1,333
	Ridley Corp. Ltd.	764,473	1,328
*,3	Strike Energy Ltd.	9,353,972	1,308
	Cromwell Property Group	4,664,027	1,270
73

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Infomedia Ltd.	1,344,933	1,255
[3]	Integral Diagnostics Ltd.	610,445	1,252
*,2	Leo Lithium Ltd.	3,703,310	1,231
	HealthCo REIT	1,592,116	1,201
*	Bravura Solutions Ltd.	1,189,153	1,179
*	Latin Resources Ltd.	9,182,430	1,162
	Australian Ethical Investment Ltd.	392,035	1,159
	Australian Clinical Labs Ltd.	465,598	1,107
*	Select Harvests Ltd.	464,412	1,106
	Centuria Office REIT	1,391,163	1,090
*	Cooper Energy Ltd.	9,279,252	1,065
*	Australian Agricultural Co. Ltd.	1,143,347	1,057
	Dicker Data Ltd.	185,151	1,045
*	Emeco Holdings Ltd.	2,015,771	1,021
	MyState Ltd.	390,378	972
	Navigator Global Investments Ltd. (XASX)	811,669	920
	Cedar Woods Properties Ltd.	240,522	908
*,3	Weebit Nano Ltd.	624,745	826
*	Mayne Pharma Group Ltd.	289,677	816
*,3	BrainChip Holdings Ltd.	5,289,034	805
	Kogan.com Ltd.	257,402	783
	Praemium Ltd.	1,764,065	783
*	St Barbara Ltd.	2,583,155	780
*	OFX Group Ltd.	792,206	760
	Australian Finance Group Ltd.	714,392	749
*	Arafura Rare Earths Ltd.	7,460,413	731
*	Aurelia Metals Ltd.	5,788,614	704
*	Wildcat Resources Ltd.	3,276,270	688
*	Imugene Ltd.	24,194,784	681
*,3	Cettire Ltd.	678,309	672
*	Webjet Group Ltd.	1,309,270	668
*	Tyro Payments Ltd.	1,310,373	663
*,3	Sayona Mining Ltd.	30,012,974	663
*	Alkane Resources Ltd.	1,676,010	624
*	Carnarvon Energy Ltd.	6,033,601	611
*,2	AVZ Minerals Ltd.	9,005,310	593
*	Omni Bridgeway Ltd.	982,610	591
	SG Fleet Group Ltd.	331,373	589
	Solvar Ltd.	670,067	580
	Baby Bunting Group Ltd.	470,645	555
*,3	Syrah Resources Ltd.	2,825,742	550
	Humm Group Ltd.	1,180,738	550
	GDI Property Group Partnership	1,320,233	547
*,3	Core Lithium Ltd.	7,142,977	510
*	Mount Gibson Iron Ltd.	2,451,280	491
*	EML Payments Ltd.	1,095,752	480
*	Fineos Corp. Ltd. GDR	502,426	446
*	Coast Entertainment Holdings Ltd.	1,327,454	389
	Jupiter Mines Ltd.	3,348,943	385
*,3	Novonix Ltd.	777,230	356
*	Seven West Media Ltd.	3,218,759	338
*	29Metals Ltd.	1,197,484	329
*	Calix Ltd.	567,991	328
*,2	Firefinch Ltd.	4,116,778	163
			534,823
Austria (0.6%)
[1]	BAWAG Group AG	274,383	21,267
	Wienerberger AG	382,389	11,549
	Vienna Insurance Group AG Wiener Versicherung Gruppe	131,737	4,205
*	DO & Co. AG	25,064	3,896
	Oesterreichische Post AG	118,731	3,766
	EVN AG	129,301	3,591
	UNIQA Insurance Group AG	391,033	3,065
[3]	CA Immobilien Anlagen AG	116,503	2,825
*,3	Lenzing AG	65,226	2,238
	Strabag SE	43,913	1,729
*,3	IMMOFINANZ AG	105,214	1,709
*,3	AT&S Austria Technologie & Systemtechnik AG	86,260	1,583
	Schoeller-Bleckmann Oilfield Equipment AG	38,956	1,170
74

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Palfinger AG	48,060	1,068
	Porr AG	55,357	875
*	S IMMO AG (XWBO)	20,394	490
[3]	Agrana Beteiligungs AG	33,360	385
*	Eurotelesites AG	50,653	275
			65,686
Belgium (1.1%)
	Aedifica SA	168,771	10,895
	Azelis Group NV	514,744	10,312
	Solvay SA	241,819	9,838
	Umicore SA	742,056	8,934
	Colruyt Group NV	170,671	7,973
	Cofinimmo SA	125,941	7,952
	KBC Ancora	116,939	5,936
	Montea NV	70,763	5,182
	Melexis NV	69,541	4,542
	Shurgard Self Storage Ltd. (XBRU)	101,388	4,342
	Bekaert SA	118,144	4,318
[3]	Xior Student Housing NV	126,362	4,245
	Fagron	194,127	3,929
	Deme Group NV	24,432	3,735
	Proximus SADP	508,642	3,715
	Barco NV	241,200	2,999
	Retail Estates NV	43,970	2,968
	VGP NV	34,048	2,863
	Gimv NV	61,856	2,554
	Tessenderlo Group SA	77,025	2,088
*	Ontex Group NV	235,080	1,978
	Kinepolis Group NV	42,853	1,807
[3]	Euronav NV	79,875	1,132
	bpost SA	358,121	938
			115,175
Brazil (1.1%)
*	Ambipar Participacoes e Empreendimentos SA	339,326	7,590
	Kinea Rendimentos Imobiliarios FII (BVMF)	239,395	4,328
	Kinea Indice de Precos FII	273,045	4,321
	Kinea Renda Imobiliaria FII	164,227	3,929
	Cia de Saneamento do Parana	807,418	3,771
	Iguatemi SA (BVMF)	972,800	3,557
	Tres Tentos Agroindustrial SA	1,715,790	3,375
	Xp Malls Fdo Inv Imob Fii	186,637	3,348
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	877,191	3,299
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	118,572	3,197
	Brava Energia	1,036,071	3,043
	Azzas 2154 SA	402,404	2,871
	Cia de Saneamento de Minas Gerais Copasa MG.	668,523	2,666
	Fleury SA	924,148	2,369
	Direcional Engenharia SA	431,643	2,336
	Wilson Sons SA	840,800	2,311
	FII BTLG	132,416	2,200
*	IRB Brasil Resseguros SA	280,030	2,099
	Petroreconcavo SA	661,100	1,942
	Vivara Participacoes SA	433,538	1,918
*	Orizon Valorizacao de Residuos SA	238,671	1,914
	YDUQS Participacoes SA	996,225	1,828
	XP Log FII (BVMF)	108,781	1,824
	Fundo De Investimento Imobiliario TG Ativo Real	102,326	1,809
	Vinci Shopping Centers FII (BVMF)	96,071	1,746
	Dexco SA	1,166,700	1,671
	Kinea High Yield CRI - FII	93,154	1,663
*	Serena Energia SA	1,142,752	1,641
	Odontoprev SA	848,299	1,614
	Maxi Renda FII (BVMF)	946,197	1,579
*	Cogna Educacao SA	6,459,927	1,576
*	MRV Engenharia e Participacoes SA	1,313,592	1,572
	FII Iridium	129,853	1,511
	Capitania Securities II Fii	1,162,277	1,450
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	67,289	1,408
	AES Brasil Energia SA	950,875	1,334
75

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Fii UBS Br Receb Imob	95,752	1,278
	Hedge Brasil Shopping FII	37,125	1,270
	Kinea Rendimentos Imobiliari	67,736	1,225
	Cury Construtora e Incorporadora SA	279,000	1,179
	FII VBI Prime Properties	84,884	1,174
	Fras-Le SA	286,299	1,081
	Vulcabras SA	367,700	1,044
*	SIMPAR SA	1,051,300	973
	Pet Center Comercio E Participacoes SA	1,121,560	958
*	Log-in Logistica Intermodal SA	204,119	933
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	226,412	922
*	Minerva SA	910,371	913
	Tupy SA	225,131	909
	JHSF Participacoes SA	1,177,500	904
	EcoRodovias Infraestrutura e Logistica SA	730,361	901
	Grendene SA	946,383	871
*	Oncoclinicas do Brasil Servicos Medicos SA	1,074,800	855
	Ez Tec Empreendimentos e Participacoes SA	347,000	839
	Mahle-Metal Leve SA	157,300	815
*	Hidrovias do Brasil SA	1,449,100	790
	Grupo SBF SA	311,908	782
	Iochpe Maxion SA	437,944	772
*,1	Locaweb Servicos de Internet SA	1,044,283	750
	Patria Renda Urbana Fundo De Mutual Fund	35,518	743
	Armac Locacao Logistica E Servicos SA	535,500	692
	Mills Estruturas e Servicos de Engenharia SA	376,305	683
	Cia Brasileira de Aluminio	660,098	665
	LOG Commercial Properties e Participacoes SA	168,265	658
*	Cia Brasileira de Distribuicao	1,183,623	614
*	Movida Participacoes SA	492,800	511
*	CVC Brasil Operadora e Agencia de Viagens SA	1,417,653	503
	Camil Alimentos SA	354,300	484
	Anima Holding SA	1,060,231	468
*	Diagnosticos da America SA	885,400	406
	FII Hectare Ce	79,627	379
	Lojas Quero-Quero SA	553,378	276
*	Zamp SA	651,857	271
			120,101
Canada (15.4%)
	WSP Global Inc.	431,027	77,042
	RB Global Inc.	633,546	53,679
	Kinross Gold Corp.	4,249,397	42,880
[3]	Emera Inc.	1,036,459	39,155
	TFI International Inc.	275,844	36,915
	ARC Resources Ltd.	2,079,288	34,437
	Stantec Inc.	395,886	32,112
*	Descartes Systems Group Inc.	298,973	31,060
*	First Quantum Minerals Ltd.	2,358,443	30,472
*	Ivanhoe Mines Ltd. Class A	2,303,965	30,464
	TMX Group Ltd.	943,062	29,456
	AtkinsRealis Group Inc.	610,386	29,372
	GFL Environmental Inc.	698,511	29,223
	Pan American Silver Corp.	1,245,702	29,131
	Alamos Gold Inc. Class A	1,429,629	28,883
	Gildan Activewear Inc.	585,254	28,642
*	Celestica Inc.	412,723	28,243
	Open Text Corp.	929,354	27,874
	Element Fleet Management Corp.	1,351,319	27,650
	iA Financial Corp. Inc.	326,524	26,603
	FirstService Corp.	137,230	25,409
	Toromont Industries Ltd.	281,705	24,886
	Keyera Corp.	784,156	24,082
	AltaGas Ltd.	1,007,093	24,064
	West Fraser Timber Co. Ltd.	261,181	23,589
	Colliers International Group Inc.	148,640	22,722
	Lundin Mining Corp.	2,283,856	22,210
*	Bombardier Inc. Class B	300,697	22,119
*	CAE Inc.	1,092,773	19,229
[3]	Canadian Tire Corp. Ltd. Class A	179,684	19,121
76

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Canadian Apartment Properties REIT	573,033	19,092
	Capital Power Corp.	442,099	17,930
	MEG Energy Corp.	953,612	17,431
	Brookfield Infrastructure Corp. Class A	415,331	17,074
	PrairieSky Royalty Ltd.	827,216	16,552
	Saputo Inc.	853,594	16,283
	Onex Corp.	225,782	16,252
	RioCan REIT	1,121,361	15,302
	Whitecap Resources Inc.	2,021,485	15,085
	B2Gold Corp.	4,524,455	14,948
	Brookfield Renewable Corp. Class A (XTSE)	463,620	14,195
	Primo Water Corp.	537,882	14,124
	Finning International Inc.	479,589	13,998
	Canadian Western Bank	330,652	13,596
	Northland Power Inc.	885,614	13,459
*	NexGen Energy Ltd.	1,816,418	13,359
	Algonquin Power & Utilities Corp.	2,624,120	12,684
	Osisko Gold Royalties Ltd.	620,904	12,495
	Hudbay Minerals Inc.	1,355,391	12,158
*	Eldorado Gold Corp.	697,986	12,141
*	Capstone Copper Corp.	1,706,795	11,805
	Granite Real Estate Investment Trust	216,047	11,790
	Stella-Jones Inc.	194,324	11,749
	Boyd Group Services Inc.	73,426	11,428
	Definity Financial Corp.	291,109	11,234
	Parkland Corp.	480,287	11,176
	Veren Inc.	2,116,640	10,900
	Gibson Energy Inc.	650,101	10,786
*	Kinaxis Inc.	95,481	10,604
	Chartwell Retirement Residences	923,029	10,375
	Choice Properties REIT	1,015,071	10,338
*	Aritzia Inc.	310,929	10,011
*	IAMGOLD Corp.	1,797,227	9,978
*	Bausch Health Cos. Inc.	1,054,409	9,701
	TransAlta Corp.	906,491	9,479
	First Capital REIT	722,271	9,223
	Dream Industrial REIT	938,059	8,907
	Atco Ltd. Class I	256,398	8,898
*	ATS Corp.	284,537	8,528
	IGM Financial Inc.	273,509	8,217
*	Air Canada	601,079	8,146
	Lundin Gold Inc.	335,803	8,120
[3]	SmartCentres REIT	452,740	8,100
	Premium Brands Holdings Corp.	126,675	7,910
	Stelco Holdings Inc.	157,370	7,700
[1]	Nuvei Corp.	217,099	7,308
	Boardwalk REIT	139,549	7,246
	Methanex Corp.	183,767	7,193
	First Majestic Silver Corp.	971,520	7,180
	Boralex Inc. Class A	296,965	7,139
	CI Financial Corp.	428,160	7,042
*	Lightspeed Commerce Inc.	463,943	7,014
	OceanaGold Corp.	2,438,956	6,919
*	Equinox Gold Corp.	1,223,636	6,767
	Baytex Energy Corp.	2,388,735	6,742
	H&R REIT	886,182	6,727
*	Torex Gold Resources Inc.	292,719	6,313
	Topaz Energy Corp.	320,389	6,146
	North West Co. Inc.	159,616	6,008
	Allied Properties REIT	436,751	5,762
	Linamar Corp.	139,479	5,707
	Russel Metals Inc.	204,296	5,689
	BRP Inc.	107,058	5,279
	Paramount Resources Ltd. Class A	270,565	5,219
	Centerra Gold Inc.	729,197	5,153
	Vermilion Energy Inc.	535,844	4,995
*,3	BlackBerry Ltd.	2,003,978	4,534
	Quebecor Inc. Class B	177,080	4,409
	SSR Mining Inc.	701,360	4,332
	Superior Plus Corp.	800,208	3,793
77

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Maple Leaf Foods Inc.	248,479	3,758
	Winpak Ltd.	103,931	3,703
	Primaris REIT	329,731	3,699
	Innergex Renewable Energy Inc.	554,664	3,633
	GFL Environmental Inc. (XTSE)	75,818	3,169
	Parex Resources Inc.	336,910	3,129
	Enghouse Systems Ltd.	145,506	3,080
[3]	Transcontinental Inc. Class A	245,124	3,028
	Cargojet Inc.	29,617	2,895
*	Novagold Resources Inc.	827,367	2,858
*	Canfor Corp.	193,732	2,311
	Westshore Terminals Investment Corp.	123,930	2,048
	First National Financial Corp.	59,325	1,730
	Cogeco Communications Inc.	33,655	1,696
*	Cronos Group Inc.	709,666	1,498
	Osisko Gold Royalties Ltd. (XTSE)	65,199	1,312
*	IAMGOLD Corp. (XTSE)	77,206	428
*	Lightspeed Commerce Inc. (XTSE)	14,700	222
			1,658,798
Chile (0.1%)
	Parque Arauco SA	2,355,556	3,854
*	Engie Energia Chile SA	1,736,845	1,619
	SMU SA	10,298,709	1,595
	Empresa Nacional de Telecomunicaciones SA	475,431	1,552
*	CAP SA	229,454	1,376
	Inversiones Aguas Metropolitanas SA	1,715,541	1,273
*	Ripley Corp. SA	3,875,438	1,107
	Vina Concha y Toro SA	822,447	951
	Inversiones La Construccion SA	110,860	870
	SONDA SA	1,906,649	700
			14,897
China (5.4%)
*,3	Sunac China Holdings Ltd.	20,362,000	7,121
	Chinasoft International Ltd.	9,114,304	6,666
*,1	Tuhu Car Inc.	1,866,300	4,895
	Atour Lifestyle Holdings Ltd. ADR	179,950	4,715
*,1	Ascentage Pharma Group International	767,700	4,265
	Dongyue Group Ltd.	4,983,000	4,061
[3]	JinkoSolar Holding Co. Ltd. ADR	141,554	3,760
*	China Gold International Resources Corp. Ltd.	805,100	3,758
*,1	Keymed Biosciences Inc.	700,500	3,735
	China Overseas Property Holdings Ltd.	4,585,000	3,525
	Hello Group Inc. ADR	487,906	3,450
*,1	Cloud Music Inc.	214,400	3,431
[1]	Meitu Inc.	9,780,500	3,323
	China Nonferrous Mining Corp. Ltd.	4,506,000	3,195
	Fufeng Group Ltd.	5,126,864	2,896
	Grand Pharmaceutical Group Ltd.	4,859,240	2,848
	Greentown Service Group Co. Ltd.	5,037,255	2,647
	Tianli International Holdings Ltd.	4,349,202	2,638
	FinVolution Group ADR	432,089	2,618
*,3	Canadian Solar Inc.	176,479	2,513
	Gushengtang Holdings Ltd.	526,400	2,474
*	EHang Holdings Ltd. ADR	136,435	2,323
*	ANE Cayman Inc.	2,144,000	2,304
	SSY Group Ltd.	4,679,324	2,272
	China Water Affairs Group Ltd.	3,717,600	2,265
	China Datang Corp. Renewable Power Co. Ltd. Class H	7,765,000	2,235
[1]	Simcere Pharmaceutical Group Ltd.	2,477,000	2,235
	China Education Group Holdings Ltd.	3,533,000	2,205
	China Tobacco International HK Co. Ltd.	650,000	2,104
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	2,102
*,1,2,3	New Horizon Health Ltd.	1,143,500	2,080
*,1	InnoCare Pharma Ltd.	2,411,000	2,051
*	DingDong Cayman Ltd. ADR	494,827	1,979
	Onewo Inc. Class H	668,200	1,972
*,3	XD Inc.	732,800	1,967
	Bank of Chongqing Co. Ltd. Class H	2,587,343	1,880
*,3	Xinte Energy Co. Ltd. Class H	1,353,200	1,879
78

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Evergrande Property Services Group Ltd.	17,587,000	1,821
	Sinopec Kantons Holdings Ltd.	3,297,962	1,816
*	COFCO Joycome Foods Ltd.	9,172,000	1,815
	CIMC Enric Holdings Ltd.	2,146,000	1,811
	SPIC Industry-Finance Holdings Co. Ltd. Class A	1,321,250	1,799
	Tianneng Power International Ltd.	2,168,468	1,762
*,1,3	Weimob Inc.	8,349,000	1,733
*	DPC Dash Ltd.	210,700	1,718
*,1	Bairong Inc.	1,308,000	1,660
	China BlueChemical Ltd. Class H	6,356,000	1,652
	TCL Electronics Holdings Ltd.	2,292,122	1,627
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,425,000	1,619
	Fu Shou Yuan International Group Ltd.	3,180,000	1,615
*	Vnet Group Inc. ADR	483,998	1,588
[3]	China Risun Group Ltd.	3,737,000	1,576
*	Lifetech Scientific Corp.	7,250,058	1,557
[1]	Genertec Universal Medical Group Co. Ltd.	2,465,809	1,545
	Skyworth Group Ltd.	3,854,710	1,533
*	Zhongyu Energy Holdings Ltd.	2,673,000	1,532
	Digital China Holdings Ltd.	4,221,588	1,510
	China Overseas Grand Oceans Group Ltd.	5,604,500	1,476
	Consun Pharmaceutical Group Ltd.	1,383,000	1,474
*	Gaotu Techedu Inc. ADR	472,335	1,455
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,569,921	1,447
[2]	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,379,134	1,443
	Tong Ren Tang Technologies Co. Ltd. Class H	2,196,516	1,438
*,1	Maoyan Entertainment	1,435,000	1,437
*	Jiangsu Zongyi Co. Ltd. Class A	1,642,500	1,431
	China Oriental Group Co. Ltd.	8,826,000	1,408
	Victory Giant Technology Huizhou Co. Ltd. Class A	221,057	1,383
	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,376
	Poly Property Group Co. Ltd.	6,325,000	1,365
	JNBY Design Ltd.	707,500	1,354
	Shoucheng Holdings Ltd.	10,049,246	1,341
	NetDragon Websoft Holdings Ltd.	1,026,090	1,337
*	Talkweb Information System Co. Ltd. Class A	352,200	1,331
	Ming Yuan Cloud Group Holdings Ltd.	3,828,000	1,329
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	1,321
	Concord New Energy Group Ltd.	18,680,000	1,275
	Shanghai Belling Co. Ltd. Class A	176,800	1,274
	PAX Global Technology Ltd.	1,920,062	1,272
	Sichuan Development Lomon Co. Ltd. Class A	472,000	1,255
	Yuexiu Transport Infrastructure Ltd.	2,544,000	1,249
*	Shanghai MicroPort MedBot Group Co. Ltd.	1,129,000	1,247
	COFCO Capital Holdings Co. Ltd. Class A	402,600	1,223
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	1,202
*	Newborn Town Inc.	2,472,685	1,202
[1]	Sunac Services Holdings Ltd.	4,746,000	1,176
*	FIH Mobile Ltd.	10,060,000	1,159
	Wasion Holdings Ltd.	1,532,000	1,159
	Sihuan Pharmaceutical Holdings Group Ltd.	12,363,000	1,159
*	Fenbi Ltd.	3,467,500	1,157
*	Lifan Technology Group Co. Ltd. Class A	1,087,800	1,154
	China Shineway Pharmaceutical Group Ltd.	972,343	1,153
	Lonking Holdings Ltd.	5,911,313	1,138
*	Sohu.com Ltd. ADR	80,704	1,137
	Yuexiu REIT	8,497,013	1,135
*	Jilin Yatai Group Co. Ltd. Class A	3,565,800	1,113
	Xiamen Amoytop Biotech Co. Ltd. Class A	99,938	1,086
*	Guangzhou R&F Properties Co. Ltd. Class H	5,419,600	1,074
*,1	Alphamab Oncology	2,204,000	1,061
*,1	Haichang Ocean Park Holdings Ltd.	11,420,000	1,056
	Chervon Holdings Ltd.	397,600	1,047
	Qingdao Sentury Tire Co. Ltd. Class A	270,340	1,046
	West China Cement Ltd.	6,997,200	1,043
*	Yanlord Land Group Ltd.	1,972,787	1,040
	RoboTechnik Intelligent Technology Co. Ltd. Class A	36,200	1,037
	Tiangong International Co. Ltd.	4,480,000	1,034
	China Resources Medical Holdings Co. Ltd.	2,070,791	1,033
*	Vantone Neo Development Group Co. Ltd. Class A	503,000	1,028
79

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	A-Living Smart City Services Co. Ltd.	2,512,290	1,015
	CGN New Energy Holdings Co. Ltd.	3,432,720	1,014
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	342,700	1,013
	Sichuan Expressway Co. Ltd. Class H	2,486,000	1,011
	China Modern Dairy Holdings Ltd.	9,624,000	1,010
	First Tractor Co. Ltd. Class H	1,128,954	1,009
	DBG Technology Co. Ltd. Class A	193,060	1,000
	AIMA Technology Group Co. Ltd. Class A	203,835	993
	Qilu Bank Co. Ltd. Class A	1,293,331	982
*,3	Adicon Holdings Ltd.	1,185,356	973
*	Hubei Dinglong Co. Ltd. Class A	255,412	969
*	Kingsoft Cloud Holdings Ltd.	5,030,275	965
*	Hainan Meilan International Airport Co. Ltd. Class H	800,000	958
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,262,700	955
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,573,100	941
	BOE Varitronix Ltd.	1,310,065	926
*	Agile Group Holdings Ltd.	7,764,000	926
*	Shengyi Electronics Co. Ltd. Class A	186,201	910
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	434,700	906
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	507,700	898
	Sinofert Holdings Ltd.	5,978,000	891
*,1	Js Global Lifestyle Co. Ltd.	4,412,000	888
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	151,215	886
	Shui On Land Ltd.	9,636,500	881
	Chengdu Hi-tech Development Co. Ltd. Class A	87,300	878
*	Biwin Storage Technology Co. Ltd. Class A	100,260	877
*	Yeahka Ltd.	614,800	873
*,1	Yidu Tech Inc.	1,895,700	873
*,2	Untrade.China Dili	10,268,897	872
	State Grid Information & Communication Co. Ltd. Class A	303,100	869
*	Canaan Inc. ADR	744,335	863
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	452,300	858
	Harbin Electric Co. Ltd. Class H	2,575,813	852
	Henan Pinggao Electric Co. Ltd. Class A	332,900	852
*	Q Technology Group Co. Ltd.	1,295,000	847
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	39,515	847
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	143,500	846
	China Hainan Rubber Industry Group Co. Ltd. Class A	1,015,500	840
[1]	Asiainfo Technologies Ltd.	1,267,200	836
	Digital China Group Co. Ltd. Class A	168,800	835
	China Foods Ltd.	2,590,000	832
[1]	AK Medical Holdings Ltd.	1,354,000	832
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	261,700	830
	Hangcha Group Co. Ltd. Class A	332,425	824
	Shenzhen Sunlord Electronics Co. Ltd. Class A	197,988	822
*	Beijing Compass Technology Development Co. Ltd. Class A	56,800	819
*,3	Zhihu Inc. ADR	229,277	819
*,1,2	Venus MedTech Hangzhou Inc. Class H	1,132,000	818
	Zhejiang Cfmoto Power Co. Ltd. Class A	36,800	817
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,665,900	817
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	115,700	815
	Shenzhen Envicool Technology Co. Ltd. Class A	176,760	804
*	Nations Technologies Inc. Class A	142,300	796
*	QuantumCTek Co. Ltd. Class A	22,018	787
	INESA Intelligent Tech Inc. Class B	1,253,106	773
	Huangshan Tourism Development Co. Ltd. Class B	1,040,415	766
	Andon Health Co. Ltd. Class A	117,191	765
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	95,200	759
	China Lilang Ltd.	1,535,000	758
	Geovis Technology Co. Ltd. Class A	130,026	757
*	Wuhan P&S Information Technology Co. Ltd. Class A	408,600	756
*	China First Heavy Industries Co. Ltd. Class A	1,679,500	753
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	229,800	752
	Kangji Medical Holdings Ltd.	1,008,500	751
*	COL Group Co. Ltd. Class A	178,400	751
	Xinyi Energy Holdings Ltd.	6,598,200	747
	Health & Happiness H&H International Holdings Ltd.	568,000	746
[1]	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	740
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	100,930	736
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	731
80

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	SOHO China Ltd.	7,829,542	724
[1]	Linklogis Inc. Class B	3,336,500	722
	Venustech Group Inc. Class A	289,500	721
	China Coal Xinji Energy Co. Ltd. Class A	631,820	721
*	CPMC Holdings Ltd.	824,000	719
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	32,805	711
	Citic Offshore Helicopter Co. Ltd. Class A	191,300	710
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	152,100	706
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	704
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	701
[1]	China New Higher Education Group Ltd.	3,025,000	696
	Yusys Technologies Co. Ltd. Class A	193,680	696
	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	692
[1]	Medlive Technology Co. Ltd.	636,000	692
	Sineng Electric Co. Ltd. Class A	107,761	691
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	239,100	690
	Shenzhen Megmeet Electrical Co. Ltd. Class A	108,150	689
	Grandblue Environment Co. Ltd. Class A	219,972	683
	Wuhan DR Laser Technology Corp. Ltd. Class A	61,824	681
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	520,243	678
	Infore Environment Technology Group Co. Ltd. Class A	997,565	677
	Tian Lun Gas Holdings Ltd.	1,549,400	675
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,055,100	675
	Eastern Communications Co. Ltd. Class A	379,700	672
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	395,942	670
*	Golden Solar New Energy Technology Holdings Ltd.	2,111,474	669
	Gansu Qilianshan Cement Group Co. Ltd. Class A	491,500	668
	Willfar Information Technology Co. Ltd. Class A	119,825	668
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	247,700	667
	Guangdong Hongda Blasting Co. Ltd. Class A	188,274	666
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	147,700	664
	Jiayou International Logistics Co. Ltd. Class A	236,700	661
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	419,300	660
	Zhuhai CosMX Battery Co. Ltd. Class A	261,152	660
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,086,459	658
	China Railway Materials Co. Class A	1,672,334	657
	Nanjing Gaoke Co. Ltd. Class A	615,000	654
*	Hwa Create Co. Ltd. Class A	164,500	651
	Wuhan Jingce Electronic Group Co. Ltd. Class A	74,192	640
	Sinotruk Jinan Truck Co. Ltd. Class A	270,660	639
*,1,3	AInnovation Technology Group Co. Ltd.	942,100	632
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	277,293	630
	Shanghai Haohai Biological Technology Co. Ltd. Class A	68,348	628
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	880,505	626
	Wuhu Token Science Co. Ltd. Class A	609,410	624
	Red Avenue New Materials Group Co. Ltd. Class A	133,000	623
*	Shanghai DZH Ltd. Class A	497,100	619
*	Jinke Smart Services Group Co. Ltd. Class H	636,000	619
	Olympic Circuit Technology Co. Ltd. Class A	149,400	618
	CETC Digital Technology Co. Ltd. Class A	182,050	617
	First Tractor Co. Ltd. Class A	287,300	613
*	Bohai Leasing Co. Ltd. Class A	1,305,500	612
*	Gree Real Estate Co. Ltd. Class A	605,435	612
	Jilin Electric Power Co. Ltd. Class A	711,864	611
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	97,747	610
	China Railway Construction Heavy Industry Corp. Ltd. Class A	965,060	605
*,1,3	Ocumension Therapeutics	836,000	604
	Sharetronic Data Technology Co. Ltd. Class A	59,000	604
	Sichuan Expressway Co. Ltd. Class A	774,311	603
	Wuxi Taiji Industry Co. Ltd. Class A	541,068	603
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	600
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	442,072	600
	Jiangsu Shagang Co. Ltd. Class A	659,600	598
	Shenzhen Yinghe Technology Co. Ltd. Class A	180,196	597
	Beijing BDStar Navigation Co. Ltd. Class A	149,459	595
*	Shenyang Machine Tool Co. Ltd. Class A	489,500	595
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	300,800	595
	China Wafer Level Csp Co. Class A	150,720	594
	Shanghai Zhonggu Logistics Co. Ltd. Class A	511,192	594
*	Sichuan Hongda Co. Ltd. Class A	486,000	592
81

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tongyu Heavy Industry Co. Ltd. Class A	1,418,300	591
	Espressif Systems Shanghai Co. Ltd. Class A	33,278	591
	China Automotive Engineering Research Institute Co. Ltd. Class A	235,900	589
	Shenzhen Leaguer Co. Ltd. Class A	394,400	588
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	570,200	585
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	580
	Shanghai Huafon Aluminium Corp. Class A	252,200	578
	China Petroleum Engineering Corp. Class A	1,148,900	577
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	338,200	576
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	183,063	576
*	Founder Technology Group Corp. Class A	988,900	576
*	Visionox Technology Inc. Class A	429,200	575
*	CETC Chips Technology Inc. Class A	270,800	574
	Hainan Haide Capital Management Co. Ltd. Class A	484,398	573
	Risen Energy Co. Ltd. Class A	279,000	565
	China Kings Resources Group Co. Ltd. Class A	153,571	565
	Kingsemi Co. Ltd. Class A	46,107	565
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	941,500	564
	CETC Potevio Science&Technology Co. Ltd. Class A	162,300	563
	Sichuan Huafeng Technology Co. Ltd. Class A	106,087	561
	YGSOFT Inc. Class A	625,642	560
	Ningbo Boway Alloy Material Co. Ltd. Class A	202,300	559
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	185,000	557
	Jiangxi Jovo Energy Co. Ltd. Class A	150,000	557
*	Shenzhen Mason Technologies Co. Ltd. Class A	203,100	557
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	555
*	Genimous Technology Co. Ltd. Class A	339,100	554
	Shanghai Chinafortune Co. Ltd. Class A	253,200	553
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	552
	IKD Co. Ltd. Class A	255,200	551
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	181,600	548
	Sai Micro Electronics Inc. Class A	197,300	544
	INESA Intelligent Tech Inc. Class A	256,600	544
*	Nanjing Tanker Corp. Class A	1,141,600	544
	Konfoong Materials International Co. Ltd. Class A	57,300	543
	Electric Connector Technology Co. Ltd. Class A	86,000	542
	Sichuan Hexie Shuangma Co. Ltd. Class A	208,000	542
	Arctech Solar Holding Co. Ltd. Class A	45,273	542
	Neway Valve Suzhou Co. Ltd. Class A	173,500	541
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	539
	Edifier Technology Co. Ltd. Class A	254,800	538
	Hexing Electrical Co. Ltd. Class A	99,062	538
	China Yongda Automobiles Services Holdings Ltd.	2,601,000	537
	Foryou Corp. Class A	128,600	537
*	China Reform Health Management and Services Group Co. Ltd. Class A	261,500	536
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	116,800	534
	Sonoscape Medical Corp. Class A	106,400	533
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	222,700	532
*	Roshow Technology Co. Ltd. Class A	566,500	531
	Beijing eGOVA Co. Ltd. Class A	183,673	530
*	Shandong Iron and Steel Co. Ltd. Class A	2,437,800	529
	Huaming Power Equipment Co. Ltd. Class A	219,700	529
	Dongfang Electronics Co. Ltd. Class A	326,200	527
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	54,700	526
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	712,328	524
	Shannon Semiconductor Technology Co. Ltd. Class A	109,800	523
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	37,839	522
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	242,600	522
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	521
	Shenzhen Sunline Tech Co. Ltd. Class A	204,000	519
	Hainan Jinpan Smart Technology Co. Ltd. Class A	106,046	519
	Dajin Heavy Industry Co. Ltd. Class A	155,900	518
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	56,800	517
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	513
	Dazhong Mining Co. Ltd.	430,288	512
	Yankershop Food Co. Ltd. Class A	72,450	511
	Shenzhen Topband Co. Ltd. Class A	312,800	510
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	67,700	510
	XGD Inc. Class A	131,300	508
	Shenzhen CECport Technologies Co. Ltd. Class A	179,400	508
82

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	504
	Bank of Lanzhou Co. Ltd. Class A	1,440,400	504
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	186,295	502
	Beijing Sifang Automation Co. Ltd. Class A	196,900	502
	GCL Energy Technology Co. Ltd. Class A	437,000	500
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	499
	Jiangzhong Pharmaceutical Co. Ltd. Class A	168,300	498
	China National Gold Group Gold Jewellery Co. Ltd. Class A	400,700	498
	North Copper Co. Ltd. Class A	390,600	498
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	269,300	495
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	265,200	494
	Arcsoft Corp. Ltd. Class A	100,784	493
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	492
	Zhejiang Yinlun Machinery Co. Ltd. Class A	184,900	492
	Fibocom Wireless Inc. Class A	212,395	489
	TRS Information Technology Corp. Ltd. Class A	204,300	489
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	415,740	488
	Castech Inc. Class A	111,540	487
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	55,854	486
	Huada Automotive Technology Corp. Ltd. Class A	108,100	486
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	485
	Gansu Energy Chemical Co. Ltd. Class A	1,264,300	485
*	Dada Nexus Ltd. ADR	289,946	484
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	28,697	483
	Guotai Epoint Software Co. Ltd. Class A	92,101	483
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	70,903	482
	Skyverse Technology Co. Ltd. Class A	48,523	482
	Hangjin Technology Co. Ltd. Class A	189,703	481
	Guangdong Advertising Group Co. Ltd. Class A	517,100	481
	Shantui Construction Machinery Co. Ltd. Class A	382,600	480
	Guangdong Aofei Data Technology Co. Ltd. Class A	269,531	479
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	478
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	255,591	478
*	Gosuncn Technology Group Co. Ltd. Class A	607,000	478
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	89,960	477
*,1	Microport Cardioflow Medtech Corp.	5,134,000	476
*	Chongqing Iron & Steel Co. Ltd. Class A	1,933,767	474
	Tibet Mineral Development Co. Class A	153,400	473
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	94,286	473
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	471
*	CITIC Guoan Information Industry Co. Ltd. Class A	894,900	470
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	469
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	335,900	469
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	152,100	469
	Guangdong Construction Engineering Group Co. Ltd. Class A	879,100	468
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	47,345	468
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	467
	Xiamen Kingdomway Group Co. Class A	202,433	466
	Winall Hi-Tech Seed Co. Ltd. Class A	242,550	466
	Beijing Balance Medical Technology Co. Ltd. Class A	27,710	466
	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	463
*	Fulin Precision Co. Ltd. Class A	256,500	463
	Sinofibers Technology Co. Ltd. Class A	105,800	461
	Xiamen Bank Co. Ltd. Class A	629,468	461
	China South City Holdings Ltd.	16,108,000	460
	Advanced Fiber Resources Zhuhai Ltd. Class A	63,790	457
[1]	China East Education Holdings Ltd.	1,241,500	456
	Fujian Longking Co. Ltd. Class A	240,600	456
*	CMGE Technology Group Ltd.	4,511,200	455
	Archermind Technology Nanjing Co. Ltd. Class A	49,530	455
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	248,800	453
	Fangda Special Steel Technology Co. Ltd. Class A	731,788	453
	Wuxi NCE Power Co. Ltd. Class A	90,003	453
	Xinhuanet Co. Ltd. Class A	134,400	452
	Xiamen King Long Motor Group Co. Ltd. Class A	219,200	451
*	Harbin Pharmaceutical Group Co. Ltd. Class A	803,675	448
	Hangzhou EZVIZ Network Co. Ltd. Class A	102,272	448
	Advanced Technology & Materials Co. Ltd. Class A	293,200	447
	Biem.L.Fdlkk Garment Co. Ltd. Class A	161,780	446
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	446
83

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	137,662	446
	Kidswant Children Products Co. Ltd. Class A	282,900	444
*	Sensteed Hi-tech Group Class A	2,203,200	443
	Hainan Strait Shipping Co. Ltd. Class A	532,050	442
	Innuovo Technology Co. Ltd. Class A	420,100	442
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	440
	Sinocare Inc. Class A	120,400	440
	Kehua Data Co. Ltd. Class A	118,200	440
*,1	Arrail Group Ltd.	1,042,000	440
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	438
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	438
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	431,900	438
*	Anhui Tatfook Technology Co. Ltd. Class A	183,484	437
	Guizhou Chanhen Chemical Corp. Class A	146,200	437
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	81,900	437
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	436
	Quectel Wireless Solutions Co. Ltd. Class A	59,113	435
	Wasu Media Holding Co. Ltd. Class A	415,037	435
*	Sinocelltech Group Ltd. Class A	81,314	435
*	Beijing Haixin Energy Technology Co. Ltd. Class A	769,000	433
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	65,300	433
	Shenzhen Hello Tech Energy Co. Ltd. Class A	36,495	431
	Anhui Heli Co. Ltd. Class A	170,600	431
*	Zotye Automobile Co. Ltd. Class A	1,254,600	430
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	47,934	429
*	Henan Zhongfu Industry Co. Ltd. Class A	1,048,400	428
*,1	Mobvista Inc.	1,649,000	426
*	RongFa Nuclear Equipment Co. Ltd. Class A	595,600	426
	Wuhan East Lake High Technology Group Co. Ltd. Class A	237,300	426
	POCO Holding Co. Ltd. Class A	64,700	425
	Triumph Science & Technology Co. Ltd. Class A	226,100	424
	FESCO Group Co. Ltd. Class A	147,800	423
	Mehow Innovative Ltd. Class A	93,200	423
	Shenzhen FRD Science & Technology Co. Ltd. Class A	142,443	422
*	Client Service International Inc. Class A	117,300	422
[2]	Ningbo Xusheng Group Co. Ltd. Class A	233,790	421
	Gaona Aero Material Co. Ltd. Class A	173,920	420
	Shanghai Yaoji Technology Co. Ltd. Class A	112,000	420
*	Xian International Medical Investment Co. Ltd. Class A	550,200	420
	Fujian Boss Software Development Co. Ltd. Class A	175,800	420
	Sichuan Injet Electric Co. Ltd. Class A	59,300	420
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	43,384	420
*	TPV Technology Co. Ltd. Class A	1,048,200	419
*	Sino-Ocean Group Holding Ltd.	9,720,000	418
*	Jushri Technologies Inc. Class A	141,700	418
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	226,900	417
	Guangdong Provincial Expressway Development Co. Ltd. Class A	275,759	417
	Yunnan Energy Investment Co. Ltd. Class A	232,500	416
	Changjiang Publishing & Media Co. Ltd. Class A	356,000	416
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	415
	PCI Technology Group Co. Ltd. Class A	600,000	413
	Wuxi Rural Commercial Bank Co. Ltd. Class A	514,700	411
	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	410
	China Meidong Auto Holdings Ltd.	1,418,000	409
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	356,704	408
	B-Soft Co. Ltd. Class A	513,630	408
	Wondershare Technology Group Co. Ltd. Class A	47,405	408
	China Tungsten And Hightech Materials Co. Ltd. Class A	302,120	408
	PNC Process Systems Co. Ltd. Class A	111,240	408
	Henan Lingrui Pharmaceutical Co. Class A	135,400	408
	Sanwei Holding Group Co. Ltd. Class A	226,026	407
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	679,200	407
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	406
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	128,400	406
	New Guomai Digital Culture Co. Ltd. Class A	211,900	404
	Giantec Semiconductor Corp. Class A	47,532	403
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	61,880	403
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	402
	MLS Co. Ltd. Class A	333,000	402
	Jiangxi Hongcheng Environment Co. Ltd. Class A	301,800	402
84

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tibet Urban Development and Investment Co. Ltd. Class A	218,600	401
	JSTI Group Class A	201,500	400
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	400
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	400
	China Tianying Inc. Class A	577,300	399
	KPC Pharmaceuticals Inc. Class A	186,800	399
	China Railway Special Cargo Logistics Co. Ltd. Class A	674,800	399
	Loncin Motor Co. Ltd. Class A	346,700	398
	Shanghai Highly Group Co. Ltd. Class A	247,400	398
	Guangzhou Restaurant Group Co. Ltd. Class A	176,060	397
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	397
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	396
	CQ Pharmaceutical Holding Co. Ltd. Class A	513,500	396
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	298,100	396
	Beijing Haohua Energy Resource Co. Ltd. Class A	330,200	396
*	CICT Mobile Communication Technology Co. Ltd. Class A	431,973	396
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	434,900	395
	China CAMC Engineering Co. Ltd. Class A	349,700	394
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	251,700	394
	Shinva Medical Instrument Co. Ltd. Class A	161,460	393
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	102,600	393
	Sumec Corp. Ltd. Class A	309,800	393
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	392
	Xinxiang Richful Lube Additive Co. Ltd. Class A	64,600	392
	Xinjiang Joinworld Co. Ltd. Class A	379,300	392
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	33,800	392
[3]	Helens International Holdings Co. Ltd.	1,329,500	391
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	159,400	390
*	Zhewen Interactive Group Co. Ltd. Class A	498,200	390
*	Dosilicon Co. Ltd. Class A	113,935	390
	XTC New Energy Materials Xiamen Co. Ltd. Class A	76,703	390
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	105,120	388
	Guomai Technologies Inc. Class A	328,700	386
	China Bester Group Telecom Co. Ltd. Class A	107,900	386
	Changzhou Qianhong Biopharma Co. Ltd. Class A	431,800	386
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	27,572	386
	Qingdao East Steel Tower Stock Co. Ltd. Class A	393,200	386
*	Sun Create Electronics Co. Ltd. Class A	91,500	384
	Shanghai Haixin Group Co. Class B	1,321,500	383
*	Wutong Holding Group Co. Ltd. Class A	460,000	383
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	98,900	383
	Grinm Advanced Materials Co. Ltd. Class A	237,500	383
	Amoy Diagnostics Co. Ltd. Class A	112,420	382
	Hand Enterprise Solutions Co. Ltd. Class A	287,200	382
*	Shanghai Anlogic Infotech Co. Ltd. Class A	95,223	382
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	381
	Nanjing Vazyme Biotech Co. Ltd. Class A	113,932	381
*	Shanghai Milkground Food Tech Co. Ltd. Class A	166,300	380
	Beijing SuperMap Software Co. Ltd. Class A	138,500	379
	Baowu Magnesium Technology Co. Ltd. Class A	265,300	379
	China Science Publishing & Media Ltd. Class A	126,700	379
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	115,200	377
	Xi'an Bright Laser Technologies Co. Ltd. Class A	59,018	376
	Beijing CTJ Information Technology Co. Ltd. Class A	88,543	376
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	375
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	375
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	375
	Shandong Yulong Gold Co. Ltd. Class A	215,400	375
	Servyou Software Group Co. Ltd. Class A	92,200	375
	Southern Publishing & Media Co. Ltd. Class A	192,100	375
	Jiangxi Ganyue Expressway Co. Ltd. Class A	519,100	375
	FAWER Automotive Parts Co. Ltd. Class A	500,400	372
*	China Kepei Education Group Ltd.	2,262,000	372
*,2	Tianjin Trolia Information Technology Co. Ltd. Class A	848,300	372
	Estun Automation Co. Ltd. Class A (XSEC)	174,400	371
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	181,800	371
	Beijing GeoEnviron Engineering & Technology Inc. Class A	499,126	371
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	161,900	371
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	369
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	368
85

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	279,400	368
*	Orient Group Inc. Class A	774,900	368
[1]	Midea Real Estate Holding Ltd.	857,200	367
	Liaoning Chengda Biotechnology Co. Ltd. Class A	95,573	367
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	366
*	Toyou Feiji Electronics Co. Ltd. Class A	140,900	366
	Guocheng Mining Co. Ltd. Class A	217,475	365
	Ningbo Yongxin Optics Co. Ltd. Class A	29,600	365
	Sinosteel Engineering & Technology Co. Ltd. Class A	398,900	364
	Norinco International Cooperation Ltd. Class A	251,860	364
*	Primarius Technologies Co. Ltd. Class A	128,997	364
*	Hefei Chipmore Technology Co. Ltd. Class A	202,855	364
*	Beijing Tongtech Co. Ltd. Class A	152,460	363
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	255,400	363
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	103,300	362
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	144,600	362
	Beibuwan Port Co. Ltd. Class A	320,019	361
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	215,200	361
*	JoulWatt Technology Co. Ltd. Class A	100,506	361
	Explosive Co. Ltd. Class A	207,600	360
*	Shandong Hi-Speed New Energy Group Ltd.	1,843,600	359
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	358
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	358
*	UTour Group Co. Ltd. Class A	328,200	358
	Chengdu RML Technology Co. Ltd. Class A	42,973	358
	JS Corrugating Machinery Co. Ltd. Class A	155,700	358
	Wuxi Boton Technology Co. Ltd. Class A	133,700	357
	Guobang Pharma Ltd. Class A	129,698	357
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	175,270	356
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	356
	Shenzhen YHLO Biotech Co. Ltd. Class A	140,150	356
	Qianhe Condiment and Food Co. Ltd. Class A	205,042	355
*	China Harzone Industry Corp. Ltd. Class A	264,900	354
*,3	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	354
	Shanghai Runda Medical Technology Co. Ltd. Class A	148,300	354
	Focus Technology Co. Ltd. Class A	84,200	354
	CIG Shanghai Co. Ltd. Class A	68,100	354
	NYOCOR Co. Ltd. Class A	440,200	353
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	51,750	353
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	308,900	353
	China Publishing & Media Co. Ltd. Class A	365,700	352
	Sino Biological Inc. Class A	36,983	350
*	New Journey Health Technology Group Co. Ltd. Class A	970,100	350
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	349
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	126,297	349
	Jack Technology Co. Ltd. Class A	85,100	349
	Weaver Network Technology Co. Ltd. Class A	59,000	348
	Jiangsu Azure Corp. Class A	266,900	348
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	347
	China Sports Industry Group Co. Ltd. Class A	301,400	347
*	COFCO Biotechnology Co. Ltd. Class A	422,423	346
	Windey Energy Technology Group Co. Ltd. Class A	182,832	346
*	NSFOCUS Technologies Group Co. Ltd. Class A	262,500	345
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	345
	Yuanjie Semiconductor Technology Co. Ltd. Class A	15,761	345
*	Greatoo Intelligent Equipment Inc. Class A	670,700	344
	Kailuan Energy Chemical Co. Ltd. Class A	361,600	344
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	180,100	344
	Luoniushan Co. Ltd. Class A	395,201	342
	Beijing Strong Biotechnologies Inc. Class A	176,600	342
	Zhejiang Chengchang Technology Co. Ltd. Class A	55,766	342
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,313,000	342
	Zhejiang Huatie Emergency Equipment Science and Technology Co. Ltd. Class A	447,300	342
	Xinyu Iron & Steel Co. Ltd. Class A	636,863	341
*	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	341
	Jinko Power Technology Co. Ltd. Class A	761,000	341
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	340
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	340
	Chongqing Chuanyi Automation Co. Ltd. Class A	116,740	340
*	Tibet Tianlu Co. Ltd. Class A	371,100	339
86

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	396,300	339
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	337
	Yotrio Group Co. Ltd. Class A	750,400	337
	Hualan Biological Bacterin Inc. Class A	124,700	337
	Hangzhou Sunrise Technology Co. Ltd. Class A	140,900	337
	HUYA Inc. ADR	97,185	336
	Zhejiang Wanma Co. Ltd. Class A	304,500	336
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	776,700	336
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	335
*	Youdao Inc. ADR	65,394	335
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	335
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	266,700	335
	Linktel Technologies Co. Ltd. Class A	30,800	335
	Shenzhen Desay Battery Technology Co. Class A	94,425	334
	Xianhe Co. Ltd. Class A	127,300	334
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	159,792	333
	China Conch Environment Protection Holdings Ltd.	3,090,415	333
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	121,500	333
*	Shenzhen Baoming Technology Co. Ltd. Class A	43,000	333
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	61,300	333
	Sumavision Technologies Co. Ltd. Class A	393,700	332
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	331
	Fujian Star-net Communication Co. Ltd. Class A	134,100	330
	Chengzhi Co. Ltd. Class A	293,300	330
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	81,033	330
*	Shenyang Jinbei Automotive Co. Ltd. Class A	398,600	330
	Beijing Wandong Medical Technology Co. Ltd. Class A	164,700	330
	Bank of Chongqing Co. Ltd. Class A	276,139	329
	Jingjin Equipment Inc. Class A	129,689	329
	TDG Holdings Co. Ltd. Class A	301,800	329
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	450,498	329
*	Huatu Cendes Co. Ltd. Class A	31,100	329
*	5I5J Holding Group Co. Ltd. Class A	655,800	328
	China Railway Tielong Container Logistics Co. Ltd. Class A	380,400	328
*	China Union Holdings Ltd. Class A	498,200	328
	Shengda Resources Co. Ltd. Class A	157,300	327
	Semitronix Corp. Class A	41,300	327
	Sichuan EM Technology Co. Ltd. Class A	271,899	327
	PhiChem Corp. Class A	147,800	326
	Jinlei Technology Co. Ltd. Class A	93,100	326
	Kunshan Dongwei Technology Co. Ltd. Class A	83,020	326
	ZhongMan Petroleum and Natural Gas Group Corp. Ltd. Class A	109,900	326
	Tibet Huayu Mining Co. Ltd. Class A	174,600	326
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	325
	Northeast Pharmaceutical Group Co. Ltd. Class A	458,300	325
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	325
	Jiangxi Ganneng Co. Ltd. Class A	260,624	325
	Chengdu Kanghua Biological Products Co. Ltd. Class A	38,200	324
	Sinomach Automobile Co. Ltd. Class A	359,600	324
	Shanghai Pret Composites Co. Ltd. Class A	273,164	323
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	323
	Mesnac Co. Ltd. Class A	292,900	323
	Shandong Lukang Pharma Class A	275,900	323
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	40,038	321
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	159,400	321
	Sichuan Haite High-tech Co. Ltd. Class A	190,200	319
*	Kunming Yunnei Power Co. Ltd. Class A	639,900	318
*	Antong Holdings Co. Ltd. Class A	818,548	318
	Shenzhen Hopewind Electric Co. Ltd. Class A	123,294	318
*	C*Core Technology Co. Ltd. Class A	105,976	318
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	317
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	134,300	317
*	Bio-Thera Solutions Ltd. Class A	96,767	315
	Zhejiang Hangmin Co. Ltd. Class A	303,300	314
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	300,000	314
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	272,400	314
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	313
	Bright Real Estate Group Co. Ltd. Class A	734,600	313
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	97,129	313
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	312
87

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Guangxi Energy Co. Ltd. Class A	422,200	312
	Jiangsu Huaxicun Co. Ltd. Class A	279,500	311
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	411,200	311
*	Beijing VRV Software Corp. Ltd. Class A	348,300	310
	Shanghai AtHub Co. Ltd. Class A	133,588	310
	Nanjing Cosmos Chemical Co. Ltd. Class A	83,600	310
	Top Energy Co. Ltd. Shanxi Class A	331,200	310
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	164,300	309
*	Guoguang Electric Co. Ltd. Class A	166,000	309
	Shanghai Datun Energy Resources Co. Ltd. Class A	169,000	309
*	Geo-Jade Petroleum Corp. Class A	899,900	309
	Kuangda Technology Group Co. Ltd. Class A	395,000	308
	Sino Wealth Electronic Ltd. Class A	85,129	307
*	Anhui Golden Seed Winery Co. Ltd. Class A	171,200	307
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	307
	Zhejiang Jingu Co. Ltd. Class A	185,200	306
	Zhongmin Energy Co. Ltd. Class A	355,500	306
	Changzhou Fusion New Material Co. Ltd. Class A	42,246	306
	Guangzhou Guangri Stock Co. Ltd. Class A	167,400	306
	Sunyard Technology Co. Ltd. Class A	156,800	306
	Vats Liquor Chain Store Management JSC Ltd. Class A	128,600	305
	Suplet Power Co. Ltd. Class A	161,388	305
	Shenzhen Topway Video Communication Co. Ltd. Class A	231,400	305
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	428,600	304
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	327,600	303
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	178,200	301
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	300
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	143,100	299
	Innovation New Material Technology Co. Ltd. Class A	512,800	299
*	INKON Life Technology Co. Ltd. Class A	206,800	298
*	Shenzhen Clou Electronics Co. Ltd. Class A	497,800	298
	Central China Land Media Co. Ltd. Class A	196,000	298
	Chengdu Guoguang Electric Co. Ltd. Class A	32,444	298
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	297
*,2	Shanghai Bright Power Semiconductor Co. Ltd. Class A	20,718	297
	Shenzhen Textile Holdings Co. Ltd. Class A	153,300	297
*	Western Region Gold Co. Ltd. Class A	161,167	296
*	China Express Airlines Co. Ltd. Class A	265,800	296
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	406,000	296
	Huadian Heavy Industries Co. Ltd. Class A	351,500	296
*	VanJee Technology Co. Ltd. Class A	53,100	295
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	295
	Unilumin Group Co. Ltd. Class A	293,000	294
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	294
*	Konka Group Co. Ltd. Class A	295,400	293
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	293
	Emei Shan Tourism Co. Ltd. Class A	157,500	293
	Ningxia Building Materials Group Co. Ltd. Class A	142,700	292
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	311,013	291
	Zhongtong Bus Co. Ltd. A Class A	183,400	291
*	Focused Photonics Hangzhou Inc. Class A	116,800	290
	Moon Environment Technology Co. Ltd. Class A	192,700	290
	ZWSOFT Co. Ltd. Guangzhou Class A	22,030	290
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	289
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	244,900	289
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	34,961	289
	Bmc Medical Co. Ltd. Class A	27,720	288
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	108,400	288
	Jiangsu Yunyi Electric Co. Ltd. Class A	248,700	288
	Shanghai Liangxin Electrical Co. Ltd. Class A	298,140	287
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	208,700	287
	Chongqing Road & Bridge Co. Ltd. Class A	294,700	287
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	286
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	286
	Appotronics Corp. Ltd. Class A	124,485	286
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	284
	Jiajiayue Group Co. Ltd. Class A	183,100	284
	Lushang Freda Pharmaceutical Co. Ltd. Class A	294,800	284
	Bros Eastern Co. Ltd. Class A	380,600	284
*	Hunan New Wellful Co. Ltd. Class A	315,000	284
88

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Guangdong Tapai Group Co. Ltd. Class A	256,400	283
	Xilinmen Furniture Co. Ltd. Class A	99,600	283
	Chengdu ALD Aviation Manufacturing Corp. Class A	110,554	283
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,700	283
*	Huayi Brothers Media Corp. Class A	700,800	283
	Suning Universal Co. Ltd. Class A	836,800	282
	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	282
	China CYTS Tours Holding Co. Ltd. Class A	198,000	282
	Motic Xiamen Electric Group Co. Ltd. Class A	70,200	282
*	Suzhou Jinfu Technology Co. Ltd. Class A	340,400	282
	Renhe Pharmacy Co. Ltd. Class A	346,200	281
	IReader Technology Co. Ltd. Class A	101,800	281
*	BOE HC SemiTek Corp.	317,800	280
*	YaGuang Technology Group Co. Ltd. Class A	274,900	279
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	279
	Zhongyuan Environment-Protection Co. Ltd. Class A	219,700	278
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	277
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	146,062	277
*	Cccg Real Estate Corp. Ltd. Class A	182,200	277
	Edan Instruments Inc. Class A	189,000	276
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	267,400	276
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	275
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	484,300	274
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	274
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	64,196	274
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	100,700	273
	Anhui Huaheng Biotechnology Co. Ltd. Class A	55,901	273
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	272
	Dashang Co. Ltd. Class A	106,260	271
	Jangho Group Co. Ltd. Class A	337,200	271
	Zhejiang Yasha Decoration Co. Ltd. Class A	485,100	270
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	270
	Henan Yuguang Gold & Lead Co. Ltd. Class A	278,100	270
	Changshu Tianyin Electromechanical Co. Ltd. Class A	99,600	270
	Beyondsoft Corp. Class A	140,900	270
	Guizhou Zhenhua E Chem Inc. Class A	162,395	269
	Qingdao Gaoce Technology Co. Ltd. Class A	138,875	268
*	Foshan Yowant Technology Co. Ltd. Class A	325,500	268
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	267
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	267
	Fujian Apex Software Co. Ltd. Class A	48,240	266
*,3	Jin Medical International Ltd.	133,044	266
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	265
	City Development Environment Co. Ltd. Class A	139,720	265
	Shanghai Baolong Automotive Corp. Class A	49,100	265
	Beijing North Star Co. Ltd. Class H	2,368,000	264
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	133,900	264
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	317,200	264
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	213,800	263
	Chow Tai Seng Jewellery Co. Ltd. Class A	165,350	262
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	307,400	262
	Changhong Meiling Co. Ltd. Class A	210,300	262
	Hainan Expressway Co. Ltd. Class A	312,300	262
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	95,500	261
	Lancy Co. Ltd. Class A	104,400	260
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	161,200	259
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	129,815	259
*	Hongbo Co. Ltd. Class A	122,800	259
	Foshan Electrical and Lighting Co. Ltd. Class A	326,800	258
	ApicHope Pharmaceutical Co. Ltd. Class A	119,100	258
	Shenzhen Xinyichang Technology Co. Ltd. Class A	32,659	258
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	258
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	257
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	257
	Shenzhen Properties & Resources Development Group Ltd. Class A	176,000	256
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	74,971	256
*	Jiangsu Lopal Tech Co. Ltd. Class A	184,592	255
	China Television Media Ltd. Class A	99,900	255
*	Shenzhen World Union Group Inc. Class A	679,900	253
	CTS International Logistics Corp. Ltd. Class A	291,080	253
89

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	109,000	252
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	252
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	251
*	China High Speed Railway Technology Co. Ltd. Class A	686,900	251
	Anhui Yingliu Electromechanical Co. Ltd. Class A	118,500	250
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	61,262	249
	Lingyun Industrial Corp. Ltd. Class A	195,500	248
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	247
	Dongfeng Electronic Technology Co. Ltd. Class A	174,100	247
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	203,900	247
	Foran Energy Group Co. Ltd. Class A	155,036	246
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	99,600	246
	DLG Exhibitions & Events Corp. Ltd. Class A	240,240	246
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	158,960	245
	EIT Environmental Development Group Co. Ltd. Class A	114,400	245
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	104,100	245
	North Electro-Optic Co. Ltd. Class A	151,500	245
*	Duolun Technology Corp. Ltd. Class A	215,200	245
	Orient International Enterprise Ltd. Class A	243,200	244
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	243
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	243
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	242
	Guizhou Tyre Co. Ltd. Class A	347,692	242
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	242,800	241
*	Nanfang Zhongjin Environment Co. Ltd. Class A	508,800	241
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	241
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	241
	HBIS Resources Co. Ltd. Class A	116,900	241
*	Guangdong Shaoneng Group Co. Ltd. Class A	406,700	240
*	Henan Ancai Hi-Tech Co. Ltd. Class A	305,100	239
	Realcan Pharmaceutical Group Co. Ltd. Class A	545,800	238
	Guangdong Vanward New Electric Co. Ltd. Class A	180,100	238
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	278,900	238
	Riyue Heavy Industry Co. Ltd. Class A	129,000	237
*	Nuode New Materials Co. Ltd. Class A	420,892	237
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	78,733	236
	Goldcard Smart Group Co. Ltd. Class A	121,300	236
	Shandong New Beiyang Information Technology Co. Ltd. Class A	235,300	233
	Shanghai Bright Meat Group Co. Ltd. Class A	239,591	233
	Zhende Medical Co. Ltd. Class A	71,800	233
	MYS Group Co. Ltd. Class A	500,000	231
	Rianlon Corp. Class A	59,700	231
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	112,400	231
*	HyUnion Holding Co. Ltd. Class A	247,800	230
*	CIMC Vehicles Group Co. Ltd. Class A	160,200	230
	Jiangsu Hongdou Industrial Co. Ltd. Class A	632,700	230
	Henan Zhongyuan Expressway Co. Ltd. Class A	405,000	228
	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	228
*	Lingyuan Iron & Steel Co. Ltd. Class A	818,100	228
	Shenma Industry Co. Ltd. Class A	230,400	228
	Hymson Laser Technology Group Co. Ltd. Class A	42,784	227
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	226
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	226
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	226
*	Piesat Information Technology Co. Ltd. Class A	72,798	226
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	225
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	225
*	Anyang Iron & Steel Inc. Class A	780,000	225
	Huangshan Novel Co. Ltd. Class A	154,900	225
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	60,400	224
	Jinhui Liquor Co. Ltd. Class A	77,400	223
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	223
	Haining China Leather Market Co. Ltd. Class A	410,200	223
	East China Engineering Science and Technology Co. Ltd. Class A	186,300	223
	Streamax Technology Co. Ltd. Class A	34,700	222
	Shenzhen Noposin Crop Science Co. Ltd. Class A	170,300	222
	Chengdu Bright Eye Hospital Co. Ltd. Class A	40,500	222
*	Yueyang Forest & Paper Co. Ltd. Class A	257,200	222
	YanTai Shuangta Food Co. Ltd. Class A	301,100	221
	Wushang Group Co. Ltd. Class A	188,173	221
90

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Shandong Dawn Polymer Co. Ltd. Class A	119,800	221
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	221
	Era Co. Ltd. Class A	348,100	220
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	220
	Henan Liliang Diamond Co. Ltd. Class A	54,900	220
	Sanquan Food Co. Ltd. Class A	142,674	219
	Bafang Electric Suzhou Co. Ltd. Class A	73,108	219
	Xiamen International Airport Co. Ltd. Class A	106,300	218
	Guangdong DFP New Material Group Co. Ltd. Class A	433,200	218
	Tungkong Inc. Class A	187,000	217
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	217
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	179,340	217
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	103,000	217
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	215
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	215
	Jade Bird Fire Co. Ltd. Class A	145,600	215
	KBC Corp. Ltd. Class A	60,870	215
	Ningbo Yunsheng Co. Ltd. Class A	219,500	215
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	51,700	215
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	214
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	214
	Wencan Group Co. Ltd. Class A	64,897	214
*	Great Chinasoft Technology Co. Ltd. Class A	235,100	214
*	Pengxin International Mining Co. Ltd. Class A	470,100	214
	Shanghai Baosteel Packaging Co. Ltd. Class A	293,800	214
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	213
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	213
	Hubei Chutian Smart Communication Co. Ltd. Class A	367,300	213
	Beijing Sanyuan Foods Co. Ltd. Class A	350,300	213
	Fujian Expressway Development Co. Ltd. Class A	433,000	211
	Zhuzhou Times New Material Technology Co. Ltd. Class A	120,900	210
*	JinJian Cereals Industry Co. Ltd. Class A	213,300	209
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	208
*	Beijing Watertek Information Technology Co. Ltd. Class A	357,400	207
	Three's Co. Media Group Co. Ltd. Class A	48,234	207
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	207
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	206
*	Datang Huayin Electric Power Co. Ltd. Class A	420,700	206
	Baoxiniao Holding Co. Ltd. Class A	356,800	205
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	62,100	204
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	183,600	204
	Daheng New Epoch Technology Inc. Class A	160,200	204
	Jiangsu General Science Technology Co. Ltd. Class A	286,500	204
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	203
*	Beijing Philisense Technology Co. Ltd. Class A	264,600	202
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	201
	Jiangsu Gian Tachnology Co. Ltd. Class A	32,700	200
	Xinzhi Group Co. Ltd. Class A	103,400	200
*	Shanghai Medicilon Inc. Class A	40,586	200
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	38,752	200
	Goldenmax International Group Ltd. Class A	166,100	196
*	Lier Chemical Co. Ltd. Class A	168,680	196
	Qiming Information Technology Co. Ltd. Class A	64,000	196
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	285,100	196
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	195
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	121,500	195
	Jinneng Science&Technology Co. Ltd. Class A	234,000	194
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	194
	Xiamen Xiangyu Co. Ltd. Class A	234,533	194
	Ningbo Zhenyu Technology Co. Ltd. Class A	19,994	194
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	113,940	192
	Changchun BCHT Biotechnology Co. Ltd. Class A	51,410	191
*	Beijing Thunisoft Corp. Ltd. Class A	130,800	190
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	180,700	190
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	189
	Shanghai Hile Bio-Technology Co. Ltd. Class A	177,800	189
*	Guangdong Guanghua Sci Tech Class A	100,900	188
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	188
*	Tangrenshen Group Co. Ltd. Class A	250,200	187
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	213,900	186
91

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Zhejiang Tiantie Industry Co. Ltd. Class A	263,094	184
	Luyang Energy-Saving Materials Co. Ltd.	109,666	183
	Bear Electric Appliance Co. Ltd. Class A	28,800	182
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	36,552	181
	Marssenger Kitchenware Co. Ltd. Class A	93,000	181
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	180
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	180
	Eastern Communications Co. Ltd. Class B	425,350	179
	Ligao Foods Co. Ltd. Class A	34,900	179
	Jiangsu Lianyungang Port Co. Ltd. Class A	327,800	179
*	CSG Smart Science&Technology Co. Ltd. Class A	149,700	178
	Hunan Aihua Group Co. Ltd. Class A	86,843	177
	Shandong Xiantan Co. Ltd. Class A	208,300	176
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	309,600	176
*	Huafu Fashion Co. Ltd. Class A	316,500	174
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	120,900	171
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	170
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	148,700	170
*	Sino GeoPhysical Co. Ltd. Class A	83,000	169
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	179,877	169
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	259,500	168
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	167
	Shenzhen Click Technology Co. Ltd. Class A	97,400	167
	Beijing Water Business Doctor Co. Ltd. Class A	221,500	167
*	Shanghai STEP Electric Corp. Class A	157,500	167
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	166
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	210,200	166
	ABA Chemicals Corp. Class A	133,500	166
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	114,100	164
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	125,300	164
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	141,893	163
*	Shenzhen Deren Electronic Co. Ltd. Class A	152,571	161
	Jiangsu Etern Co. Ltd. Class A	216,700	161
*	Wellhope Foods Co. Ltd. Class A	138,800	160
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	172,100	160
	Hangzhou Onechance Tech Corp. Class A	54,300	159
	Shandong Head Co. Ltd. Class A	80,800	159
*	Zhuhai Bojay Electronics Co. Ltd. Class A	38,900	158
	Jiang Su Suyan Jingshen Co. Ltd. Class A	99,600	158
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	156
	Black Peony Group Co. Ltd. Class A	228,740	156
*	Triumph New Energy Co. Ltd. Class A	102,500	156
*	AECC Aero Science and Technology Co. Ltd. Class A	53,600	156
	Truking Technology Ltd. Class A	148,900	155
	Top Resource Energy Co. Ltd. Class A	192,500	154
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	153
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	124,600	153
	Jinhong Gas Co. Ltd. Class A	56,282	151
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	159,200	149
*	China Aluminum International Engineering Corp. Ltd. Class A	214,500	148
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	148
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	59,900	148
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	154,200	147
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	147
*	Jishi Media Co. Ltd. Class A	515,000	147
*	Shaanxi Construction Machinery Co. Ltd. Class A	273,700	145
	Shunfa Hengye Corp. Class A	347,900	145
*	Hainan Haiyao Co. Ltd. Class A	195,300	144
*	Phenix Optical Co. Ltd. Class A	39,000	144
	Guodian Nanjing Automation Co. Ltd. Class A	137,040	144
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	391,700	143
	Insigma Technology Co. Ltd. Class A	143,200	143
*	Transwarp Technology Shanghai Co. Ltd. Class A	26,419	143
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	145,420	142
*	Sinodata Co. Ltd. Class A	51,500	142
*	Beijing Teamsun Technology Co. Ltd. Class A	170,500	141
	Beijing Aerospace Changfeng Co. Ltd. Class A	76,400	138
*	Merit Interactive Co. Ltd. Class A	61,100	137
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	137
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	120,900	137
92

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Digiwin Co. Ltd.	40,800	137
	Ningbo Cixing Co. Ltd. Class A	120,500	137
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	24,087	136
*	Fujian Snowman Co. Ltd. Class A	149,300	134
*	263 Network Communication Co. Ltd. Class A	221,800	133
*	Kingsignal Technology Co. Ltd. Class A	101,800	133
	Hongli Zhihui Group Co. Ltd. Class A	123,600	133
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	322,200	131
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	23,700	130
*	Lecron Industrial Development Group Co. Ltd. Class A	155,600	129
	Sunstone Development Co. Ltd. Class A	66,700	129
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	114,300	128
	Stanley Agricultural Group Co. Ltd. Class A	125,200	128
*	Baotailong New Materials Co. Ltd. Class A	389,800	127
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	222,400	127
*,1	CStone Pharmaceuticals	456,661	126
	Yechiu Metal Recycling China Ltd. Class A	338,900	126
*	Xinxiang Chemical Fiber Co. Ltd. Class A	239,300	125
	Shanghai Haixin Group Co. Class A	148,300	125
	CITIC Press Corp. Class A	28,800	124
	Shandong Bohui Paper Industrial Co. Ltd. Class A	191,658	124
	Center International Group Co. Ltd. Class A	83,000	124
	Guangdong Hybribio Biotech Co. Ltd. Class A	145,287	123
*	Delixi New Energy Technology Co. Ltd. Class A	51,100	123
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	123
	Tongyu Communication Inc. Class A	62,530	122
	Guangxi LiuYao Group Co. Ltd. Class A	47,600	121
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	42,400	121
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	91,500	121
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	238,880	120
*	ChangYuan Technology Group Ltd. Class A	147,400	120
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A (XSSC)	83,400	119
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	77,300	119
*	Beijing Join-Cheer Software Co. Ltd. Class A	129,600	119
	Shenzhen Topraysolar Co. Ltd. Class A	221,800	119
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	71,700	118
	Shenzhen Tellus Holding Co. Ltd. Class A	41,700	117
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	117
	Time Publishing and Media Co. Ltd. Class A	101,360	117
*	Minmetals Development Co. Ltd. Class A	109,546	117
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	145,400	116
*	Beijing Baination Pictures Co. Ltd. Class A	155,000	115
	Shenzhen Invt Electric Co. Ltd. Class A	120,500	115
	Jiangsu Yinhe Electronics Co. Ltd. Class A	130,800	115
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	223,000	114
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	147,100	114
*,1	Shimao Services Holdings Ltd.	899,000	113
*	Yijiahe Technology Co. Ltd. Class A	39,200	113
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	66,700	113
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	183,200	113
	Sanjiang Shopping Club Co. Ltd. Class A	75,100	112
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	264,600	112
*	Liaoning Energy Industry Co. Ltd. Class A	225,500	111
	Hubei Century Network Technology Co. Ltd. Class A	70,100	110
	Shenzhen Sinovatio Technology Co. Ltd. Class A	23,700	109
	Monalisa Group Co. Ltd. Class A	87,171	109
*	Beijing Global Safety Technology Co. Ltd. Class A	32,500	108
	Hanwei Electronics Group Corp. Class A	43,700	108
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	96,900	108
*	Hiconics Eco-energy Technology Co. Ltd. Class A	136,900	108
*	Suzhou Everbright Photonics Co. Ltd. Class A	16,811	108
	Cheng De Lolo Co. Ltd. Class A	87,100	106
	Vatti Corp. Ltd. Class A	94,800	105
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	105
	Toread Holdings Group Co. Ltd. Class A	87,800	105
*	Shandong Longda Meishi Co. Ltd. Class A	108,100	104
*	Ningxia Western Venture Industrial Co. Ltd. Class A	149,500	104
*	Beijing Sinohytec Co. Ltd. Class A	29,519	103
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	217,800	103
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,300	103
93

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Hanwang Technology Co. Ltd. Class A	36,200	103
	Shanxi Guoxin Energy Corp. Ltd. Class A	256,480	103
*	Tellhow Sci-Tech Co. Ltd. Class A	125,600	102
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	51,900	101
	Xiamen Jihong Technology Co. Ltd. Class A	56,800	101
	Shanghai Industrial Development Co. Ltd. Class A	192,700	100
	Sino-Platinum Metals Co. Ltd. Class A	50,263	100
	Jenkem Technology Co. Ltd. Class A	12,615	100
	Nanjing Pharmaceutical Co. Ltd. Class A	144,500	100
	Qingdao Citymedia Co. Ltd. Class A	100,000	100
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	21,400	99
	Shanxi Coking Co. Ltd. Class A	165,100	97
*	Zhejiang Tony Electronic Co. Ltd. Class A	32,400	96
	Yabao Pharmaceutical Group Co. Ltd. Class A	109,800	96
	Hangzhou Weiguang Electronic Co. Ltd. Class A	31,700	95
*	DBAPP Security Ltd. Class A	13,825	95
	Guangdong Topstar Technology Co. Ltd. Class A	51,400	94
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	50,300	94
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	138,900	93
*,1	Redco Properties Group Ltd.	1,620,000	92
	China Wuyi Co. Ltd. Class A	210,500	92
*	Guizhou Zhongyida Co. Ltd. Class A	104,600	92
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	152,300	92
*	Baosheng Science and Technology Innovation Co. Ltd. Class A	152,522	90
*,2	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	88
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	112,090	88
	Guizhou Gas Group Corp. Ltd. Class A	85,900	87
*	Zhongfu Information Inc. Class A	36,300	87
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	76,200	87
	Cangzhou Dahua Co. Ltd. Class A	56,400	87
*	Long Yuan Construction Group Co. Ltd. Class A	161,700	86
	Jiaze Renewables Co. Ltd.	179,600	85
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	19,600	85
	Jiangsu Transimage Technology Co. Ltd. Class A	35,100	84
*	Sinopec Oilfield Equipment Corp. Class A	103,200	83
	Zhejiang Huamei Holding Co. Ltd. Class A	151,000	82
	Shanghai Titan Scientific Co. Ltd. Class A	25,193	81
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	78
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	66,000	78
	Jiangxi Wannianqing Cement Co. Ltd. Class A	102,000	78
	Hangzhou Jiebai Group Co. Ltd. Class A	80,193	78
	Hengdian Entertainment Co. Ltd. Class A	42,700	76
	Zhejiang NetSun Co. Ltd. Class A	35,600	75
*	Shanghai Guijiu Co. Ltd. Class A	29,400	75
	Xiangyu Medical Co. Ltd. Class A	18,533	74
	Cybrid Technologies Inc. Class A	41,300	73
	Solareast Holdings Co. Ltd. Class A	115,300	72
	Suzhou Oriental Semiconductor Co. Ltd. Class A	10,008	68
*	EGing Photovoltaic Technology Co. Ltd. Class A	131,300	65
*	Dongjiang Environmental Co. Ltd. Class A	87,349	63
*	Royal Group Co. Ltd. Class A	120,400	60
*,1	XJ International Holdings Co. Ltd.	2,966,000	59
	Macmic Science & Technology Co. Ltd. Class A	20,924	56
*,2	Guangdong Highsun Group Co. Ltd. Class A	631,300	55
	Shanghai Tianchen Co. Ltd. Class A	63,400	55
	Guizhou Guihang Automotive Components Co. Ltd. Class A	26,200	50
	Rainbow Digital Commercial Co. Ltd. Class A	61,700	44
	Beijing North Star Co. Ltd. Class A	101,400	29
	Changzheng Engineering Technology Co. Ltd. Class A	12,200	27
*,2	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	25
	Hongrun Construction Group Co. Ltd. Class A	38,600	23
*	Moody Technology Holdings Ltd.	7,087,856	21
*,2	Blivex Technology Co. Ltd. Class A	1,301,479	20
	ZhongYeDa Electric Co. Ltd. Class A	18,500	20
	Joeone Co. Ltd. Class A	17,100	20
*,2	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	14
*	Chongqing Iron & Steel Co. Ltd. Class H	1,500	—
*,2	China Fishery Group Ltd.	578,512	—
*,2	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
94

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
			583,546
Denmark (1.5%)
*	NKT A/S	189,700	17,786
	Ringkjoebing Landbobank A/S	91,634	15,156
	Royal Unibrew A/S	175,474	13,201
*	Ambu A/S Class B	630,644	11,702
	Jyske Bank A/S (Registered)	161,523	11,331
*	ALK-Abello A/S	453,536	10,620
	FLSmidth & Co. A/S	197,091	10,318
	ISS A/S	522,633	10,101
*	GN Store Nord A/S	497,612	9,783
	Sydbank A/S	182,884	8,728
*,3	Bavarian Nordic A/S	239,966	7,555
*,1	Netcompany Group A/S	147,143	7,023
	Alm Brand A/S	2,948,291	5,740
	Spar Nord Bank A/S	239,823	4,623
	Schouw & Co. A/S	43,284	3,599
	Torm plc Class A	135,700	3,566
	Chemometec A/S	53,567	3,145
	D/S Norden A/S	74,079	2,559
*	NTG Nordic Transport Group A/S	57,853	2,353
	Dfds A/S	102,642	2,347
[1]	Scandinavian Tobacco Group A/S	154,669	2,331
			163,567
Egypt (0.1%)
	Talaat Moustafa Group	3,393,608	4,098
	Eastern Co. SAE	4,695,629	2,619
*	EFG Holding SAE	3,945,817	1,785
*	Fawry for Banking & Payment Technology Services SAE	8,672,329	1,399
	Telecom Egypt Co.	1,166,094	800
			10,701
Finland (0.9%)
	Konecranes OYJ	250,599	17,300
	Huhtamaki OYJ	328,343	12,869
	Kemira OYJ	403,267	8,561
	Cargotec OYJ Class B	128,933	7,804
	Mandatum OYJ	1,634,224	7,547
	TietoEVRY OYJ (XHEL)	320,756	5,976
*	Kojamo OYJ	538,688	5,303
*	Kalmar OYJ Class B	166,039	5,171
*	QT Group OYJ	66,966	5,101
	Outokumpu OYJ	1,247,469	4,488
	Nokian Renkaat OYJ	425,932	3,535
[1]	Terveystalo OYJ	261,994	2,841
	Metsa Board OYJ Class B	486,578	2,618
	Revenio Group OYJ	78,109	2,513
	Sanoma OYJ	248,121	1,955
	Tokmanni Group Corp.	170,286	1,948
*	YIT OYJ	622,106	1,768
	Citycon OYJ	284,739	1,103
	TietoEVRY OYJ	56,975	1,076
	F-Secure OYJ	376,421	771
*	Finnair OYJ	289,343	734
			100,982
France (2.4%)
	Gaztransport Et Technigaz SA	121,091	17,619
	SPIE SA	470,860	17,042
	Nexans SA	106,097	14,769
	Elis SA	601,334	13,680
	Technip Energies NV	477,304	11,917
	Sopra Steria Group	50,640	9,739
*	Vallourec SACA	566,692	9,330
	Alten SA	103,848	8,785
	Rubis SCA	322,322	7,898
	Valeo SE	792,294	7,703
[1]	Verallia SA	239,267	6,900
	IPSOS SA	129,423	6,355
95

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Worldline SA	835,484	5,922
	Coface SA	360,122	5,807
	Societe BIC SA	79,285	5,801
	Virbac SACA	14,945	5,680
*	Ubisoft Entertainment SA	356,109	5,366
	Forvia SE	551,365	5,260
[3]	SES SA	1,241,884	4,963
	Imerys SA	134,197	4,356
[3]	VusionGroup	27,630	4,344
*	ID Logistics Group SACA	9,213	4,111
*,3	Air France-KLM	414,430	4,100
	Mercialys SA	327,566	3,865
	Trigano SA	26,793	3,663
	Carmila SA	190,004	3,578
	Interparfums SA	74,591	3,407
	ICADE	118,290	3,094
	ARGAN SA	39,749	2,951
	Television Francaise 1 SA	346,472	2,875
	Metropole Television SA	207,750	2,625
*,3	Eutelsat Communications SACA	540,086	2,260
*	Nexity SA	141,367	2,208
	Vicat SACA	55,935	2,072
	Quadient SA	117,715	2,071
	Eramet SA	31,827	1,881
	Altarea SCA	17,168	1,881
*,1	Elior Group SA	392,925	1,799
	Opmobility	179,608	1,765
*	Exclusive Networks SA	66,891	1,724
	Derichebourg SA	297,609	1,690
	Lagardere SA	64,567	1,494
	Peugeot Invest SA	17,884	1,478
	Wavestone	26,960	1,435
	Beneteau SACA	126,964	1,397
	Mersen SA	54,352	1,268
*,3	Voltalia SA (Registered)	129,969	1,204
	Vetoquinol SA	13,604	1,183
	Antin Infrastructure Partners SA	93,206	1,073
	Fnac Darty SA	38,219	1,072
*,3	Viridien	24,964	1,047
	Etablissements Maurel et Prom SA	198,509	1,042
*,3	OVH Groupe SAS	105,625	1,005
*,3	Valneva SE	324,977	919
*,1,3	X-Fab Silicon Foundries SE	190,481	908
	GL Events SACA	41,305	869
	Lisi SA	35,618	867
	Esso SA Francaise	7,420	838
[3]	Equasens	15,167	805
	Manitou BF SA	41,765	791
	Boiron SA	14,213	507
*,1	Aramis Group SAS	60,452	413
	LISI SA (XPAR)	15,420	375
*,3	Believe SA	16,642	271
	LISI	362	9
			255,126
Germany (2.6%)
*	TUI AG	1,529,037	12,746
	Freenet AG	426,214	12,667
	Gerresheimer AG	118,036	9,941
	LANXESS AG	298,566	8,670
*	TAG Immobilien AG	517,140	8,597
[3]	Aurubis AG	104,290	8,201
[3]	K&S AG (Registered)	622,000	7,553
	HUGO BOSS AG	159,923	7,363
*	Aroundtown SA	2,329,346	6,936
*	Nordex SE	486,610	6,935
*,1	TeamViewer SE	475,619	6,852
	Hensoldt AG	199,932	6,803
	Krones AG	50,679	6,601
	Stroeer SE & Co. KGaA	106,564	6,323
96

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	thyssenkrupp AG	1,764,403	6,159
*	HelloFresh SE	536,350	5,940
	United Internet AG (Registered)	279,414	5,721
	AIXTRON SE	360,062	5,717
*	Encavis AG	296,305	5,625
	Bilfinger SE	90,070	4,329
*,3	Evotec SE	551,635	4,266
	flatexDEGIRO AG	286,837	4,214
	Siltronic AG	71,811	4,079
	Jenoptik AG	173,030	4,059
	RENK Group AG	201,810	4,055
*,1	Redcare Pharmacy NV	26,447	4,050
	Duerr AG	170,136	3,943
	Schott Pharma AG & Co. KGaA	117,893	3,819
[3]	Sixt SE (XETR)	46,400	3,675
[3]	ProSiebenSat.1 Media SE	579,296	3,566
*	Hypoport SE	14,819	3,480
	Atoss Software SE	26,101	3,433
	Stabilus SE	84,137	3,331
*,1	Auto1 Group SE	323,083	3,316
[1]	Befesa SA	140,014	3,261
	CANCOM SE	106,735	2,850
*,3	Nagarro SE	29,128	2,846
*	Grand City Properties SA	213,192	2,826
	Hornbach Holding AG & Co. KGaA	31,289	2,738
	KWS Saat SE & Co. KGaA	36,296	2,506
[3]	Kontron AG	146,258	2,463
	Suedzucker AG	195,247	2,342
*,1,3	Deutsche Pfandbriefbank AG	408,968	2,323
*	Douglas AG	112,200	2,289
	1&1 AG	157,189	2,208
	METRO AG	446,174	2,102
	Eckert & Ziegler SE	48,908	2,098
	Deutz AG	458,354	2,038
*	CECONOMY AG	628,934	2,024
*	IONOS Group SE	73,990	2,021
	Pfeiffer Vacuum Technology AG	11,996	2,006
	Dermapharm Holding SE	57,584	1,956
[3]	PNE AG	149,528	1,923
	Elmos Semiconductor SE	29,419	1,758
	GRENKE AG	87,693	1,733
	Vossloh AG	32,460	1,571
	Norma Group SE	108,655	1,507
	Indus Holding AG	65,763	1,464
	Wacker Neuson SE	91,398	1,409
	Hamburger Hafen und Logistik AG (XETR)	80,469	1,408
	Adtran Networks SE	64,228	1,367
	GFT Technologies SE	59,467	1,312
	Energiekontor AG	24,202	1,290
	Wuestenrot & Wuerttembergische AG	98,370	1,277
	Deutsche Beteiligungs AG	52,228	1,272
	Deutsche EuroShop AG	54,947	1,221
	PATRIZIA SE	143,185	1,210
	CompuGroup Medical SE & Co. KGaA	80,335	1,194
*	Encavis AG (XETR)	63,403	1,187
	Takkt AG	114,062	1,116
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	107,749	1,115
	Kloeckner & Co. SE	209,465	1,070
[3]	Verbio SE	68,651	1,055
[3]	Salzgitter AG	66,183	1,011
[3]	STRATEC SE	25,091	979
	Adesso SE	13,198	963
*,3	SGL Carbon SE	180,670	922
*	Schaeffler AG	178,045	890
	Secunet Security Networks AG	4,696	548
[3]	SMA Solar Technology AG	30,820	539
*	About You Holding SE	155,948	522
*,3	BayWa AG	47,048	517
*	Pentixapharm Holding AG	48,908	189
97

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Draegerwerk AG & Co. KGaA (XETR)	3,536	160
			281,561
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	209,839	966
	Ideal Holdings SA	94,305	624
	Fourlis Holdings SA	140,956	565
	Intracom Holdings SA (Registered)	137,981	415
			2,570
Hong Kong (0.6%)
	United Laboratories International Holdings Ltd.	3,434,500	4,662
	Pacific Basin Shipping Ltd.	16,349,532	4,503
	Stella International Holdings Ltd.	2,026,000	3,782
	Vitasoy International Holdings Ltd.	2,624,957	2,969
*	Vobile Group Ltd.	5,615,000	2,531
	Fortune REIT	4,799,589	2,502
*	Cowell e Holdings Inc.	803,000	2,478
	Luk Fook Holdings International Ltd.	1,147,399	2,198
	CGN Mining Co. Ltd.	8,510,000	2,134
*	Mongolian Mining Corp.	1,761,000	2,002
	Dah Sing Financial Holdings Ltd.	558,800	1,822
	Guotai Junan International Holdings Ltd.	11,649,000	1,721
*,1	Everest Medicines Ltd.	384,500	1,557
	IGG Inc.	2,631,000	1,391
	CITIC Telecom International Holdings Ltd.	4,497,004	1,289
*	Realord Group Holdings Ltd.	1,332,000	1,271
	HKBN Ltd.	2,818,129	1,241
	Cafe de Coral Holdings Ltd.	1,134,000	1,216
	Jinchuan Group International Resources Co. Ltd.	16,659,000	1,201
	VSTECS Holdings Ltd.	2,068,000	1,196
[3]	Value Partners Group Ltd.	5,038,434	1,170
	K Wah International Holdings Ltd.	4,415,398	1,022
	China Travel International Investment Hong Kong Ltd.	7,516,000	986
	SUNeVision Holdings Ltd.	1,827,000	914
	Giordano International Ltd.	4,111,735	902
	SmarTone Telecommunications Holdings Ltd.	1,623,230	884
	Theme International Holdings Ltd.	17,638,347	883
	Truly International Holdings Ltd.	6,273,000	851
*,1	CARsgen Therapeutics Holdings Ltd.	1,219,000	802
	Sunlight REIT	3,328,072	800
[3]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	701,000	733
	Chow Sang Sang Holdings International Ltd.	873,565	719
	Prosperity REIT	4,094,000	684
	Far East Consortium International Ltd.	4,226,043	629
	Texhong International Group Ltd.	1,099,500	597
	LK Technology Holdings Ltd.	1,404,475	541
	CITIC Resources Holdings Ltd.	9,572,000	516
	Singamas Container Holdings Ltd.	5,413,960	479
*	Television Broadcasts Ltd.	1,099,600	459
*	C-Mer Medical Holdings Ltd.	1,474,000	434
	Asia Cement China Holdings Corp.	1,403,500	429
*	Shun Tak Holdings Ltd.	4,912,000	424
*	Powerlong Real Estate Holdings Ltd.	5,301,000	408
	Sa Sa International Holdings Ltd.	4,586,000	402
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,286,000	401
*,1	IMAX China Holding Inc.	369,766	391
*,1	Fosun Tourism Group	791,200	368
*	Hong Kong Technology Venture Co. Ltd.	1,656,746	308
*	OCI International Holdings Ltd.	2,420,268	155
*,1	Jacobio Pharmaceuticals Group Co. Ltd.	318,300	75
*,1	Frontage Holdings Corp.	456,502	47
*	Apollo Future Mobility Group Ltd.	438,720	30
*	Renze Harvest International Ltd.	1,378,696	21
*,2	Convoy Inc.	26,130,000	—
			62,130
Iceland (0.0%)
	Sjova-Almennar Tryggingar HF	2,906,809	970
	Vatryggingafelag Islands HF	5,982,665	835
	Siminn HF	8,440,404	720
*	Icelandair Group HF	65,540,858	526
98

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Olgerdin Egill Skallagrims HF	4,106,813	515
			3,566
India (8.9%)
	Fortis Healthcare Ltd.	1,680,471	12,476
	BSE Ltd.	235,697	12,449
	Blue Star Ltd.	459,170	10,184
	Crompton Greaves Consumer Electricals Ltd.	2,184,660	10,140
	360 One Wam Ltd.	737,683	9,546
	Computer Age Management Services Ltd.	170,132	8,964
	JK Cement Ltd.	165,418	8,481
	National Aluminium Co. Ltd.	3,015,770	8,102
*	Delhivery Ltd.	1,832,856	7,742
	Radico Khaitan Ltd.	270,613	7,653
	Amara Raja Energy & Mobility Ltd.	458,348	7,552
	Apollo Tyres Ltd.	1,261,439	7,541
	Tata Chemicals Ltd.	545,795	7,432
	Angel One Ltd.	196,054	7,077
	Apar Industries Ltd.	57,821	6,907
	Cholamandalam Financial Holdings Ltd.	333,185	6,779
	Multi Commodity Exchange of India Ltd.	86,863	6,702
	Cyient Ltd.	291,219	6,332
	Central Depository Services India Ltd.	345,258	6,328
*	Five-Star Business Finance Ltd.	736,859	6,218
	Carborundum Universal Ltd.	371,965	6,085
*	Inox Wind Ltd.	2,297,731	6,070
	Piramal Pharma Ltd.	1,878,485	5,979
	Brigade Enterprises Ltd.	426,836	5,959
*	Kaynes Technology India Ltd.	92,246	5,953
*	Aditya Birla Fashion and Retail Ltd.	1,626,394	5,946
	Sundram Fasteners Ltd.	368,672	5,896
	Elgi Equipments Ltd.	747,462	5,874
	Century Textiles & Industries Ltd.	177,882	5,780
	IIFL Finance Ltd.	1,113,279	5,775
*,1	Krishna Institute of Medical Sciences Ltd.	887,228	5,749
	Ramco Cements Ltd.	534,972	5,633
	Himadri Speciality Chemical Ltd.	818,997	5,564
*	Suven Pharmaceuticals Ltd.	343,199	5,339
	Atul Ltd.	57,263	5,327
	JB Chemicals & Pharmaceuticals Ltd.	228,464	5,323
	Great Eastern Shipping Co. Ltd.	346,134	5,286
*	PVR Inox Ltd.	283,837	5,278
	Ajanta Pharma Ltd.	143,576	5,229
	NCC Ltd.	1,436,525	5,084
	Natco Pharma Ltd.	300,634	4,990
[1]	Aster DM Healthcare Ltd.	942,945	4,973
	SKF India Ltd.	80,994	4,955
	Kalpataru Projects International Ltd.	325,127	4,921
	Nexus Select Trust	2,875,088	4,916
*	Reliance Power Ltd.	9,631,978	4,874
	CESC Ltd.	2,156,513	4,821
	Neuland Laboratories Ltd.	27,673	4,802
*	Global Health Ltd.	365,485	4,795
	KEC International Ltd.	408,857	4,781
	Sonata Software Ltd.	657,665	4,771
	Navin Fluorine International Ltd.	118,554	4,682
	Poly Medicure Ltd.	136,112	4,646
	Redington Ltd.	1,990,151	4,589
*	Amber Enterprises India Ltd.	63,723	4,559
	Gujarat State Petronet Ltd.	982,249	4,533
	Timken India Ltd.	109,445	4,405
	Aegis Logistics Ltd.	461,248	4,381
	UTI Asset Management Co. Ltd.	274,720	4,345
	Motherson Sumi Wiring India Ltd.	5,813,800	4,329
	Firstsource Solutions Ltd.	1,062,702	4,278
	Concord Biotech Ltd.	196,390	4,266
	Ratnamani Metals & Tubes Ltd.	96,870	4,231
	Grindwell Norton Ltd.	160,319	4,222
	Karur Vysya Bank Ltd.	1,538,668	4,127
	HFCL Ltd.	2,822,291	4,064
99

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Tejas Networks Ltd.	254,708	4,049
	CMS Info Systems Ltd.	630,247	4,015
	Kirloskar Oil Engines Ltd.	295,069	4,013
	Anant Raj Ltd.	455,940	3,992
*	Affle India Ltd.	218,802	3,985
	Kajaria Ceramics Ltd.	278,038	3,967
	Jubilant Pharmova Ltd.	271,595	3,906
	Can Fin Homes Ltd.	379,288	3,903
	Welspun Corp. Ltd.	453,240	3,902
*,1	PNB Housing Finance Ltd. (XNSE)	340,675	3,896
	Triveni Turbine Ltd.	470,602	3,858
	Finolex Cables Ltd.	262,512	3,812
	Titagarh Rail System Ltd.	262,964	3,805
	NBCC India Ltd.	3,275,191	3,764
	Gillette India Ltd.	31,785	3,762
	Godfrey Phillips India Ltd.	47,809	3,761
	Praj Industries Ltd.	428,734	3,759
	Narayana Hrudayalaya Ltd.	248,329	3,752
	CRISIL Ltd.	57,642	3,750
	Lakshmi Machine Works Ltd.	18,971	3,749
	Mahanagar Gas Ltd.	218,904	3,743
	Strides Pharma Science Ltd.	202,149	3,733
*	Reliance Infrastructure Ltd.	1,121,039	3,723
	BASF India Ltd.	40,628	3,700
	Tata Investment Corp. Ltd.	45,144	3,684
	Finolex Industries Ltd.	1,013,674	3,648
	ZF Commercial Vehicle Control Systems India Ltd.	21,180	3,609
[1]	Indian Energy Exchange Ltd.	1,711,688	3,605
*	Wockhardt Ltd.	251,490	3,592
*	Jaiprakash Power Ventures Ltd.	16,223,009	3,505
	Manappuram Finance Ltd.	1,882,299	3,500
	Asahi India Glass Ltd.	389,029	3,461
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	232,692	3,450
	Birlasoft Ltd.	529,875	3,446
	Zensar Technologies Ltd.	402,067	3,350
*	Honasa Consumer Ltd.	709,069	3,316
	Sobha Ltd. (XNSE)	175,378	3,304
*	Aavas Financiers Ltd.	165,442	3,282
[1]	Mindspace Business Parks REIT	730,615	3,232
	IIFL Securities Ltd.	717,493	3,231
	Ramkrishna Forgings Ltd.	294,657	3,214
	Chambal Fertilizers and Chemicals Ltd.	558,347	3,199
	Granules India Ltd.	471,337	3,186
*,1	Eris Lifesciences Ltd.	202,267	3,175
	Newgen Software Technologies Ltd.	206,799	3,144
	BEML Ltd.	65,058	3,137
*	VA Tech Wabag Ltd.	148,694	3,128
	EID Parry India Ltd.	326,076	3,116
	Balrampur Chini Mills Ltd.	415,643	3,096
	PG Electroplast Ltd.	406,958	3,069
	Rainbow Children's Medicare Ltd.	159,544	3,059
	Jindal Saw Ltd.	813,218	3,049
	KPR Mill Ltd.	274,666	3,040
	EIH Ltd.	693,541	2,992
[1]	IndiaMart InterMesh Ltd.	100,303	2,975
	Nuvama Wealth Management Ltd.	35,685	2,956
	Marksans Pharma Ltd.	855,052	2,937
*	Devyani International Ltd.	1,449,895	2,911
	Voltamp Transformers Ltd.	21,104	2,909
	Hindustan Copper Ltd.	835,943	2,905
	Swan Energy Ltd.	488,247	2,884
	Genus Power Infrastructures Ltd.	586,005	2,873
*,1	Lemon Tree Hotels Ltd.	2,056,080	2,867
	Sammaan Capital Ltd.	1,674,600	2,859
	Anand Rathi Wealth Ltd.	57,885	2,828
[1]	Sansera Engineering Ltd.	156,704	2,827
	Sumitomo Chemical India Ltd.	414,378	2,822
	Intellect Design Arena Ltd.	323,389	2,822
	Zen Technologies Ltd.	125,897	2,802
	Nava Ltd.	245,344	2,797
100

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Usha Martin Ltd.	554,512	2,796
	Jyothy Labs Ltd.	453,838	2,790
	V-Guard Industries Ltd.	536,630	2,767
	Aptus Value Housing Finance India Ltd.	652,839	2,762
[1]	PowerGrid Infrastructure Investment Trust	2,566,129	2,761
	Kfin Technologies Ltd.	230,401	2,733
	Edelweiss Financial Services Ltd.	2,042,425	2,653
	City Union Bank Ltd.	1,261,507	2,627
	Olectra Greentech Ltd.	135,033	2,626
	Bombay Burmah Trading Co.	79,472	2,612
	Data Patterns India Ltd.	91,195	2,611
	Techno Electric & Engineering Co. Ltd.	140,550	2,602
	LT Foods Ltd.	562,380	2,600
	Sanofi India Ltd.	32,128	2,595
	HBL Power Systems Ltd.	389,899	2,590
	Jupiter Wagons Ltd.	417,303	2,548
	TVS Holdings Ltd.	17,111	2,537
*	Jai Balaji Industries Ltd.	195,183	2,513
	Ceat Ltd.	74,824	2,491
	JBM Auto Ltd.	129,510	2,482
*	Sterling and Wilson Renewable	357,511	2,482
*	Raymond Consumer Care Ltd.	93,950	2,470
	eClerx Services Ltd.	71,332	2,463
*	Equinox India Developments Ltd.	1,883,579	2,460
	Craftsman Automation Ltd.	40,531	2,449
*	Sapphire Foods India Ltd.	636,573	2,426
*	Chalet Hotels Ltd.	232,234	2,399
	JM Financial Ltd.	1,429,937	2,367
	Jubilant Ingrevia Ltd.	275,128	2,339
*	SignatureGlobal India Ltd.	143,638	2,321
	ION Exchange India Ltd.	276,590	2,306
	Gujarat Pipavav Port Ltd.	981,209	2,294
	Shyam Metalics & Energy Ltd.	228,212	2,293
[1]	ICICI Securities Ltd.	221,787	2,283
	Raymond Ltd.	117,438	2,280
	Vinati Organics Ltd.	97,063	2,276
	CIE Automotive India Ltd.	384,448	2,261
*	Hindustan Construction Co. Ltd.	4,666,421	2,247
*	NMDC Steel Ltd.	3,989,752	2,245
[1]	Metropolis Healthcare Ltd.	87,990	2,238
*	Gokaldas Exports Ltd.	209,553	2,232
	Aditya Birla Sun Life Asset Management Co. Ltd.	236,612	2,228
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	299,760	2,223
	Engineers India Ltd.	953,896	2,201
	RR Kabel Ltd.	122,734	2,189
*	India Cements Ltd.	504,303	2,177
	Akzo Nobel India Ltd.	41,562	2,176
	Mrs Bectors Food Specialities Ltd.	96,305	2,162
[1]	Home First Finance Co. India Ltd.	154,251	2,159
[1]	IRCON International Ltd.	834,947	2,153
	Safari Industries India Ltd.	81,670	2,139
	Century Plyboards India Ltd.	212,391	2,138
	Electrosteel Castings Ltd.	1,093,765	2,130
	Arvind Ltd.	482,787	2,122
	Alembic Pharmaceuticals Ltd.	157,829	2,113
*	PTC Industries Ltd.	14,720	2,097
	Bikaji Foods International Ltd.	207,520	2,095
	Action Construction Equipment Ltd.	131,342	2,095
*	Sanofi Consumer Healthcare India Ltd.	35,491	2,079
	JK Lakshmi Cement Ltd.	215,016	2,068
	Happiest Minds Technologies Ltd.	227,123	2,058
	CCL Products India Ltd.	255,700	2,058
	Elecon Engineering Co. Ltd.	301,572	2,052
	CreditAccess Grameen Ltd.	174,569	2,032
	DCM Shriram Ltd.	162,618	2,023
*	Westlife Foodworld Ltd.	224,041	2,021
[1]	Quess Corp. Ltd.	236,097	2,021
	Blue Dart Express Ltd.	20,913	2,021
	AstraZeneca Pharma India Ltd.	22,323	2,020
	Mastek Ltd.	58,117	1,990
101

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Vardhman Textiles Ltd.	353,038	1,971
	Godawari Power & Ispat Ltd.	845,735	1,960
	Gujarat State Fertilizers & Chemicals Ltd.	792,127	1,959
	RITES Ltd.	549,297	1,957
	Tanla Platforms Ltd.	219,392	1,954
	GHCL Ltd.	275,097	1,945
*	Medplus Health Services Ltd.	242,630	1,923
*	Nazara Technologies Ltd.	170,271	1,906
	JK Tyre & Industries Ltd.	402,711	1,891
	Garden Reach Shipbuilders & Engineers Ltd.	98,725	1,888
*	Schneider Electric Infrastructure Ltd.	201,195	1,858
	BLS International Services Ltd.	390,546	1,839
	Sudarshan Chemical Industries Ltd.	147,731	1,837
	Arvind Fashions Ltd.	271,356	1,823
	PTC India Ltd.	844,724	1,820
	Texmaco Rail & Engineering Ltd.	690,573	1,817
	Infibeam Avenues Ltd. (XNSE)	5,257,044	1,814
	Kirloskar Pneumatic Co. Ltd.	91,187	1,799
	KSB Ltd.	188,760	1,794
	ITD Cementation India Ltd.	263,358	1,761
	Alkyl Amines Chemicals Ltd.	70,597	1,752
	Cello World Ltd.	178,143	1,752
	Trident Ltd.	4,242,560	1,740
*	TVS Supply Chain Solutions Ltd.	776,050	1,733
	Clean Science & Technology Ltd.	95,356	1,729
[1]	KPI Green Energy Ltd.	186,198	1,713
	EPL Ltd.	520,320	1,670
*	Rategain Travel Technologies Ltd.	184,002	1,641
	KNR Constructions Ltd.	465,848	1,639
	Cera Sanitaryware Ltd.	19,235	1,639
*	V-Mart Retail Ltd.	32,329	1,635
	AurionPro Solutions Ltd.	83,579	1,633
	Saregama India Ltd.	254,628	1,625
	Mahindra Lifespace Developers Ltd.	274,608	1,610
	Minda Corp. Ltd.	262,729	1,602
	Vesuvius India Ltd.	25,548	1,599
	Bajaj Electricals Ltd.	154,578	1,598
	GMM Pfaudler Ltd.	96,154	1,595
	Zydus Wellness Ltd.	68,133	1,577
	Care Ratings Ltd.	90,646	1,571
	Rhi Magnesita India Ltd.	221,487	1,557
	Fine Organic Industries Ltd.	26,975	1,556
	Karnataka Bank Ltd.	604,308	1,554
	Procter & Gamble Health Ltd.	24,946	1,553
*	RattanIndia Power Ltd.	8,997,811	1,536
	Route Mobile Ltd.	84,323	1,522
*	IFCI Ltd.	2,223,765	1,520
	TTK Prestige Ltd.	147,712	1,517
	NIIT Learning Systems Ltd.	292,155	1,511
	Graphite India Ltd.	236,034	1,482
	Jupiter Life Line Hospitals Ltd.	93,053	1,482
[1]	Equitas Small Finance Bank Ltd.	1,770,385	1,467
*	Restaurant Brands Asia Ltd.	1,361,577	1,463
	Garware Technical Fibres Ltd.	30,410	1,460
	Astra Microwave Products Ltd.	155,517	1,459
	Suprajit Engineering Ltd.	237,724	1,449
	Railtel Corp. of India Ltd.	291,045	1,449
	HEG Ltd.	281,695	1,446
	Shipping Corp. of India Ltd.	563,921	1,445
	JK Paper Ltd.	263,487	1,443
*	G R Infraprojects Ltd.	74,705	1,432
*	Nuvoco Vistas Corp. Ltd.	341,640	1,430
	Pfizer Ltd.	23,562	1,426
	PNC Infratech Ltd.	377,599	1,421
	VIP Industries Ltd.	250,314	1,418
	Rallis India Ltd.	345,033	1,388
	Capri Global Capital Ltd.	577,749	1,384
	Welspun India Ltd.	765,846	1,381
	Jammu & Kashmir Bank Ltd.	1,159,430	1,381
	Supreme Petrochem Ltd.	154,081	1,380
102

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tamilnad Mercantile Bank Ltd.	255,471	1,367
	Orient Electric Ltd.	464,722	1,365
*	Sheela Foam Ltd.	137,079	1,353
[1]	Ujjivan Small Finance Bank Ltd.	2,987,124	1,349
	Archean Chemical Industries Ltd.	176,048	1,348
*	Shree Renuka Sugars Ltd.	2,608,783	1,329
	Balaji Amines Ltd.	51,807	1,307
	Rain Industries Ltd.	681,445	1,305
[1]	Godrej Agrovet Ltd.	152,129	1,291
*	MTAR Technologies Ltd.	65,098	1,290
	NOCIL Ltd.	375,374	1,280
	Birla Corp. Ltd.	91,969	1,275
[1]	IRB InvIT Fund	1,749,489	1,268
*	Chemplast Sanmar Ltd.	221,796	1,263
	Gateway Distriparks Ltd.	1,195,682	1,249
	Chennai Petroleum Corp. Ltd.	163,067	1,235
*	Sterlite Technologies Ltd.	872,461	1,224
	South Indian Bank Ltd.	4,183,518	1,217
*	TeamLease Services Ltd.	36,620	1,214
*	Alok Industries Ltd.	4,328,577	1,152
	Avanti Feeds Ltd.	164,734	1,149
	Syrma SGS Technology Ltd.	185,110	1,133
	Polyplex Corp. Ltd.	81,755	1,112
	Galaxy Surfactants Ltd.	30,975	1,079
	Maharashtra Seamless Ltd.	142,687	1,059
	Symphony Ltd.	55,258	1,021
	Paisalo Digital Ltd.	1,805,518	989
	KRBL Ltd.	280,415	972
*	Borosil Renewables Ltd.	179,920	951
*	Campus Activewear Ltd.	270,741	947
*	Network18 Media & Investments Ltd.	876,210	900
[1]	Dilip Buildcon Ltd.	145,614	866
	Thomas Cook India Ltd.	362,665	834
	Bajaj Consumer Care Ltd.	300,198	816
*	Just Dial Ltd.	60,518	815
*	Dhani Services Ltd.	1,179,154	801
	Allcargo Logistics Ltd.	1,096,260	735
	DCB Bank Ltd.	501,813	730
	Vakrangee Ltd.	2,270,405	716
	Vaibhav Global Ltd.	185,125	648
	Kaveri Seed Co. Ltd.	58,701	636
	NIIT Ltd.	323,111	593
*,2	Brightcom Group Ltd.	5,956,305	573
*	Sun Pharma Advanced Research Co. Ltd.	179,581	458
*,2	Odigma Consultancy Solutions	59,067	89
*,2	Chennai Super Kings Cricket Ltd.	176,674	—
			957,733
Indonesia (0.7%)
*	Bumi Resources Minerals Tbk PT	348,591,876	8,149
*	Bumi Resources Tbk PT	405,405,500	3,588
	Mitra Keluarga Karyasehat Tbk PT	18,727,800	3,230
*	Bank Jago Tbk PT	17,338,900	3,128
	Siloam International Hospitals Tbk PT	12,962,800	3,102
	Aneka Tambang Tbk	28,234,919	2,870
	Japfa Comfeed Indonesia Tbk PT	23,748,100	2,769
	Mitra Adiperkasa Tbk PT	24,723,500	2,484
	Ciputra Development Tbk PT	28,895,155	2,467
	AKR Corporindo Tbk PT	26,985,815	2,319
	Pakuwon Jati Tbk PT	74,593,734	2,270
	Cisarua Mountain Dairy Tbk PT	6,045,590	2,194
	Indo Tambangraya Megah Tbk PT	1,368,300	2,187
	Surya Esa Perkasa Tbk PT	33,262,100	2,087
	Map Aktif Adiperkasa PT	28,368,200	1,961
*	Adaro Minerals Indonesia Tbk PT	21,908,579	1,952
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,119,600	1,942
	Medco Energi Internasional Tbk PT	22,856,388	1,863
	Summarecon Agung Tbk PT	43,275,647	1,847
*	Bank Pan Indonesia Tbk PT	14,263,700	1,724
*	Bukalapak.com PT Tbk	208,170,300	1,695
103

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Panin Financial Tbk PT	55,754,900	1,689
	BFI Finance Indonesia Tbk PT	25,716,100	1,622
	Bank Tabungan Negara Persero Tbk PT	16,796,650	1,499
	Aspirasi Hidup Indonesia Tbk PT	24,321,900	1,393
*	Lippo Karawaci Tbk PT	117,119,577	918
*,2	Waskita Karya Persero Tbk PT	70,850,081	912
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	798
*	Timah Tbk PT	9,609,420	795
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	761
	Matahari Department Store Tbk PT	7,234,600	707
	Bank BTPN Syariah Tbk PT	8,910,000	604
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	602
*	Bank Neo Commerce Tbk PT	34,633,272	587
	Astra Agro Lestari Tbk PT	1,115,800	481
*	Media Nusantara Citra Tbk PT	20,513,900	431
	Surya Citra Media Tbk PT	47,535,800	418
*	Global Mediacom Tbk PT	27,752,606	393
			70,438
Ireland (0.0%)
	Dalata Hotel Group plc	827,766	3,883
Israel (0.9%)
	Shufersal Ltd.	728,430	6,450
	Alony Hetz Properties & Investments Ltd.	630,939	5,098
*	Clal Insurance Enterprises Holdings Ltd.	229,958	4,407
	Sapiens International Corp. NV	107,574	4,029
	Paz Oil Co. Ltd.	33,467	3,788
*	OPC Energy Ltd.	390,374	3,161
	Tel Aviv Stock Exchange Ltd.	314,550	3,154
*	Shikun & Binui Ltd.	1,135,349	3,005
	REIT 1 Ltd.	637,686	2,897
	FIBI Holdings Ltd.	61,695	2,884
	Hilan Ltd.	50,038	2,743
	Electra Ltd.	5,880	2,672
	Formula Systems 1985 Ltd.	31,045	2,658
	Isracard Ltd.	660,118	2,558
	Menora Mivtachim Holdings Ltd.	79,205	2,464
*	Bet Shemesh Engines Holdings 1997 Ltd.	30,579	2,422
*	Equital Ltd.	64,123	2,318
	Oil Refineries Ltd.	8,655,559	2,207
	Kenon Holdings Ltd.	74,097	2,112
*	Ashtrom Group Ltd.	137,828	2,107
	Matrix IT Ltd.	103,601	2,078
	Mega Or Holdings Ltd.	73,400	2,055
	YH Dimri Construction & Development Ltd.	23,410	2,044
	One Software Technologies Ltd.	138,421	2,044
	Summit Real Estate Holdings Ltd.	128,226	1,976
	Israel Canada T.R Ltd.	510,805	1,914
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,859
	Next Vision Stabilized Systems Ltd.	161,837	1,840
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,532	1,724
	Danel Adir Yeoshua Ltd.	17,221	1,724
	Fox Wizel Ltd.	22,804	1,674
*	Partner Communications Co. Ltd.	369,457	1,570
*	Cellcom Israel Ltd.	331,167	1,562
	Delta Galil Ltd.	33,474	1,493
*	OY Nofar Energy Ltd.	62,949	1,465
	Sella Capital Real Estate Ltd.	682,224	1,444
*	Perion Network Ltd.	145,278	1,181
*	Priortech Ltd.	27,149	1,163
	G City Ltd.	312,474	1,161
*	Delek Automotive Systems Ltd.	166,768	1,032
*	Kamada Ltd.	146,585	848
	IDI Insurance Co. Ltd.	24,310	827
*	AFI Properties Ltd.	17,194	823
	Elco Ltd.	26,263	806
	AudioCodes Ltd.	86,437	804
			100,245
104

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Italy (1.6%)
	Banca Monte dei Paschi di Siena SpA	3,140,773	17,237
*	Saipem SpA	4,455,641	10,594
	Azimut Holding SpA	407,629	10,082
	Banca Popolare di Sondrio SpA	1,284,011	9,577
	Banca Generali SpA	185,979	8,242
	De' Longhi SpA	238,666	7,459
	Iveco Group NV	670,003	6,962
[1]	BFF Bank SpA	605,550	5,913
	Brembo NV	497,685	5,227
	Iren SpA	2,252,753	4,879
	SOL SpA	121,692	4,720
[1]	Technogym SpA	433,478	4,673
	Webuild SpA (MTAA)	1,630,925	4,625
	ERG SpA	196,038	4,403
	Lottomatica Group SpA	351,314	4,388
[1]	Anima Holding SpA	712,590	4,317
	Maire SpA	533,141	4,024
[1]	Enav SpA	888,300	3,763
*	Technoprobe SpA	551,816	3,747
	MFE-MediaForEurope NV Class A	1,123,755	3,677
[1]	Carel Industries SpA	167,871	3,450
	ACEA SpA	154,300	2,928
	Intercos SpA	168,949	2,711
	Credito Emiliano SpA	231,147	2,496
	Tamburi Investment Partners SpA	262,515	2,468
	Sesa SpA	25,226	2,191
	Salcef Group SpA	74,419	2,093
	Banca IFIS SpA	86,323	2,069
	Moltiply Group SpA	54,562	2,029
	El.En. SpA	179,690	1,945
[1]	RAI Way SpA	311,397	1,788
	Cementir Holding NV	162,453	1,688
	Sanlorenzo SpA	44,662	1,682
*,3	Fincantieri SpA	295,776	1,650
*,1	GVS SpA	240,698	1,611
	Italmobiliare SpA	51,223	1,541
	Ariston Holding NV	338,678	1,426
	Salvatore Ferragamo SpA	212,722	1,421
	Piaggio & C SpA	579,464	1,395
	Zignago Vetro SpA	102,397	1,168
*,3	Juventus Football Club SpA	429,700	1,146
	Arnoldo Mondadori Editore SpA	369,722	982
[3]	Danieli & C Officine Meccaniche SpA (MTAA)	35,181	953
	MARR SpA	78,638	914
	Tinexta SpA	64,283	758
	Alerion Cleanpower SpA	25,220	421
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	270
	MFE-MediaForEurope NV Class B	27,135	125
			173,828
Japan (12.8%)
	Fujitec Co. Ltd.	269,084	9,682
	Tomy Co. Ltd.	303,317	8,007
	Nichias Corp.	200,869	7,194
	77 Bank Ltd.	241,500	6,217
	ADEKA Corp.	339,755	6,129
	Nissui Corp.	938,722	5,702
	Toho Holdings Co. Ltd.	188,918	5,623
	Citizen Watch Co. Ltd.	924,200	5,494
	Daiwabo Holdings Co. Ltd.	299,080	5,384
	NSD Co. Ltd.	247,968	5,356
	Nishi-Nippon Financial Holdings Inc.	483,000	5,202
	Nikkon Holdings Co. Ltd.	403,096	5,161
	Furukawa Electric Co. Ltd.	208,800	5,135
	Nippon Gas Co. Ltd.	372,100	5,086
	Tokuyama Corp.	278,200	4,871
	Comforia Residential REIT Inc.	2,458	4,817
	Kanematsu Corp.	311,800	4,747
	Wacoal Holdings Corp.	149,200	4,645
105

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[3]	Hokuetsu Corp.	455,421	4,541
	Daishi Hokuetsu Financial Group Inc.	284,600	4,518
	Inaba Denki Sangyo Co. Ltd.	178,900	4,487
	Yoshinoya Holdings Co. Ltd.	218,220	4,444
	Suruga Bank Ltd.	622,100	4,431
	Saizeriya Co. Ltd.	119,621	4,415
	Nitto Boseki Co. Ltd.	92,011	4,409
	MEITEC Group Holdings Inc.	227,938	4,368
	H2O Retailing Corp.	324,200	4,339
	Japan Petroleum Exploration Co. Ltd.	561,600	4,223
	Fuji Corp.	286,888	4,221
	Tsubakimoto Chain Co.	335,192	4,220
*	Visional Inc.	78,446	4,198
	San-In Godo Bank Ltd.	521,100	4,182
	Mirait One Corp.	290,571	4,133
	Hanwa Co. Ltd.	124,583	4,128
	Exedy Corp.	147,200	4,049
	Mitsubishi Estate Logistics REIT Investment Corp.	1,729	4,034
	Hokuriku Electric Power Co.	580,500	4,026
	Pigeon Corp.	368,400	3,996
	Nakanishi Inc.	234,600	3,989
	JVCKenwood Corp.	506,740	3,985
	DCM Holdings Co. Ltd.	424,288	3,971
*	Sansan Inc.	271,900	3,955
	Hokkaido Electric Power Co. Inc.	611,100	3,931
	Hokuhoku Financial Group Inc.	375,800	3,928
	Hitachi Zosen Corp.	571,710	3,908
	Duskin Co. Ltd.	147,160	3,899
	Round One Corp.	615,300	3,894
	Daiichikosho Co. Ltd.	310,666	3,882
	Hulic REIT Inc.	4,476	3,876
	Osaka Soda Co. Ltd.	366,900	3,854
	Hazama Ando Corp.	521,379	3,851
	Japan Elevator Service Holdings Co. Ltd.	198,700	3,805
	Pilot Corp.	120,300	3,739
	Seria Co. Ltd.	176,593	3,689
	Inabata & Co. Ltd.	172,400	3,668
	Okumura Corp.	129,452	3,635
	DeNA Co. Ltd.	293,800	3,599
	Topcon Corp.	352,900	3,583
	Meidensha Corp.	135,287	3,550
	Takeuchi Manufacturing Co. Ltd.	113,800	3,546
	Toei Co. Ltd.	110,645	3,544
	Senko Group Holdings Co. Ltd.	374,900	3,525
[3]	NTT UD REIT Investment Corp.	4,888	3,505
	Mori Trust REIT Inc.	8,667	3,501
	Japan Securities Finance Co. Ltd.	266,041	3,471
	Sangetsu Corp.	188,620	3,453
	Daiseki Co. Ltd.	134,344	3,430
	CKD Corp.	202,800	3,414
	Mitsui-Soko Holdings Co. Ltd.	73,352	3,407
	GungHo Online Entertainment Inc.	151,700	3,379
	Toagosei Co. Ltd.	330,692	3,374
	Anritsu Corp.	446,500	3,363
	Modec Inc.	153,388	3,340
	SWCC Corp.	95,000	3,332
	Lintec Corp.	160,400	3,329
	Mizuno Corp.	62,556	3,320
	Tokyu REIT Inc.	3,189	3,237
	Nojima Corp.	230,000	3,226
	Riken Keiki Co. Ltd.	113,700	3,221
	Yodogawa Steel Works Ltd.	90,833	3,210
	Mizuho Leasing Co. Ltd.	489,805	3,206
	Towa Corp.	250,195	3,203
	Ain Holdings Inc.	96,300	3,180
	Taiyo Holdings Co. Ltd.	119,700	3,160
	Japan Excellent Inc.	4,055	3,136
	Nishimatsu Construction Co. Ltd.	92,862	3,115
	Fujimi Inc.	202,341	3,113
	Shiga Bank Ltd.	144,000	3,092
106

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	UACJ Corp.	93,485	3,077
	Okamura Corp.	244,547	3,073
	ARE Holdings Inc.	248,600	3,044
	Seiren Co. Ltd.	180,800	3,042
	Taikisha Ltd.	95,388	3,034
	H.U. Group Holdings Inc.	175,900	3,027
	Sumitomo Osaka Cement Co. Ltd.	122,800	3,026
	Create Restaurants Holdings Inc.	379,840	3,026
	Juroku Financial Group Inc.	113,100	3,018
	EDION Corp.	260,175	3,013
	Financial Partners Group Co. Ltd.	195,900	3,009
[3]	Hoshino Resorts REIT Inc.	1,978	3,003
	DTS Corp.	115,242	2,985
	NIPPON REIT Investment Corp.	1,442	2,983
	Nisshinbo Holdings Inc.	467,300	2,967
*	Appier Group Inc.	276,600	2,966
	PAL GROUP Holdings Co. Ltd.	146,700	2,951
	Tamron Co. Ltd.	104,800	2,949
	Sumitomo Warehouse Co. Ltd.	165,655	2,899
	SKY Perfect JSAT Holdings Inc.	505,500	2,887
	Monex Group Inc.	612,487	2,874
	Kureha Corp.	155,306	2,868
	Leopalace21 Corp.	791,200	2,857
	Daihen Corp.	68,851	2,856
	Heiwa Real Estate REIT Inc.	3,570	2,852
	Hyakugo Bank Ltd.	784,700	2,824
	Max Co. Ltd.	122,300	2,821
	Toyo Ink SC Holdings Co. Ltd.	117,354	2,813
	Micronics Japan Co. Ltd.	112,500	2,803
	Paramount Bed Holdings Co. Ltd.	162,100	2,801
	Kissei Pharmaceutical Co. Ltd.	114,700	2,799
	Kaken Pharmaceutical Co. Ltd.	109,100	2,788
	Sinfonia Technology Co. Ltd.	82,500	2,786
	Nippon Soda Co. Ltd.	166,850	2,779
	Ferrotec Holdings Corp.	165,953	2,773
	Arcs Co. Ltd.	163,500	2,713
	Seiko Group Corp.	106,558	2,686
	C Uyemura & Co. Ltd.	38,600	2,683
	Mixi Inc.	145,000	2,673
	Meiko Electronics Co. Ltd.	68,257	2,668
	Makino Milling Machine Co. Ltd.	70,780	2,657
	Nisshin Oillio Group Ltd.	78,152	2,656
	Simplex Holdings Inc.	163,200	2,647
	Kyoritsu Maintenance Co. Ltd.	164,300	2,638
*	Sanken Electric Co. Ltd.	66,500	2,614
	Kumagai Gumi Co. Ltd.	112,880	2,610
	Colowide Co. Ltd.	235,300	2,606
	TOKAI Holdings Corp.	422,600	2,592
	Tokyo Steel Manufacturing Co. Ltd.	260,500	2,590
	Nihon Parkerizing Co. Ltd.	303,961	2,562
	Glory Ltd.	157,800	2,559
	Okasan Securities Group Inc.	643,800	2,556
	Takuma Co. Ltd.	240,300	2,507
	Hosiden Corp.	167,167	2,504
	Heiwa Real Estate Co. Ltd.	90,842	2,495
	Tokai Tokyo Financial Holdings Inc.	813,200	2,490
	Aichi Financial Group Inc.	165,334	2,467
	North Pacific Bank Ltd.	947,500	2,459
	TKC Corp.	94,698	2,456
	Star Asia Investment Corp.	7,343	2,453
	NTN Corp.	1,481,600	2,441
	Nippn Corp.	168,429	2,428
	Tadano Ltd.	381,200	2,427
	Digital Garage Inc.	117,400	2,423
	Daiei Kankyo Co. Ltd.	117,400	2,421
	Joyful Honda Co. Ltd.	178,748	2,418
	Fukuyama Transporting Co. Ltd.	95,000	2,416
	Ryoyo Ryosan Holdings Inc.	144,381	2,415
[3]	Sakura Internet Inc.	79,800	2,413
	Open Up Group Inc.	182,892	2,410
107

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	San-A Co. Ltd.	128,388	2,405
	Shoei Co. Ltd.	156,500	2,402
	JAFCO Group Co. Ltd.	176,600	2,373
	Tokai Rika Co. Ltd.	167,100	2,363
	Sanki Engineering Co. Ltd.	149,667	2,346
	Sun Corp.	44,812	2,345
	Bunka Shutter Co. Ltd.	194,400	2,339
	Shochiku Co. Ltd.	32,300	2,336
	SAMTY HOLDINGS Co. Ltd.	108,600	2,335
	Fuji Seal International Inc.	137,400	2,333
	Fukuoka REIT Corp.	2,499	2,331
	Maruha Nichiro Corp.	118,800	2,330
	Mitsui E&S Co. Ltd.	320,500	2,319
	Global One Real Estate Investment Corp.	3,552	2,288
	Tokyo Kiraboshi Financial Group Inc.	84,866	2,283
	Kiyo Bank Ltd.	193,910	2,271
	Jaccs Co. Ltd.	90,900	2,267
	Megmilk Snow Brand Co. Ltd.	131,000	2,267
	Japan Material Co. Ltd.	189,600	2,257
	Royal Holdings Co. Ltd.	137,700	2,239
	Raito Kogyo Co. Ltd.	153,400	2,238
	Sakata Seed Corp.	96,456	2,237
	Toyo Construction Co. Ltd.	261,000	2,233
	Arata Corp.	99,218	2,228
	KOMEDA Holdings Co. Ltd.	117,600	2,226
	Nishimatsuya Chain Co. Ltd.	150,300	2,219
	Iino Kaiun Kaisha Ltd.	300,336	2,203
	Mitsubishi Pencil Co. Ltd.	136,400	2,200
	Senshu Ikeda Holdings Inc.	989,600	2,194
	Shibaura Machine Co. Ltd.	90,100	2,193
	Nippon Light Metal Holdings Co. Ltd.	205,096	2,192
*	Nxera Pharma Co. Ltd.	272,900	2,179
	San-Ai Obbli Co. Ltd.	177,700	2,170
	Noritake Co. Ltd.	86,000	2,167
	Monogatari Corp.	92,120	2,166
	Nanto Bank Ltd.	110,900	2,165
	Adastria Co. Ltd.	93,400	2,159
	Aiful Corp.	1,019,100	2,141
	Komeri Co. Ltd.	98,300	2,125
	Autobacs Seven Co. Ltd.	228,300	2,124
	MOS Food Services Inc.	89,858	2,123
	Kaga Electronics Co. Ltd.	116,600	2,117
	Ohsho Food Service Corp.	107,622	2,114
	Systena Corp.	887,400	2,108
	Katitas Co. Ltd.	166,100	2,106
	Ai Holdings Corp.	137,400	2,094
	Megachips Corp.	58,681	2,093
	KYB Corp.	66,500	2,089
	Shibaura Mechatronics Corp.	30,200	2,081
	Wacom Co. Ltd.	450,836	2,078
	Nichiha Corp.	91,900	2,075
	Fuji Kyuko Co. Ltd.	123,600	2,074
	Fukuda Denshi Co. Ltd.	41,098	2,070
	Kato Sangyo Co. Ltd.	76,400	2,068
	Chugoku Marine Paints Ltd.	144,500	2,064
	Okinawa Cellular Telephone Co.	72,337	2,058
	Eizo Corp.	138,312	2,038
	Totetsu Kogyo Co. Ltd.	93,000	2,003
	Tsurumi Manufacturing Co. Ltd.	71,500	1,996
	MCJ Co. Ltd.	212,900	1,995
	Kasumigaseki Capital Co. Ltd.	21,000	1,991
[3]	Kanamoto Co. Ltd.	110,000	1,988
	Kitz Corp.	287,948	1,986
	Hokkoku Financial Holdings Inc.	69,551	1,986
	Awa Bank Ltd.	123,800	1,972
	Tocalo Co. Ltd.	169,400	1,971
	ARCLANDS Corp.	178,398	1,949
	JINS Holdings Inc.	47,600	1,940
	Ariake Japan Co. Ltd.	55,500	1,938
	Riso Kagaku Corp.	84,084	1,938
108

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Starts Corp. Inc.	83,915	1,933
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,932
	Towa Pharmaceutical Co. Ltd.	93,982	1,926
	Funai Soken Holdings Inc.	120,750	1,922
*	Sumitomo Pharma Co. Ltd.	559,350	1,919
	CRE Logistics REIT Inc.	2,090	1,912
	Mitsuboshi Belting Ltd.	74,400	1,910
*	Medley Inc.	78,300	1,910
	Japan Aviation Electronics Industry Ltd.	102,500	1,901
	Trusco Nakayama Corp.	128,600	1,900
	Maruzen Showa Unyu Co. Ltd.	49,200	1,897
	Musashi Seimitsu Industry Co. Ltd.	146,130	1,896
	Ichibanya Co. Ltd.	274,940	1,885
	Ichigo Inc.	717,600	1,880
	Namura Shipbuilding Co. Ltd.	182,400	1,880
	Nippon Paper Industries Co. Ltd.	319,900	1,868
	Premium Group Co. Ltd.	120,000	1,865
	Sanyo Denki Co. Ltd.	32,100	1,864
	SMS Co. Ltd.	165,900	1,860
[3]	Kura Sushi Inc.	70,700	1,857
	YAMABIKO Corp.	113,400	1,842
	Central Glass Co. Ltd.	80,813	1,841
	Bank of Nagoya Ltd.	46,912	1,837
	Noritsu Koki Co. Ltd.	70,700	1,828
	Menicon Co. Ltd.	166,100	1,828
*	Atom Corp.	409,857	1,824
	Tri Chemical Laboratories Inc.	91,676	1,824
[3]	Mirai Corp.	6,895	1,807
	U-Next Holdings Co. Ltd.	56,600	1,806
	Takasago International Corp.	53,200	1,805
	Musashino Bank Ltd.	103,000	1,797
	Eiken Chemical Co. Ltd.	110,800	1,793
[3]	Ichigo Office REIT Investment Corp.	3,486	1,790
	Yellow Hat Ltd.	109,500	1,785
	Yamazen Corp.	205,100	1,782
	Earth Corp.	52,043	1,778
	Dip Corp.	100,900	1,774
	FCC Co. Ltd.	113,643	1,767
	Tsuburaya Fields Holdings Inc.	132,074	1,766
	Takara Standard Co. Ltd.	162,499	1,765
	Yokogawa Bridge Holdings Corp.	96,700	1,765
	Maxell Ltd.	144,300	1,762
	Shinmaywa Industries Ltd.	196,668	1,744
	Maeda Kosen Co. Ltd.	150,600	1,743
	Oki Electric Industry Co. Ltd.	265,706	1,737
	Mitsuuroko Group Holdings Co. Ltd.	153,800	1,733
	Chudenko Corp.	82,600	1,731
	Okamoto Industries Inc.	49,700	1,723
	Konishi Co. Ltd.	199,700	1,716
	Nissha Co. Ltd.	139,960	1,714
	Mitsubishi Logisnext Co. Ltd.	230,000	1,710
	Future Corp.	132,900	1,702
	Gunze Ltd.	48,307	1,697
	Toyo Tanso Co. Ltd.	49,310	1,694
	Argo Graphics Inc.	49,200	1,692
	Dai-Dan Co. Ltd.	86,600	1,691
	Hogy Medical Co. Ltd.	56,522	1,688
	Kohnan Shoji Co. Ltd.	70,900	1,681
	TOMONY Holdings Inc.	647,800	1,677
	Konoike Transport Co. Ltd.	102,400	1,675
	Morita Holdings Corp.	125,266	1,672
	Transcosmos Inc.	76,596	1,672
	ZERIA Pharmaceutical Co. Ltd.	109,140	1,666
	Aeon Delight Co. Ltd.	58,500	1,662
	Valor Holdings Co. Ltd.	120,600	1,662
	JCU Corp.	72,100	1,662
	Hamakyorex Co. Ltd.	203,600	1,659
	Fujimori Kogyo Co. Ltd.	58,800	1,658
	Kyokuto Kaihatsu Kogyo Co. Ltd.	104,400	1,656
	Token Corp.	23,586	1,654
109

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sumitomo Densetsu Co. Ltd.	51,400	1,651
	Prima Meat Packers Ltd.	112,060	1,649
*	Fujita Kanko Inc.	27,000	1,647
	Star Micronics Co. Ltd.	128,398	1,645
	Toshiba TEC Corp.	72,000	1,637
	Sinko Industries Ltd.	57,241	1,636
[3]	HIS Co. Ltd.	142,700	1,635
	Union Tool Co.	34,800	1,627
[3]	Kumiai Chemical Industry Co. Ltd.	305,050	1,624
	Create SD Holdings Co. Ltd.	82,618	1,623
	Raysum Co. Ltd.	42,300	1,623
	Infomart Corp.	690,200	1,621
	Keiyo Bank Ltd.	358,600	1,607
	Topre Corp.	139,500	1,607
	Ogaki Kyoritsu Bank Ltd.	133,874	1,597
	Ricoh Leasing Co. Ltd.	49,606	1,596
	Toyobo Co. Ltd.	249,800	1,592
	Yonex Co. Ltd.	126,800	1,587
	Showa Sangyo Co. Ltd.	83,400	1,581
	Tosei Corp.	101,600	1,580
	Hankyu Hanshin REIT Inc.	1,990	1,575
	Heiwado Co. Ltd.	108,900	1,572
	Itochu Enex Co. Ltd.	149,900	1,569
	Zojirushi Corp.	149,700	1,566
	Sakata INX Corp.	155,400	1,562
[3]	Senshu Electric Co. Ltd.	46,882	1,559
	Shibuya Corp.	64,700	1,558
	Mochida Pharmaceutical Co. Ltd.	68,000	1,556
	Shikoku Kasei Holdings Corp.	115,700	1,555
	SOSiLA Logistics REIT Inc.	2,155	1,555
	PILLAR Corp.	55,200	1,545
	Life Corp.	71,000	1,543
	T Hasegawa Co. Ltd.	71,100	1,543
	Sekisui Jushi Corp.	103,600	1,537
	Fuji Co. Ltd.	114,000	1,530
	Taihei Dengyo Kaisha Ltd.	45,200	1,520
	Nissan Shatai Co. Ltd.	225,414	1,519
	Nagawa Co. Ltd.	34,000	1,512
	Daiichi Jitsugyo Co. Ltd.	95,900	1,506
	Fuso Chemical Co. Ltd.	61,700	1,505
	UT Group Co. Ltd.	88,700	1,505
	Kurabo Industries Ltd.	48,900	1,503
	Japan Wool Textile Co. Ltd.	180,889	1,500
	Daio Paper Corp.	264,400	1,499
	Hyakujushi Bank Ltd.	90,200	1,497
	Takara Leben Real Estate Investment Corp.	2,685	1,496
[3]	Anycolor Inc.	104,900	1,481
	Fukushima Galilei Co. Ltd.	40,900	1,477
	Toa Corp.	229,400	1,477
	Hiday Hidaka Corp.	81,819	1,472
	Hioki EE Corp.	27,400	1,471
	Yuasa Trading Co. Ltd.	47,900	1,456
	Doutor Nichires Holdings Co. Ltd.	99,237	1,455
	Sumitomo Mitsui Construction Co. Ltd.	571,146	1,452
	Mitani Sekisan Co. Ltd.	35,300	1,449
	Trancom Co. Ltd.	21,400	1,445
	Nitto Kogyo Corp.	74,488	1,439
	Kameda Seika Co. Ltd.	49,400	1,437
	Totech Corp.	83,900	1,437
	Aoyama Trading Co. Ltd.	167,000	1,432
	Restar Corp.	83,100	1,429
[3]	Nomura Micro Science Co. Ltd.	103,400	1,427
	Nachi-Fujikoshi Corp.	67,851	1,424
	KH Neochem Co. Ltd.	105,600	1,424
	Belc Co. Ltd.	33,200	1,421
	Furuya Metal Co. Ltd.	54,600	1,418
	Nikkiso Co. Ltd.	210,361	1,414
	Teikoku Sen-I Co. Ltd.	77,484	1,413
	TRE Holdings Corp.	120,400	1,412
	Nishio Holdings Co. Ltd.	57,800	1,407
110

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Raksul Inc.	166,600	1,404
	Piolax Inc.	88,500	1,403
	Tokyo Electron Device Ltd.	63,400	1,403
	Wakita & Co. Ltd.	135,900	1,401
	Sinanen Holdings Co. Ltd.	33,000	1,400
	Milbon Co. Ltd.	66,120	1,398
	Nichiden Corp.	67,800	1,396
	Prestige International Inc.	310,900	1,390
	Nitta Corp.	57,100	1,381
	I'll Inc.	67,300	1,375
[3]	Shoei Foods Corp.	47,500	1,373
	Japan Pulp & Paper Co. Ltd.	313,000	1,368
	Hibiya Engineering Ltd.	60,600	1,364
	Nohmi Bosai Ltd.	69,000	1,362
	BML Inc.	74,200	1,360
	en japan Inc.	85,200	1,357
	Shin-Etsu Polymer Co. Ltd.	131,200	1,357
	Marusan Securities Co. Ltd.	222,855	1,356
	WingArc1st Inc.	63,300	1,348
	Happinet Corp.	50,300	1,344
	Oiles Corp.	103,108	1,342
	Kosaido Holdings Co. Ltd.	384,000	1,339
	Sumitomo Riko Co. Ltd.	130,900	1,333
*	M&A Research Institute Holdings Inc.	92,073	1,333
	Onward Holdings Co. Ltd.	388,856	1,328
	Altech Corp.	72,900	1,320
	Kisoji Co. Ltd.	86,860	1,319
	Torishima Pump Manufacturing Co. Ltd.	72,800	1,319
	Noritz Corp.	113,687	1,317
	Matsuyafoods Holdings Co. Ltd.	29,700	1,316
	T-Gaia Corp.	75,600	1,314
	Nichireki Co. Ltd.	83,100	1,314
	Koshidaka Holdings Co. Ltd.	167,408	1,313
	Pacific Industrial Co. Ltd.	146,500	1,312
	JBCC Holdings Inc.	45,500	1,312
	Nippon Densetsu Kogyo Co. Ltd.	107,103	1,308
	Nagaileben Co. Ltd.	87,100	1,307
	Itoki Corp.	137,000	1,304
	Elecom Co. Ltd.	138,200	1,303
	Nippon Yakin Kogyo Co. Ltd.	47,379	1,303
	United Arrows Ltd.	91,167	1,299
	Integrated Design & Engineering Holdings Co. Ltd.	45,500	1,295
	One REIT Inc.	842	1,293
	RS Technologies Co. Ltd.	50,300	1,292
	Nichicon Corp.	197,583	1,291
	Ringer Hut Co. Ltd.	86,700	1,291
	Lifedrink Co. Inc.	111,440	1,287
	Nippon Seiki Co. Ltd.	163,832	1,281
	IDOM Inc.	184,500	1,276
	Furuno Electric Co. Ltd.	79,000	1,274
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,271
	Cybozu Inc.	92,400	1,269
	Optorun Co. Ltd.	101,500	1,267
	Nittetsu Mining Co. Ltd.	44,400	1,264
	Bando Chemical Industries Ltd.	106,500	1,262
	A&D HOLON Holdings Co. Ltd.	88,137	1,261
	First Bank of Toyama Ltd.	173,650	1,257
	Meisei Industrial Co. Ltd.	148,000	1,256
*	PKSHA Technology Inc.	54,400	1,251
	Genky DrugStores Co. Ltd.	61,600	1,250
	Central Automotive Products Ltd.	41,505	1,250
	Idec Corp.	77,500	1,249
	Anicom Holdings Inc.	283,800	1,248
[3]	Nextage Co. Ltd.	129,900	1,247
	ESPEC Corp.	71,508	1,246
	Japan Lifeline Co. Ltd.	158,300	1,244
	Tsugami Corp.	133,200	1,234
	TPR Co. Ltd.	81,929	1,233
	DyDo Group Holdings Inc.	61,288	1,229
	Comture Corp.	81,300	1,228
111

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Keihanshin Building Co. Ltd.	125,700	1,226
	Zuken Inc.	51,700	1,225
	Vital KSK Holdings Inc.	146,300	1,225
	Nomura Co. Ltd.	240,900	1,221
	Shofu Inc.	82,700	1,221
	Furukawa Co. Ltd.	112,298	1,220
	Tokyotokeiba Co. Ltd.	44,700	1,218
	TechMatrix Corp.	83,900	1,218
	S Foods Inc.	66,600	1,216
	Strike Co. Ltd.	49,814	1,211
	Sun Frontier Fudousan Co. Ltd.	101,800	1,209
	Joshin Denki Co. Ltd.	71,226	1,198
	Aichi Steel Corp.	42,302	1,193
	Axial Retailing Inc.	204,520	1,193
	Tachi-S Co. Ltd.	103,200	1,191
	Ishihara Sangyo Kaisha Ltd.	123,900	1,186
	Ryobi Ltd.	95,887	1,185
	Tama Home Co. Ltd.	47,000	1,185
	SIGMAXYZ Holdings Inc.	105,200	1,178
	Procrea Holdings Inc.	102,261	1,178
	Uchida Yoko Co. Ltd.	27,500	1,174
	Nippon Carbon Co. Ltd.	40,000	1,173
	Doshisha Co. Ltd.	80,800	1,166
	Hakuto Co. Ltd.	39,600	1,165
	Toho Bank Ltd.	677,964	1,163
	Digital Arts Inc.	34,100	1,161
	AZ-COM Maruwa Holdings Inc.	172,000	1,161
	Tsukishima Holdings Co. Ltd.	128,700	1,155
	Kyorin Pharmaceutical Co. Ltd.	116,000	1,151
	Roland Corp.	44,900	1,149
	CTI Engineering Co. Ltd.	38,800	1,146
[3]	TSI Holdings Co. Ltd.	195,300	1,144
	Npr Riken Corp.	74,500	1,144
	West Holdings Corp.	76,800	1,143
	Nippon Signal Co. Ltd.	186,716	1,140
	Curves Holdings Co. Ltd.	214,708	1,136
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,136
	Sintokogio Ltd.	172,800	1,132
	Tachibana Eletech Co. Ltd.	68,534	1,131
[3]	KeePer Technical Laboratory Co. Ltd.	41,136	1,130
	ASAHI YUKIZAI Corp.	42,311	1,129
	Nippon Ceramic Co. Ltd.	66,800	1,129
	Plus Alpha Consulting Co. Ltd.	80,634	1,127
*,3	RENOVA Inc.	198,800	1,126
	Valqua Ltd.	52,200	1,120
	Tokyu Construction Co. Ltd.	247,900	1,120
	Toyo Gosei Co. Ltd.	24,000	1,119
	Daikokutenbussan Co. Ltd.	16,100	1,116
	Yamaichi Electronics Co. Ltd.	66,689	1,114
	Oyo Corp.	66,800	1,113
	Sato Holdings Corp.	79,600	1,110
	Iriso Electronics Co. Ltd.	62,400	1,109
	Aeon Hokkaido Corp.	187,800	1,105
[3]	Change Holdings Inc.	140,300	1,103
	Hosokawa Micron Corp.	41,900	1,095
	Starzen Co. Ltd.	56,200	1,090
	Optex Group Co. Ltd.	102,100	1,086
	Broadleaf Co. Ltd.	293,400	1,086
	Yurtec Corp.	112,400	1,085
	Kanto Denka Kogyo Co. Ltd.	170,300	1,083
	Tenma Corp.	56,600	1,083
	Sumitomo Seika Chemicals Co. Ltd.	32,300	1,072
	Chori Co. Ltd.	39,800	1,067
	Takara Bio Inc.	159,600	1,064
	Takamatsu Construction Group Co. Ltd.	54,800	1,062
	Komori Corp.	146,700	1,061
	Fujibo Holdings Inc.	34,600	1,060
	Okinawa Financial Group Inc.	71,944	1,059
	Avex Inc.	107,300	1,056
	Asahi Diamond Industrial Co. Ltd.	189,322	1,052
112

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	AOKI Holdings Inc.	135,504	1,051
	Bell System24 Holdings Inc.	121,200	1,049
	JAC Recruitment Co. Ltd.	218,000	1,045
*	Chiyoda Corp.	543,300	1,044
	Torii Pharmaceutical Co. Ltd.	38,600	1,044
	Osaka Organic Chemical Industry Ltd.	54,500	1,044
	Eagle Industry Co. Ltd.	78,400	1,039
	Sakai Moving Service Co. Ltd.	64,200	1,037
	Teikoku Electric Manufacturing Co. Ltd.	55,800	1,033
	Oita Bank Ltd.	50,907	1,033
	Orient Corp.	173,800	1,033
[3]	United Super Markets Holdings Inc.	188,650	1,033
*,3	euglena Co. Ltd.	378,500	1,031
	Oriental Shiraishi Corp.	410,694	1,029
	Enplas Corp.	23,053	1,023
	Hirata Corp.	32,011	1,021
	Septeni Holdings Co. Ltd.	347,800	1,017
	Pack Corp.	41,500	1,016
	Yamanashi Chuo Bank Ltd.	95,117	1,014
	Tamura Corp.	279,500	1,013
	Riken Vitamin Co. Ltd.	57,700	1,010
	Chofu Seisakusho Co. Ltd.	78,300	1,005
	Sanyo Special Steel Co. Ltd.	80,670	997
	K&O Energy Group Inc.	47,800	992
[3]	Sumiseki Holdings Inc.	161,400	992
	Aisan Industry Co. Ltd.	112,000	991
	Raiznext Corp.	96,700	990
	SBS Holdings Inc.	60,100	987
	TV Asahi Holdings Corp.	75,600	984
	Riken Technos Corp.	144,600	984
	Arisawa Manufacturing Co. Ltd.	107,700	984
[3]	Tosei REIT Investment Corp.	1,188	983
	NS United Kaiun Kaisha Ltd.	34,300	971
	Transaction Co. Ltd.	59,900	970
	Denyo Co. Ltd.	58,400	967
	Starts Proceed Investment Corp.	843	966
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	962
	MEC Co. Ltd.	40,900	962
	Sala Corp.	173,600	961
	VT Holdings Co. Ltd.	311,800	958
	Bank of the Ryukyus Ltd.	146,667	957
	FP Partner Inc.	49,932	955
	TOA ROAD Corp.	115,780	955
	Unipres Corp.	130,980	952
	Miyazaki Bank Ltd.	54,893	951
	Kyokuyo Co. Ltd.	35,100	951
	Miyaji Engineering Group Inc.	72,800	951
	Shin Nippon Air Technologies Co. Ltd.	43,100	940
	eGuarantee Inc.	94,800	939
	San ju San Financial Group Inc.	85,052	936
	Halows Co. Ltd.	33,300	931
	Sagami Holdings Corp.	80,196	930
	Computer Engineering & Consulting Ltd.	78,770	928
	Yokorei Co. Ltd.	153,200	927
	Tokai Corp.	64,900	925
	Daiwa Industries Ltd.	97,600	923
	METAWATER Co. Ltd.	79,600	921
	Iwaki Co. Ltd.	49,200	921
	Mirarth Holdings Inc.	286,400	920
	Komehyo Holdings Co. Ltd.	37,000	917
	ES-Con Japan Ltd.	142,000	915
	Avant Group Corp.	65,000	915
	Kappa Create Co. Ltd.	85,588	912
	Samty Residential Investment Corp.	1,473	910
	Katakura Industries Co. Ltd.	69,492	906
	Daikyonishikawa Corp.	217,300	906
	Sodick Co. Ltd.	179,478	905
	OSAKA Titanium Technologies Co. Ltd.	64,500	904
	gremz Inc.	53,100	903
	Siix Corp.	123,200	902
113

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Insource Co. Ltd.	144,000	902
	JM Holdings Co. Ltd.	46,100	900
	J-Oil Mills Inc.	66,400	899
	Krosaki Harima Corp.	55,900	896
	Alconix Corp.	99,614	895
	Futaba Industrial Co. Ltd.	209,600	894
	Canon Electronics Inc.	56,494	892
	Sankei Real Estate Inc.	1,706	887
	ESCON Japan REIT Investment Corp.	1,157	881
	Hokuto Corp.	73,724	880
	Saibu Gas Holdings Co. Ltd.	74,973	878
	Japan Transcity Corp.	145,592	878
	Kurimoto Ltd.	35,200	874
	Yamae Group Holdings Co. Ltd.	68,400	874
*	Fujio Food Group Inc.	95,300	868
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	865
	Genki Global Dining Concepts Corp.	33,300	863
	Pasona Group Inc.	65,400	862
	Ehime Bank Ltd.	126,800	861
	Bank of Iwate Ltd.	57,324	860
	Goldcrest Co. Ltd.	43,980	857
	Mirai Industry Co. Ltd.	36,628	857
	Anest Iwata Corp.	92,900	856
	Osaka Steel Co. Ltd.	39,700	852
	Miroku Jyoho Service Co. Ltd.	71,400	850
	JP-Holdings Inc.	180,300	848
	Nissin Corp.	30,300	847
	Sakai Chemical Industry Co. Ltd.	47,409	845
	Geo Holdings Corp.	84,500	844
	Godo Steel Ltd.	33,100	843
	Okinawa Electric Power Co. Inc.	123,308	839
	Kyoei Steel Ltd.	74,012	839
	Fujicco Co. Ltd.	74,305	838
	Qol Holdings Co. Ltd.	89,799	836
	Sanyo Chemical Industries Ltd.	30,754	834
	HI-LEX Corp.	82,500	831
	Marudai Food Co. Ltd.	75,418	830
	Mars Group Holdings Corp.	40,200	827
	Aizawa Securities Group Co. Ltd.	77,297	827
	Tonami Holdings Co. Ltd.	21,500	826
	Chubu Steel Plate Co. Ltd.	52,500	825
	Akita Bank Ltd.	60,300	823
	Nafco Co. Ltd.	60,900	823
	Matsuda Sangyo Co. Ltd.	39,600	822
[3]	Weathernews Inc.	20,800	820
	Hokuetsu Industries Co. Ltd.	66,500	820
	Belluna Co. Ltd.	175,900	819
	Obara Group Inc.	29,540	818
	Shizuoka Gas Co. Ltd.	122,000	818
	Kamei Corp.	63,300	815
	Sanyo Electric Railway Co. Ltd.	61,384	815
	Wellneo Sugar Co. Ltd.	55,625	813
	Gree Inc.	264,700	807
	World Co. Ltd.	64,300	807
	Nippon Fine Chemical Co. Ltd.	51,600	806
*	SRE Holdings Corp.	32,296	805
	Matsuya Co. Ltd.	147,700	804
	MARUKA FURUSATO Corp.	55,600	800
[3]	Ise Chemicals Corp.	6,245	799
	Retail Partners Co. Ltd.	93,400	798
	Nippon Denko Co. Ltd.	415,890	797
	Alpen Co. Ltd.	59,300	796
	Fukui Bank Ltd.	68,455	795
	Santec Holdings Corp.	21,900	795
	Yokowo Co. Ltd.	79,437	792
	Daito Pharmaceutical Co. Ltd.	54,130	791
	Ines Corp.	77,800	789
	Neturen Co. Ltd.	121,000	788
	Key Coffee Inc.	59,293	786
	Hoosiers Holdings Co. Ltd.	118,700	786
114

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[3]	PHC Holdings Corp.	120,300	784
	Press Kogyo Co. Ltd.	217,500	782
[3]	J Trust Co. Ltd.	264,000	779
	Yamagata Bank Ltd.	123,004	777
	Toyo Kanetsu KK	26,500	774
	Cosel Co. Ltd.	96,100	773
*	Miyakoshi Holdings Inc.	65,810	772
	France Bed Holdings Co. Ltd.	93,400	770
	Tokushu Tokai Paper Co. Ltd.	31,300	769
	Asanuma Corp.	177,000	768
	Elematec Corp.	49,200	767
	Mie Kotsu Group Holdings Inc.	231,799	767
	Vision Inc.	111,465	767
	Seikitokyu Kogyo Co. Ltd.	78,700	767
	Shinagawa Refractories Co. Ltd.	65,900	767
	Nissei ASB Machine Co. Ltd.	25,200	765
*	eRex Co. Ltd.	186,800	765
	Health Care & Medical Investment Corp.	1,063	762
	Softcreate Holdings Corp.	53,478	758
	Mandom Corp.	91,954	757
	Pressance Corp.	61,148	757
	Topy Industries Ltd.	59,579	755
*	Nippon Sheet Glass Co. Ltd.	309,400	753
	Stella Chemifa Corp.	25,400	751
	Osaki Electric Co. Ltd.	145,100	751
	Sumida Corp.	121,509	747
	Daiki Aluminium Industry Co. Ltd.	102,930	745
	JCR Pharmaceuticals Co. Ltd.	165,800	741
	Shinko Shoji Co. Ltd.	116,800	736
	Yahagi Construction Co. Ltd.	74,400	735
	Nippon Road Co. Ltd.	68,700	733
	G-Tekt Corp.	71,300	732
	ZIGExN Co. Ltd.	194,000	731
	Ki-Star Real Estate Co. Ltd.	28,700	728
	Chiyoda Integre Co. Ltd.	33,000	727
	Toho Titanium Co. Ltd.	109,800	726
	Itochu-Shokuhin Co. Ltd.	16,100	725
	Nippon Parking Development Co. Ltd.	491,400	725
	Aiphone Co. Ltd.	37,200	721
	FULLCAST Holdings Co. Ltd.	71,446	719
	Macromill Inc.	136,000	719
	Daikoku Denki Co. Ltd.	32,800	718
	Kyokuto Securities Co. Ltd.	86,300	715
*	Oisix ra daichi Inc.	86,718	715
	MTI Ltd.	95,300	711
	Cawachi Ltd.	42,900	711
	TOC Co. Ltd.	178,046	709
	Management Solutions Co. Ltd.	57,236	709
	Seika Corp.	27,900	704
	Shinnihon Corp.	69,800	700
	Mitsuba Corp.	122,724	699
	St. Marc Holdings Co. Ltd.	45,555	693
	Daiho Corp.	30,200	691
	Koa Corp.	104,300	691
	Japan Investment Adviser Co. Ltd.	102,500	686
	Xebio Holdings Co. Ltd.	90,508	684
	Gakken Holdings Co. Ltd.	104,700	682
	KPP Group Holdings Co. Ltd.	158,815	682
	Tsubaki Nakashima Co. Ltd.	150,900	680
	Fixstars Corp.	72,200	676
	Okabe Co. Ltd.	132,735	673
[3]	Rock Field Co. Ltd.	70,168	670
	Toyo Corp.	64,717	667
	Universal Entertainment Corp.	78,362	667
	Elan Corp.	116,700	664
	Shibusawa Warehouse Co. Ltd.	32,209	663
	Imperial Hotel Ltd.	112,700	663
	m-up Holdings Inc.	76,700	662
	COLOPL Inc.	190,200	660
	GLOBERIDE Inc.	50,700	658
115

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	M&A Capital Partners Co. Ltd.	46,300	657
	Nittoku Co. Ltd.	59,500	657
	Hochiki Corp.	46,900	652
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	647
*	Istyle Inc.	226,800	647
	Rheon Automatic Machinery Co. Ltd.	68,715	639
	Tanseisha Co. Ltd.	120,700	637
	Komatsu Matere Co. Ltd.	119,200	636
	Nippon Thompson Co. Ltd.	202,100	633
	Fukuda Corp.	16,800	629
	Toenec Corp.	101,000	629
	Chubu Shiryo Co. Ltd.	68,600	627
	Giken Ltd.	54,700	626
	Yorozu Corp.	81,076	624
	Vector Inc.	100,000	622
	Base Co. Ltd.	32,200	621
	Onoken Co. Ltd.	63,100	618
	Software Service Inc.	7,400	615
	Riso Kyoiku Co. Ltd.	332,800	613
	Ichikoh Industries Ltd.	205,466	611
	JSB Co. Ltd.	34,500	610
	Achilles Corp.	61,600	609
	Honeys Holdings Co. Ltd.	55,190	609
	Carta Holdings Inc.	64,500	607
	Alpha Systems Inc.	28,900	605
	Aida Engineering Ltd.	116,606	604
	CAC Holdings Corp.	53,100	604
	Shima Seiki Manufacturing Ltd.	80,700	601
	Nihon Nohyaku Co. Ltd.	137,500	599
	LEC Inc.	69,648	599
	BRONCO BILLY Co. Ltd.	24,200	592
	Hokkaido Gas Co. Ltd.	154,000	591
	Seikagaku Corp.	103,141	591
	Pharma Foods International Co. Ltd.	93,016	582
	Shikoku Bank Ltd.	94,940	581
	Shin Nippon Biomedical Laboratories Ltd.	71,400	576
	Link & Motivation Inc.	158,300	575
	Tekken Corp.	36,600	573
	Shinwa Co. Ltd.	32,400	569
	Ryoden Corp.	35,500	564
	Chiyoda Co. Ltd.	64,200	559
	Fudo Tetra Corp.	40,220	557
	Inageya Co. Ltd.	73,600	556
	Asahi Co. Ltd.	55,000	552
	Shinsho Corp.	13,500	548
	Aichi Corp.	69,900	546
	G-7 Holdings Inc.	58,200	545
[3]	YA-MAN Ltd.	97,600	539
	Kawada Technologies Inc.	34,500	538
	EM Systems Co. Ltd.	153,600	538
	Icom Inc.	28,500	537
	Yukiguni Maitake Co. Ltd.	78,200	537
	Proto Corp.	57,600	536
	Kanaden Corp.	55,800	533
	SRA Holdings	19,100	533
*	Nippon Chemi-Con Corp.	76,181	526
	Tochigi Bank Ltd.	309,712	524
	Futaba Corp.	153,132	511
	Intage Holdings Inc.	48,800	509
	ValueCommerce Co. Ltd.	71,200	508
	CMK Corp.	191,600	507
	V Technology Co. Ltd.	32,100	504
	Fujiya Co. Ltd.	28,900	504
	Kenko Mayonnaise Co. Ltd.	35,300	503
	Yondoshi Holdings Inc.	41,300	499
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	498
	Midac Holdings Co. Ltd.	41,310	498
	NEC Capital Solutions Ltd.	20,400	496
	Tayca Corp.	46,232	495
	Hodogaya Chemical Co. Ltd.	17,500	494
116

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	DKK Co. Ltd.	38,780	490
	DKS Co. Ltd.	22,000	490
*,3	giftee Inc.	79,504	486
	Ichiyoshi Securities Co. Ltd.	96,700	485
	Sankyo Seiko Co. Ltd.	125,197	484
*	Pacific Metals Co. Ltd.	53,608	477
	Nitto Kohki Co. Ltd.	28,100	474
*	PIA Corp.	23,100	473
	S-Pool Inc.	197,860	469
	Shimizu Bank Ltd.	49,800	464
	Sparx Group Co. Ltd.	51,120	460
	Kyodo Printing Co. Ltd.	20,600	459
	Towa Bank Ltd.	121,150	457
	Solasto Corp.	143,100	457
	YAKUODO Holdings Co. Ltd.	32,800	456
	Kyosan Electric Manufacturing Co. Ltd.	129,100	454
	Shimojima Co. Ltd.	52,400	453
	Tv Tokyo Holdings Corp.	20,100	450
	Dai Nippon Toryo Co. Ltd.	67,000	447
	Moriroku Holdings Co. Ltd.	29,100	447
	Sanshin Electronics Co. Ltd.	33,400	445
	Gamecard-Joyco Holdings Inc.	34,200	443
	Tomoku Co. Ltd.	29,100	441
	LITALICO Inc.	61,700	441
	Nichiban Co. Ltd.	34,300	440
	Kojima Co. Ltd.	63,300	439
	Koatsu Gas Kogyo Co. Ltd.	73,900	439
	Zenrin Co. Ltd.	82,950	439
	Mitsubishi Research Institute Inc.	15,900	439
*	Remixpoint Inc.	441,602	434
	Bank of Saga Ltd.	32,100	432
	Feed One Co. Ltd.	77,820	432
*,3	Sourcenext Corp.	297,400	431
	Tokyo Energy & Systems Inc.	57,500	426
*,3	W-Scope Corp.	183,600	426
	Okuwa Co. Ltd.	71,500	425
*,3	Demae-Can Co. Ltd.	268,800	422
	GMO Financial Holdings Inc.	100,800	421
	Furukawa Battery Co. Ltd.	46,455	418
	CTS Co. Ltd.	69,742	415
	WATAMI Co. Ltd.	59,400	415
	JDC Corp.	121,600	410
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	408
	Sankyo Tateyama Inc.	83,600	407
	Takaoka Toko Co. Ltd.	31,900	407
	Studio Alice Co. Ltd.	29,800	400
	Central Security Patrols Co. Ltd.	21,595	394
	JSP Corp.	30,700	392
	Taki Chemical Co. Ltd.	16,200	392
	Maxvalu Tokai Co. Ltd.	18,200	389
	Arakawa Chemical Industries Ltd.	44,600	387
	FIDEA Holdings Co. Ltd.	41,920	387
	Daido Metal Co. Ltd.	119,200	386
	Shindengen Electric Manufacturing Co. Ltd.	24,600	385
	Maezawa Kyuso Industries Co. Ltd.	47,000	383
*	Japan Display Inc.	2,647,900	380
	Ministop Co. Ltd.	33,100	377
	Toa Corp. (XTKS)	58,900	375
	Fuji Pharma Co. Ltd.	43,800	374
	Advan Group Co. Ltd.	60,400	372
	Sanoh Industrial Co. Ltd.	78,000	370
	Okura Industrial Co. Ltd.	20,700	367
	Akatsuki Inc.	26,200	363
*	Net Protections Holdings Inc.	153,100	360
	Hisaka Works Ltd.	54,100	353
	Chuo Spring Co. Ltd.	43,600	350
	Aeon Fantasy Co. Ltd.	19,800	346
	GMO GlobalSign Holdings KK	18,778	343
	Marvelous Inc.	88,000	337
	Kintetsu Department Store Co. Ltd.	24,500	334
117

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Pronexus Inc.	39,035	331
	Fuso Pharmaceutical Industries Ltd.	19,700	328
	Inui Global Logistics Co. Ltd.	43,808	321
	Nihon Chouzai Co. Ltd.	34,900	319
*	Optim Corp.	82,338	319
	Hokkan Holdings Ltd.	28,200	318
	Fukui Computer Holdings Inc.	17,900	316
	World Holdings Co. Ltd.	25,200	315
	Mimasu Semiconductor Industry Co. Ltd.	12,900	311
	Nippon Coke & Engineering Co. Ltd.	494,700	309
	Rokko Butter Co. Ltd.	33,000	307
	Nihon Tokushu Toryo Co. Ltd.	40,500	306
	FAN Communications Inc.	111,900	304
	Yamashin-Filter Corp.	99,600	303
	Nakayama Steel Works Ltd.	61,200	302
*	KNT-CT Holdings Co. Ltd.	35,800	300
	Artnature Inc.	54,800	298
	ST Corp.	30,300	295
	Nippon Rietec Co. Ltd.	43,100	293
	SBI ARUHI Corp.	55,126	292
	Ebase Co. Ltd.	68,800	290
	Taisei Lamick Co. Ltd.	17,100	289
*	Gurunavi Inc.	142,300	289
	Atrae Inc.	56,816	288
	Corona Corp.	46,600	287
[3]	Takatori Corp.	18,390	287
	Inaba Seisakusho Co. Ltd.	24,400	284
*	TerraSky Co. Ltd.	22,910	277
*,3	Jamco Corp.	33,800	275
	Nihon Trim Co. Ltd.	11,900	273
[3]	Kitanotatsujin Corp.	263,000	272
[3]	Airtrip Corp.	40,018	270
	Digital Holdings Inc.	40,945	268
	Nippon Sharyo Ltd.	18,500	265
	Melco Holdings Inc.	16,600	265
	Iseki & Co. Ltd.	40,887	264
	Oro Co. Ltd.	16,667	260
	Tsutsumi Jewelry Co. Ltd.	18,200	252
	Central Sports Co. Ltd.	15,675	251
[3]	Abalance Corp.	42,000	247
	Media Do Co. Ltd.	27,521	241
	Nisso Holdings Co. Ltd.	44,600	241
	Yushin Precision Equipment Co. Ltd.	55,200	240
	Amuse Inc.	26,700	237
	I-PEX Inc.	22,900	235
	WDB Holdings Co. Ltd.	20,712	232
	Sekisui Kasei Co. Ltd.	90,300	219
[3]	Fibergate Inc.	33,349	218
	BrainPad Inc.	41,157	217
*	Kourakuen Holdings Corp.	26,400	216
	Gecoss Corp.	34,200	216
	Medical Data Vision Co. Ltd.	61,800	208
	IR Japan Holdings Ltd.	37,900	208
	LIFULL Co. Ltd.	215,900	207
	Tess Holdings Co. Ltd.	112,700	207
[3]	Ohara Inc.	24,388	205
	Airport Facilities Co. Ltd.	53,200	202
	Kanamic Network Co. Ltd.	56,600	201
	Cleanup Corp.	41,900	198
*,3	Open Door Inc.	43,200	194
*	Gunosy Inc.	42,000	193
	Tosho Co. Ltd.	41,800	185
	Takamiya Co. Ltd.	62,800	182
	Daisyo Corp.	25,700	176
*	FDK Corp.	41,914	175
	CHIMNEY Co. Ltd.	20,000	164
*	Shimadaya Corp.	16,600	161
	Taiho Kogyo Co. Ltd.	37,900	151
	Tokyo Individualized Educational Institute Inc.	55,312	145
*	Tatsuta Electric Wire & Cable Co. Ltd.	26,500	136
118

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Japan Medical Dynamic Marketing Inc.	32,118	131
			1,376,763
Kuwait (0.3%)
	National Industries Group Holding SAK	6,609,899	5,175
	Al Ahli Bank of Kuwait KSCP	3,521,097	3,214
	Boubyan Petrochemicals Co. KSCP	1,303,070	2,845
	Humansoft Holding Co. KSC	300,439	2,558
*	Warba Bank KSCP	4,077,690	2,535
	Boursa Kuwait Securities Co. KPSC	359,590	2,498
	Commercial Real Estate Co. KSC	4,762,158	2,282
	Kuwait Telecommunications Co.	1,239,831	2,272
	Kuwait Real Estate Co. KSC	2,865,610	2,231
	Salhia Real Estate Co. KSCP	1,562,415	2,193
*	Kuwait Projects Co. Holding KSCP	6,398,170	2,087
	Gulf Cables & Electrical Industries Group Co. KSCP	344,146	1,866
	Kuwait International Bank KSCP	2,553,312	1,587
	Integrated Holding Co. KCSC	652,260	1,084
*	Jazeera Airways Co. KSCP	288,957	971
*	National Real Estate Co. KPSC	3,248,348	823
*	Alimtiaz Investment Group KSC	3,634,723	571
			36,792
Malaysia (1.0%)
	Sunway Bhd.	7,561,800	7,512
	Inari Amertron Bhd.	10,728,300	6,955
	Bursa Malaysia Bhd.	2,778,854	5,726
	Yinson Holdings Bhd.	7,414,240	4,571
	TIME dotCom Bhd.	3,987,700	4,429
	KPJ Healthcare Bhd.	9,055,600	4,301
	Sime Darby Property Bhd.	11,789,458	3,796
	Frontken Corp. Bhd.	4,277,050	3,712
	United Plantations Bhd.	573,800	3,517
	My EG Services Bhd.	18,420,600	3,473
	HAP Seng Consolidated Bhd.	3,269,500	2,906
	SP Setia Bhd. Group	8,962,600	2,861
	IOI Properties Group Bhd.	5,333,600	2,759
	Heineken Malaysia Bhd.	481,949	2,497
	Kossan Rubber Industries Bhd.	5,149,300	2,455
	Scientex Bhd.	2,402,300	2,429
	IGB REIT	4,839,800	2,294
	VS Industry Bhd.	10,107,250	2,228
	Mah Sing Group Bhd.	5,662,697	2,204
	Axis REIT	5,375,300	2,194
	Bank Islam Malaysia Bhd	3,459,350	2,132
	Carlsberg Brewery Malaysia Bhd. Class B	416,000	1,841
	CTOS Digital Bhd.	6,646,400	1,748
	Pentamaster Corp. Bhd.	1,901,050	1,659
*	Greatech Technology Bhd.	3,321,200	1,651
	Malaysian Pacific Industries Bhd.	275,300	1,619
*	Bumi Armada Bhd.	13,354,800	1,516
	BerMaz Auto Bhd.	3,120,240	1,461
	MBSB Bhd.	8,688,000	1,459
	UEM Sunrise Bhd.	5,461,600	1,192
	D&O Green Technologies Bhd.	2,231,400	1,165
*	Chin Hin Group Bhd.	1,798,422	1,069
	Padini Holdings Bhd.	1,330,200	1,064
*	Berjaya Corp. Bhd.	13,496,728	978
*	Supermax Corp. Bhd.	5,263,400	970
	Sports Toto Bhd.	2,569,286	889
	Malaysian Resources Corp. Bhd.	7,061,538	885
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	795
*	Dagang NeXchange Bhd.	9,520,600	765
	Cahya Mata Sarawak Bhd.	2,391,700	753
	DRB-Hicom Bhd.	3,156,427	753
	British American Tobacco Malaysia Bhd.	432,600	712
*	UWC Bhd.	1,315,500	700
	Velesto Energy Bhd.	16,078,580	693
*	WCT Holdings Bhd.	3,337,051	684
	Hibiscus Petroleum Bhd.	1,267,280	579
*,1	Lotte Chemical Titan Holding Bhd.	1,843,705	395
119

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Astro Malaysia Holdings Bhd.	4,680,400	261
*	PMB Technology Bhd.	355,398	139
			103,346
Mexico (0.2%)
[1]	FIBRA Macquarie Mexico	2,670,913	4,421
	Genomma Lab Internacional SAB de CV Class B	2,582,380	3,448
	La Comer SAB de CV	1,612,507	2,916
	Bolsa Mexicana de Valores SAB de CV	1,523,066	2,491
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,130,098	2,329
*,1	Grupo Traxion SAB de CV	1,337,249	1,456
	TF Administradora Industrial S de RL de CV	613,656	1,128
*,1	Nemak SAB de CV	7,554,087	797
	Grupo Rotoplas SAB de CV	653,648	675
*	Ollamani SAB	333,700	567
			20,228
Netherlands (1.1%)
	Arcadis NV	254,096	17,595
[1]	Signify NV	455,273	11,147
	SBM Offshore NV	547,367	10,019
	Fugro NV	382,498	8,795
*,1	Just Eat Takeaway.com NV	646,636	7,390
	Allfunds Group plc	1,130,889	6,917
	Van Lanschot Kempen NV	131,457	6,009
	TKH Group NV	134,930	5,490
	Corbion NV	202,979	5,089
*,1,3	Basic-Fit NV	184,540	4,569
*,3	Galapagos NV	168,676	4,503
	Koninklijke BAM Groep NV	953,559	4,401
	APERAM SA	149,591	4,072
	Eurocommercial Properties NV	146,144	3,719
	Flow Traders Ltd.	113,665	2,601
	Wereldhave NV	147,622	2,275
	AMG Critical Materials NV	108,493	1,851
	Vastned Retail NV	60,005	1,610
	Sligro Food Group NV	128,327	1,602
[3]	PostNL NV	1,218,639	1,466
	NSI NV	61,373	1,322
*,3	TomTom NV	206,395	1,127
*,1,3	Alfen NV	73,585	987
	Brunel International NV	75,448	730
[1]	B&S Group Sarl	68,391	345
			115,631
New Zealand (0.3%)
	Summerset Group Holdings Ltd.	795,219	5,872
	Goodman Property Trust	3,542,470	4,465
	Freightways Group Ltd.	558,369	3,501
	Precinct Properties Group	4,491,255	3,382
	Kiwi Property Group Ltd.	5,379,233	3,005
	Genesis Energy Ltd.	2,016,780	2,571
	Vector Ltd.	923,349	2,114
	SKYCITY Entertainment Group Ltd.	2,494,105	2,042
	Argosy Property Ltd.	2,680,564	1,736
	Stride Property Group	2,000,860	1,657
*	Oceania Healthcare Ltd.	2,390,464	1,112
	Scales Corp. Ltd.	419,772	1,005
	SKY Network Television Ltd.	488,172	799
			33,261
Norway (1.7%)
	Storebrand ASA	1,406,050	16,034
	Subsea 7 SA	821,672	12,629
	TOMRA Systems ASA	799,679	11,497
	Bakkafrost P/F	179,411	10,819
	Frontline plc	494,014	9,552
	SpareBank 1 SR-Bank ASA	633,962	8,401
*	Nordic Semiconductor ASA	654,426	6,504
	SpareBank 1 SMN	419,825	6,191
	TGS ASA	677,356	6,146
	Borregaard ASA	341,510	6,062
120

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hafnia Ltd.	980,653	5,772
	Protector Forsikring ASA	218,763	5,694
*	Cadeler A/S	716,974	4,817
*	DOF Group ASA	595,310	4,753
	Golden Ocean Group Ltd.	435,430	4,710
	Leroy Seafood Group ASA	984,582	4,537
	Aker Solutions ASA	906,513	4,295
	Veidekke ASA	367,516	4,199
	Hoegh Autoliners ASA	382,142	4,022
[1]	BW LPG Ltd.	289,807	3,738
	Atea ASA	289,090	3,715
	Wallenius Wilhelmsen ASA	351,347	3,493
[3]	Borr Drilling Ltd.	807,766	3,376
[1]	Europris ASA	534,029	3,295
*,1	Scatec ASA	421,179	3,069
*,1	Crayon Group Holding ASA	282,955	2,802
	DNO ASA	2,845,940	2,789
	MPC Container Ships ASA	1,380,533	2,721
*,1	Entra ASA	252,760	2,698
	Austevoll Seafood ASA	304,686	2,644
	FLEX LNG Ltd.	105,910	2,602
*,3	NEL ASA	5,814,677	2,250
	Stolt-Nielsen Ltd.	76,479	2,186
	Bonheur ASA	71,950	1,814
	Wilh Wilhelmsen Holding ASA Class A	46,126	1,717
*,1	Elkem ASA	1,002,620	1,639
*	Hexagon Composites ASA	415,500	1,635
[3]	Grieg Seafood ASA	189,721	1,149
	BW Offshore Ltd.	289,919	788
*	Aker Carbon Capture ASA	1,264,269	706
*	BW Energy Ltd.	246,382	515
*,3	Cavendish Hydrogen ASA	115,069	120
			188,095
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	1,348,844	1,367
	Pakistan State Oil Co. Ltd.	517,825	413
	Millat Tractors Ltd.	127,101	247
	Engro Corp. Ltd.	118,946	128
			2,155
Philippines (0.1%)
	Century Pacific Food Inc.	4,342,200	3,136
	AREIT Inc.	2,887,700	1,938
	Robinson's Land Corp.	5,983,797	1,580
	Wilcon Depot Inc.	4,562,900	1,263
	D&L Industries Inc.	7,925,400	852
	First Gen Corp.	1,783,487	553
*	Cebu Air Inc.	519,080	293
			9,615
Poland (0.7%)
[3]	CD Projekt SA	229,278	9,231
*	CCC SA	159,318	7,038
	Alior Bank SA	317,396	6,936
	KRUK SA	60,629	6,496
	Grupa Kety SA	32,597	5,556
	Budimex SA	44,172	5,524
*	PGE Polska Grupa Energetyczna SA	3,048,838	5,271
*	Bank Millennium SA	2,115,929	4,406
	Orange Polska SA	2,255,202	4,392
	Asseco Poland SA	168,597	3,782
	Benefit Systems SA	5,756	3,458
*	Tauron Polska Energia SA	3,273,493	3,027
	Bank Handlowy w Warszawie SA	114,528	2,576
*	Enea SA	889,403	2,476
*	Pepco Group NV	497,279	2,128
[1]	XTB SA	131,010	2,123
*	Cyfrowy Polsat SA	506,512	1,602
*	AmRest Holdings SE	256,433	1,338
*,3	Jastrzebska Spolka Weglowa SA	180,563	1,213
*,3	Grupa Azoty SA	166,331	860
121

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Warsaw Stock Exchange	75,126	797
			80,230
Portugal (0.3%)
	Banco Comercial Portugues SA Class R	26,300,053	13,267
	Navigator Co. SA	887,684	3,424
	REN - Redes Energeticas Nacionais SGPS SA	1,357,468	3,390
	Sonae SGPS SA	2,951,242	2,916
	NOS SGPS SA	706,687	2,703
	CTT-Correios de Portugal SA	367,572	1,710
	Altri SGPS SA	276,289	1,494
	Corticeira Amorim SGPS SA	124,358	1,136
	Semapa-Sociedade de Investimento e Gestao	49,025	790
[3]	Mota-Engil SGPS SA	253,105	706
*	Greenvolt-Energias Renovaveis SA	9,113	79
			31,615
Qatar (0.1%)
	Doha Bank QPSC	8,214,579	4,044
	Gulf International Services QSC	3,093,667	2,693
	United Development Co. QSC	6,133,391	1,924
	Al Meera Consumer Goods Co. QSC	354,293	1,440
			10,101
Romania (0.0%)
	TTS Transport Trade Services SA	361,540	551
*	Teraplast SA	4,260,958	436
			987
Russia (0.0%)
*,1,2	Detsky Mir PJSC	2,390,633	—
*,2	OGK-2 PJSC	54,519,850	—
*,2	TGC-1 PJSC	2,060,900,000	—
*,2	Mechel PJSC	477,169	—
*,2	LSR Group PJSC	66,793	—
*,2	EL5-ENERO PJSC	24,682,000	—
*,2	Gruppa Kompanii Samolyot PAO	30,568	—
*,2	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,2	Bank St. Petersburg PJSC	642,145	—
*,2	IDGC of Centre and Volga Region PJSC	236,900,000	—
*,2	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.7%)
	Electrical Industries Co.	2,202,653	4,677
	Saudi Chemical Co. Holding	1,422,442	4,402
	National Medical Care Co.	76,005	3,857
	National Gas & Industrialization Co.	127,551	3,686
*	National Agriculture Development Co.	503,830	3,550
	Al Masane Al Kobra Mining Co.	172,958	3,415
	United International Transportation Co.	144,552	3,311
	National Co. for Learning & Education	55,835	3,258
*	Saudi Real Estate Co.	457,934	3,128
	Al Hammadi Holding	272,199	2,888
*	Middle East Healthcare Co.	139,010	2,668
	Arriyadh Development Co.	323,773	2,589
	Saudi Automotive Services Co.	115,734	2,490
*	Al Moammar Information Systems Co.	49,103	2,458
	Al-Dawaa Medical Services Co.	98,244	2,304
	East Pipes Integrated Co. for Industry	47,531	2,099
*	AlKhorayef Water & Power Technologies Co.	48,726	2,086
	Retal Urban Development Co.	520,185	2,006
	Southern Province Cement Co.	221,807	1,954
*	Perfect Presentation For Commercial Services Co.	489,411	1,934
	Almunajem Foods Co.	62,093	1,922
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	205,491	1,828
	Etihad Atheeb Telecommunication Co.	56,241	1,742
	Yanbu Cement Co.	258,142	1,581
*	Saudi Ceramic Co.	171,207	1,482
*	Middle East Paper Co.	139,739	1,482
	Al Rajhi REIT	642,952	1,464
	Eastern Province Cement Co.	151,621	1,401
	Bawan Co.	106,912	1,265
122

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Saudi Public Transport Co.	208,080	1,219
	Arabian Cement Co.	178,516	1,196
	City Cement Co.	213,276	995
	Northern Region Cement Co.	331,279	792
*	Najran Cement Co.	317,139	773
*	Zamil Industrial Investment Co.	102,314	755
*	Sinad Holding Co.	173,573	660
*	Herfy Food Services Co.	64,929	421
			79,738
Singapore (0.6%)
	Frasers Centrepoint Trust	3,754,208	6,334
	Keppel Infrastructure Trust	14,445,968	4,778
	Golden Agri-Resources Ltd.	21,656,550	4,754
	ESR-LOGOS REIT	21,438,684	4,535
	Parkway Life REIT	1,277,581	3,644
	iFAST Corp. Ltd.	558,000	3,157
	Capitaland India Trust	3,251,210	2,678
	Sheng Siong Group Ltd.	2,224,100	2,674
	Lendlease Global Commercial REIT	5,798,519	2,510
	PARAGON REIT	3,732,400	2,466
	CapitaLand China Trust	3,909,699	2,230
	Raffles Medical Group Ltd.	3,305,484	2,200
	Starhill Global REIT	5,394,608	2,079
	Singapore Post Ltd.	4,931,300	2,024
	CDL Hospitality Trusts	2,853,942	1,935
	First Resources Ltd.	1,753,629	1,931
	Cromwell European REIT	1,092,640	1,916
	AIMS APAC REIT	1,964,658	1,882
	Digital Core REIT Management Pte. Ltd.	2,957,600	1,837
	OUE REIT	7,810,309	1,698
	Far East Hospitality Trust	3,419,700	1,599
	UMS Holdings Ltd.	1,964,800	1,506
	Riverstone Holdings Ltd.	1,877,000	1,285
	AEM Holdings Ltd.	940,915	917
	First REIT	3,903,172	786
*	Keppel Pacific Oak US REIT	3,170,000	777
*	Manulife US REIT	6,221,088	687
	Bumitama Agri Ltd.	938,600	550
	Nanofilm Technologies International Ltd.	691,400	424
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	334
*,2,3	Ezra Holdings Ltd.	3,957,810	—
*,2	Eagle Hospitality Trust	2,004,300	—
			66,127
South Africa (1.1%)
	Truworths International Ltd.	1,216,806	7,748
	AVI Ltd.	1,147,811	7,198
	Momentum Group Ltd.	4,284,230	6,988
	Redefine Properties Ltd.	19,312,193	5,354
	Sappi Ltd.	1,917,660	5,159
*	SPAR Group Ltd.	678,511	4,898
	Life Healthcare Group Holdings Ltd.	5,294,337	4,801
[3]	Fortress Real Estate Investments Ltd. Class B	4,064,967	4,339
	Netcare Ltd.	4,711,645	3,963
	Vukile Property Fund Ltd.	3,650,630	3,860
	Thungela Resources Ltd.	472,105	3,405
	Motus Holdings Ltd.	486,095	3,255
	Resilient REIT Ltd.	983,177	3,120
[1]	Dis-chem Pharmacies Ltd.	1,494,673	3,072
	Hyprop Investments Ltd.	1,288,189	3,050
	Barloworld Ltd.	584,358	2,752
*	Pick n Pay Stores Ltd.	1,835,345	2,648
	Coronation Fund Managers Ltd.	1,128,426	2,568
	Reunert Ltd.	536,879	2,453
	Omnia Holdings Ltd.	579,572	2,212
[3]	Equites Property Fund Ltd.	2,447,906	1,954
	AECI Ltd.	334,657	1,833
	Attacq Ltd.	2,449,091	1,822
	JSE Ltd.	254,598	1,810
	DRDGOLD Ltd.	1,460,377	1,783
123

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	MAS plc	1,698,489	1,765
	Sun International Ltd.	643,843	1,660
*	KAP Ltd.	8,874,357	1,658
	DataTec Ltd.	703,518	1,609
*	Telkom SA SOC Ltd.	1,030,151	1,589
	Grindrod Ltd.	1,969,407	1,575
	Hosken Consolidated Investments Ltd.	148,104	1,559
	Afrimat Ltd.	401,786	1,517
*	We Buy Cars Pty Ltd.	729,612	1,496
	Ninety One Ltd.	699,271	1,494
	Super Group Ltd.	1,083,304	1,380
	Curro Holdings Ltd.	1,703,393	1,231
*	Astral Foods Ltd.	124,649	1,223
	Burstone Group Ltd.	2,118,501	1,129
			112,930
South Korea (3.7%)
	Hyundai Rotem Co. Ltd.	258,568	11,603
*	LigaChem Biosciences Inc.	86,723	8,050
	JB Financial Group Co. Ltd.	599,152	7,773
	LIG Nex1 Co. Ltd.	38,735	6,894
	Hyosung Heavy Industries Corp.	22,105	6,357
*	Enchem Co. Ltd.	46,514	5,804
	Samyang Foods Co. Ltd.	13,721	5,116
	Sam Chun Dang Pharm Co. Ltd.	47,268	4,584
	KIWOOM Securities Co. Ltd.	43,696	4,232
	LEENO Industrial Inc.	31,478	4,101
	IsuPetasys Co. Ltd.	159,941	4,075
*	Hanall Biopharma Co. Ltd.	125,763	3,987
*	Peptron Inc.	62,377	3,943
	Classys Inc.	106,342	3,880
*	Hugel Inc.	19,211	3,779
	PharmaResearch Co. Ltd.	20,987	3,408
	Eo Technics Co. Ltd.	27,623	3,350
*	Doosan Robotics Inc.	66,175	3,328
	JYP Entertainment Corp.	94,151	3,312
	TechWing Inc.	104,998	3,292
	HPSP Co. Ltd.	147,333	3,220
	Youngone Corp.	100,182	3,055
	Poongsan Corp.	60,783	3,040
	DB HiTek Co. Ltd.	107,294	2,986
	CS Wind Corp.	68,038	2,864
	Cosmax Inc.	26,042	2,835
	Doosan Co. Ltd.	19,531	2,795
*	APR Corp.	77,275	2,770
	Hanwha Systems Co. Ltd.	205,387	2,698
*	Naturecell Co. Ltd.	168,797	2,662
	Korean Reinsurance Co.	387,413	2,642
*	Daejoo Electronic Materials Co. Ltd.	33,450	2,593
	Kolmar Korea Co. Ltd.	50,711	2,579
	Jusung Engineering Co. Ltd.	117,022	2,573
	Hansol Chemical Co. Ltd.	28,066	2,545
	Douzone Bizon Co. Ltd.	57,143	2,436
*	People & Technology Inc.	63,507	2,387
*	Silicon2 Co. Ltd.	87,327	2,377
*	Rainbow Robotics	26,983	2,365
	Hyundai Elevator Co. Ltd.	68,954	2,357
	Park Systems Corp.	15,174	2,330
	Hyosung TNC Corp.	10,460	2,328
	DL E&C Co. Ltd.	103,436	2,313
*	Oscotec Inc.	111,912	2,275
	ST Pharm Co. Ltd.	31,192	2,251
*	WONIK IPS Co. Ltd.	113,040	2,241
*	ABLBio Inc.	83,122	2,240
	Hyosung Advanced Materials Corp.	11,464	2,199
	Medytox Inc.	17,477	2,163
*	HLB Life Science Co. Ltd.	332,481	2,118
*	Lunit Inc.	74,155	2,115
	Soulbrain Co. Ltd.	14,507	2,114
*	Hanwha Engine	197,864	2,030
124

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ISU Specialty Chemical	68,598	1,997
	KEPCO Engineering & Construction Co. Inc.	40,289	1,990
	Dongjin Semichem Co. Ltd.	103,177	1,989
	SK REITs Co. Ltd.	572,380	1,920
	SM Entertainment Co. Ltd.	37,194	1,902
*	Chabiotech Co. Ltd.	152,363	1,894
	LX International Corp.	86,096	1,891
	Chong Kun Dang Pharmaceutical Corp.	25,348	1,879
*	SOLUM Co. Ltd.	134,438	1,856
	Soop Co. Ltd.	26,484	1,835
	LOTTE Fine Chemical Co. Ltd.	54,374	1,820
	HDC Hyundai Development Co-Engineering & Construction	126,706	1,816
	TCC Steel	57,958	1,813
	Daewoong Pharmaceutical Co. Ltd.	15,740	1,806
	HK inno N Corp.	49,641	1,775
	Seegene Inc.	100,269	1,740
*	Seojin System Co. Ltd.	84,635	1,731
*	VT Co. Ltd.	70,803	1,727
	Daishin Securities Co. Ltd.	137,084	1,704
	Advanced Nano Products Co. Ltd.	27,181	1,695
	LX Semicon Co. Ltd.	37,408	1,653
	ISC Co. Ltd.	35,387	1,640
	Shinsung Delta Tech Co. Ltd.	49,830	1,595
*	Taihan Electric Wire Co. Ltd.	185,594	1,567
*	HLB Therapeutics Co. Ltd.	233,885	1,558
*	Hyundai Bioscience Co. Ltd.	123,493	1,546
*	Kumho Tire Co. Inc.	479,517	1,537
	Hyundai Construction Equipment Co. Ltd.	41,332	1,534
*	Joongang Advanced Materials Co. Ltd.	184,959	1,524
	Kolon Industries Inc.	63,546	1,490
*	Fadu Inc.	96,495	1,489
	Shinhan Alpha REIT Co. Ltd.	351,287	1,472
*	Mezzion Pharma Co. Ltd.	56,106	1,447
*	Cosmochemical Co. Ltd.	93,275	1,434
	Daeduck Electronics Co. Ltd.	116,467	1,431
	DoubleUGames Co. Ltd.	36,809	1,415
	Hyundai Department Store Co. Ltd.	41,548	1,413
	ESR Kendall Square REIT Co. Ltd.	389,950	1,408
	Koh Young Technology Inc.	177,623	1,396
	Korea Electric Terminal Co. Ltd.	24,634	1,359
*	Lake Materials Co. Ltd.	126,788	1,347
	Sebang Global Battery Co. Ltd.	26,352	1,346
*	Synopex Inc.	254,418	1,314
	Hana Tour Service Inc.	36,894	1,309
	Hana Micron Inc.	161,924	1,306
	Dentium Co. Ltd.	22,577	1,282
*	Doosan Fuel Cell Co. Ltd.	101,568	1,273
	SK Gas Ltd.	8,613	1,243
*	Bioneer Corp.	72,336	1,243
	SL Corp.	51,920	1,234
	Ecopro HN Co. Ltd.	36,704	1,232
	Eugene Technology Co. Ltd.	46,015	1,229
	Daewoong Co. Ltd.	64,173	1,203
*	GemVax & Kael Co. Ltd.	120,278	1,196
	Innocean Worldwide Inc.	83,544	1,196
*	Binex Co. Ltd.	81,069	1,183
	Daou Technology Inc.	88,954	1,178
	Youngone Holdings Co. Ltd.	18,138	1,160
*	Eubiologics Co. Ltd.	104,276	1,160
	Cheryong Electric Co. Ltd.	30,688	1,159
	NEXTIN Inc.	24,557	1,140
	Hankook & Co. Co. Ltd.	92,671	1,121
	SK Networks Co. Ltd.	294,404	1,116
	Green Cross Holdings Corp.	93,682	1,110
	LOTTE REIT Co. Ltd.	447,337	1,089
	YG Entertainment Inc.	38,930	1,073
*	Creative & Innovative System	164,509	1,037
	BH Co. Ltd.	86,203	1,030
	Intellian Technologies Inc.	27,655	1,030
[3]	TKG Huchems Co. Ltd.	71,158	1,025
125

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Daesang Corp.	68,659	1,022
	LS Materials Ltd.	91,820	1,021
	SK Chemicals Co. Ltd.	28,183	1,017
*	Korea Line Corp.	772,916	1,011
	Sam-A Aluminum Co. Ltd.	27,646	1,011
	DongKook Pharmaceutical Co. Ltd.	76,557	993
	Hanssem Co. Ltd.	25,852	992
*	Shin Poong Pharmaceutical Co. Ltd.	112,283	989
	Myoung Shin Industrial Co. Ltd.	101,273	987
*	Hanwha Investment & Securities Co. Ltd.	383,737	982
	Com2uSCorp	30,324	950
*	W Scope Chungju Plant Co. Ltd.	76,521	945
	NICE Information Service Co. Ltd.	117,057	940
*	Foosung Co. Ltd.	207,446	935
	Seoul Semiconductor Co. Ltd.	137,019	928
	Hyosung Corp.	25,750	926
	Youlchon Chemical Co. Ltd.	44,708	922
	PSK Inc.	62,338	921
	Ahnlab Inc.	21,444	920
	JR Global REIT	407,952	920
*	SK oceanplant Co. Ltd.	95,273	920
	Hanwha General Insurance Co. Ltd.	265,710	918
	JW Pharmaceutical Corp.	46,082	896
	Tokai Carbon Korea Co. Ltd.	14,624	896
	Dong-A ST Co. Ltd.	16,170	895
	S&S Tech Corp.	53,520	891
	KCC Glass Corp.	31,390	890
	OCI Co. Ltd.	16,831	875
	Dong-A Socio Holdings Co. Ltd.	9,560	859
*	CJ CGV Co. Ltd.	211,245	859
*	Duk San Neolux Co. Ltd.	43,529	858
	i-SENS Inc.	61,029	847
	Taekwang Industrial Co. Ltd.	1,790	844
	Orion Holdings Corp.	68,741	836
	Lotte Rental Co. Ltd.	39,938	832
	SNT Motiv Co. Ltd.	24,925	823
*	Asiana Airlines Inc.	112,078	817
*	Lotte Tour Development Co. Ltd.	116,739	817
	Innox Advanced Materials Co. Ltd.	45,677	807
	Lotte Wellfood Co. Ltd.	8,523	805
	HDC Holdings Co. Ltd.	97,611	794
	Zinus Inc.	45,231	790
*	Cafe24 Corp.	45,686	789
*	Dawonsys Co. Ltd.	98,475	789
	KC Tech Co. Ltd.	30,441	783
	Korea Petrochemical Ind Co. Ltd.	10,018	779
	Posco M-Tech Co. Ltd.	67,340	776
	MegaStudyEdu Co. Ltd.	24,884	774
*	Nexon Games Co. Ltd.	75,429	774
	SK Discovery Co. Ltd.	31,616	773
	Samyang Holdings Corp.	14,895	765
	SIMMTECH Co. Ltd.	64,355	760
	LX Holdings Corp.	146,463	755
	Binggrae Co. Ltd.	16,251	740
	HAESUNG DS Co. Ltd.	38,190	730
*	Pharmicell Co. Ltd.	199,740	728
	Han Kuk Carbon Co. Ltd.	92,488	725
*	PI Advanced Materials Co. Ltd.	48,541	721
	GC Cell Corp.	28,584	718
*	SFA Semicon Co. Ltd.	272,456	715
	Hancom Inc.	52,426	714
*	Jeju Air Co. Ltd.	102,236	704
	Doosan Tesna Inc.	32,817	702
	Dongkuk Steel Mill Co. Ltd.	110,934	699
*	Studio Dragon Corp.	23,631	696
	NHN Corp.	56,921	692
	Partron Co. Ltd.	132,560	683
	Boryung	84,761	680
*	Sungeel Hitech Co. Ltd.	16,897	668
	InBody Co. Ltd.	37,423	660
126

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hankook Shell Oil Co. Ltd.	2,786	653
	Sungwoo Hitech Co. Ltd.	143,240	645
	IS Dongseo Co. Ltd.	44,219	644
	LX Hausys Ltd.	22,513	644
	Caregen Co. Ltd.	52,284	639
	Unid Co. Ltd.	12,652	639
	Neowiz	42,069	632
	SFA Engineering Corp.	41,545	631
	Soulbrain Holdings Co. Ltd.	18,004	630
*	BNC Korea Co. Ltd.	181,799	630
	Hanil Cement Co. Ltd.	59,370	608
	LF Corp.	55,138	597
*	Il Dong Pharmaceutical Co. Ltd.	60,878	596
	NICE Holdings Co. Ltd.	72,461	591
*	Genexine Inc.	112,299	591
	Songwon Industrial Co. Ltd.	59,532	587
*	Shinsung E&G Co. Ltd.	556,229	584
	Webzen Inc.	47,223	580
	INTOPS Co. Ltd.	39,967	579
*	CMG Pharmaceutical Co. Ltd.	383,090	578
	E1 Corp.	10,695	576
*	Amicogen Inc.	168,028	572
*	Ananti Inc.	154,821	571
	Mcnex Co. Ltd.	45,135	564
	Handsome Co. Ltd.	49,758	560
	Namyang Dairy Products Co. Ltd.	1,115	557
	Nexen Tire Corp.	113,929	555
*	KMW Co. Ltd.	96,176	551
*	Yungjin Pharmaceutical Co. Ltd.	316,309	550
	Sung Kwang Bend Co. Ltd.	58,703	543
	Solid Inc.	163,090	538
	Korea United Pharm Inc.	35,648	535
	Young Poong Corp.	1,847	532
	L&C Bio Co. Ltd.	41,257	531
	TES Co. Ltd.	43,991	530
*	Vaxcell-Bio Therapeutics Co. Ltd.	56,520	525
	Harim Holdings Co. Ltd.	134,546	524
*	Humasis Co. Ltd.	372,260	524
	Hyundai Home Shopping Network Corp.	15,161	522
	Eugene Investment & Securities Co. Ltd.	182,976	521
	Korea Asset In Trust Co. Ltd.	245,456	519
*	Chunbo Co. Ltd.	12,955	519
*	AbClon Inc.	42,560	503
*	GeneOne Life Science Inc.	277,462	501
	Samwha Capacitor Co. Ltd.	21,047	498
	TK Corp.	55,768	497
	HL Holdings Corp.	19,666	497
	Hansae Co. Ltd.	44,490	494
	KISWIRE Ltd.	35,254	490
	Seah Besteel Holdings Corp.	34,167	489
	Hanjin Transportation Co. Ltd.	35,235	488
	Samyang Corp.	13,339	478
*	Bukwang Pharmaceutical Co. Ltd.	134,499	472
*	DIO Corp.	38,985	470
	Advanced Process Systems Corp.	36,568	467
	Huons Global Co. Ltd.	18,780	467
	iMarketKorea Inc.	76,787	467
	Hyundai Green Food	54,847	463
	Yunsung F&C Co. Ltd.	11,722	463
	Huons Co. Ltd.	23,322	462
	SK Securities Co. Ltd.	1,250,275	461
	RFHIC Corp.	49,396	461
	GOLFZON Co. Ltd.	9,827	459
	Vieworks Co. Ltd.	26,371	455
*	Daea TI Co. Ltd.	234,869	452
	UniTest Inc.	60,678	446
	Grand Korea Leisure Co. Ltd.	53,891	445
	Humedix Co. Ltd.	19,600	431
	KC Co. Ltd.	31,238	425
	KISCO Corp.	64,243	414
127

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	413
*	HLB Global Co. Ltd.	142,176	413
*	Danal Co. Ltd.	181,502	413
	Tongyang Life Insurance Co. Ltd.	92,674	409
	Seobu T&D	91,176	408
	Ilyang Pharmaceutical Co. Ltd.	44,081	402
*	Komipharm International Co. Ltd.	128,568	401
	Shinsegae International Inc.	42,245	399
	Samchully Co. Ltd.	5,942	388
	KH Vatec Co. Ltd.	57,667	385
*,2	Cellivery Therapeutics Inc.	78,877	382
	Dongwon F&B Co. Ltd.	16,470	378
	HS Industries Co. Ltd.	121,990	376
*	CrystalGenomics Invites Co. Ltd.	207,711	375
	ENF Technology Co. Ltd.	32,225	373
	Tongyang Inc.	667,833	367
	Hyundai Corp.	25,414	354
*	NEPES Corp.	62,567	353
	NHN KCP Corp.	66,883	350
	Modetour Network Inc.	47,716	344
[3]	iNtRON Biotechnology Inc.	81,483	344
*,2	NKMax Co. Ltd.	232,882	341
*	Samsung Pharmaceutical Co. Ltd.	300,372	340
*	Helixmith Co. Ltd.	128,167	338
	Hansol Paper Co. Ltd.	49,400	335
	Chongkundang Holdings Corp.	8,288	334
*	Namsun Aluminum Co. Ltd.	331,369	327
	Hansol Technics Co. Ltd.	102,248	321
	Daol Investment & Securities Co. Ltd.	154,806	313
	Aekyung Industrial Co. Ltd.	27,149	312
	Namhae Chemical Corp.	64,980	307
	Dongkuk CM Co. Ltd.	65,265	302
*	ITM Semiconductor Co. Ltd.	22,410	299
	Hyundai GF Holdings	92,427	298
	Able C&C Co. Ltd.	57,510	298
	Cuckoo Homesys Co. Ltd.	17,976	289
	Yuanta Securities Korea Co. Ltd.	137,460	284
	Dongwon Industries Co. Ltd.	11,161	271
*	Hyosung Chemical Corp.	9,076	262
*	Wysiwyg Studios Co. Ltd.	295,778	260
	Kwang Dong Pharmaceutical Co. Ltd.	64,717	259
	Daeduck Co. Ltd.	56,872	256
	Daehan Flour Mill Co. Ltd.	2,609	251
	SPC Samlip Co. Ltd.	6,908	248
*	Enplus Co. Ltd.	251,220	245
*	MedPacto Inc.	62,714	240
	Toptec Co. Ltd.	58,529	222
*	Hanwha Galleria Corp.	235,875	218
	Gradiant Corp.	24,798	216
*	Enzychem Lifesciences Corp.	210,541	216
*	Interflex Co. Ltd.	28,626	209
*	Insun ENT Co. Ltd.	47,318	191
*	KUMHOE&C Co. Ltd.	84,725	177
*,2	Kuk-il Paper Manufacturing Co. Ltd.	305,865	177
	Maeil Dairies Co. Ltd.	5,579	155
	Kolon Corp.	13,256	138
	Jeil Pharmaceutical Co. Ltd.	13,596	138
*	Medipost Co. Ltd.	27,503	131
*	HS Hyosung Corp.	4,519	130
	Eusu Holdings Co. Ltd.	27,571	102
	LOTTE Himart Co. Ltd.	17,009	98
*	HJ Shipbuilding & Construction Co. Ltd.	49,386	82
*	Sangsangin Co. Ltd.	52,628	64
*	Wonik Holdings Co. Ltd.	35,870	58
	CJ Freshway Corp.	4,029	52
*	Com2uS Holdings Corp.	2,535	43
	Hansol Holdings Co. Ltd.	23,125	39
			399,734
128

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Spain (1.1%)
	Viscofan SA	126,575	8,465
	Vidrala SA (XMAD)	77,756	8,408
	Fluidra SA	306,583	8,286
	Inmobiliaria Colonial Socimi SA	1,344,598	8,150
	Indra Sistemas SA	435,268	7,673
	Logista Integral SA	226,579	6,942
[1]	Unicaja Banco SA	5,519,891	6,939
	Acerinox SA	675,186	6,187
	Laboratorios Farmaceuticos Rovi SA	72,414	6,151
	Sacyr SA (XMAD)	1,729,145	5,758
	Faes Farma SA	1,031,726	3,963
	CIE Automotive SA	146,395	3,928
	Construcciones y Auxiliar de Ferrocarriles SA	86,257	3,412
	Pharma Mar SA	41,062	3,163
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,379,826	3,009
*	Solaria Energia y Medio Ambiente SA	283,875	2,978
	Almirall SA	300,635	2,936
	Melia Hotels International SA	363,781	2,708
	Lar Espana Real Estate Socimi SA	217,055	1,939
*	Tecnicas Reunidas SA	152,613	1,846
[1]	Gestamp Automocion SA	540,560	1,587
	Atresmedia Corp. de Medios de Comunicacion SA	330,739	1,568
[1]	Neinor Homes SA	93,011	1,527
	Ence Energia y Celulosa SA	441,808	1,382
[1]	Global Dominion Access SA	378,028	1,072
	Prosegur Cia de Seguridad SA	447,181	919
[1]	Prosegur Cash SA	1,197,502	700
*	Distribuidora Internacional de Alimentacion SA	47,700,236	650
*,3	Applus Services SA	33,724	467
			112,713
Sweden (3.8%)
	AddTech AB Class B	790,799	22,017
	Sectra AB Class B	533,285	14,203
	Lagercrantz Group AB Class B	648,041	12,691
	Nordnet AB publ	585,522	12,183
[1]	Thule Group AB	343,978	11,514
	Fortnox AB	1,713,023	10,458
	Mycronic AB	258,268	10,061
	Wihlborgs Fastigheter AB	921,117	9,683
*,3	Embracer Group AB	3,084,991	8,920
	Hemnet Group AB	282,682	8,910
	Avanza Bank Holding AB	427,176	8,898
	Hexpol AB	872,072	8,293
	Loomis AB	237,497	7,441
[1]	Munters Group AB	452,215	7,326
	Fabege AB	917,097	7,314
	Elekta AB Class B	1,167,517	7,033
	Bure Equity AB	190,397	6,819
*,1	BoneSupport Holding AB	211,055	6,645
	Billerud Aktiebolag	742,229	6,590
*,1	Sinch AB	2,155,452	6,437
	Catena AB	134,235	6,153
*	Camurus AB	109,130	6,137
[1]	Dometic Group AB	1,109,989	6,028
	Kinnevik AB Class B	843,893	6,006
*	Electrolux AB Class B	699,810	5,873
	Wallenstam AB Class B	1,160,104	5,487
	Nyfosa AB	540,767	5,471
	Electrolux Professional AB Class B	793,302	5,469
	Betsson AB Class B	397,215	5,289
	Pandox AB	304,094	5,288
[1]	Bravida Holding AB	702,624	5,216
	AFRY AB	342,042	5,147
	Vitec Software Group AB Class B	117,751	5,132
	Peab AB Class B	671,043	5,115
	Vitrolife AB	226,427	5,037
	Lindab International AB	238,003	4,990
	AddLife AB Class B	374,328	4,757
129

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Granges AB	372,562	4,402
	Mips AB	88,922	4,361
	Hufvudstaden AB Class A	356,896	4,218
	NCC AB Class B	282,492	4,205
	AddNode Group AB	416,550	4,179
	Alleima AB	653,969	3,996
	Storskogen Group AB Class B	4,810,822	3,994
	HMS Networks AB	103,644	3,856
	JM AB	227,426	3,854
	NCAB Group AB	608,359	3,751
	Bufab AB	99,467	3,569
	Nolato AB Class B	620,219	3,258
	Cibus Nordic Real Estate AB publ	190,440	3,075
*,1	Scandic Hotels Group AB	471,825	3,049
	Atrium Ljungberg AB Class B	148,045	2,970
	Bilia AB Class A	246,206	2,903
	Biotage AB	188,949	2,838
	INVISIO AB	111,013	2,807
*	Sdiptech AB Class B	122,049	2,756
	Medicover AB Class B	157,641	2,719
	Troax Group AB	132,882	2,700
	Truecaller AB Class B	581,316	2,602
	Arjo AB Class B	781,672	2,578
*,3	Hexatronic Group AB	623,011	2,552
	Instalco AB	817,063	2,490
	Beijer Alma AB	153,153	2,468
	SkiStar AB	146,267	2,253
	Ratos AB Class B	679,561	2,172
*,1	Boozt AB	194,186	2,171
	NP3 Fastigheter AB	89,803	2,094
	Clas Ohlson AB Class B	125,480	2,078
*	Modern Times Group MTG AB Class B	289,081	2,062
	Dios Fastigheter AB	273,701	2,041
	MEKO AB	148,016	1,991
	Samhallsbyggnadsbolaget i Norden AB	3,644,441	1,937
	Cloetta AB Class B	715,400	1,799
[1]	Attendo AB	398,032	1,773
	Systemair AB	227,074	1,737
*	Better Collective A/S	127,337	1,673
	Platzer Fastigheter Holding AB Class B	197,599	1,672
*,1,3	BioArctic AB	112,565	1,558
	Fagerhult Group AB	239,721	1,353
	Corem Property Group AB Class B	1,930,041	1,303
	Investment AB Oresund	111,801	1,190
*	Norion Bank AB	282,650	1,102
*	Stillfront Group AB	1,520,656	1,058
[3]	Samhallsbyggnadsbolaget i Norden AB Class D	1,006,300	875
	Volati AB	76,267	707
	Intrum AB	160,284	520
	NCC AB Class A	4,913	73
*,2	Ow Bunker A/S	24,023	—
			409,373
Switzerland (2.7%)
	Siegfried Holding AG (Registered)	14,427	18,845
	Accelleron Industries AG	322,588	17,296
[1]	Galenica AG	171,904	14,961
	Swissquote Group Holding SA (Registered)	29,735	10,115
	Allreal Holding AG (Registered)	52,341	9,313
	Sulzer AG (Registered)	60,078	9,262
	Cembra Money Bank AG	101,273	9,120
	Bucher Industries AG (Registered)	23,064	8,983
	SFS Group AG	61,931	8,862
	Comet Holding AG (Registered)	25,298	8,393
	dormakaba Holding AG	10,982	8,374
	Burckhardt Compression Holding AG	10,873	7,994
	Inficon Holding AG (Registered)	6,595	7,902
	Mobimo Holding AG (Registered)	24,686	7,650
	VZ Holding AG	46,342	7,478
	Landis & Gyr Group AG	84,449	6,803
130

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Valiant Holding AG (Registered)	54,341	6,333
	Interroll Holding AG (Registered)	2,353	6,188
	Kardex Holding AG (Registered)	19,927	6,079
	Vontobel Holding AG (Registered)	93,225	6,069
*	Aryzta AG	3,250,819	5,749
	Stadler Rail AG	189,870	5,425
	Ypsomed Holding AG (Registered)	12,130	5,380
	ALSO Holding AG (Registered)	19,415	5,164
	Huber and Suhner AG (Registered)	54,228	5,132
	St. Galler Kantonalbank AG (Registered)	9,747	4,753
	EFG International AG	328,872	4,494
	Bossard Holding AG (Registered) Class A	18,195	4,372
	Daetwyler Holding AG	24,844	4,184
	SKAN Group AG	37,247	3,332
	Forbo Holding AG (Registered)	3,369	3,312
*	ams-OSRAM AG	340,889	3,304
	Softwareone Holding AG	358,949	3,243
	OC Oerlikon Corp. AG (Registered)	634,931	2,907
	Intershop Holding AG	19,407	2,730
[1]	Medacta Group SA	19,576	2,603
	COSMO Pharmaceuticals NV	33,075	2,560
*,1	Sensirion Holding AG	34,584	2,521
*	Arbonia AG	170,563	2,401
	Bell Food Group AG (Registered)	6,952	2,131
	LEM Holding SA (Registered)	1,566	2,088
	Komax Holding AG (Registered)	16,118	2,049
*,3	Basilea Pharmaceutica AG (Registered)	39,058	1,939
	Implenia AG (Registered)	54,234	1,917
	u-blox Holding AG	23,582	1,805
*,1	PolyPeptide Group AG	51,085	1,704
	Autoneum Holding AG	12,657	1,696
	Bystronic AG	4,149	1,584
	Zehnder Group AG	27,410	1,531
*,3	DocMorris AG	38,833	1,527
*,1	Montana Aerospace AG	80,505	1,422
	Schweiter Technologies AG	2,812	1,284
	Vetropack Holding AG (Registered)	38,390	1,273
	Rieter Holding AG (Registered)	10,698	1,133
	Leonteq AG	35,514	1,039
[1]	Medmix AG	89,429	1,026
*,1	Medartis Holding AG	14,473	929
	Investis Holding SA	6,256	797
	APG SGA SA	3,279	749
	VP Bank AG Class A	7,857	663
*,3	Idorsia Ltd.	514,823	590
	PIERER Mobility AG	32,084	442
			290,904
Taiwan (7.6%)
	Chroma ATE Inc.	1,483,040	18,745
	Radiant Opto-Electronics Corp.	1,593,147	10,370
	Tripod Technology Corp.	1,685,327	9,948
	Phison Electronics Corp.	614,962	8,826
	King Slide Works Co. Ltd.	216,675	8,140
	Bizlink Holding Inc.	541,144	7,801
	Makalot Industrial Co. Ltd.	720,930	7,734
	Lien Hwa Industrial Holdings Corp.	4,154,576	7,715
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,495,625	7,279
	Compeq Manufacturing Co. Ltd.	3,712,471	7,031
	Taichung Commercial Bank Co. Ltd.	12,747,243	7,014
	MPI Corp.	277,000	6,822
	WT Microelectronics Co. Ltd.	1,966,553	6,618
	Highwealth Construction Corp.	5,107,978	6,416
	Sinbon Electronics Co. Ltd.	782,066	6,402
	TA Chen Stainless Pipe	6,340,686	6,386
	Goldsun Building Materials Co. Ltd. Class C	3,833,402	6,346
	Simplo Technology Co. Ltd.	595,631	6,279
	Gold Circuit Electronics Ltd.	1,054,652	6,058
	Tong Yang Industry Co. Ltd.	1,756,919	5,810
	Qisda Corp.	5,147,000	5,727
131

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	United Integrated Services Co. Ltd.	550,200	5,715
	IBF Financial Holdings Co. Ltd.	12,394,551	5,659
	Faraday Technology Corp.	762,470	5,417
	Topco Scientific Co. Ltd.	543,643	5,248
	Tung Ho Steel Enterprise Corp.	2,241,350	5,124
	King's Town Bank Co. Ltd.	3,237,193	4,966
[3]	AURAS Technology Co. Ltd.	241,000	4,842
	Wistron NeWeb Corp.	1,245,066	4,652
	Fositek Corp.	180,000	4,633
	Taiwan Hon Chuan Enterprise Co. Ltd.	959,269	4,558
	Getac Holdings Corp.	1,321,000	4,533
	Merida Industry Co. Ltd.	828,055	4,510
	Macronix International Co. Ltd.	6,026,386	4,488
	Sanyang Motor Co. Ltd.	2,059,037	4,448
	Mitac Holdings Corp.	3,124,617	4,360
	Poya International Co. Ltd.	280,317	4,357
[3]	Yulon Finance Corp.	1,005,483	4,354
[3]	Jinan Acetate Chemical Co. Ltd.	165,936	4,352
	Ruentex Industries Ltd.	1,825,349	4,307
	YFY Inc.	4,507,000	4,279
[3]	Run Long Construction Co. Ltd.	2,794,000	4,176
	Taiwan Union Technology Corp.	843,000	4,174
	Bora Pharmaceuticals Co. Ltd.	183,123	4,105
[3]	AP Memory Technology Corp.	444,154	4,089
	Chipbond Technology Corp.	2,046,852	3,997
	Gudeng Precision Industrial Co. Ltd.	239,399	3,962
	Kinik Co.	414,000	3,882
	Century Iron & Steel Industrial Co. Ltd.	606,000	3,854
	Wisdom Marine Lines Co. Ltd.	1,695,241	3,847
	Fusheng Precision Co. Ltd.	416,000	3,832
	Acter Group Corp. Ltd.	344,962	3,772
	L&K Engineering Co. Ltd.	539,475	3,732
	Elan Microelectronics Corp.	822,545	3,696
*	Lumosa Therapeutics Co. Ltd.	314,422	3,674
	Ennoconn Corp.	408,432	3,664
	Everlight Electronics Co. Ltd.	1,382,725	3,593
	Feng Hsin Steel Co. Ltd.	1,381,000	3,592
*	Nan Kang Rubber Tire Co. Ltd.	2,375,107	3,496
	Depo Auto Parts Ind Co. Ltd.	466,313	3,479
	Lotus Pharmaceutical Co. Ltd.	445,000	3,454
	XinTec Inc.	534,000	3,446
	Supreme Electronics Co. Ltd.	1,641,008	3,336
	Taiwan Surface Mounting Technology Corp.	1,013,530	3,330
	TXC Corp.	913,877	3,312
	Ta Ya Electric Wire & Cable	2,351,047	3,310
	Sigurd Microelectronics Corp.	1,461,822	3,306
	Foxsemicon Integrated Technology Inc.	310,400	3,262
[3]	Silicon Integrated Systems Corp.	1,360,130	3,228
	EZconn Corp.	223,511	3,149
	Fitipower Integrated Technology Inc.	413,246	3,147
	Huaku Development Co. Ltd.	860,748	3,134
	All Ring Tech Co. Ltd.	223,000	3,055
	Grand Process Technology Corp.	62,773	3,045
	Sercomm Corp.	893,000	3,042
	Chicony Power Technology Co. Ltd.	775,000	3,012
	Center Laboratories Inc.	1,973,661	3,011
	Kinsus Interconnect Technology Corp.	917,282	3,003
*	China Petrochemical Development Corp.	12,104,620	3,003
	Pixart Imaging Inc.	401,920	2,995
[3]	Kinpo Electronics	3,965,196	2,974
	Great Wall Enterprise Co. Ltd.	1,816,686	2,893
	Nan Pao Resins Chemical Co. Ltd.	329,000	2,892
	Solar Applied Materials Technology Corp.	1,501,691	2,880
	VisEra Technologies Co. Ltd.	337,000	2,871
	Yungshin Construction & Development Co. Ltd.	437,410	2,859
	CTCI Corp.	2,088,667	2,843
	Far Eastern Department Stores Ltd.	3,566,043	2,834
	Systex Corp.	692,000	2,832
	Shin Zu Shing Co. Ltd.	528,995	2,830
*	Elite Advanced Laser Corp.	433,607	2,815
132

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Arcadyan Technology Corp.	575,737	2,801
	Charoen Pokphand Enterprise	920,400	2,791
	Visual Photonics Epitaxy Co. Ltd.	642,455	2,767
	Coretronic Corp.	1,275,000	2,710
	Primax Electronics Ltd.	1,085,000	2,708
	Kaori Heat Treatment Co. Ltd.	273,210	2,666
	Test Research Inc.	639,371	2,615
	President Securities Corp.	3,282,526	2,610
	Airoha Technology Corp.	136,000	2,580
	Shinkong Insurance Co. Ltd.	846,000	2,573
	Tong Hsing Electronic Industries Ltd.	648,968	2,569
*	Mercuries Life Insurance Co. Ltd.	11,819,676	2,515
	Allis Electric Co. Ltd.	732,980	2,508
	WinWay Technology Co. Ltd.	62,459	2,504
	Wah Lee Industrial Corp.	662,500	2,489
[3]	Via Technologies Inc.	694,000	2,459
	Cheng Loong Corp.	3,302,920	2,444
	Kindom Development Co. Ltd.	1,739,900	2,442
	Shiny Chemical Industrial Co. Ltd.	464,250	2,416
[3]	ADATA Technology Co. Ltd.	907,219	2,368
	Sitronix Technology Corp.	345,282	2,366
	Pan Jit International Inc.	1,361,000	2,326
	I-Chiun Precision Industry Co. Ltd.	612,247	2,312
	Raydium Semiconductor Corp.	218,000	2,286
	LandMark Optoelectronics Corp.	231,600	2,280
[3]	Gloria Material Technology Corp.	1,593,023	2,265
	AcBel Polytech Inc.	2,293,325	2,262
	EVERGREEN Steel Corp.	713,000	2,254
	Ardentec Corp.	1,341,851	2,245
	Merry Electronics Co. Ltd.	687,528	2,245
	FLEXium Interconnect Inc.	957,140	2,229
	Asia Optical Co. Inc.	706,000	2,212
	Scientech Corp.	159,000	2,181
	Shinkong Synthetic Fibers Corp.	4,616,416	2,179
	Kenda Rubber Industrial Co. Ltd.	2,349,324	2,172
	C Sun Manufacturing Ltd.	341,220	2,146
	ChipMOS Technologies Inc.	1,949,494	2,143
	Pegavision Corp.	183,514	2,127
*	Microbio Co. Ltd.	1,797,292	2,117
*	EirGenix Inc.	734,855	2,114
	Taiwan Paiho Ltd.	846,183	2,112
[3]	Sunonwealth Electric Machine Industry Co. Ltd.	714,000	2,107
	O-Bank Co. Ltd.	6,858,000	2,094
	Farglory Land Development Co. Ltd.	996,854	2,084
	Taiwan Cogeneration Corp.	1,554,152	2,075
	Yieh Phui Enterprise Co. Ltd.	4,330,670	2,033
	UPI Semiconductor Corp.	268,000	2,032
	SDI Corp.	549,000	2,017
[3]	Orient Semiconductor Electronics Ltd.	1,689,197	1,998
	Chang Wah Electromaterials Inc.	1,183,000	1,989
	Genesys Logic Inc.	436,000	1,969
	M31 Technology Corp.	86,090	1,952
	Hotai Finance Co. Ltd.	689,370	1,946
	Grape King Bio Ltd.	407,000	1,905
	Standard Foods Corp.	1,622,708	1,901
[3]	Dynamic Holding Co. Ltd.	929,004	1,900
*	Unitech Printed Circuit Board Corp.	2,051,714	1,897
	Clevo Co.	1,101,043	1,888
	TSRC Corp.	2,501,046	1,887
	CyberPower Systems Inc.	197,000	1,880
	Chung Hung Steel Corp.	2,906,000	1,853
	Tainan Spinning Co. Ltd.	3,921,674	1,850
	Ambassador Hotel	1,020,000	1,845
	Allied Supreme Corp.	179,000	1,837
	Taiwan Sakura Corp.	708,000	1,828
	Posiflex Technology Inc.	283,822	1,817
	Sakura Development Co. Ltd.	1,158,925	1,815
*,3	Episil Technologies Inc.	1,059,101	1,799
	Chong Hong Construction Co. Ltd.	664,493	1,796
	Cheng Uei Precision Industry Co. Ltd.	899,000	1,780
133

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	ITE Technology Inc.	426,418	1,778
	Wowprime Corp.	235,223	1,747
	Nuvoton Technology Corp.	563,000	1,746
	Innodisk Corp.	219,321	1,743
*	HannStar Display Corp.	6,197,810	1,740
	Universal Microwave Technology Inc.	185,000	1,738
	Topkey Corp.	242,000	1,729
	Jess-Link Products Co. Ltd.	315,100	1,724
*	Polaris Group	1,120,000	1,721
	Johnson Health Tech Co. Ltd.	370,283	1,720
	Greatek Electronics Inc.	954,000	1,707
	Chief Telecom Inc.	117,600	1,707
[3]	Ability Opto-Electronics Technology Co. Ltd.	250,754	1,698
	Cleanaway Co. Ltd.	297,000	1,691
[3]	FocalTech Systems Co. Ltd.	651,258	1,689
	Elite Semiconductor Microelectronics Technology Inc.	813,000	1,685
	Sinon Corp.	1,293,000	1,679
	Cathay Real Estate Development Co. Ltd.	2,213,000	1,658
[3]	Chenbro Micom Co. Ltd.	190,000	1,635
	Yankey Engineering Co. Ltd.	169,200	1,622
	Sporton International Inc.	245,666	1,603
	TTY Biopharm Co. Ltd.	700,987	1,599
	BES Engineering Corp.	4,730,468	1,592
	Evergreen International Storage & Transport Corp.	1,670,502	1,592
*,3	Andes Technology Corp.	132,000	1,585
	G Shank Enterprise Co. Ltd.	588,665	1,579
	Hannstar Board Corp.	917,642	1,578
	Global Mixed Mode Technology Inc.	224,199	1,559
	ITEQ Corp.	656,870	1,550
[3]	Quanta Storage Inc.	525,000	1,544
*	United Renewable Energy Co. Ltd.	4,439,129	1,535
	Kenmec Mechanical Engineering Co. Ltd.	568,000	1,532
	JSL Construction & Development Co. Ltd.	564,500	1,522
*	TaiMed Biologics Inc.	597,122	1,500
	Promate Electronic Co. Ltd.	588,359	1,498
	Wafer Works Corp.	1,645,363	1,484
	Taiwan-Asia Semiconductor Corp.	1,374,406	1,470
	LuxNet Corp.	348,000	1,465
	China Steel Chemical Corp.	484,853	1,463
	Pan-International Industrial Corp.	1,259,595	1,456
	Hsin Kuang Steel Co. Ltd.	846,569	1,454
*	RichWave Technology Corp.	277,569	1,428
	Continental Holdings Corp.	1,637,000	1,424
	Materials Analysis Technology Inc.	170,356	1,415
	Chin-Poon Industrial Co. Ltd.	1,202,072	1,412
	Machvision Inc.	128,157	1,408
	Synmosa Biopharma Corp.	1,241,696	1,399
	Gemtek Technology Corp.	1,277,115	1,394
	Advanced Wireless Semiconductor Co.	493,192	1,393
	Thinking Electronic Industrial Co. Ltd.	275,000	1,385
	YungShin Global Holding Corp.	789,697	1,381
*	TPK Holding Co. Ltd.	1,067,000	1,379
	Global Brands Manufacture Ltd.	764,361	1,377
*	RDC Semiconductor Co. Ltd.	205,850	1,377
*	International CSRC Investment Holdings Co.	2,959,997	1,374
[3]	Solomon Technology Corp.	320,776	1,371
	Kuo Toong International Co. Ltd.	729,662	1,369
	Marketech International Corp.	292,000	1,368
	Hu Lane Associate Inc.	261,887	1,367
*	Grand Pacific Petrochemical	3,645,843	1,366
	Ton Yi Industrial Corp.	2,683,000	1,366
	Syncmold Enterprise Corp.	435,750	1,358
	Delpha Construction Co. Ltd.	1,109,000	1,345
	Dynapack International Technology Corp.	402,299	1,344
[3]	Hota Industrial Manufacturing Co. Ltd.	782,317	1,342
[3]	Formosa International Hotels Corp.	215,841	1,341
	Co-Tech Development Corp.	734,000	1,341
*	General Interface Solution Holding Ltd.	761,000	1,338
*	Longchen Paper & Packaging Co. Ltd.	3,209,707	1,334
*	CSBC Corp. Taiwan	2,491,187	1,334
134

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nantex Industry Co. Ltd.	1,236,000	1,330
*	Taiwan TEA Corp.	2,053,293	1,325
*,3	Egis Technology Inc.	228,000	1,321
	Universal Cement Corp.	1,404,000	1,319
	Weikeng Industrial Co. Ltd.	1,223,000	1,317
	AmTRAN Technology Co. Ltd.	2,041,887	1,313
*	Phihong Technology Co. Ltd.	1,125,520	1,312
	Chang Wah Technology Co. Ltd.	1,161,000	1,304
	Forcecon Tech Co. Ltd.	269,798	1,272
	Fulgent Sun International Holding Co. Ltd.	381,270	1,270
	Anpec Electronics Corp.	222,000	1,268
[3]	ASROCK Inc.	204,000	1,260
*	Sunplus Technology Co. Ltd.	1,390,000	1,251
	Brighton-Best International Taiwan Inc.	1,195,000	1,249
	Taiwan Semiconductor Co. Ltd.	641,000	1,240
	USI Corp.	2,850,784	1,238
	Great Tree Pharmacy Co. Ltd.	225,047	1,231
	Universal Vision Biotechnology Co. Ltd.	181,255	1,229
*	CyberTAN Technology Inc.	1,093,571	1,210
	Oriental Union Chemical Corp.	2,209,000	1,210
	St. Shine Optical Co. Ltd.	184,419	1,208
	Ultra Chip Inc.	436,000	1,207
	TCI Co. Ltd.	291,067	1,200
	Flytech Technology Co. Ltd.	447,845	1,192
	TaiDoc Technology Corp.	243,000	1,190
	Zyxel Group Corp.	918,250	1,182
*	Etron Technology Inc.	1,020,875	1,172
	Soft-World International Corp.	275,520	1,169
	CMC Magnetics Corp.	3,228,758	1,164
	Chunghwa Precision Test Tech Co. Ltd.	64,000	1,162
	Adlink Technology Inc.	546,127	1,160
	Holy Stone Enterprise Co. Ltd.	418,007	1,159
*	OBI Pharma Inc.	551,000	1,135
*	Lung Yen Life Service Corp.	783,000	1,123
	Hung Sheng Construction Ltd.	1,385,620	1,121
	Xxentria Technology Materials Corp.	605,334	1,116
[3]	Shinfox Energy Co. Ltd.	310,000	1,116
	Actron Technology Corp.	222,895	1,108
	Channel Well Technology Co. Ltd.	577,708	1,106
	TSEC Corp.	1,659,646	1,104
	Taiwan PCB Techvest Co. Ltd.	932,102	1,088
	Nichidenbo Corp.	580,000	1,087
	Sampo Corp.	1,215,048	1,084
*	Medigen Vaccine Biologics Corp.	842,544	1,084
	Everlight Chemical Industrial Corp.	1,447,649	1,079
	Infortrend Technology Inc.	954,885	1,067
	China Metal Products	932,515	1,062
	Kung Long Batteries Industrial Co. Ltd.	231,000	1,061
	D-Link Corp.	1,781,774	1,051
	Iron Force Industrial Co. Ltd.	307,608	1,050
	Sinyi Realty Inc.	1,104,465	1,031
	YC INOX Co. Ltd.	1,523,255	1,028
	Darfon Electronics Corp.	684,000	1,025
	Ability Enterprise Co. Ltd.	705,099	1,008
	Weltrend Semiconductor	553,753	1,002
	Gamania Digital Entertainment Co. Ltd.	407,000	993
	China Bills Finance Corp.	2,143,000	992
	Dimerco Express Corp.	376,750	988
	Evergreen Aviation Technologies Corp.	341,000	980
	TYC Brother Industrial Co. Ltd.	534,710	979
	KMC Kuei Meng International Inc.	229,000	968
	Waffer Technology Corp.	442,848	966
	Taiwan Mask Corp.	566,540	956
*,3	Fittech Co. Ltd.	190,647	954
	IEI Integration Corp.	399,716	943
	Huang Hsiang Construction Corp.	527,051	932
[3]	Ichia Technologies Inc.	752,000	932
	Wei Chuan Foods Corp.	1,659,835	926
	ZillTek Technology Corp.	86,045	917
	Holtek Semiconductor Inc.	531,279	908
135

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Taiflex Scientific Co. Ltd.	556,038	907
*	Ritek Corp.	2,064,048	907
*	Adimmune Corp.	1,191,343	896
	Cub Elecparts Inc.	297,606	892
	Brogent Technologies Inc.	160,293	886
*	Apex International Co. Ltd.	656,000	882
	T3EX Global Holdings Corp.	333,000	882
	Chlitina Holding Ltd.	198,569	871
	Sincere Navigation Corp.	1,078,970	869
	Advanced Ceramic X Corp.	174,000	865
	Ho Tung Chemical Corp.	3,303,362	864
	Advanced International Multitech Co. Ltd.	348,000	857
	PharmaEngine Inc.	270,102	854
	Formosan Rubber Group Inc.	1,078,280	852
*	Foresee Pharmaceuticals Co. Ltd.	351,311	849
*	Career Technology MFG. Co. Ltd.	1,364,857	820
*	Chung Hwa Pulp Corp.	1,417,135	812
	Nidec Chaun-Choung Technology Corp.	124,000	801
	Chun Yuan Steel Industry Co. Ltd.	1,420,000	800
	Sunny Friend Environmental Technology Co. Ltd.	268,741	799
	Alpha Networks Inc.	745,599	796
	Firich Enterprises Co. Ltd.	801,815	791
*	Shining Building Business Co. Ltd.	2,439,675	790
	Bioteque Corp.	207,000	787
	Kuo Yang Construction Co. Ltd.	1,206,000	783
	Motech Industries Inc.	1,047,928	779
	Amazing Microelectronic Corp.	260,085	777
	Hong Pu Real Estate Development Co. Ltd.	843,195	756
	China General Plastics Corp.	1,521,717	755
	WUS Printed Circuit Co. Ltd.	479,555	755
	Sonix Technology Co. Ltd.	520,000	751
	Zeng Hsing Industrial Co. Ltd.	224,536	746
	Altek Corp.	729,250	745
	Chia Hsin Cement Corp.	1,359,180	744
	KEE TAI Properties Co. Ltd.	1,490,771	739
	ScinoPharm Taiwan Ltd.	988,891	739
*	Taiwan Styrene Monomer	1,969,579	738
	UPC Technology Corp.	2,142,065	737
	FSP Technology Inc.	396,428	717
	Tung Thih Electronic Co. Ltd.	232,100	714
	Lingsen Precision Industries Ltd.	1,209,000	713
	Bank of Kaohsiung Co. Ltd.	1,947,609	705
	Savior Lifetec Corp.	1,022,728	698
	Sensortek Technology Corp.	86,000	686
	Kaimei Electronic Corp.	344,800	681
	Swancor Holding Co. Ltd.	212,000	679
	Rechi Precision Co. Ltd.	845,668	677
[3]	Tong-Tai Machine & Tool Co. Ltd.	689,429	673
	Tyntek Corp.	990,250	670
	Mercuries & Associates Holding Ltd.	1,275,042	665
	Asia Polymer Corp.	1,293,151	660
*	Gigastorage Corp.	1,158,742	655
	Panion & BF Biotech Inc.	246,354	654
	Darwin Precisions Corp.	1,533,000	653
	91APP Inc.	224,555	650
	Namchow Holdings Co. Ltd.	380,000	648
	Speed Tech Corp.	421,000	641
	Gourmet Master Co. Ltd.	231,789	636
	Rich Development Co. Ltd.	2,006,440	619
*	HannsTouch Holdings Co.	1,703,329	579
*	China Man-Made Fiber Corp.	2,409,384	578
	CHC Healthcare Group	441,727	570
	Elitegroup Computer Systems Co. Ltd.	756,647	568
	Senao International Co. Ltd.	510,107	556
	AGV Products Corp.	1,512,425	552
*	PChome Online Inc.	367,104	552
	China Electric Manufacturing Corp.	1,067,980	536
*	Lealea Enterprise Co. Ltd.	1,870,642	525
	Globe Union Industrial Corp.	1,004,527	514
	Cenra Inc.	426,000	512
136

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	TA-I Technology Co. Ltd.	346,500	501
*	Federal Corp.	731,505	497
	Rexon Industrial Corp. Ltd.	462,000	494
	Radium Life Tech Co. Ltd.	1,584,564	471
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	468
	Cyberlink Corp.	162,076	453
*	Li Peng Enterprise Co. Ltd.	1,709,915	422
*	First Steamship Co. Ltd.	1,659,850	403
*	Medigen Biotechnology Corp.	355,680	401
	Basso Industry Corp.	295,000	395
	VIA Labs Inc.	83,000	388
*	Gigasolar Materials Corp.	131,922	372
*	Yeong Guan Energy Technology Group Co. Ltd.	293,919	353
*	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	331
	Nan Liu Enterprise Co. Ltd.	150,000	329
	Sheng Yu Steel Co. Ltd.	402,000	327
*	ALI Corp.	515,281	312
	Dyaco International Inc.	356,619	303
*	Zinwell Corp.	469,099	256
*	Newmax Technology Co. Ltd.	265,000	225
	Taiyen Biotech Co. Ltd.	173,877	181
*,2	Taiwan Land Development Corp.	159,840	—
*,2	Pharmally International Holding Co. Ltd.	126,271	—
			823,612
Thailand (1.1%)
	Tisco Financial Group PCL	1,869,750	5,346
	WHA Corp. PCL	25,132,892	4,345
	Thanachart Capital PCL	2,616,995	4,074
	KCE Electronics PCL	3,393,300	3,590
	Com7 PCL Class F	3,971,100	3,287
	Kiatnakin Bank PCL	1,986,605	3,206
	Bangchak Corp. PCL	3,032,900	3,074
	Sansiri PCL	53,831,900	2,912
	Siam Global House PCL	5,714,985	2,725
	CPN Retail Growth Leasehold REIT	7,200,627	2,580
	Hana Microelectronics PCL	2,251,746	2,535
	Bangkok Airways PCL	3,281,700	2,474
	Supalai PCL	4,227,050	2,455
	Amata Corp. PCL	2,678,097	2,319
	3BB Internet Infrastructure Fund Class F	12,210,563	2,262
[3]	Ngern Tid Lor PCL	4,248,513	2,224
*,3	Jasmine Technology Solution PCL	948,400	2,001
	CH Karnchang PCL	3,406,300	1,940
[3]	Sri Trang Agro-Industry PCL	3,094,523	1,900
	Plan B Media PCL Class F	8,132,872	1,793
	Bangkok Chain Hospital PCL	3,448,748	1,766
	Central Plaza Hotel PCL	1,652,490	1,765
	I-TAIL Corp. PCL	2,298,200	1,720
	Betagro PCL	2,626,500	1,650
	Chularat Hospital PCL Class F	18,544,560	1,596
	Thonburi Healthcare Group PCL	2,564,200	1,522
	Bangkok Life Assurance PCL NVDR	2,034,800	1,521
*	VGI PCL	18,141,761	1,515
	CK Power PCL	13,235,531	1,434
	Thailand Future Fund	7,495,000	1,431
	Mega Lifesciences PCL	1,219,200	1,420
	AP Thailand PCL	4,985,556	1,409
	JMT Network Services PCL	2,309,423	1,359
	TTW PCL	5,052,400	1,354
	Thai Vegetable Oil PCL	1,773,210	1,308
	AEON Thana Sinsap Thailand PCL	315,600	1,307
	Bangkok Commercial Asset Management PCL (XBKK)	5,319,500	1,307
	Tipco Asphalt PCL	2,394,300	1,288
	Quality Houses PCL	22,959,333	1,265
[3]	Jaymart Group Holdings PCL	2,745,600	1,262
[3]	Dohome PCL (XBKK)	4,018,539	1,237
	Dhipaya Group Holdings PCL	1,458,100	1,174
	Stecon Group PCL	4,032,015	1,099
	PTG Energy PCL	3,835,707	1,095
137

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sri Trang Gloves Thailand PCL	3,334,200	1,047
	Thaicom PCL	2,413,540	1,042
	TOA Paint Thailand PCL	1,858,700	992
	Star Petroleum Refining PCL	4,930,000	980
[3]	MBK PCL	1,647,176	970
	Esso Thailand PCL	4,332,700	949
	Gunkul Engineering PCL	11,154,483	901
	Banpu Power PCL	2,314,100	871
[3]	Thoresen Thai Agencies PCL	5,257,141	859
	Major Cineplex Group PCL	1,931,844	848
	TPI Polene Power PCL	9,361,700	844
	Thaifoods Group PCL Class F	6,948,500	838
	TQM Alpha PCL	1,058,500	823
	Jasmine International PCL	11,571,920	793
*,3	Singer Thailand PCL	2,418,400	787
	Bangkok Land PCL	39,532,000	724
	GFPT PCL	2,027,500	665
	Forth Corp. PCL	1,730,200	655
	Taokaenoi Food & Marketing PCL Class F	1,968,500	612
	AP Thailand PCL NVDR	2,127,300	601
	Pruksa Holding PCL	2,202,900	581
[3]	Central Plaza Hotel PCL NVDR	489,800	523
	BCPG PCL	2,569,637	517
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	2,840,566	513
	Ratchthani Leasing PCL	8,469,175	488
	BEC World PCL	3,710,100	463
	MK Restaurants Group PCL	560,100	457
	LPN Development PCL	5,027,811	444
	SPCG PCL	1,561,900	405
	Tisco Financial Group PCL NVDR	133,550	382
*	Super Energy Corp. PCL	44,967,100	374
	TPI Polene PCL	9,549,196	331
*	Beyond Securities PCL	9,112,900	320
	Precious Shipping PCL	1,234,000	304
	Precious Shipping pcl NVDR	1,095,000	270
*,2	Thai Airways International PCL	3,045,000	230
	Vibhavadi Medical Center PCL	3,785,740	213
	Pruksa Real Estate PCL	1,063,290	140
	Ramkhamhaeng Hospital PCL Class F	179,507	127
	AEON Thana Sinsap Thailand PCL NVDR	23,200	96
*	Italian-Thai Development PCL	3,026,510	61
			114,886
Turkey (0.2%)
*	BatiSoke Soke Cimento Sanayii TAS	1,054,478	1,608
*	Ral Yatirim Holding A/S	129,669	994
*	NET Holding A/S	660,268	792
*	Bera Holding A/S	2,066,732	781
	AKIS Gayrimenkul Yatirimi A/S	4,300,047	769
	Global Yatirim Holding A/S	1,594,210	767
*	Albaraka Turk Katilim Bankasi A/S	4,904,617	753
	Yeni Gimat Gayrimenkul Ortakligi A/S	471,365	730
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	335,008	692
	Bursa Cimento Fabrikasi A/S	3,644,804	681
	Logo Yazilim Sanayi Ve Ticaret A/S	189,034	584
	LDR Turizm AS	194,877	540
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,190,306	540
	Sekerbank Turk A/S	4,436,999	531
	Escar Turizm Tasimacilik Ticaret A/S	49,591	502
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,284,366	495
*	Tetamat Gida Yatirimlari Anonimsirketi	1,680	471
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	29,665	434
*	Biotrend Cevre VE Enerji Yatirimlari A/S	790,887	429
*	Tumosan Motor ve Traktor Sanayi A/S	121,489	428
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	34,934	427
*	Aksigorta A/S	2,192,306	380
	Kervan Gida Sanayi Ve Ticaret A/S	5,610,855	377
*	Tukas Gida Sanayi ve Ticaret A/S	1,847,419	356
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	347,074	354
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	6,633,053	352
138

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Katilimevim Tasarruf Finansman A/S	204,126	341
*	Izmir Demir Celik Sanayi A/S	1,954,728	311
*	Is Finansal Kiralama A/S	935,634	303
*	Fenerbahce Futbol A/S	104,925	300
	Suwen Tekstil Sanayi Pazarlama AS	340,332	292
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,036,835	285
	Ebebek Magazacilik A/S	203,217	275
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	266,409	263
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	619,912	255
*	Kerevitas Gida Sanayi ve Ticaret A/S	651,906	243
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	318,875	226
*	Karel Elektronik Sanayi ve Ticaret A/S	783,468	211
	SUN Tekstil Sanayi Ve Ticaret AS	314,905	186
*	Qua Granite Hayal	2,394,895	185
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,422,908	177
	Polisan Holding A/S	587,349	176
*	Europen Endustri Insaat Sanayi VE Ticaret AS	504,830	173
*	Tat Gida Sanayi A/S	220,062	159
*	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	140
*	Kartonsan Karton Sanayi ve Ticaret A/S	54,186	136
*	Erciyas Celik Boru Sanayi A/S	50,963	132
*	Imas Makina Sanayi AS	1,814,275	127
*	Marti Otel Isletmeleri A/S	1,300,896	125
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			20,788
United Arab Emirates (0.2%)
*	Dana Gas PJSC	18,833,311	3,460
	GFH Financial Group BSC	9,766,305	3,296
	Parkin Co. PJSC	2,751,238	3,191
	Agthia Group PJSC	1,054,071	2,180
*	Space42 plc	3,470,317	1,982
*	Ajman Bank PJSC	3,586,404	1,698
	RAK Properties PJSC	4,964,210	1,605
*	Aramex PJSC	2,446,942	1,525
	Amanat Holdings PJSC	3,943,587	1,190
*	AL Seer Marine Supplies & Equipment Co. LLC	790,380	828
	Sharjah Islamic Bank	468,273	293
*,2	Arabtec Holding PJSC	2,033,180	—
			21,248
United Kingdom (8.6%)
	Games Workshop Group plc	114,696	17,729
	LondonMetric Property plc	6,787,666	16,967
	Investec plc	2,156,892	16,607
	Bellway plc	423,870	15,479
	Tritax Big Box REIT plc	8,448,147	15,336
	IG Group Holdings plc	1,270,767	14,704
	Britvic plc	877,271	14,476
	Tate & Lyle plc	1,385,180	13,367
	ITV plc	13,923,112	13,259
	Greggs plc	361,076	12,802
	Cranswick plc	189,986	12,446
	Johnson Matthey plc	645,684	12,425
*	Vistry Group plc	1,049,006	12,328
	Rotork plc	3,141,247	12,190
	Spectris plc	368,775	12,007
	Inchcape plc	1,278,152	11,822
	Abrdn plc	6,444,604	10,979
	Derwent London plc	387,653	10,967
	Drax Group plc	1,328,743	10,703
	Balfour Beatty plc	1,835,011	10,488
	QinetiQ Group plc	1,774,114	10,473
*	Carnival plc	511,143	10,208
	Man Group plc	3,977,483	10,179
	Softcat plc	463,506	10,162
	Big Yellow Group plc	644,344	9,993
*	Playtech plc	1,057,409	9,896
	International Distribution Services plc	2,264,927	9,856
139

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Direct Line Insurance Group plc	4,480,851	9,475
	Shaftesbury Capital plc	5,288,751	9,281
*	Ocado Group plc	2,034,134	9,162
[1]	Quilter plc	4,556,881	8,476
	easyJet plc	1,284,679	8,466
	Grafton Group plc GDR	648,878	8,393
	Serco Group plc	3,666,335	8,284
	WH Smith plc	468,337	7,979
	Centamin plc	3,875,769	7,951
	Travis Perkins plc	757,221	7,885
*,1	Deliveroo plc	4,413,183	7,858
	Grainger plc	2,669,510	7,844
	TP ICAP Group plc	2,679,022	7,793
*,1	Trainline plc	1,566,528	7,784
	Safestore Holdings plc	730,690	7,621
	Harbour Energy plc	2,140,676	7,617
	Plus500 Ltd.	246,029	7,420
	Morgan Sindall Group plc	147,007	7,102
	Hill & Smith plc	270,974	7,087
[1]	JTC plc	535,520	7,075
	Computacenter plc	249,874	7,031
	Lancashire Holdings Ltd.	845,989	6,863
	Mitie Group plc	4,467,531	6,702
	Coats Group plc	5,371,846	6,592
	Bank of Georgia Group plc	122,415	6,582
	Savills plc	460,746	6,386
	4imprint Group plc	95,833	6,313
	Paragon Banking Group plc	718,049	6,310
	Sirius Real Estate Ltd.	5,416,096	6,272
	Pennon Group plc	887,912	6,226
	AJ Bell plc	1,083,395	6,223
	Just Group plc	3,580,260	6,176
	OSB Group plc	1,358,913	6,151
	Dunelm Group plc	427,049	6,119
	Pets at Home Group plc	1,582,543	6,040
	Genus plc	222,926	6,026
	Hammerson plc	1,615,598	6,005
	Energean plc	459,475	5,928
	SSP Group plc	2,761,877	5,737
	Primary Health Properties plc	4,498,783	5,546
	Baltic Classifieds Group plc	1,349,028	5,503
	Oxford Instruments plc	195,897	5,476
	Assura plc	10,455,581	5,451
	Breedon Group plc	960,044	5,447
	Premier Foods plc	2,250,410	5,446
	Babcock International Group plc	888,136	5,411
	Domino's Pizza Group plc	1,391,667	5,402
	TBC Bank Group plc	152,155	5,396
	Hays plc	5,386,601	5,371
	Keller Group plc	249,553	5,231
	International Workplace Group plc	2,518,403	5,205
	Telecom Plus plc	239,684	5,190
	Pagegroup plc	1,097,599	5,062
	Genuit Group plc	836,195	5,056
	Great Portland Estates plc	1,218,862	4,945
	Volution Group plc	654,434	4,883
	IntegraFin Holdings plc	1,032,669	4,876
	Renishaw plc	114,659	4,643
	Rathbones Group plc	213,743	4,595
	Bodycote plc	645,163	4,583
	Future plc	397,119	4,496
	Chemring Group plc	959,699	4,427
	MONY Group plc	1,823,190	4,415
[1]	Bridgepoint Group plc	1,090,281	4,411
	Clarkson plc	95,566	4,348
	Ashmore Group plc	1,568,863	4,291
*	Spirent Communications plc	1,979,843	4,282
*,1	Watches of Switzerland Group plc	814,037	4,279
*	Helios Towers plc	3,103,443	4,233
*	Greencore Group plc	1,567,102	4,214
140

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Supermarket Income REIT plc	4,341,799	3,972
*,1	Trustpilot Group plc	1,233,046	3,941
*	John Wood Group plc	2,381,382	3,891
*	Indivior plc	432,547	3,837
	Marshalls plc	846,253	3,700
*	Oxford Nanopore Technologies plc	2,097,204	3,655
*	Moonpig Group plc	1,121,706	3,627
	Firstgroup plc	2,102,058	3,619
*	Currys plc	3,388,861	3,609
[1]	Ibstock plc	1,355,241	3,510
	Zigup plc	764,103	3,484
	Elementis plc	2,005,900	3,463
*	Frasers Group plc	348,800	3,449
	Workspace Group plc	467,609	3,355
	Vesuvius plc	723,044	3,324
	Victrex plc	300,827	3,306
	Kainos Group plc	337,535	3,269
	Bytes Technology Group plc (XLON)	559,520	3,258
*	Hochschild Mining plc	1,093,470	3,230
	Hilton Food Group plc	271,314	3,147
	Morgan Advanced Materials plc	989,010	3,068
*	Mitchells & Butlers plc	910,568	2,944
	Pan African Resources plc	6,444,831	2,943
	Dowlais Group plc	4,622,535	2,926
	AG Barr plc	342,230	2,754
[1]	Spire Healthcare Group plc	986,718	2,739
	Rhi Magnesita NV	65,785	2,724
*	Molten Ventures plc	603,100	2,649
	C&C Group plc	1,372,971	2,606
[1]	TI Fluid Systems plc	1,149,719	2,529
	Senior plc	1,481,785	2,510
[1]	Petershill Partners plc	866,463	2,422
	J D Wetherspoon plc	298,058	2,364
	Ninety One plc	1,088,589	2,330
	Balanced Commercial Property Trust Ltd.	1,864,013	2,304
	NCC Group plc	1,029,963	2,050
*	IP Group plc	3,377,951	2,007
[3]	Diversified Energy Co. plc	160,987	1,944
*	THG plc	3,184,029	1,921
*	Auction Technology Group plc	324,302	1,883
	Crest Nicholson Holdings plc	848,641	1,851
	Essentra plc	951,846	1,826
	Picton Property Income Ltd.	1,941,361	1,736
	Wickes Group plc	803,074	1,663
	Halfords Group plc	760,039	1,637
	Jupiter Fund Management plc	1,521,227	1,585
*	Mobico Group plc	1,769,370	1,583
*	Alphawave IP Group plc	1,072,690	1,539
[1]	CMC Markets plc	384,903	1,517
*	AO World plc	1,063,979	1,486
*	Close Brothers Group plc	502,355	1,480
	Dr. Martens plc	2,039,532	1,438
*	PureTech Health plc	704,162	1,390
	Bytes Technology Group plc	236,220	1,371
	FDM Group Holdings plc	298,912	1,362
	Liontrust Asset Management plc	216,632	1,359
*	Tullow Oil plc	4,168,965	1,271
*,1,3	Aston Martin Lagonda Global Holdings plc	814,675	1,202
*	Evoke plc	1,279,812	1,020
	Helical plc	388,843	1,001
[1]	Bakkavor Group plc	516,460	1,001
*,3	ASOS plc	212,805	977
*	Synthomer plc	421,416	974
	PZ Cussons plc	796,779	831
	Rank Group plc	631,124	713
*,2	Home REIT plc	2,905,246	713
*	SIG plc	2,274,532	674
	CLS Holdings plc	554,760	660
	Ithaca Energy plc	376,376	494
	Vanquis Banking Group plc	324,538	189
141

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1,2	Finablr plc	496,892	—
*,2	Carillion plc	961,048	—
			927,003
Total Common Stocks (Cost $10,547,031)			10,667,231
Preferred Stocks (0.2%)
	Sixt SE Preference Shares	57,262	3,581
	Marcopolo SA Preference Shares	2,396,280	3,507
	Danieli & C Officine Meccaniche SpA Preference Shares	129,618	2,620
	Raizen SA Preference Shares	4,803,320	2,327
	Draegerwerk AG & Co. KGaA Preference Shares	35,069	1,705
	Banco Pan SA Preference Shares	873,819	1,285
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	651,198	1,267
	Randon SAImplementos E Participacoes Preference Shares	599,637	1,110
*	Azul SA Preference Shares	936,855	920
	Corem Property Group AB Preference Shares	34,899	890
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	608,000	795
	Banco ABC Brasil SA Preference Shares	186,000	673
	Taurus Armas SA Preference Shares	239,200	389
*,2	Mechel PJSC Preference Shares	434,330	—
*,2	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $23,967)			21,069
Rights (0.0%)
*,2	AHL Strom-Munksjo OYJ	29,401	570
*	Peptron Inc. Exp. 11/14/24	7,760	185
*	Ecopro HN Co. Ltd. Exp. 12/5/24	10,920	40
*	PMB Technology Bhd. Exp. 11/8/24	58,435	5
*	STCube Inc. Exp. 11/22/24	3,347	4
*,2	LOTTE REIT Co. Ltd. Exp. 11/5/24	84,691	3
*	Hidrovias do Brasil SA Exp. 11/18/24	840,772	3
*	ESR-LOGOS REIT Exp. 11/1/24	857,547	—
*	Sesa SpA Exp. 11/28/24	25,226	—
Total Rights (Cost $444)			810
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30	104,185	98
*	Vgi W4 Exp. 8/15/25	1,814,176	71
*	VGI PCL Exp. 5/23/27 (XBKK)	4,948,352	15
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	430,554	9
*	JASMINE INTERNATIONAL PCL Exp. 10/10/31	533,760	5
*	VGI PCL Exp. 5/23/27	542,670	1
*,3	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	77,015	—
Total Warrants (Cost $—)			199
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.834% (Cost $368,096)	3,681,791	368,142
Total Investments (102.5%) (Cost $10,939,538)			11,057,451
Other Assets and Liabilities—Net (-2.5%)			(265,846)
Net Assets (100%)			10,791,605
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $437,522,000, representing 4.1% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,649,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $304,398,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
142

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	248	27,387	(80)
E-mini S&P 500 Index	December 2024	17	4,878	(105)
MSCI EAFE Index	December 2024	385	45,241	(1,800)
MSCI Emerging Markets Index	December 2024	419	23,600	(78)
S&P TSX 60 Index	December 2024	30	6,237	89
				(1,974)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/18/24	CAD	8,932	USD	6,599	—	(174)
Royal Bank of Canada	12/18/24	INR	1,260,797	USD	14,958	7	—
State Street Bank & Trust Co.	12/18/24	INR	485,478	USD	5,763	—	—
State Street Bank & Trust Co.	12/18/24	INR	336,449	USD	3,992	1	—
Citibank, N.A.	12/18/24	INR	335,980	USD	3,984	4	—
BNP Paribas	12/18/24	INR	320,715	USD	3,810	—	(4)
Bank of America, N.A.	12/18/24	INR	212,242	USD	2,522	—	(3)
HSBC Bank plc	12/18/24	INR	184,804	USD	2,194	—	—
Bank of America, N.A.	12/18/24	INR	173,574	USD	2,059	1	—
UBS AG	12/18/24	INR	157,001	USD	1,864	—	(1)
HSBC Bank plc	12/18/24	INR	140,595	USD	1,667	2	—
Barclays Bank plc	12/18/24	USD	2,569	AUD	3,861	26	—
Goldman Sachs International	12/18/24	USD	2,194	BRL	12,525	39	—
UBS AG	12/18/24	USD	6,022	CAD	8,107	190	—
Deutsche Bank AG	12/18/24	USD	3,906	CHF	3,272	96	—
HSBC Bank plc	12/18/24	USD	2,993	DKK	20,115	52	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	8,731	EUR	7,885	136	—
State Street Bank & Trust Co.	12/18/24	USD	13,194	GBP	10,021	274	—
Toronto-Dominion Bank	12/18/24	USD	5,863	GBP	4,478	89	—
State Street Bank & Trust Co.	12/18/24	USD	2,530	HKD	19,664	—	(1)
State Street Bank & Trust Co.	12/18/24	USD	12,877	JPY	1,845,592	650	—
BNP Paribas	12/18/24	USD	5,878	JPY	831,083	372	—
Bank of America, N.A.	12/18/24	USD	651	KRW	869,711	17	—
UBS AG	12/18/24	USD	531	PLN	2,051	20	—
143

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	12/18/24	USD	6,085	SEK	62,836	171	—
Citibank, N.A.	12/18/24	USD	9,942	TWD	315,501	10	—
						2,157	(183)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
PLN—Polish zloty.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $960,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
144

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,571,442)	10,689,309
Affiliated Issuers (Cost $368,096)	368,142
Total Investments in Securities	11,057,451
Investment in Vanguard	305
Cash	43,243
Cash Collateral Pledged—Futures Contracts	5,250
Cash Collateral Pledged—Forward Currency Contracts	30
Foreign Currency, at Value (Cost $38,518)	37,320
Receivables for Investment Securities Sold	1,704
Receivables for Accrued Income	36,653
Receivables for Capital Shares Issued	356
Unrealized Appreciation—Forward Currency Contracts	2,157
Total Assets	11,184,469
Liabilities
Payables for Investment Securities Purchased	46,307
Collateral for Securities on Loan	304,398
Payables for Capital Shares Redeemed	3,180
Payables to Vanguard	1,158
Variation Margin Payable—Futures Contracts	1,117
Unrealized Depreciation—Forward Currency Contracts	183
Deferred Foreign Capital Gains Taxes	36,521
Total Liabilities	392,864
Net Assets	10,791,605
1 Includes $228,649,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	11,064,744
Total Distributable Earnings (Loss)	(273,139)
Net Assets	10,791,605

ETF Shares—Net Assets
Applicable to 72,924,828 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,757,932
Net Asset Value Per Share—ETF Shares	$120.10

Admiral™ Shares—Net Assets
Applicable to 48,573,008 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,440,314
Net Asset Value Per Share—Admiral Shares	$29.65

Institutional Shares—Net Assets
Applicable to 2,584,953 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	593,359
Net Asset Value Per Share—Institutional Shares	$229.54

See accompanying Notes, which are an integral part of the Financial Statements.
145

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	278,897
Interest[2]	3,251
Securities Lending—Net	14,330
Total Income	296,478
Expenses
The Vanguard Group—Note B
Investment Advisory Services	606
Management and Administrative—ETF Shares	3,401
Management and Administrative—Admiral Shares	1,870
Management and Administrative—Institutional Shares	480
Marketing and Distribution—ETF Shares	264
Marketing and Distribution—Admiral Shares	73
Marketing and Distribution—Institutional Shares	20
Custodian Fees	1,592
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—ETF Shares	504
Shareholders’ Reports and Proxy Fees—Admiral Shares	42
Shareholders’ Reports and Proxy Fees—Institutional Shares	—
Trustees’ Fees and Expenses	7
Other Expenses	439
Total Expenses	9,339
Expenses Paid Indirectly	(188)
Net Expenses	9,151
Net Investment Income	287,327
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	90,082
Futures Contracts	13,817
Forward Currency Contracts	164
Foreign Currencies	(2,549)
Realized Net Gain (Loss)	101,514
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,619,671
Investment Securities—Short Positions	57
Futures Contracts	948
Forward Currency Contracts	893
Foreign Currencies	952
Change in Unrealized Appreciation (Depreciation)	1,622,521
Net Increase (Decrease) in Net Assets Resulting from Operations	2,011,362
1	Dividends are net of foreign withholding taxes of $31,705,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,417,000, $49,000, less than $1,000, and ($77,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $14,256,000.
4	Includes $125,398,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $23,149,000.

See accompanying Notes, which are an integral part of the Financial Statements.
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Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	287,327	296,768
Realized Net Gain (Loss)	101,514	(118,028)
Change in Unrealized Appreciation (Depreciation)	1,622,521	509,244
Net Increase (Decrease) in Net Assets Resulting from Operations	2,011,362	687,984
Distributions
ETF Shares	(255,015)	(258,719)
Admiral Shares	(40,755)	(40,554)
Institutional Shares	(16,542)	(13,755)
Total Distributions	(312,312)	(313,028)
Capital Share Transactions
ETF Shares	143,584	59,574
Admiral Shares	(38,753)	7,516
Institutional Shares	8,063	115,537
Net Increase (Decrease) from Capital Share Transactions	112,894	182,627
Total Increase (Decrease)	1,811,944	557,583
Net Assets
Beginning of Period	8,979,661	8,422,078
End of Period	10,791,605	8,979,661

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$100.93	$95.98	$137.63	$102.74	$105.96
Investment Operations
Net Investment Income[1]	3.221	3.202	3.157	2.770	2.177
Net Realized and Unrealized Gain (Loss) on Investments	19.402	5.135	(41.764)	35.250	(2.905)
Total from Investment Operations	22.623	8.337	(38.607)	38.020	(.728)
Distributions
Dividends from Net Investment Income	(3.453)	(3.387)	(3.043)	(3.130)	(2.492)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.453)	(3.387)	(3.043)	(3.130)	(2.492)
Net Asset Value, End of Period	$120.10	$100.93	$95.98	$137.63	$102.74
Total Return	22.61%	8.57%	-28.52%	37.35%	-0.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,758	$7,243	$6,882	$9,941	$4,814
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.07%[2]	0.07%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.96%	2.72%	2.10%	2.17%
Portfolio Turnover Rate[3]	17%	14%	18%	17%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.92	$23.69	$33.98	$25.37	$26.16
Investment Operations
Net Investment Income[1]	.773	.763	.758	.626	.524
Net Realized and Unrealized Gain (Loss) on Investments	4.784	1.279	(10.319)	8.739	(.711)
Total from Investment Operations	5.557	2.042	(9.561)	9.365	(.187)
Distributions
Dividends from Net Investment Income	(.827)	(.812)	(.729)	(.755)	(.603)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.827)	(.812)	(.729)	(.755)	(.603)
Net Asset Value, End of Period	$29.65	$24.92	$23.69	$33.98	$25.37
Total Return[2]	22.49%	8.48%	-28.61%	37.22%	-0.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,440	$1,244	$1,174	$1,585	$1,110
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.16%[3]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.86%	2.65%	1.94%	2.12%
Portfolio Turnover Rate[4]	17%	14%	18%	17%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$192.92	$183.43	$262.99	$196.33	$202.46
Investment Operations
Net Investment Income[1]	6.100	6.028	6.071	4.974	4.111
Net Realized and Unrealized Gain (Loss) on Investments	37.032	9.860	(79.906)	67.622	(5.479)
Total from Investment Operations	43.132	15.888	(73.835)	72.596	(1.368)
Distributions
Dividends from Net Investment Income	(6.512)	(6.398)	(5.725)	(5.936)	(4.762)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.512)	(6.398)	(5.725)	(5.936)	(4.762)
Net Asset Value, End of Period	$229.54	$192.92	$183.43	$262.99	$196.33
Total Return	22.55%	8.52%	-28.55%	37.29%	-0.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$593	$493	$366	$395	$258
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%[2]	0.11%[2]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.92%	2.76%	1.99%	2.13%
Portfolio Turnover Rate[3]	17%	14%	18%	17%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $305,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $188,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,797,159	16,865	—	1,814,024
Common Stocks—Other	50,796	8,786,042	16,369	8,853,207
Preferred Stocks	12,273	8,796	—	21,069
Rights	193	44	573	810
Warrants	29	72	98	199
Temporary Cash Investments	368,142	—	—	368,142
Total	2,228,592	8,811,819	17,040	11,057,451
Derivative Financial Instruments
Assets
Futures Contracts[1]	89	—	—	89
Forward Currency Contracts	—	2,157	—	2,157
Total	89	2,157	—	2,246
Liabilities
Futures Contracts[1]	(2,063)	—	—	(2,063)
Forward Currency Contracts	—	(183)	—	(183)
Total	(2,063)	(183)	—	(2,246)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	89	—	89
Unrealized Appreciation—Forward Currency Contracts	—	2,157	2,157
Total Assets	89	2,157	2,246

Unrealized Depreciation—Futures Contracts[1]	(2,063)	—	(2,063)
Unrealized Depreciation—Forward Currency Contracts	—	(183)	(183)
Total Liabilities	(2,063)	(183)	(2,246)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	13,817	—	13,817
Forward Currency Contracts	—	164	164
Realized Net Gain (Loss) on Derivatives	13,817	164	13,981
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	948	—	948
Forward Currency Contracts	—	893	893
Change in Unrealized Appreciation (Depreciation) on Derivatives	948	893	1,841
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FTSE All-World ex-US Small-Cap Index Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	119,708
Total Distributable Earnings (Loss)	(119,708)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	191,876
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(101,123)
Capital Loss Carryforwards	(370,939)
Qualified Late-Year Losses	—
Other Temporary Differences	7,047
Total	(273,139)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	312,312	313,028
Long-Term Capital Gains	—	—
Total	312,312	313,028
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,120,047
Gross Unrealized Appreciation	2,051,265
Gross Unrealized Depreciation	(2,113,763)
Net Unrealized Appreciation (Depreciation)	(62,498)
G.	During the year ended October 31, 2024, the fund purchased $1,908,407,000 of investment securities and sold $1,739,561,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $413,399,000 and $515,890,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	849,669	7,364	896,906	8,362
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(706,085)	(6,200)	(837,332)	(8,300)
Net Increase (Decrease)—ETF Shares	143,584	1,164	59,574	62
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FTSE All-World ex-US Small-Cap Index Fund
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	210,774	7,352	239,141	9,032
Issued in Lieu of Cash Distributions	33,897	1,198	34,107	1,303
Redeemed	(283,424)	(9,876)	(265,732)	(9,998)
Net Increase (Decrease)—Admiral Shares	(38,753)	(1,326)	7,516	337
Institutional Shares
Issued	132,132	576	149,680	721
Issued in Lieu of Cash Distributions	14,634	67	13,089	64
Redeemed	(138,703)	(615)	(47,232)	(223)
Net Increase (Decrease)—Institutional Shares	8,063	28	115,537	562
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2024, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
155

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the  five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
156

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
FTSE All-World ex-US Index Fund	1,164,515
FTSE All-World ex-US Small-Cap Index Fund	176,910
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
FTSE All-World ex-US Index Fund	5,955
FTSE All-World ex-US Small-Cap Index Fund	950
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
FTSE All-World ex-US Index Fund	1,722,801	157,405
FTSE All-World ex-US Small-Cap Index Fund	310,215	44,012

Q7700 122024
157

Financial Statements
For the year ended October 31, 2024
Vanguard Total World Stock Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	157
Tax information	158

Total World Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (1.8%)
	Commonwealth Bank of Australia	1,019,597	95,102
	BHP Group Ltd.	3,069,916	85,290
	CSL Ltd.	294,821	55,354
	National Australia Bank Ltd.	1,891,166	47,932
	Westpac Banking Corp.	2,104,832	44,205
	ANZ Group Holdings Ltd.	1,822,965	37,153
	Macquarie Group Ltd.	213,968	32,383
	Wesfarmers Ltd.	691,174	30,405
	Goodman Group	1,134,901	27,101
	Woodside Energy Group Ltd.	1,155,295	18,183
	Rio Tinto Ltd.	227,970	17,900
	Transurban Group	1,891,900	15,767
	Aristocrat Leisure Ltd.	389,857	15,688
	Woolworths Group Ltd.	745,126	14,614
	Fortescue Ltd.	967,885	12,121
	QBE Insurance Group Ltd.	922,776	10,418
	Brambles Ltd.	856,393	10,311
	Amcor plc GDR	907,540	10,005
	Coles Group Ltd.	821,743	9,484
	Suncorp Group Ltd.	783,100	9,186
*	Xero Ltd.	94,238	9,156
	Santos Ltd.	1,997,073	8,885
*	James Hardie Industries plc GDR	270,280	8,620
	Northern Star Resources Ltd.	692,807	8,040
	WiseTech Global Ltd.	101,361	7,782
	Cochlear Ltd.	40,587	7,514
	Scentre Group	3,208,480	7,356
	Insurance Australia Group Ltd.	1,477,551	7,255
	Origin Energy Ltd.	1,092,457	6,898
	South32 Ltd.	2,803,512	6,723
	Telstra Group Ltd.	2,442,062	6,114
	Computershare Ltd. (XASX)	352,588	6,095
	CAR Group Ltd.	241,863	5,957
	Sonic Healthcare Ltd.	298,529	5,260
	Stockland	1,495,962	5,059
	ASX Ltd.	114,930	4,895
	Lottery Corp. Ltd.	1,323,711	4,325
	REA Group Ltd.	29,138	4,308
	Pro Medicus Ltd.	30,837	3,906
	Evolution Mining Ltd.	1,138,679	3,904
*	NEXTDC Ltd.	363,622	3,884
	Medibank Pvt Ltd.	1,625,211	3,820
	GPT Group	1,216,807	3,770
	SEEK Ltd.	221,034	3,591
	BlueScope Steel Ltd.	269,415	3,580
	Treasury Wine Estates Ltd.	476,415	3,537
	JB Hi-Fi Ltd.	65,228	3,500
	APA Group	747,536	3,423
	Mirvac Group	2,445,705	3,419
	Orica Ltd.	296,397	3,367
	Seven Group Holdings Ltd.	119,749	3,263
*,1	Pilbara Minerals Ltd.	1,755,966	3,252
	Vicinity Ltd.	2,280,373	3,242
	Washington H Soul Pattinson & Co. Ltd.	144,458	3,166
	Dexus	655,762	3,078
	Endeavour Group Ltd.	953,803	2,934
	Bendigo & Adelaide Bank Ltd.	364,010	2,933
	Technology One Ltd.	180,183	2,872
	Qube Holdings Ltd.	1,172,210	2,859
	Worley Ltd.	308,044	2,829

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Charter Hall Group	285,265	2,815
	Ramsay Health Care Ltd.	105,193	2,767
*	Lynas Rare Earths Ltd.	553,304	2,750
	Mineral Resources Ltd.	104,552	2,687
	Ampol Ltd.	140,872	2,579
	ALS Ltd.	273,522	2,525
*	Qantas Airways Ltd.	475,959	2,520
	Incitec Pivot Ltd.	1,267,952	2,501
	Steadfast Group Ltd.	692,676	2,495
	AGL Energy Ltd.	362,334	2,488
	Aurizon Holdings Ltd.	1,075,926	2,386
*	Telix Pharmaceuticals Ltd.	173,316	2,368
	Cleanaway Waste Management Ltd.	1,314,516	2,353
	Lendlease Corp. Ltd.	501,086	2,220
	Atlas Arteria Ltd.	663,248	2,123
	Bank of Queensland Ltd.	453,168	1,938
*,2	Life360 Inc. GDR	133,815	1,909
	Whitehaven Coal Ltd.	412,320	1,844
*	Sandfire Resources Ltd.	263,386	1,783
	Reece Ltd.	119,675	1,783
	Breville Group Ltd.	84,180	1,750
	Ansell Ltd.	85,368	1,736
	Downer EDI Ltd.	470,766	1,725
	AUB Group Ltd.	79,475	1,666
	Reliance Worldwide Corp. Ltd.	469,290	1,598
	Perseus Mining Ltd.	847,981	1,585
	IDP Education Ltd.	172,354	1,569
	HUB24 Ltd.	32,779	1,475
	AMP Ltd.	1,553,146	1,451
	National Storage REIT	877,044	1,443
*	Zip Co. Ltd.	729,666	1,422
	Ventia Services Group Pty Ltd.	464,690	1,396
	Orora Ltd.	861,243	1,361
	Flight Centre Travel Group Ltd.	127,490	1,333
	Sigma Healthcare Ltd.	1,030,184	1,323
	IGO Ltd.	386,223	1,323
	ARB Corp. Ltd.	44,466	1,205
	Charter Hall Long Wale REIT	471,630	1,201
*	Paladin Energy Ltd.	181,078	1,192
	Region RE Ltd.	811,977	1,168
	Metcash Ltd.	578,905	1,161
*	De Grey Mining Ltd.	1,146,262	1,141
*	Genesis Minerals Ltd.	712,513	1,138
	HMC Capital Ltd.	170,028	1,129
	Challenger Ltd.	281,886	1,116
*	West African Resources Ltd.	921,702	1,106
	HomeCo Daily Needs REIT	1,377,424	1,092
	Harvey Norman Holdings Ltd.	349,024	1,047
[2]	Viva Energy Group Ltd.	599,021	1,030
	Premier Investments Ltd.	46,619	1,026
	Westgold Resources Ltd.	478,507	1,007
*	Vault Minerals Ltd.	3,879,759	999
	nib holdings Ltd.	263,080	996
	Ramelius Resources Ltd.	630,328	983
	Champion Iron Ltd.	251,589	966
	Iluka Resources Ltd.	245,222	942
	New Hope Corp. Ltd.	287,133	917
	Arena REIT	344,989	907
*	Emerald Resources NL	326,689	897
	Super Retail Group Ltd.	92,727	879
	Yancoal Australia Ltd.	198,265	848
	Perpetual Ltd.	61,958	822
	Domino's Pizza Enterprises Ltd.	37,445	820
	Beach Energy Ltd.	990,822	812
	Netwealth Group Ltd.	44,941	811
	Ingenia Communities Group	252,668	797
	GrainCorp Ltd. Class A	133,698	790
	Gold Road Resources Ltd.	605,940	790
*,3	Capricorn Metals Ltd.	190,001	765
	Centuria Industrial REIT	382,499	764

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Eagers Automotive Ltd.	105,029	762
*	Bellevue Gold Ltd.	716,011	760
	BWP Trust	334,575	756
	Insignia Financial Ltd.	347,434	752
*	Clarity Pharmaceuticals Ltd.	166,269	740
	Charter Hall Social Infrastructure REIT	424,093	723
	GQG Partners Inc. GDR	393,920	715
	IPH Ltd.	202,558	713
	NRW Holdings Ltd.	282,625	712
	Sims Ltd.	85,247	708
	Codan Ltd.	67,411	697
*	Regis Resources Ltd.	391,667	690
	Bega Cheese Ltd.	203,972	687
	Pinnacle Investment Management Group Ltd.	51,131	672
	Lovisa Holdings Ltd.	34,054	662
*	IRESS Ltd.	101,554	660
	Nine Entertainment Co. Holdings Ltd.	858,041	660
	Waypoint REIT Ltd.	402,946	657
*	Resolute Mining Ltd.	1,218,737	652
	Charter Hall Retail REIT	292,604	648
	Nickel Industries Ltd.	1,085,126	641
*	PEXA Group Ltd.	71,558	636
	Centuria Capital Group	524,850	634
*	Spartan Resources Ltd.	602,177	626
	TPG Telecom Ltd.	201,437	596
*	Nuix Ltd.	116,761	590
	Amotiv Ltd.	83,265	580
	Brickworks Ltd.	32,053	569
*	Alpha HPA Ltd.	839,042	563
*	Webjet Ltd.	213,221	560
	Deterra Royalties Ltd.	227,707	551
	EVT Ltd.	76,887	549
	Bapcor Ltd.	182,563	547
*	Boss Energy Ltd.	243,147	541
	Imdex Ltd.	309,856	526
	Magellan Financial Group Ltd.	73,758	517
*	Deep Yellow Ltd.	576,853	512
	Karoon Energy Ltd.	559,674	510
*	Neuren Pharmaceuticals Ltd.	63,248	509
*	SiteMinder Ltd.	117,620	508
*	PolyNovo Ltd.	378,378	506
	Nufarm Ltd.	200,238	505
	Corporate Travel Management Ltd.	62,290	505
*	Opthea Ltd.	894,697	491
*	Mesoblast Ltd.	570,519	490
	Data#3 Ltd.	101,966	488
*	Austal Ltd.	224,126	484
*,1	Liontown Resources Ltd.	892,153	477
	Helia Group Ltd.	179,466	477
	Dexus Industria REIT	254,739	451
*	Temple & Webster Group Ltd.	58,920	445
	Nick Scali Ltd.	47,296	435
*	Macquarie Technology Group Ltd.	7,973	433
	Elders Ltd.	75,733	422
	Monadelphous Group Ltd.	49,373	407
	Stanmore Resources Ltd.	197,115	404
	Service Stream Ltd.	403,873	400
*	Megaport Ltd.	85,492	388
	Inghams Group Ltd.	205,852	387
	Centuria Office REIT	493,450	387
	Perenti Ltd.	499,424	384
*	Healius Ltd.	352,684	382
	Aussie Broadband Ltd.	157,532	376
*	Tuas Ltd.	111,285	375
*	Silex Systems Ltd.	109,538	372
	Lifestyle Communities Ltd.	65,814	371
	Tabcorp Holdings Ltd.	1,184,950	363
*	Superloop Ltd.	293,545	359
	Growthpoint Properties Australia Ltd.	203,498	352
	Ridley Corp. Ltd.	198,995	346

Total World Stock Index Fund
		Shares	Market Value• ($000)
	McMillan Shakespeare Ltd.	35,729	343
	Hotel Property Investments Ltd.	147,109	340
*	Fleetpartners Group Ltd.	172,186	330
	GDI Property Group Partnership	793,163	329
	Myer Holdings Ltd.	545,572	324
	Collins Foods Ltd.	59,424	324
	G8 Education Ltd.	359,410	317
*	Judo Capital Holdings Ltd.	250,833	308
	Credit Corp. Group Ltd.	27,193	307
	Rural Funds Group	248,430	304
	Johns Lyng Group Ltd.	121,385	304
	Accent Group Ltd.	185,939	287
	Domain Holdings Australia Ltd.	145,704	287
*	DroneShield Ltd.	461,117	285
	Kelsian Group Ltd.	110,932	284
	Regis Healthcare Ltd.	66,335	282
*,1	Vulcan Energy Resources Ltd.	78,229	262
*	Nanosonics Ltd.	125,228	261
[2]	Coronado Global Resources Inc. GDR	383,982	256
	Abacus Storage King	309,567	255
	Hansen Technologies Ltd.	76,538	250
	Jumbo Interactive Ltd.	29,317	247
	oOh!media Ltd.	303,040	246
	Platinum Asset Management Ltd.	304,070	244
	Vulcan Steel Ltd.	49,991	244
	MyState Ltd.	93,253	232
*	Audinate Group Ltd.	38,055	232
*	Chalice Mining Ltd.	194,712	230
[1]	Integral Diagnostics Ltd.	110,431	226
*	Star Entertainment Group Ltd.	1,426,946	222
*	Select Harvests Ltd.	92,487	220
*	Bravura Solutions Ltd.	220,350	219
*,3	Leo Lithium Ltd.	657,986	219
	Abacus Group	272,036	216
	Cromwell Property Group	766,822	209
	Clinuvel Pharmaceuticals Ltd.	21,474	200
	PWR Holdings Ltd.	33,484	200
*	ioneer Ltd.	1,046,875	198
*,1	Strike Energy Ltd.	1,411,792	197
	Australian Ethical Investment Ltd.	63,690	188
	Infomedia Ltd.	200,382	187
	HealthCo REIT	246,383	186
*	Australian Agricultural Co. Ltd.	198,343	183
*	BrainChip Holdings Ltd.	1,191,962	181
	SmartGroup Corp. Ltd.	34,915	177
	Kogan.com Ltd.	56,062	171
	GWA Group Ltd.	108,684	166
	Dicker Data Ltd.	28,127	159
	Navigator Global Investments Ltd. (XASX)	137,284	156
*	Latin Resources Ltd.	1,228,628	155
*	Cooper Energy Ltd.	1,339,382	154
*,1	Weebit Nano Ltd.	108,201	143
	Australian Clinical Labs Ltd.	57,771	137
*	Mayne Pharma Group Ltd.	45,285	128
*	St Barbara Ltd.	414,057	125
*	Alkane Resources Ltd.	333,352	124
*	Emeco Holdings Ltd.	242,499	123
*	Wildcat Resources Ltd.	578,880	122
	Cedar Woods Properties Ltd.	29,986	113
*,1	Cettire Ltd.	110,751	110
*	Webjet Group Ltd.	213,221	109
	Amcor plc	9,678	108
*	Imugene Ltd.	3,809,649	107
*	Carnarvon Energy Ltd.	970,363	98
*	Omni Bridgeway Ltd.	163,346	98
	Praemium Ltd.	219,272	97
*	OFX Group Ltd.	100,137	96
*,1	Sayona Mining Ltd.	4,246,221	94
*	Arafura Rare Earths Ltd.	932,307	91
	Australian Finance Group Ltd.	79,434	83

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	AVZ Minerals Ltd.	1,173,611	77
*	Aurelia Metals Ltd.	605,104	74
*	Syrah Resources Ltd.	360,281	70
*	Core Lithium Ltd.	981,521	70
	Solvar Ltd.	78,326	68
*	Tyro Payments Ltd.	124,644	63
*	Mount Gibson Iron Ltd.	286,220	57
*	Fineos Corp. Ltd. GDR	64,697	57
	Baby Bunting Group Ltd.	48,163	57
	SG Fleet Group Ltd.	31,301	56
*	EML Payments Ltd.	118,258	52
*	Coast Entertainment Holdings Ltd.	176,320	52
*	Seven West Media Ltd.	466,784	49
	Jupiter Mines Ltd.	422,476	49
*	29Metals Ltd.	178,050	49
*	Calix Ltd.	84,244	49
*,1	Novonix Ltd.	104,544	48
	Humm Group Ltd.	96,019	45
*,3	Firefinch Ltd.	519,107	20
			950,651
Austria (0.1%)
	Erste Group Bank AG	189,984	10,746
[2]	BAWAG Group AG	48,423	3,753
	OMV AG	84,218	3,490
	Verbund AG	40,814	3,361
	ANDRITZ AG	41,163	2,485
	Wienerberger AG	66,574	2,011
	Raiffeisen Bank International AG	77,021	1,380
	voestalpine AG	62,879	1,309
*	DO & Co. AG	4,675	727
	Vienna Insurance Group AG Wiener Versicherung Gruppe	22,373	714
[1]	Telekom Austria AG	76,181	630
	Oesterreichische Post AG	18,751	595
	EVN AG	21,054	585
[1]	CA Immobilien Anlagen AG	23,167	562
	UNIQA Insurance Group AG	69,446	544
*	Lenzing AG	10,800	370
	Strabag SE	7,566	298
*,1	AT&S Austria Technologie & Systemtechnik AG	14,089	259
*	IMMOFINANZ AG	15,378	250
	Schoeller-Bleckmann Oilfield Equipment AG	8,243	247
	Palfinger AG	8,719	194
	Porr AG	10,423	165
*	Eurotelesites AG	19,045	103
*	S IMMO AG (XWBO)	1,920	46
	Agrana Beteiligungs AG	3,459	40
			34,864
Belgium (0.2%)
	Anheuser-Busch InBev SA	554,772	32,893
*	Argenx SE	36,420	21,475
	UCB SA	74,335	14,313
	KBC Group NV	150,298	10,948
	Ageas SA	101,338	5,289
	Groupe Bruxelles Lambert NV	53,906	3,895
	Syensqo SA	41,989	3,257
	Lotus Bakeries NV	240	3,146
	D'ieteren Group	13,642	2,953
	Ackermans & van Haaren NV	12,825	2,612
	Sofina SA	10,339	2,535
	Warehouses De Pauw CVA	103,431	2,462
	Elia Group SA	22,903	2,179
	Aedifica SA	31,287	2,020
	Azelis Group NV	89,351	1,790
	Solvay SA	42,924	1,746
	Umicore SA	124,476	1,499
	Cofinimmo SA	23,132	1,461
	KBC Ancora	26,126	1,326
	Colruyt Group NV	28,293	1,322
	Montea NV	12,337	903

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Xior Student Housing NV	26,816	901
	Shurgard Self Storage Ltd. (XBRU)	18,836	807
	Melexis NV	12,072	788
	Bekaert SA	20,649	755
	Proximus SADP	89,316	652
	Fagron	30,361	615
	Retail Estates NV	8,422	569
	Deme Group NV	3,612	552
	Barco NV	39,155	487
	VGP NV	4,936	415
	Gimv NV	8,579	354
*	Ontex Group NV	41,395	348
	Kinepolis Group NV	8,060	340
	Tessenderlo Group SA	11,558	313
[1]	Euronav NV	14,401	204
	bpost SA	44,296	116
			128,240
Brazil (0.4%)
	Vale SA	2,095,394	22,495
	Petroleo Brasileiro SA	1,988,517	13,436
	Weg SA	897,572	8,401
	B3 SA - Brasil Bolsa Balcao	3,348,985	6,152
	Centrais Eletricas Brasileiras SA	797,488	5,238
	Banco Do Brasil SA	1,043,740	4,754
	Ambev SA	2,140,986	4,681
	Suzano SA	421,715	4,360
	Localiza Rent a Car SA (BVMF)	596,680	4,337
	JBS SA	681,998	4,248
	Cia de Saneamento Basico do Estado de Sao Paulo	257,300	4,098
	Banco BTG Pactual SA	706,324	3,973
*	Embraer SA	445,600	3,737
	Itau Unibanco Holding SA ADR	598,242	3,619
	Equatorial Energia SA	595,366	3,308
	PRIO SA	411,575	2,918
	Raia Drogasil SA	678,608	2,857
	Petroleo Brasileiro SA ADR	216,610	2,679
	Vale SA ADR	249,500	2,670
	Rumo SA	764,316	2,631
	Vibra Energia SA	678,348	2,618
	BB Seguridade Participacoes SA	411,139	2,437
	Banco Bradesco SA ADR	979,393	2,419
[2]	Rede D'Or Sao Luiz SA	463,939	2,356
	Telefonica Brasil SA	247,864	2,257
	Banco Bradesco SA	892,794	1,968
	Klabin SA	534,160	1,927
	Xp Malls Fdo Inv Imob Fii	105,152	1,886
	Lojas Renner SA	580,394	1,864
*	Ambipar Participacoes e Empreendimentos SA	82,600	1,848
*	BRF SA	401,545	1,822
	Itau Unibanco Holding SA	347,671	1,816
	Ultrapar Participacoes SA	491,096	1,775
*,2	Hapvida Participacoes e Investimentos SA	2,840,112	1,729
	Petroleo Brasileiro SA ADR (XNYS)	125,056	1,682
	Energisa SA	196,715	1,468
	Cosan SA	701,452	1,434
	Natura & Co. Holding SA	574,463	1,362
	CCR SA	631,944	1,339
	Totvs SA	253,784	1,310
	Ambev SA ADR	532,359	1,161
	TIM SA	388,800	1,115
	Allos SA	284,646	1,089
*	Sendas Distribuidora SA	823,842	1,067
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	260,698	980
	Banco Santander Brasil SA	201,300	947
	Santos Brasil Participacoes SA	429,323	938
	Hypera SA	221,112	845
	Engie Brasil Energia SA	112,292	806
	Transmissora Alianca de Energia Eletrica SA	127,327	771
	Porto Seguro SA	115,444	762

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Iguatemi SA (BVMF)	207,800	760
	Kinea Indice de Precos FII	47,661	754
	Kinea Rendimentos Imobiliarios FII (BVMF)	40,570	734
[2]	GPS Participacoes e Empreendimentos SA	247,500	730
	Gerdau SA ADR	232,056	724
	Cia Paranaense de Energia - Copel	465,870	702
	Multiplan Empreendimentos Imobiliarios SA	156,421	692
	CPFL Energia SA	116,900	663
	Caixa Seguridade Participacoes SA	251,300	626
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	22,124	596
	Fleury SA	220,636	566
	Cia Siderurgica Nacional SA	273,000	556
*	Marfrig Global Foods SA	204,286	554
	Tres Tentos Agroindustrial SA	274,100	539
*	Eneva SA	237,602	538
	Brava Energia	179,244	526
	FII BTLG	30,875	513
	Cia de Saneamento do Parana	105,068	491
	Direcional Engenharia SA	88,137	477
	Azzas 2154 SA	65,317	466
	Kinea High Yield CRI - FII	24,773	442
	Atacadao SA	323,671	419
	Neoenergia SA	121,642	402
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	398
	Sao Martinho SA	88,800	389
	XP Log FII (BVMF)	23,223	389
	Kinea Renda Imobiliaria FII	15,845	379
*	Orizon Valorizacao de Residuos SA	43,597	350
	Petroreconcavo SA	117,900	346
	Grupo Mateus SA	262,500	344
*	IRB Brasil Resseguros SA	45,622	342
	Alupar Investimento SA	66,688	338
	Auren Energia SA	190,520	338
	Odontoprev SA	167,443	319
	SLC Agricola SA	107,976	318
*	Magazine Luiza SA	193,184	316
	Fundo De Investimento Imobiliario TG Ativo Real	17,728	313
	YDUQS Participacoes SA	167,700	308
	M Dias Branco SA	67,300	291
	Cury Construtora e Incorporadora SA	68,900	291
	Maxi Renda FII (BVMF)	170,354	284
	CSN Mineracao SA	263,100	283
	TIM SA ADR	19,532	279
	Vinci Shopping Centers FII (BVMF)	15,328	279
	FII Iridium	23,717	276
	AES Brasil Energia SA	192,828	271
*	Serena Energia SA	185,768	267
	Dexco SA	173,000	248
	Wilson Sons SA	88,400	243
*	Cogna Educacao SA	974,473	238
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	236
*	MRV Engenharia e Participacoes SA	193,100	231
	Vivara Participacoes SA	51,700	229
	Hedge Brasil Shopping FII	6,598	226
	Smartfit Escola de Ginastica e Danca SA	59,100	223
	Capitania Securities II Fii	175,780	219
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	10,273	215
	Fras-Le SA	56,394	213
	FII VBI Prime Properties	15,256	211
	Kinea Rendimentos Imobiliari	11,479	208
	Tupy SA	48,400	196
	JHSF Participacoes SA	253,747	195
	Fii UBS Br Receb Imob	14,598	195
	Mills Estruturas e Servicos de Engenharia SA	100,894	183
*,2	Locaweb Servicos de Internet SA	252,037	181
	EcoRodovias Infraestrutura e Logistica SA	146,153	180
	Grendene SA	177,800	164
	Vulcabras SA	53,500	152
	Iochpe Maxion SA	85,446	151
*	Log-in Logistica Intermodal SA	32,900	150

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cia Siderurgica Nacional SA ADR	72,877	149
*	SIMPAR SA	157,472	146
*	Oncoclinicas do Brasil Servicos Medicos SA	180,500	144
	Ez Tec Empreendimentos e Participacoes SA	58,861	142
*	Minerva SA	135,360	136
	Armac Locacao Logistica E Servicos SA	101,000	131
	Pet Center Comercio E Participacoes SA	150,800	129
	Grupo SBF SA	51,109	128
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	125
	Camil Alimentos SA	89,500	122
	Mahle-Metal Leve SA	22,500	117
	LOG Commercial Properties e Participacoes SA	29,615	116
	Patria Renda Urbana Fundo De Mutual Fund	5,422	114
*	Hidrovias do Brasil SA	195,900	107
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	95
	Cia Energetica de Minas Gerais	33,346	84
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	83
*	Zamp SA	190,775	79
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	78
*	Movida Participacoes SA	73,800	77
	Cia Brasileira de Aluminio	68,422	69
*	Diagnosticos da America SA	149,678	69
	Anima Holding SA	132,984	59
*	Cia Brasileira de Distribuicao	114,556	59
	FII Hectare Ce	10,844	52
[1]	Cosan SA ADR	5,875	48
	Lojas Quero-Quero SA	70,026	35
			186,948
Canada (2.7%)
	Royal Bank of Canada	858,233	103,794
	Toronto-Dominion Bank	1,074,177	59,381
*	Shopify Inc. Class A	737,091	57,661
	Enbridge Inc.	1,292,142	52,192
	Brookfield Corp.	906,570	48,071
	Canadian Natural Resources Ltd.	1,279,227	43,503
[1]	Bank of Montreal	441,097	40,196
	Bank of Nova Scotia	741,746	38,191
	Canadian National Railway Co.	342,572	36,992
	Constellation Software Inc.	12,128	36,576
	Canadian Imperial Bank of Commerce	569,384	35,623
	Canadian Pacific Kansas City Ltd.	459,910	35,479
	Manulife Financial Corp.	1,098,504	32,087
	Suncor Energy Inc.	794,460	29,990
	TC Energy Corp.	631,858	29,389
	Waste Connections Inc.	156,717	27,703
	Agnico Eagle Mines Ltd.	303,856	26,227
	Alimentation Couche-Tard Inc.	478,275	24,942
	Intact Financial Corp.	109,212	20,856
	Barrick Gold Corp.	1,076,800	20,811
	National Bank of Canada	207,769	19,817
	Sun Life Financial Inc.	355,350	19,703
	Wheaton Precious Metals Corp.	281,851	18,613
	Dollarama Inc.	169,726	17,662
	Fairfax Financial Holdings Ltd.	13,244	16,458
	Franco-Nevada Corp.	118,661	15,751
	Pembina Pipeline Corp.	356,342	14,908
	Nutrien Ltd.	303,542	14,474
	Teck Resources Ltd. Class B	309,321	14,391
	Cameco Corp.	269,698	14,094
*	CGI Inc.	125,228	13,872
	Thomson Reuters Corp.	84,181	13,779
	WSP Global Inc.	75,984	13,581
	Restaurant Brands International Inc.	191,246	13,301
	Cenovus Energy Inc.	814,004	13,090
	Fortis Inc. (XTSE)	300,438	12,996
	Brookfield Asset Management Ltd. Class A (XTSE)	234,099	12,420
	Loblaw Cos. Ltd.	90,516	11,444
	Power Corp. of Canada	331,715	10,485
	Tourmaline Oil Corp.	214,277	9,879

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Canadian Pacific Kansas City Ltd. (XTSE)	108,177	8,347
	Metro Inc.	127,282	7,559
	Kinross Gold Corp.	742,698	7,494
	Imperial Oil Ltd.	100,385	7,491
	Magna International Inc.	178,235	7,037
[1]	Emera Inc.	182,267	6,886
	TFI International Inc.	50,357	6,739
[2]	Hydro One Ltd.	191,834	6,177
	ARC Resources Ltd.	371,087	6,146
	RB Global Inc.	71,901	6,092
[1]	BCE Inc.	182,820	5,894
	Stantec Inc.	70,501	5,719
	GFL Environmental Inc.	133,718	5,594
*	Ivanhoe Mines Ltd. Class A	418,956	5,540
*	Descartes Systems Group Inc.	53,223	5,529
	Great-West Lifeco Inc.	163,949	5,501
	George Weston Ltd.	34,273	5,436
*	First Quantum Minerals Ltd.	413,515	5,343
	Pan American Silver Corp.	221,424	5,178
	AtkinsRealis Group Inc.	104,719	5,039
	TMX Group Ltd.	160,483	5,013
	Alamos Gold Inc. Class A	247,590	5,002
	Gildan Activewear Inc.	100,701	4,928
	Open Text Corp.	164,117	4,922
*	Celestica Inc.	71,240	4,875
	iA Financial Corp. Inc.	58,074	4,732
	Element Fleet Management Corp.	230,882	4,724
	Keyera Corp.	150,455	4,621
	TELUS Corp.	281,139	4,444
	FirstService Corp.	23,569	4,364
	Toromont Industries Ltd.	47,947	4,236
	AltaGas Ltd.	172,893	4,131
	West Fraser Timber Co. Ltd.	45,694	4,127
	Colliers International Group Inc.	25,589	3,912
	Lundin Mining Corp.	399,044	3,881
*	Bombardier Inc. Class B	51,983	3,824
	RB Global Inc. (XTSE)	40,682	3,447
[1]	Canadian Tire Corp. Ltd. Class A	32,133	3,420
	Capital Power Corp.	83,791	3,398
*	CAE Inc.	188,636	3,319
	Canadian Apartment Properties REIT	97,182	3,238
*	South Bow Corp.	126,147	3,150
	MEG Energy Corp.	165,088	3,018
	PrairieSky Royalty Ltd.	142,505	2,851
	Onex Corp.	39,162	2,819
	Saputo Inc.	144,838	2,763
[1]	Whitecap Resources Inc.	351,554	2,623
	B2Gold Corp.	762,703	2,520
[1]	RioCan REIT	180,280	2,460
	Finning International Inc.	83,966	2,451
	Primo Water Corp.	92,839	2,438
[1]	Northland Power Inc.	157,446	2,393
*,1	NexGen Energy Ltd.	323,213	2,377
	Canadian Western Bank	55,453	2,280
	Algonquin Power & Utilities Corp.	461,829	2,232
	Osisko Gold Royalties Ltd.	110,123	2,216
*	Eldorado Gold Corp.	120,089	2,089
	Brookfield Infrastructure Corp. Class A	50,765	2,087
	Hudbay Minerals Inc.	231,889	2,080
*	Capstone Copper Corp.	293,846	2,032
	Granite Real Estate Investment Trust	36,915	2,014
	Stella-Jones Inc.	33,287	2,013
	Boyd Group Services Inc.	12,711	1,978
	Parkland Corp.	84,032	1,955
	Chartwell Retirement Residences	168,647	1,896
	Definity Financial Corp.	48,124	1,857
*	Kinaxis Inc.	16,658	1,850
	Veren Inc.	355,769	1,832
*	ATS Corp.	59,964	1,797
	TransAlta Corp.	170,309	1,781

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Aritzia Inc.	53,221	1,714
[1]	Choice Properties REIT	166,822	1,699
*	IAMGOLD Corp.	303,084	1,683
*	Bausch Health Cos. Inc.	178,909	1,646
	Gibson Energy Inc.	96,961	1,609
[1]	First Capital REIT	121,968	1,558
	Atco Ltd. Class I	43,685	1,516
	Dream Industrial REIT	156,505	1,486
	CI Financial Corp.	89,378	1,470
*	Air Canada	108,275	1,467
	Premium Brands Holdings Corp.	22,585	1,410
	Stelco Holdings Inc.	28,291	1,384
	Lundin Gold Inc.	56,881	1,376
[1]	SmartCentres REIT	76,614	1,371
	Topaz Energy Corp.	69,965	1,342
	Methanex Corp.	34,039	1,332
	IGM Financial Inc.	43,965	1,321
	Brookfield Renewable Corp. Class A	42,581	1,302
	First Majestic Silver Corp.	172,493	1,275
[2]	Nuvei Corp.	37,505	1,263
	Boralex Inc. Class A	52,406	1,260
	Baytex Energy Corp.	435,315	1,229
	Boardwalk REIT	23,520	1,221
	OceanaGold Corp.	420,973	1,194
	H&R REIT	155,946	1,184
*	Equinox Gold Corp.	212,694	1,176
*	Torex Gold Resources Inc.	51,590	1,113
	Brookfield Renewable Corp. Class A (XTSE)	36,295	1,111
	Russel Metals Inc.	38,635	1,076
	Brookfield Asset Management Ltd. Class A	20,261	1,075
*	Lightspeed Commerce Inc.	70,871	1,071
	Quebecor Inc. Class B	42,242	1,052
	Linamar Corp.	24,947	1,021
[1]	Allied Properties REIT	74,478	983
*	BlackBerry Ltd.	433,798	981
	North West Co. Inc.	25,906	975
	BRP Inc.	19,728	973
	Brookfield Infrastructure Corp. Class A (XTSE)	21,491	883
	Paramount Resources Ltd. Class A	44,840	865
	Vermilion Energy Inc.	87,659	817
	Centerra Gold Inc.	115,435	816
	SSR Mining Inc.	114,163	705
	Maple Leaf Foods Inc.	45,846	693
	Primaris REIT	59,581	668
	Innergex Renewable Energy Inc.	101,400	664
	Superior Plus Corp.	135,055	640
	Winpak Ltd.	17,729	632
	Enghouse Systems Ltd.	26,575	562
	Parex Resources Inc.	58,372	542
*	Novagold Resources Inc.	131,238	453
	Transcontinental Inc. Class A	36,166	447
	Cargojet Inc.	4,459	436
*	Canfor Corp.	29,993	358
	Westshore Terminals Investment Corp.	18,163	300
*	Cronos Group Inc.	105,313	222
	First National Financial Corp.	7,029	205
	Cogeco Communications Inc.	3,793	191
*	Lightspeed Commerce Inc. (XTSE)	11,855	179
*	IAMGOLD Corp. (XTSE)	19,813	110
*	Bombardier Inc. Class A	299	22
			1,428,862
Chile (0.0%)
	Banco De Chile	26,195,667	3,043
	Empresas COPEC SA	307,577	1,941
*	Falabella SA	470,653	1,686
	Latam Airlines Group SA	123,275,027	1,644
	Banco de Credito e Inversiones SA	56,089	1,641
	Cencosud SA	789,631	1,625
	Banco Santander Chile	28,450,727	1,407

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Empresas CMPC SA	679,611	1,082
	Enel Americas SA	11,387,896	1,066
	Enel Chile SA	12,468,240	661
	Parque Arauco SA	360,481	590
	Cia Sud Americana de Vapores SA	10,338,767	559
[1]	Sociedad Quimica y Minera de Chile SA ADR	14,220	546
	Quinenco SA	168,061	541
	Banco Santander Chile ADR	27,100	530
	Colbun SA	4,091,997	506
	Aguas Andinas SA Class A	1,718,996	491
	Inversiones Aguas Metropolitanas SA	631,695	469
	Banco Itau Chile SA	40,256	435
	Cencosud Shopping SA	263,796	434
	Cia Cervecerias Unidas SA	70,134	388
	Plaza SA	232,381	378
	SMU SA	2,436,207	377
*	Engie Energia Chile SA	332,671	310
	Empresa Nacional de Telecomunicaciones SA	81,743	267
*	CAP SA	38,966	234
*	Latam Airlines Group SA ADR	7,756	208
	Enel Chile SA ADR	65,984	181
*	Ripley Corp. SA	580,437	166
	Inversiones La Construccion SA	17,724	139
	Vina Concha y Toro SA	117,757	136
	SONDA SA	316,876	116
			23,797
China (3.0%)
	Tencent Holdings Ltd.	3,779,402	197,066
	Alibaba Group Holding Ltd.	10,393,920	127,142
*,2	Meituan Class B	3,439,327	81,273
*	PDD Holdings Inc. ADR	432,099	52,107
	China Construction Bank Corp. Class H	56,627,026	43,956
	JD.com Inc. Class A	1,651,762	33,496
*,2	Xiaomi Corp. Class B	9,011,000	30,907
	Industrial & Commercial Bank of China Ltd. Class H	47,298,245	28,372
	Bank of China Ltd. Class H	50,163,410	23,809
	BYD Co. Ltd. Class H	645,460	23,313
	Ping An Insurance Group Co. of China Ltd. Class H	3,757,466	23,280
*	Trip.com Group Ltd.	341,601	21,984
	NetEase Inc.	1,102,255	17,734
*	Baidu Inc. Class A	1,378,404	15,729
	Kweichow Moutai Co. Ltd. Class A	53,895	11,576
	China Merchants Bank Co. Ltd. Class H	2,269,898	11,108
	Yum China Holdings Inc.	233,566	10,495
*,2	Kuaishou Technology	1,749,500	10,310
	China Life Insurance Co. Ltd. Class H	4,607,271	9,766
	PetroChina Co. Ltd. Class H	12,430,000	9,334
	Agricultural Bank of China Ltd. Class H	18,283,500	8,984
	ANTA Sports Products Ltd.	796,400	8,500
	China Shenhua Energy Co. Ltd. Class H	1,945,000	8,422
	KE Holdings Inc. ADR	382,771	8,394
*	Li Auto Inc. Class A	657,397	8,267
	China Petroleum & Chemical Corp. Class H	14,613,337	8,232
	Zijin Mining Group Co. Ltd. Class H	3,533,301	7,526
*	BeiGene Ltd.	470,500	7,410
	Contemporary Amperex Technology Co. Ltd. Class A	188,132	6,529
	PICC Property & Casualty Co. Ltd. Class H	4,092,330	6,208
	China Resources Land Ltd.	1,801,409	6,005
	Geely Automobile Holdings Ltd.	3,393,200	5,965
	New Oriental Education & Technology Group Inc.	932,260	5,834
	Haier Smart Home Co. Ltd. Class H	1,577,800	5,726
	China Pacific Insurance Group Co. Ltd. Class H	1,569,000	5,449
	Tencent Music Entertainment Group ADR	443,799	4,939
	China Merchants Bank Co. Ltd. Class A	911,449	4,791
*,2	Wuxi Biologics Cayman Inc.	2,235,240	4,749
	H World Group Ltd.	1,277,470	4,702
	CITIC Ltd.	3,957,000	4,648
*	XPeng Inc. Class A	791,628	4,473
	China Mengniu Dairy Co. Ltd.	1,988,236	4,453

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Overseas Land & Investment Ltd.	2,306,480	4,407
	BYD Co. Ltd. Class A	103,833	4,278
*	NIO Inc. Class A	815,397	4,194
	Ping An Insurance Group Co. of China Ltd. Class A	521,758	4,105
	CSPC Pharmaceutical Group Ltd.	5,488,000	4,063
	China Yangtze Power Co. Ltd. Class A	1,045,194	4,052
	Full Truck Alliance Co. Ltd. ADR	451,895	4,044
[2]	Nongfu Spring Co. Ltd. Class H	1,036,400	3,861
*,2	Innovent Biologics Inc.	880,441	3,827
[2]	Pop Mart International Group Ltd.	416,200	3,763
[2]	China Tower Corp. Ltd. Class H	27,832,576	3,755
	China Resources Beer Holdings Co. Ltd.	1,012,181	3,749
*	Bilibili Inc. Class Z	169,399	3,743
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,402,000	3,677
*,2	Akeso Inc.	420,000	3,385
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,265,049	3,354
	Wuliangye Yibin Co. Ltd. Class A	161,300	3,330
	China CITIC Bank Corp. Ltd. Class H	5,283,525	3,293
*	J&T Global Express Ltd.	4,152,200	3,279
	ENN Energy Holdings Ltd.	458,918	3,233
	Bank of Communications Co. Ltd. Class H	4,203,058	3,183
	CITIC Securities Co. Ltd. Class H	1,142,134	3,154
	Industrial & Commercial Bank of China Ltd. Class A	3,596,385	3,056
	Vipshop Holdings Ltd. ADR	209,581	3,026
*	TAL Education Group ADR	269,035	2,992
	Sunny Optical Technology Group Co. Ltd.	459,500	2,989
	Yangzijiang Shipbuilding Holdings Ltd.	1,531,136	2,975
*,2	SenseTime Group Inc. Class B	14,583,000	2,915
	Kanzhun Ltd. ADR	195,055	2,838
	Sino Biopharmaceutical Ltd.	6,193,250	2,813
*	GCL-Poly Energy Holdings Ltd.	12,374,000	2,732
	Li Ning Co. Ltd.	1,316,250	2,686
	China Resources Power Holdings Co. Ltd.	1,101,400	2,649
	Agricultural Bank of China Ltd. Class A	3,878,435	2,580
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	344,800	2,439
[2]	CGN Power Co. Ltd. Class H	6,540,832	2,351
	Tsingtao Brewery Co. Ltd. Class H	363,667	2,342
	Yankuang Energy Group Co. Ltd. Class H	1,783,600	2,321
	East Money Information Co. Ltd. Class A	709,544	2,310
	Industrial Bank Co. Ltd. Class A	894,100	2,298
*,2	JD Health International Inc.	640,411	2,292
	Qifu Technology Inc. ADR	69,722	2,288
[2]	Longfor Group Holdings Ltd.	1,409,100	2,283
	People's Insurance Co. Group of China Ltd. Class H	4,492,000	2,267
	Zijin Mining Group Co. Ltd. Class A	961,912	2,256
	Anhui Conch Cement Co. Ltd. Class H	774,500	2,250
*,2	JD Logistics Inc.	1,097,227	2,233
	Great Wall Motor Co. Ltd. Class H	1,393,558	2,216
	China Hongqiao Group Ltd.	1,373,500	2,207
	Kunlun Energy Co. Ltd.	2,186,000	2,073
	China Resources Gas Group Ltd.	537,300	2,072
*,1	Midea Group Co. Ltd.	218,282	2,051
[2]	China Feihe Ltd.	2,691,000	2,031
	China Shenhua Energy Co. Ltd. Class A	360,700	2,030
[2]	Giant Biogene Holding Co. Ltd.	294,600	1,998
	China Galaxy Securities Co. Ltd. Class H	2,221,500	1,978
	BYD Electronic International Co. Ltd.	457,000	1,958
	Haitong Securities Co. Ltd. Class H	2,347,139	1,955
*	Kingdee International Software Group Co. Ltd.	1,807,000	1,892
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	49,888	1,869
	Sinopharm Group Co. Ltd. Class H	746,600	1,860
	CMOC Group Ltd. Class H	2,244,000	1,857
[2]	Haidilao International Holding Ltd.	911,000	1,837
	Luxshare Precision Industry Co. Ltd. Class A	311,569	1,836
	CITIC Securities Co. Ltd. Class A	459,354	1,813
*,2	Zhejiang Leapmotor Technologies Ltd.	458,700	1,811
	Hygon Information Technology Co. Ltd. Class A	100,212	1,807
	China Longyuan Power Group Corp. Ltd. Class H	2,030,000	1,805
	Jiangsu Hengrui Medicine Co. Ltd. Class A	274,316	1,799
*	Alibaba Health Information Technology Ltd.	3,546,000	1,793

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Huatai Securities Co. Ltd. Class H	1,053,564	1,783
	Bank of Communications Co. Ltd. Class A	1,768,000	1,768
	Foxconn Industrial Internet Co. Ltd. Class A	523,100	1,754
	China Petroleum & Chemical Corp. Class A	1,962,280	1,705
	Weichai Power Co. Ltd. Class H	1,111,400	1,679
	Tingyi Cayman Islands Holding Corp.	1,148,000	1,675
	Kingsoft Corp. Ltd.	482,200	1,662
*	Zai Lab Ltd.	544,930	1,662
	China State Construction International Holdings Ltd.	1,107,750	1,626
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,172,286	1,624
	China Gas Holdings Ltd.	1,859,474	1,597
	China Coal Energy Co. Ltd. Class H	1,279,000	1,596
	Want Want China Holdings Ltd.	2,529,467	1,574
	Tongcheng-Elong Holdings Ltd.	688,400	1,557
	Bank of China Ltd. Class A	2,298,200	1,557
	CRRC Corp. Ltd. Class H	2,388,000	1,546
	China State Construction Engineering Corp. Ltd. Class A	1,804,364	1,528
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,526
[2]	WuXi AppTec Co. Ltd. Class H	228,856	1,522
	Zhaojin Mining Industry Co. Ltd. Class H	852,000	1,493
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,478
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,466
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	51,524	1,456
[2]	China International Capital Corp. Ltd. Class H	805,200	1,455
	China Pacific Insurance Group Co. Ltd. Class A	278,588	1,442
	Shaanxi Coal Industry Co. Ltd. Class A	414,000	1,437
[2]	Smoore International Holdings Ltd.	1,094,000	1,428
	New China Life Insurance Co. Ltd. Class H	422,234	1,425
*	Muyuan Foods Co. Ltd. Class A	229,148	1,406
	Wanhua Chemical Group Co. Ltd. Class A	132,600	1,404
	SF Holding Co. Ltd. Class A	222,098	1,397
	China Taiping Insurance Holdings Co. Ltd.	808,659	1,393
[2]	China Resources Mixc Lifestyle Services Ltd.	326,200	1,346
	Huaneng Power International Inc. Class H	2,484,000	1,331
[2]	Hansoh Pharmaceutical Group Co. Ltd.	568,000	1,324
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	213,444	1,314
*	Gds Holdings Ltd. Class A	486,711	1,313
	PetroChina Co. Ltd. Class A	1,140,400	1,297
	Ping An Bank Co. Ltd. Class A	803,300	1,286
*,1	Sunac China Holdings Ltd.	3,628,000	1,269
	Jiangxi Copper Co. Ltd. Class H	750,000	1,262
	NAURA Technology Group Co. Ltd. Class A	22,800	1,255
	China Merchants Port Holdings Co. Ltd.	760,000	1,250
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,244
*,1	China Vanke Co. Ltd. Class H	1,302,889	1,240
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,738,889	1,230
	China Railway Group Ltd. Class H	2,462,000	1,229
	Xinyi Solar Holdings Ltd.	2,390,200	1,226
*	Genscript Biotech Corp.	798,000	1,221
	Chinasoft International Ltd.	1,650,000	1,207
*	HengTen Networks Group Ltd.	4,893,200	1,202
	CRRC Corp. Ltd. Class A	1,022,100	1,195
	Hengan International Group Co. Ltd.	401,730	1,186
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	622,639	1,184
*	Cambricon Technologies Corp. Ltd. Class A	18,598	1,184
	Lens Technology Co. Ltd. Class A	374,800	1,183
	China Power International Development Ltd.	2,715,851	1,166
	Bosideng International Holdings Ltd.	2,080,000	1,166
	NARI Technology Co. Ltd. Class A	315,271	1,152
	Sungrow Power Supply Co. Ltd. Class A	89,520	1,141
[2]	Yadea Group Holdings Ltd.	650,000	1,123
	Luzhou Laojiao Co. Ltd. Class A	57,900	1,104
	China Everbright Environment Group Ltd.	2,225,777	1,078
*	Seres Group Co. Ltd. Class A	65,100	1,067
	China National Building Material Co. Ltd. Class H	2,504,750	1,066
	Sinotruk Hong Kong Ltd.	394,000	1,063
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	1,058
	ZTE Corp. Class H	424,814	1,057
	Gree Electric Appliances Inc. of Zhuhai Class A	172,300	1,054
	China CITIC Bank Corp. Ltd. Class A	1,126,100	1,035

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	1,028
	Guangdong Investment Ltd.	1,614,000	1,027
	China CSSC Holdings Ltd. Class A	198,900	1,027
[2]	Guotai Junan Securities Co. Ltd. Class H	692,800	1,015
	Befar Group Co. Ltd. Class A	1,800,300	1,004
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	2,043,200	1,002
	BOE Technology Group Co. Ltd. Class A	1,524,900	1,001
[1]	GF Securities Co. Ltd. Class H	700,000	994
	Dongyue Group Ltd.	1,209,000	985
	China National Nuclear Power Co. Ltd. Class A	695,100	982
	Kingboard Holdings Ltd.	399,840	968
	C&D International Investment Group Ltd.	507,000	959
	MINISO Group Holding Ltd.	190,136	953
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,572,100	938
[2]	Hua Hong Semiconductor Ltd.	335,084	937
*,2	Ascentage Pharma Group International	168,000	933
	China Merchants Securities Co. Ltd. Class A	343,700	930
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	927
	Bank of Ningbo Co. Ltd. Class A	254,868	916
	Haier Smart Home Co. Ltd. Class A	221,400	910
	Haitian International Holdings Ltd.	326,000	902
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,446,000	900
	China Everbright Bank Co. Ltd. Class H	2,639,000	892
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	494,156	891
[1]	China Cinda Asset Management Co. Ltd. Class H	4,614,000	890
	Greentown China Holdings Ltd.	669,879	887
	Autohome Inc. ADR	31,542	886
[1,2]	China Merchants Securities Co. Ltd. Class H	520,132	885
	Bank of Jiangsu Co. Ltd. Class A	710,300	880
	Country Garden Services Holdings Co. Ltd.	1,159,059	873
*,2	Tuhu Car Inc.	332,800	873
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,132,797	864
	Neusoft Corp. Class A	550,700	861
*,2	China Literature Ltd.	236,600	854
	China United Network Communications Ltd. Class A	1,211,400	850
	Atour Lifestyle Holdings Ltd. ADR	32,261	845
	China Oilfield Services Ltd. Class H	900,000	842
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	55,885	841
	Beijing Enterprises Holdings Ltd.	256,000	839
	China Everbright Bank Co. Ltd. Class A	1,726,000	837
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	121,900	832
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	830
	Sany Heavy Industry Co. Ltd. Class A	321,146	824
	Shenzhen Inovance Technology Co. Ltd. Class A	105,400	823
	Zhongji Innolight Co. Ltd. Class A	41,500	820
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	717,000	818
	TravelSky Technology Ltd. Class H	579,000	812
*	Qinghai Salt Lake Industry Co. Ltd. Class A	319,398	805
	Tongwei Co. Ltd. Class A	183,900	797
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	793
	China Railway Group Ltd. Class A	870,300	784
	Jiangxi Copper Co. Ltd. Class A	257,300	784
	Beijing Enterprises Water Group Ltd.	2,623,015	781
	Wens Foodstuffs Group Co. Ltd. Class A	297,360	779
[1]	Guangzhou Automobile Group Co. Ltd. Class H	2,205,399	773
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	189,600	773
[2]	3SBio Inc.	1,011,000	758
	RLX Technology Inc. ADR	467,145	757
[2]	CSC Financial Co. Ltd. Class H	633,000	755
	Postal Savings Bank of China Co. Ltd. Class A	1,028,400	754
	Sinolink Securities Co. Ltd. Class A	584,400	751
	AviChina Industry & Technology Co. Ltd. Class H	1,396,000	750
*	COFCO Joycome Foods Ltd.	3,771,000	746
[2]	Shandong Gold Mining Co. Ltd. Class H	376,050	745
	Aier Eye Hospital Group Co. Ltd. Class A	365,528	744
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	738
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	738
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	736
	Anhui Conch Cement Co. Ltd. Class A	195,200	734
[1,2]	Jinxin Fertility Group Ltd.	1,655,000	734

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ZTE Corp. Class A	170,998	726
*	Minth Group Ltd.	396,000	724
	China Conch Venture Holdings Ltd.	780,998	723
	Beijing Kingsoft Office Software Inc. Class A	19,754	714
	China Minsheng Banking Corp. Ltd. Class A	1,340,000	712
	Yuexiu Property Co. Ltd.	855,972	708
[1,2]	Everbright Securities Co. Ltd. Class H	719,200	703
	Central China Securities Co. Ltd. Class H	2,943,230	702
	Far East Horizon Ltd.	1,000,000	701
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	696
	Advanced Micro-Fabrication Equipment Inc. Class A	25,733	695
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	573,000	695
	China Medical System Holdings Ltd.	691,000	691
	SAIC Motor Corp. Ltd. Class A	382,099	691
	Poly Developments and Holdings Group Co. Ltd. Class A	453,699	690
	Bank of Beijing Co. Ltd. Class A	866,200	688
*,1,2	Keymed Biosciences Inc.	129,000	688
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	683
*	Air China Ltd. Class H	1,202,000	677
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	673
	China Communications Services Corp. Ltd. Class H	1,252,000	673
	Huaxia Bank Co. Ltd. Class A	676,100	672
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	672
	Haitong Securities Co. Ltd. Class A	404,900	671
	Bank of Shanghai Co. Ltd. Class A	614,537	670
*,2	Cloud Music Inc.	41,850	670
*,2	China Huarong Asset Management Co. Ltd. Class H	7,787,000	669
	New China Life Insurance Co. Ltd. Class A	98,500	665
	Hisense Home Appliances Group Co. Ltd. Class H	209,000	662
	Shenwan Hongyuan Group Co. Ltd. Class A	878,500	657
	SDIC Power Holdings Co. Ltd. Class A	307,095	657
*	China Gold International Resources Corp. Ltd.	140,100	654
	China Galaxy Securities Co. Ltd. Class A	317,800	651
	Fosun International Ltd.	1,142,464	649
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	489,500	649
	Shenzhen International Holdings Ltd.	763,000	648
*	Daqo New Energy Corp. ADR	28,637	647
	Uni-President China Holdings Ltd.	686,800	643
*	iQIYI Inc. ADR	244,567	638
	China Jinmao Holdings Group Ltd.	4,058,000	630
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	630
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	624,100	627
*	Lifan Technology Group Co. Ltd. Class A	590,800	627
	Jiangsu Yanghe Distillery Co. Ltd. Class A	55,395	626
	Eve Energy Co. Ltd. Class A	91,605	625
	Shanghai Baosight Software Co. Ltd. Class B	412,728	625
	CSC Financial Co. Ltd. Class A	174,800	625
[2]	Ganfeng Lithium Group Co. Ltd. Class H	226,280	621
	Daqin Railway Co. Ltd. Class A	677,500	620
	Aluminum Corp. of China Ltd. Class A	578,300	619
	Shandong Gold Mining Co. Ltd. Class A	167,777	617
[2]	China Resources Pharmaceutical Group Ltd.	872,500	617
[2]	Orient Securities Co. Ltd. Class H	920,800	614
	Guotai Junan Securities Co. Ltd. Class A	229,800	613
[2]	Meitu Inc.	1,792,500	609
*	JOYY Inc. ADR	17,845	608
	Chongqing Changan Automobile Co. Ltd. Class A	326,286	607
	JinkoSolar Holding Co. Ltd. ADR	22,367	594
	Iflytek Co. Ltd. Class A	91,800	591
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,845,600	588
	China Construction Bank Corp. Class A	525,300	586
	Zhejiang Expressway Co. Ltd. Class H	880,440	583
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	100,500	578
	Yankuang Energy Group Co. Ltd. Class A	265,785	576
	Bank of Nanjing Co. Ltd. Class A	398,300	574
*	China Southern Airlines Co. Ltd. Class H	1,312,000	573
	Zhongsheng Group Holdings Ltd.	372,000	572
	China Nonferrous Mining Corp. Ltd.	805,000	571
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	569
	China Oilfield Services Ltd. Class A	267,625	567

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hithink RoyalFlush Information Network Co. Ltd. Class A	19,453	561
	Grand Pharmaceutical Group Ltd.	957,080	561
	Kingboard Laminates Holdings Ltd.	645,858	561
	Yabao Pharmaceutical Group Co. Ltd. Class A	645,300	561
	Weichai Power Co. Ltd. Class A	297,000	558
	China CYTS Tours Holding Co. Ltd. Class A	390,800	557
	China Overseas Property Holdings Ltd.	722,493	555
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	816,380	555
	Brilliance China Automotive Holdings Ltd.	1,712,000	553
*,2	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	553
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	549
	Sinotrans Ltd. Class H	1,224,000	547
	Bank of Hangzhou Co. Ltd. Class A	280,300	546
*	China Vanke Co. Ltd. Class A	416,700	545
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	545
	Focus Media Information Technology Co. Ltd. Class A	530,900	538
	Power Construction Corp. of China Ltd. Class A	693,900	537
	AECC Aviation Power Co. Ltd. Class A	89,200	536
[2]	Zhou Hei Ya International Holdings Co. Ltd.	2,679,500	535
	Montage Technology Co. Ltd. Class A	55,380	532
	GoerTek Inc. Class A	160,800	528
	National Silicon Industry Group Co. Ltd. Class A	166,391	524
	Huadian Power International Corp. Ltd. Class H	1,050,000	522
	Hello Group Inc. ADR	73,822	522
	Founder Securities Co. Ltd. Class A	428,698	521
	Cosco Shipping Ports Ltd.	908,000	519
	FinVolution Group ADR	85,405	518
	China Reinsurance Group Corp. Class H	4,331,000	516
	TCL Technology Group Corp. Class A	691,020	515
	People's Insurance Co. Group of China Ltd. Class A	514,600	514
	Zhejiang NHU Co. Ltd. Class A	159,476	508
	Yihai International Holding Ltd.	285,000	508
	GF Securities Co. Ltd. Class A	223,100	508
	Sanan Optoelectronics Co. Ltd. Class A	263,500	508
	Eoptolink Technology Inc. Ltd. Class A	27,766	503
*,2	Ping An Healthcare and Technology Co. Ltd.	337,627	501
[2]	Topsports International Holdings Ltd.	1,505,000	501
	Gushengtang Holdings Ltd.	106,300	500
*	CCOOP Group Co. Ltd. Class A	1,812,900	497
	Fufeng Group Ltd.	875,000	494
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	415,300	494
	CMOC Group Ltd. Class A	463,200	492
	WuXi AppTec Co. Ltd. Class A	67,184	491
	China Zheshang Bank Co. Ltd. Class H	1,763,000	490
	Zhongjin Gold Corp. Ltd. Class A	246,000	489
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	487
*	China Southern Airlines Co. Ltd. Class A	559,800	485
[1]	Flat Glass Group Co. Ltd. Class H	238,000	485
*	ANE Cayman Inc.	450,500	484
	Fu Shou Yuan International Group Ltd.	952,000	483
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,464,000	482
	Greentown Service Group Co. Ltd.	912,825	480
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	480
*	Alibaba Pictures Group Ltd.	7,640,000	476
	COSCO SHIPPING Holdings Co. Ltd. Class A	232,000	475
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	21,300	473
	XCMG Construction Machinery Co. Ltd. Class A	431,000	470
	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	463
	Jiangsu Expressway Co. Ltd. Class A	261,600	463
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	462
	Jinko Solar Co. Ltd. Class A	345,119	460
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	456
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,478,000	452
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	451
	Shanghai International Airport Co. Ltd. Class A	91,440	449
	Ningbo Tuopu Group Co. Ltd. Class A	73,950	449
	GD Power Development Co. Ltd. Class A	654,899	446
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	445
	Onewo Inc. Class H	150,600	444
	Bank of Lanzhou Co. Ltd. Class A	1,269,200	444

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BOE Technology Group Co. Ltd. Class B	1,145,300	442
	Xtep International Holdings Ltd.	595,000	441
	Huatai Securities Co. Ltd. Class A	176,900	438
	Shanghai International Port Group Co. Ltd. Class A	523,300	438
*	Tianfeng Securities Co. Ltd. Class A	483,100	437
*,1,2	East Buy Holding Ltd.	228,000	435
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	434
	Jiangsu Expressway Co. Ltd. Class H	430,000	433
	Yangzijiang Financial Holding Ltd.	1,432,536	433
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	431
	Kuang-Chi Technologies Co. Ltd. Class A	72,100	430
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	428
	Beijing New Building Materials plc Class A	95,500	419
	Anhui Gujing Distillery Co. Ltd. Class A	15,800	419
*,1	Seazen Group Ltd.	1,385,754	419
*	Loongson Technology Corp. Ltd. Class A	21,449	415
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	410
	Great Wall Motor Co. Ltd. Class A	110,931	408
	Henan Shuanghui Investment & Development Co. Ltd. Class A	115,878	405
*	Canadian Solar Inc.	28,375	404
	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	402
*	Microport Scientific Corp.	484,652	401
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	401
	Dongfang Electric Corp. Ltd. Class H	304,200	399
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	399
	Tianli International Holdings Ltd.	657,000	399
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	105,700	395
	Oriental Pearl Group Co. Ltd. Class A	354,800	395
*	Nanfang Zhongjin Environment Co. Ltd. Class A	827,700	392
	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	390
*	EHang Holdings Ltd. ADR	22,759	388
	Suzhou TFC Optical Communication Co. Ltd. Class A	21,560	385
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	381
	China Coal Energy Co. Ltd. Class A	208,800	380
	China Water Affairs Group Ltd.	622,000	379
	Leyard Optoelectronic Co. Ltd. Class A	506,800	378
	Caitong Securities Co. Ltd. Class A	325,168	378
	Guangdong Haid Group Co. Ltd. Class A	61,077	377
	China Suntien Green Energy Corp. Ltd. Class H	824,000	375
	Yutong Bus Co. Ltd. Class A	110,000	375
	China National Chemical Engineering Co. Ltd. Class A	326,900	372
*,2,3	New Horizon Health Ltd.	201,000	366
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	365
	JCET Group Co. Ltd. Class A	65,500	365
	Satellite Chemical Co. Ltd. Class A	136,887	364
	Weibo Corp. ADR	40,070	363
	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	363
	Inspur Electronic Information Industry Co. Ltd. Class A	55,512	363
	Everbright Securities Co. Ltd. Class A	148,900	363
	Guoyuan Securities Co. Ltd. Class A	304,220	362
	Poly Property Services Co. Ltd. Class H	87,100	362
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,257,000	362
*	China Eastern Airlines Corp. Ltd. Class A	669,200	361
*,2	Luye Pharma Group Ltd.	1,002,500	360
*	Hytera Communications Corp. Ltd. Class A	90,200	360
	360 Security Technology Inc. Class A	264,998	360
	Anhui Expressway Co. Ltd. Class H	322,000	359
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	358
	SSY Group Ltd.	738,336	358
	Ganfeng Lithium Co. Ltd. Class A	75,080	358
	Wasion Holdings Ltd.	472,000	357
*	OFILM Group Co. Ltd. Class A	144,400	357
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	356
	Sun Art Retail Group Ltd.	1,199,500	353
	Huadong Medicine Co. Ltd. Class A	76,030	353
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	353
*	Founder Technology Group Corp. Class A	606,400	353
	Tian Lun Gas Holdings Ltd.	804,500	351
*,2	InnoCare Pharma Ltd.	411,000	350
	Metallurgical Corp. of China Ltd. Class A	742,600	349

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Agile Group Holdings Ltd.	2,907,500	347
	Metallurgical Corp. of China Ltd. Class H	1,618,000	347
	Shenma Industry Co. Ltd. Class A	350,400	347
*	XD Inc.	128,600	345
	Guobo Electronics Co. Ltd. Class A	45,309	344
	Ming Yuan Cloud Group Holdings Ltd.	988,000	343
	Consun Pharmaceutical Group Ltd.	320,000	341
	China International Marine Containers Group Co. Ltd. Class H	431,400	340
	China Education Group Holdings Ltd.	545,000	340
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	340
*	Newborn Town Inc.	698,000	339
	TBEA Co. Ltd. Class A	169,650	337
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	278,000	336
*,1,2	Weimob Inc.	1,613,000	335
	Yealink Network Technology Corp. Ltd. Class A	60,942	334
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	333
*	Lifetech Scientific Corp.	1,539,998	331
	China Energy Engineering Corp. Ltd. Class H	2,456,000	331
	Ningbo Deye Technology Co. Class A	24,887	331
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	331
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	52,113	330
	Goldwind Science & Technology Co. Ltd. Class H	387,365	329
	Lingyi iTech Guangdong Co. Class A	259,100	327
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	327
	Huaxin Cement Co. Ltd. Class H	302,600	326
	Guodian Nanjing Automation Co. Ltd. Class A	309,360	326
[3]	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	325
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	325
*	Air China Ltd. Class A	314,400	324
*,2	Evergrande Property Services Group Ltd.	3,115,500	323
	Datang International Power Generation Co. Ltd. Class H	1,648,000	322
	Huaneng Power International Inc. Class A	315,900	322
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	174,900	322
	Gemdale Properties & Investment Corp. Ltd.	8,742,000	321
	JA Solar Technology Co. Ltd. Class A	117,899	321
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	320
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	405,400	320
*,2	Maoyan Entertainment	318,800	319
[2]	ZJLD Group Inc.	335,000	316
	Baiyin Nonferrous Group Co. Ltd. Class A	722,200	315
	Shougang Fushan Resources Group Ltd.	867,524	314
*	Nine Dragons Paper Holdings Ltd.	716,000	312
	Zhejiang Juhua Co. Ltd. Class A	106,100	312
	Beijing Tongrentang Co. Ltd. Class A	55,761	310
	Shandong Humon Smelting Co. Ltd. Class A	198,200	309
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	309
*	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	309
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	308
	Nanjing Securities Co. Ltd. Class A	241,400	308
	Lao Feng Xiang Co. Ltd. Class B	86,994	306
	Aisino Corp. Class A	214,300	306
	Sieyuan Electric Co. Ltd. Class A	28,400	305
	Shenergy Co. Ltd. Class A	251,500	305
*	New Hope Liuhe Co. Ltd. Class A	220,700	304
	China Resources Building Materials Technology Holdings Ltd.	1,170,000	303
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	303
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	302
	Henan Pinggao Electric Co. Ltd. Class A	117,700	301
	Huaneng Lancang River Hydropower Inc. Class A	219,800	301
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	300
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	300
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	299
	Gongniu Group Co. Ltd. Class A	29,145	299
	CSG Holding Co. Ltd. Class B	936,406	298
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	298
	Hainan Mining Co. Ltd. Class A	303,700	297
	Shanghai Industrial Holdings Ltd.	194,000	296
	Walvax Biotechnology Co. Ltd. Class A	142,600	296
	Tsingtao Brewery Co. Ltd. Class A	31,400	296
	Beijing Roborock Technology Co. Ltd. Class A	8,930	296

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	295
	Youngor Group Co. Ltd. Class A	279,400	295
	Guangshen Railway Co. Ltd. Class A	614,800	295
	Tianqi Lithium Corp. Class A (XSEC)	58,648	295
*	Hiconics Eco-energy Technology Co. Ltd. Class A	374,100	295
*	Shanghai Electric Group Co. Ltd. Class A	232,100	294
*,1	LVGEM China Real Estate Investment Co. Ltd.	3,146,000	293
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	292
	Tianneng Power International Ltd.	360,000	292
	Industrial Securities Co. Ltd. Class A	318,650	292
	COSCO SHIPPING Development Co. Ltd. Class H	2,181,000	292
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	95,010	291
	Sichuan Changhong Electric Co. Ltd. Class A	125,900	291
	Sinopec Kantons Holdings Ltd.	526,000	290
	GalaxyCore Inc. Class A	133,842	290
	Yuexiu REIT	2,164,817	289
	Shenzhen Expressway Corp. Ltd. Class H	318,000	289
	Hundsun Technologies Inc. Class A	76,751	289
	Wingtech Technology Co. Ltd. Class A	47,000	288
	Sailun Group Co. Ltd. Class A	141,100	287
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	286
	Qingdao Port International Co. Ltd. Class A	241,800	285
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	284
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,550	284
	Jiangsu King's Luck Brewery JSC Ltd. Class A	45,727	283
	Huagong Tech Co. Ltd. Class A	51,100	282
	Zangge Mining Co. Ltd. Class A	70,099	282
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	282
	Changzheng Engineering Technology Co. Ltd. Class A	126,800	282
*	Lingyuan Iron & Steel Co. Ltd. Class A	1,011,800	282
[2]	China New Higher Education Group Ltd.	1,216,000	280
*	GigaDevice Semiconductor Inc. Class A	22,151	280
	APT Medical Inc. Class A	5,356	280
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	279
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	279
	Qilu Bank Co. Ltd. Class A	366,100	278
	Skyworth Group Ltd.	695,340	277
	Piotech Inc. Class A	12,241	277
	Changchun High & New Technology Industry Group Inc. Class A	18,846	276
	Yintai Gold Co. Ltd. Class A	109,560	276
	Supcon Technology Co. Ltd. Class A	40,692	275
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	275
*,1,3	Country Garden Holdings Co. Ltd.	7,333,230	274
*,2	Alphamab Oncology	570,000	274
	AVIC Industry-Finance Holdings Co. Ltd. Class A	470,300	274
	Wolong Electric Group Co. Ltd. Class A	130,000	274
*,2	Bairong Inc.	215,000	273
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	273
[2]	Sunac Services Holdings Ltd.	1,099,055	272
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	272
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	271
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	270
*,2	Legend Holdings Corp. Class H	275,100	270
*	Nexchip Semiconductor Corp. Class A	94,176	270
	Livzon Pharmaceutical Group Inc. Class A	52,281	269
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	269
	Trina Solar Co. Ltd. Class A	76,264	269
*	Harbin Hatou Investment Co. Ltd. Class A	256,200	268
	China BlueChemical Ltd. Class H	1,028,000	267
	Neway Valve Suzhou Co. Ltd. Class A	85,600	267
	Flat Glass Group Co. Ltd. Class A	65,700	266
	Xi'An Shaangu Power Co. Ltd. Class A	215,000	266
	Imeik Technology Development Co. Ltd. Class A	8,820	264
*	DingDong Cayman Ltd. ADR	66,118	264
	Lufax Holding Ltd. ADR	97,994	263
	CITIC Heavy Industries Co. Ltd. Class A	424,000	263
	Guanghui Energy Co. Ltd. Class A	243,700	262
[2]	Blue Moon Group Holdings Ltd.	674,000	262
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	262
	Hwatsing Technology Co. Ltd. Class A	9,670	262

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mango Excellent Media Co. Ltd. Class A	74,026	261
	ENN Natural Gas Co. Ltd. Class A	101,270	261
	COFCO Sugar Holding Co. Ltd. Class A	189,700	261
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	261
*	Hopson Development Holdings Ltd.	582,416	261
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	260
	Beijing Aerospace Changfeng Co. Ltd. Class A	144,300	260
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	259
	Towngas Smart Energy Co. Ltd.	628,000	258
	Spring Airlines Co. Ltd. Class A	33,300	258
	China Resources Microelectronics Ltd. Class A	36,484	258
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	256
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	457,000	256
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	256
	China XD Electric Co. Ltd. Class A	220,487	256
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	255
	CIMC Enric Holdings Ltd.	302,000	255
[2]	Genertec Universal Medical Group Co. Ltd.	407,000	255
*	Greenland Holdings Corp. Ltd. Class A	862,700	254
	Glarun Technology Co. Ltd. Class A	99,600	253
	Maxscend Microelectronics Co. Ltd. Class A	18,772	252
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	252
	Canvest Environmental Protection Group Co. Ltd.	449,000	251
	Shengyi Technology Co. Ltd. Class A	87,300	251
*	DPC Dash Ltd.	30,800	251
	Shoucheng Holdings Ltd.	1,871,600	250
	Yunnan Aluminium Co. Ltd. Class A	125,400	250
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	249
	Kunlun Tech Co. Ltd. Class A	43,700	249
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	249
	Shandong Lukang Pharma Class A	212,800	249
	Shui On Land Ltd.	2,712,000	248
*	China Eastern Airlines Corp. Ltd. Class H	858,000	248
	Hubei Energy Group Co. Ltd. Class A	354,400	248
	Shenzhen Topband Co. Ltd. Class A	151,700	247
[1]	China Risun Group Ltd.	584,000	246
	Huayu Automotive Systems Co. Ltd. Class A	115,600	245
*	China High Speed Railway Technology Co. Ltd. Class A	669,700	245
	Hengli Petrochemical Co. Ltd. Class A	126,900	245
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	60,600	244
*	Xinte Energy Co. Ltd. Class H	175,600	244
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	243
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	243
	YTO Express Group Co. Ltd. Class A	105,100	243
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	243
*	Gaotu Techedu Inc. ADR	78,650	242
	Juneyao Airlines Co. Ltd. Class A	135,100	242
[2]	Simcere Pharmaceutical Group Ltd.	268,000	242
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	242
	China Animal Husbandry Industry Co. Ltd. Class A	249,300	242
	Shanghai Bright Meat Group Co. Ltd. Class A	246,300	240
*	Vnet Group Inc. ADR	72,846	239
	Shanghai Environment Group Co. Ltd. Class A	201,840	238
	SG Micro Corp. Class A (XSHE)	19,017	238
	Chongqing Rural Commercial Bank Co. Ltd. Class A	303,200	238
	RoboTechnik Intelligent Technology Co. Ltd. Class A	8,300	238
	Digital China Holdings Ltd.	659,499	236
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	236
	Servyou Software Group Co. Ltd. Class A	58,000	236
	Liaoning Cheng Da Co. Ltd. Class A	145,200	235
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	235
	Yuexiu Transport Infrastructure Ltd.	476,000	234
	Jiangsu Shagang Co. Ltd. Class A	257,800	234
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	234
	Pharmaron Beijing Co. Ltd. Class A	57,019	234
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	233
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	233
	LB Group Co. Ltd. Class A	87,600	232
	Beijing Shougang Co. Ltd. Class A	498,800	230
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	36,795	230

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Sinopec Oilfield Service Corp. Class A	787,700	229
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	229
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	228
	Unisplendour Corp. Ltd. Class A	61,740	227
	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	227
[2]	Pharmaron Beijing Co. Ltd. Class H	116,623	226
	China Lesso Group Holdings Ltd.	453,000	226
*	Sohu.com Ltd. ADR	16,045	226
[2]	Angelalign Technology Inc.	28,753	226
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	224
	Fujian Longking Co. Ltd. Class A	118,200	224
*	China National Software & Service Co. Ltd. Class A	35,100	224
	Beijing Jingneng Power Co. Ltd. Class A	421,200	224
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	224
*	Zhejiang Century Huatong Group Co. Ltd. Class A	336,100	223
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	223
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	223
*	J-Yuan Trust Co. Ltd. Class A	475,000	223
	Tianqi Lithium Corp. Class H	66,600	223
*	CSG Smart Science&Technology Co. Ltd. Class A	186,700	222
*	Talkweb Information System Co. Ltd. Class A	58,700	222
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	222
	NetDragon Websoft Holdings Ltd.	170,000	221
	Guosen Securities Co. Ltd. Class A	136,055	221
	Canny Elevator Co. Ltd. Class A	247,800	221
*	Yonyou Network Technology Co. Ltd. Class A	137,925	220
	Sichuan Jiuzhou Electric Co. Ltd. Class A	109,500	220
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	220
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	219
*	China Greatwall Technology Group Co. Ltd. Class A	98,400	219
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	219
	TongFu Microelectronics Co. Ltd. Class A	57,700	218
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	217
*	Fenbi Ltd.	650,500	217
	TCL Electronics Holdings Ltd.	304,333	216
	China Oriental Group Co. Ltd.	1,352,000	216
[1,2]	Jiumaojiu International Holdings Ltd.	500,000	216
	China Everbright Ltd.	330,000	215
	Bank of Chongqing Co. Ltd. Class H	295,500	215
	ZheJiang Dali Technology Co. Ltd. Class A	114,920	215
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	214
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	214
*	Angang Steel Co. Ltd. Class H	1,100,800	213
	Orient Securities Co. Ltd. Class A	144,208	213
	JNBY Design Ltd.	111,500	213
	Concord New Energy Group Ltd.	3,100,000	212
	Xiamen C & D Inc. Class A	161,800	212
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	212
	Hisense Visual Technology Co. Ltd. Class A	67,200	211
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	211
	Shanghai Huayi Group Co. Ltd. Class A	221,800	210
*	CIMC Vehicles Group Co. Ltd. Class A	146,400	210
	Wangsu Science & Technology Co. Ltd. Class A	154,300	209
	China International Capital Corp. Ltd. Class A	41,900	209
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	209
	China Modern Dairy Holdings Ltd.	1,979,500	208
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	208
	Sichuan Development Lomon Co. Ltd. Class A	77,900	207
	Poly Property Group Co. Ltd.	952,000	205
	Accelink Technologies Co. Ltd. Class A	32,100	205
	Qingdao Hanhe Cable Co. Ltd. Class A	421,600	205
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	205
	Shanghai Electric Power Co. Ltd. Class A	152,500	205
	Anjoy Foods Group Co. Ltd. Class A	17,000	205
	Shenzhen Aisidi Co. Ltd. Class A	99,300	204
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	204
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	203
	Western Securities Co. Ltd. Class A	176,322	203
	AIMA Technology Group Co. Ltd. Class A	41,697	203
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	202

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tellhow Sci-Tech Co. Ltd. Class A	249,200	202
	Bestsun Energy Co. Ltd. Class A	407,400	201
	China Jushi Co. Ltd. Class A	125,730	200
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	200
	Weaver Network Technology Co. Ltd. Class A	33,900	200
*,2	China Bohai Bank Co. Ltd. Class H	1,569,000	200
	ACM Research Shanghai Inc. Class A	13,316	200
	ZhongYeDa Electric Co. Ltd. Class A	188,400	200
*	Jilin Yatai Group Co. Ltd. Class A	641,100	200
	West China Cement Ltd.	1,334,000	199
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	199
	CGN Power Co. Ltd. Class A	349,900	198
	Xi'an Bright Laser Technologies Co. Ltd. Class A	31,033	198
	Shenzhen Investment Ltd.	1,603,953	197
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	197
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	197
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	196
	Hualan Biological Engineering Inc. Class A	84,275	195
	China Overseas Grand Oceans Group Ltd.	739,500	195
	SDIC Capital Co. Ltd. Class A	174,100	194
	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	194
*	Zhongyu Energy Holdings Ltd.	338,000	194
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	147,000	194
	CNPC Capital Co. Ltd. Class A	155,800	194
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	193
	Hang Zhou Great Star Industrial Co. Ltd. Class A	48,000	193
	Shenzhen Envicool Technology Co. Ltd. Class A	42,380	193
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	192
	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	191
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	24,000	191
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	190
	Huadian Power International Corp. Ltd. Class A	234,000	190
	Chongqing Brewery Co. Ltd. Class A	23,300	190
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	190
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	189
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	189
	COFCO Capital Holdings Co. Ltd. Class A	62,300	189
	Hangcha Group Co. Ltd. Class A	76,300	189
	China Tobacco International HK Co. Ltd.	58,000	188
	Western Mining Co. Ltd. Class A	76,100	188
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	187
*	Biwin Storage Technology Co. Ltd. Class A	21,414	187
	Estun Automation Co. Ltd. Class A (XSEC)	87,500	186
*	CPMC Holdings Ltd.	213,000	186
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	186
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	186
	CNGR Advanced Material Co. Ltd. Class A	34,580	186
	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	185
	Shanghai Baosight Software Co. Ltd. Class A	48,926	185
	Beijing Water Business Doctor Co. Ltd. Class A	243,800	184
	AVIC Chengdu UAS Co. Ltd. Class A	25,988	184
*	Sinochem International Corp. Class A	309,300	184
	Hengtong Optic-electric Co. Ltd. Class A	75,300	183
*	Kingsoft Cloud Holdings Ltd.	956,010	183
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	183
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	182
	Western Superconducting Technologies Co. Ltd. Class A	25,721	182
*	Shengyi Electronics Co. Ltd. Class A	37,221	182
[2]	A-Living Smart City Services Co. Ltd.	448,750	181
	Central China Securities Co. Ltd. Class A	282,700	181
*	BeiGene Ltd. Class A	7,712	181
	Mehow Innovative Ltd. Class A	39,900	181
	CSI Solar Co. Ltd. Class A	87,257	181
	Gotion High-tech Co. Ltd. Class A	56,400	180
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	39,700	180
*,2	Yidu Tech Inc.	390,500	180
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	179
	Hesteel Co. Ltd. Class A	577,400	179
	CECEP Solar Energy Co. Ltd. Class A	245,590	179
*	Xinxiang Chemical Fiber Co. Ltd. Class A	344,400	179

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Adicon Holdings Ltd.	218,500	179
	China Shineway Pharmaceutical Group Ltd.	150,000	178
	Gemdale Corp. Class A	206,200	178
	An Hui Wenergy Co. Ltd. Class A	162,200	178
*	Ninestar Corp. Class A	45,100	178
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	177
	Shenghe Resources Holding Co. Ltd. Class A	111,500	177
	Bluestar Adisseo Co. Class A	114,500	177
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	177
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	93,500	176
	Anhui Expressway Co. Ltd. Class A	92,100	176
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	176
	Winning Health Technology Group Co. Ltd. Class A	158,600	175
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	175
	Health & Happiness H&H International Holdings Ltd.	133,236	175
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	175
	Shenzhen Goodix Technology Co. Ltd. Class A	13,800	174
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	174
*,2	Remegen Co. Ltd. Class H	80,500	174
	Eastroc Beverage Group Co. Ltd. Class A	5,850	174
	Anhui Heli Co. Ltd. Class A	68,800	174
*	Zhihu Inc. ADR	48,728	174
	Yunnan Energy New Material Co. Ltd. Class A	34,500	173
*	Henan Zhongfu Industry Co. Ltd. Class A	423,800	173
	Anhui Anke Biotechnology Group Co. Ltd. Class A	133,500	172
	DBG Technology Co. Ltd. Class A	33,200	172
	Beijing Tiantan Biological Products Corp. Ltd. Class A	56,880	172
[2]	Asiainfo Technologies Ltd.	258,800	171
	First Capital Securities Co. Ltd. Class A	141,900	171
*,2	Microport Cardioflow Medtech Corp.	1,844,000	171
	Hunan Valin Steel Co. Ltd. Class A	257,000	170
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	170
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	170
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	170
	Lee & Man Paper Manufacturing Ltd.	549,000	169
	Lonking Holdings Ltd.	877,000	169
	PAX Global Technology Ltd.	255,000	169
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	169
	China South City Holdings Ltd.	5,920,000	169
	China Yongda Automobiles Services Holdings Ltd.	819,500	169
	Wuhan Guide Infrared Co. Ltd. Class A	135,895	169
	Livzon Pharmaceutical Group Inc. Class H	50,106	169
*	Beijing Compass Technology Development Co. Ltd. Class A	11,700	169
	Sunresin New Materials Co. Ltd. Class A	24,525	169
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	169
	China Coal Xinji Energy Co. Ltd. Class A	148,200	169
	Advanced Technology & Materials Co. Ltd. Class A	110,200	168
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	168
	Sichuan Expressway Co. Ltd. Class A	215,200	168
	HLA Group Corp. Ltd. Class A	210,100	168
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	167
	China Wafer Level Csp Co. Class A	42,300	167
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	166
[2]	Medlive Technology Co. Ltd.	152,500	166
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	166
	First Tractor Co. Ltd. Class H	184,000	165
	New Guomai Digital Culture Co. Ltd. Class A	86,800	165
*	Yanlord Land Group Ltd.	312,100	164
	Shenzhen Agricultural Products Group Co. Ltd. Class A	178,700	164
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	164
	Willfar Information Technology Co. Ltd. Class A	29,405	164
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	164
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	163
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	162
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	64,600	162
	Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	162
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	162
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	162
	Hunan Gold Corp. Ltd. Class A	68,600	161
	SooChow Securities Co. Ltd. Class A	140,608	161

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Huafon Aluminium Corp. Class A	70,200	161
	SPIC Industry-Finance Holdings Co. Ltd. Class A	117,800	160
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	159
	Bank of Xi'an Co. Ltd. Class A	311,700	159
	Sanwei Holding Group Co. Ltd. Class A	88,600	159
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	158
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	158
*,2	CanSino Biologics Inc. Class H	43,400	158
	Liaoning Port Co. Ltd. Class A	729,600	158
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	158
	Goldwind Science & Technology Co. Ltd. Class A	102,900	157
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	157
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	157
	China Enterprise Co. Ltd. Class A	358,800	157
	Huaming Power Equipment Co. Ltd. Class A	65,400	157
	Empyrean Technology Co. Ltd. Class A	11,200	157
	Xiamen Port Development Co. Ltd. Class A	169,900	157
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	156
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	51,800	156
	Capital Securities Co. Ltd. Class A	51,400	156
	Xinyi Energy Holdings Ltd.	1,372,200	155
	GRG Banking Equipment Co. Ltd. Class A	88,897	154
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	154
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	154
*	Tangshan Jidong Cement Co. Ltd. Class A	182,800	153
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	153
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	153
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	153
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	152
	China Rare Earth Resources And Technology Co. Ltd. Class A	35,700	152
	People.cn Co. Ltd. Class A	47,600	152
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	152
	Eastern Air Logistics Co. Ltd. Class A	63,599	152
	Shannon Semiconductor Technology Co. Ltd. Class A	31,800	152
	CGN New Energy Holdings Co. Ltd.	510,000	151
	GEM Co. Ltd. Class A	153,900	151
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	151
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	151
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	7,046	151
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	151
	Shanghai United Imaging Healthcare Co. Ltd. Class A	8,782	151
	Lao Feng Xiang Co. Ltd. Class A	21,700	150
	Datang International Power Generation Co. Ltd. Class A	361,800	150
	Ginlong Technologies Co. Ltd. Class A	14,755	150
	Jinko Power Technology Co. Ltd. Class A	334,900	150
*	QuantumCTek Co. Ltd. Class A	4,184	150
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	149
	China Resources Medical Holdings Co. Ltd.	298,090	149
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	149
	Meihua Holdings Group Co. Ltd. Class A	111,623	149
	Shenzhen Expressway Corp. Ltd. Class A	106,900	148
	Sunwoda Electronic Co. Ltd. Class A	46,100	147
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	147
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	147
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	14,900	147
	Shanghai Rural Commercial Bank Co. Ltd. Class A	133,500	146
	Sonoscape Medical Corp. Class A	29,000	145
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	145
	Unilumin Group Co. Ltd. Class A	144,822	145
	Haohua Chemical Science & Technology Co. Ltd. Class A	31,900	145
*,2	Haichang Ocean Park Holdings Ltd.	1,564,000	145
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	145
	Amoy Diagnostics Co. Ltd. Class A	42,200	143
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	143
	Sineng Electric Co. Ltd. Class A	22,300	143
	Chervon Holdings Ltd.	54,400	143
	Xiamen Faratronic Co. Ltd. Class A	8,900	142
	Innuovo Technology Co. Ltd. Class A	135,300	142
	Guolian Securities Co. Ltd. Class A	82,200	142
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	142

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	5,362	142
	Kingnet Network Co. Ltd. Class A	75,700	142
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	142
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	436,700	142
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	141
	Hainan Haide Capital Management Co. Ltd. Class A	119,045	141
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	141
	Cinda Securities Co. Ltd. Class A	65,400	141
*,1	Guangzhou R&F Properties Co. Ltd. Class H	707,400	140
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	140
	Goldenmax International Group Ltd. Class A	118,600	140
	Gansu Shangfeng Cement Co. Ltd. Class A	112,600	140
	Sinoma International Engineering Co. Class A	96,700	140
	Dongguan Development Holdings Co. Ltd. Class A	92,200	140
	Anhui Yingjia Distillery Co. Ltd. Class A	16,500	140
	Haining China Leather Market Co. Ltd. Class A	258,700	140
	Dongxing Securities Co. Ltd. Class A	89,900	139
	Tiangong International Co. Ltd.	604,000	139
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	139
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	139
	Ecovacs Robotics Co. Ltd. Class A	18,800	138
	Guangdong Aofei Data Technology Co. Ltd. Class A	77,600	138
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	138
	Jiayou International Logistics Co. Ltd. Class A	49,500	138
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	137
	CECEP Wind-Power Corp. Class A	293,280	137
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	137
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	44,500	137
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	137
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	136
	CNOOC Energy Technology & Services Ltd. Class A	221,900	136
	Shanghai Belling Co. Ltd. Class A	18,900	136
*	Wanda Film Holding Co. Ltd. Class A	80,000	136
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	136
	Guangzhou Port Co. Ltd. Class A	276,000	136
	BBMG Corp. Class H	1,331,000	135
	Changjiang Securities Co. Ltd. Class A	135,520	135
	Wushang Group Co. Ltd. Class A	114,800	135
	Ingenic Semiconductor Co. Ltd. Class A	13,200	135
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	135
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	135
	Xiangcai Co. Ltd. Class A	126,300	135
	Sanchuan Wisdom Technology Co. Ltd. Class A	219,200	135
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	134
*	Xinhu Zhongbao Co. Ltd. Class A	323,300	134
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	134
*,2	AInnovation Technology Group Co. Ltd.	199,400	134
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	5,226	134
[2]	AK Medical Holdings Ltd.	216,000	133
	Ming Yang Smart Energy Group Ltd. Class A	78,400	133
	Xiamen Amoytop Biotech Co. Ltd. Class A	12,238	133
*	Qi An Xin Technology Group Inc. Class A	29,697	133
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	132
	Thunder Software Technology Co. Ltd. Class A	16,200	132
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	132
	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	132
	By-health Co. Ltd. Class A	73,300	131
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	131
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	131
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	131
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	118,500	131
	Zhongmin Energy Co. Ltd. Class A	152,200	131
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	131
	BOE Varitronix Ltd.	184,527	130
	Offshore Oil Engineering Co. Ltd. Class A	170,900	130
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	130
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	130
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	130
*,2	Mobvista Inc.	505,000	130
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	129

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sealand Securities Co. Ltd. Class A	182,770	129
	All Winner Technology Co. Ltd. Class A	23,180	129
	China World Trade Center Co. Ltd. Class A	39,900	129
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	129
	Amlogic Shanghai Co. Ltd. Class A	13,191	129
	Giant Network Group Co. Ltd. Class A	73,700	129
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	129
*	Sino GeoPhysical Co. Ltd. Class A	62,700	128
*	NavInfo Co. Ltd. Class A	89,500	128
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	128
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	128
	Chifeng Jilong Gold Mining Co. Ltd. Class A	48,300	128
	Sinomine Resource Group Co. Ltd. Class A	27,440	128
*	Fulin Precision Co. Ltd. Class A	70,650	128
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	127
	Jizhong Energy Resources Co. Ltd. Class A	152,500	127
	Rongan Property Co. Ltd. Class A	364,100	127
	Xiamen Tungsten Co. Ltd. Class A	46,600	127
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	127
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	126
	Risen Energy Co. Ltd. Class A	62,100	126
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	126
*	IRICO Display Devices Co. Ltd. Class A	117,500	126
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	126
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	126
*	Seazen Holdings Co. Ltd. Class A	60,900	125
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	106,800	125
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	125
	Maccura Biotechnology Co. Ltd. Class A	62,700	124
	China Lilang Ltd.	250,000	124
*	5I5J Holding Group Co. Ltd. Class A	248,654	124
	Sino Biological Inc. Class A	13,097	124
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	124
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	124
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	123
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	123
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	123
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	123
	Gansu Energy Chemical Co. Ltd. Class A	321,500	123
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	123
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	122
	Xiamen International Airport Co. Ltd. Class A	59,800	122
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,220	122
	Jiangsu General Science Technology Co. Ltd. Class A	171,500	122
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	121
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	121
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	121
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	121
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	121
*	Western Region Gold Co. Ltd. Class A	66,000	121
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	38,300	121
	Skshu Paint Co. Ltd. Class A	19,160	120
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	120
	Shanxi Coking Co. Ltd. Class A	205,090	120
*,2	Js Global Lifestyle Co. Ltd.	589,000	119
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	119
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	119
	Nanjing Cosmos Chemical Co. Ltd. Class A	32,000	119
	Sharetronic Data Technology Co. Ltd. Class A	11,600	119
	Hangzhou First Applied Material Co. Ltd. Class A	44,913	118
	Asymchem Laboratories Tianjin Co. Ltd. Class A	10,100	118
	Greattown Holdings Ltd. Class A	220,800	118
	Jilin Electric Power Co. Ltd. Class A	135,100	116
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	116
	Beyondsoft Corp. Class A	60,700	116
*	FIH Mobile Ltd.	1,002,000	115
	Weifu High-Technology Group Co. Ltd. Class B	70,000	115
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	65,900	115
	Bank of Changsha Co. Ltd. Class A	96,300	115
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	115

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Pacific Securities Co. Ltd. Class A	183,100	115
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	115
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	115
	Ningbo Yunsheng Co. Ltd. Class A	117,000	115
	Geovis Technology Co. Ltd. Class A	19,751	115
	Shanghai SMI Holding Co. Ltd. Class A	162,900	115
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	114
	China Baoan Group Co. Ltd. Class A	74,500	114
	Beijing Dabeinong Technology Group Co. Ltd. Class A	171,100	114
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	131,200	114
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	114
	Autohome Inc. Class A	16,144	114
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	114
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	114
[2]	China East Education Holdings Ltd.	306,500	113
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	113
	Jiangxi Ganneng Co. Ltd. Class A	90,200	113
	Rizhao Port Co. Ltd. Class A	254,400	113
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	112
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	112
	Beijing United Information Technology Co. Ltd. Class A	30,196	112
	China South Publishing & Media Group Co. Ltd. Class A	65,600	112
*	Canaan Inc. ADR	96,887	112
*	Jinke Smart Services Group Co. Ltd. Class H	115,500	112
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	82,582	112
*	Jishi Media Co. Ltd. Class A	394,100	112
	Jihua Group Corp. Ltd. Class A	268,300	112
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	100,573	111
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	111
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	111
	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	111
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	110
	Shanghai Bailian Group Co. Ltd. Class B	193,500	110
*	Shandong Chenming Paper Holdings Ltd. Class A	211,100	110
	Jointown Pharmaceutical Group Co. Ltd. Class A	151,230	110
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	82,800	110
	Digital China Group Co. Ltd. Class A	22,200	110
	Zhejiang Supor Co. Ltd. Class A	14,795	109
	Fujian Funeng Co. Ltd. Class A	82,244	109
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	109
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	109
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	109
*	Sichuan Hongda Co. Ltd. Class A	89,800	109
*,3	Untrade.China Dili	1,288,303	109
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	108
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	108
	Xuji Electric Co. Ltd. Class A	25,200	108
*	Yonghui Superstores Co. Ltd. Class A	167,200	108
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	108
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	108
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	108
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	107
	China Foods Ltd.	332,000	107
	Opple Lighting Co. Ltd. Class A	43,600	107
*	Angang Steel Co. Ltd. Class A	308,400	107
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	107
	Guangzhou Development Group Inc. Class A	118,600	107
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	106
	Toly Bread Co. Ltd. Class A	125,000	106
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	106
*	Guosheng Financial Holding Inc. Class A	65,600	106
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	106
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	106
*	Golden Solar New Energy Technology Holdings Ltd.	334,765	106
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	106
	JCHX Mining Management Co. Ltd. Class A	18,900	106
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	106
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	106
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	105
*	Genimous Technology Co. Ltd. Class A	64,200	105

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	105
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	105
	Southwest Securities Co. Ltd. Class A	155,100	105
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	105
	Xianhe Co. Ltd. Class A	39,900	105
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	10,900	105
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	105
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	105
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	105
*	Shandong Iron and Steel Co. Ltd. Class A	483,900	105
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	105
*	Bio-Thera Solutions Ltd. Class A	32,280	105
	Luoniushan Co. Ltd. Class A	120,110	104
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	104
	Dongfang Electric Corp. Ltd. Class A	46,700	104
	Angel Yeast Co. Ltd. Class A	20,300	104
	Porton Pharma Solutions Ltd. Class A	39,997	104
	INESA Intelligent Tech Inc. Class A	49,000	104
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	104
	Nanjing Pharmaceutical Co. Ltd. Class A	149,700	104
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	104
	Shandong Hi-speed Co. Ltd. Class A	85,500	103
	Beijing eGOVA Co. Ltd. Class A	35,592	103
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	103
	iRay Technology Co. Ltd. Class A	6,218	103
*	Nanjing Tanker Corp. Class A	216,800	103
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,800	103
	Weifu High-Technology Group Co. Ltd. Class A	40,800	102
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	102
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	102
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	101
	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	101
	Xinjiang Joinworld Co. Ltd. Class A	97,200	101
*	Shandong Hi-Speed New Energy Group Ltd.	516,800	101
	Sinofert Holdings Ltd.	668,000	100
*	Yeahka Ltd.	70,800	100
	Ningbo Joyson Electronic Corp. Class A	42,800	100
*	Anyang Iron & Steel Inc. Class A	348,700	100
	Luxi Chemical Group Co. Ltd. Class A	60,000	99
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	99
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	99
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	99
	Shenzhen SED Industry Co. Ltd. Class A	36,000	99
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	98
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	196,300	98
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	98
	Shenzhen Energy Group Co. Ltd. Class A	104,400	98
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	98
	Shenzhen SC New Energy Technology Corp. Class A	9,300	98
*,2	Red Star Macalline Group Corp. Ltd. Class H	463,655	98
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	98
	China National Accord Medicines Corp. Ltd. Class A	24,700	97
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	97
	Wanxiang Qianchao Co. Ltd. Class A	105,400	97
*	Visionox Technology Inc. Class A	72,298	97
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	97
	AVICOPTER plc Class A	16,400	97
	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	97
	Grandblue Environment Co. Ltd. Class A	31,200	97
*	Shenzhen Deren Electronic Co. Ltd. Class A	91,400	97
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	97
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	97
	Wintime Energy Group Co. Ltd. Class A	490,400	97
	Fujian Expressway Development Co. Ltd. Class A	198,000	97
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	96
	China CAMC Engineering Co. Ltd. Class A	84,700	96
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	96
	Konfoong Materials International Co. Ltd. Class A	10,100	96
	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	96
	Sai Micro Electronics Inc. Class A	34,800	96

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Fangda Carbon New Material Co. Ltd. Class A	128,935	96
	Tongkun Group Co. Ltd. Class A	58,000	96
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	96
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	96
	Xiamen Xiangyu Co. Ltd. Class A	116,103	96
	Zhuhai Port Co. Ltd. Class A	136,800	96
	China Railway Materials Co. Class A	244,900	96
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	24,200	96
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	96
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	96
	Hangzhou Iron & Steel Co. Class A	166,400	96
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	95
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	95
[2]	Linklogis Inc. Class B	438,000	95
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	95
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	95
	Dajin Heavy Industry Co. Ltd. Class A	28,700	95
*	Q Technology Group Co. Ltd.	144,000	94
	Taiji Computer Corp. Ltd. Class A	25,119	94
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	94
	Jinduicheng Molybdenum Co. Ltd. Class A	62,579	94
	Guangshen Railway Co. Ltd. Class H	336,000	93
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	93
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	93
	China Zheshang Bank Co. Ltd. Class A	233,870	93
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	93
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	93
*	Antong Holdings Co. Ltd. Class A	238,300	93
	Xiamen ITG Group Corp. Ltd. Class A	100,000	92
*	Tianma Microelectronics Co. Ltd. Class A	71,200	92
	IReader Technology Co. Ltd. Class A	33,200	92
	China Meidong Auto Holdings Ltd.	318,000	92
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	92
	Wuxi Taiji Industry Co. Ltd. Class A	82,500	92
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	92
*	SICC Co. Ltd. Class A	11,095	92
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	92
*	SOHO China Ltd.	983,000	91
	Yunnan Tin Co. Ltd. Class A	42,400	91
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	91
[3]	Huafon Chemical Co. Ltd. Class A	81,100	91
	Jafron Biomedical Co. Ltd. Class A	20,770	91
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	91
	Hexing Electrical Co. Ltd. Class A	16,700	91
*	China Express Airlines Co. Ltd. Class A	81,473	91
	Jingjin Equipment Inc. Class A	35,880	91
	Levima Advanced Materials Corp. Class A	39,400	91
	Baoji Titanium Industry Co. Ltd. Class A	21,028	91
	Kangji Medical Holdings Ltd.	120,500	90
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	90
	DHC Software Co. Ltd. Class A	87,269	90
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	90
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	90
	TangShan Port Group Co. Ltd. Class A	145,900	90
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	90
	Foryou Corp. Class A	21,600	90
	Guangdong DFP New Material Group Co. Ltd. Class A	180,000	90
*,2,3	Venus MedTech Hangzhou Inc. Class H	122,500	89
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	89
	Topchoice Medical Corp. Class A	12,598	89
	Newland Digital Technology Co. Ltd. Class A	33,399	89
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	89
*	Hubei Dinglong Co. Ltd. Class A	23,400	89
	KPC Pharmaceuticals Inc. Class A	41,500	89
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	89
	Raytron Technology Co. Ltd. Class A	12,578	89
	BOC International China Co. Ltd. Class A	54,800	89
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	89
	Jinlei Technology Co. Ltd. Class A	25,300	89
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	89

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	89
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	88
	Renhe Pharmacy Co. Ltd. Class A	108,300	88
	Songcheng Performance Development Co. Ltd. Class A	64,640	88
	Beijing Enlight Media Co. Ltd. Class A	70,600	88
*	Wonders Information Co. Ltd. Class A	78,300	88
	Jade Bird Fire Co. Ltd. Class A	59,490	88
	Ningbo Shanshan Co. Ltd. Class A	68,800	88
	Tibet Mineral Development Co. Class A	28,600	88
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	88
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	88
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	88
	Transfar Zhilian Co. Ltd. Class A	143,400	87
[3]	Ningbo Xusheng Group Co. Ltd. Class A	48,438	87
*	3peak Inc. Class A	5,587	87
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	87
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	86
	China International Marine Containers Group Co. Ltd. Class A	70,800	86
	Sinoma Science & Technology Co. Ltd. Class A	47,400	86
*	Tangrenshen Group Co. Ltd. Class A	115,400	86
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	7,056	86
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	86
	IKD Co. Ltd. Class A	39,200	85
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	85
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	85
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	85
	Chinalin Securities Co. Ltd. Class A	48,700	85
	Hangzhou Lion Electronics Co. Ltd. Class A	22,898	85
	Henan Liliang Diamond Co. Ltd. Class A	21,120	85
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	238,848	85
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	84
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	84
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	84
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	84
	Shennan Circuits Co. Ltd. Class A	5,740	84
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	84
	Bank of Guiyang Co. Ltd. Class A	99,500	84
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	84
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	84
*	Liaoning Energy Industry Co. Ltd. Class A	170,700	84
*	Dada Nexus Ltd. ADR	49,657	83
	Shenzhen MTC Co. Ltd. Class A	111,700	83
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	83
	Venustech Group Inc. Class A	33,500	83
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	83
	China Kings Resources Group Co. Ltd. Class A	22,540	83
	Fujian Boss Software Development Co. Ltd. Class A	34,700	83
	NYOCOR Co. Ltd. Class A	103,900	83
	YGSOFT Inc. Class A	92,102	82
*	Focused Photonics Hangzhou Inc. Class A	33,100	82
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	82
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	82
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	82
	Chongqing Water Group Co. Ltd. Class A	117,945	82
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	82
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	82
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	82
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	82
	Harbin Electric Co. Ltd. Class H	246,000	81
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	80,900	81
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	81
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	81
	StarPower Semiconductor Ltd. Class A	6,020	81
	Huali Industrial Group Co. Ltd. Class A	8,600	81
	Bestechnic Shanghai Co. Ltd. Class A	2,621	81
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	81
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	57,100	81
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	80
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	80
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	80

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	80
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	80
	Joinn Laboratories China Co. Ltd. Class A	32,625	80
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	80
	State Grid Information & Communication Co. Ltd. Class A	27,900	80
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	18,900	80
*	Zhejiang Tiantie Industry Co. Ltd. Class A	115,064	80
*	Alpha Group Class A	79,000	79
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	79
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	79
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	79
	Lakala Payment Co. Ltd. Class A	25,100	79
	CTS International Logistics Corp. Ltd. Class A	90,900	79
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	79
	Cathay Biotech Inc. Class A	11,931	79
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	78
	Yunnan Copper Co. Ltd. Class A	42,400	78
	Shanxi Securities Co. Ltd. Class A	87,770	78
	Sichuan Swellfun Co. Ltd. Class A	13,300	78
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	78
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	78
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	78
	China Tianying Inc. Class A	112,100	77
	Beijing Strong Biotechnologies Inc. Class A	39,900	77
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	77
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	77
	Sino-Platinum Metals Co. Ltd. Class A	38,532	77
	Kehua Data Co. Ltd. Class A	20,800	77
	Canmax Technologies Co. Ltd. Class A	23,140	77
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	77
	Arcsoft Corp. Ltd. Class A	15,815	77
[2]	Joinn Laboratories China Co. Ltd. Class H	67,643	77
	Dazhong Mining Co. Ltd.	64,396	77
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	77
	Kidswant Children Products Co. Ltd. Class A	48,900	77
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	77
	HUYA Inc. ADR	21,936	76
[2]	Qingdao Port International Co. Ltd. Class H	108,000	76
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	76
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	76
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	76
*	Oriental Energy Co. Ltd. Class A	61,400	76
*	China Reform Health Management and Services Group Co. Ltd. Class A	36,900	76
*,2	Arrail Group Ltd.	180,000	76
	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	76
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	75
	Harbin Boshi Automation Co. Ltd. Class A	36,142	75
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	75
*	Konka Group Co. Ltd. Class A	75,700	75
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	75
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	75
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	75
	Eastern Communications Co. Ltd. Class B	175,800	74
*	Sino-Ocean Group Holding Ltd.	1,720,500	74
	STO Express Co. Ltd. Class A	48,400	74
	Jiangling Motors Corp. Ltd. Class A	20,700	74
	JiuGui Liquor Co. Ltd. Class A	10,500	74
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	74
	Shenzhen Gas Corp. Ltd. Class A	71,700	74
	Beijing North Star Co. Ltd. Class A	257,800	74
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	74
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	74
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	74
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	74
*	Baotailong New Materials Co. Ltd. Class A	227,300	74
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	73
	Sinotrans Ltd. Class A	102,500	73
*	Youdao Inc. ADR	14,330	73
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	73
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	73

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Conch Environment Protection Holdings Ltd.	682,998	73
	Moon Environment Technology Co. Ltd. Class A	48,600	73
	GCL Energy Technology Co. Ltd. Class A	63,900	73
	Top Resource Energy Co. Ltd. Class A	92,000	73
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	73
	Andon Health Co. Ltd. Class A	11,200	73
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	73
	DongFeng Automobile Co. Ltd. Class A	79,200	73
	Shaanxi International Trust Co. Ltd. Class A	128,100	72
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	72
*	Bohai Leasing Co. Ltd. Class A	154,100	72
	Sinocare Inc. Class A	19,800	72
	Zhejiang Medicine Co. Ltd. Class A	31,000	72
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	72
*	INKON Life Technology Co. Ltd. Class A	49,900	72
	Rockchip Electronics Co. Ltd. Class A	5,800	72
	Keda Industrial Group Co. Ltd. Class A	60,600	72
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	72
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	72
*	Tsinghua Tongfang Co. Ltd. Class A	60,400	72
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	71
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	71
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	71
*	Sinopec Oilfield Service Corp. Class H	806,000	70
	Northeast Securities Co. Ltd. Class A	58,700	70
	China West Construction Group Co. Ltd. Class A	67,200	70
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	70
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	70
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	70
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	10,000	70
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	69
*	GCL System Integration Technology Co. Ltd. Class A	181,900	69
	Bank of Chengdu Co. Ltd. Class A	32,000	69
	China Great Wall Securities Co. Ltd. Class A	57,800	69
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	69
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	69
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	75,500	69
	Xiamen Bank Co. Ltd. Class A	94,700	69
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	69
*	Remegen Co. Ltd. Class A	15,707	69
	Sichuan Expressway Co. Ltd. Class H	166,000	68
	China Film Co. Ltd. Class A	42,300	68
*	Roshow Technology Co. Ltd. Class A	72,900	68
*,2	Ocumension Therapeutics	94,000	68
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	68
	CSG Holding Co. Ltd. Class A	86,700	67
	FAW Jiefang Group Co. Ltd. Class A	55,600	67
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	67
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	67
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	67
	Guangdong Hybribio Biotech Co. Ltd. Class A	78,700	67
	Goke Microelectronics Co. Ltd. Class A	6,700	67
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	67
	Nanjing Gaoke Co. Ltd. Class A	63,000	67
	Caida Securities Co. Ltd. Class A	64,300	67
	Guangdong Tapai Group Co. Ltd. Class A	59,300	66
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	66
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	66
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	66
	Wuhu Token Science Co. Ltd. Class A	64,400	66
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	66
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	66
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	66
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	66
	Zhongtai Securities Co. Ltd. Class A	69,100	66
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	66
	Hanwei Electronics Group Corp. Class A	26,800	66
	Shantui Construction Machinery Co. Ltd. Class A	52,700	66
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	66
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	66

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	65
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	65
	Yusys Technologies Co. Ltd. Class A	18,080	65
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,992	65
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	65
	Hualan Biological Bacterin Inc. Class A	24,200	65
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	11,088	65
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	64
	Intco Medical Technology Co. Ltd. Class A	17,550	64
	Fangda Special Steel Technology Co. Ltd. Class A	102,800	64
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	64
	Yangling Metron New Material Inc. Class A	18,000	64
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	64
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	64
	Fujian Sunner Development Co. Ltd. Class A	31,200	63
	Zhefu Holding Group Co. Ltd. Class A	130,600	63
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	63
	Ovctek China Inc. Class A	23,797	63
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	63
	Sichuan New Energy Power Co. Ltd. Class A	38,000	63
*	Jiangxi Special Electric Class A	54,900	63
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	63
*,3	Tianjin Trolia Information Technology Co. Ltd. Class A	143,600	63
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	62
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	62
	Sichuan Haite High-tech Co. Ltd. Class A	36,800	62
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	62
*	Dongjiang Environmental Co. Ltd. Class A	86,300	62
*	Hwa Create Co. Ltd. Class A	15,600	62
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	62
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	62
	Bank of Qingdao Co. Ltd. Class A	118,500	62
*	China Kepei Education Group Ltd.	376,000	62
	Edifier Technology Co. Ltd. Class A	29,474	62
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	62
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	62
	Jiangsu Azure Corp. Class A	47,400	62
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	62
*	COL Group Co. Ltd. Class A	14,700	62
	INESA Intelligent Tech Inc. Class B	98,400	61
	Shanghai Haixin Group Co. Class B	210,800	61
	Beijing BDStar Navigation Co. Ltd. Class A	15,400	61
*	Guangdong Golden Dragon Development Inc. Class A	32,500	61
*	Ourpalm Co. Ltd. Class A	77,300	61
	Perfect World Co. Ltd. Class A	42,950	61
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	61
	CSSC Science & Technology Co. Ltd. Class A	31,700	61
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	61
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	61
	China National Medicines Corp. Ltd. Class A	13,800	61
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	61
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	61
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	61
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	61
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	60
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	60
	Beijing Originwater Technology Co. Ltd. Class A	84,279	60
	Hangjin Technology Co. Ltd. Class A	23,800	60
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	60
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	60
	Shanghai Construction Group Co. Ltd. Class A	170,500	60
	China Meheco Group Co. Ltd. Class A	37,800	60
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	60
*	CMGE Technology Group Ltd.	590,000	60
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	60
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	3,554	60
*	ASR Microelectronics Co. Ltd. Class A	10,544	60
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	60
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	60
	China Merchants Port Group Co. Ltd. Class A	20,700	59

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Wasu Media Holding Co. Ltd. Class A	56,761	59
*	Polaris Bay Group Co. Ltd. Class A	54,100	59
	Guangzhou Baiyun International Airport Co. Ltd. Class A	43,600	59
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	59
	Daheng New Epoch Technology Inc. Class A	46,000	59
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	58
*	Addsino Co. Ltd. Class A	49,300	58
	Beibuwan Port Co. Ltd. Class A	51,700	58
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	58
	Zheshang Securities Co. Ltd. Class A	32,100	58
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	58
	Fibocom Wireless Inc. Class A	25,398	58
*	EGing Photovoltaic Technology Co. Ltd. Class A	116,400	58
	Oppein Home Group Inc. Class A	5,800	57
	Huangshan Tourism Development Co. Ltd. Class B	77,426	57
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	57
	Yotrio Group Co. Ltd. Class A	127,800	57
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	57
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	57
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	57
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	57
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	57
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	57
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	57
	Shanghai AJ Group Co. Ltd. Class A	67,600	57
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	57
	Xinhuanet Co. Ltd. Class A	17,000	57
	Guangdong Advertising Group Co. Ltd. Class A	61,100	57
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	57
	Bank of Chongqing Co. Ltd. Class A	47,451	57
	Wuxi NCE Power Co. Ltd. Class A	11,250	57
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	57
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	56
	Hainan Strait Shipping Co. Ltd. Class A	66,924	56
	Huaxi Securities Co. Ltd. Class A	47,000	56
	Longshine Technology Group Co. Ltd. Class A	32,400	56
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	56
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	56
	Archermind Technology Nanjing Co. Ltd. Class A	6,110	56
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	56
	Guizhou Chanhen Chemical Corp. Class A	18,600	56
	Tibet Urban Development and Investment Co. Ltd. Class A	30,600	56
	Kaishan Group Co. Ltd. Class A	40,700	55
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	55
	MLS Co. Ltd. Class A	45,400	55
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	55
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	55
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	12,300	55
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	55
*	CETC Chips Technology Inc. Class A	26,000	55
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	163,400	55
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	54
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	54
	Ligao Foods Co. Ltd. Class A	10,500	54
	Norinco International Cooperation Ltd. Class A	37,300	54
	Autobio Diagnostics Co. Ltd. Class A	8,300	53
	Shenzhen Desay Battery Technology Co. Class A	14,891	53
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	53
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	53
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	53
	Chengzhi Co. Ltd. Class A	47,400	53
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	53
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	53
	Infore Environment Technology Group Co. Ltd. Class A	78,200	53
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	53
	First Tractor Co. Ltd. Class A	24,600	53
	Yankershop Food Co. Ltd. Class A	7,560	53
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	53
	Shengda Resources Co. Ltd. Class A	25,100	52
	Hengyi Petrochemical Co. Ltd. Class A	58,000	52

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Guocheng Mining Co. Ltd. Class A	30,854	52
	Electric Connector Technology Co. Ltd. Class A	8,300	52
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	52
	Hoymiles Power Electronics Inc. Class A	2,553	52
	Shede Spirits Co. Ltd. Class A	5,800	52
	China National Accord Medicines Corp. Ltd. Class B	26,988	51
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	51
	Fujian Star-net Communication Co. Ltd. Class A	20,600	51
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	72,300	51
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	51
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	51
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	51
*	Gree Real Estate Co. Ltd. Class A	50,900	51
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	51
	Chengdu RML Technology Co. Ltd. Class A	6,160	51
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	51
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	50
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	50
	Xiamen Kingdomway Group Co. Class A	21,600	50
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	50
[2]	Midea Real Estate Holding Ltd.	117,800	50
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	50
	Windey Energy Technology Group Co. Ltd. Class A	26,300	50
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	50
	TRS Information Technology Corp. Ltd. Class A	21,100	50
	Kingsemi Co. Ltd. Class A	4,078	50
	Beijing North Star Co. Ltd. Class H	442,000	49
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	49
	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	49
	Gaona Aero Material Co. Ltd. Class A	20,320	49
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	49
	Sinofibers Technology Co. Ltd. Class A	11,200	49
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	49
	Tian Di Science & Technology Co. Ltd. Class A	56,611	49
	Chengxin Lithium Group Co. Ltd. Class A	24,000	49
	ZWSOFT Co. Ltd. Guangzhou Class A	3,696	49
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	49
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	3,581	49
	Suning Universal Co. Ltd. Class A	142,700	48
	BTG Hotels Group Co. Ltd. Class A	24,600	48
	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	48
	Suplet Power Co. Ltd. Class A	25,500	48
*	Piesat Information Technology Co. Ltd. Class A	15,556	48
	Shanghai Awinic Technology Co. Ltd. Class A	4,934	48
	Shenzhen Airport Co. Ltd. Class A	48,400	47
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	47
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	47
	Chongqing Department Store Co. Ltd. Class A	15,300	47
	Hoyuan Green Energy Co. Ltd. Class A	14,085	47
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	47
	GoodWe Technologies Co. Ltd. Class A	6,307	47
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	47
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	46
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	46
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	46
	Riyue Heavy Industry Co. Ltd. Class A	25,200	46
	Black Peony Group Co. Ltd. Class A	67,000	46
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	46
	Helens International Holdings Co. Ltd.	155,000	46
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	46
	Quectel Wireless Solutions Co. Ltd. Class A	6,151	45
	Shanghai Pret Composites Co. Ltd. Class A	38,400	45
*	Huafu Fashion Co. Ltd. Class A	82,600	45
	Guangdong Goworld Co. Ltd. Class A	32,200	45
*	Bank of Zhengzhou Co. Ltd. Class A	155,061	45
	Wondershare Technology Group Co. Ltd. Class A	5,174	45
	Shenzhen Leaguer Co. Ltd. Class A	30,200	45
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	45
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	45
	Qingdao Gaoce Technology Co. Ltd. Class A	23,419	45

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Beijing SDL Technology Co. Ltd. Class A	49,900	45
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	45
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	45
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	45
	Leo Group Co. Ltd. Class A	162,800	44
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	44
	Zhejiang Hailiang Co. Ltd. Class A	36,000	44
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	44
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	44
*	Orient Group Inc. Class A	92,500	44
*	CanSino Biologics Inc. Class A	5,480	44
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	44
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	7,851	44
	Sichuan Injet Electric Co. Ltd. Class A	6,200	44
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	44
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	44
	Sanquan Food Co. Ltd. Class A	28,160	43
	PhiChem Corp. Class A	19,700	43
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	43
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	30,100	43
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	43
	Wencan Group Co. Ltd. Class A	12,900	43
	Pylon Technologies Co. Ltd. Class A	6,304	43
	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	43
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	27,900	43
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	6,580	43
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	42
	Joyoung Co. Ltd. Class A	29,337	42
	ORG Technology Co. Ltd. Class A	59,500	42
	Wuxi Boton Technology Co. Ltd. Class A	15,600	42
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	42
	Sangfor Technologies Inc. Class A	4,500	42
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	42
	Guizhou Gas Group Corp. Ltd. Class A	41,100	42
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	42
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	42
	City Development Environment Co. Ltd. Class A	22,100	42
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	42
	Appotronics Corp. Ltd. Class A	18,165	42
*	Financial Street Holdings Co. Ltd. Class A	81,700	41
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	41
	TianShan Material Co. Ltd. Class A	47,800	41
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	41
	Jinneng Science&Technology Co. Ltd. Class A	49,200	41
	CETC Digital Technology Co. Ltd. Class A	11,960	41
*	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	41
	Qinhuangdao Port Co. Ltd. Class A	86,400	41
*	Farasis Energy Gan Zhou Co. Ltd. Class A	24,049	41
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	41
	Suofeiya Home Collection Co. Ltd. Class A	14,600	40
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	40
	B-Soft Co. Ltd. Class A	50,960	40
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	40
	Guangdong South New Media Co. Ltd. Class A	7,200	40
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	40
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	40
	Laobaixing Pharmacy Chain JSC Class A	17,271	39
	Yunda Holding Co. Ltd. Class A	33,146	39
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	39
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	35,400	39
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	39
	Huaren Pharmaceutical Co. Ltd. Class A	73,400	39
	Focus Technology Co. Ltd. Class A	9,300	39
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	2,200	39
*	Sinocelltech Group Ltd. Class A	7,322	39
	Fushun Special Steel Co. Ltd. Class A	39,900	39
*	COFCO Biotechnology Co. Ltd. Class A	46,600	38
	Zhejiang Runtu Co. Ltd. Class A	42,200	38
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	38
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Youngy Co. Ltd. Class A	7,800	38
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	38
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	47,026	38
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	38
*,1	Jin Medical International Ltd.	19,047	38
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	37
	Skyworth Digital Co. Ltd. Class A	18,500	37
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	37
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	37,730	37
	China Tungsten And Hightech Materials Co. Ltd. Class A	27,430	37
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	37
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	37
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	37
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	28,300	37
	Shanghai AtHub Co. Ltd. Class A	15,542	36
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	36
	Bright Dairy & Food Co. Ltd. Class A	30,100	36
	Luenmei Quantum Co. Ltd. Class A	43,800	36
*	Nuode New Materials Co. Ltd. Class A	63,390	36
*	Zotye Automobile Co. Ltd. Class A	105,700	36
	China Science Publishing & Media Ltd. Class A	12,000	36
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	36
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	35
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	35
	Topsec Technologies Group Inc. Class A	31,400	35
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	35
	Bank of Suzhou Co. Ltd. Class A	32,890	35
	Qianhe Condiment and Food Co. Ltd. Class A	20,016	35
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	35
	Three's Co. Media Group Co. Ltd. Class A	8,265	35
	Anker Innovations Technology Co. Ltd. Class A	3,120	35
	Sichuan Meifeng Chemical IND Class A	34,300	35
	Shanghai Huayi Group Co. Ltd. Class B	63,200	34
	Cheng De Lolo Co. Ltd. Class A	27,440	34
	Youzu Interactive Co. Ltd. Class A	24,100	34
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	34
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	34
	Valiant Co. Ltd. Class A	22,500	34
*	Client Service International Inc. Class A	9,400	34
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	34
	Huaxia Eye Hospital Group Class A	11,200	34
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	33
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	33
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	33
	Sino Wealth Electronic Ltd. Class A	9,075	33
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	33
	Foran Energy Group Co. Ltd. Class A	20,538	33
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	33
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	33
*	Xian International Medical Investment Co. Ltd. Class A	43,200	33
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	33
	Jenkem Technology Co. Ltd. Class A	4,193	33
	Linktel Technologies Co. Ltd. Class A	3,000	33
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	32
	Beijing SuperMap Software Co. Ltd. Class A	11,700	32
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	32
	C&S Paper Co. Ltd. Class A	32,400	32
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	32
[3]	Shandong Dawn Polymer Co. Ltd. Class A	17,200	32
	Camel Group Co. Ltd. Class A	26,910	32
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	32
*	Dosilicon Co. Ltd. Class A	9,348	32
	Sumavision Technologies Co. Ltd. Class A	36,400	31
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	31
	Daan Gene Co. Ltd. Class A	35,360	31
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	31
	Shanying International Holding Co. Ltd. Class A	119,600	31
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	31
*	ADAMA Ltd. Class A	30,100	31
	Shanghai M&G Stationery Inc. Class A	7,600	31

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	31
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	30
	NanJi E-Commerce Co. Ltd. Class A	66,500	30
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	30
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	30
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	30
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	30
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	30
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	30
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	29
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	29
	Yibin Tianyuan Group Co. Ltd. Class A	46,394	29
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	29
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	28
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	28
	Qingdao Rural Commercial Bank Corp. Class A	68,300	28
	Jiajiayue Group Co. Ltd. Class A	18,300	28
	Era Co. Ltd. Class A	43,700	28
*	Beijing Capital Development Co. Ltd. Class A	68,400	28
	Luyang Energy-Saving Materials Co. Ltd.	16,600	28
*	Great Chinasoft Technology Co. Ltd. Class A	31,100	28
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	27
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	27
	Double Medical Technology Inc. Class A	5,500	27
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	27
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	27
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	26
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	26
	BGI Genomics Co. Ltd. Class A	4,000	26
	Sinosoft Co. Ltd. Class A	8,232	26
*	Guangdong Guanghua Sci Tech Class A	14,100	26
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	26
*	Offcn Education Technology Co. Ltd. Class A	53,900	25
*	Beijing VRV Software Corp. Ltd. Class A	27,800	25
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	25
	Bear Electric Appliance Co. Ltd. Class A	4,000	25
*	YaGuang Technology Group Co. Ltd. Class A	24,900	25
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	25
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	25
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	25
	YanTai Shuangta Food Co. Ltd. Class A	32,900	24
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	24
	Hunan Aihua Group Co. Ltd. Class A	12,000	24
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	24
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	24
	Lancy Co. Ltd. Class A	9,800	24
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	24
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	23
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	23
	Dian Diagnostics Group Co. Ltd. Class A	12,600	23
	Visual China Group Co. Ltd. Class A	11,100	23
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	23
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	23
*	Tibet Summit Resources Co. Ltd. Class A	15,000	23
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	23
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	23
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	23
*	Beijing Tongtech Co. Ltd. Class A	9,300	22
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	22
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	22
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	22
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	22
	KBC Corp. Ltd. Class A	6,258	22
*,2	Shimao Services Holdings Ltd.	166,000	21
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	21
	Huapont Life Sciences Co. Ltd. Class A	30,400	20
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	10,022	20
	Chengdu Bright Eye Hospital Co. Ltd. Class A	3,600	20
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	19
	China TransInfo Technology Co. Ltd. Class A	13,400	19

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen World Union Group Inc. Class A	50,700	19
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	19
	CMST Development Co. Ltd. Class A	25,600	19
	JL Mag Rare-Earth Co. Ltd. Class A	7,520	18
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	18
	Grinm Advanced Materials Co. Ltd. Class A	11,200	18
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	18
*	Shanghai Medicilon Inc. Class A	3,647	18
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	17
	Juewei Food Co. Ltd. Class A	6,600	17
	Hangzhou Onechance Tech Corp. Class A	5,800	17
*	Hongbo Co. Ltd. Class A	7,900	17
	FAWER Automotive Parts Co. Ltd. Class A	21,400	16
	PCI Technology Group Co. Ltd. Class A	23,100	16
	Monalisa Group Co. Ltd. Class A	12,415	16
*	Blue Sail Medical Co. Ltd. Class A	20,400	16
	Keboda Technology Co. Ltd. Class A	2,000	16
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	16
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	14
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	14
*	Lier Chemical Co. Ltd. Class A	11,340	13
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	9,800	13
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	13
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	13
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	10
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	10
	BBMG Corp. Class A	38,700	10
	Shandong Head Co. Ltd. Class A	5,200	10
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	9
	Shandong Publishing & Media Co. Ltd. Class A	5,700	9
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	9
*	Dongjiang Environmental Co. Ltd. Class H	27,100	8
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	8
*,3	Blivex Technology Co. Ltd. Class A	518,200	8
*	Yijiahe Technology Co. Ltd. Class A	2,200	6
*	Moody Technology Holdings Ltd.	550,598	2
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
			1,560,584
Colombia (0.0%)
	Bancolombia SA ADR	59,930	1,912
	Interconexion Electrica SA ESP	258,385	1,026
[1]	Ecopetrol SA ADR	83,085	640
	Cementos Argos SA	319,169	620
	Ecopetrol SA	971,880	373
	Bancolombia SA	22,068	189
			4,760
Czech Republic (0.0%)
	CEZ A/S	93,469	3,621
	Komercni banka A/S	49,305	1,704
[2]	Moneta Money Bank A/S	272,370	1,358
	Colt CZ Group SE	8,390	222
			6,905
Denmark (0.7%)
	Novo Nordisk A/S Class B	1,886,599	211,610
	DSV A/S	117,624	25,749
	Novonesis (Novozymes) B Class B	214,199	13,461
	Danske Bank A/S	413,000	12,212
*	Vestas Wind Systems A/S	621,285	11,840
	Coloplast A/S Class B	77,680	9,729
*	Genmab A/S	39,673	8,885
	Pandora A/S	49,281	7,451
*,2	Orsted A/S	114,969	6,767
	Carlsberg A/S Class B	56,101	6,200
*	Zealand Pharma A/S	40,639	4,691
	Tryg A/S	197,543	4,662
	AP Moller - Maersk A/S Class B	2,140	3,385

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	NKT A/S	32,140	3,013
	Ringkjoebing Landbobank A/S	16,134	2,668
	Royal Unibrew A/S	31,305	2,355
	AP Moller - Maersk A/S Class A	1,411	2,152
	ROCKWOOL A/S Class B	4,945	2,140
*	Demant A/S	57,280	2,116
*	Ambu A/S Class B	110,775	2,056
	Jyske Bank A/S (Registered)	26,755	1,877
*	ALK-Abello A/S	78,249	1,832
	ISS A/S	93,129	1,800
	FLSmidth & Co. A/S	34,155	1,788
*	GN Store Nord A/S	86,311	1,697
	Sydbank A/S	30,987	1,479
*	Bavarian Nordic A/S	42,385	1,334
*,2	Netcompany Group A/S	26,121	1,247
	Alm Brand A/S	482,224	939
	H Lundbeck A/S	137,036	892
	Spar Nord Bank A/S	40,007	771
	Torm plc Class A	22,762	598
	Schouw & Co. A/S	6,327	526
	Chemometec A/S	8,854	520
	D/S Norden A/S	13,569	469
[2]	Scandinavian Tobacco Group A/S	28,791	434
*	NTG Nordic Transport Group A/S	10,464	426
	Dfds A/S	15,232	348
*	Svitzer Group A/S	8,034	280
	H Lundbeck A/S Class A	52,636	275
			362,674
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,387,668	2,268
	Talaat Moustafa Group	604,098	730
	Eastern Co. SAE	794,948	443
*	EFG Holding SAE	793,276	359
*	Fawry for Banking & Payment Technology Services SAE	1,589,101	256
	Telecom Egypt Co.	127,965	88
			4,144
Finland (0.2%)
	Nordea Bank Abp (XHEL)	2,026,472	23,724
	Nokia OYJ	3,251,725	15,387
	Sampo OYJ Class A (XHEL)	282,262	12,516
	Kone OYJ Class B	203,862	11,179
	UPM-Kymmene OYJ	326,831	9,618
	Wartsila OYJ Abp	291,722	5,587
	Elisa OYJ	95,073	4,530
	Stora Enso OYJ Class R	366,493	4,090
	Neste OYJ	251,599	4,040
	Fortum OYJ	257,550	3,803
	Metso OYJ	377,197	3,590
	Kesko OYJ Class B	155,654	3,343
	Orion OYJ Class B	64,092	3,117
	Konecranes OYJ	42,752	2,951
	Valmet OYJ	97,425	2,496
	Huhtamaki OYJ	60,119	2,356
	Cargotec OYJ Class B	24,362	1,475
	Kemira OYJ	66,030	1,402
	Mandatum OYJ	263,216	1,216
	TietoEVRY OYJ (XHEL)	56,798	1,058
*	Kalmar OYJ Class B	33,600	1,046
*	Kojamo OYJ	103,130	1,015
*	Sampo OYJ Class A	23,046	1,015
*	QT Group OYJ	11,190	852
	Outokumpu OYJ	188,954	680
	Nokian Renkaat OYJ	68,268	567
	Metsa Board OYJ Class B	92,675	499
[2]	Terveystalo OYJ	40,606	440
	Revenio Group OYJ	11,637	374
*	YIT OYJ	123,802	352
	Tokmanni Group Corp.	26,264	300
	Sanoma OYJ	33,466	264

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Citycon OYJ	38,860	150
	F-Secure OYJ	66,775	137
*	Finnair OYJ	46,503	118
			125,287
France (2.2%)
	LVMH Moet Hennessy Louis Vuitton SE	150,209	99,997
	Schneider Electric SE	325,039	84,201
	TotalEnergies SE	1,225,949	76,935
	Sanofi SA	671,407	70,954
	Airbus SE	358,387	54,669
	Hermes International SCA	20,672	46,982
	Safran SA	206,193	46,675
	EssilorLuxottica SA	185,991	43,626
	BNP Paribas SA	610,487	41,693
	AXA SA	1,091,176	40,971
	Vinci SA	301,850	33,813
	Air Liquide SA Loyalty Shares	174,386	31,268
	L'Oreal SA Loyalty Shares	73,741	27,665
	Danone SA	380,553	27,186
	Cie de Saint-Gobain SA	281,175	25,498
	Air Liquide SA (XPAR)	124,451	22,314
	L'Oreal SA (XPAR)	52,155	19,567
	Legrand SA	155,424	17,542
	Capgemini SE	99,328	17,231
	Pernod Ricard SA	123,649	15,428
	Publicis Groupe SA	139,660	14,844
	Cie Generale des Etablissements Michelin SCA	428,556	14,483
	Dassault Systemes SE	409,839	14,027
	Societe Generale SA	458,966	13,182
	Orange SA	1,166,646	12,816
	Veolia Environnement SA	390,645	12,403
	Kering SA	44,646	11,151
	STMicroelectronics NV	401,083	10,902
	Thales SA	61,228	9,870
	Credit Agricole SA	604,489	9,266
	Engie SA Loyalty Shares	513,516	8,607
	Engie SA (XPAR)	425,579	7,133
	Accor SA	140,496	6,374
	Bureau Veritas SA	185,534	5,884
	L'Oreal SA	14,952	5,610
	Renault SA	119,997	5,490
	Air Liquide SA PF 2025	29,797	5,343
	Unibail-Rodamco-Westfield	63,707	5,209
	Edenred SE	160,558	5,193
[2]	Euronext NV	46,806	5,164
	Carrefour SA	312,392	4,961
*	Alstom SA	210,168	4,623
	Eiffage SA	47,124	4,386
	Vivendi SE	405,631	4,334
	Klepierre SA	123,634	3,953
	Teleperformance SE	37,189	3,942
	Rexel SA	141,911	3,910
	Getlink SE	225,631	3,835
	Eurofins Scientific SE	77,258	3,811
	Bouygues SA	110,624	3,556
	Gecina SA	33,149	3,543
	Sartorius Stedim Biotech	15,411	3,091
	Arkema SA	34,882	3,074
	Gaztransport Et Technigaz SA	20,900	3,041
	SPIE SA	80,795	2,924
	Air Liquide SA (XETR)	16,206	2,906
	BioMerieux	24,469	2,739
	Bollore SE	424,789	2,652
[2]	Amundi SA	36,101	2,617
	Ipsen SA	21,043	2,565
	Nexans SA	17,808	2,479
[2]	La Francaise des Jeux SAEM	56,346	2,409
	Elis SA	103,147	2,347
	Aeroports de Paris SA	19,155	2,279

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dassault Aviation SA	10,919	2,205
	Technip Energies NV	80,805	2,017
	SCOR SE	88,498	1,904
	Wendel SE	18,624	1,851
	Sodexo SA ACT Loyalty Shares	21,162	1,840
	Covivio SA	32,161	1,830
[2]	Neoen SA	39,833	1,714
	Sopra Steria Group	8,613	1,656
*	Vallourec SACA	93,932	1,547
	Alten SA	17,544	1,484
	Sodexo SA (XPAR)	16,441	1,429
	Rubis SCA	56,457	1,383
	Engie SA PF 2025	82,296	1,379
	Valeo SE	131,022	1,274
*	SOITEC	15,573	1,233
[2]	Verallia SA	41,630	1,201
*	Pluxee NV	53,011	1,116
	IPSOS SA	22,452	1,103
*,2	Worldline SA	141,360	1,002
	Eurazeo SE Prime DE Fidelite	13,021	993
	Societe BIC SA	13,438	983
*	Ubisoft Entertainment SA	63,084	951
	Virbac SACA	2,471	939
	Eurazeo SE (XPAR)	11,956	912
	Coface SA	56,335	908
	SEB SA Loyalty Shares	8,479	896
	Forvia SE	89,818	857
	Remy Cointreau SA	13,431	845
*	JCDecaux SE	42,873	810
[1]	SES SA	196,812	787
*,1	Air France-KLM	77,363	765
	SEB SA (XPAR)	7,130	753
	Engie SA	44,619	748
*	ID Logistics Group SACA	1,639	731
	Mercialys SA	61,512	726
	Imerys SA	21,904	711
[1]	VusionGroup	4,521	711
	Metropole Television SA	53,002	670
	Trigano SA	4,267	583
	Carmila SA	29,973	564
[2]	Ayvens SA	82,517	548
	ARGAN SA	6,980	518
	Interparfums SA	10,951	500
	Sodexo Inc. (Prime Fidelite 2026)	5,313	462
	ICADE	17,514	458
	Television Francaise 1 SA	53,534	444
	Altarea SCA	3,886	426
	Quadient SA	22,802	401
*	Nexity SA	25,399	397
*	Exclusive Networks SA	14,170	365
*,1	Eutelsat Communications SACA	83,850	351
	Sodexo Prime De Fidelite 2027	3,648	317
	Eramet SA	5,023	297
	Vicat SACA	8,001	296
*,2	Elior Group SA	62,064	284
	Derichebourg SA	46,656	265
	Wavestone	4,879	260
	Opmobility	26,277	258
*	Sodexo Prime De Fidelite	2,960	257
*	Voltalia SA (Registered)	27,548	255
	Sodexo SA (Loyalty Line 2025)	2,851	248
	Esso SA Francaise	2,173	246
	Lagardere SA	10,383	240
	Beneteau SACA	20,566	226
	Mersen SA	9,320	217
	Eurazeo SE Prime De Fidelite 2025	2,591	198
*	Viridien	4,491	188
	Etablissements Maurel et Prom SA	34,462	181
*,2	X-Fab Silicon Foundries SE	37,322	178
*,1	Valneva SE	62,863	178

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Eurazeo SE	2,236	171
	Fnac Darty SA	5,650	159
*,1	OVH Groupe SAS	16,305	155
	Vetoquinol SA	1,775	154
	Antin Infrastructure Partners SA	12,772	147
	Peugeot Invest SA	1,670	138
*	Believe SA	7,104	116
	Lisi SA	4,123	100
	Equasens	1,757	93
	GL Events SACA	3,863	81
	Lisi SA PF	3,247	79
	LISI SA (XPAR)	3,158	77
	Boiron SA	2,097	75
	Manitou BF SA	3,706	70
*,2	Aramis Group SAS	1,390	10
			1,164,238
Germany (1.8%)
	SAP SE	669,888	156,409
	Siemens AG (Registered)	453,945	88,315
	Allianz SE (Registered)	237,635	74,809
	Deutsche Telekom AG (Registered)	2,035,062	61,527
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	80,367	41,098
	Mercedes-Benz Group AG	508,812	30,911
	BASF SE	541,988	26,347
	Deutsche Boerse AG	112,738	26,187
	Infineon Technologies AG	795,426	25,155
	adidas AG	101,059	24,203
	Deutsche Post AG	593,148	23,826
	Deutsche Bank AG (Registered)	1,197,922	20,352
	E.ON SE	1,351,856	18,243
	Bayer AG (Registered)	604,413	16,287
*	Siemens Energy AG	386,652	15,881
	RWE AG	443,510	14,374
	Vonovia SE	437,114	14,331
	Bayerische Motoren Werke AG (XETR)	179,568	14,156
	Rheinmetall AG	26,837	13,817
	Daimler Truck Holding AG	320,600	13,257
	Merck KGaA	79,666	13,171
	Commerzbank AG	641,395	11,376
	MTU Aero Engines AG	34,015	11,118
	Hannover Rueck SE	37,606	9,875
	Symrise AG	81,674	9,828
*	Fresenius SE & Co. KGaA	252,041	9,202
	Heidelberg Materials AG	80,049	8,817
[2]	Siemens Healthineers AG	168,518	8,797
	Beiersdorf AG	62,154	8,390
*,2	Covestro AG	118,601	7,512
*	Qiagen NV	137,033	5,807
	GEA Group AG	107,263	5,283
	Brenntag SE	80,256	5,235
*,2	Delivery Hero SE	117,870	5,004
	Fresenius Medical Care AG	122,577	4,798
	Continental AG	71,685	4,474
	LEG Immobilien SE (XETR)	45,869	4,333
*,2	Zalando SE	132,714	4,018
[2]	Scout24 SE	46,238	3,994
	CTS Eventim AG & Co. KGaA	35,014	3,677
	Henkel AG & Co. KGaA (XTER)	47,051	3,673
	Nemetschek SE	32,209	3,471
	Evonik Industries AG	151,718	3,344
	Knorr-Bremse AG	38,934	3,212
	Deutsche Lufthansa AG (Registered)	406,493	2,825
	Rational AG	2,820	2,762
	Puma SE	60,186	2,744
	Talanx AG	35,575	2,742
	Freenet AG	76,148	2,263
*	TUI AG	266,675	2,223
	Gerresheimer AG	20,470	1,724
	Volkswagen AG	16,818	1,676

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bechtle AG	48,441	1,654
	KION Group AG	41,192	1,599
*	TAG Immobilien AG	93,719	1,558
	HOCHTIEF AG	12,341	1,511
	HUGO BOSS AG	32,706	1,506
	LANXESS AG	50,398	1,464
[1]	Aurubis AG	17,873	1,405
	Carl Zeiss Meditec AG (Bearer)	21,299	1,341
[1]	K&S AG (Registered)	107,353	1,304
*,2	TeamViewer SE	85,827	1,236
*	Aroundtown SA	413,204	1,230
	Hensoldt AG	35,636	1,212
*	Nordex SE	80,839	1,152
*	Fraport AG Frankfurt Airport Services Worldwide	20,771	1,124
*	HelloFresh SE	98,648	1,093
	Krones AG	8,014	1,044
	AIXTRON SE	65,258	1,036
	Stroeer SE & Co. KGaA	17,364	1,030
	Traton SE	31,964	1,023
*	Encavis AG	52,961	1,005
	United Internet AG (Registered)	47,431	971
	FUCHS SE	26,647	957
	thyssenkrupp AG	270,455	944
[2]	DWS Group GmbH & Co. KGaA	21,410	914
	Siltronic AG	13,562	770
	Bilfinger SE	15,729	756
	flatexDEGIRO AG	49,787	731
	Jenoptik AG	30,842	724
	RENK Group AG	35,850	720
	Deutsche Wohnen SE	27,706	708
*,2	Redcare Pharmacy NV	4,534	694
*	Evotec SE	89,530	692
	Wacker Chemie AG	8,167	687
	Schott Pharma AG & Co. KGaA	20,796	674
	Fielmann Group AG	13,225	665
	RTL Group SA	20,134	641
	Duerr AG	27,488	637
*	Hypoport SE	2,713	637
	ProSiebenSat.1 Media SE	101,969	628
	Salzgitter AG	40,817	623
	Sixt SE (XETR)	7,207	571
	Atoss Software SE	4,300	566
[2]	Befesa SA	23,587	549
*,2	Auto1 Group SE	52,768	542
	Stabilus SE	13,647	540
	CANCOM SE	19,500	521
*	Grand City Properties SA	38,279	507
*	Nagarro SE	5,171	505
	KWS Saat SE & Co. KGaA	7,196	497
*	IONOS Group SE	16,962	463
	Kontron AG	25,651	432
*,2	Deutsche Pfandbriefbank AG	75,630	430
*	Douglas AG	20,475	418
	Suedzucker AG	32,203	386
	1&1 AG	26,956	379
	Hornbach Holding AG & Co. KGaA	4,240	371
	Pfeiffer Vacuum Technology AG	2,169	363
	Dermapharm Holding SE	10,219	347
	Deutz AG	76,031	338
	METRO AG	71,401	336
*	CECONOMY AG	100,488	323
	GRENKE AG	16,366	323
	Eckert & Ziegler SE	7,527	323
[1]	PNE AG	22,378	288
	Elmos Semiconductor SE	4,624	276
*	Encavis AG (XETR)	13,240	248
	Hamburger Hafen und Logistik AG (XETR)	14,037	246
	Sartorius AG	1,185	243
	Takkt AG	24,597	241
	Norma Group SE	17,124	237

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Adtran Networks SE	10,721	228
	Indus Holding AG	9,890	220
	Wacker Neuson SE	14,125	218
	CompuGroup Medical SE & Co. KGaA	13,404	199
	Energiekontor AG	3,703	197
	Kloeckner & Co. SE	37,015	189
	Verbio SE	11,739	180
	PATRIZIA SE	20,904	177
	Vossloh AG	3,545	172
	GFT Technologies SE	7,748	171
*,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	168
	Deutsche Beteiligungs AG	6,560	160
	STRATEC SE	3,864	151
*	Schaeffler AG	29,982	150
	Deutsche EuroShop AG	6,220	138
	Draegerwerk AG & Co. KGaA (XETR)	3,032	137
*,1	SGL Carbon SE	24,080	123
	Wuestenrot & Wuerttembergische AG	9,451	123
	Adesso SE	1,624	119
	SMA Solar Technology AG	5,331	93
*	About You Holding SE	22,042	74
*,1	BayWa AG	6,589	72
	Secunet Security Networks AG	527	62
*	Pentixapharm Holding AG	7,527	29
			952,512
Greece (0.1%)
	National Bank of Greece SA	510,288	3,998
	Eurobank Ergasias Services and Holdings SA Class A	1,530,654	3,167
	Metlen Energy & Metals SA	68,162	2,395
	Piraeus Financial Holdings SA	621,350	2,341
	Alpha Services and Holdings SA	1,298,421	1,956
	OPAP SA	111,934	1,912
	JUMBO SA	69,002	1,842
	Public Power Corp. SA	129,040	1,697
	Hellenic Telecommunications Organization SA ADR	117,615	968
	Titan Cement International SA	20,498	733
	Hellenic Telecommunications Organization SA	42,205	697
	Motor Oil Hellas Corinth Refineries SA	31,154	665
	GEK TERNA SA	34,456	650
	Terna Energy SA	28,979	625
	Optima bank SA	44,015	617
	Athens International Airport SA	53,632	460
*	LAMDA Development SA	49,170	395
	HELLENiQ ENERGY Holdings SA	51,576	388
	Aegean Airlines SA	27,412	298
	Holding Co. ADMIE IPTO SA	98,417	254
	Cenergy Holdings SA	25,268	240
*	Intralot SA-Integrated Information Systems & Gaming Services	203,783	225
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	208
	Viohalco SA	35,271	198
	Sarantis SA	15,818	189
	Piraeus Port Authority SA	5,988	181
*	Intrakat Technical & Energy Projects SA	32,280	173
	Intracom Holdings SA (Registered)	49,931	150
	Quest Holdings SA	22,944	139
	Athens Water Supply & Sewage Co. SA	17,663	112
	Fourlis Holdings SA	26,150	105
	Autohellas Tourist and Trading SA	6,052	75
	Ellaktor SA	37,343	72
	Ideal Holdings SA	7,133	47
*,3	FF Group	12,862	—
			28,172
Hong Kong (0.5%)
	AIA Group Ltd.	6,875,382	54,263
	Hong Kong Exchanges & Clearing Ltd.	796,024	31,873
	Techtronic Industries Co. Ltd.	814,500	11,782
	Sun Hung Kai Properties Ltd.	878,482	9,512
	CLP Holdings Ltd.	1,032,580	8,771
	CK Hutchison Holdings Ltd.	1,615,391	8,496

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Link REIT	1,572,888	7,329
	BOC Hong Kong Holdings Ltd.	2,206,700	7,204
	Lenovo Group Ltd.	4,874,000	6,427
	Power Assets Holdings Ltd.	890,500	5,932
	Galaxy Entertainment Group Ltd.	1,325,000	5,897
	Hang Seng Bank Ltd.	444,651	5,439
	Hong Kong & China Gas Co. Ltd.	6,788,365	5,258
	CK Asset Holdings Ltd.	1,138,750	4,655
	Jardine Matheson Holdings Ltd.	117,762	4,525
	Shenzhou International Group Holdings Ltd.	483,566	3,734
*	Sands China Ltd.	1,416,400	3,604
[2]	WH Group Ltd.	4,527,758	3,524
	MTR Corp. Ltd.	872,326	3,174
	Hongkong Land Holdings Ltd.	725,300	3,110
	Wharf Real Estate Investment Co. Ltd.	939,600	2,825
	CK Infrastructure Holdings Ltd.	335,500	2,374
[2]	ESR Group Ltd.	1,719,589	2,331
	PRADA SpA	303,300	2,329
	Henderson Land Development Co. Ltd.	696,896	2,235
	SITC International Holdings Co. Ltd.	740,000	2,091
	ASMPT Ltd.	189,822	2,058
	Sino Land Co. Ltd.	1,984,279	1,986
	Swire Pacific Ltd. Class A	231,642	1,940
[2]	Samsonite International SA	820,496	1,928
	Wharf Holdings Ltd.	580,600	1,645
	AAC Technologies Holdings Inc.	407,000	1,644
	PCCW Ltd.	2,466,112	1,354
	Xinyi Glass Holdings Ltd.	1,169,000	1,328
	Swire Properties Ltd.	575,380	1,171
*	HUTCHMED China Ltd.	307,000	1,119
	Bank of East Asia Ltd.	810,672	1,004
[2]	Budweiser Brewing Co. APAC Ltd.	940,900	981
	Orient Overseas International Ltd.	72,000	981
[2]	BOC Aviation Ltd.	121,900	945
	Chow Tai Fook Jewellery Group Ltd.	987,200	935
	Hang Lung Properties Ltd.	977,000	821
	Pacific Basin Shipping Ltd.	2,885,000	795
	Hang Lung Group Ltd.	581,000	760
	Yue Yuen Industrial Holdings Ltd.	361,500	760
*	MMG Ltd.	2,114,163	744
	New World Development Co. Ltd.	738,306	742
	Swire Pacific Ltd. Class B	547,500	739
	United Laboratories International Holdings Ltd.	542,000	736
	VTech Holdings Ltd.	94,600	704
	First Pacific Co. Ltd.	1,234,613	694
	Stella International Holdings Ltd.	361,500	675
	Wynn Macau Ltd.	814,000	642
	Kerry Properties Ltd.	302,500	639
	Man Wah Holdings Ltd.	831,600	604
	MGM China Holdings Ltd.	443,600	576
	Hysan Development Co. Ltd.	348,000	564
	NWS Holdings Ltd.	536,500	553
*	Cowell e Holdings Inc.	171,000	528
[1]	Cathay Pacific Airways Ltd.	502,090	522
	Vitasoy International Holdings Ltd.	450,332	509
*	SJM Holdings Ltd.	1,351,000	465
	Dah Sing Financial Holdings Ltd.	142,144	463
	DFI Retail Group Holdings Ltd.	189,800	450
	Fortune REIT	833,923	435
	Shangri-La Asia Ltd.	577,519	417
*	Shun Tak Holdings Ltd.	4,768,000	411
	Luk Fook Holdings International Ltd.	203,415	390
	CGN Mining Co. Ltd.	1,535,000	385
*	Vobile Group Ltd.	828,000	373
*	Mongolian Mining Corp.	309,000	351
	Johnson Electric Holdings Ltd.	226,750	344
	SmarTone Telecommunications Holdings Ltd.	577,252	314
	Champion REIT	1,323,332	310
*	NagaCorp Ltd.	719,332	296
	Prosperity REIT	1,692,000	283

Total World Stock Index Fund
		Shares	Market Value• ($000)
	IGG Inc.	504,000	267
*	Melco International Development Ltd.	399,000	246
*,1,2	Everest Medicines Ltd.	59,500	241
	HKBN Ltd.	537,189	237
	Sunlight REIT	970,000	233
	China Travel International Investment Hong Kong Ltd.	1,772,000	232
*,2	FIT Hon Teng Ltd.	671,000	226
	Jinchuan Group International Resources Co. Ltd.	2,965,000	214
	Cafe de Coral Holdings Ltd.	186,000	200
*	Super Hi International Holding Ltd.	117,900	194
	CITIC Telecom International Holdings Ltd.	649,500	186
[1]	United Energy Group Ltd.	4,402,000	183
	Nexteer Automotive Group Ltd.	459,000	168
	Giordano International Ltd.	756,000	166
[1]	Value Partners Group Ltd.	688,000	160
*	Realord Group Holdings Ltd.	166,000	158
	VSTECS Holdings Ltd.	272,000	157
	Kerry Logistics Network Ltd.	165,500	155
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	155
	Truly International Holdings Ltd.	976,000	133
	Guotai Junan International Holdings Ltd.	860,000	127
	Huabao International Holdings Ltd.	407,000	123
*,2	CARsgen Therapeutics Holdings Ltd.	186,000	122
*	C-Mer Medical Holdings Ltd.	394,000	116
	Sa Sa International Holdings Ltd.	1,295,995	114
	SUNeVision Holdings Ltd.	228,000	114
	K Wah International Holdings Ltd.	490,000	113
	Theme International Holdings Ltd.	2,250,000	113
	Chow Sang Sang Holdings International Ltd.	135,000	111
	Dah Sing Banking Group Ltd.	113,537	107
	Texhong International Group Ltd.	173,500	94
*	Hong Kong Technology Venture Co. Ltd.	432,530	81
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	70
	CITIC Resources Holdings Ltd.	1,238,000	67
	Far East Consortium International Ltd.	441,100	66
*	Television Broadcasts Ltd.	151,800	63
	LK Technology Holdings Ltd.	156,502	60
*	Powerlong Real Estate Holdings Ltd.	660,000	51
*,2	Fosun Tourism Group	110,200	51
*,2	IMAX China Holding Inc.	47,400	50
	Singamas Container Holdings Ltd.	548,000	49
	Asia Cement China Holdings Corp.	142,500	44
*	OCI International Holdings Ltd.	285,006	18
*	Apollo Future Mobility Group Ltd.	21,169	1
*,3	Convoy Inc.	3,102,000	—
*,3	Long Well International Holdings Ltd.	1,348,000	—
			254,543
Hungary (0.0%)
	OTP Bank Nyrt	142,522	7,096
	Richter Gedeon Nyrt	87,135	2,518
	MOL Hungarian Oil & Gas plc	275,556	1,912
	Magyar Telekom Telecommunications plc	209,897	643
	Opus Global Nyrt	157,282	220
			12,389
Iceland (0.0%)
	Marel HF	321,007	1,354
[2]	Arion Banki HF	910,889	1,046
*	Alvotech SA	44,335	583
	Islandsbanki HF	591,741	544
*	Kvika banki HF	3,643,468	503
	Hagar HF	671,192	465
	Reitir fasteignafelag hf	560,810	398
	Festi HF	154,022	279
	Hampidjan HF	278,398	242
	Vatryggingafelag Islands HF	1,478,358	206
	Sjova-Almennar Tryggingar HF	604,301	202
	Olgerdin Egill Skallagrims HF	1,484,761	186
	Eimskipafelag Islands hf	60,545	160
*	Icelandair Group HF	10,559,372	85

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Siminn HF	884,912	75
			6,328
India (2.3%)
	HDFC Bank Ltd.	3,430,414	70,511
	ICICI Bank Ltd.	2,354,986	36,124
	Infosys Ltd.	1,676,556	34,981
	Tata Consultancy Services Ltd.	629,663	29,617
	Bharti Airtel Ltd. (XNSE)	1,525,660	29,202
*	Reliance Industries Ltd.	1,613,776	25,565
	Reliance Industries Ltd. (XNSE)	1,613,776	25,517
	Axis Bank Ltd.	1,394,154	19,152
	Mahindra & Mahindra Ltd.	557,188	17,993
	Larsen & Toubro Ltd.	410,469	17,632
	Hindustan Unilever Ltd.	540,464	16,227
	Sun Pharmaceutical Industries Ltd.	659,746	14,478
	NTPC Ltd.	2,885,284	13,955
	HCL Technologies Ltd.	643,747	13,470
[2]	Reliance Industries Ltd. GDR	215,065	13,447
	Bajaj Finance Ltd.	153,531	12,541
	Tata Motors Ltd.	1,258,020	12,443
*	Zomato Ltd.	4,185,077	12,007
	Maruti Suzuki India Ltd.	83,936	11,017
	ITC Ltd.	1,828,285	10,607
	Titan Co. Ltd.	251,707	9,750
	Power Grid Corp. of India Ltd.	2,553,805	9,715
	Asian Paints Ltd.	276,018	9,613
[1]	Infosys Ltd. ADR	453,806	9,489
	Trent Ltd.	110,381	9,328
	UltraTech Cement Ltd.	69,360	9,108
	Tata Steel Ltd.	5,036,618	8,852
	Kotak Mahindra Bank Ltd.	421,208	8,647
	Oil & Natural Gas Corp. Ltd.	2,358,956	7,439
	Coal India Ltd.	1,379,792	7,401
*	Jio Financial Services Ltd.	1,923,373	7,357
	Bharat Electronics Ltd.	2,177,666	7,351
	Adani Ports & Special Economic Zone Ltd.	449,866	7,340
	Grasim Industries Ltd.	225,286	7,215
	Tech Mahindra Ltd.	370,331	7,049
	JSW Steel Ltd.	603,710	6,893
	Hindalco Industries Ltd.	836,473	6,787
	Adani Enterprises Ltd.	190,763	6,672
	Shriram Finance Ltd.	171,751	6,377
	Cipla Ltd.	324,400	5,968
	Nestle India Ltd.	219,860	5,913
	Hindustan Aeronautics Ltd.	114,082	5,741
*	Suzlon Energy Ltd.	7,225,840	5,730
	Dr. Reddy's Laboratories Ltd.	367,240	5,555
	State Bank of India GDR (Registered)	56,855	5,482
	Max Healthcare Institute Ltd.	446,915	5,395
	Divi's Laboratories Ltd.	76,673	5,359
*,2	InterGlobe Aviation Ltd.	111,528	5,358
	Vedanta Ltd.	946,172	5,208
[2]	HDFC Life Insurance Co. Ltd.	601,187	5,135
	Apollo Hospitals Enterprise Ltd.	60,430	5,034
	State Bank of India	517,186	5,033
	Varun Beverages Ltd.	703,260	4,999
*	Adani Power Ltd.	707,795	4,970
[2]	SBI Life Insurance Co. Ltd.	257,510	4,958
	Britannia Industries Ltd.	72,473	4,927
	Eicher Motors Ltd.	84,388	4,898
*	Adani Green Energy Ltd.	255,828	4,845
	Bajaj Finserv Ltd.	232,197	4,818
	Power Finance Corp. Ltd.	885,494	4,757
	Bajaj Auto Ltd.	40,597	4,741
	REC Ltd.	761,286	4,700
	Hero MotoCorp Ltd.	79,170	4,681
	Tata Consumer Products Ltd.	391,571	4,659
	Tata Power Co. Ltd.	881,780	4,596
	Bharat Petroleum Corp. Ltd. (XNSE)	1,212,374	4,472

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Siemens Ltd.	53,994	4,467
	TVS Motor Co. Ltd.	144,524	4,278
*,2	Avenue Supermarts Ltd.	91,217	4,257
	Indian Oil Corp. Ltd.	2,494,935	4,205
	Indian Hotels Co. Ltd.	512,628	4,111
	Info Edge India Ltd.	45,677	4,030
*	PB Fintech Ltd.	198,511	4,011
	Persistent Systems Ltd.	62,675	3,991
[1]	Wipro Ltd. ADR	593,802	3,848
	Gail India Ltd.	1,608,647	3,812
[2]	LTIMindtree Ltd.	55,869	3,781
	Lupin Ltd.	145,022	3,763
	Cholamandalam Investment and Finance Co. Ltd.	248,632	3,748
	DLF Ltd.	373,010	3,626
	Dixon Technologies India Ltd.	21,549	3,595
	Samvardhana Motherson International Ltd.	1,638,844	3,511
	Coforge Ltd.	38,823	3,500
	Pidilite Industries Ltd.	90,418	3,376
[2]	ICICI Lombard General Insurance Co. Ltd.	148,405	3,371
	Cummins India Ltd.	80,812	3,352
	Tube Investments of India Ltd.	62,815	3,340
	Godrej Consumer Products Ltd.	218,883	3,335
	Ambuja Cements Ltd.	482,308	3,325
	CG Power & Industrial Solutions Ltd.	390,134	3,258
*	Indus Towers Ltd.	798,268	3,221
	United Spirits Ltd.	181,598	3,125
[2]	HDFC Asset Management Co. Ltd.	60,575	3,091
*	Yes Bank Ltd.	12,391,148	2,991
	Colgate-Palmolive India Ltd.	79,790	2,902
	Havells India Ltd.	147,978	2,880
	ABB India Ltd.	32,023	2,821
	Torrent Power Ltd.	130,335	2,820
	Voltas Ltd.	139,657	2,734
	Aurobindo Pharma Ltd.	163,278	2,706
	Jindal Steel & Power Ltd.	244,942	2,673
*	Adani Energy Solutions Ltd.	228,384	2,640
	JSW Energy Ltd.	324,393	2,615
	Bharat Forge Ltd.	155,879	2,609
	Federal Bank Ltd.	1,066,717	2,580
	PI Industries Ltd.	47,653	2,535
	Embassy Office Parks REIT	532,148	2,499
	Hindustan Petroleum Corp. Ltd.	544,359	2,461
	Shree Cement Ltd.	8,182	2,434
	Marico Ltd.	314,520	2,390
	MRF Ltd.	1,599	2,326
*	Max Financial Services Ltd.	151,864	2,314
	Sundaram Finance Ltd.	40,192	2,297
	Mphasis Ltd.	67,211	2,291
	SRF Ltd.	85,621	2,277
[2]	Macrotech Developers Ltd.	158,670	2,268
	Torrent Pharmaceuticals Ltd.	58,029	2,206
	Dabur India Ltd.	343,729	2,204
	Polycab India Ltd.	28,633	2,196
	Bosch Ltd.	5,243	2,187
	BSE Ltd.	41,237	2,178
	Fortis Healthcare Ltd.	290,036	2,153
	Bharat Heavy Electricals Ltd.	753,850	2,134
	Alkem Laboratories Ltd.	30,509	2,094
*	Godrej Properties Ltd.	61,220	2,084
	Phoenix Mills Ltd.	114,672	2,071
	APL Apollo Tubes Ltd.	114,283	2,064
	UPL Ltd.	313,447	2,061
	Ashok Leyland Ltd.	831,130	2,053
[2]	ICICI Prudential Life Insurance Co. Ltd.	231,548	2,036
*	GMR Airports Infrastructure Ltd.	2,164,337	2,032
[2]	Indian Railway Finance Corp. Ltd.	1,099,821	2,031
[2]	Sona Blw Precision Forgings Ltd.	248,884	2,024
	Rail Vikas Nigam Ltd.	350,695	1,956
*	One 97 Communications Ltd.	214,846	1,930
	Supreme Industries Ltd.	37,866	1,929

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bajaj Holdings & Investment Ltd.	15,833	1,924
	Page Industries Ltd.	3,666	1,879
	Kalyan Jewellers India Ltd.	240,926	1,879
	Glenmark Pharmaceuticals Ltd.	93,013	1,871
	Oil India Ltd.	333,731	1,870
	Petronet LNG Ltd.	473,332	1,868
	Zydus Lifesciences Ltd.	156,374	1,857
	NHPC Ltd.	1,875,482	1,836
	Oracle Financial Services Software Ltd.	14,222	1,835
*	Mankind Pharma Ltd.	57,933	1,833
	Bank of Baroda	614,816	1,828
	Wipro Ltd.	275,757	1,795
	NMDC Ltd.	679,588	1,785
*	FSN E-Commerce Ventures Ltd.	826,531	1,778
	Solar Industries India Ltd.	14,621	1,773
	Indian Railway Catering & Tourism Corp. Ltd.	181,900	1,772
	Tata Elxsi Ltd.	21,240	1,770
*	IDFC First Bank Ltd.	2,234,772	1,746
	Exide Industries Ltd.	320,290	1,733
	Crompton Greaves Consumer Electricals Ltd.	372,844	1,730
	360 One Wam Ltd.	132,047	1,709
	Bharti Airtel Ltd.	115,056	1,646
	Balkrishna Industries Ltd.	48,572	1,635
	Container Corp. of India Ltd.	162,347	1,632
	Blue Star Ltd.	73,376	1,627
	KPIT Technologies Ltd.	98,333	1,623
	Oberoi Realty Ltd.	69,252	1,614
	KEI Industries Ltd.	33,362	1,603
[2]	AU Small Finance Bank Ltd.	218,571	1,589
	Coromandel International Ltd.	78,055	1,546
	Jindal Stainless Ltd. (XNSE)	189,940	1,521
	SBI Cards & Payment Services Ltd.	185,495	1,515
	Jubilant Foodworks Ltd.	221,030	1,510
	Astral Ltd. (XNSE)	71,322	1,499
	Steel Authority of India Ltd.	1,091,903	1,496
	Ipca Laboratories Ltd.	79,184	1,493
	Punjab National Bank	1,278,170	1,485
	Computer Age Management Services Ltd.	27,673	1,458
	Prestige Estates Projects Ltd.	74,609	1,448
	Adani Total Gas Ltd.	168,698	1,439
	Muthoot Finance Ltd.	62,784	1,437
	National Aluminium Co. Ltd.	530,805	1,426
	Tata Chemicals Ltd.	103,115	1,404
	Tata Communications Ltd.	66,520	1,401
	Radico Khaitan Ltd.	49,351	1,396
*	Vodafone Idea Ltd.	14,512,974	1,395
	LIC Housing Finance Ltd.	185,833	1,390
*	Delhivery Ltd.	329,124	1,390
[2]	Laurus Labs Ltd.	234,857	1,370
	ACC Ltd.	49,382	1,359
	Deepak Nitrite Ltd.	43,286	1,355
	GE T&D India Ltd.	63,432	1,335
	Amara Raja Energy & Mobility Ltd.	79,658	1,312
	Union Bank of India Ltd.	942,948	1,308
	Apollo Tyres Ltd.	215,699	1,290
	Canara Bank	1,050,540	1,276
	JK Cement Ltd.	24,553	1,259
	Gujarat Fluorochemicals Ltd.	24,328	1,245
	Angel One Ltd.	34,271	1,237
	Cholamandalam Financial Holdings Ltd.	60,518	1,231
	Patanjali Foods Ltd.	57,476	1,224
	UNO Minda Ltd.	104,975	1,223
	Central Depository Services India Ltd.	66,412	1,217
	Tata Technologies Ltd.	101,646	1,213
	Apar Industries Ltd.	10,059	1,202
	Thermax Ltd.	20,185	1,181
*	Aditya Birla Capital Ltd.	488,490	1,178
	Hindustan Zinc Ltd.	178,130	1,169
*	Suven Pharmaceuticals Ltd.	74,665	1,162
	Linde India Ltd.	12,703	1,153

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cyient Ltd.	52,414	1,140
[2]	Bandhan Bank Ltd.	528,197	1,139
	Indian Bank	161,857	1,139
	Carborundum Universal Ltd.	68,907	1,127
	Mahindra & Mahindra Financial Services Ltd.	347,070	1,113
*	Five-Star Business Finance Ltd.	131,452	1,109
	Dalmia Bharat Ltd.	49,815	1,085
	Indraprastha Gas Ltd.	216,925	1,082
	Multi Commodity Exchange of India Ltd.	14,019	1,082
	IRB Infrastructure Developers Ltd.	1,732,025	1,064
*	Inox Wind Ltd.	402,487	1,063
	Century Textiles & Industries Ltd.	32,386	1,052
	AIA Engineering Ltd.	23,200	1,052
	Piramal Pharma Ltd.	329,458	1,049
	Emami Ltd.	125,311	1,046
	Berger Paints India Ltd.	163,785	1,044
	IIFL Finance Ltd.	200,640	1,041
*	Aditya Birla Fashion and Retail Ltd.	282,736	1,034
	Hitachi Energy India Ltd.	6,293	1,031
	Schaeffler India Ltd.	25,170	1,024
	Biocon Ltd.	270,592	1,015
*	Kaynes Technology India Ltd.	15,689	1,013
	Brigade Enterprises Ltd.	71,580	999
	Elgi Equipments Ltd.	126,598	995
	Himadri Speciality Chemical Ltd.	146,429	995
*,2	Krishna Institute of Medical Sciences Ltd.	153,430	994
	Motilal Oswal Financial Services Ltd.	88,564	984
	Sundram Fasteners Ltd.	61,310	980
*	Indian Renewable Energy Development Agency Ltd.	394,299	977
	Ajanta Pharma Ltd.	26,717	973
	JB Chemicals & Pharmaceuticals Ltd.	40,794	950
[2]	L&T Technology Services Ltd.	16,031	938
	Atul Ltd.	10,044	934
	Natco Pharma Ltd.	56,024	930
[2]	Syngene International Ltd.	89,218	911
	Escorts Kubota Ltd.	20,386	906
	Mazagon Dock Shipbuilders Ltd.	18,722	904
[2]	Aster DM Healthcare Ltd.	171,187	903
	Neuland Laboratories Ltd.	5,162	896
	United Breweries Ltd.	39,043	891
	Great Eastern Shipping Co. Ltd.	58,258	890
	Kalpataru Projects International Ltd.	58,342	883
	CESC Ltd.	394,390	882
*	Reliance Power Ltd.	1,738,160	879
	SKF India Ltd.	14,198	869
	Strides Pharma Science Ltd.	46,763	864
	L&T Finance Holdings Ltd.	495,344	858
*	Global Health Ltd.	65,233	856
*	Amber Enterprises India Ltd.	11,943	855
	Nexus Select Trust	497,786	851
	NCC Ltd.	239,084	846
	Navin Fluorine International Ltd.	21,400	845
	Gujarat State Petronet Ltd.	182,854	844
	Whirlpool of India Ltd.	35,447	837
	Piramal Enterprises Ltd.	66,094	831
[2]	Nippon Life India Asset Management Ltd.	98,912	830
	KEC International Ltd.	70,552	825
	Firstsource Solutions Ltd.	204,149	822
	Lloyds Metals & Energy Ltd.	69,401	800
*	PVR Inox Ltd.	42,786	796
*	Star Health & Allied Insurance Co. Ltd.	132,168	791
	Sonata Software Ltd.	108,866	790
[2]	Dr Lal PathLabs Ltd.	21,318	788
	BASF India Ltd.	8,538	778
	Aegis Logistics Ltd.	80,873	768
	Motherson Sumi Wiring India Ltd.	1,031,347	768
	Grindwell Norton Ltd.	29,168	768
	Concord Biotech Ltd.	35,190	764
[2]	Cochin Shipyard Ltd.	42,991	762
	Poly Medicure Ltd.	22,193	758

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Timken India Ltd.	18,821	757
	Gujarat Gas Ltd.	122,589	756
	HFCL Ltd.	524,693	756
	Housing & Urban Development Corp. Ltd.	294,320	756
	NBCC India Ltd.	656,497	754
	Ratnamani Metals & Tubes Ltd.	17,242	753
	UTI Asset Management Co. Ltd.	46,881	741
	3M India Ltd.	1,726	739
	Aarti Industries Ltd.	122,095	739
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	738
	Kirloskar Oil Engines Ltd.	54,280	738
	Ramco Cements Ltd.	69,931	736
	Redington Ltd.	318,505	734
	Poonawalla Fincorp Ltd.	163,538	725
	Castrol India Ltd.	290,502	723
	Honeywell Automation India Ltd.	1,309	711
*,2	Tejas Networks Ltd.	44,480	707
	Anant Raj Ltd.	80,558	705
	Bank of India	545,811	703
	Kajaria Ceramics Ltd.	48,902	698
*	Reliance Infrastructure Ltd.	209,841	697
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	46,914	696
*	Zee Entertainment Enterprises Ltd.	475,074	687
	Finolex Cables Ltd.	46,951	682
	EID Parry India Ltd.	70,619	675
	Narayana Hrudayalaya Ltd.	44,644	675
	Praj Industries Ltd.	76,620	672
	Godfrey Phillips India Ltd.	8,534	671
	Welspun Corp. Ltd.	77,864	670
*	Godrej Industries Ltd.	54,281	670
	Titagarh Rail System Ltd.	46,065	666
	Ramkrishna Forgings Ltd.	60,770	663
*,2	PNB Housing Finance Ltd. (XNSE)	57,658	659
	CRISIL Ltd.	10,042	653
	Granules India Ltd.	95,895	648
*	Affle India Ltd.	35,569	648
	EIH Ltd.	149,751	646
	Mahanagar Gas Ltd.	37,727	645
	Vedant Fashions Ltd.	38,647	643
	Jubilant Pharmova Ltd.	44,430	639
	Lakshmi Machine Works Ltd.	3,214	635
	Birlasoft Ltd.	97,428	634
	Tata Investment Corp. Ltd.	7,765	634
	Bata India Ltd.	39,350	633
	NLC India Ltd.	207,351	631
	ZF Commercial Vehicle Control Systems India Ltd.	3,669	625
*	Wockhardt Ltd.	43,603	623
	Triveni Turbine Ltd.	75,940	623
	Newgen Software Technologies Ltd.	40,735	619
*	India Cements Ltd.	143,258	618
	Manappuram Finance Ltd.	331,021	616
	Karur Vysya Bank Ltd.	228,490	613
	Finolex Industries Ltd.	169,019	608
	Bombay Burmah Trading Co.	18,422	605
	Zensar Technologies Ltd.	71,738	598
*	Honasa Consumer Ltd.	126,975	594
	Can Fin Homes Ltd.	57,436	591
	Jindal Saw Ltd.	156,942	588
*,2	Eris Lifesciences Ltd.	37,223	584
	Chambal Fertilizers and Chemicals Ltd.	101,353	581
	Bayer CropScience Ltd.	7,372	580
	Balrampur Chini Mills Ltd.	77,901	580
	Sobha Ltd. (XNSE)	30,737	579
	BEML Ltd.	12,006	579
	SJVN Ltd.	430,727	576
	Gillette India Ltd.	4,859	575
	Sumitomo Chemical India Ltd.	84,403	575
	IIFL Securities Ltd.	127,582	574
[2]	Indian Energy Exchange Ltd.	269,891	568
	Bharat Dynamics Ltd.	43,740	562

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	VA Tech Wabag Ltd.	26,739	562
*	Jaiprakash Power Ventures Ltd.	2,587,897	559
*	Equinox India Developments Ltd.	425,000	555
[2]	IndiaMart InterMesh Ltd.	18,644	553
	JSW Infrastructure Ltd.	147,282	549
[2]	RBL Bank Ltd.	273,031	548
*,2	Lemon Tree Hotels Ltd.	391,721	546
	PG Electroplast Ltd.	72,305	545
	Hindustan Copper Ltd.	156,415	544
*	Jai Balaji Industries Ltd.	42,117	542
	Intellect Design Arena Ltd.	62,018	541
	Nuvama Wealth Management Ltd.	6,534	541
	Minda Corp. Ltd.	88,740	541
	City Union Bank Ltd.	259,238	540
	CMS Info Systems Ltd.	84,849	540
[2]	Ujjivan Small Finance Bank Ltd.	1,193,071	539
	Asahi India Glass Ltd.	60,078	534
*	Aavas Financiers Ltd.	26,692	530
[2]	Mindspace Business Parks REIT	119,626	529
	Marksans Pharma Ltd.	154,065	529
	Sammaan Capital Ltd.	308,790	527
	Data Patterns India Ltd.	18,379	526
	Jubilant Ingrevia Ltd.	61,540	523
	Jyothy Labs Ltd.	85,006	523
[2]	PowerGrid Infrastructure Investment Trust	484,992	522
	ITD Cementation India Ltd.	77,776	520
	Sun TV Network Ltd.	57,602	515
	Genus Power Infrastructures Ltd.	104,933	515
*	Devyani International Ltd.	254,261	511
	Swan Energy Ltd.	85,770	507
[2]	Endurance Technologies Ltd.	17,985	506
	KPR Mill Ltd.	45,181	500
	Voltamp Transformers Ltd.	3,630	500
	Zen Technologies Ltd.	22,470	500
	Aptus Value Housing Finance India Ltd.	116,689	494
	Kfin Technologies Ltd.	41,150	488
	Edelweiss Financial Services Ltd.	370,357	481
	Ceat Ltd.	14,384	479
*	Chalet Hotels Ltd.	46,053	476
	HBL Power Systems Ltd.	71,591	476
	Rainbow Children's Medicare Ltd.	24,769	475
*	Sterling and Wilson Renewable	68,064	473
	Nava Ltd.	40,912	466
	LT Foods Ltd.	100,860	466
*	Hindustan Construction Co. Ltd.	965,189	465
	Mastek Ltd.	13,582	465
	Blue Dart Express Ltd.	4,807	465
	Kirloskar Pneumatic Co. Ltd.	23,464	463
[2]	Quess Corp. Ltd.	53,096	454
	JBM Auto Ltd.	23,609	452
	Techno Electric & Engineering Co. Ltd.	24,409	452
	Anand Rathi Wealth Ltd.	9,088	444
	Jupiter Wagons Ltd.	72,009	440
*	Gokaldas Exports Ltd.	41,131	438
	TVS Holdings Ltd.	2,947	437
	eClerx Services Ltd.	12,586	435
	Craftsman Automation Ltd.	7,135	431
	Arvind Ltd.	97,613	429
	Astra Microwave Products Ltd.	45,744	429
	EPL Ltd.	133,127	427
	Shyam Metalics & Energy Ltd.	42,257	425
	Olectra Greentech Ltd.	21,742	423
[2]	ICICI Securities Ltd.	40,951	422
	GHCL Ltd.	59,253	419
	Infibeam Avenues Ltd. (XNSE)	1,207,451	417
	V-Guard Industries Ltd.	80,619	416
	CreditAccess Grameen Ltd.	35,480	413
*	SignatureGlobal India Ltd.	25,529	413
	Kansai Nerolac Paints Ltd.	121,828	411
	Usha Martin Ltd.	81,401	410

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CIE Automotive India Ltd.	69,191	407
	ION Exchange India Ltd.	48,802	407
	Relaxo Footwears Ltd.	44,286	406
*	Raymond Consumer Care Ltd.	15,375	404
[2]	General Insurance Corp. of India	91,871	401
	Electrosteel Castings Ltd.	205,511	400
	Aditya Birla Sun Life Asset Management Co. Ltd.	42,523	400
	Sanofi India Ltd.	4,933	398
[2]	Home First Finance Co. India Ltd.	28,124	394
*	Sapphire Foods India Ltd.	103,005	393
	Mrs Bectors Food Specialities Ltd.	17,314	389
[2]	IRCON International Ltd.	150,234	387
*	Westlife Foodworld Ltd.	42,368	382
	Bank of Maharashtra	586,753	381
*	NMDC Steel Ltd.	674,943	380
	Action Construction Equipment Ltd.	23,855	380
[2]	Sansera Engineering Ltd.	20,991	379
	Century Plyboards India Ltd.	37,259	375
	Raymond Ltd.	19,219	373
	RR Kabel Ltd.	20,803	371
	Elecon Engineering Co. Ltd.	54,502	371
	JM Financial Ltd.	223,256	370
	Supreme Petrochem Ltd.	41,282	370
*	PTC Industries Ltd.	2,576	367
	Bikaji Foods International Ltd.	36,159	365
	IDBI Bank Ltd.	366,011	362
	Capri Global Capital Ltd.	150,232	360
	Jupiter Life Line Hospitals Ltd.	22,591	360
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	356
*	Adani Wilmar Ltd.	86,901	356
	Care Ratings Ltd.	20,479	355
	AstraZeneca Pharma India Ltd.	3,876	351
	Safari Industries India Ltd.	13,246	347
[2]	Metropolis Healthcare Ltd.	13,609	346
	BLS International Services Ltd.	72,612	342
	Godawari Power & Ispat Ltd.	147,400	342
	Engineers India Ltd.	147,079	339
	Gujarat Pipavav Port Ltd.	144,949	339
*	Restaurant Brands Asia Ltd.	315,551	339
	Alembic Pharmaceuticals Ltd.	25,190	337
[2]	Equitas Small Finance Bank Ltd.	407,119	337
	Garden Reach Shipbuilders & Engineers Ltd.	17,613	337
	Vardhman Textiles Ltd.	60,171	336
	JK Tyre & Industries Ltd.	71,530	336
	DCM Shriram Ltd.	26,845	334
	Vesuvius India Ltd.	5,296	332
*	Schneider Electric Infrastructure Ltd.	35,880	331
	HEG Ltd.	64,425	331
	Tanla Platforms Ltd.	37,034	330
	Vinati Organics Ltd.	14,035	329
	Texmaco Rail & Engineering Ltd.	125,174	329
	Pfizer Ltd.	5,418	328
	Fine Organic Industries Ltd.	5,648	326
	Cera Sanitaryware Ltd.	3,753	320
*	Nazara Technologies Ltd.	28,380	318
*	Just Dial Ltd.	23,479	316
	CCL Products India Ltd.	39,319	316
	Chennai Petroleum Corp. Ltd.	41,434	314
*	Nuvoco Vistas Corp. Ltd.	74,717	313
	AurionPro Solutions Ltd.	15,938	311
	JK Lakshmi Cement Ltd.	32,258	310
	Akzo Nobel India Ltd.	5,907	309
*	Medplus Health Services Ltd.	38,784	307
*	Rategain Travel Technologies Ltd.	34,272	306
	Garware Technical Fibres Ltd.	6,316	303
	Route Mobile Ltd.	16,654	301
	Rallis India Ltd.	74,494	300
	Clean Science & Technology Ltd.	16,468	299
[2]	KPI Green Energy Ltd.	32,540	299
*	TVS Supply Chain Solutions Ltd.	133,257	298

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Balaji Amines Ltd.	11,748	296
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	295
	Welspun India Ltd.	163,043	294
	VIP Industries Ltd.	51,550	292
	NIIT Learning Systems Ltd.	56,349	292
	Arvind Fashions Ltd.	43,446	292
*	Sanofi Consumer Healthcare India Ltd.	4,933	289
	RITES Ltd.	80,897	288
	Happiest Minds Technologies Ltd.	31,684	287
	Metro Brands Ltd.	20,079	286
*	RattanIndia Power Ltd.	1,646,457	281
*	IFCI Ltd.	409,822	280
	Zydus Wellness Ltd.	12,043	279
	Trident Ltd.	679,166	279
	Suprajit Engineering Ltd.	45,808	279
	GMM Pfaudler Ltd.	16,739	278
[2]	New India Assurance Co. Ltd.	118,334	275
	Tamilnad Mercantile Bank Ltd.	51,470	275
*	Sterlite Technologies Ltd.	194,762	273
*	V-Mart Retail Ltd.	5,403	273
	Procter & Gamble Health Ltd.	4,346	271
	KNR Constructions Ltd.	76,589	270
	Rhi Magnesita India Ltd.	37,741	265
	Cello World Ltd.	26,752	263
	Railtel Corp. of India Ltd.	52,839	263
	Rain Industries Ltd.	136,140	261
	PTC India Ltd.	121,115	261
	NOCIL Ltd.	76,124	260
*	Rajesh Exports Ltd.	83,961	257
	Jammu & Kashmir Bank Ltd.	216,079	257
*	Central Bank of India Ltd.	373,305	256
	Karnataka Bank Ltd.	98,208	253
	Sudarshan Chemical Industries Ltd.	20,049	249
	Syrma SGS Technology Ltd.	40,235	246
	Archean Chemical Industries Ltd.	31,677	243
	KSB Ltd.	25,540	243
*	Tata Teleservices Maharashtra Ltd.	277,414	241
	DCB Bank Ltd.	163,334	238
	Bajaj Electricals Ltd.	22,908	237
	Thomas Cook India Ltd.	100,656	232
*	TeamLease Services Ltd.	6,983	231
	Mahindra Lifespace Developers Ltd.	39,289	230
	South Indian Bank Ltd.	787,710	229
	Graphite India Ltd.	36,497	229
	PNC Infratech Ltd.	59,998	226
	TTK Prestige Ltd.	22,000	226
	Saregama India Ltd.	35,469	226
	Shipping Corp. of India Ltd.	87,101	223
[2]	Godrej Agrovet Ltd.	25,053	213
	Orient Electric Ltd.	70,738	208
*	G R Infraprojects Ltd.	10,872	208
	Avanti Feeds Ltd.	29,194	204
[2]	IRB InvIT Fund	279,757	203
	Polyplex Corp. Ltd.	14,964	203
	Paisalo Digital Ltd.	370,757	203
*	Sheela Foam Ltd.	20,446	202
*	MTAR Technologies Ltd.	10,067	199
	Maharashtra Seamless Ltd.	26,258	195
*	Shree Renuka Sugars Ltd.	381,665	194
*	Borosil Renewables Ltd.	36,359	192
	JK Paper Ltd.	35,100	192
*	Alok Industries Ltd.	698,351	186
*	Chemplast Sanmar Ltd.	32,661	186
	Gateway Distriparks Ltd.	168,614	176
	Mangalore Refinery & Petrochemicals Ltd.	97,251	171
	Galaxy Surfactants Ltd.	4,894	170
	Birla Corp. Ltd.	12,063	167
[2]	Dilip Buildcon Ltd.	24,359	145
*	Campus Activewear Ltd.	41,160	144
	Alkyl Amines Chemicals Ltd.	5,678	141

Total World Stock Index Fund
		Shares	Market Value• ($000)
	KRBL Ltd.	37,104	129
	Symphony Ltd.	6,918	128
	Allcargo Logistics Ltd.	177,663	119
	Bajaj Consumer Care Ltd.	41,473	113
*	Network18 Media & Investments Ltd.	109,669	113
	Kaveri Seed Co. Ltd.	9,329	101
*	Dhani Services Ltd.	139,298	95
*,3	Brightcom Group Ltd.	961,390	92
	Vaibhav Global Ltd.	25,010	88
*	Sun Pharma Advanced Research Co. Ltd.	32,065	82
	Vakrangee Ltd.	236,119	74
	NIIT Ltd.	40,043	73
*,3	Odigma Consultancy Solutions	13,566	21
			1,220,747
Indonesia (0.2%)
	Bank Central Asia Tbk PT	33,746,620	22,002
	Bank Rakyat Indonesia Persero Tbk PT	43,348,242	13,215
	Bank Mandiri Persero Tbk PT	27,052,664	11,484
	Telkom Indonesia Persero Tbk PT	28,353,340	5,068
*	Amman Mineral Internasional PT	7,615,400	4,438
	Astra International Tbk PT	11,797,130	3,830
	Bank Negara Indonesia Persero Tbk PT	8,889,260	2,965
*	GoTo Gojek Tokopedia Tbk PT	633,729,900	2,735
	Sumber Alfaria Trijaya Tbk PT	11,386,900	2,405
*	Merdeka Copper Gold Tbk PT	10,711,400	1,656
	Adaro Energy Indonesia Tbk PT	6,972,400	1,605
*	Bumi Resources Minerals Tbk PT	66,721,482	1,560
	Charoen Pokphand Indonesia Tbk PT	4,620,000	1,547
	United Tractors Tbk PT	853,760	1,490
	Kalbe Farma Tbk PT	11,495,200	1,184
	Indofood Sukses Makmur Tbk PT	2,391,500	1,157
	Indofood CBP Sukses Makmur Tbk PT	1,249,200	980
	Barito Pacific Tbk PT	15,410,777	976
*	Bumi Resources Tbk PT	93,363,165	826
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,471,600	756
	Siloam International Hospitals Tbk PT	2,576,600	617
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	604
	Indosat Tbk PT	3,501,600	557
*	Bank Jago Tbk PT	3,083,500	556
	Sarana Menara Nusantara Tbk PT	10,600,800	540
	Perusahaan Gas Negara Persero Tbk PT	5,370,300	535
	Semen Indonesia Persero Tbk PT	2,056,694	517
	Japfa Comfeed Indonesia Tbk PT	4,297,000	501
	Aneka Tambang Tbk	4,856,300	494
*	Petrindo Jaya Kreasi Tbk PT	1,001,600	485
	LEG Immobilien SE	2,461,181	474
	Elang Mahkota Teknologi Tbk PT	14,286,300	464
	Dayamitra Telekomunikasi PT	11,275,900	452
	Unilever Indonesia Tbk PT	3,601,300	451
*	Bumi Serpong Damai Tbk PT	5,776,200	448
	Pakuwon Jati Tbk PT	14,553,500	443
	Ciputra Development Tbk PT	4,964,830	424
	Map Aktif Adiperkasa PT	5,841,700	404
	Medco Energi Internasional Tbk PT	4,933,581	402
	Mitra Adiperkasa Tbk PT	3,978,800	400
	Indocement Tunggal Prakarsa Tbk PT	871,700	399
	Mayora Indah Tbk PT	2,290,500	379
*	Panin Financial Tbk PT	12,408,800	376
	Bukit Asam Tbk PT	1,937,900	365
	AKR Corporindo Tbk PT	4,222,200	363
*	Adaro Minerals Indonesia Tbk PT	4,050,900	361
	Indo Tambangraya Megah Tbk PT	221,200	353
	Jasa Marga Persero Tbk PT	1,144,417	353
	Tower Bersama Infrastructure Tbk PT	2,882,359	349
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	347
	Summarecon Agung Tbk PT	8,115,166	346
	Surya Esa Perkasa Tbk PT	5,478,700	344
	XL Axiata Tbk PT	2,360,946	338
	Cisarua Mountain Dairy Tbk PT	925,800	336

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Gudang Garam Tbk PT	330,600	296
	Bank Tabungan Negara Persero Tbk PT	3,224,980	288
*	Vale Indonesia Tbk PT	1,180,144	287
	Avia Avian Tbk PT	9,290,900	283
*	Bukalapak.com PT Tbk	33,476,000	272
	BFI Finance Indonesia Tbk PT	4,032,300	254
*	Bank Pan Indonesia Tbk PT	2,092,200	253
	Trimegah Bangun Persada Tbk PT	4,237,600	243
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	216
	Matahari Department Store Tbk PT	2,042,500	200
*	MNC Digital Entertainment Tbk PT	1,877,155	155
*	Lippo Karawaci Tbk PT	19,524,292	153
	Bank BTPN Syariah Tbk PT	1,919,700	130
*	Media Nusantara Citra Tbk PT	6,116,100	128
*	Global Mediacom Tbk PT	8,690,900	123
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	121
*,3	Waskita Karya Persero Tbk PT	9,251,808	119
*	Timah Tbk PT	1,216,300	101
	Surya Citra Media Tbk PT	11,298,100	99
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	76
	Astra Agro Lestari Tbk PT	170,855	74
*	Bank Neo Commerce Tbk PT	4,158,400	70
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	56
	Bank Danamon Indonesia Tbk PT	189,500	31
			100,684
Ireland (0.1%)
	TE Connectivity plc	186,996	27,567
	Kerry Group plc Class A	91,394	9,128
	Kingspan Group plc	95,875	8,466
	AIB Group plc	1,089,927	5,843
	Bank of Ireland Group plc	626,087	5,803
	Glanbia plc (XDUB)	101,048	1,681
	Dalata Hotel Group plc	120,798	567
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			59,055
Israel (0.2%)
*	Teva Pharmaceutical Industries Ltd.	702,212	12,922
	Bank Leumi Le-Israel BM	965,134	9,805
	Bank Hapoalim BM	831,080	8,659
*	Nice Ltd.	40,070	6,963
	Israel Discount Bank Ltd. Class A	732,320	4,305
	Mizrahi Tefahot Bank Ltd.	80,578	3,322
*	Nova Ltd.	17,661	3,321
	Elbit Systems Ltd.	14,144	3,240
*	Tower Semiconductor Ltd.	66,458	2,803
	ICL Group Ltd.	460,277	1,890
	Azrieli Group Ltd.	22,234	1,697
	First International Bank of Israel Ltd.	36,940	1,639
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,122,558	1,439
	Camtek Ltd.	16,593	1,316
	Shufersal Ltd.	148,318	1,313
*	Big Shopping Centers Ltd.	10,525	1,258
*	Enlight Renewable Energy Ltd.	64,635	1,026
	Phoenix Financial Ltd.	88,122	1,022
	Melisron Ltd.	12,802	1,015
	Alony Hetz Properties & Investments Ltd.	116,065	938
	Mivne Real Estate KD Ltd.	339,594	926
	Paz Oil Co. Ltd.	7,844	888
*	OPC Energy Ltd.	99,637	807
*	Clal Insurance Enterprises Holdings Ltd.	36,645	702
	Amot Investments Ltd.	126,574	616
	Sapiens International Corp. NV	16,420	615
	Harel Insurance Investments & Financial Services Ltd.	57,896	604
*	Shapir Engineering and Industry Ltd.	91,917	603
*	Airport City Ltd.	37,952	577
	Tel Aviv Stock Exchange Ltd.	55,680	558
	Delek Group Ltd.	4,481	528
	Energix-Renewable Energies Ltd.	140,935	490
*	Shikun & Binui Ltd.	177,799	471

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kenon Holdings Ltd.	16,357	466
	Strauss Group Ltd.	27,341	461
	REIT 1 Ltd.	101,213	460
*	Equital Ltd.	12,512	452
	Israel Corp. Ltd.	2,043	446
	Formula Systems 1985 Ltd.	5,169	443
	Migdal Insurance & Financial Holdings Ltd.	263,851	429
*	Fattal Holdings 1998 Ltd.	3,383	426
	FIBI Holdings Ltd.	9,088	425
*	Bet Shemesh Engines Holdings 1997 Ltd.	5,313	421
*	Priortech Ltd.	9,658	414
	Electra Ltd.	897	408
	Israel Canada T.R Ltd.	100,438	376
	Hilan Ltd.	6,811	373
	YH Dimri Construction & Development Ltd.	4,239	370
	Isracard Ltd.	92,515	358
	Matrix IT Ltd.	17,238	346
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	346
	Fox Wizel Ltd.	4,705	345
	Oil Refineries Ltd.	1,298,336	331
	Next Vision Stabilized Systems Ltd.	28,778	327
	Summit Real Estate Holdings Ltd.	20,728	319
	Menora Mivtachim Holdings Ltd.	9,950	310
*	Ashtrom Group Ltd.	20,230	309
*	Partner Communications Co. Ltd.	72,295	307
	Danel Adir Yeoshua Ltd.	3,008	301
	Mega Or Holdings Ltd.	10,570	296
	One Software Technologies Ltd.	19,326	285
*	OY Nofar Energy Ltd.	11,945	278
*	Cellcom Israel Ltd.	51,535	243
	Sella Capital Real Estate Ltd.	112,637	238
	Delta Galil Ltd.	5,243	234
*	Perion Network Ltd.	25,241	205
	G City Ltd.	45,132	168
*	Delek Automotive Systems Ltd.	26,913	167
*	AFI Properties Ltd.	3,182	152
	Elco Ltd.	4,366	134
	AudioCodes Ltd.	13,457	125
	Gav-Yam Lands Corp. Ltd.	13,562	112
*	Kamada Ltd.	16,638	96
	IDI Insurance Co. Ltd.	2,463	84
			91,064
Italy (0.7%)
	UniCredit SpA	968,812	42,859
	Intesa Sanpaolo SpA	9,712,025	41,568
	Enel SpA	4,730,529	35,877
	Ferrari NV	71,629	34,194
	Generali	760,762	21,093
	Eni SpA	1,376,186	20,964
	Stellantis NV	1,256,187	17,213
	Prysmian SpA	176,636	12,466
	Moncler SpA	139,754	7,764
	Terna - Rete Elettrica Nazionale	853,504	7,393
	Snam SpA	1,375,296	6,607
	Leonardo SpA	254,342	6,062
	FinecoBank Banca Fineco SpA	379,226	6,054
	Banco BPM SpA	825,757	5,570
	Mediobanca Banca di Credito Finanziario SpA	326,230	5,382
	BPER Banca SpA	638,117	3,885
[2]	Poste Italiane SpA	267,572	3,762
	Recordati Industria Chimica e Farmaceutica SpA	57,804	3,280
	Unipol Gruppo SpA	254,480	3,163
	Tenaris SA	187,395	3,087
*,2	Nexi SpA	485,972	3,072
	Banca Monte dei Paschi di Siena SpA	544,580	2,989
[2]	Infrastrutture Wireless Italiane SpA	207,133	2,335
	Reply SpA	14,467	2,206
	Amplifon SpA	77,099	2,154
	Interpump Group SpA	48,125	2,138

Total World Stock Index Fund
		Shares	Market Value• ($000)
	A2A SpA	899,938	2,057
	Davide Campari-Milano NV	299,687	2,012
	Brunello Cucinelli SpA	20,285	2,007
	Buzzi SpA	50,592	1,982
*	Saipem SpA	824,754	1,961
	Italgas SpA	293,298	1,799
	Hera SpA	458,401	1,754
	Banca Mediolanum SpA	137,953	1,705
*	Telecom Italia SpA (MTAA)	6,279,446	1,591
	Banca Popolare di Sondrio SpA	203,897	1,521
	Azimut Holding SpA	59,884	1,481
[2]	Pirelli & C SpA	262,262	1,433
	DiaSorin SpA	12,940	1,405
	Banca Generali SpA	31,446	1,394
	Tenaris SA ADR	41,830	1,375
	De' Longhi SpA	41,689	1,303
	Iveco Group NV	114,795	1,193
[2]	BFF Bank SpA	104,952	1,025
	Brembo NV	92,593	972
	Iren SpA	407,360	882
	SOL SpA	21,228	823
[2]	Technogym SpA	75,176	810
	Lottomatica Group SpA	62,784	784
	Webuild SpA (MTAA)	262,151	743
	ERG SpA	32,477	729
[2]	Enav SpA	156,225	662
	Maire SpA	87,046	657
[2]	Anima Holding SpA	108,107	655
*	Technoprobe SpA	94,541	642
	Tamburi Investment Partners SpA	62,453	587
[2]	Carel Industries SpA	27,743	570
	MFE-MediaForEurope NV Class A	154,765	506
	Intercos SpA	30,207	485
	Credito Emiliano SpA	42,857	463
	ACEA SpA	22,675	430
	Sesa SpA	4,305	374
[2]	RAI Way SpA	63,457	364
	Salcef Group SpA	12,297	346
	Moltiply Group SpA	8,773	326
	Banca IFIS SpA	13,418	322
	El.En. SpA	29,464	319
	Sanlorenzo SpA	8,234	310
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	307
	Cementir Holding NV	26,273	273
*	Fincantieri SpA	48,370	270
*,2	GVS SpA	39,763	266
	Salvatore Ferragamo SpA	38,396	256
*,1	Juventus Football Club SpA	90,263	241
	Ariston Holding NV	56,751	239
	Italmobiliare SpA	7,863	237
	Piaggio & C SpA	90,492	218
	Arnoldo Mondadori Editore SpA	74,965	199
	MARR SpA	13,886	162
	Zignago Vetro SpA	13,478	154
	MFE-MediaForEurope NV Class B	20,801	96
	Tinexta SpA	7,571	89
	Alerion Cleanpower SpA	3,159	53
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	33
			348,989
Japan (5.6%)
	Toyota Motor Corp.	7,244,440	124,825
	Mitsubishi UFJ Financial Group Inc.	6,903,460	72,764
	Hitachi Ltd.	2,710,460	68,100
	Sony Group Corp.	3,662,800	64,456
	Keyence Corp.	119,632	54,003
	Recruit Holdings Co. Ltd.	818,727	49,994
	Sumitomo Mitsui Financial Group Inc.	2,280,644	48,383
	Mitsubishi Corp.	2,442,700	44,687
	Shin-Etsu Chemical Co. Ltd.	1,166,180	42,733

Total World Stock Index Fund
	Shares	Market Value• ($000)
Tokio Marine Holdings Inc.	1,163,056	41,889
ITOCHU Corp.	824,428	40,783
Tokyo Electron Ltd.	267,900	39,422
Daiichi Sankyo Co. Ltd.	1,148,700	37,388
Mitsui & Co. Ltd.	1,781,200	36,314
SoftBank Group Corp.	599,340	35,732
Fast Retailing Co. Ltd.	111,100	35,521
Nintendo Co. Ltd.	634,360	33,509
Mizuho Financial Group Inc.	1,551,210	32,220
Honda Motor Co. Ltd.	2,911,623	29,283
Hoya Corp.	214,351	28,679
KDDI Corp.	914,600	28,517
Takeda Pharmaceutical Co. Ltd.	946,339	26,404
Advantest Corp.	450,556	26,087
Mitsubishi Heavy Industries Ltd.	1,817,770	25,661
Mitsubishi Electric Corp.	1,193,940	21,004
Softbank Corp.	16,509,130	20,783
Seven & i Holdings Co. Ltd.	1,404,100	20,219
Japan Tobacco Inc.	719,782	20,094
Daikin Industries Ltd.	164,063	19,697
Fujitsu Ltd.	993,500	19,101
Chugai Pharmaceutical Co. Ltd.	397,600	18,918
Canon Inc.	560,700	18,237
MS&AD Insurance Group Holdings Inc.	816,368	18,058
Otsuka Holdings Co. Ltd.	297,600	17,978
Murata Manufacturing Co. Ltd.	1,028,022	17,961
Denso Corp.	1,253,300	17,801
FUJIFILM Holdings Corp.	703,900	16,745
Terumo Corp.	873,956	16,645
Nippon Telegraph & Telephone Corp.	17,046,500	16,447
Oriental Land Co. Ltd.	656,900	15,875
FANUC Corp.	583,355	15,477
Marubeni Corp.	985,528	14,733
Komatsu Ltd.	563,150	14,577
Disco Corp.	51,000	14,511
SMC Corp.	33,500	14,222
ORIX Corp.	670,360	14,124
Dai-ichi Life Holdings Inc.	562,600	14,026
Mitsui Fudosan Co. Ltd.	1,639,100	13,985
NEC Corp.	159,900	13,606
Sumitomo Corp.	626,100	13,208
East Japan Railway Co.	656,515	13,186
TDK Corp.	1,097,600	12,903
Astellas Pharma Inc.	1,096,400	12,837
Nidec Corp.	637,992	12,709
Renesas Electronics Corp.	926,323	12,411
Kao Corp.	276,648	12,193
Bridgestone Corp.	338,904	12,077
Olympus Corp.	684,100	12,042
Sompo Holdings Inc.	561,025	12,028
Central Japan Railway Co.	556,895	11,533
Ajinomoto Co. Inc.	294,800	11,325
Suzuki Motor Corp.	1,100,084	10,916
Aeon Co. Ltd.	442,900	10,852
Japan Post Holdings Co. Ltd.	1,173,852	10,830
Daiwa House Industry Co. Ltd.	363,000	10,828
Panasonic Holdings Corp.	1,274,559	10,490
Asahi Group Holdings Ltd.	858,256	10,304
Mitsubishi Estate Co. Ltd.	679,991	10,056
Nippon Steel Corp.	501,258	10,030
Sumitomo Mitsui Trust Holdings Inc.	431,792	9,469
Resona Holdings Inc.	1,379,189	9,100
Nippon Yusen KK	270,000	9,039
ENEOS Holdings Inc.	1,778,107	8,970
Nomura Holdings Inc.	1,727,200	8,857
Secom Co. Ltd.	246,374	8,762
Sekisui House Ltd.	334,600	8,081
Japan Post Bank Co. Ltd.	882,936	7,886
Sumitomo Realty & Development Co. Ltd.	259,946	7,711
Kubota Corp.	601,800	7,689

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kyocera Corp.	756,400	7,671
	Nomura Research Institute Ltd.	255,669	7,648
	Unicharm Corp.	236,000	7,610
	Japan Exchange Group Inc.	641,800	7,523
	Bandai Namco Holdings Inc.	356,300	7,470
	Kansai Electric Power Co. Inc.	449,400	7,207
	Mitsui OSK Lines Ltd.	210,917	7,181
	Sumitomo Electric Industries Ltd.	464,300	7,142
	Asics Corp.	407,000	7,109
	Nitto Denko Corp.	431,000	7,092
	Inpex Corp.	537,300	7,083
	Lasertec Corp.	51,900	7,043
	Kirin Holdings Co. Ltd.	473,200	6,967
	Toyota Tsusho Corp.	406,900	6,917
	Toyota Industries Corp.	98,500	6,828
	Subaru Corp.	379,400	6,776
	Shimano Inc.	45,100	6,626
	Obic Co. Ltd.	199,500	6,519
	Sysmex Corp.	345,702	6,414
	Kikkoman Corp.	545,850	6,404
	NTT Data Group Corp.	403,400	6,382
	Shionogi & Co. Ltd.	440,100	6,286
	Pan Pacific International Holdings Corp.	244,900	6,076
	Fujikura Ltd.	160,900	5,914
	Nitori Holdings Co. Ltd.	45,400	5,782
	Daiwa Securities Group Inc.	821,100	5,372
	Asahi Kasei Corp.	777,700	5,365
	Eisai Co. Ltd.	158,200	5,360
	Konami Group Corp.	58,000	5,316
	Tokyo Gas Co. Ltd.	210,700	5,199
	Shiseido Co. Ltd.	240,800	5,198
	Obayashi Corp.	417,500	5,118
	Toray Industries Inc.	937,700	5,099
*	Rakuten Group Inc.	853,300	5,093
	T&D Holdings Inc.	312,700	4,991
	Idemitsu Kosan Co. Ltd.	732,070	4,991
	West Japan Railway Co.	280,664	4,988
	Osaka Gas Co. Ltd.	229,300	4,914
	Kajima Corp.	279,800	4,820
	Yamaha Motor Co. Ltd.	551,000	4,816
	Shimadzu Corp.	162,800	4,802
	TOPPAN Holdings Inc.	162,700	4,759
	Isuzu Motors Ltd.	367,320	4,750
	Makita Corp.	145,100	4,738
	Dentsu Group Inc.	152,249	4,700
	Dai Nippon Printing Co. Ltd.	269,800	4,683
	Chubu Electric Power Co. Inc.	405,770	4,664
	Yaskawa Electric Corp.	159,663	4,576
	Nippon Paint Holdings Co. Ltd.	586,653	4,490
	Nexon Co. Ltd.	253,724	4,398
	Minebea Mitsumi Inc.	245,284	4,318
	Mitsubishi Chemical Group Corp.	798,884	4,311
	JFE Holdings Inc.	357,900	4,309
	LY Corp.	1,577,300	4,303
	Omron Corp.	108,800	4,296
	Taisei Corp.	100,699	4,241
	Capcom Co. Ltd.	214,100	4,237
	Ebara Corp.	279,600	4,202
	Trend Micro Inc.	78,800	4,123
	IHI Corp.	77,400	4,121
	Daito Trust Construction Co. Ltd.	36,552	4,039
	Fuji Electric Co. Ltd.	76,977	3,920
	Nippon Building Fund Inc.	4,535	3,890
	Sumitomo Metal Mining Co. Ltd.	138,800	3,838
	Yakult Honsha Co. Ltd.	174,176	3,785
	Tokyu Corp.	306,200	3,775
	Nippon Sanso Holdings Corp.	108,600	3,770
*	Tokyo Electric Power Co. Holdings Inc.	922,100	3,724
	Ricoh Co. Ltd.	331,500	3,591
	MEIJI Holdings Co. Ltd.	149,268	3,482

Total World Stock Index Fund
		Shares	Market Value• ($000)
	SBI Holdings Inc.	158,240	3,475
	Kawasaki Kisen Kaisha Ltd.	251,391	3,473
	Hankyu Hanshin Holdings Inc.	125,500	3,412
	Kawasaki Heavy Industries Ltd.	88,800	3,400
	Sekisui Chemical Co. Ltd.	237,100	3,346
	TIS Inc.	131,900	3,289
	Ono Pharmaceutical Co. Ltd.	262,900	3,284
	Nissin Foods Holdings Co. Ltd.	121,100	3,261
	Mitsubishi HC Capital Inc. (XTKS)	484,450	3,244
	Sumitomo Forestry Co. Ltd.	83,200	3,205
	Toyo Suisan Kaisha Ltd.	54,400	3,196
	Concordia Financial Group Ltd.	643,079	3,185
	SCREEN Holdings Co. Ltd.	49,600	3,166
	Daifuku Co. Ltd.	166,500	3,130
	Sanwa Holdings Corp.	121,400	3,076
	Niterra Co. Ltd.	108,400	3,072
	AGC Inc.	99,800	3,058
	Yokogawa Electric Corp.	137,900	3,057
	Isetan Mitsukoshi Holdings Ltd.	203,200	3,024
	Hikari Tsushin Inc.	14,700	2,967
	MatsukiyoCocokara & Co.	216,440	2,947
	Sanrio Co. Ltd.	107,476	2,916
	Chiba Bank Ltd.	395,600	2,887
	Japan Real Estate Investment Corp.	790	2,874
	Aisin Corp.	275,100	2,860
	Kyushu Electric Power Co. Inc.	255,200	2,858
	Tohoku Electric Power Co. Inc.	290,300	2,848
	Nissan Motor Co. Ltd.	1,044,901	2,784
	Seibu Holdings Inc.	124,688	2,784
	Seiko Epson Corp.	150,600	2,737
	Sojitz Corp.	133,259	2,723
	Brother Industries Ltd.	138,800	2,703
	Zensho Holdings Co. Ltd.	53,800	2,699
	MISUMI Group Inc.	164,600	2,679
	Otsuka Corp.	117,800	2,644
	BayCurrent Inc.	80,570	2,618
	M3 Inc.	253,338	2,604
	Rohto Pharmaceutical Co. Ltd.	115,300	2,593
	Kuraray Co. Ltd.	191,300	2,592
	Nissan Chemical Corp.	75,500	2,550
	Hoshizaki Corp.	77,564	2,549
	SG Holdings Co. Ltd.	248,700	2,494
	Japan Metropolitan Fund Investment	4,050	2,486
	Resonac Holdings Corp.	104,088	2,476
	Suntory Beverage & Food Ltd.	73,300	2,473
	Kintetsu Group Holdings Co. Ltd.	106,300	2,471
	Kurita Water Industries Ltd.	65,500	2,457
	TOTO Ltd.	87,900	2,452
	Nomura Real Estate Master Fund Inc.	2,576	2,432
[1]	KDX Realty Investment Corp.	2,557	2,432
	Kyoto Financial Group Inc.	164,000	2,407
	Toho Co. Ltd.	62,800	2,398
	Mazda Motor Corp.	335,900	2,375
	GLP J-Reit	2,700	2,374
	Sumitomo Chemical Co. Ltd.	878,292	2,345
	Nippon Prologis REIT Inc.	1,433	2,306
	Kyowa Kirin Co. Ltd.	139,400	2,298
	Ryohin Keikaku Co. Ltd.	140,170	2,294
	Mitsui Chemicals Inc.	99,700	2,278
	Azbil Corp.	291,200	2,264
	Shizuoka Financial Group Inc.	279,900	2,233
	Kyushu Railway Co.	84,424	2,221
	Hulic Co. Ltd.	239,771	2,220
	Tokyu Fudosan Holdings Corp.	352,186	2,198
	Shimizu Corp.	331,500	2,196
	NIPPON EXPRESS HOLDINGS Inc.	44,500	2,194
	Fuji Soft Inc.	35,500	2,174
	Santen Pharmaceutical Co. Ltd.	181,800	2,174
	Keisei Electric Railway Co. Ltd.	83,200	2,165
	Nikon Corp.	173,800	2,153

Total World Stock Index Fund
		Shares	Market Value• ($000)
	McDonald's Holdings Co. Japan Ltd.	50,700	2,149
	Fukuoka Financial Group Inc.	93,664	2,137
	NOF Corp.	130,800	2,125
	Kobe Steel Ltd.	196,000	2,112
	MonotaRO Co. Ltd.	139,144	2,099
	Mitsubishi Gas Chemical Co. Inc.	120,300	2,091
	Mebuki Financial Group Inc.	556,150	2,080
	Credit Saison Co. Ltd.	92,400	2,078
	ZOZO Inc.	64,100	2,078
	Rohm Co. Ltd.	188,400	2,077
	Ibiden Co. Ltd.	64,400	2,046
	Yamaha Corp.	252,900	2,042
	Hirose Electric Co. Ltd.	17,121	2,038
[1]	Kobe Bussan Co. Ltd.	83,100	2,038
	Daiwa House REIT Investment Corp.	1,335	2,033
	USS Co. Ltd.	238,300	1,996
	Socionext Inc.	106,100	1,975
	Oji Holdings Corp.	526,400	1,957
	Odakyu Electric Railway Co. Ltd.	186,100	1,953
	NH Foods Ltd.	56,300	1,950
	Hamamatsu Photonics KK	146,400	1,936
	Skylark Holdings Co. Ltd.	124,647	1,931
	Tosoh Corp.	154,790	1,923
	Lixil Corp.	163,500	1,919
	Cosmo Energy Holdings Co. Ltd.	38,852	1,918
	Tobu Railway Co. Ltd.	118,300	1,914
	SUMCO Corp.	199,326	1,906
	Square Enix Holdings Co. Ltd.	48,400	1,890
	Oracle Corp. Japan	19,700	1,885
	Invincible Investment Corp.	4,575	1,863
	Haseko Corp.	153,000	1,849
	Nisshin Seifun Group Inc.	157,620	1,840
	Asahi Intecc Co. Ltd.	113,800	1,823
	Yamato Holdings Co. Ltd.	171,500	1,819
	Sapporo Holdings Ltd.	37,500	1,800
	Japan Post Insurance Co. Ltd.	108,478	1,788
	Medipal Holdings Corp.	112,000	1,774
	Kansai Paint Co. Ltd.	108,700	1,770
	Marui Group Co. Ltd.	111,400	1,749
	Tokyo Tatemono Co. Ltd.	107,100	1,749
	Amada Co. Ltd.	177,400	1,748
	NGK Insulators Ltd.	141,000	1,737
	Persol Holdings Co. Ltd.	1,031,400	1,732
	ANA Holdings Inc.	87,230	1,718
	Open House Group Co. Ltd.	46,500	1,714
	Sega Sammy Holdings Inc.	90,200	1,697
	Sohgo Security Services Co. Ltd.	238,700	1,660
	Advance Residence Investment Corp.	826	1,660
	Kinden Corp.	78,900	1,635
	Nichirei Corp.	58,500	1,635
	United Urban Investment Corp.	1,810	1,623
	Nomura Real Estate Holdings Inc.	65,700	1,618
	Yokohama Rubber Co. Ltd.	78,800	1,615
	CyberAgent Inc.	247,168	1,613
	Koito Manufacturing Co. Ltd.	124,500	1,612
	Iwatani Corp.	122,800	1,601
	Orix JREIT Inc.	1,539	1,589
	Aozora Bank Ltd.	92,090	1,588
	Lion Corp.	141,800	1,564
	Kokusai Electric Corp.	85,000	1,550
	Yamazaki Baking Co. Ltd.	76,200	1,548
	Iyogin Holdings Inc.	161,000	1,528
	SCSK Corp.	81,800	1,526
	Sankyo Co. Ltd.	114,500	1,521
	Fujitec Co. Ltd.	42,100	1,515
	COMSYS Holdings Corp.	71,798	1,506
	J Front Retailing Co. Ltd.	141,600	1,504
	Japan Airport Terminal Co. Ltd.	41,000	1,502
	Electric Power Development Co. Ltd.	89,100	1,489
	Tokyo Ohka Kogyo Co. Ltd.	64,200	1,478

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sumitomo Heavy Industries Ltd.	66,300	1,477
	BIPROGY Inc.	45,600	1,439
	GMO Payment Gateway Inc.	24,006	1,438
	Keio Corp.	63,900	1,429
*	Shinko Electric Industries Co. Ltd.	39,900	1,427
	DMG Mori Co. Ltd.	74,400	1,419
	Dexerials Corp.	92,400	1,411
	Taiyo Yuden Co. Ltd.	80,300	1,404
	Hisamitsu Pharmaceutical Co. Inc.	47,600	1,399
	Suzuken Co. Ltd.	42,760	1,398
	Kewpie Corp.	58,400	1,381
	NSK Ltd.	301,100	1,373
	Internet Initiative Japan Inc.	71,500	1,373
	Nagase & Co. Ltd.	66,000	1,370
	Tokyo Century Corp.	134,480	1,368
	Taiheiyo Cement Corp.	62,600	1,364
	Toyo Seikan Group Holdings Ltd.	91,200	1,361
	Tomy Co. Ltd.	51,500	1,360
	Tsuruha Holdings Inc.	24,300	1,359
	Hachijuni Bank Ltd.	246,900	1,355
	Stanley Electric Co. Ltd.	79,100	1,353
	Chugoku Electric Power Co. Inc.	185,800	1,352
	Japan Hotel REIT Investment Corp.	2,909	1,341
	Horiba Ltd.	21,700	1,334
	Takashimaya Co. Ltd.	166,800	1,321
	Hitachi Construction Machinery Co. Ltd.	60,800	1,319
	Japan Airlines Co. Ltd.	81,345	1,305
	Miura Co. Ltd.	55,800	1,303
	DIC Corp.	59,800	1,302
	Ulvac Inc.	27,800	1,300
	Maruwa Co. Ltd.	4,700	1,297
	Food & Life Cos. Ltd.	65,700	1,296
	Alfresa Holdings Corp.	89,400	1,290
	Nihon Kohden Corp.	86,200	1,285
	Japan Prime Realty Investment Corp.	585	1,285
	Air Water Inc.	101,800	1,281
	Rinnai Corp.	58,400	1,279
	Daicel Corp.	144,400	1,274
	Mitsubishi Logistics Corp.	190,000	1,274
	Shimamura Co. Ltd.	24,600	1,266
	Toho Gas Co. Ltd.	50,500	1,263
	Tsumura & Co.	38,500	1,258
	Gunma Bank Ltd.	222,600	1,254
	Japan Steel Works Ltd.	36,700	1,245
	Nagoya Railroad Co. Ltd.	111,300	1,234
	Kobayashi Pharmaceutical Co. Ltd.	33,100	1,233
	Nichias Corp.	34,400	1,232
[1]	Sekisui House REIT Inc.	2,570	1,222
	Daiwabo Holdings Co. Ltd.	66,700	1,201
	NHK Spring Co. Ltd.	98,100	1,201
	Keikyu Corp.	152,700	1,196
	Hirogin Holdings Inc.	162,100	1,184
	ADEKA Corp.	65,600	1,183
	EXEO Group Inc.	113,800	1,165
	Alps Alpine Co. Ltd.	117,267	1,152
	Nippon Accommodations Fund Inc.	286	1,145
	Tokyo Seimitsu Co. Ltd.	21,200	1,141
	Takasago Thermal Engineering Co. Ltd.	35,500	1,138
	Kadokawa Corp.	52,272	1,138
	Kamigumi Co. Ltd.	54,500	1,137
	THK Co. Ltd.	68,900	1,137
	Kagome Co. Ltd.	57,100	1,131
	LaSalle Logiport REIT	1,186	1,129
	Yamaguchi Financial Group Inc.	114,400	1,120
	Mitsubishi Motors Corp.	376,500	1,119
	Amano Corp.	38,300	1,105
	Seino Holdings Co. Ltd.	68,300	1,102
	UBE Corp.	66,800	1,099
	NET One Systems Co. Ltd.	45,000	1,093
	Kakaku.com Inc.	70,968	1,090

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Iida Group Holdings Co. Ltd.	75,097	1,089
	Zenkoku Hosho Co. Ltd.	29,800	1,077
	Sumitomo Rubber Industries Ltd.	104,472	1,071
	77 Bank Ltd.	41,400	1,066
	Mitsubishi Materials Corp.	64,934	1,065
	Goldwin Inc.	20,300	1,053
	Nifco Inc.	45,202	1,050
	Kyudenko Corp.	29,200	1,048
	TechnoPro Holdings Inc.	58,100	1,037
	Kose Corp.	18,800	1,033
	GS Yuasa Corp.	58,300	1,031
*	PeptiDream Inc.	56,100	1,030
*	Rakuten Bank Ltd.	50,800	1,030
	JGC Holdings Corp.	119,700	1,027
	Industrial & Infrastructure Fund Investment Corp.	1,353	1,022
	Cosmos Pharmaceutical Corp.	21,200	1,019
	Coca-Cola Bottlers Japan Holdings Inc.	79,375	1,017
	Nankai Electric Railway Co. Ltd.	64,600	1,015
	Hakuhodo DY Holdings Inc.	127,300	1,009
	Kandenko Co. Ltd.	68,800	1,007
	Keihan Holdings Co. Ltd.	53,900	1,006
	Sankyu Inc.	28,800	1,000
	Japan Logistics Fund Inc.	557	998
	Nabtesco Corp.	61,500	997
	Kyushu Financial Group Inc.	219,970	996
*	Mercari Inc.	71,218	996
	Sawai Group Holdings Co. Ltd.	74,100	993
	San-In Godo Bank Ltd.	122,400	982
	AEON REIT Investment Corp.	1,169	977
	Casio Computer Co. Ltd.	133,500	973
	Konica Minolta Inc.	231,600	967
	Morinaga Milk Industry Co. Ltd.	41,000	953
	Nissui Corp.	156,400	950
	Yaoko Co. Ltd.	15,600	948
	Mitsui Mining & Smelting Co. Ltd.	29,800	947
	Nishi-Nippon Financial Holdings Inc.	87,900	947
	House Foods Group Inc.	48,500	945
	INFRONEER Holdings Inc.	125,752	945
	Nippon Kayaku Co. Ltd.	119,200	943
	Park24 Co. Ltd.	75,600	940
	Mitsui Fudosan Logistics Park Inc.	1,404	935
	NS Solutions Corp.	36,800	931
	Macnica Holdings Inc.	81,600	931
	ABC-Mart Inc.	47,400	929
	Sundrug Co. Ltd.	37,500	928
	Bic Camera Inc.	83,100	925
	Jeol Ltd.	24,900	924
	Chugin Financial Group Inc.	97,000	922
	Dowa Holdings Co. Ltd.	27,100	921
	Mabuchi Motor Co. Ltd.	64,000	916
	Ezaki Glico Co. Ltd.	31,000	913
	Seven Bank Ltd.	432,600	913
	Yamada Holdings Co. Ltd.	316,572	909
	Toho Holdings Co. Ltd.	30,500	908
	Sugi Holdings Co. Ltd.	53,100	907
	Sumitomo Bakelite Co. Ltd.	34,400	898
	Wacoal Holdings Corp.	28,300	881
	Yamato Kogyo Co. Ltd.	18,300	874
	Activia Properties Inc.	408	870
	Teijin Ltd.	97,100	869
	NOK Corp.	60,300	865
	Nippon Electric Glass Co. Ltd.	38,000	865
	SHO-BOND Holdings Co. Ltd.	24,600	865
	JTEKT Corp.	127,900	863
	Shikoku Electric Power Co. Inc.	95,600	856
	Comforia Residential REIT Inc.	434	851
	Koei Tecmo Holdings Co. Ltd.	80,924	847
	Frontier Real Estate Investment Corp.	319	847
	Ushio Inc.	61,400	845
	Canon Marketing Japan Inc.	28,100	844

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Rengo Co. Ltd.	137,300	832
	Rorze Corp.	57,000	831
	Aeon Mall Co. Ltd.	62,272	825
	Calbee Inc.	36,900	825
	Daishi Hokuetsu Financial Group Inc.	51,700	821
	Nippon Gas Co. Ltd.	59,800	817
*	Money Forward Inc.	24,994	815
	Furukawa Electric Co. Ltd.	32,900	809
	Takara Holdings Inc.	102,900	809
	Nippon Shinyaku Co. Ltd.	29,700	797
	Morinaga & Co. Ltd.	42,500	795
	Kokuyo Co. Ltd.	49,100	790
	Hokuetsu Corp.	79,000	788
	Kotobuki Spirits Co. Ltd.	57,800	780
	Kaneka Corp.	31,800	779
	Inaba Denki Sangyo Co. Ltd.	31,000	778
	Nihon Parkerizing Co. Ltd.	92,000	775
	Maruichi Steel Tube Ltd.	35,900	774
	Citizen Watch Co. Ltd.	130,100	773
	NSD Co. Ltd.	35,680	771
	Toda Corp.	127,200	770
	Nikkon Holdings Co. Ltd.	60,000	768
	Zeon Corp.	82,300	766
	Japan Elevator Service Holdings Co. Ltd.	39,800	762
	Hokuhoku Financial Group Inc.	72,700	760
	Tokuyama Corp.	43,300	758
	Yoshinoya Holdings Co. Ltd.	37,100	756
	MEITEC Group Holdings Inc.	39,300	753
*	Visional Inc.	13,942	746
	Organo Corp.	15,900	743
	OBIC Business Consultants Co. Ltd.	16,789	742
	Suruga Bank Ltd.	104,000	741
	Toyo Tire Corp.	51,900	736
	Mori Hills REIT Investment Corp.	883	735
	Pilot Corp.	23,600	734
	Mizuho Leasing Co. Ltd.	112,000	733
	JVCKenwood Corp.	93,200	733
	Toyoda Gosei Co. Ltd.	43,100	732
	Relo Group Inc.	60,053	731
*	Sharp Corp.	120,129	731
	As One Corp.	39,000	729
	Daiichikosho Co. Ltd.	58,300	728
	Nitto Boseki Co. Ltd.	15,200	728
	Hokuriku Electric Power Co.	104,800	727
	Daido Steel Co. Ltd.	93,500	724
	K's Holdings Corp.	75,568	723
	Fuji Corp.	49,100	722
	Penta-Ocean Construction Co. Ltd.	173,400	720
	H2O Retailing Corp.	53,600	717
	Rakus Co. Ltd.	53,500	715
	Daiwa Office Investment Corp.	361	713
[1]	Toridoll Holdings Corp.	27,500	707
	SWCC Corp.	20,000	701
	Mori Trust REIT Inc.	1,735	701
	Daiwa Securities Living Investments Corp.	1,166	701
	Aica Kogyo Co. Ltd.	32,300	699
	Nihon M&A Center Holdings Inc.	161,300	698
	Nippon Shokubai Co. Ltd.	61,600	693
	Sotetsu Holdings Inc.	44,200	693
	NEC Networks & System Integration Corp.	32,600	689
	Senko Group Holdings Co. Ltd.	73,200	688
	Hokkaido Electric Power Co. Inc.	106,700	686
	Riken Keiki Co. Ltd.	24,200	686
	Meidensha Corp.	26,100	685
	Kanematsu Corp.	44,000	670
	Round One Corp.	105,600	668
	Fuji Oil Holdings Inc.	30,600	659
	Mitsubishi Estate Logistics REIT Investment Corp.	282	658
	Welcia Holdings Co. Ltd.	52,500	655
	Toei Animation Co. Ltd.	28,830	655

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ito En Ltd.	29,700	651
	OKUMA Corp.	32,200	651
	Denka Co. Ltd.	46,000	650
*	Sansan Inc.	44,692	650
	Topcon Corp.	63,800	648
	CKD Corp.	38,300	645
	Fuyo General Lease Co. Ltd.	9,100	644
	GungHo Online Entertainment Inc.	28,670	639
	Sangetsu Corp.	34,800	637
*	SHIFT Inc.	6,300	633
	Osaka Soda Co. Ltd.	59,500	625
	Hanwa Co. Ltd.	18,800	623
	Hazama Ando Corp.	83,800	619
	Pigeon Corp.	57,060	619
	Ship Healthcare Holdings Inc.	40,700	619
[1]	Hoshino Resorts REIT Inc.	408	619
	Nishi-Nippon Railroad Co. Ltd.	42,800	618
	Descente Ltd.	21,700	615
	Nakanishi Inc.	36,187	615
	DCM Holdings Co. Ltd.	65,500	613
	Lintec Corp.	29,300	608
	JMDC Inc.	21,800	608
	Okamura Corp.	48,200	606
	Japan Securities Finance Co. Ltd.	46,400	605
	Taikisha Ltd.	19,000	604
	Mirait One Corp.	42,400	603
	Hulic REIT Inc.	694	601
	Heiwa Real Estate REIT Inc.	751	600
	Mizuno Corp.	11,200	594
	Anritsu Corp.	78,700	593
	Tsubakimoto Chain Co.	47,100	593
	Workman Co. Ltd.	23,112	590
	Exedy Corp.	21,300	586
	DTS Corp.	22,600	585
	Tokai Carbon Co. Ltd.	102,700	580
	UACJ Corp.	17,600	579
	Resorttrust Inc.	31,800	578
	Nishimatsu Construction Co. Ltd.	17,200	577
	Toei Co. Ltd.	18,000	576
	Japan Petroleum Exploration Co. Ltd.	76,000	572
	Daiseki Co. Ltd.	22,320	570
	Toagosei Co. Ltd.	55,900	570
	Modec Inc.	26,100	568
	Nipro Corp.	61,500	568
	NIPPON REIT Investment Corp.	273	565
	Sinfonia Technology Co. Ltd.	16,700	564
	Duskin Co. Ltd.	21,200	562
[1]	NTT UD REIT Investment Corp.	778	558
	Harmonic Drive Systems Inc.	30,638	557
	Hitachi Zosen Corp.	81,000	554
	Tamron Co. Ltd.	19,600	552
	SKY Perfect JSAT Holdings Inc.	96,700	552
	Seria Co. Ltd.	26,222	548
	DeNA Co. Ltd.	44,300	543
	Takeuchi Manufacturing Co. Ltd.	17,400	542
	Shochiku Co. Ltd.	7,500	542
	Restar Corp.	31,500	542
	TS Tech Co. Ltd.	47,600	538
	Sanki Engineering Co. Ltd.	33,900	531
	Fukuyama Transporting Co. Ltd.	20,700	526
	Kissei Pharmaceutical Co. Ltd.	21,548	526
	OSG Corp.	44,600	526
	Mitsui-Soko Holdings Co. Ltd.	11,300	525
	Digital Garage Inc.	25,400	524
	Japan Aviation Electronics Industry Ltd.	28,200	523
	Star Asia Investment Corp.	1,561	521
	Simplex Holdings Inc.	31,900	517
	Fuji Seal International Inc.	30,300	515
	Takuma Co. Ltd.	49,400	515
	Fujimi Inc.	33,300	512

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Leopalace21 Corp.	141,900	512
	Kusuri no Aoki Holdings Co. Ltd.	24,600	512
	Kumagai Gumi Co. Ltd.	22,000	509
	Shiga Bank Ltd.	23,700	509
	Tokyu REIT Inc.	500	508
	Japan Excellent Inc.	656	507
	GMO internet group Inc.	29,300	506
	Monex Group Inc.	107,900	506
	Okumura Corp.	18,000	505
	PALTAC Corp.	18,700	505
	Maeda Kosen Co. Ltd.	43,500	503
	H.U. Group Holdings Inc.	29,100	501
	Nichiha Corp.	22,200	501
	Toyo Ink SC Holdings Co. Ltd.	20,900	501
	Joyful Honda Co. Ltd.	36,988	500
	Seiko Group Corp.	19,800	499
	Tokyo Steel Manufacturing Co. Ltd.	50,100	498
	Toyota Boshoku Corp.	37,300	498
	Nisshinbo Holdings Inc.	78,200	497
	Towa Corp.	38,853	497
	Saizeriya Co. Ltd.	13,400	495
	Yodogawa Steel Works Ltd.	14,000	495
	Kureha Corp.	26,700	493
	Juroku Financial Group Inc.	18,300	488
	Nisshin Oillio Group Ltd.	14,300	486
	Tokyo Kiraboshi Financial Group Inc.	17,949	483
	Inabata & Co. Ltd.	22,600	481
	PAL GROUP Holdings Co. Ltd.	23,800	479
	Kaken Pharmaceutical Co. Ltd.	18,700	478
	Micronics Japan Co. Ltd.	19,100	476
	Taiyo Holdings Co. Ltd.	18,000	475
	Bank of Nagoya Ltd.	12,100	474
	Yuasa Trading Co. Ltd.	15,600	474
	Chori Co. Ltd.	17,600	472
*	Appier Group Inc.	43,900	471
	Paramount Bed Holdings Co. Ltd.	27,200	470
	Nishimatsuya Chain Co. Ltd.	31,800	469
	Nojima Corp.	33,400	468
	AEON Financial Service Co. Ltd.	57,900	466
	Maruha Nichiro Corp.	23,600	463
	Ain Holdings Inc.	14,000	462
	Financial Partners Group Co. Ltd.	30,100	462
	Heiwa Corp.	33,600	459
	Izumi Co. Ltd.	21,700	458
	Colowide Co. Ltd.	40,800	452
	Fukuoka REIT Corp.	484	452
	EDION Corp.	38,700	448
	TBS Holdings Inc.	18,100	445
	Kanagawa Chuo Kotsu Co. Ltd.	20,700	444
	San-Ai Obbli Co. Ltd.	36,400	444
	Itoham Yonekyu Holdings Inc.	17,614	444
	Nippon Soda Co. Ltd.	26,600	443
	Global One Real Estate Investment Corp.	687	443
	A&D HOLON Holdings Co. Ltd.	30,922	442
	Yokogawa Bridge Holdings Corp.	24,100	440
	Fukuda Denshi Co. Ltd.	8,737	440
	Hokkoku Financial Holdings Inc.	15,400	440
	Acom Co. Ltd.	186,200	438
	Ichiyoshi Securities Co. Ltd.	87,200	438
	Heiwa Real Estate Co. Ltd.	15,900	437
	Nippn Corp.	30,300	437
	Shikoku Kasei Holdings Corp.	32,500	437
	Arata Corp.	19,400	436
	JAFCO Group Co. Ltd.	32,400	435
	Sekisui Jushi Corp.	29,300	435
	Open Up Group Inc.	32,700	431
	Kato Sangyo Co. Ltd.	15,900	430
	Kyoritsu Maintenance Co. Ltd.	26,744	429
	Sakura Internet Inc.	14,200	429
	KOMEDA Holdings Co. Ltd.	22,600	428

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ariake Japan Co. Ltd.	12,200	426
	Okasan Securities Group Inc.	107,200	426
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	425
	Pronexus Inc.	49,900	424
	Starts Corp. Inc.	18,400	424
	Nagawa Co. Ltd.	9,500	422
	Mixi Inc.	22,824	421
	Dentsu Soken Inc.	11,800	420
	Sumitomo Osaka Cement Co. Ltd.	17,000	419
	Tokai Tokyo Financial Holdings Inc.	136,700	419
	Megachips Corp.	11,700	417
	Max Co. Ltd.	18,100	417
	Aichi Financial Group Inc.	27,951	417
	Transcosmos Inc.	18,900	413
	ARE Holdings Inc.	33,700	413
	Daiei Kankyo Co. Ltd.	20,000	413
	Glory Ltd.	25,400	412
	Totech Corp.	24,000	411
	Tokai Rika Co. Ltd.	29,000	410
	Meiko Electronics Co. Ltd.	10,489	410
	Justsystems Corp.	18,300	409
	Fujitsu General Ltd.	32,800	409
	Makino Milling Machine Co. Ltd.	10,900	409
	Senshu Ikeda Holdings Inc.	184,500	409
	Yamaichi Electronics Co. Ltd.	24,482	409
	Mani Inc.	34,100	407
	Wakita & Co. Ltd.	39,500	407
	Nippon Thompson Co. Ltd.	129,600	406
	San-A Co. Ltd.	21,600	405
	Sanken Electric Co. Ltd.	10,300	405
	JINS Holdings Inc.	9,900	404
[1]	Mirai Corp.	1,541	404
	Ferrotec Holdings Corp.	24,165	404
	SBI Sumishin Net Bank Ltd.	23,000	403
	Fujimori Kogyo Co. Ltd.	14,200	401
	Hankyu Hanshin REIT Inc.	505	400
	Ryoyo Ryosan Holdings Inc.	23,896	400
	Seiren Co. Ltd.	23,600	397
[1]	Senshu Electric Co. Ltd.	11,942	397
	Aiful Corp.	188,000	395
	FP Corp.	22,500	394
	Shibaura Mechatronics Corp.	5,700	393
	Prestige International Inc.	87,800	392
[1]	JSB Co. Ltd.	22,100	391
[1]	Kanamoto Co. Ltd.	21,600	390
	Trusco Nakayama Corp.	26,400	390
	Daihen Corp.	9,400	390
	Shoei Co. Ltd.	25,400	390
	Hyakugo Bank Ltd.	107,800	388
	Furukawa Co. Ltd.	35,500	386
	Create Restaurants Holdings Inc.	48,400	386
	Sumitomo Warehouse Co. Ltd.	22,000	385
	First Bank of Toyama Ltd.	53,136	385
	Japan Wool Textile Co. Ltd.	46,100	382
	Mitsui E&S Co. Ltd.	52,800	382
	FIDEA Holdings Co. Ltd.	41,390	382
	Mitsubishi Pencil Co. Ltd.	23,600	381
	Itochu Enex Co. Ltd.	36,300	380
	Jaccs Co. Ltd.	15,200	379
	MOS Food Services Inc.	15,900	376
	Dip Corp.	21,400	376
	Totetsu Kogyo Co. Ltd.	17,400	375
	Advance Logistics Investment Corp.	486	375
	C Uyemura & Co. Ltd.	5,400	375
	Sakata Seed Corp.	16,000	371
	Hamakyorex Co. Ltd.	45,200	368
	Adastria Co. Ltd.	15,740	364
	CRE Logistics REIT Inc.	396	362
	Kiyo Bank Ltd.	30,807	361
	Awa Bank Ltd.	22,600	360

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bunka Shutter Co. Ltd.	29,900	360
	Meisei Industrial Co. Ltd.	42,400	360
	Raito Kogyo Co. Ltd.	24,600	359
	Procrea Holdings Inc.	31,200	359
	SAMTY HOLDINGS Co. Ltd.	16,700	359
	Kasumigaseki Capital Co. Ltd.	3,785	359
	Shimojima Co. Ltd.	41,500	358
	Nippon Paper Industries Co. Ltd.	61,400	358
	Funai Soken Holdings Inc.	22,450	357
	Okinawa Cellular Telephone Co.	12,501	356
	Sun Corp.	6,800	356
	Aeon Delight Co. Ltd.	12,500	355
	TKC Corp.	13,700	355
	Ai Holdings Corp.	23,200	354
	Pola Orbis Holdings Inc.	36,000	354
	SOSiLA Logistics REIT Inc.	489	353
	Arisawa Manufacturing Co. Ltd.	38,700	353
	Fuji Kyuko Co. Ltd.	21,000	352
	North Pacific Bank Ltd.	135,700	352
	Iwaki Co. Ltd.	18,800	352
	TOKAI Holdings Corp.	57,300	351
	ZERIA Pharmaceutical Co. Ltd.	22,900	350
	Kitz Corp.	50,800	350
	Iino Kaiun Kaisha Ltd.	47,600	349
	Takasago International Corp.	10,300	349
	Bando Chemical Industries Ltd.	29,400	348
	Arcs Co. Ltd.	21,000	348
	Sakata INX Corp.	34,500	347
	Hosiden Corp.	23,100	346
	Miyaji Engineering Group Inc.	26,400	345
	Kenko Mayonnaise Co. Ltd.	24,100	344
	JBCC Holdings Inc.	11,900	343
	Musashi Seimitsu Industry Co. Ltd.	26,400	342
	Nanto Bank Ltd.	17,500	342
	NTN Corp.	207,800	342
	Tadano Ltd.	53,700	342
	Tri Chemical Laboratories Inc.	17,168	342
	Dai-Dan Co. Ltd.	17,400	340
	Megmilk Snow Brand Co. Ltd.	19,600	339
	Alconix Corp.	37,619	338
	Japan Material Co. Ltd.	28,300	337
	Musashino Bank Ltd.	19,200	335
	Teikoku Sen-I Co. Ltd.	18,300	334
	Komeri Co. Ltd.	15,400	333
	Mitsui High-Tec Inc.	62,500	333
[1]	Ichigo Office REIT Investment Corp.	649	333
*	Hino Motors Ltd.	134,200	329
	Okabe Co. Ltd.	64,800	329
	Nichireki Co. Ltd.	20,800	329
	Namura Shipbuilding Co. Ltd.	31,800	328
	SMS Co. Ltd.	29,300	328
	Maxell Ltd.	26,800	327
*	Nxera Pharma Co. Ltd.	40,900	327
	Kyosan Electric Manufacturing Co. Ltd.	92,700	326
	Nishio Holdings Co. Ltd.	13,400	326
	Prima Meat Packers Ltd.	22,100	325
	Riso Kagaku Corp.	14,100	325
	Hyakujushi Bank Ltd.	19,500	324
	UT Group Co. Ltd.	19,100	324
	Toyobo Co. Ltd.	50,700	323
	Zojirushi Corp.	30,900	323
*,1	Atom Corp.	72,049	321
	ESCON Japan REIT Investment Corp.	422	321
	Noevir Holdings Co. Ltd.	9,500	320
	Furuno Electric Co. Ltd.	19,800	319
	Osaki Electric Co. Ltd.	61,700	319
	Vital KSK Holdings Inc.	38,100	319
	Japan Transcity Corp.	52,700	318
	ARCLANDS Corp.	28,976	317
	Matsui Securities Co. Ltd.	58,700	316

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Kumiai Chemical Industry Co. Ltd.	59,363	316
	Uchida Yoko Co. Ltd.	7,400	316
	Monogatari Corp.	13,416	316
	Optorun Co. Ltd.	25,300	316
	Stella Chemifa Corp.	10,600	314
	Tsuburaya Fields Holdings Inc.	23,482	314
	Autobacs Seven Co. Ltd.	33,600	313
*,1	euglena Co. Ltd.	114,800	313
	Cleanup Corp.	66,100	312
	Ichibanya Co. Ltd.	45,500	312
	Maruzen Showa Unyu Co. Ltd.	8,100	312
	Noritake Co. Ltd.	12,400	312
	Katitas Co. Ltd.	24,600	312
	Systena Corp.	130,400	310
	Towa Pharmaceutical Co. Ltd.	15,100	309
	TechMatrix Corp.	21,300	309
	Torishima Pump Manufacturing Co. Ltd.	17,000	308
	KH Neochem Co. Ltd.	22,700	306
	Toshiba TEC Corp.	13,400	305
	Keiyo Bank Ltd.	67,600	303
	Oki Electric Industry Co. Ltd.	46,400	303
*	Sumitomo Pharma Co. Ltd.	88,000	302
	Sinanen Holdings Co. Ltd.	7,100	301
	Obara Group Inc.	10,800	299
	Wacom Co. Ltd.	64,900	299
	United Arrows Ltd.	20,900	298
	Riken Vitamin Co. Ltd.	17,000	298
	Iseki & Co. Ltd.	46,000	297
	Noritsu Koki Co. Ltd.	11,500	297
	Nippon Light Metal Holdings Co. Ltd.	27,830	297
	Nissin Corp.	10,600	296
	JP-Holdings Inc.	62,800	295
	Token Corp.	4,200	295
	Takara Leben Real Estate Investment Corp.	530	295
	Royal Holdings Co. Ltd.	18,000	293
	Avant Group Corp.	20,800	293
	Nichiden Corp.	14,200	292
	Okinawa Electric Power Co. Inc.	42,912	292
	Toyo Tanso Co. Ltd.	8,500	292
	Chugoku Marine Paints Ltd.	20,400	291
	Shibaura Machine Co. Ltd.	11,900	290
	Integrated Design & Engineering Holdings Co. Ltd.	10,200	290
*	Medley Inc.	11,900	290
	Digital Arts Inc.	8,500	289
	Rokko Butter Co. Ltd.	31,100	289
[1]	Anycolor Inc.	20,500	289
	Shofu Inc.	19,600	289
	Plus Alpha Consulting Co. Ltd.	20,602	288
	Toyo Construction Co. Ltd.	33,600	287
	Oita Bank Ltd.	14,100	286
	Konishi Co. Ltd.	33,000	284
	JCU Corp.	12,300	284
	Oriental Shiraishi Corp.	113,300	284
	Aichi Steel Corp.	10,000	282
	Kohnan Shoji Co. Ltd.	11,900	282
	Mitsuboshi Belting Ltd.	11,000	282
	Pacific Industrial Co. Ltd.	31,500	282
	Mitsubishi Shokuhin Co. Ltd.	8,900	282
	Sakai Chemical Industry Co. Ltd.	15,800	282
	Valor Holdings Co. Ltd.	20,500	282
	Joshin Denki Co. Ltd.	16,700	281
	ASKUL Corp.	22,200	280
	Oyo Corp.	16,800	280
	Nippon Seiki Co. Ltd.	35,600	278
	Premium Group Co. Ltd.	17,900	278
	Starzen Co. Ltd.	14,300	277
	U-Next Holdings Co. Ltd.	8,681	277
	Fuso Chemical Co. Ltd.	11,300	276
	KYB Corp.	8,800	276
	J-Oil Mills Inc.	20,400	276

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ichigo Inc.	105,200	276
	Marusan Securities Co. Ltd.	45,200	275
	Nippon Densetsu Kogyo Co. Ltd.	22,500	275
	Onoken Co. Ltd.	28,100	275
	Star Micronics Co. Ltd.	21,500	275
	Menicon Co. Ltd.	25,000	275
	Comture Corp.	18,200	275
	Heiwado Co. Ltd.	19,000	274
	BML Inc.	14,900	273
	YAMABIKO Corp.	16,800	273
	Fujicco Co. Ltd.	24,100	272
	Kaga Electronics Co. Ltd.	15,000	272
	Nichicon Corp.	41,600	272
	Infomart Corp.	115,800	272
	PILLAR Corp.	9,700	272
	Nippon Yakin Kogyo Co. Ltd.	9,849	271
*	Gurunavi Inc.	133,600	271
	SIGMAXYZ Holdings Inc.	24,200	271
	Tocalo Co. Ltd.	23,200	270
	Toa Corp.	42,000	270
	Central Glass Co. Ltd.	11,800	269
	Asahi Diamond Industrial Co. Ltd.	48,200	268
	RS Technologies Co. Ltd.	10,400	267
	Shizuoka Gas Co. Ltd.	39,700	266
	Takara Standard Co. Ltd.	24,400	265
	Sun Frontier Fudousan Co. Ltd.	22,300	265
	Aoyama Trading Co. Ltd.	30,800	264
	Computer Engineering & Consulting Ltd.	22,326	263
[1]	HIS Co. Ltd.	22,800	261
	Nippon Signal Co. Ltd.	42,800	261
[1]	Tosei REIT Investment Corp.	315	261
	Mitsubishi Logisnext Co. Ltd.	35,000	260
	Vision Inc.	37,700	259
	Fuji Media Holdings Inc.	22,800	258
	Topre Corp.	22,400	258
	MCJ Co. Ltd.	27,500	258
	One REIT Inc.	167	256
	Lifedrink Co. Inc.	22,156	256
	Chofu Seisakusho Co. Ltd.	19,900	255
	Nippon Carbon Co. Ltd.	8,700	255
	Seika Corp.	10,100	255
	Chudenko Corp.	12,100	254
	Aichi Corp.	32,400	253
	Yamashin-Filter Corp.	82,551	251
	Kanamic Network Co. Ltd.	70,500	251
	Showa Sangyo Co. Ltd.	13,200	250
	LEC Inc.	29,000	250
	Kyokuyo Co. Ltd.	9,200	249
	I'll Inc.	12,200	249
	Amvis Holdings Inc.	19,211	249
[1]	Npr Riken Corp.	16,200	249
	Mirarth Holdings Inc.	77,300	248
	Mimasu Semiconductor Industry Co. Ltd.	10,300	248
	Yonex Co. Ltd.	19,800	248
	Strike Co. Ltd.	10,143	247
	Tsurumi Manufacturing Co. Ltd.	8,800	246
	Earth Corp.	7,200	246
	TOMONY Holdings Inc.	95,000	246
	Eizo Corp.	16,600	245
	Iriso Electronics Co. Ltd.	13,800	245
*,1	PKSHA Technology Inc.	10,652	245
	Kyokuto Securities Co. Ltd.	29,100	241
	Aisan Industry Co. Ltd.	27,100	240
	Ringer Hut Co. Ltd.	16,100	240
	Airport Facilities Co. Ltd.	62,741	239
	Asanuma Corp.	55,000	239
*	M&A Research Institute Holdings Inc.	16,486	239
	Nikkiso Co. Ltd.	35,300	237
	Feed One Co. Ltd.	42,780	237
	en japan Inc.	14,800	236

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Raiznext Corp.	23,000	236
	Kameda Seika Co. Ltd.	8,049	234
	Daio Paper Corp.	41,200	234
	Yamazen Corp.	26,800	233
	Canon Electronics Inc.	14,700	232
*	Fujita Kanko Inc.	3,800	232
	Taisei Lamick Co. Ltd.	13,670	231
	St. Marc Holdings Co. Ltd.	15,200	231
	TOA ROAD Corp.	27,960	231
	Itoki Corp.	24,200	230
	TPR Co. Ltd.	15,300	230
	Sumitomo Riko Co. Ltd.	22,600	230
	Aizawa Securities Group Co. Ltd.	21,532	230
	Akita Bank Ltd.	16,800	229
	Santec Holdings Corp.	6,307	229
	Sanyo Chemical Industries Ltd.	8,400	228
	Chiyoda Co. Ltd.	25,900	226
	Morita Holdings Corp.	16,900	226
	Shinnihon Corp.	22,500	226
	Nitto Kogyo Corp.	11,600	224
[1]	Starts Proceed Investment Corp.	196	224
	Hokkaido Gas Co. Ltd.	58,000	223
	Ogaki Kyoritsu Bank Ltd.	18,700	223
	Sinko Industries Ltd.	7,759	222
	WingArc1st Inc.	10,400	222
	Sumitomo Mitsui Construction Co. Ltd.	86,920	221
	Saibu Gas Holdings Co. Ltd.	18,900	221
	Sanyo Denki Co. Ltd.	3,800	221
	Tayca Corp.	20,661	221
	Nomura Micro Science Co. Ltd.	16,000	221
	Future Corp.	17,200	220
	Komatsu Matere Co. Ltd.	41,300	220
	Tanseisha Co. Ltd.	41,700	220
	Create SD Holdings Co. Ltd.	11,200	220
	Bank of Iwate Ltd.	14,600	219
	Mochida Pharmaceutical Co. Ltd.	9,542	218
	Ohsho Food Service Corp.	11,100	218
	Bank of the Ryukyus Ltd.	33,200	217
	Argo Graphics Inc.	6,300	217
	Life Corp.	10,000	217
	FCC Co. Ltd.	13,900	216
	Kanaden Corp.	22,600	216
	Software Service Inc.	2,600	216
[1]	Kura Sushi Inc.	8,200	215
	Elecom Co. Ltd.	22,800	215
	Okamoto Industries Inc.	6,200	215
	Tonami Holdings Co. Ltd.	5,600	215
	Shinagawa Refractories Co. Ltd.	18,467	215
	Happinet Corp.	8,000	214
	Fukuda Corp.	5,700	214
	Onward Holdings Co. Ltd.	62,700	214
	Sanyo Special Steel Co. Ltd.	17,300	214
	Central Automotive Products Ltd.	7,100	214
	Hokuto Corp.	17,800	213
	Milbon Co. Ltd.	10,100	213
	Orient Corp.	35,850	213
	Sodick Co. Ltd.	42,200	213
	Genky DrugStores Co. Ltd.	10,500	213
	Wellneo Sugar Co. Ltd.	14,600	213
	Fukui Bank Ltd.	18,300	212
	Health Care & Medical Investment Corp.	295	212
	Hokuetsu Industries Co. Ltd.	17,200	212
	Aida Engineering Ltd.	40,500	210
	Union Tool Co.	4,500	210
	Hogy Medical Co. Ltd.	7,000	209
	Osaka Organic Chemical Industry Ltd.	10,900	209
	T Hasegawa Co. Ltd.	9,600	208
	Japan Lifeline Co. Ltd.	26,400	207
	Fuji Co. Ltd.	15,400	207
	Amuse Inc.	23,300	207

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tokyo Electron Device Ltd.	9,300	206
	San ju San Financial Group Inc.	18,680	206
	Koshidaka Holdings Co. Ltd.	26,304	206
	Raksul Inc.	24,500	206
	Riso Kyoiku Co. Ltd.	111,500	205
	Hioki EE Corp.	3,800	204
	Tekken Corp.	13,000	203
	Geo Holdings Corp.	20,200	202
	Mitsuuroko Group Holdings Co. Ltd.	17,900	202
	Nissha Co. Ltd.	16,500	202
	Insource Co. Ltd.	32,200	202
	CTS Co. Ltd.	33,779	201
*	Net Protections Holdings Inc.	85,300	201
	Daido Metal Co. Ltd.	61,700	200
	Okura Industrial Co. Ltd.	11,300	200
*	Miyakoshi Holdings Inc.	17,019	200
	gremz Inc.	11,700	199
	Daiichi Jitsugyo Co. Ltd.	12,600	198
*	RENOVA Inc.	35,000	198
	Nippon Fine Chemical Co. Ltd.	12,700	198
	Nippon Kanzai Holdings Co. Ltd.	11,300	198
	Fujiya Co. Ltd.	11,300	197
	Gunze Ltd.	5,600	197
	Shibuya Corp.	8,200	197
	Nitta Corp.	8,100	196
	CAC Holdings Corp.	17,100	195
	Fukushima Galilei Co. Ltd.	5,400	195
	Tsugami Corp.	21,000	195
	Furuya Metal Co. Ltd.	7,500	195
	Kurabo Industries Ltd.	6,300	194
	Okinawa Financial Group Inc.	13,180	194
	Anicom Holdings Inc.	43,900	193
	KeePer Technical Laboratory Co. Ltd.	7,029	193
	Corona Corp.	31,200	192
	Japan Pulp & Paper Co. Ltd.	44,000	192
	TOC Co. Ltd.	48,000	191
	Asahi Co. Ltd.	18,900	190
	Mirai Industry Co. Ltd.	8,072	189
*	Chiyoda Corp.	97,300	187
	Shinmaywa Industries Ltd.	21,100	187
	Fuso Pharmaceutical Industries Ltd.	11,200	186
	Nichiban Co. Ltd.	14,500	186
	Mitani Sekisan Co. Ltd.	4,500	185
	Nippon Ceramic Co. Ltd.	10,900	184
	Teikoku Electric Manufacturing Co. Ltd.	9,900	183
	Mie Kotsu Group Holdings Inc.	55,400	183
	AZ-COM Maruwa Holdings Inc.	27,064	183
	Dai Nippon Toryo Co. Ltd.	27,200	182
	Hibiya Engineering Ltd.	8,100	182
[1]	FP Partner Inc.	9,473	181
	Takamatsu Construction Group Co. Ltd.	9,300	180
	Sanyo Electric Railway Co. Ltd.	13,481	179
	Altech Corp.	9,900	179
	IDOM Inc.	25,800	178
	Taihei Dengyo Kaisha Ltd.	5,300	178
	Konoike Transport Co. Ltd.	10,900	178
	Kosaido Holdings Co. Ltd.	51,000	178
	Nihon Tokushu Toryo Co. Ltd.	23,400	177
	Kyoei Steel Ltd.	15,600	177
	Oiles Corp.	13,560	176
	Torii Pharmaceutical Co. Ltd.	6,500	176
	Nihon Chouzai Co. Ltd.	19,300	176
	TRE Holdings Corp.	15,000	176
	eGuarantee Inc.	17,600	174
[1]	Nextage Co. Ltd.	18,100	174
	Ryobi Ltd.	14,000	173
	Sumitomo Densetsu Co. Ltd.	5,400	173
	Nisso Holdings Co. Ltd.	32,000	173
	Koatsu Gas Kogyo Co. Ltd.	28,900	172
	WATAMI Co. Ltd.	24,600	172

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hirata Corp.	5,380	172
	DKS Co. Ltd.	7,700	172
	Base Co. Ltd.	8,900	172
	m-up Holdings Inc.	19,900	172
	Yellow Hat Ltd.	10,500	171
	Pasona Group Inc.	13,000	171
	West Holdings Corp.	11,464	171
	Eiken Chemical Co. Ltd.	10,500	170
	Key Coffee Inc.	12,800	170
	Marudai Food Co. Ltd.	15,400	170
[1]	Sumiseki Holdings Inc.	27,600	170
	Enplas Corp.	3,800	169
	Cybozu Inc.	12,300	169
	Matsuyafoods Holdings Co. Ltd.	3,802	169
	Ministop Co. Ltd.	14,800	169
	Trancom Co. Ltd.	2,500	169
	Nohmi Bosai Ltd.	8,500	168
	Riken Technos Corp.	24,700	168
	Daiki Aluminium Industry Co. Ltd.	23,221	168
	Toyo Gosei Co. Ltd.	3,600	168
	CTI Engineering Co. Ltd.	5,700	168
	Fixstars Corp.	17,800	167
	Hiday Hidaka Corp.	9,236	166
	Fuji Pharma Co. Ltd.	19,400	166
	Noritz Corp.	14,300	166
	Shin-Etsu Polymer Co. Ltd.	16,100	166
	Shikoku Bank Ltd.	27,000	165
[1]	TSI Holdings Co. Ltd.	28,200	165
	Broadleaf Co. Ltd.	44,300	164
	Inaba Seisakusho Co. Ltd.	14,000	163
	Moriroku Holdings Co. Ltd.	10,600	163
	Hakuto Co. Ltd.	5,492	162
	Nissan Shatai Co. Ltd.	24,000	162
	Shimizu Bank Ltd.	17,400	162
	MEC Co. Ltd.	6,883	162
	Futaba Industrial Co. Ltd.	37,700	161
	Hodogaya Chemical Co. Ltd.	5,700	161
	Idec Corp.	10,000	161
	Raysum Co. Ltd.	4,200	161
*	Kourakuen Holdings Corp.	19,500	160
	Daikokutenbussan Co. Ltd.	2,300	159
	Tosei Corp.	10,200	159
[1]	Shoei Foods Corp.	5,500	159
	Yurtec Corp.	16,500	159
	Yamanashi Chuo Bank Ltd.	14,900	159
	Zuken Inc.	6,700	159
	Sankyo Seiko Co. Ltd.	40,900	158
	Achilles Corp.	15,800	156
	Septeni Holdings Co. Ltd.	53,500	156
	Nachi-Fujikoshi Corp.	7,400	155
	Komori Corp.	21,300	154
	Towa Bank Ltd.	40,900	154
	EM Systems Co. Ltd.	44,100	154
	Yukiguni Maitake Co. Ltd.	22,400	154
	Artnature Inc.	27,800	151
	Belc Co. Ltd.	3,500	150
	Studio Alice Co. Ltd.	11,200	150
[1]	Kitanotatsujin Corp.	144,800	150
	KPP Group Holdings Co. Ltd.	34,716	149
	DyDo Group Holdings Inc.	7,400	148
	Nittetsu Mining Co. Ltd.	5,200	148
	Kyorin Pharmaceutical Co. Ltd.	14,900	148
	Sagami Holdings Corp.	12,700	147
	Toho Bank Ltd.	85,400	147
	Qol Holdings Co. Ltd.	15,800	147
	Nafco Co. Ltd.	10,900	147
	Goldcrest Co. Ltd.	7,500	146
	SBS Holdings Inc.	8,900	146
	Nomura Co. Ltd.	28,600	145
	Optex Group Co. Ltd.	13,600	145

Total World Stock Index Fund
		Shares	Market Value• ($000)
	NS United Kaiun Kaisha Ltd.	5,100	144
	Samty Residential Investment Corp.	233	144
	Avex Inc.	14,500	143
	FAN Communications Inc.	52,800	143
	Furukawa Battery Co. Ltd.	15,950	143
	Hokkan Holdings Ltd.	12,600	142
	JCR Pharmaceuticals Co. Ltd.	31,800	142
	Kanto Denka Kogyo Co. Ltd.	22,400	142
	Ricoh Leasing Co. Ltd.	4,400	142
	Yushin Precision Equipment Co. Ltd.	32,400	141
	Sala Corp.	25,500	141
	Ise Chemicals Corp.	1,100	141
	Nihon Trim Co. Ltd.	6,100	140
	Katakura Industries Co. Ltd.	10,700	140
	Tenma Corp.	7,300	140
[1]	Change Holdings Inc.	17,800	140
	T-Gaia Corp.	8,000	139
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	139
	Komehyo Holdings Co. Ltd.	5,600	139
	Piolax Inc.	8,700	138
	Curves Holdings Co. Ltd.	26,104	138
	Transaction Co. Ltd.	8,500	138
	Daiho Corp.	6,000	137
	S Foods Inc.	7,500	137
	Cosel Co. Ltd.	16,900	136
	Hosokawa Micron Corp.	5,200	136
	J Trust Co. Ltd.	45,600	135
	Chubu Shiryo Co. Ltd.	14,800	135
*	Nippon Sheet Glass Co. Ltd.	55,474	135
	Press Kogyo Co. Ltd.	37,600	135
	Sankyo Tateyama Inc.	27,800	135
	Doutor Nichires Holdings Co. Ltd.	9,200	135
	Yokowo Co. Ltd.	13,495	135
	Tamura Corp.	37,000	134
	Zenrin Co. Ltd.	25,250	134
	YAKUODO Holdings Co. Ltd.	9,600	134
	Sankei Real Estate Inc.	258	134
	Imperial Hotel Ltd.	22,700	134
	Keihanshin Building Co. Ltd.	13,600	133
	Tachi-S Co. Ltd.	11,500	133
	Takara Bio Inc.	19,800	132
	Eagle Industry Co. Ltd.	9,900	131
	ESPEC Corp.	7,500	131
	Tokyotokeiba Co. Ltd.	4,800	131
	Yamagata Bank Ltd.	20,800	131
	Kisoji Co. Ltd.	8,400	128
	Nippon Denko Co. Ltd.	66,600	128
	Yamae Group Holdings Co. Ltd.	10,000	128
	Godo Steel Ltd.	5,000	127
	ST Corp.	13,100	127
[1]	United Super Markets Holdings Inc.	23,160	127
	Aiphone Co. Ltd.	6,500	126
	Anest Iwata Corp.	13,700	126
	Tokyu Construction Co. Ltd.	27,800	126
	Sumida Corp.	20,434	126
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	125
	Ehime Bank Ltd.	18,400	125
	OSAKA Titanium Technologies Co. Ltd.	8,900	125
	Nagaileben Co. Ltd.	8,300	125
	V Technology Co. Ltd.	7,900	124
	Valqua Ltd.	5,800	124
	Tama Home Co. Ltd.	4,900	124
	Genki Global Dining Concepts Corp.	4,783	124
	Doshisha Co. Ltd.	8,500	123
	Denyo Co. Ltd.	7,400	123
	Nippon Road Co. Ltd.	11,500	123
	Roland Corp.	4,800	123
	Krosaki Harima Corp.	7,600	122
	Axial Retailing Inc.	20,796	121
	Ishihara Sangyo Kaisha Ltd.	12,500	120

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kojima Co. Ltd.	17,300	120
	K&O Energy Group Inc.	5,800	120
	SRA Holdings	4,300	120
	Tsukishima Holdings Co. Ltd.	13,300	119
	Japan Investment Adviser Co. Ltd.	17,740	119
	Osaka Steel Co. Ltd.	5,500	118
	ASAHI YUKIZAI Corp.	4,400	117
	Daiwa Industries Ltd.	12,400	117
	Gakken Holdings Co. Ltd.	18,000	117
	Halows Co. Ltd.	4,200	117
	Nippon Rietec Co. Ltd.	17,000	116
	France Bed Holdings Co. Ltd.	14,000	115
	Sanshin Electronics Co. Ltd.	8,600	115
	Topy Industries Ltd.	9,100	115
	Chiyoda Integre Co. Ltd.	5,176	114
	Tokyo Individualized Educational Institute Inc.	43,400	114
	Fujibo Holdings Inc.	3,700	113
	BRONCO BILLY Co. Ltd.	4,600	113
	Toenec Corp.	18,000	112
	Nippon Coke & Engineering Co. Ltd.	178,300	111
	Shin Nippon Air Technologies Co. Ltd.	5,100	111
	Aeon Hokkaido Corp.	18,800	111
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	110
	Yorozu Corp.	14,300	110
	Retail Partners Co. Ltd.	12,800	109
	Nippon Parking Development Co. Ltd.	73,400	108
	Pressance Corp.	8,700	108
	Daikoku Denki Co. Ltd.	4,900	107
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	107
	Sato Holdings Corp.	7,600	106
	ZIGExN Co. Ltd.	28,100	106
	Futaba Corp.	31,400	105
	Toyo Kanetsu KK	3,600	105
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	105
	Softcreate Holdings Corp.	7,442	105
	Mitsuba Corp.	18,300	104
	Sintokogio Ltd.	15,900	104
	VT Holdings Co. Ltd.	33,400	103
	Nissei ASB Machine Co. Ltd.	3,400	103
*	Fujio Food Group Inc.	11,300	103
	Proto Corp.	11,100	103
	Universal Entertainment Corp.	12,041	103
	Bank of Saga Ltd.	7,600	102
	Toho Titanium Co. Ltd.	15,500	102
	Macromill Inc.	19,300	102
	Daikyonishikawa Corp.	24,500	102
	Chubu Steel Plate Co. Ltd.	6,500	102
	PHC Holdings Corp.	15,700	102
[1]	Kappa Create Co. Ltd.	9,500	101
	Tachibana Eletech Co. Ltd.	6,100	101
	Toyo Corp.	9,800	101
	Miyazaki Bank Ltd.	5,800	100
	Sumitomo Seika Chemicals Co. Ltd.	3,000	100
	CMK Corp.	37,500	99
	Hoosiers Holdings Co. Ltd.	15,000	99
	MARUKA FURUSATO Corp.	6,900	99
	Tokushu Tokai Paper Co. Ltd.	4,000	98
	Daito Pharmaceutical Co. Ltd.	6,710	98
	Elematec Corp.	6,200	97
	Kamei Corp.	7,500	97
	Kurimoto Ltd.	3,900	97
	Mandom Corp.	11,800	97
	Sakai Moving Service Co. Ltd.	6,000	97
	Unipres Corp.	13,300	97
	Seikitokyu Kogyo Co. Ltd.	10,000	97
	GMO Financial Holdings Inc.	23,000	96
	Shinwa Co. Ltd.	5,400	95
	Yondoshi Holdings Inc.	7,900	95
*	Istyle Inc.	33,400	95
	Bell System24 Holdings Inc.	11,000	95

Total World Stock Index Fund
		Shares	Market Value• ($000)
	HI-LEX Corp.	9,400	95
	GLOBERIDE Inc.	7,200	93
	Shinko Shoji Co. Ltd.	14,700	93
*,1	Oisix ra daichi Inc.	11,100	92
	Management Solutions Co. Ltd.	7,467	92
*	KNT-CT Holdings Co. Ltd.	10,900	91
	Yokorei Co. Ltd.	15,100	91
	Ki-Star Real Estate Co. Ltd.	3,600	91
	Itochu-Shokuhin Co. Ltd.	2,000	90
	JAC Recruitment Co. Ltd.	18,800	90
	Matsuda Sangyo Co. Ltd.	4,300	89
	Gree Inc.	29,100	89
	Nittoku Co. Ltd.	8,100	89
	Belluna Co. Ltd.	18,900	88
*	PIA Corp.	4,300	88
	Pack Corp.	3,600	88
	Tokai Corp.	6,200	88
	Kyodo Printing Co. Ltd.	3,900	87
	MTI Ltd.	11,600	86
	Rheon Automatic Machinery Co. Ltd.	9,280	86
	Shima Seiki Manufacturing Ltd.	11,600	86
	JM Holdings Co. Ltd.	4,400	86
	Siix Corp.	11,600	85
	TV Asahi Holdings Corp.	6,500	85
	Intage Holdings Inc.	8,100	85
	Hisaka Works Ltd.	12,900	84
	SBI ARUHI Corp.	15,956	84
*	SRE Holdings Corp.	3,360	84
	Koa Corp.	12,600	83
	Alpen Co. Ltd.	6,200	83
	Mars Group Holdings Corp.	4,000	82
	FULLCAST Holdings Co. Ltd.	8,066	81
	Ryoden Corp.	5,100	81
	Tochigi Bank Ltd.	48,000	81
	Yahagi Construction Co. Ltd.	8,200	81
	ValueCommerce Co. Ltd.	11,100	79
*	eRex Co. Ltd.	19,400	79
*,1	Jamco Corp.	9,600	78
	Melco Holdings Inc.	4,900	78
	Midac Holdings Co. Ltd.	6,500	78
	Carta Holdings Inc.	8,300	78
	Giken Ltd.	6,700	77
	G-Tekt Corp.	7,500	77
	Miroku Jyoho Service Co. Ltd.	6,500	77
	Maxvalu Tokai Co. Ltd.	3,600	77
	Nitto Kohki Co. Ltd.	4,500	76
	Neturen Co. Ltd.	11,600	76
[1]	Rock Field Co. Ltd.	8,000	76
	Ines Corp.	7,400	75
	Nihon Nohyaku Co. Ltd.	17,100	75
	Takamiya Co. Ltd.	25,800	75
	METAWATER Co. Ltd.	6,400	74
*	Pacific Metals Co. Ltd.	8,200	73
*	Demae-Can Co. Ltd.	46,700	73
	Matsuya Co. Ltd.	13,300	72
*	Remixpoint Inc.	73,169	72
	Vector Inc.	11,600	72
	Hochiki Corp.	5,000	70
	Okuwa Co. Ltd.	11,800	70
	Seikagaku Corp.	12,300	70
	Kawada Technologies Inc.	4,500	70
	ES-Con Japan Ltd.	10,700	69
	Honeys Holdings Co. Ltd.	6,260	69
	Digital Holdings Inc.	10,495	69
	World Co. Ltd.	5,500	69
	Akatsuki Inc.	4,989	69
	AOKI Holdings Inc.	8,800	68
	Shibusawa Warehouse Co. Ltd.	3,300	68
*	giftee Inc.	11,127	68
[1]	Weathernews Inc.	1,700	67

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tv Tokyo Holdings Corp.	3,000	67
	Chuo Spring Co. Ltd.	8,200	66
	Cawachi Ltd.	4,000	66
*	Nippon Chemi-Con Corp.	9,600	66
	Central Security Patrols Co. Ltd.	3,519	64
	LIFULL Co. Ltd.	67,200	64
	Tsubaki Nakashima Co. Ltd.	14,100	64
	Sparx Group Co. Ltd.	7,140	64
	NEC Capital Solutions Ltd.	2,600	63
[1]	YA-MAN Ltd.	11,400	63
	Ebase Co. Ltd.	15,000	63
	Toa Corp. (XTKS)	9,800	62
	Takaoka Toko Co. Ltd.	4,900	62
	M&A Capital Partners Co. Ltd.	4,400	62
*,1	Japan Display Inc.	434,300	62
	Fudo Tetra Corp.	4,400	61
	Mitsubishi Research Institute Inc.	2,200	61
*,1	W-Scope Corp.	25,900	60
	COLOPL Inc.	17,400	60
	Arakawa Chemical Industries Ltd.	6,800	59
	Inageya Co. Ltd.	7,747	59
	Aeon Fantasy Co. Ltd.	3,300	58
	Icom Inc.	3,100	58
	Solasto Corp.	18,000	58
	Elan Corp.	10,200	58
	Pharma Foods International Co. Ltd.	9,100	57
	DKK Co. Ltd.	4,400	56
	Maezawa Kyuso Industries Co. Ltd.	6,900	56
	Xebio Holdings Co. Ltd.	7,400	56
	Link & Motivation Inc.	15,500	56
	Kintetsu Department Store Co. Ltd.	4,000	54
	Taki Chemical Co. Ltd.	2,200	53
	Alpha Systems Inc.	2,500	52
	Shin Nippon Biomedical Laboratories Ltd.	6,500	52
[1]	Takatori Corp.	3,306	52
[1]	Gamecard-Joyco Holdings Inc.	4,000	52
	Ichikoh Industries Ltd.	17,000	51
	S-Pool Inc.	21,565	51
	Advan Group Co. Ltd.	8,200	50
*	FDK Corp.	12,000	50
	Nippon Sharyo Ltd.	3,483	50
	Central Sports Co. Ltd.	3,050	49
[1]	Ohara Inc.	5,800	49
	G-7 Holdings Inc.	5,200	49
*	Shimadaya Corp.	4,900	48
	World Holdings Co. Ltd.	3,700	46
	Tokyo Energy & Systems Inc.	6,000	44
	LITALICO Inc.	6,100	44
	Gecoss Corp.	6,800	43
	WDB Holdings Co. Ltd.	3,740	42
	Sanoh Industrial Co. Ltd.	8,600	41
	JDC Corp.	12,200	41
	BrainPad Inc.	7,710	41
	GMO GlobalSign Holdings KK	2,222	41
	Taiho Kogyo Co. Ltd.	10,100	40
	Fukui Computer Holdings Inc.	2,200	39
	Shindengen Electric Manufacturing Co. Ltd.	2,400	38
	CHIMNEY Co. Ltd.	4,600	38
	Airtrip Corp.	5,625	38
*	Sourcenext Corp.	24,700	36
	Sekisui Kasei Co. Ltd.	14,700	36
	Tomoku Co. Ltd.	2,400	36
[1]	Abalance Corp.	6,200	36
	Tosho Co. Ltd.	7,200	32
	Tsutsumi Jewelry Co. Ltd.	2,300	32
*	Optim Corp.	8,298	32
	Daisyo Corp.	4,500	31
	Medical Data Vision Co. Ltd.	9,200	31
	JSP Corp.	2,300	29
	Marvelous Inc.	7,600	29

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nakayama Steel Works Ltd.	5,000	25
	Atrae Inc.	5,000	25
*	Tatsuta Electric Wire & Cable Co. Ltd.	4,600	24
	Shinsho Corp.	600	24
*,1	Open Door Inc.	4,800	22
	I-PEX Inc.	1,800	19
	Inui Global Logistics Co. Ltd.	2,647	19
	Oro Co. Ltd.	1,142	18
	IR Japan Holdings Ltd.	3,100	17
	Fibergate Inc.	2,603	17
	Japan Medical Dynamic Marketing Inc.	3,957	16
	Media Do Co. Ltd.	1,830	16
*	TerraSky Co. Ltd.	1,312	16
	Tess Holdings Co. Ltd.	4,400	8
*	Gunosy Inc.	1,500	7
			2,938,746
Kuwait (0.1%)
	Kuwait Finance House KSCP	6,893,253	16,184
	National Bank of Kuwait SAKP	4,752,490	13,160
	Mobile Telecommunications Co. KSCP	1,376,767	2,048
	Boubyan Bank KSCP	873,462	1,588
	Gulf Bank KSCP	1,247,958	1,276
	Mabanee Co. KPSC	366,078	997
	National Industries Group Holding SAK	967,202	757
	Agility Public Warehousing Co. KSC	902,851	733
	Al Ahli Bank of Kuwait KSCP	638,172	583
	Humansoft Holding Co. KSC	63,728	542
*	Warba Bank KSCP	763,163	474
	Commercial Real Estate Co. KSC	857,274	411
	Kuwait Real Estate Co. KSC	522,606	407
	Boubyan Petrochemicals Co. KSCP	185,530	405
*	Kuwait Projects Co. Holding KSCP	1,240,897	405
	Kuwait International Bank KSCP	618,012	384
	Gulf Cables & Electrical Industries Group Co. KSCP	62,071	336
	Integrated Holding Co. KCSC	194,892	324
	Boursa Kuwait Securities Co. KPSC	45,883	319
	Kuwait Telecommunications Co.	172,303	316
	Burgan Bank SAK	518,660	312
	Salhia Real Estate Co. KSCP	206,279	289
*	Jazeera Airways Co. KSCP	48,664	163
*	National Real Estate Co. KPSC	567,110	144
*	Alimtiaz Investment Group KSC	502,896	79
			42,636
Malaysia (0.2%)
	Malayan Banking Bhd.	4,590,081	10,992
	CIMB Group Holdings Bhd.	5,066,452	9,187
	Public Bank Bhd.	9,032,330	9,089
	Tenaga Nasional Bhd.	2,797,274	8,949
	Ihh Healthcare Bhd.	1,917,320	3,173
	Gamuda Bhd.	1,491,600	2,896
	Press Metal Aluminium Holdings Bhd.	2,220,160	2,389
	Petronas Gas Bhd.	593,300	2,338
	SD Guthrie Bhd.	2,223,475	2,332
	Petronas Chemicals Group Bhd.	1,756,589	2,164
	MISC Bhd.	1,244,921	2,129
	CELCOMDIGI Bhd.	2,455,000	1,904
	AMMB Holdings Bhd.	1,588,973	1,845
	RHB Bank Bhd.	1,245,250	1,820
	Hong Leong Bank Bhd.	382,600	1,785
	Malaysia Airports Holdings Bhd.	727,700	1,683
	Kuala Lumpur Kepong Bhd.	339,300	1,653
	IOI Corp. Bhd.	1,799,740	1,546
	IJM Corp. Bhd.	2,131,720	1,462
	Maxis Bhd.	1,773,800	1,461
	PPB Group Bhd.	435,840	1,385
	Axiata Group Bhd.	2,682,651	1,379
[2]	MR DIY Group M Bhd.	2,661,150	1,326
	YTL Corp. Bhd.	2,929,312	1,309
	Genting Malaysia Bhd.	2,436,400	1,243

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Inari Amertron Bhd.	1,844,275	1,196
	Genting Bhd.	1,326,100	1,191
	Sime Darby Bhd.	2,256,875	1,190
	Sunway Bhd.	1,197,500	1,190
	YTL Power International Bhd.	1,592,300	1,109
	Dialog Group Bhd.	2,279,748	1,075
	QL Resources Bhd.	979,435	1,071
	Telekom Malaysia Bhd.	645,500	956
	TIME dotCom Bhd.	800,900	890
	Nestle Malaysia Bhd.	39,000	889
	Bursa Malaysia Bhd.	427,350	881
	Petronas Dagangan Bhd.	204,400	836
	KPJ Healthcare Bhd.	1,748,200	830
	Hartalega Holdings Bhd.	1,131,300	815
	Yinson Holdings Bhd.	1,277,120	787
	Frontken Corp. Bhd.	863,300	749
	Fraser & Neave Holdings Bhd.	102,400	722
*	Top Glove Corp. Bhd.	2,903,100	703
	Sime Darby Property Bhd.	2,102,641	677
	Hong Leong Financial Group Bhd.	147,842	628
	Alliance Bank Malaysia Bhd.	622,400	623
	Axis REIT	1,351,800	552
	My EG Services Bhd.	2,904,500	548
	United Plantations Bhd.	89,000	546
	SP Setia Bhd. Group	1,609,800	514
	IOI Properties Group Bhd.	951,400	492
	HAP Seng Consolidated Bhd.	536,500	477
	Heineken Malaysia Bhd.	87,399	453
	Kossan Rubber Industries Bhd.	869,600	415
	Bank Islam Malaysia Bhd	613,100	378
*	Greatech Technology Bhd.	741,800	369
	IGB REIT	766,900	364
	Mah Sing Group Bhd.	891,500	347
	VS Industry Bhd.	1,525,200	336
	Carlsberg Brewery Malaysia Bhd. Class B	71,800	318
	CTOS Digital Bhd.	1,210,400	318
	Scientex Bhd.	313,200	317
	Malaysian Pacific Industries Bhd.	47,200	278
*	Berjaya Corp. Bhd.	3,770,560	273
	BerMaz Auto Bhd.	575,020	269
	Pentamaster Corp. Bhd.	286,500	250
	Cahya Mata Sarawak Bhd.	742,200	234
	MBSB Bhd.	1,361,200	229
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	229
*	Bumi Armada Bhd.	2,007,550	228
	D&O Green Technologies Bhd.	387,200	202
*	Chin Hin Group Bhd.	327,223	194
	Padini Holdings Bhd.	235,700	189
	UEM Sunrise Bhd.	780,000	170
	British American Tobacco Malaysia Bhd.	94,900	156
	Malaysian Resources Corp. Bhd.	1,216,600	152
*	WCT Holdings Bhd.	714,641	146
	Hibiscus Petroleum Bhd.	300,760	137
	FGV Holdings Bhd.	539,000	137
*	Supermax Corp. Bhd.	719,433	133
	Velesto Energy Bhd.	2,852,563	123
*	UWC Bhd.	206,100	110
*	Dagang NeXchange Bhd.	1,278,800	103
	Sports Toto Bhd.	283,099	98
*,2	Lotte Chemical Titan Holding Bhd.	424,800	91
	DRB-Hicom Bhd.	333,800	80
*	Astro Malaysia Holdings Bhd.	557,587	31
			107,433
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	1,801,903	12,547
	Fomento Economico Mexicano SAB de CV	1,139,466	11,061
	America Movil SAB de CV Series B	13,817,275	10,917
	Grupo Mexico SAB de CV Series B	1,979,183	10,355
	Wal-Mart de Mexico SAB de CV	3,122,959	8,587

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cemex SAB de CV	9,856,502	5,192
	Grupo Bimbo SAB de CV Series A	1,424,300	4,425
	Grupo Aeroportuario del Pacifico SAB de CV Class B	236,260	4,097
	Grupo Aeroportuario del Sureste SAB de CV Class B	119,326	3,192
*	Grupo Financiero Inbursa SAB de CV Class O	1,186,200	2,664
	Coca-Cola Femsa SAB de CV	317,760	2,645
	Arca Continental SAB de CV	253,500	2,170
	Gruma SAB de CV Class B	112,940	1,951
	Alfa SAB de CV Class A	2,674,516	1,938
	Fibra Uno Administracion SA de CV	1,603,873	1,847
	Prologis Property Mexico SA de CV	544,412	1,822
	Grupo Bimbo SAB de CV Series A1	268,667	1,615
	Grupo Aeroportuario del Centro Norte SAB de CV	157,488	1,319
	Corp. Inmobiliaria Vesta SAB de CV	488,001	1,275
*	Industrias Penoles SAB de CV	71,778	1,128
	Grupo Comercial Chedraui SA de CV	174,159	1,102
	Promotora y Operadora de Infraestructura SAB de CV	122,906	1,072
[2]	Banco del Bajio SA	425,238	945
	Regional SAB de CV	135,400	860
	GCC SAB de CV	99,200	811
	Alsea SAB de CV	306,800	742
[3]	Grupo Elektra SAB de CV	34,744	728
[2]	FIBRA Macquarie Mexico	434,428	719
	Kimberly-Clark de Mexico SAB de CV Class A	486,800	699
	Gentera SAB de CV	525,200	670
	Grupo Televisa SAB Series CPO	1,334,134	664
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	660
	El Puerto de Liverpool SAB de CV Class C1	118,800	627
	Qualitas Controladora SAB de CV	87,764	614
	Genomma Lab Internacional SAB de CV Class B	388,063	518
	La Comer SAB de CV	270,574	489
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	483
	Orbia Advance Corp. SAB de CV	512,958	471
	Bolsa Mexicana de Valores SAB de CV	274,000	448
	Becle SAB de CV	286,000	376
	Megacable Holdings SAB de CV	146,462	321
*,2	Grupo Traxion SAB de CV	280,535	305
	TF Administradora Industrial S de RL de CV	105,873	195
*,2	Nemak SAB de CV	1,469,999	155
*	Ollamani SAB	90,707	154
	Alpek SAB de CV	188,017	122
	Concentradora Fibra Danhos SA de CV	111,508	120
	Grupo Rotoplas SAB de CV	71,921	74
			105,891
Netherlands (0.9%)
	ASML Holding NV	240,372	161,802
	ING Groep NV	1,968,993	33,415
	Prosus NV	792,364	33,413
*,2	Adyen NV	18,027	27,539
	Wolters Kluwer NV	147,708	24,827
	Koninklijke Ahold Delhaize NV	575,207	18,981
	ASM International NV	28,536	15,938
	Heineken NV	169,183	13,876
*	Koninklijke Philips NV	491,759	12,938
	DSM-Firmenich AG	106,542	12,634
	Universal Music Group NV	458,465	11,538
	Koninklijke KPN NV	2,296,872	8,980
	NN Group NV	168,625	8,278
	ArcelorMittal SA	307,489	7,605
	Akzo Nobel NV	105,612	6,739
	EXOR NV	60,853	6,427
	IMCD NV	35,093	5,579
	Heineken Holding NV	78,934	5,469
	BE Semiconductor Industries NV	46,913	4,994
[2]	ABN AMRO Bank NV	274,883	4,543
	Aegon Ltd.	673,263	4,249
	ASR Nederland NV	86,565	4,103
	Arcadis NV	42,454	2,940
*	InPost SA	147,259	2,873

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Randstad NV	61,499	2,836
	Aalberts NV	55,669	2,009
[2]	Signify NV	71,909	1,761
	Koninklijke Vopak NV	36,924	1,702
	SBM Offshore NV	90,405	1,655
	Fugro NV	65,283	1,501
	JDE Peet's NV	65,177	1,471
	Allfunds Group plc	183,774	1,124
*,2	Just Eat Takeaway.com NV	93,652	1,070
[2]	CTP NV	63,098	1,056
	Van Lanschot Kempen NV	21,963	1,004
	TKH Group NV	21,594	879
	Corbion NV	33,842	848
*,1,2	Basic-Fit NV	32,199	797
*,1	Galapagos NV	28,777	768
	Koninklijke BAM Groep NV	154,189	712
	OCI NV	57,213	697
	Eurocommercial Properties NV	25,151	640
	APERAM SA	22,041	600
	Flow Traders Ltd.	18,375	420
	Wereldhave NV	26,723	412
	NSI NV	15,668	338
	Vastned Retail NV	10,192	273
	AMG Critical Materials NV	15,733	268
	PostNL NV	207,848	250
	Sligro Food Group NV	19,031	238
	Brunel International NV	20,680	200
*,1	TomTom NV	34,247	187
*,2	Just Eat Takeaway.com NV (XLON)	16,170	185
*,1,2	Alfen NV	12,865	172
[2]	B&S Group Sarl	5,733	29
			465,782
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	354,927	7,606
	Infratil Ltd.	614,031	4,610
	Auckland International Airport Ltd.	902,849	3,940
	Meridian Energy Ltd.	860,570	3,056
	Contact Energy Ltd.	451,567	2,319
	Spark New Zealand Ltd.	1,235,732	2,144
	Mainfreight Ltd.	47,820	2,049
	EBOS Group Ltd.	93,903	2,047
*	a2 Milk Co. Ltd.	446,696	1,690
	Mercury NZ Ltd.	379,901	1,495
	Summerset Group Holdings Ltd.	139,748	1,032
*	Ryman Healthcare Ltd.	338,359	1,002
*	Fletcher Building Ltd.	521,199	927
	Precinct Properties Group	1,063,052	801
	Goodman Property Trust	575,791	726
	Freightways Group Ltd.	105,864	664
	Kiwi Property Group Ltd.	1,021,980	571
	Genesis Energy Ltd.	322,597	411
	Argosy Property Ltd.	530,244	343
	SKYCITY Entertainment Group Ltd.	397,584	325
	Vector Ltd.	132,396	303
	Stride Property Group	344,664	285
	Air New Zealand Ltd.	830,223	256
	Scales Corp. Ltd.	90,087	216
	SKY Network Television Ltd.	112,768	185
*	Oceania Healthcare Ltd.	327,119	152
			39,155
Norway (0.2%)
	DNB Bank ASA	601,529	12,465
	Equinor ASA	499,818	11,877
	Norsk Hydro ASA	795,449	4,938
	Kongsberg Gruppen ASA	46,234	4,826
	Mowi ASA	273,069	4,708
	Telenor ASA	364,610	4,482
	Aker BP ASA	203,879	4,363
	Orkla ASA	465,960	4,305

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yara International ASA	101,715	3,069
	Storebrand ASA	254,573	2,903
	Subsea 7 SA	140,751	2,163
	TOMRA Systems ASA	146,230	2,102
	Salmar ASA	38,702	1,968
	Gjensidige Forsikring ASA	104,045	1,882
	Bakkafrost P/F	30,945	1,866
	SpareBank 1 SR-Bank ASA	139,464	1,848
	Schibsted ASA Class B	54,068	1,696
	Var Energi ASA	528,694	1,667
	Schibsted ASA Class A	48,144	1,627
	Frontline plc	84,123	1,627
	SpareBank 1 SMN	86,574	1,277
*	Nordic Semiconductor ASA	117,205	1,165
	TGS ASA	116,160	1,054
	Borregaard ASA	56,681	1,006
	Hafnia Ltd.	166,090	978
	Protector Forsikring ASA	37,325	971
*	DOF Group ASA	106,705	852
*	Cadeler A/S	121,015	813
	Golden Ocean Group Ltd.	73,036	783
	Leroy Seafood Group ASA	160,405	739
	Veidekke ASA	63,125	721
	Aker ASA Class A	12,925	676
	Aker Solutions ASA	140,416	665
	Hoegh Autoliners ASA	63,116	664
	Wallenius Wilhelmsen ASA	62,865	625
*,2	AutoStore Holdings Ltd.	647,251	599
[2]	BW LPG Ltd.	45,242	584
[1]	Borr Drilling Ltd.	134,644	563
	Atea ASA	42,801	550
[2]	Europris ASA	84,603	522
*,2	Crayon Group Holding ASA	51,018	505
	MPC Container Ships ASA	239,008	471
	DNO ASA	463,294	454
*,2	Scatec ASA	61,320	447
	FLEX LNG Ltd.	16,706	410
	Stolt-Nielsen Ltd.	13,940	398
*,2	Entra ASA	35,351	377
	Austevoll Seafood ASA	43,237	375
*,1	NEL ASA	943,855	365
*	Hexagon Composites ASA	82,358	324
*,2	Elkem ASA	194,024	317
	Bonheur ASA	11,634	293
	Wilh Wilhelmsen Holding ASA Class A	6,785	253
[1]	Grieg Seafood ASA	26,579	161
*	Aker Carbon Capture ASA	203,126	113
	BW Offshore Ltd.	39,903	108
*	BW Energy Ltd.	47,294	99
*,1	Cavendish Hydrogen ASA	18,876	20
			97,679
Pakistan (0.0%)
	Millat Tractors Ltd.	15,383	30
Philippines (0.1%)
	International Container Terminal Services Inc.	670,240	4,555
	Bdo Unibank Inc.	1,436,342	3,759
	SM Prime Holdings Inc.	6,805,550	3,580
	Bank of the Philippine Islands	1,277,316	3,138
	Ayala Land Inc.	4,444,700	2,493
	Ayala Corp.	190,075	2,249
	PLDT Inc.	54,800	1,347
	Metropolitan Bank & Trust Co.	1,030,859	1,344
	Manila Electric Co.	157,675	1,329
	Jollibee Foods Corp.	270,880	1,234
	Universal Robina Corp.	488,300	819
[2]	Monde Nissin Corp.	4,179,000	782
	JG Summit Holdings Inc.	1,846,223	771
	Globe Telecom Inc.	19,369	715

Total World Stock Index Fund
		Shares	Market Value• ($000)
	GT Capital Holdings Inc.	57,715	713
	ACEN Corp.	6,452,188	550
	Century Pacific Food Inc.	702,400	507
	DMCI Holdings Inc.	2,550,100	490
	Semirara Mining & Power Corp.	750,736	419
	Converge Information and Communications Technology Solutions Inc.	1,323,800	366
	AREIT Inc.	526,000	353
	LT Group Inc.	1,831,100	324
*	Bloomberry Resorts Corp.	2,414,100	319
	Puregold Price Club Inc.	511,480	286
*	Megaworld Corp.	6,892,900	273
	Wilcon Depot Inc.	965,800	267
	Robinson's Land Corp.	1,004,961	265
*	Cebu Air Inc.	209,169	118
	First Gen Corp.	286,238	89
	D&L Industries Inc.	751,700	81
	Alliance Global Group Inc.	423,909	67
	San Miguel Corp.	19,675	30
			33,632
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	538,355	7,480
	ORLEN SA	349,006	4,557
	Powszechny Zaklad Ubezpieczen SA	333,770	3,310
	Bank Polska Kasa Opieki SA	92,688	3,243
	KGHM Polska Miedz SA	84,346	3,157
*,2	Allegro.eu SA	340,257	2,994
	Santander Bank Polska SA	23,403	2,624
*,2	Dino Polska SA	30,620	2,543
	LPP SA	671	2,442
[1]	CD Projekt SA	40,033	1,612
	Alior Bank SA	63,218	1,381
*	CCC SA	28,572	1,262
	KRUK SA	10,557	1,131
*	mBank SA	7,681	1,080
	Grupa Kety SA	5,852	998
	Budimex SA	7,178	898
*	PGE Polska Grupa Energetyczna SA	515,663	892
	Orange Polska SA	415,849	810
*	Bank Millennium SA	335,488	699
	Asseco Poland SA	31,073	697
	Benefit Systems SA	1,019	612
*	Tauron Polska Energia SA	581,627	538
	Bank Handlowy w Warszawie SA	20,504	461
*	Enea SA	142,764	397
[2]	XTB SA	23,363	379
*	Pepco Group NV	76,976	329
*	Cyfrowy Polsat SA	96,348	305
*	AmRest Holdings SE	45,783	239
*,1	Jastrzebska Spolka Weglowa SA	31,151	209
*,1	Grupa Azoty SA	36,965	191
	Warsaw Stock Exchange	14,040	149
			47,619
Portugal (0.0%)
	EDP SA	1,858,913	7,318
	Galp Energia SGPS SA	265,569	4,539
	Jeronimo Martins SGPS SA	166,019	3,221
	EDP Renovaveis SA	180,797	2,451
	Banco Comercial Portugues SA Class R	4,841,376	2,442
	NOS SGPS SA	150,083	574
	Sonae SGPS SA	501,344	495
	REN - Redes Energeticas Nacionais SGPS SA	197,664	494
	Navigator Co. SA	112,017	432
	CTT-Correios de Portugal SA	84,886	395
	Corticeira Amorim SGPS SA	20,927	191
	Altri SGPS SA	31,778	172
[1]	Mota-Engil SGPS SA	44,604	124
	Semapa-Sociedade de Investimento e Gestao	5,989	97
*	Greenvolt-Energias Renovaveis SA	3,372	29
			22,974

Total World Stock Index Fund
		Shares	Market Value• ($000)
Qatar (0.1%)
	Qatar National Bank QPSC	2,717,543	12,934
	Qatar Islamic Bank QPSC	1,029,643	5,790
	Industries Qatar QSC	935,713	3,426
	Masraf Al Rayan QSC	3,918,419	2,550
	Commercial Bank PSQC	2,084,714	2,433
	Qatar International Islamic Bank QSC	695,236	2,001
	Qatar Gas Transport Co. Ltd.	1,679,756	1,974
	Qatar Navigation QSC	612,376	1,924
	Ooredoo QPSC	505,202	1,586
	Mesaieed Petrochemical Holding Co.	3,635,228	1,579
	Qatar Fuel QSC	346,556	1,458
	Qatar Electricity & Water Co. QSC	276,718	1,232
	Dukhan Bank	1,056,822	1,070
	Barwa Real Estate Co.	1,118,388	876
	Doha Bank QPSC	1,482,769	730
	Vodafone Qatar QSC	1,348,214	689
	Qatar Aluminum Manufacturing Co.	1,449,416	511
	Gulf International Services QSC	464,828	405
*	Ezdan Holding Group QSC	889,166	294
	Al Meera Consumer Goods Co. QSC	71,449	290
	United Development Co. QSC	853,995	268
			44,020
Romania (0.0%)
	Banca Transilvania SA	484,943	2,995
	OMV Petrom SA	10,657,920	1,725
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	45,200	1,197
	Societatea Energetica Electrica SA	122,863	342
*	MED Life SA	240,516	310
	Societatea Nationala Nuclearelectrica SA	32,736	309
	TTS Transport Trade Services SA	108,327	165
	One United Properties SA	1,062,086	116
*	Teraplast SA	574,604	59
			7,218
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	Sberbank of Russia PJSC	4,728,611	—
*,3	LUKOIL PJSC ADR	3,780	—
*,3	Gazprom PJSC ADR	22,605	—
*,3	Alrosa PJSC	1,231,670	—
*,3	Polyus PJSC	13,233	—
*,3	Raspadskaya OJSC	42,160	—
*,3	Mechel PJSC	111,128	—
*,3	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	419,083	—
*,3	Sistema AFK PAO	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,2,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,192,944	27,874
[2]	Saudi Arabian Oil Co.	2,726,760	19,586
	ACWA Power Co.	131,381	16,064
	Saudi National Bank	1,776,088	15,613
	Saudi Telecom Co.	1,090,804	12,242
*	Saudi Arabian Mining Co.	740,287	11,083
	Saudi Basic Industries Corp.	546,588	10,574
	Riyad Bank	892,583	6,101
	Alinma Bank	745,412	5,570
	Saudi Awwal Bank	566,576	5,100
	Elm Co.	15,688	4,262
	SABIC Agri-Nutrients Co.	140,288	4,243
	Dr Sulaiman Al Habib Medical Services Group Co.	51,900	3,953
	Bank AlBilad	377,569	3,694

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Etihad Etisalat Co.	232,595	3,203
	Banque Saudi Fransi	349,457	2,894
	Arab National Bank	534,627	2,689
	Bupa Arabia for Cooperative Insurance Co.	44,423	2,380
*	Savola Group	341,445	2,337
	Almarai Co. JSC	148,803	2,179
	Saudi Electricity Co.	474,102	2,066
*	Saudi Research & Media Group	24,258	1,924
	Saudi Tadawul Group Holding Co.	28,839	1,826
	Yanbu National Petrochemical Co.	169,076	1,788
	Co. for Cooperative Insurance	43,895	1,637
	Sahara International Petrochemical Co.	216,001	1,510
	Ades Holding Co.	275,073	1,447
	Mouwasat Medical Services Co.	57,252	1,430
*	Al Rajhi Co. for Co-operative Insurance	29,743	1,416
*	Dar Al Arkan Real Estate Development Co.	315,938	1,399
*	Bank Al-Jazira	303,842	1,326
	Saudi Investment Bank	362,422	1,270
	Jarir Marketing Co.	358,655	1,261
	Aldrees Petroleum and Transport Services Co.	29,384	1,081
	Nahdi Medical Co.	32,545	1,068
	SAL Saudi Logistics Services	14,194	1,040
	Arabian Internet & Communications Services Co.	14,822	1,004
	Astra Industrial Group	21,076	999
	Riyadh Cables Group Co.	36,643	994
	Saudi Industrial Investment Group	209,456	992
	Dallah Healthcare Co.	22,635	962
*	Saudi Kayan Petrochemical Co.	428,866	887
	Saudi Aramco Base Oil Co.	27,242	848
	Saudia Dairy & Foodstuff Co.	8,576	819
	Saudi Airlines Catering Co.	25,356	802
	Saudi Chemical Co. Holding	257,636	797
	Abdullah Al Othaim Markets Co.	253,510	796
	Mobile Telecommunications Co. Saudi Arabia	275,878	775
	Leejam Sports Co. JSC	15,151	765
	Jamjoom Pharmaceuticals Factory Co.	16,579	746
*	Advanced Petrochemical Co.	77,019	745
	Saudi Ground Services Co.	49,207	692
	Power & Water Utility Co. for Jubail & Yanbu	43,801	684
*	Seera Group Holding	110,208	672
	National Gas & Industrialization Co.	23,169	669
	Electrical Industries Co.	311,049	661
*	Saudi Real Estate Co.	94,116	643
	National Medical Care Co.	12,250	622
*	National Agriculture Development Co.	87,369	616
[2]	Arabian Centres Co. Ltd.	107,522	589
	National Co. for Learning & Education	10,007	584
	United Electronics Co.	21,699	581
*	Najran Cement Co.	237,804	580
*	Middle East Paper Co.	52,411	556
	United International Transportation Co.	23,458	537
	Yamama Cement Co.	61,689	525
	Al Hammadi Holding	49,256	523
*	National Industrialization Co. Class C	182,812	519
	Arriyadh Development Co.	64,810	518
	East Pipes Integrated Co. for Industry	11,639	514
*	Rabigh Refining & Petrochemical Co.	230,070	499
*	Middle East Healthcare Co.	25,278	485
*	Emaar Economic City	207,358	474
	Saudi Cement Co.	42,890	459
	Qassim Cement Co.	32,987	459
	Al Masane Al Kobra Mining Co.	23,180	458
	Saudi Automotive Services Co.	20,807	448
*	Al Moammar Information Systems Co.	8,935	447
	Al-Dawaa Medical Services Co.	18,308	429
	Arabian Drilling Co.	14,428	422
*	AlKhorayef Water & Power Technologies Co.	9,256	396
*	Saudi Public Transport Co.	66,419	389
*	Arabian Contracting Services Co.	8,162	381
	Retal Urban Development Co.	93,481	360

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Perfect Presentation For Commercial Services Co.	90,198	356
	Almunajem Foods Co.	11,114	344
	BinDawood Holding Co.	175,250	331
	Southern Province Cement Co.	37,373	329
	Etihad Atheeb Telecommunication Co.	10,398	322
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	296
*	Saudi Ceramic Co.	31,848	276
	City Cement Co.	56,779	265
	Al Rajhi REIT	108,309	247
	Bawan Co.	20,681	245
	Yanbu Cement Co.	38,524	236
	Eastern Province Cement Co.	22,602	209
	Northern Region Cement Co.	76,004	182
	Arabian Cement Co.	23,203	155
*	Zamil Industrial Investment Co.	17,264	127
*	Sinad Holding Co.	28,158	107
*	Herfy Food Services Co.	7,093	46
			219,525
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,226,825	35,572
	Oversea-Chinese Banking Corp. Ltd.	2,143,838	24,596
	United Overseas Bank Ltd.	734,600	17,857
	Singapore Telecommunications Ltd.	4,617,400	10,894
	CapitaLand Integrated Commercial Trust	3,296,679	5,009
	CapitaLand Ascendas REIT	2,216,013	4,491
	Keppel Ltd.	932,113	4,488
	Singapore Exchange Ltd.	499,010	4,276
[1]	Singapore Airlines Ltd.	855,036	4,171
	Singapore Technologies Engineering Ltd.	928,400	3,183
	Capitaland Investment Ltd.	1,484,400	3,136
	Wilmar International Ltd.	1,206,537	2,912
	Mapletree Industrial Trust	1,317,592	2,379
	Genting Singapore Ltd.	3,410,300	2,148
	Mapletree Logistics Trust	2,089,315	2,084
	Sembcorp Industries Ltd.	543,831	2,063
	Thai Beverage PCL	4,728,500	1,891
*	Seatrium Ltd.	1,223,423	1,744
	Venture Corp. Ltd.	167,400	1,679
	SATS Ltd.	522,636	1,551
	NetLink NBN Trust	2,145,300	1,451
	Mapletree Pan Asia Commercial Trust	1,442,859	1,417
	City Developments Ltd.	332,900	1,305
	ComfortDelGro Corp. Ltd.	1,166,300	1,294
	Frasers Logistics & Commercial Trust	1,555,376	1,253
	Keppel DC REIT	702,988	1,211
	Jardine Cycle & Carriage Ltd.	54,888	1,149
	Suntec REIT	1,200,700	1,078
	UOL Group Ltd.	257,255	1,039
	Frasers Centrepoint Trust	609,452	1,028
	Keppel REIT	1,404,690	953
	CapitaLand Ascott Trust	1,340,015	914
	ESR-LOGOS REIT	3,671,580	777
	Golden Agri-Resources Ltd.	3,488,800	766
	Keppel Infrastructure Trust	2,207,766	730
	Parkway Life REIT	247,986	707
	iFAST Corp. Ltd.	95,400	540
	Olam Group Ltd.	607,300	490
	Lendlease Global Commercial REIT	1,127,814	488
	PARAGON REIT	703,313	465
	Sheng Siong Group Ltd.	381,500	459
	Capitaland India Trust	556,590	458
	Hutchison Port Holdings Trust	2,735,500	429
	Singapore Post Ltd.	1,025,300	421
	Digital Core REIT Management Pte. Ltd.	666,700	414
	Starhill Global REIT	1,044,000	402
	Far East Hospitality Trust	820,200	384
	CapitaLand China Trust	654,668	373
	AIMS APAC REIT	383,363	367
	CDL Hospitality Trusts	523,279	355

Total World Stock Index Fund
		Shares	Market Value• ($000)
	StarHub Ltd.	384,200	347
	UMS Holdings Ltd.	445,700	342
	Bumitama Agri Ltd.	578,800	339
	Raffles Medical Group Ltd.	493,400	328
	First Resources Ltd.	293,100	323
	Cromwell European REIT	166,820	292
	OUE REIT	1,210,175	263
	Riverstone Holdings Ltd.	320,000	219
	First REIT	1,043,136	210
	SIA Engineering Co. Ltd.	98,500	180
	AEM Holdings Ltd.	177,254	173
*	Keppel Pacific Oak US REIT	462,700	113
*	Manulife US REIT	783,584	86
	Nanofilm Technologies International Ltd.	74,400	46
*	COSCO Shipping International Singapore Co. Ltd.	379,700	39
*,1,3	Ezra Holdings Ltd.	344,056	—
*,3	Eagle Hospitality Trust	242,300	—
			162,541
South Africa (0.3%)
	Naspers Ltd. Class N	107,291	25,358
[1]	FirstRand Ltd.	3,079,843	13,532
	Standard Bank Group Ltd.	813,577	11,201
[1]	Capitec Bank Holdings Ltd.	51,713	9,342
	Gold Fields Ltd.	546,120	9,006
	Anglogold Ashanti plc	267,483	7,463
	MTN Group Ltd.	1,117,763	5,551
	Sanlam Ltd.	1,057,680	5,270
	Shoprite Holdings Ltd.	283,860	4,902
	Nedbank Group Ltd.	286,727	4,860
	Absa Group Ltd.	503,943	4,830
	Bid Corp. Ltd.	200,233	4,721
	Harmony Gold Mining Co. Ltd.	332,388	3,606
	Discovery Ltd.	318,251	3,263
	Bidvest Group Ltd.	199,885	3,235
*	Impala Platinum Holdings Ltd.	486,423	3,211
	Clicks Group Ltd.	141,388	3,026
	NEPI Rockcastle NV	350,785	2,744
	Reinet Investments SCA	90,558	2,526
	Remgro Ltd.	283,325	2,468
	Mr Price Group Ltd.	164,108	2,394
	Aspen Pharmacare Holdings Ltd.	224,127	2,277
	Vodacom Group Ltd.	334,653	2,095
	Sasol Ltd.	358,662	2,016
[2]	Pepkor Holdings Ltd.	1,502,121	1,950
	Old Mutual Ltd.	2,816,207	1,944
*	Sibanye Stillwater Ltd.	1,664,246	1,940
	Woolworths Holdings Ltd.	514,024	1,906
	Foschini Group Ltd.	194,024	1,695
	Anglo American Platinum Ltd.	42,511	1,671
[1]	Outsurance Group Ltd.	485,937	1,663
[1]	Growthpoint Properties Ltd.	2,087,845	1,550
	Northam Platinum Holdings Ltd.	204,034	1,510
	Investec Ltd.	173,791	1,357
	Truworths International Ltd.	211,610	1,347
[1]	Exxaro Resources Ltd.	141,825	1,337
	Tiger Brands Ltd.	95,538	1,286
	Momentum Group Ltd.	767,927	1,253
	AVI Ltd.	179,120	1,123
*	Multichoice Group	165,806	1,046
	Redefine Properties Ltd.	3,743,410	1,038
*	SPAR Group Ltd.	126,055	910
[1]	Fortress Real Estate Investments Ltd. Class B	807,134	861
	Life Healthcare Group Holdings Ltd.	925,875	840
	Sappi Ltd.	311,190	837
	Motus Holdings Ltd.	123,684	828
	Vukile Property Fund Ltd.	703,474	744
	Hyprop Investments Ltd.	283,893	672
	Netcare Ltd.	772,623	650
[1]	African Rainbow Minerals Ltd.	60,755	612

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kumba Iron Ore Ltd.	30,338	575
	Reunert Ltd.	125,079	571
	Thungela Resources Ltd.	73,464	530
	Resilient REIT Ltd.	157,411	499
	Barloworld Ltd.	100,195	472
	Coronation Fund Managers Ltd.	206,818	471
	Santam Ltd.	21,925	463
*	Pick n Pay Stores Ltd.	319,784	461
	AECI Ltd.	84,156	461
	Hosken Consolidated Investments Ltd.	40,581	427
[2]	Dis-chem Pharmacies Ltd.	207,475	426
	Attacq Ltd.	475,772	354
[1]	Equites Property Fund Ltd.	436,346	348
	Grindrod Ltd.	410,899	329
	Afrimat Ltd.	84,822	320
	Omnia Holdings Ltd.	78,627	300
*	MAS plc	280,278	291
	DRDGOLD Ltd.	235,199	287
	Super Group Ltd.	216,350	276
	Ninety One Ltd.	117,635	251
	Sun International Ltd.	95,252	246
	JSE Ltd.	33,129	236
*	Telkom SA SOC Ltd.	152,632	235
*	KAP Ltd.	1,215,044	227
	DataTec Ltd.	96,451	221
	Burstone Group Ltd.	400,652	214
*	Astral Foods Ltd.	21,408	210
*	We Buy Cars Pty Ltd.	94,241	193
	Curro Holdings Ltd.	249,842	181
			181,542
South Korea (1.0%)
	Samsung Electronics Co. Ltd. (XKRX)	2,892,730	122,828
	SK Hynix Inc.	329,017	43,073
	Hyundai Motor Co.	81,027	12,481
	Celltrion Inc.	87,781	11,542
	Shinhan Financial Group Co. Ltd.	291,482	10,858
	KB Financial Group Inc.	166,273	10,819
	POSCO Holdings Inc.	42,843	10,323
	NAVER Corp.	83,033	10,157
	Kia Corp.	151,495	10,018
*,2	Samsung Biologics Co. Ltd.	10,713	7,748
	Hyundai Mobis Co. Ltd.	41,296	7,422
	Samsung SDI Co. Ltd. (XKRX)	30,824	7,227
*	LG Energy Solution Ltd.	24,298	7,131
*	Alteogen Inc.	25,650	6,945
	Hana Financial Group Inc.	159,923	6,900
	LG Chem Ltd. (XKRX)	28,473	6,402
	Kakao Corp.	199,192	5,302
*	Krafton Inc.	21,728	5,195
	Hanwha Aerospace Co. Ltd.	18,873	4,994
	KT&G Corp.	61,037	4,848
	Samsung Fire & Marine Insurance Co. Ltd.	19,862	4,815
	Samsung C&T Corp.	50,595	4,272
	LG Electronics Inc. (XKRX)	65,143	4,195
	Meritz Financial Group Inc.	55,457	4,104
	Woori Financial Group Inc.	360,919	4,018
	Korea Zinc Co. Ltd.	5,130	3,697
*	Doosan Enerbility Co. Ltd.	251,028	3,607
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	25,884	3,425
*	HLB Inc.	71,595	3,397
*	Ecopro Co. Ltd.	59,696	3,384
*	Ecopro BM Co. Ltd.	27,552	3,362
*	SK Square Co. Ltd.	55,274	3,338
	Yuhan Corp.	32,990	3,293
	Samsung Life Insurance Co. Ltd.	44,525	3,258
	HD Hyundai Electric Co. Ltd.	13,252	3,102
*	SK Innovation Co. Ltd.	36,391	3,075
	LG Corp.	52,482	2,868
	Samsung Electro-Mechanics Co. Ltd.	33,447	2,844

Total World Stock Index Fund
		Shares	Market Value• ($000)
	POSCO Future M Co. Ltd.	17,331	2,783
*	Samsung Heavy Industries Co. Ltd.	386,937	2,669
	KB Financial Group Inc. ADR (XNYS)	39,869	2,601
	Korea Electric Power Corp.	152,283	2,546
	Korean Air Lines Co. Ltd.	138,504	2,391
	Samsung SDS Co. Ltd.	22,032	2,272
	SK Inc.	21,206	2,269
	Hyundai Glovis Co. Ltd.	24,430	2,149
	HMM Co. Ltd.	171,893	2,124
	DB Insurance Co. Ltd.	26,486	2,088
	KakaoBank Corp.	131,263	2,046
	Hyundai Rotem Co. Ltd.	43,391	1,947
	Korea Aerospace Industries Ltd.	41,870	1,766
	Hanmi Semiconductor Co. Ltd.	26,832	1,746
*	Hyundai Heavy Industries Co. Ltd.	13,256	1,745
	HYBE Co. Ltd.	12,682	1,699
	Industrial Bank of Korea	162,267	1,653
*	LigaChem Biosciences Inc.	17,750	1,648
*	Ecopro Materials Co. Ltd.	20,248	1,625
*	LG Display Co. Ltd.	196,099	1,498
	Coway Co. Ltd.	32,664	1,492
	NCSoft Corp.	9,398	1,475
*	SK Biopharmaceuticals Co. Ltd.	17,234	1,464
	HD Hyundai Co. Ltd.	24,902	1,437
	Amorepacific Corp.	16,665	1,407
	Korea Investment Holdings Co. Ltd.	22,980	1,275
*	SKC Co. Ltd.	11,579	1,250
	Samsung Securities Co. Ltd.	37,845	1,249
	JB Financial Group Co. Ltd.	96,140	1,247
*	L&F Co. Ltd.	14,686	1,244
	LG H&H Co. Ltd. (XKRX)	5,185	1,241
*	Samsung E&A Co. Ltd.	94,870	1,221
	LIG Nex1 Co. Ltd.	6,458	1,149
	Hankook Tire & Technology Co. Ltd.	44,973	1,145
	Hanjin Kal Corp.	18,400	1,123
	Hyosung Heavy Industries Corp.	3,869	1,113
*	Hanwha Ocean Co. Ltd.	57,347	1,104
	BNK Financial Group Inc.	160,128	1,092
	Hanmi Pharm Co. Ltd.	4,634	1,070
	LG Innotek Co. Ltd.	8,406	1,067
	Posco International Corp.	27,573	1,035
	Kumho Petrochemical Co. Ltd.	9,942	1,024
*	Enchem Co. Ltd.	8,052	1,005
*	CosmoAM&T Co. Ltd.	13,240	982
	Orion Corp.Republic of Korea	13,585	979
	HD HYUNDAI MIPO	12,355	977
	Hanwha Solutions Corp.	62,534	960
	CJ CheilJedang Corp. (XKRX)	4,831	956
	S-Oil Corp.	23,011	955
	LS Electric Co. Ltd.	9,019	945
	Mirae Asset Securities Co. Ltd.	143,114	933
	Hyundai Steel Co.	50,193	917
	Hyundai Engineering & Construction Co. Ltd.	44,303	892
	Samyang Foods Co. Ltd.	2,385	889
	LG Uplus Corp.	121,959	884
	Fila Holdings Corp.	30,205	872
	NH Investment & Securities Co. Ltd.	89,658	863
	GS Holdings Corp.	27,569	821
	Doosan Bobcat Inc.	29,777	802
	Hyundai Marine & Fire Insurance Co. Ltd.	36,323	797
	LS Corp.	10,464	786
	Sam Chun Dang Pharm Co. Ltd.	7,881	764
	KIWOOM Securities Co. Ltd.	7,824	758
	Kangwon Land Inc.	57,100	737
	Lotte Chemical Corp.	10,586	728
	LEENO Industrial Inc.	5,543	722
	IsuPetasys Co. Ltd.	28,046	714
*	Peptron Inc.	11,231	710
*	Hugel Inc.	3,569	702
*	Hanall Biopharma Co. Ltd.	21,177	671

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hotel Shilla Co. Ltd.	20,831	669
	Classys Inc.	18,151	662
	POSCO Holdings Inc. (XNYS) ADR	10,691	643
*	Hanwha Industrial Solutions Co. Ltd.	20,905	641
	Eo Technics Co. Ltd.	5,093	618
	CJ Corp.	8,191	607
*	Doosan Robotics Inc.	11,905	599
*	Kum Yang Co. Ltd.	20,076	598
	Green Cross Corp.	5,052	592
	PharmaResearch Co. Ltd.	3,641	591
	TechWing Inc.	18,768	588
	HPSP Co. Ltd.	26,813	586
*	Pearl Abyss Corp.	20,953	584
	Posco DX Co. Ltd.	29,436	575
	Youngone Corp.	18,817	574
	Poongsan Corp.	11,418	571
	Samsung Card Co. Ltd.	19,318	563
*	Hanwha Engine	54,643	561
	Hanwha Corp. (XKRX)	27,321	552
	JYP Entertainment Corp.	15,420	542
*,2	Netmarble Corp.	12,685	530
	E-MART Inc.	11,201	527
	DB HiTek Co. Ltd.	18,856	525
	Cheil Worldwide Inc.	38,524	514
	HL Mando Co. Ltd.	19,684	514
*	SK Bioscience Co. Ltd.	13,099	511
*	Celltrion Pharm Inc.	11,407	510
*	Korea Gas Corp.	17,814	504
	Hanwha Systems Co. Ltd.	37,816	497
*	APR Corp.	13,875	497
	S-1 Corp.	10,560	494
	KCC Corp.	2,592	491
	NongShim Co. Ltd.	1,810	490
	OCI Holdings Co. Ltd.	9,856	488
*	Daejoo Electronic Materials Co. Ltd.	6,274	486
	Doosan Co. Ltd.	3,387	485
	DGB Financial Group Inc.	82,047	484
	Cosmax Inc.	4,295	468
	Hyundai Elevator Co. Ltd.	13,632	466
	CS Wind Corp.	10,815	455
	Hyosung TNC Corp.	1,998	445
	Hanmi Science Co. Ltd.	12,822	441
	Kolmar Korea Co. Ltd.	8,611	438
	Jusung Engineering Co. Ltd.	19,828	436
	Green Cross Holdings Corp.	36,790	436
	Hyundai Doosan Infracore Co. Ltd.	89,646	429
	Hanwha Life Insurance Co. Ltd.	200,116	427
*	Silicon2 Co. Ltd.	15,544	423
*	GS Engineering & Construction Corp.	32,813	421
	Korean Reinsurance Co.	61,215	417
*	Oscotec Inc.	20,441	416
	KEPCO Plant Service & Engineering Co. Ltd.	12,468	403
	Dongsuh Cos. Inc.	20,882	402
	Shinsegae Inc.	3,622	402
	F&F Co. Ltd.	8,915	402
	PSK Inc.	27,146	401
	ST Pharm Co. Ltd.	5,481	395
	GS Retail Co. Ltd.	25,046	392
	Hansol Chemical Co. Ltd.	4,231	384
	Douzone Bizon Co. Ltd.	8,988	383
*	People & Technology Inc.	10,131	381
*	ABLBio Inc.	14,103	380
[1]	Soulbrain Co. Ltd.	2,606	380
	Pan Ocean Co. Ltd.	146,753	376
*	Naturecell Co. Ltd.	23,800	375
*	Lunit Inc.	13,146	375
	LX International Corp.	17,052	374
	Medytox Inc.	3,003	372
	Park Systems Corp.	2,424	372
*	Rainbow Robotics	4,213	369

Total World Stock Index Fund
		Shares	Market Value• ($000)
	DL E&C Co. Ltd.	16,399	367
*	Wemade Co. Ltd.	13,053	364
	BGF retail Co. Ltd.	4,319	361
*	WONIK IPS Co. Ltd.	18,108	359
	SM Entertainment Co. Ltd.	7,005	358
	Lotte Shopping Co. Ltd.	7,496	357
	Seegene Inc.	20,038	348
	Hyundai Autoever Corp.	3,593	348
	KEPCO Engineering & Construction Co. Inc.	7,001	346
	Daewoong Pharmaceutical Co. Ltd.	3,006	345
*,2	SK IE Technology Co. Ltd.	13,993	345
*	HLB Life Science Co. Ltd.	53,557	341
	SK REITs Co. Ltd.	98,664	331
*	Daewoo Engineering & Construction Co. Ltd.	128,480	328
	HDC Hyundai Development Co-Engineering & Construction	22,781	327
	Chong Kun Dang Pharmaceutical Corp.	4,392	326
*	ISU Specialty Chemical	11,155	325
	LOTTE Fine Chemical Co. Ltd.	9,334	312
	Hyosung Advanced Materials Corp.	1,626	312
*	VT Co. Ltd.	12,794	312
	Cheryong Electric Co. Ltd.	8,273	312
*	Joongang Advanced Materials Co. Ltd.	37,857	312
	Soop Co. Ltd.	4,462	309
*	Fadu Inc.	19,989	309
	Koh Young Technology Inc.	39,103	307
	Hyundai Wia Corp.	10,205	307
	Dongjin Semichem Co. Ltd.	15,849	306
	Lotte Energy Materials Corp.	11,227	305
*	Kakaopay Corp.	17,305	305
	TCC Steel	9,727	304
	ISC Co. Ltd.	6,564	304
	Sebang Global Battery Co. Ltd.	5,794	296
*	Kakao Games Corp.	23,142	296
*	SOLUM Co. Ltd.	21,402	295
*	Taihan Electric Wire Co. Ltd.	33,792	285
	DongKook Pharmaceutical Co. Ltd.	21,955	285
	Advanced Nano Products Co. Ltd.	4,508	281
	CJ Logistics Corp.	4,399	279
	DoubleUGames Co. Ltd.	7,242	278
*	Kumho Tire Co. Inc.	85,471	274
*	Synopex Inc.	52,890	273
*	HLB Therapeutics Co. Ltd.	40,844	272
	Shinsung Delta Tech Co. Ltd.	8,477	271
	HK inno N Corp.	7,555	270
	SK Networks Co. Ltd.	70,592	268
*	Chabiotech Co. Ltd.	21,371	266
	ESR Kendall Square REIT Co. Ltd.	73,044	264
	Paradise Co. Ltd.	34,477	263
*	CJ ENM Co. Ltd.	5,763	262
	Daou Technology Inc.	19,687	261
*	Seojin System Co. Ltd.	12,648	259
	Hankook Shell Oil Co. Ltd.	1,097	257
	Korea Asset In Trust Co. Ltd.	119,588	253
	Hanon Systems	88,115	252
	LX Semicon Co. Ltd.	5,715	252
	Hite Jinro Co. Ltd.	16,354	251
*	Mezzion Pharma Co. Ltd.	9,718	251
	Innocean Worldwide Inc.	17,506	251
*	Creative & Innovative System	39,334	248
*	Hyundai Bioscience Co. Ltd.	19,652	246
	Lotte Corp.	14,118	244
	Youngone Holdings Co. Ltd.	3,801	243
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	242
	Hyundai Construction Equipment Co. Ltd.	6,479	241
	SL Corp.	9,952	237
*	Eubiologics Co. Ltd.	21,312	237
	AMOREPACIFIC Group	14,537	234
	SK Chemicals Co. Ltd.	6,442	232
	Hanwha General Insurance Co. Ltd.	66,514	230
	Lotte Chilsung Beverage Co. Ltd.	2,581	228

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Taekwang Industrial Co. Ltd.	481	227
*	Pharmicell Co. Ltd.	62,387	227
	Dentium Co. Ltd.	3,940	224
	Daeduck Electronics Co. Ltd.	18,162	223
	Eugene Technology Co. Ltd.	8,350	223
*	Binex Co. Ltd.	15,146	221
	Shinhan Financial Group Co. Ltd. ADR	5,816	220
*	Lake Materials Co. Ltd.	20,511	218
*	Bioneer Corp.	12,524	215
	HL Holdings Corp.	8,477	214
	Hana Micron Inc.	26,234	212
*	Cosmochemical Co. Ltd.	13,762	212
	BH Co. Ltd.	17,644	211
*	Jeju Air Co. Ltd.	30,603	211
	Hyundai Department Store Co. Ltd.	6,181	210
	Ottogi Corp.	679	207
	Hanssem Co. Ltd.	5,339	205
	Ecopro HN Co. Ltd.	6,106	205
	Kolon Industries Inc.	8,682	204
	Daewoong Co. Ltd.	10,718	201
*	Doosan Fuel Cell Co. Ltd.	16,064	201
	LX Holdings Corp.	38,930	201
*	Foosung Co. Ltd.	43,488	196
	DL Holdings Co. Ltd.	6,552	194
*	GemVax & Kael Co. Ltd.	19,522	194
	Shinhan Alpha REIT Co. Ltd.	45,280	190
	Partron Co. Ltd.	36,101	186
	JR Global REIT	82,399	186
	Hyundai Green Food	22,101	186
	LS Materials Ltd.	16,581	184
	SK Gas Ltd.	1,264	182
	Han Kuk Carbon Co. Ltd.	23,265	182
*	Amicogen Inc.	53,231	181
	Tokai Carbon Korea Co. Ltd.	2,959	181
	S&S Tech Corp.	10,826	180
	GC Cell Corp.	7,163	180
	Hansol Paper Co. Ltd.	26,412	179
	NICE Information Service Co. Ltd.	22,233	178
*	Asiana Airlines Inc.	24,040	175
	Hankook & Co. Co. Ltd.	14,228	172
	Korea Electric Terminal Co. Ltd.	3,118	172
*	Shin Poong Pharmaceutical Co. Ltd.	19,421	171
	Sam-A Aluminum Co. Ltd.	4,619	169
	Posco M-Tech Co. Ltd.	14,440	166
	Innox Advanced Materials Co. Ltd.	9,317	165
	JW Pharmaceutical Corp.	8,446	164
	NEXTIN Inc.	3,543	164
	SFA Engineering Corp.	10,655	162
	YG Entertainment Inc.	5,887	162
*	Cafe24 Corp.	9,349	162
	OCI Co. Ltd.	3,110	162
*	Lotte Tour Development Co. Ltd.	22,998	161
	Hana Tour Service Inc.	4,494	159
	LOTTE REIT Co. Ltd.	64,933	158
*	Hanwha Investment & Securities Co. Ltd.	59,216	152
	NHN Corp.	12,518	152
	Samyang Holdings Corp.	2,925	150
*	SD Biosensor Inc.	22,765	149
	Youlchon Chemical Co. Ltd.	7,162	148
	SIMMTECH Co. Ltd.	12,556	148
*	Ananti Inc.	39,587	146
	Seobu T&D	32,649	146
*	W Scope Chungju Plant Co. Ltd.	11,680	144
	Lotte Wellfood Co. Ltd.	1,518	143
	KCC Glass Corp.	4,931	140
*	Duk San Neolux Co. Ltd.	7,056	139
	Binggrae Co. Ltd.	2,977	136
	HAESUNG DS Co. Ltd.	7,122	136
	Com2uSCorp	4,149	130
*	Il Dong Pharmaceutical Co. Ltd.	13,165	129

Total World Stock Index Fund
		Shares	Market Value• ($000)
	LF Corp.	11,703	127
	Intellian Technologies Inc.	3,402	127
	Korea Petrochemical Ind Co. Ltd.	1,618	126
	Orion Holdings Corp.	10,345	126
	Daesang Corp.	8,390	125
	INTOPS Co. Ltd.	8,598	125
	Doosan Tesna Inc.	5,820	125
*	SK oceanplant Co. Ltd.	12,959	125
*	Nexon Games Co. Ltd.	12,037	124
*	CJ CGV Co. Ltd.	30,053	122
	i-SENS Inc.	8,808	122
	Myoung Shin Industrial Co. Ltd.	12,556	122
	Hancom Inc.	8,867	121
	Lotte Rental Co. Ltd.	5,834	121
	Unid Co. Ltd.	2,363	119
	Hanjin Transportation Co. Ltd.	8,540	118
*	GeneOne Life Science Inc.	65,440	118
	Seoul Semiconductor Co. Ltd.	17,246	117
	Hansol Technics Co. Ltd.	36,915	116
*	PI Advanced Materials Co. Ltd.	7,673	114
*	Samsung Pharmaceutical Co. Ltd.	98,938	112
	Solid Inc.	33,987	112
	Sungwoo Hitech Co. Ltd.	24,178	109
	TKG Huchems Co. Ltd.	7,579	109
*	Dawonsys Co. Ltd.	13,580	109
*	SFA Semicon Co. Ltd.	40,560	107
	L&C Bio Co. Ltd.	8,321	107
	HDC Holdings Co. Ltd.	13,059	106
	Ahnlab Inc.	2,466	106
	KC Tech Co. Ltd.	4,074	105
	Advanced Process Systems Corp.	7,905	101
[1]	MegaStudyEdu Co. Ltd.	3,258	101
*	Sungeel Hitech Co. Ltd.	2,563	101
	SNT Motiv Co. Ltd.	3,039	100
	Solus Advanced Materials Co. Ltd.	11,130	100
	InBody Co. Ltd.	5,601	99
	Caregen Co. Ltd.	8,119	99
*	Humasis Co. Ltd.	70,056	99
	Daeduck Co. Ltd.	21,502	97
	Dong-A Socio Holdings Co. Ltd.	1,084	97
	SK Discovery Co. Ltd.	3,913	96
	Tongyang Inc.	175,206	96
	Dongkuk Steel Mill Co. Ltd.	15,002	95
	Boryung	11,701	94
	Nexen Tire Corp.	19,052	93
*	Insun ENT Co. Ltd.	22,663	91
	Namyang Dairy Products Co. Ltd.	180	90
	Dong-A ST Co. Ltd.	1,589	88
	Tongyang Life Insurance Co. Ltd.	19,837	88
	Songwon Industrial Co. Ltd.	8,840	87
	iMarketKorea Inc.	14,356	87
*	AbClon Inc.	7,364	87
*	Chunbo Co. Ltd.	2,163	87
	Seah Besteel Holdings Corp.	6,003	86
*	Korea Line Corp.	65,526	86
	Soulbrain Holdings Co. Ltd.	2,470	86
	Hanil Cement Co. Ltd.	8,300	85
*	Shinsung E&G Co. Ltd.	81,277	85
*	DIO Corp.	6,970	84
	Hyosung Corp.	2,345	84
	Neowiz	5,514	83
	Hansae Co. Ltd.	7,440	83
	IS Dongseo Co. Ltd.	5,641	82
	KISCO Corp.	12,779	82
	Korea United Pharm Inc.	5,473	82
	Samwha Capacitor Co. Ltd.	3,429	81
	SPC Samlip Co. Ltd.	2,239	80
	LX Hausys Ltd.	2,811	80
	Yuanta Securities Korea Co. Ltd.	38,496	79
	Able C&C Co. Ltd.	15,248	79

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yunsung F&C Co. Ltd.	1,988	79
	Zinus Inc.	4,478	78
	Webzen Inc.	6,293	77
	GOLFZON Co. Ltd.	1,620	76
	TES Co. Ltd.	6,231	75
	KISWIRE Ltd.	5,342	74
	Eugene Investment & Securities Co. Ltd.	26,002	74
*	CMG Pharmaceutical Co. Ltd.	48,693	73
*	CrystalGenomics Invites Co. Ltd.	40,355	73
	Aekyung Industrial Co. Ltd.	6,362	73
	Samchully Co. Ltd.	1,099	72
	Harim Holdings Co. Ltd.	18,041	70
	Gradiant Corp.	7,973	69
	Dongwon F&B Co. Ltd.	2,980	68
	Hyundai Home Shopping Network Corp.	1,970	68
*	KMW Co. Ltd.	11,857	68
*	BNC Korea Co. Ltd.	19,712	68
	Sung Kwang Bend Co. Ltd.	7,218	67
	Grand Korea Leisure Co. Ltd.	8,051	67
	Mcnex Co. Ltd.	5,314	66
*	Genexine Inc.	12,258	65
*	Komipharm International Co. Ltd.	20,136	63
	Young Poong Corp.	219	63
	SK Securities Co. Ltd.	167,425	62
*,3	NKMax Co. Ltd.	42,604	62
	Dongwon Industries Co. Ltd.	2,506	61
	HS Industries Co. Ltd.	19,810	61
	RFHIC Corp.	6,535	61
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	61
*	Studio Dragon Corp.	2,043	60
	Handsome Co. Ltd.	5,208	59
	NICE Holdings Co. Ltd.	7,180	59
*	Yungjin Pharmaceutical Co. Ltd.	33,594	58
*,3	Cellivery Therapeutics Inc.	11,508	56
*	Bukwang Pharmaceutical Co. Ltd.	15,591	55
	Humedix Co. Ltd.	2,506	55
*	Daea TI Co. Ltd.	27,911	54
	Hyundai Corp.	3,860	54
	Huons Global Co. Ltd.	2,154	54
	ENF Technology Co. Ltd.	4,657	54
*	Danal Co. Ltd.	23,723	54
*	Wysiwyg Studios Co. Ltd.	61,836	54
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	52
	Hyundai GF Holdings	16,214	52
	UniTest Inc.	7,083	52
	Samyang Corp.	1,434	51
	Vieworks Co. Ltd.	2,977	51
	Huons Co. Ltd.	2,533	50
	E1 Corp.	906	49
	Daehan Flour Mill Co. Ltd.	505	49
	iNtRON Biotechnology Inc.	11,424	48
	NHN KCP Corp.	9,232	48
*	HLB Global Co. Ltd.	16,503	48
	TK Corp.	5,206	46
	Chongkundang Holdings Corp.	1,116	45
	LOTTE Himart Co. Ltd.	7,687	44
	KH Vatec Co. Ltd.	6,489	43
	Ilyang Pharmaceutical Co. Ltd.	4,628	42
	Dongkuk CM Co. Ltd.	9,042	42
*	Enplus Co. Ltd.	42,880	42
	Namhae Chemical Corp.	8,782	41
*	NEPES Corp.	7,196	41
	Cuckoo Homesys Co. Ltd.	2,535	41
	Modetour Network Inc.	5,632	41
*	Hanwha Galleria Corp.	43,185	40
	Daol Investment & Securities Co. Ltd.	17,627	36
*	Helixmith Co. Ltd.	13,268	35
	Shinsegae International Inc.	3,565	34
*	MedPacto Inc.	8,845	34
	Eusu Holdings Co. Ltd.	8,911	33

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Maeil Dairies Co. Ltd.	1,189	33
*	Hyosung Chemical Corp.	1,134	33
*	ITM Semiconductor Co. Ltd.	2,429	32
*	HJ Shipbuilding & Construction Co. Ltd.	16,684	28
	KC Co. Ltd.	2,009	27
*	Namsun Aluminum Co. Ltd.	27,772	27
	Toptec Co. Ltd.	6,950	26
*	Sangsangin Co. Ltd.	20,545	25
	Jeil Pharmaceutical Co. Ltd.	2,433	25
*	Enzychem Lifesciences Corp.	24,522	25
*	Interflex Co. Ltd.	3,142	23
*,3	Kuk-il Paper Manufacturing Co. Ltd.	26,987	16
*	Wonik Holdings Co. Ltd.	9,162	15
*	HS Hyosung Corp.	521	15
*	KUMHOE&C Co. Ltd.	6,780	14
	Kolon Corp.	1,221	13
	Hansol Holdings Co. Ltd.	6,330	11
	CJ Freshway Corp.	588	8
	Daishin Securities Co. Ltd.	12	—
			546,426
Spain (0.6%)
	Iberdrola SA (XMAD)	3,668,753	54,498
	Banco Santander SA	9,154,802	44,725
	Industria de Diseno Textil SA	641,379	36,568
	Banco Bilbao Vizcaya Argentaria SA	3,470,414	34,547
	Amadeus IT Group SA	270,212	19,589
	CaixaBank SA	2,412,887	14,704
	Ferrovial SE	319,533	12,824
[2]	Cellnex Telecom SA	343,807	12,627
	Telefonica SA	2,568,935	12,055
[2]	Aena SME SA	43,154	9,564
	Repsol SA	724,508	9,070
	Banco de Sabadell SA	3,173,945	6,190
	ACS Actividades de Construccion y Servicios SA	119,685	5,740
	Redeia Corp. SA	268,286	4,967
	Endesa SA	188,174	4,061
	Bankinter SA	385,171	3,142
	Merlin Properties Socimi SA	265,948	2,968
	Enagas SA	150,882	2,140
	Naturgy Energy Group SA	77,327	1,925
*	Grifols SA	168,916	1,896
	Acciona SA	13,800	1,771
	Mapfre SA	553,170	1,581
	Viscofan SA	22,671	1,516
	Fluidra SA	54,452	1,472
	Vidrala SA (XMAD)	13,520	1,462
	Inmobiliaria Colonial Socimi SA	225,052	1,364
	Indra Sistemas SA	75,273	1,327
	Sacyr SA (XMAD)	369,423	1,230
[2]	Unicaja Banco SA	867,593	1,091
	Acerinox SA	118,186	1,083
	Logista Integral SA	34,694	1,063
	Laboratorios Farmaceuticos Rovi SA	12,507	1,062
	CIE Automotive SA	24,936	669
	Faes Farma SA	171,977	661
	Corp. ACCIONA Energias Renovables SA	31,129	644
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	568
	Pharma Mar SA	7,305	563
	Almirall SA	56,357	550
	Melia Hotels International SA	70,054	521
	Atresmedia Corp. de Medios de Comunicacion SA	108,173	513
*	Solaria Energia y Medio Ambiente SA	44,568	467
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	355,649	450
[2]	Neinor Homes SA	21,926	360
*	Tecnicas Reunidas SA	28,520	345
	Lar Espana Real Estate Socimi SA	30,983	277
[2]	Gestamp Automocion SA	80,894	238
	Ence Energia y Celulosa SA	65,595	205
[2]	Global Dominion Access SA	47,418	134

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Prosegur Cia de Seguridad SA	62,000	127
*	Distribuidora Internacional de Alimentacion SA	6,034,792	82
	Banco Santander SA ADR	16,687	81
*	Applus Services SA	5,734	79
[2]	Prosegur Cash SA	110,532	65
			317,421
Sweden (0.8%)
	Atlas Copco AB Class A	1,680,088	27,727
	Investor AB Class B	886,129	25,081
	Volvo AB Class B	933,085	24,304
	Assa Abloy AB Class B	600,639	18,814
	Telefonaktiebolaget LM Ericsson Class B	1,698,953	14,244
	Investor AB Class A (XSTO)	479,850	13,623
	Sandvik AB	668,478	13,158
	Skandinaviska Enskilda Banken AB Class A	930,601	13,143
	Hexagon AB Class B	1,313,693	12,282
	EQT AB	388,502	11,272
	Atlas Copco AB Class B	766,103	11,139
	Swedbank AB Class A	541,443	10,986
[2]	Evolution AB	112,563	10,642
	Essity AB Class B	371,454	10,497
	Svenska Handelsbanken AB Class A	852,482	8,858
	Alfa Laval AB	191,440	8,475
	Epiroc AB Class B	343,390	5,916
	H & M Hennes & Mauritz AB Class B	366,229	5,460
	Epiroc AB Class A	275,614	5,383
	Boliden AB	170,012	5,319
	Telia Co. AB	1,522,835	4,429
	Indutrade AB	160,634	4,371
	Skanska AB Class B	212,437	4,325
	Trelleborg AB Class B	129,604	4,311
	Nibe Industrier AB Class B	862,935	4,184
	Lifco AB Class B	134,980	4,028
	Saab AB Class B	193,497	3,974
	SKF AB Class B	208,985	3,964
	Svenska Cellulosa AB SCA Class B	288,834	3,824
	AddTech AB Class B	135,241	3,765
	Beijer Ref AB	245,960	3,705
	Volvo AB Class A	137,393	3,605
	Industrivarden AB Class C	101,406	3,486
*	Castellum AB	277,963	3,481
*	Swedish Orphan Biovitrum AB	110,362	3,443
	Tele2 AB Class B	326,292	3,424
	Securitas AB Class B	290,083	3,413
	AAK AB	104,046	2,987
*	Fastighets AB Balder Class B	375,510	2,921
	Sagax AB Class B	106,739	2,572
	Investment AB Latour Class B	87,285	2,409
	Getinge AB Class B	133,366	2,359
	Sectra AB Class B	87,975	2,343
	Industrivarden AB Class A	65,328	2,253
	L E Lundbergforetagen AB Class B	45,184	2,237
	Lagercrantz Group AB Class B	107,765	2,110
	Nordnet AB publ	100,318	2,087
	Sweco AB Class B	115,185	1,947
[2]	Thule Group AB	56,572	1,894
	Fortnox AB	301,435	1,840
	Holmen AB Class B	44,698	1,766
	Mycronic AB	45,303	1,765
	Wihlborgs Fastigheter AB	150,131	1,578
*	Embracer Group AB	541,372	1,565
	Avanza Bank Holding AB	74,118	1,544
	SSAB AB Class B	325,301	1,535
	Hemnet Group AB	45,425	1,432
	Axfood AB	61,773	1,379
	Hexpol AB	137,650	1,309
	Loomis AB	41,240	1,292
[2]	Munters Group AB	78,206	1,267
	Svenska Cellulosa AB SCA Class A	95,046	1,245

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Husqvarna AB Class B	190,795	1,232
	Billerud Aktiebolag	133,946	1,189
	Elekta AB Class B	197,036	1,187
*,2	BoneSupport Holding AB	37,448	1,179
	Catena AB	25,376	1,163
	Bure Equity AB	32,145	1,151
*,2	Sinch AB	381,309	1,139
	Fabege AB	141,077	1,125
	Kinnevik AB Class B	156,826	1,116
*	Camurus AB	18,670	1,050
	Sagax AB Class D	350,256	1,049
	Nyfosa AB	98,624	998
*	Electrolux AB Class B	116,040	974
	Hufvudstaden AB Class A	82,358	973
[2]	Dometic Group AB	178,644	970
	Vitrolife AB	41,855	931
	Wallenstam AB Class B	196,589	930
	Betsson AB Class B	68,933	918
	Electrolux Professional AB Class B	132,033	910
	Pandox AB	52,139	907
	Vitec Software Group AB Class B	20,803	907
	NCC AB Class B	57,908	862
	AddLife AB Class B	66,485	845
*,1	Volvo Car AB Class B	378,147	817
	SSAB AB Class A	168,737	812
[2]	Bravida Holding AB	109,084	810
	Lindab International AB	38,159	800
	Peab AB Class B	104,588	797
	AddNode Group AB	78,875	791
	Mips AB	16,018	786
	AFRY AB	51,008	768
	Beijer Alma AB	47,621	767
	Granges AB	58,280	689
	NCAB Group AB	111,573	688
	Alleima AB	106,123	649
	Storskogen Group AB Class B	773,923	642
	HMS Networks AB	16,203	603
	Bufab AB	16,727	600
	JM AB	34,146	579
	Nolato AB Class B	108,647	571
*,2	Scandic Hotels Group AB	76,153	492
[1]	Svenska Handelsbanken AB Class B	36,460	491
	Cibus Nordic Real Estate AB publ	30,270	489
	Biotage AB	32,349	486
	Medicover AB Class B	27,716	478
	Atrium Ljungberg AB Class B	23,563	473
	Arjo AB Class B	138,679	457
	Clas Ohlson AB Class B	27,471	455
	Truecaller AB Class B	100,726	451
*	Hexatronic Group AB	108,348	444
	Bilia AB Class A	37,365	441
	Troax Group AB	21,517	437
	MEKO AB	32,413	436
	Instalco AB	141,770	432
*	Sdiptech AB Class B	18,509	418
*	Modern Times Group MTG AB Class B	56,767	405
	INVISIO AB	15,780	399
*,2	Boozt AB	34,648	387
	SkiStar AB	22,611	348
[2]	Attendo AB	73,439	327
	Investment AB Oresund	29,831	317
	Dios Fastigheter AB	42,250	315
*	Better Collective A/S	23,975	315
	Cloetta AB Class B	124,219	312
	Platzer Fastigheter Holding AB Class B	34,923	296
	NP3 Fastigheter AB	12,702	296
	Ratos AB Class B	88,996	284
	Corem Property Group AB Class B	417,564	282
	Samhallsbyggnadsbolaget i Norden AB	524,544	279
	Systemair AB	34,023	260

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	BioArctic AB	17,661	244
	Fagerhult Group AB	35,407	200
*	Stillfront Group AB	258,261	180
	Volati AB	18,176	168
	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	155
*	Norion Bank AB	39,722	155
	Skandinaviska Enskilda Banken AB Class C	9,487	136
	Husqvarna AB Class A	13,494	87
	Intrum AB	19,998	65
	Telefonaktiebolaget LM Ericsson Class A	5,482	46
	NCC AB Class A	2,835	42
*,3	Ow Bunker A/S	3,210	—
			418,745
Switzerland (2.0%)
	Nestle SA (Registered)	1,569,131	148,271
	Novartis AG (Registered)	1,245,453	135,139
	Roche Holding AG	368,894	114,321
	UBS Group AG (Registered)	1,960,660	59,973
	ABB Ltd. (Registered)	965,738	53,667
	Zurich Insurance Group AG	87,828	51,784
	Cie Financiere Richemont SA Class A (Registered)	325,041	47,326
	Holcim AG	341,666	33,552
	Alcon Inc.	301,958	27,736
	Lonza Group AG (Registered)	42,765	26,314
	Sika AG (Registered)	93,049	25,916
	Roche Holding AG (Bearer)	70,051	23,808
	Givaudan SA (Registered)	4,861	23,077
	Swiss Re AG	177,291	22,638
	Partners Group Holding AG	13,584	18,689
	Swiss Life Holding AG (Registered)	17,605	14,336
	Geberit AG (Registered)	20,632	12,926
	Sandoz Group AG	266,936	12,169
	Sonova Holding AG (Registered)	30,337	11,101
	SGS SA (Registered)	92,029	9,743
	Swisscom AG (Registered)	15,440	9,407
	Straumann Holding AG (Registered)	67,323	8,876
	Schindler Holding AG (XSWX)	29,491	8,583
	Logitech International SA (Registered)	98,367	8,054
	Kuehne & Nagel International AG (Registered)	32,025	7,995
	Julius Baer Group Ltd.	125,341	7,642
	Chocoladefabriken Lindt & Spruengli AG	608	7,172
	Chocoladefabriken Lindt & Spruengli AG (Registered)	61	7,105
[2]	VAT Group AG	16,318	6,795
	Baloise Holding AG (Registered)	29,119	5,573
	Swiss Prime Site AG (Registered)	44,676	4,847
	SIG Group AG	195,597	4,221
	Swatch Group AG (Bearer)	20,484	4,203
	PSP Swiss Property AG (Registered)	27,045	3,841
	Barry Callebaut AG (Registered)	2,137	3,748
	Belimo Holding AG (Registered)	5,432	3,598
	Helvetia Holding AG (Registered)	21,102	3,564
	Georg Fischer AG (Registered)	48,414	3,513
*	Galderma Group AG	34,979	3,277
	EMS-Chemie Holding AG (Registered)	4,190	3,222
	Siegfried Holding AG (Registered)	2,404	3,140
	Adecco Group AG (Registered)	97,317	3,044
	Accelleron Industries AG	55,027	2,950
	Flughafen Zurich AG (Registered)	11,253	2,653
[2]	Galenica AG	29,467	2,565
	Avolta AG	64,336	2,558
	Temenos AG (Registered)	36,814	2,550
	Schindler Holding AG (Registered)	8,094	2,308
	Clariant AG (Registered)	150,666	2,094
	BKW AG	11,042	1,940
	Tecan Group AG (Registered)	7,308	1,847
	Swissquote Group Holding SA (Registered)	5,296	1,802
	Banque Cantonale Vaudoise (Registered)	16,615	1,656
	Cembra Money Bank AG	17,682	1,592
	Burckhardt Compression Holding AG	2,096	1,541

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Allreal Holding AG (Registered)	8,655	1,540
	Sulzer AG (Registered)	9,780	1,508
	DKSH Holding AG	21,071	1,505
	Bachem Holding AG	18,655	1,476
	SFS Group AG	10,110	1,447
	Comet Holding AG (Registered)	4,360	1,446
	dormakaba Holding AG	1,882	1,435
	Bucher Industries AG (Registered)	3,590	1,398
	Inficon Holding AG (Registered)	1,133	1,357
	VZ Holding AG	8,123	1,311
	Mobimo Holding AG (Registered)	4,188	1,298
	Emmi AG (Registered)	1,232	1,171
	Valiant Holding AG (Registered)	9,653	1,125
	Interroll Holding AG (Registered)	420	1,104
	Kardex Holding AG (Registered)	3,530	1,077
	Landis & Gyr Group AG	12,811	1,032
	Vontobel Holding AG (Registered)	15,042	979
*	Aryzta AG	548,265	970
	Ypsomed Holding AG (Registered)	2,131	945
	Stadler Rail AG	32,278	922
	ALSO Holding AG (Registered)	3,190	848
	Huber and Suhner AG (Registered)	8,927	845
	St. Galler Kantonalbank AG (Registered)	1,716	837
	EFG International AG	57,435	785
	Daetwyler Holding AG	4,486	756
	Bossard Holding AG (Registered) Class A	3,031	728
	Swatch Group AG (Registered)	16,004	648
	OC Oerlikon Corp. AG (Registered)	134,183	614
	Softwareone Holding AG	66,463	601
	Forbo Holding AG (Registered)	584	574
*	ams-OSRAM AG	55,146	535
	Zehnder Group AG	9,390	524
	SKAN Group AG	5,856	524
[2]	Medacta Group SA	3,604	479
*,2	Sensirion Holding AG	6,307	460
*	Basilea Pharmaceutica AG (Registered)	9,038	449
	Intershop Holding AG	3,071	432
*	Arbonia AG	29,171	411
	COSMO Pharmaceuticals NV	5,142	398
	Komax Holding AG (Registered)	2,676	340
	LEM Holding SA (Registered)	241	321
	Autoneum Holding AG	2,328	312
	Bell Food Group AG (Registered)	1,011	310
	Bystronic AG	797	304
	Investis Holding SA	2,249	287
	u-blox Holding AG	3,709	284
	Schweiter Technologies AG	619	283
	Implenia AG (Registered)	7,694	272
	APG SGA SA	1,157	264
*,2	PolyPeptide Group AG	7,414	247
*	DocMorris AG	5,577	219
	Vetropack Holding AG (Registered)	6,482	215
*,2	Montana Aerospace AG	11,959	211
	Rieter Holding AG (Registered)	1,877	199
	Leonteq AG	6,314	185
*,2	Medartis Holding AG	2,471	159
[2]	Medmix AG	12,792	147
*,1	Idorsia Ltd.	62,337	71
[1]	PIERER Mobility AG	5,140	71
	VP Bank AG Class A	742	63
			1,063,220
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	14,639,413	459,084
	Hon Hai Precision Industry Co. Ltd.	7,272,118	46,612
	MediaTek Inc.	903,766	35,182
	Delta Electronics Inc.	1,316,311	16,258
	Quanta Computer Inc.	1,618,690	14,700
	Fubon Financial Holding Co. Ltd.	4,931,428	13,776
	Cathay Financial Holding Co. Ltd.	5,586,710	11,799

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CTBC Financial Holding Co. Ltd.	9,888,715	10,962
	United Microelectronics Corp.	6,923,468	9,989
	ASE Technology Holding Co. Ltd.	2,047,262	9,654
	Mega Financial Holding Co. Ltd.	7,158,603	8,722
	Uni-President Enterprises Corp.	2,931,992	8,211
	E.Sun Financial Holding Co. Ltd.	9,387,372	7,982
	Yuanta Financial Holding Co. Ltd.	7,570,117	7,593
	Asustek Computer Inc.	429,677	7,587
	Wistron Corp.	1,677,152	5,637
	Chunghwa Telecom Co. Ltd.	1,482,000	5,626
	First Financial Holding Co. Ltd.	6,633,186	5,586
	Accton Technology Corp.	324,000	5,444
	Novatek Microelectronics Corp.	350,025	5,408
	Taiwan Cooperative Financial Holding Co. Ltd.	6,806,235	5,322
	SinoPac Financial Holdings Co. Ltd.	7,243,119	5,142
	China Steel Corp.	7,272,678	5,087
	China Development Financial Holding Corp.	9,518,685	4,905
	Hua Nan Financial Holdings Co. Ltd. Class C	6,192,970	4,883
	Yageo Corp.	282,024	4,797
	E Ink Holdings Inc.	481,272	4,504
	Realtek Semiconductor Corp.	292,420	4,291
	Largan Precision Co. Ltd.	61,020	4,274
	Nan Ya Plastics Corp.	3,260,545	4,201
	Taishin Financial Holding Co. Ltd.	7,738,190	4,111
	Chailease Holding Co. Ltd.	866,099	4,056
	Lite-On Technology Corp.	1,291,030	4,047
	eMemory Technology Inc.	41,000	3,987
	TCC Group Holdings Co. Ltd.	3,966,524	3,940
	Hotai Motor Co. Ltd.	193,455	3,893
	Evergreen Marine Corp. Taiwan Ltd.	604,608	3,831
	Unimicron Technology Corp.	781,000	3,814
	Pegatron Corp.	1,233,954	3,742
[1]	International Games System Co. Ltd. Class C	118,000	3,723
*	Shin Kong Financial Holdings Co. Ltd.	9,863,700	3,490
	Formosa Plastics Corp.	2,268,089	3,326
	Asia Vital Components Co. Ltd.	170,234	3,261
	Taiwan Mobile Co. Ltd.	896,800	3,161
	President Chain Store Corp.	343,137	3,151
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,082
	Silergy Corp.	198,000	3,072
*	PharmaEssentia Corp.	155,000	3,031
	Chroma ATE Inc.	235,000	2,970
	Wiwynn Corp.	52,000	2,956
	Far EasTone Telecommunications Co. Ltd.	1,069,421	2,953
	Alchip Technologies Ltd.	45,882	2,842
	Jentech Precision Industrial Co. Ltd.	62,598	2,811
	Shanghai Commercial & Savings Bank Ltd.	2,221,850	2,760
	Catcher Technology Co. Ltd.	371,310	2,702
	Advantech Co. Ltd.	272,015	2,666
	Compal Electronics Inc.	2,411,323	2,647
	Voltronic Power Technology Corp.	39,322	2,586
	King Yuan Electronics Co. Ltd.	674,000	2,540
	Formosa Chemicals & Fibre Corp.	1,989,551	2,374
	Elite Material Co. Ltd.	183,000	2,335
	Asia Cement Corp.	1,602,264	2,328
	ASPEED Technology Inc.	18,300	2,321
	Gigabyte Technology Co. Ltd.	291,000	2,294
	Airtac International Group	82,804	2,292
	Chang Hwa Commercial Bank Ltd.	4,120,622	2,264
	Lotes Co. Ltd.	43,807	2,228
	Micro-Star International Co. Ltd.	406,000	2,221
	Yang Ming Marine Transport Corp.	1,060,632	2,177
	Far Eastern New Century Corp.	1,837,279	2,120
	Innolux Corp.	4,389,916	2,116
	Acer Inc.	1,706,551	2,115
	Inventec Corp.	1,521,554	2,104
	Globalwafers Co. Ltd.	155,000	2,018
	WPG Holdings Ltd.	880,440	2,000
	Eclat Textile Co. Ltd.	119,166	1,992
	Global Unichip Corp.	53,000	1,981

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Synnex Technology International Corp.	876,498	1,925
	Eva Airways Corp.	1,622,817	1,874
	Taiwan Business Bank	3,851,463	1,853
	Chicony Electronics Co. Ltd.	355,231	1,791
*	Tatung Co. Ltd.	1,305,789	1,782
	Vanguard International Semiconductor Corp.	589,420	1,740
	Radiant Opto-Electronics Corp.	264,314	1,720
	Tripod Technology Corp.	291,000	1,718
	Pou Chen Corp.	1,439,524	1,683
	Powertech Technology Inc.	418,000	1,628
	Cheng Shin Rubber Industry Co. Ltd.	1,083,379	1,556
	Foxconn Technology Co. Ltd.	620,514	1,535
	Phison Electronics Corp.	103,000	1,478
	Walsin Lihwa Corp.	1,605,873	1,472
	Sino-American Silicon Products Inc.	303,000	1,467
	Wan Hai Lines Ltd.	542,305	1,436
	AUO Corp.	2,783,400	1,434
	King Slide Works Co. Ltd.	38,000	1,428
	Bizlink Holding Inc.	96,014	1,384
	Ruentex Development Co. Ltd.	946,729	1,359
	Nien Made Enterprise Co. Ltd.	90,000	1,341
	Lien Hwa Industrial Holdings Corp.	720,342	1,338
	Feng TAY Enterprise Co. Ltd.	300,370	1,320
	Makalot Industrial Co. Ltd.	122,384	1,313
	ASMedia Technology Inc.	26,000	1,282
	MPI Corp.	52,000	1,281
[1]	Fortune Electric Co. Ltd.	76,425	1,279
	Zhen Ding Technology Holding Ltd.	369,700	1,275
	Taichung Commercial Bank Co. Ltd.	2,262,527	1,245
	Compeq Manufacturing Co. Ltd.	654,000	1,239
	Taiwan High Speed Rail Corp.	1,356,000	1,230
	Chung-Hsin Electric & Machinery Manufacturing Corp.	252,000	1,226
	Hiwin Technologies Corp.	168,188	1,225
*,1	Winbond Electronics Corp.	1,988,569	1,177
	Teco Electric and Machinery Co. Ltd.	770,000	1,177
	Formosa Petrochemical Corp.	782,140	1,171
	WT Microelectronics Co. Ltd.	345,159	1,162
	Highwealth Construction Corp.	906,440	1,139
	China Airlines Ltd.	1,631,000	1,137
	Parade Technologies Ltd.	52,000	1,132
	Goldsun Building Materials Co. Ltd. Class C	646,137	1,070
*	Powerchip Semiconductor Manufacturing Corp.	1,925,000	1,063
	Sinbon Electronics Co. Ltd.	128,499	1,052
	Shihlin Electric & Engineering Corp.	166,989	1,045
	TA Chen Stainless Pipe	1,036,214	1,044
	Gold Circuit Electronics Ltd.	178,100	1,023
	Simplo Technology Co. Ltd.	95,640	1,008
	Giant Manufacturing Co. Ltd.	178,170	1,005
	Topco Scientific Co. Ltd.	101,908	984
	United Integrated Services Co. Ltd.	93,200	968
	Qisda Corp.	866,000	964
	Faraday Technology Corp.	135,465	963
	Tung Ho Steel Enterprise Corp.	414,110	947
	IBF Financial Holdings Co. Ltd.	2,061,165	941
*	Nanya Technology Corp.	703,324	911
*	Win Semiconductors Corp.	246,151	911
	Wistron NeWeb Corp.	238,445	891
	Tong Yang Industry Co. Ltd.	269,000	890
	Ruentex Industries Ltd.	359,019	847
[1]	AURAS Technology Co. Ltd.	42,000	844
	King's Town Bank Co. Ltd.	537,000	824
*,1	Oneness Biotech Co. Ltd.	208,733	821
	Acter Group Corp. Ltd.	73,576	804
	Fositek Corp.	31,065	800
	Capital Securities Corp.	1,161,220	796
	Taiwan Hon Chuan Enterprise Co. Ltd.	167,414	795
[1]	Jinan Acetate Chemical Co. Ltd.	30,238	793
[1]	Run Long Construction Co. Ltd.	528,000	789
	Sanyang Motor Co. Ltd.	363,000	784
	Merida Industry Co. Ltd.	143,400	781

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Auo Corp. ADR	152,313	781
	Far Eastern International Bank	1,862,078	761
	Taiwan Union Technology Corp.	153,000	758
	Macronix International Co. Ltd.	1,007,903	751
	YFY Inc.	789,000	749
	Getac Holdings Corp.	217,000	745
	Fusheng Precision Co. Ltd.	80,000	737
	AP Memory Technology Corp.	79,700	734
	Bora Pharmaceuticals Co. Ltd.	32,276	723
	Chipbond Technology Corp.	369,000	721
	Taiwan Secom Co. Ltd.	169,675	718
	Mitac Holdings Corp.	511,589	714
	Kinik Co.	76,000	713
	Elan Microelectronics Corp.	158,400	712
	Century Iron & Steel Industrial Co. Ltd.	112,000	712
	Poya International Co. Ltd.	45,582	708
	Genius Electronic Optical Co. Ltd.	49,911	688
[1]	Yulon Finance Corp.	154,834	671
	Center Laboratories Inc.	435,672	665
	Taiwan Fertilizer Co. Ltd.	370,000	656
	Everlight Electronics Co. Ltd.	251,000	652
*	Lumosa Therapeutics Co. Ltd.	55,619	650
	Gudeng Precision Industrial Co. Ltd.	39,029	646
	Sigurd Microelectronics Corp.	275,781	624
	XinTec Inc.	96,000	619
	Foxsemicon Integrated Technology Inc.	58,900	619
[1]	Walsin Technology Corp.	200,968	618
	L&K Engineering Co. Ltd.	89,160	617
	Great Wall Enterprise Co. Ltd.	386,553	616
	VisEra Technologies Co. Ltd.	71,000	605
	Kinpo Electronics	806,000	604
	I-Chiun Precision Industry Co. Ltd.	159,507	602
*	Nan Kang Rubber Tire Co. Ltd.	407,493	600
*	HTC Corp.	440,491	597
	Wisdom Marine Lines Co. Ltd.	260,196	590
	Yulon Motor Co. Ltd.	333,094	589
	Ta Ya Electric Wire & Cable	414,489	584
	Taiwan Surface Mounting Technology Corp.	176,250	579
	TXC Corp.	158,000	573
	Lotus Pharmaceutical Co. Ltd.	73,000	567
	Feng Hsin Steel Co. Ltd.	214,000	557
	Kinsus Interconnect Technology Corp.	170,000	557
	Pixart Imaging Inc.	74,000	551
	EZconn Corp.	39,000	549
*	Elite Advanced Laser Corp.	84,412	548
	All Ring Tech Co. Ltd.	40,000	548
	Gemtek Technology Corp.	501,000	547
	Huaku Development Co. Ltd.	149,600	545
	Depo Auto Parts Ind Co. Ltd.	73,000	545
	Grand Process Technology Corp.	11,000	534
	Ennostar Inc.	369,278	533
	Asia Optical Co. Inc.	168,000	526
	Ennoconn Corp.	57,976	520
*	Taiwan Glass Industry Corp.	862,842	519
	Test Research Inc.	126,000	515
[1]	Silicon Integrated Systems Corp.	216,884	515
	Fitipower Integrated Technology Inc.	67,691	515
	Yungshin Construction & Development Co. Ltd.	77,726	508
	Far Eastern Department Stores Ltd.	635,115	505
	Supreme Electronics Co. Ltd.	248,401	505
	CTCI Corp.	369,000	502
	Shin Zu Shing Co. Ltd.	93,045	498
	momo.com Inc.	42,886	498
	Via Technologies Inc.	140,000	496
	Eternal Materials Co. Ltd.	511,973	494
	Shinkong Synthetic Fibers Corp.	1,036,000	489
	Arcadyan Technology Corp.	100,099	487
	Transcend Information Inc.	162,000	483
	Cheng Uei Precision Industry Co. Ltd.	243,000	481
	Nan Ya Printed Circuit Board Corp.	118,000	476

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Merry Electronics Co. Ltd.	145,471	475
	Kaori Heat Treatment Co. Ltd.	48,625	474
	Airoha Technology Corp.	25,000	474
	Grape King Bio Ltd.	100,000	468
	Nan Pao Resins Chemical Co. Ltd.	53,000	466
	Solar Applied Materials Technology Corp.	240,571	461
	Sercomm Corp.	135,000	460
	Primax Electronics Ltd.	184,000	459
	Charoen Pokphand Enterprise	150,400	456
	Gloria Material Technology Corp.	320,000	455
*	China Petrochemical Development Corp.	1,832,488	455
	Tong Hsing Electronic Industries Ltd.	114,942	455
	Systex Corp.	111,000	454
	President Securities Corp.	565,670	450
	Allis Electric Co. Ltd.	131,548	450
*	Mercuries Life Insurance Co. Ltd.	2,106,197	448
	Coretronic Corp.	210,400	447
	Clevo Co.	260,767	447
	Ardentec Corp.	263,903	442
	G Shank Enterprise Co. Ltd.	164,000	440
[1]	Ability Opto-Electronics Technology Co. Ltd.	65,000	440
	Yieh Phui Enterprise Co. Ltd.	934,617	439
	LandMark Optoelectronics Corp.	44,600	439
	Visual Photonics Epitaxy Co. Ltd.	101,250	436
	Promate Electronic Co. Ltd.	171,022	436
	WinWay Technology Co. Ltd.	10,787	432
	Taiwan PCB Techvest Co. Ltd.	359,000	419
	Sitronix Technology Corp.	60,000	411
	Materials Analysis Technology Inc.	49,000	407
*	Microbio Co. Ltd.	344,629	406
	U-Ming Marine Transport Corp.	232,000	400
	Cheng Loong Corp.	538,000	398
	Scientech Corp.	29,000	398
	Taiwan Paiho Ltd.	159,000	397
	Chicony Power Technology Co. Ltd.	102,000	396
*	EirGenix Inc.	137,000	394
	Sakura Development Co. Ltd.	249,400	391
	Farglory Land Development Co. Ltd.	187,000	391
	O-Bank Co. Ltd.	1,279,000	391
	Forcecon Tech Co. Ltd.	80,747	381
	Yankey Engineering Co. Ltd.	39,600	380
	Kenmec Mechanical Engineering Co. Ltd.	140,000	378
	Wah Lee Industrial Corp.	100,260	377
[1]	Shinfox Energy Co. Ltd.	102,093	368
	Formosa Taffeta Co. Ltd.	596,000	367
	AcBel Polytech Inc.	370,449	365
[1]	ADATA Technology Co. Ltd.	139,688	365
	Hotai Finance Co. Ltd.	128,260	362
	Chang Wah Electromaterials Inc.	215,000	361
	FLEXium Interconnect Inc.	153,154	357
	Shinkong Insurance Co. Ltd.	117,000	356
	EVERGREEN Steel Corp.	112,000	354
	United Microelectronics Corp. ADR	51,487	352
	Hsin Kuang Steel Co. Ltd.	204,000	350
	Sunonwealth Electric Machine Industry Co. Ltd.	118,000	348
	Taiwan Cogeneration Corp.	260,585	348
	M31 Technology Corp.	15,358	348
	China Motor Corp.	163,800	347
	Pan Jit International Inc.	202,800	347
	Marketech International Corp.	74,000	347
*	TPK Holding Co. Ltd.	267,958	346
	Raydium Semiconductor Corp.	33,000	346
	C Sun Manufacturing Ltd.	55,000	346
	ChipMOS Technologies Inc.	312,682	344
	Orient Semiconductor Electronics Ltd.	290,605	344
	Pegavision Corp.	29,457	341
	Allied Supreme Corp.	33,000	339
	CyberPower Systems Inc.	35,000	334
	Formosan Rubber Group Inc.	422,101	333
*	HannStar Display Corp.	1,170,265	329

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Pan-International Industrial Corp.	283,000	327
*	Unitech Printed Circuit Board Corp.	350,689	324
[1]	Dynamic Holding Co. Ltd.	157,760	323
	YungShin Global Holding Corp.	181,350	317
	Sampo Corp.	353,600	315
	Solomon Technology Corp.	73,471	314
	SDI Corp.	85,000	312
	Chong Hong Construction Co. Ltd.	115,152	311
	Syncmold Enterprise Corp.	99,750	311
	Universal Microwave Technology Inc.	33,000	310
[1]	Quanta Storage Inc.	105,000	309
	Kindom Development Co. Ltd.	219,700	308
	Brighton-Best International Taiwan Inc.	295,000	308
	Tainan Spinning Co. Ltd.	650,543	307
	Taiwan Sakura Corp.	118,994	307
	Greatek Electronics Inc.	170,000	304
*	Taiwan TEA Corp.	469,000	303
*	Lung Yen Life Service Corp.	209,000	300
	FocalTech Systems Co. Ltd.	115,655	300
	BES Engineering Corp.	887,000	298
*	TaiMed Biologics Inc.	118,018	296
	Kenda Rubber Industrial Co. Ltd.	319,203	295
	Cleanaway Co. Ltd.	51,000	290
*	United Renewable Energy Co. Ltd.	838,502	290
	Oriental Union Chemical Corp.	528,000	289
	Infortrend Technology Inc.	258,000	288
	UPI Semiconductor Corp.	38,000	288
	Delpha Construction Co. Ltd.	237,000	287
	Ambassador Hotel	157,000	284
*,1	Episil Technologies Inc.	167,334	284
	Jess-Link Products Co. Ltd.	51,750	283
	Nuvoton Technology Corp.	91,000	282
	LuxNet Corp.	67,000	282
	Taiwan Semiconductor Co. Ltd.	145,000	281
	Hu Lane Associate Inc.	53,889	281
	Machvision Inc.	25,404	279
*	Sunplus Technology Co. Ltd.	310,000	279
	Elite Semiconductor Microelectronics Technology Inc.	134,000	278
	Kuo Toong International Co. Ltd.	148,374	278
	Standard Foods Corp.	236,400	277
	Soft-World International Corp.	65,000	276
	USI Corp.	635,645	276
	Chang Wah Technology Co. Ltd.	245,000	275
	Dynapack International Technology Corp.	82,000	274
	YC INOX Co. Ltd.	404,573	273
	Thinking Electronic Industrial Co. Ltd.	54,000	272
*,1	Egis Technology Inc.	47,000	272
	ITE Technology Inc.	65,000	271
	TSRC Corp.	357,925	270
	Posiflex Technology Inc.	42,169	270
[1]	Co-Tech Development Corp.	148,000	270
	JSL Construction & Development Co. Ltd.	99,956	269
*	Polaris Group	175,000	269
	CMC Magnetics Corp.	739,855	267
	Advanced Wireless Semiconductor Co.	94,437	267
	Innodisk Corp.	33,312	265
*	RichWave Technology Corp.	51,518	265
	China Steel Chemical Corp.	87,000	262
	Taiwan-Asia Semiconductor Corp.	245,312	262
	Chung Hung Steel Corp.	409,000	261
	Shiny Chemical Industrial Co. Ltd.	50,000	260
[1]	Chenbro Micom Co. Ltd.	30,000	258
	Sporton International Inc.	39,446	257
	Evergreen International Storage & Transport Corp.	269,000	256
	ITEQ Corp.	108,244	255
	Hannstar Board Corp.	146,334	252
*	Andes Technology Corp.	21,000	252
	Chin-Poon Industrial Co. Ltd.	214,000	251
	Anpec Electronics Corp.	44,000	251
*	Phihong Technology Co. Ltd.	214,603	250

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Wowprime Corp.	33,716	250
	Topkey Corp.	35,000	250
	Ability Enterprise Co. Ltd.	174,000	249
*	RDC Semiconductor Co. Ltd.	36,690	245
	Fulgent Sun International Holding Co. Ltd.	73,029	243
	Zyxel Group Corp.	186,467	240
	Radium Life Tech Co. Ltd.	807,978	240
	Sinon Corp.	185,000	240
	Cathay Real Estate Development Co. Ltd.	319,200	239
	China Metal Products	209,000	238
	Advanced Energy Solution Holding Co. Ltd.	15,000	238
*	Shining Building Business Co. Ltd.	730,915	237
	Universal Vision Biotechnology Co. Ltd.	34,927	237
	Nichidenbo Corp.	126,000	236
	Global Mixed Mode Technology Inc.	34,000	236
	St. Shine Optical Co. Ltd.	36,000	236
*	OBI Pharma Inc.	114,225	235
	Kung Long Batteries Industrial Co. Ltd.	51,000	234
	Holy Stone Enterprise Co. Ltd.	84,210	233
	Wafer Works Corp.	257,601	232
	Xxentria Technology Materials Corp.	125,895	232
	TCI Co. Ltd.	56,022	231
	IEI Integration Corp.	96,605	228
	Johnson Health Tech Co. Ltd.	49,105	228
	Formosa International Hotels Corp.	36,058	224
	Universal Cement Corp.	233,580	219
	Taiflex Scientific Co. Ltd.	132,630	216
	Adlink Technology Inc.	100,584	214
*	Etron Technology Inc.	184,634	212
	Synmosa Biopharma Corp.	187,757	212
	KMC Kuei Meng International Inc.	50,000	211
	Altek Corp.	206,600	211
	TSEC Corp.	314,543	209
	Global Brands Manufacture Ltd.	115,640	208
	Mercuries & Associates Holding Ltd.	397,414	207
*	General Interface Solution Holding Ltd.	118,000	207
	D-Link Corp.	348,475	206
	ASROCK Inc.	33,000	204
	Brogent Technologies Inc.	36,529	202
	Weikeng Industrial Co. Ltd.	188,000	202
[1]	Hota Industrial Manufacturing Co. Ltd.	116,940	201
	Flytech Technology Co. Ltd.	74,853	199
	Channel Well Technology Co. Ltd.	103,892	199
	AmTRAN Technology Co. Ltd.	308,579	198
	Ton Yi Industrial Corp.	389,000	198
	Wei Chuan Foods Corp.	354,000	197
*	Grand Pacific Petrochemical	524,183	196
	Ho Tung Chemical Corp.	748,141	196
	Great Tree Pharmacy Co. Ltd.	35,917	196
	China Bills Finance Corp.	416,000	193
	Chief Telecom Inc.	13,200	192
	TTY Biopharm Co. Ltd.	83,541	191
	Chia Hsin Cement Corp.	347,820	190
	Kuo Yang Construction Co. Ltd.	293,000	190
*	CSBC Corp. Taiwan	355,001	190
	Rich Development Co. Ltd.	611,820	189
*	Adimmune Corp.	251,485	189
	Dimerco Express Corp.	71,892	189
	ZillTek Technology Corp.	17,621	188
	TaiDoc Technology Corp.	38,000	186
	Huang Hsiang Construction Corp.	105,000	186
*	Ritek Corp.	417,257	183
*	Medigen Vaccine Biologics Corp.	142,287	183
	Evergreen Aviation Technologies Corp.	63,000	181
	Nantex Industry Co. Ltd.	164,000	177
	Taiwan Mask Corp.	105,158	177
*	Career Technology MFG. Co. Ltd.	293,547	176
	Continental Holdings Corp.	200,000	174
*	Foresee Pharmaceuticals Co. Ltd.	71,575	173
	Ichia Technologies Inc.	138,000	171

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Motech Industries Inc.	229,929	171
	Sinyi Realty Inc.	177,358	166
	TYC Brother Industrial Co. Ltd.	90,000	165
	Globe Union Industrial Corp.	320,141	164
*	CyberTAN Technology Inc.	148,000	164
	Genesys Logic Inc.	36,000	163
	Formosa Sumco Technology Corp.	44,000	161
	Namchow Holdings Co. Ltd.	92,000	157
	91APP Inc.	54,000	156
	Bank of Kaohsiung Co. Ltd.	425,253	154
	Gamania Digital Entertainment Co. Ltd.	62,000	151
	Elitegroup Computer Systems Co. Ltd.	201,000	151
	Darfon Electronics Corp.	101,000	151
*	International CSRC Investment Holdings Co.	323,447	150
	Nidec Chaun-Choung Technology Corp.	23,000	149
[1]	Darwin Precisions Corp.	347,000	148
	Hung Sheng Construction Ltd.	181,912	147
	Waffer Technology Corp.	66,990	146
*	Longchen Paper & Packaging Co. Ltd.	349,309	145
	Sensortek Technology Corp.	18,000	144
	Actron Technology Corp.	28,132	140
	Chun Yuan Steel Industry Co. Ltd.	244,000	138
	Bioteque Corp.	36,000	137
*	Lealea Enterprise Co. Ltd.	488,800	137
	Dyaco International Inc.	159,444	136
	Advanced Ceramic X Corp.	27,000	134
	Tyntek Corp.	194,000	131
*,1	Fittech Co. Ltd.	25,781	129
	Weltrend Semiconductor	70,599	128
	Everlight Chemical Industrial Corp.	170,240	127
	PharmaEngine Inc.	40,038	127
*	Yeong Guan Energy Technology Group Co. Ltd.	105,453	127
	Chunghwa Precision Test Tech Co. Ltd.	7,000	127
	Hong Pu Real Estate Development Co. Ltd.	140,000	126
	Firich Enterprises Co. Ltd.	126,880	125
*	China Man-Made Fiber Corp.	516,602	124
	China Electric Manufacturing Corp.	246,360	124
	Savior Lifetec Corp.	182,096	124
	Sunny Friend Environmental Technology Co. Ltd.	41,604	124
	AGV Products Corp.	327,440	120
	UPC Technology Corp.	344,265	118
	T3EX Global Holdings Corp.	44,000	117
*	Federal Corp.	170,612	116
	WUS Printed Circuit Co. Ltd.	73,457	116
	Alpha Networks Inc.	107,772	115
	Advanced International Multitech Co. Ltd.	46,000	113
	Zeng Hsing Industrial Co. Ltd.	33,304	111
*	Apex International Co. Ltd.	80,000	108
	KEE TAI Properties Co. Ltd.	215,180	107
	Cub Elecparts Inc.	35,854	107
	Tong-Tai Machine & Tool Co. Ltd.	106,560	104
	Taiyen Biotech Co. Ltd.	100,000	104
	Holtek Semiconductor Inc.	60,000	103
	Swancor Holding Co. Ltd.	32,000	103
	Iron Force Industrial Co. Ltd.	30,076	103
*	Taiwan Styrene Monomer	271,450	102
*	First Steamship Co. Ltd.	419,936	102
	Chlitina Holding Ltd.	23,076	101
	Sincere Navigation Corp.	124,790	100
	ScinoPharm Taiwan Ltd.	133,245	100
	Amazing Microelectronic Corp.	33,290	99
	FSP Technology Inc.	54,000	98
	VIA Labs Inc.	21,000	98
	Rechi Precision Co. Ltd.	120,000	96
	Sonix Technology Co. Ltd.	65,000	94
	Panion & BF Biotech Inc.	35,023	93
	China General Plastics Corp.	184,895	92
	Lingsen Precision Industries Ltd.	151,000	89
	Senao International Co. Ltd.	80,893	88
	Tung Thih Electronic Co. Ltd.	28,600	88

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Chung Hwa Pulp Corp.	152,421	87
	Cenra Inc.	71,500	86
	Kaimei Electronic Corp.	42,400	84
	Asia Polymer Corp.	163,556	83
*	Gigastorage Corp.	141,195	80
	Ultra Chip Inc.	29,000	80
	CHC Healthcare Group	60,268	78
	Gourmet Master Co. Ltd.	28,245	77
	Rexon Industrial Corp. Ltd.	69,000	74
*	Medigen Biotechnology Corp.	65,000	73
	Speed Tech Corp.	46,000	70
*	HannsTouch Holdings Co.	200,133	68
	TA-I Technology Co. Ltd.	45,750	66
*	PChome Online Inc.	43,630	66
	Basso Industry Corp.	48,200	65
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	63
*	Li Peng Enterprise Co. Ltd.	240,600	59
*	ALI Corp.	86,811	53
	Sheng Yu Steel Co. Ltd.	56,000	46
*	Gigasolar Materials Corp.	15,519	44
*	Newmax Technology Co. Ltd.	47,000	40
*	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	40
	Nan Liu Enterprise Co. Ltd.	16,000	35
	Yulon Nissan Motor Co. Ltd.	10,000	34
	Cyberlink Corp.	11,000	31
*	Zinwell Corp.	43,000	23
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			1,076,914
Thailand (0.2%)
	PTT PCL	8,662,680	8,606
	CP ALL PCL	3,680,900	6,899
	Delta Electronics Thailand PCL	1,690,600	6,871
	Bangkok Dusit Medical Services PCL Class F	6,814,600	5,555
	Advanced Info Service PCL	660,000	5,372
	Airports of Thailand PCL	2,598,650	4,712
	Kasikornbank PCL	1,058,735	4,589
	Central Pattana PCL	1,934,400	3,599
	Gulf Energy Development PCL	1,775,380	3,501
	SCB X PCL	1,000,500	3,365
	PTT Exploration & Production PCL	810,681	3,045
	Bumrungrad Hospital PCL	360,300	2,908
*	True Corp. PCL	5,886,976	2,144
	Charoen Pokphand Foods PCL	2,790,000	2,054
	Minor International PCL	2,355,332	1,867
	Intouch Holdings PCL Class F	562,531	1,784
	Krung Thai Bank PCL	2,873,375	1,745
	Siam Cement PCL (Registered)	277,106	1,725
	Bangkok Bank PCL (Registered)	367,148	1,598
	TMBThanachart Bank PCL	28,203,470	1,488
	Central Retail Corp. PCL	1,536,600	1,456
	Banpu PCL (Registered)	6,895,104	1,277
	Tisco Financial Group PCL	364,500	1,042
	Thai Union Group PCL Class F	2,336,580	1,038
	Siam Cement PCL NVDR	162,800	1,013
	Bangkok Expressway & Metro PCL	4,180,457	976
	Krungthai Card PCL	689,000	973
	Home Product Center PCL	3,260,298	922
	CP AXTRA PCL	854,960	861
*	BTS Group Holdings PCL	5,681,513	834
	PTT Global Chemical PCL	1,072,115	826
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	789
	Indorama Ventures PCL	986,000	757
	Siam Global House PCL	1,564,668	746
	Thai Oil PCL	610,732	742
	Srisawad Corp. PCL	569,145	718
	KCE Electronics PCL	668,700	707
	Hana Microelectronics PCL	625,400	704
	Land & Houses PCL (Registered)	3,947,025	679
	PTT Oil & Retail Business PCL	1,456,000	664

Total World Stock Index Fund
		Shares	Market Value• ($000)
	WHA Corp. PCL	3,748,102	648
	Plan B Media PCL Class F	2,889,416	637
	Bangchak Corp. PCL	599,500	608
	Electricity Generating PCL	168,600	599
	Thanachart Capital PCL	371,200	578
	Ratch Group PCL	575,824	550
	Kiatnakin Bank PCL	331,900	536
	Osotspa PCL	868,400	532
	Global Power Synergy PCL Class F	421,593	527
	CPN Retail Growth Leasehold REIT	1,442,400	517
[1]	SCG Packaging PCL	670,100	505
	Sansiri PCL	9,041,700	489
	Carabao Group PCL Class F	206,500	488
	Com7 PCL Class F	589,600	488
	Muangthai Capital PCL	321,700	482
	AP Thailand PCL	1,652,800	467
	Asset World Corp. PCL	4,257,800	467
	Amata Corp. PCL	527,249	457
	Central Plaza Hotel PCL	412,500	441
	Thai Life Insurance PCL	1,314,300	436
	Berli Jucker PCL	602,984	429
	BCPG PCL	2,016,814	406
	Thaicom PCL	912,400	394
	Ngern Tid Lor PCL	738,769	387
	3BB Internet Infrastructure Fund Class F	2,076,500	385
	Krung Thai Bank PCL NVDR	633,000	384
*	Jasmine Technology Solution PCL	173,400	366
	Supalai PCL	616,000	358
	Bangkok Airways PCL	457,000	344
	B Grimm Power PCL	507,800	333
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	329
	CH Karnchang PCL	575,000	328
[1]	Jaymart Group Holdings PCL	664,500	305
	Taokaenoi Food & Marketing PCL Class F	951,300	296
	I-TAIL Corp. PCL	391,500	293
	TOA Paint Thailand PCL	546,500	292
	Bangkok Chain Hospital PCL	566,200	290
	Sri Trang Agro-Industry PCL	466,196	286
	Thailand Future Fund	1,480,400	283
	JMT Network Services PCL	472,664	278
	Thonburi Healthcare Group PCL	451,600	268
*	VGI PCL	3,130,323	262
	Quality Houses PCL	4,710,983	260
	CK Power PCL	2,330,445	253
	IRPC PCL	5,512,400	251
	TTW PCL	870,200	233
	Dhipaya Group Holdings PCL	288,000	232
	Betagro PCL	369,700	232
	Stecon Group PCL	850,400	232
	Energy Absolute PCL (XBKK)	949,000	221
	Dohome PCL (XBKK)	678,873	209
	Mega Lifesciences PCL	176,300	205
	TPI Polene Power PCL	2,253,400	203
	Chularat Hospital PCL Class F	2,340,180	201
	Star Petroleum Refining PCL	1,003,500	199
	Major Cineplex Group PCL	448,400	197
	GFPT PCL	584,200	192
	Gunkul Engineering PCL	2,366,799	191
	BEC World PCL	1,509,700	189
	MK Restaurants Group PCL	228,200	186
	Sri Trang Gloves Thailand PCL	578,400	182
	Esso Thailand PCL	819,400	179
	Thoresen Thai Agencies PCL	1,064,852	174
	Bangkok Land PCL	9,266,000	170
	Thai Vegetable Oil PCL	227,040	167
	Bangkok Life Assurance PCL NVDR	201,780	151
	AEON Thana Sinsap Thailand PCL	36,100	149
	Ratchthani Leasing PCL	2,406,470	139
	Tipco Asphalt PCL	257,200	138
	Jasmine International PCL	1,925,499	132

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Precious Shipping PCL	533,800	131
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	721,787	130
*	True Corp. PCL NVDR	348,600	127
*	Singer Thailand PCL	372,900	121
	MBK PCL	201,158	119
	LPN Development PCL	1,259,200	111
	Banpu Power PCL	289,100	109
	TQM Alpha PCL	123,600	96
	Forth Corp. PCL	241,400	91
	Thaifoods Group PCL Class F	649,700	78
	Bangkok Life Assurance PCL	83,760	63
	SPCG PCL	240,000	62
	Thanachart Capital PCL NDVR	38,600	60
*	Super Energy Corp. PCL	7,111,700	59
	TPI Polene PCL	1,581,027	55
	PTG Energy PCL	190,400	54
	Pruksa Holding PCL	195,300	52
*	Beyond Securities PCL	1,359,300	48
	SCB X PCL NVDR	14,100	47
*	BTS Group Holdings PCL NDVR	271,333	40
	Pruksa Real Estate PCL	210,700	28
	Vibhavadi Medical Center PCL	472,274	27
	Land & Houses PCL NVDR	146,275	25
*,3	Thai Airways International PCL	300,774	23
	Kasikornbank PCL NVDR	2,990	13
	Ratch Group PCL NDVR	9,776	9
	Ramkhamhaeng Hospital PCL Class F	60	—
			116,144
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	274,433	3,745
	Akbank TAS	1,870,106	2,765
*	Turk Hava Yollari AO	334,557	2,661
	KOC Holding A/S	511,321	2,522
	Turkiye Petrol Rafinerileri A/S	527,762	2,230
	Haci Omer Sabanci Holding A/S	831,160	2,020
	Turkcell Iletisim Hizmetleri A/S	691,695	1,710
	Turkiye Is Bankasi A/S Class C	4,694,253	1,614
	Eregli Demir ve Celik Fabrikalari TAS	1,017,378	1,414
	Enka Insaat ve Sanayi A/S	1,016,217	1,395
	Yapi ve Kredi Bankasi A/S	1,942,262	1,389
	Aselsan Elektronik Sanayi Ve Ticaret A/S	706,977	1,257
	Turkiye Garanti Bankasi A/S	356,414	1,114
	Ford Otomotiv Sanayi A/S	36,954	1,055
	Turkiye Sise ve Cam Fabrikalari A/S	906,294	1,036
*	Pegasus Hava Tasimaciligi A/S	128,311	869
*	TAV Havalimanlari Holding A/S	103,367	694
*	Sasa Polyester Sanayi A/S	6,126,408	688
	Migros Ticaret A/S	54,425	647
	Coca-Cola Icecek A/S	425,722	632
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	574
	AG Anadolu Grubu Holding A/S	66,673	564
*,2	MLP Saglik Hizmetleri A/S	52,339	529
*	Turk Telekomunikasyon A/S	352,454	486
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	207,635	474
*	Arcelik A/S	118,554	445
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	587,518	423
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	172,830	385
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	380
*	Petkim Petrokimya Holding A/S	692,904	376
	Tofas Turk Otomobil Fabrikasi A/S	66,237	364
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	599,896	354
*	Ulker Biskuvi Sanayi A/S	96,625	354
*	Gubre Fabrikalari TAS	59,033	346
	Turk Traktor ve Ziraat Makineleri A/S	15,648	330
*	Koza Altin Isletmeleri A/S	539,784	317
*	Anadolu Anonim Turk Sigorta Sirketi	125,693	315
	Dogus Otomotiv Servis ve Ticaret A/S	50,702	311
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	523,107	299
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	719,880	298

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nuh Cimento Sanayi A/S	34,418	288
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	288
*	BatiSoke Soke Cimento Sanayii TAS	187,203	285
*	Oyak Cimento Fabrikalari A/S	162,536	272
	Is Yatirim Menkul Degerler A/S	279,695	263
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	109,703	261
	Turkiye Sigorta A/S	655,182	247
*	Baticim Bati Anadolu Cimento Sanayii A/S	50,567	239
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	237
	Sok Marketler Ticaret A/S	201,164	231
	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	220
	EGE Endustri VE Ticaret A/S	681	218
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	218
*	Ral Yatirim Holding A/S	27,751	213
*	Hektas Ticaret TAS	2,005,851	208
*	Investco Holding A/S	22,977	208
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	205
	Alarko Holding A/S	79,397	200
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	198
	Aksa Akrilik Kimya Sanayii A/S	802,740	196
[2]	Enerjisa Enerji A/S	116,815	188
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	184
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	180
	Kontrolmatik Enerji Ve Muhendislik A/S	142,853	179
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	177
	Anadolu Hayat Emeklilik A/S	65,848	173
*	MIA Teknoloji A/S	136,914	168
*	Tekfen Holding A/S	74,320	163
*	YEO Teknoloji Enerji VE Endustri A/S	29,565	163
	Enerya Enerji A/S	23,106	161
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	255,164	153
*	Konya Cimento Sanayii A/S	751	152
	Borusan Yatirim ve Pazarlama A/S	2,679	152
*	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	150
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	239,434	149
	Dogan Sirketler Grubu Holding A/S	389,279	147
*	Albaraka Turk Katilim Bankasi A/S	959,185	147
	Aygaz A/S	31,182	137
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	136
*	Akfen Yenilenebilir Enerji A/S	265,928	136
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	309,810	133
	Aksa Enerji Uretim A/S	132,529	128
	AKIS Gayrimenkul Yatirimi A/S	711,348	127
	Kocaer Celik Sanayi Ve Ticaret AS	113,744	125
	Yeni Gimat Gayrimenkul Ortakligi A/S	79,774	124
*	Kiler Holding AS	147,065	124
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	119
	Escar Turizm Tasimacilik Ticaret A/S	11,754	119
*	Bera Holding A/S	308,280	116
*	NET Holding A/S	95,198	114
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	114
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	111
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	20,315	109
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	108
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	107
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	76,316	106
*	Tetamat Gida Yatirimlari Anonimsirketi	378	106
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	104
*	Turkiye Halk Bankasi A/S	242,994	103
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	102
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	79,344	101
	Ebebek Magazacilik A/S	74,455	101
*	Zorlu Enerji Elektrik Uretim A/S	820,667	100
	Global Yatirim Holding A/S	208,100	100
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	102,963	100
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	99
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	457,151	99
*	Izdemir Enerji Elektrik Uretim A/S	148,949	99
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	98
	Akcansa Cimento A/S	20,940	95

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Can2 Termik A/S	2,162,603	92
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	90
*	Izmir Demir Celik Sanayi A/S	559,166	89
*	Politeknik Metal Sanayi ve Ticaret A/S	465	89
	Sekerbank Turk A/S	724,834	87
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	84
	LDR Turizm AS	30,310	84
	Alfa Solar Enerji Sanayi VE Ticaret AS	51,880	82
	Iskenderun Demir ve Celik A/S	77,436	81
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	112,925	80
	Kervan Gida Sanayi Ve Ticaret A/S	1,175,337	79
	Kayseri Seker Fabrikasi A/S	137,098	76
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	74,746	74
	Katilimevim Tasarruf Finansman A/S	44,261	74
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	72
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	68
*	Oyak Yatirim Menkul Degerler A/S	58,742	65
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	466,685	65
	Galata Wind Enerji A/S	87,783	64
*	Tukas Gida Sanayi ve Ticaret A/S	314,904	61
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	4,164	61
	Bursa Cimento Fabrikasi A/S	316,197	59
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	59
*	Aksigorta A/S	330,403	57
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	57
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	55
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	54
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	53
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	25,870	53
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	51
	Celebi Hava Servisi A/S	940	50
	Aydem Yenilenebilir Enerji A/S	68,323	50
*	Qua Granite Hayal	627,176	48
*	Is Finansal Kiralama A/S	144,080	47
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	45
	Polisan Holding A/S	134,933	40
*	Tat Gida Sanayi A/S	52,706	38
	Kimteks Poliuretan Sanayi VE Ticaret AS	76,036	38
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	36
*	Europen Endustri Insaat Sanayi VE Ticaret AS	106,633	36
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	34
*	Kordsa Teknik Tekstil A/S	12,974	27
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	27
*	Peker Gayrimenkul Yatirim Ortakligi A/S	218,845	27
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	25
*	Imas Makina Sanayi AS	250,972	18
*	Fenerbahce Futbol A/S	5,600	16
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	9
			53,288
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	2,096,813	10,119
	Emaar Properties PJSC	4,066,269	9,614
	First Abu Dhabi Bank PJSC	2,680,075	9,578
	Emirates NBD Bank PJSC	1,100,924	5,690
	Aldar Properties PJSC	2,189,768	4,539
	Abu Dhabi Commercial Bank PJSC	1,766,616	4,294
	Dubai Electricity & Water Authority PJSC	5,195,764	3,520
	Dubai Islamic Bank PJSC	1,785,834	3,035
	Abu Dhabi Islamic Bank PJSC	848,300	2,908
*	Alpha Dhabi Holding PJSC	834,835	2,545
	ADNOC Drilling Co. PJSC	1,457,116	2,011
*	Q Holding PJSC	2,026,401	1,966
*	Multiply Group PJSC	2,759,644	1,702
	Abu Dhabi National Oil Co. for Distribution PJSC	1,711,235	1,679
*	Pure Health Holding PJSC	1,539,937	1,450
	Salik Co. PJSC	1,091,464	1,426
	Borouge plc	1,930,468	1,339
	ADNOC Logistics & Services	837,300	1,321
	Emaar Development PJSC	517,192	1,305

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Americana Restaurants International plc (XADS)	1,683,046	1,033
	Air Arabia PJSC	1,297,193	1,014
	National Marine Dredging Co.	123,532	907
*	Dana Gas PJSC	4,488,120	825
*	Abu Dhabi Ports Co. PJSC	557,493	812
	Dubai Investments PJSC	1,234,573	712
	GFH Financial Group BSC	2,066,688	697
	Emirates Central Cooling Systems Corp.	1,421,237	678
	Agility Global plc	1,805,702	613
	Fertiglobe plc	727,424	536
	Parkin Co. PJSC	425,358	493
	Amanat Holdings PJSC	1,424,927	430
*	Aramex PJSC	656,426	409
	Agthia Group PJSC	186,549	386
*	Phoenix Group plc	1,020,255	369
	RAK Properties PJSC	1,028,872	333
*	Ajman Bank PJSC	669,009	317
	Dubai Financial Market PJSC	886,014	306
*	Space42 plc	511,968	292
	Burjeel Holdings plc	446,772	277
*	Apex Investments Co. PSC	244,199	262
*	AL Seer Marine Supplies & Equipment Co. LLC	181,709	190
*	Ghitha Holding PJSC	20,925	135
	Sharjah Islamic Bank	36,373	23
*,3	Arabtec Holding PJSC	245,437	—
			82,090
United Kingdom (3.5%)
	AstraZeneca plc	914,513	130,129
	Shell plc (XLON)	3,838,071	128,143
	HSBC Holdings plc	11,298,633	103,699
	Unilever plc (XLON)	1,503,006	91,686
	RELX plc	1,138,824	52,226
	BP plc	10,054,219	49,173
	GSK plc	2,439,856	44,060
	British American Tobacco plc	1,215,549	42,507
	Rio Tinto plc	650,922	42,068
	Diageo plc	1,356,554	41,893
	London Stock Exchange Group plc	302,174	40,955
	CRH plc (SGMX)	418,467	39,894
	Glencore plc	7,425,103	38,942
	National Grid plc	2,983,011	37,455
*	Rolls-Royce Holdings plc	5,194,300	35,843
	Compass Group plc	1,038,215	33,718
	BAE Systems plc	1,852,235	29,853
	Barclays plc	8,992,124	27,565
	Experian plc	564,193	27,536
	Lloyds Banking Group plc	38,043,123	26,113
	Reckitt Benckiser Group plc	425,925	25,838
*	Flutter Entertainment plc	108,092	25,286
	Ferguson Enterprises Inc.	123,078	24,214
	Anglo American plc	762,343	23,633
	3i Group plc	566,197	23,218
	Haleon plc	4,608,614	22,149
	Ashtead Group plc	268,378	20,077
	NatWest Group plc	4,055,114	19,214
	Tesco plc	4,225,117	18,657
	Smurfit WestRock plc	314,015	16,232
	Imperial Brands plc	523,228	15,790
	SSE plc	667,575	15,170
	Standard Chartered plc	1,286,330	14,917
	Prudential plc (XLON)	1,695,577	14,115
	Vodafone Group plc	13,317,238	12,384
	InterContinental Hotels Group plc	98,441	10,858
	Legal & General Group plc	3,724,186	10,446
	Aviva plc	1,651,122	9,676
	Next plc	73,394	9,285
	Bunzl plc	207,190	9,121
	Informa plc	823,321	8,601
	Segro plc	831,476	8,425

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Rentokil Initial plc	1,580,469	7,927
	Sage Group plc	617,329	7,715
	Halma plc	234,728	7,499
	BT Group plc	4,042,321	7,218
	WPP plc	664,044	6,980
	Smith & Nephew plc	556,314	6,917
	Pearson plc	415,420	6,100
	Admiral Group plc	184,129	6,093
[2]	Auto Trader Group plc	556,971	6,014
	Intertek Group plc	99,743	5,988
	Marks & Spencer Group plc	1,233,957	5,987
	DS Smith plc	828,697	5,826
	United Utilities Group plc	430,000	5,675
	Associated British Foods plc	194,509	5,591
	Severn Trent plc	161,062	5,328
	Melrose Industries plc (XLON)	832,050	5,096
	Barratt Developments plc	847,716	4,884
	Centrica plc	3,222,978	4,879
	Antofagasta plc	208,656	4,661
	Mondi plc	276,037	4,470
	Smiths Group plc	222,628	4,393
	Croda International plc	91,429	4,387
	Intermediate Capital Group plc	164,568	4,372
	Diploma plc	79,350	4,362
	Whitbread plc	112,020	4,358
	Kingfisher plc	1,138,401	4,305
	Coca-Cola HBC AG	122,121	4,273
*	Wise plc Class A	467,359	4,263
	Weir Group plc	157,416	4,239
	Taylor Wimpey plc	2,207,719	4,174
	Spirax Group plc	48,415	4,041
	J Sainsbury plc	1,133,227	3,901
	International Consolidated Airlines Group SA	1,412,893	3,848
	Beazley plc	393,682	3,838
	Rightmove plc	498,114	3,793
	Berkeley Group Holdings plc	66,239	3,780
	M&G plc	1,466,895	3,675
	DCC plc	57,778	3,655
	Persimmon plc	192,843	3,655
	Entain plc	364,629	3,507
	Land Securities Group plc	451,459	3,506
	Howden Joinery Group plc	318,580	3,466
	St. James's Place plc	324,375	3,403
	IMI plc	158,299	3,372
	Phoenix Group Holdings plc	509,747	3,238
	Hargreaves Lansdown plc	228,096	3,201
	British Land Co. plc	608,365	3,131
	LondonMetric Property plc	1,228,760	3,072
	Games Workshop Group plc	19,336	2,989
	Investec plc	372,311	2,867
	B&M European Value Retail SA	556,920	2,786
[2]	ConvaTec Group plc	995,226	2,745
	UNITE Group plc	242,074	2,738
	Endeavour Mining plc	117,549	2,636
	Britvic plc	158,886	2,622
	Bellway plc	71,726	2,619
	Hiscox Ltd.	188,363	2,619
	RS Group plc	291,311	2,612
	Tritax Big Box REIT plc	1,432,825	2,601
	IG Group Holdings plc	215,655	2,495
	Spectris plc	73,730	2,401
	Schroders plc	540,861	2,396
	JD Sports Fashion plc	1,484,477	2,380
	Tate & Lyle plc	238,073	2,298
	Rotork plc	590,864	2,293
	Burberry Group plc	222,273	2,259
	Hikma Pharmaceuticals plc	94,011	2,252
	ITV plc	2,358,529	2,246
*	Vistry Group plc	189,077	2,222
	Johnson Matthey plc	115,371	2,220

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Greggs plc	60,314	2,138
	Cranswick plc	32,568	2,134
	Inchcape plc	216,464	2,002
	Abrdn plc	1,162,793	1,981
	Drax Group plc	235,947	1,901
	Big Yellow Group plc	119,607	1,855
	Derwent London plc	64,339	1,820
	Balfour Beatty plc	313,400	1,791
	QinetiQ Group plc	300,301	1,773
	Man Group plc	681,142	1,743
*	Playtech plc	183,704	1,719
	International Distribution Services plc	387,306	1,685
	Softcat plc	76,702	1,682
	Direct Line Insurance Group plc	791,656	1,674
*	Ocado Group plc	367,214	1,654
	Shaftesbury Capital plc	895,490	1,572
*	Carnival plc	77,246	1,543
	Safestore Holdings plc	145,869	1,521
[2]	Quilter plc	804,144	1,496
	easyJet plc	224,093	1,477
	Plus500 Ltd.	48,084	1,450
	Grafton Group plc GDR	110,181	1,425
	Serco Group plc	630,026	1,424
*,2	Deliveroo plc	766,046	1,364
	Morgan Sindall Group plc	28,045	1,355
*,2	Trainline plc	270,092	1,342
	WH Smith plc	78,666	1,340
	Harbour Energy plc	375,765	1,337
	Centamin plc	649,502	1,333
	Travis Perkins plc	125,625	1,308
	TP ICAP Group plc	449,469	1,307
[2]	JTC plc	97,924	1,294
	Hill & Smith plc	48,854	1,278
	Pennon Group plc	181,562	1,273
	Savills plc	85,366	1,183
	Grainger plc	401,129	1,179
	Mitie Group plc	779,578	1,170
	Computacenter plc	41,054	1,155
	Bank of Georgia Group plc	21,219	1,141
	Lancashire Holdings Ltd.	139,966	1,136
	Energean plc	85,843	1,108
	Coats Group plc	902,039	1,107
	4imprint Group plc	16,592	1,093
	AJ Bell plc	188,707	1,084
	Pets at Home Group plc	275,415	1,051
	Dunelm Group plc	73,278	1,050
	TBC Bank Group plc	29,570	1,049
	Fresnillo plc	109,812	1,045
	Sirius Real Estate Ltd.	899,333	1,042
	Just Group plc	590,632	1,019
[2]	Bridgepoint Group plc	250,909	1,015
	OSB Group plc	223,375	1,011
	Paragon Banking Group plc	114,753	1,008
	Keller Group plc	47,802	1,002
	Breedon Group plc	173,872	986
	Hammerson plc	261,457	972
	Genus plc	35,791	967
	Telecom Plus plc	43,417	940
	Hays plc	927,829	925
[2]	Airtel Africa plc	702,613	923
	Renishaw plc	22,664	918
	SSP Group plc	438,648	911
	Oxford Instruments plc	31,568	882
	International Workplace Group plc	426,290	881
	Primary Health Properties plc	711,324	877
	Domino's Pizza Group plc	224,866	873
	Premier Foods plc	360,487	872
	Great Portland Estates plc	214,909	872
*	Helios Towers plc	631,559	861
	Assura plc	1,643,261	857

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Genuit Group plc	141,475	855
	Babcock International Group plc	139,818	852
	Pagegroup plc	181,484	837
	Bytes Technology Group plc (XLON)	141,771	826
	Chemring Group plc	178,853	825
	Ashmore Group plc	294,449	805
	Volution Group plc	106,024	791
	Future plc	68,165	772
	Rathbones Group plc	35,877	771
	IntegraFin Holdings plc	161,795	764
	Bodycote plc	106,208	754
	Clarkson plc	16,544	753
*	Greencore Group plc	274,277	738
*	Spirent Communications plc	339,577	734
*	Moonpig Group plc	226,667	733
*,2	Watches of Switzerland Group plc	136,495	718
	Supermarket Income REIT plc	777,045	711
	Firstgroup plc	408,106	703
*	John Wood Group plc	424,164	693
	MONY Group plc	280,455	679
	Marshalls plc	155,110	678
*	Indivior plc	75,198	667
*	Frasers Group plc	66,118	654
	Elementis plc	368,189	636
*,2	Trustpilot Group plc	197,632	632
	AG Barr plc	77,949	627
*	Oxford Nanopore Technologies plc	355,978	620
	Kainos Group plc	60,384	585
	Hilton Food Group plc	48,855	567
*	Currys plc	516,854	550
	Victrex plc	49,122	540
*	Molten Ventures plc	121,550	534
	Pan African Resources plc	1,150,562	525
[2]	Spire Healthcare Group plc	188,279	523
	Zigup plc	112,792	514
	Workspace Group plc	70,681	507
[2]	Ibstock plc	192,672	499
	Vesuvius plc	105,248	484
*	Mitchells & Butlers plc	145,120	469
*	Hochschild Mining plc	158,826	469
	Dowlais Group plc	709,624	449
	Ninety One plc	208,119	446
	Morgan Advanced Materials plc	142,816	443
	Rhi Magnesita NV	10,453	433
	NCC Group plc	202,648	403
[2]	TI Fluid Systems plc	183,305	403
	J D Wetherspoon plc	50,210	398
	C&C Group plc	209,451	398
	Balanced Commercial Property Trust Ltd.	313,967	388
	Senior plc	213,364	361
*	Auction Technology Group plc	61,115	355
	Baltic Classifieds Group plc	86,074	351
[2]	Petershill Partners plc	121,657	340
	Wickes Group plc	163,541	339
*	THG plc	544,316	328
	Crest Nicholson Holdings plc	147,185	321
*	IP Group plc	521,288	310
*	Alphawave IP Group plc	214,478	308
	Essentra plc	156,794	301
	Diversified Energy Co. plc	24,091	291
[2]	Bakkavor Group plc	145,599	282
	Picton Property Income Ltd.	307,086	275
	Halfords Group plc	124,590	268
*	AO World plc	187,807	262
*	Close Brothers Group plc	83,578	246
*	PureTech Health plc	123,993	245
*	Mobico Group plc	268,836	241
*,1,2	Aston Martin Lagonda Global Holdings plc	160,219	236
	Liontrust Asset Management plc	33,946	213
	Dr. Martens plc	288,620	203

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tullow Oil plc	619,593	189
	FDM Group Holdings plc	41,177	188
[2]	CMC Markets plc	46,417	183
	Jupiter Fund Management plc	173,949	181
*	Evoke plc	214,674	171
*,1	ASOS plc	33,993	156
	Helical plc	55,409	143
*	Synthomer plc	60,515	140
	PZ Cussons plc	110,790	116
	Rank Group plc	100,345	113
*,3	Home REIT plc	383,901	94
	CLS Holdings plc	71,863	85
*	SIG plc	283,997	84
	Ithaca Energy plc	61,004	80
	Vanquis Banking Group plc	49,389	29
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			1,832,655
United States (63.0%)
	Apple Inc.	8,868,910	2,003,575
	NVIDIA Corp.	14,277,224	1,895,444
	Microsoft Corp.	4,537,314	1,843,738
*	Amazon.com Inc.	5,667,567	1,056,434
	Meta Platforms Inc. Class A	1,336,757	758,717
	Alphabet Inc. Class A	3,618,469	619,156
	Alphabet Inc. Class C	2,972,795	513,372
	Broadcom Inc.	2,774,401	471,010
*	Berkshire Hathaway Inc. Class B	948,012	427,478
*	Tesla Inc.	1,693,404	423,097
	Eli Lilly & Co.	488,407	405,251
	JPMorgan Chase & Co.	1,748,014	387,919
	Exxon Mobil Corp.	2,736,791	319,602
	UnitedHealth Group Inc.	561,073	316,726
	Visa Inc. Class A	960,808	278,490
	Mastercard Inc. Class A	503,852	251,719
	Home Depot Inc.	604,902	238,180
	Procter & Gamble Co.	1,438,370	237,590
	Costco Wholesale Corp.	270,392	236,371
	Johnson & Johnson	1,470,740	235,112
	AbbVie Inc.	1,080,196	220,220
	Walmart Inc.	2,647,340	216,950
*	Netflix Inc.	261,042	197,356
	Bank of America Corp.	4,138,517	173,073
	Salesforce Inc.	572,297	166,750
	Oracle Corp.	958,493	160,873
	Merck & Co. Inc.	1,546,719	158,260
	Chevron Corp.	1,049,644	156,208
	Coca-Cola Co.	2,365,008	154,459
*	Advanced Micro Devices Inc.	982,309	141,521
	PepsiCo Inc.	838,407	139,243
	Wells Fargo & Co.	2,136,713	138,715
	Cisco Systems Inc.	2,472,931	135,442
	Linde plc	292,824	133,572
	Accenture plc Class A	382,547	131,910
*	Adobe Inc.	270,147	129,152
	McDonald's Corp.	439,536	128,393
	Thermo Fisher Scientific Inc.	232,604	127,076
	Philip Morris International Inc.	947,792	125,772
	Abbott Laboratories	1,054,250	119,520
*	ServiceNow Inc.	125,252	116,859
	International Business Machines Corp.	559,157	115,589
	General Electric Co.	663,982	114,059
	Texas Instruments Inc.	555,556	112,867
	Caterpillar Inc.	298,294	112,218
	QUALCOMM Inc.	680,963	110,840
*	Intuitive Surgical Inc.	215,437	108,546
	Verizon Communications Inc.	2,568,369	108,205

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Walt Disney Co.	1,120,539	107,796
	Amgen Inc.	326,832	104,639
	Comcast Corp. Class A	2,343,775	102,353
	Intuit Inc.	166,592	101,671
	Goldman Sachs Group Inc.	192,157	99,497
	NextEra Energy Inc.	1,254,460	99,416
	AT&T Inc.	4,373,991	98,590
	RTX Corp.	810,857	98,106
	Pfizer Inc.	3,459,698	97,909
	Booking Holdings Inc.	20,786	97,201
	Danaher Corp.	393,134	96,577
	American Express Co.	342,053	92,382
	Applied Materials Inc.	507,587	92,168
	S&P Global Inc.	190,546	91,531
	Lowe's Cos. Inc.	348,778	91,321
*	Uber Technologies Inc.	1,226,668	88,381
	Blackrock Inc.	89,746	88,044
	Progressive Corp.	356,507	86,571
	Union Pacific Corp.	371,639	86,246
	Morgan Stanley	707,232	82,216
	Honeywell International Inc.	396,789	81,612
	Eaton Corp. plc	243,201	80,641
	Stryker Corp.	220,540	78,574
	ConocoPhillips	713,856	78,196
	TJX Cos. Inc.	690,663	78,066
*	Berkshire Hathaway Inc. Class A	111	75,143
*	Boston Scientific Corp.	894,236	75,134
*	Vertex Pharmaceuticals Inc.	157,601	75,015
	Citigroup Inc.	1,167,099	74,893
	Automatic Data Processing Inc.	250,156	72,355
	Blackstone Inc.	429,729	72,087
	Lockheed Martin Corp.	129,947	70,958
	Medtronic plc	781,098	69,713
	Chubb Ltd.	246,556	69,637
*	Fiserv Inc.	349,042	69,075
	Bristol-Myers Squibb Co.	1,236,173	68,941
*	Palo Alto Networks Inc.	188,117	67,784
	Gilead Sciences Inc.	762,260	67,704
	Starbucks Corp.	692,582	67,665
	Analog Devices Inc.	302,464	67,483
	Micron Technology Inc.	672,762	67,041
	T-Mobile US Inc.	294,827	65,794
	Marsh & McLennan Cos. Inc.	300,243	65,525
	Charles Schwab Corp.	910,050	64,459
	Prologis Inc.	562,771	63,559
*	Boeing Co.	419,447	62,628
	Deere & Co.	153,578	62,151
*	Arista Networks Inc.	157,271	60,776
	American Tower Corp.	284,351	60,720
	Southern Co.	666,437	60,666
	United Parcel Service Inc. Class B (XNYS)	444,388	59,575
	Lam Research Corp.	797,916	59,325
*	MercadoLibre Inc.	28,723	58,514
	Elevance Health Inc.	141,720	57,504
	Altria Group Inc.	1,045,518	56,939
	KKR & Co. Inc.	410,734	56,780
	NIKE Inc. Class B	734,132	56,624
	Intel Corp.	2,602,652	56,009
	Mondelez International Inc. Class A	815,662	55,857
	KLA Corp.	82,239	54,790
	Duke Energy Corp.	468,873	54,047
	Intercontinental Exchange Inc.	345,094	53,790
	Cigna Group	170,080	53,543
*	Regeneron Pharmaceuticals Inc.	63,655	53,356
	Waste Management Inc.	244,161	52,702
	Equinix Inc.	57,734	52,427
	Sherwin-Williams Co.	142,885	51,263
*	Palantir Technologies Inc. Class A	1,228,942	51,075
	Trane Technologies plc	137,680	50,964
	Constellation Energy Corp.	192,429	50,601

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	GE Vernova Inc.	166,193	50,134
	Zoetis Inc.	279,357	49,943
	Welltower Inc.	366,765	49,469
*	PayPal Holdings Inc.	623,596	49,451
	Parker-Hannifin Corp.	77,835	49,353
	CME Group Inc.	218,776	49,303
	General Dynamics Corp.	165,916	48,383
	Amphenol Corp. Class A	720,605	48,295
*	Synopsys Inc.	93,003	47,767
	Illinois Tool Works Inc.	179,586	46,895
*	Chipotle Mexican Grill Inc.	833,923	46,508
	Colgate-Palmolive Co.	493,624	46,258
*	Cadence Design Systems Inc.	166,377	45,940
	US Bancorp	950,589	45,923
	Apollo Global Management Inc.	318,996	45,699
	PNC Financial Services Group Inc.	241,164	45,404
	Motorola Solutions Inc.	100,335	45,086
	Aon plc Class A (XNYS)	119,628	43,888
	Moody's Corp.	96,052	43,611
	CVS Health Corp.	768,836	43,408
	3M Co.	337,236	43,325
	Cintas Corp.	210,452	43,313
	TransDigm Group Inc.	33,156	43,179
	EOG Resources Inc.	351,029	42,811
	Northrop Grumman Corp.	84,015	42,765
	Target Corp.	282,135	42,332
	Air Products and Chemicals Inc.	135,532	42,087
	Marvell Technology Inc.	524,196	41,993
	HCA Healthcare Inc.	114,961	41,241
	Becton Dickinson & Co.	175,868	41,081
*	Crowdstrike Holdings Inc. Class A	138,188	41,024
*	O'Reilly Automotive Inc.	35,263	40,663
	CSX Corp.	1,188,660	39,987
	McKesson Corp.	79,070	39,582
	Freeport-McMoRan Inc.	875,161	39,400
	Williams Cos. Inc.	744,159	38,972
	FedEx Corp.	138,059	37,807
	Emerson Electric Co.	346,803	37,548
	Capital One Financial Corp.	230,641	37,546
*	Autodesk Inc.	131,362	37,281
	Carrier Global Corp.	512,171	37,245
	Ecolab Inc.	151,504	37,229
	Arthur J Gallagher & Co.	131,346	36,934
	NXP Semiconductors NV	156,323	36,658
	Marriott International Inc. Class A	139,692	36,323
*	Airbnb Inc. Class A	266,964	35,984
	Aflac Inc.	339,506	35,577
	Hilton Worldwide Holdings Inc.	149,588	35,131
	Digital Realty Trust Inc.	196,734	35,064
	Roper Technologies Inc.	65,019	34,963
	Truist Financial Corp.	811,545	34,937
	Schlumberger NV	870,056	34,863
	General Motors Co.	681,711	34,604
	Norfolk Southern Corp.	137,900	34,534
*	Spotify Technology SA	89,577	34,496
	Travelers Cos. Inc.	139,158	34,225
	ONEOK Inc.	353,242	34,222
	Bank of New York Mellon Corp.	449,356	33,863
	Simon Property Group Inc.	196,635	33,255
*	DoorDash Inc. Class A	211,801	33,189
	United Rentals Inc.	40,726	33,102
	PACCAR Inc.	312,661	32,604
*	Trade Desk Inc. Class A	270,109	32,470
	Sempra	379,644	31,651
	Public Storage	96,042	31,604
	American Electric Power Co. Inc.	319,775	31,578
	Realty Income Corp.	529,873	31,459
	Marathon Petroleum Corp.	215,227	31,309
*	AutoZone Inc.	10,400	31,294
	Ameriprise Financial Inc.	60,953	31,104

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Phillips 66	255,000	31,064
	Fidelity National Information Services Inc.	345,381	30,991
	Johnson Controls International plc	406,866	30,739
	DR Horton Inc.	181,302	30,640
*	Fortinet Inc.	386,373	30,392
	Dominion Energy Inc.	508,770	30,287
*	Workday Inc. Class A	129,295	30,236
	American International Group Inc.	395,701	30,026
	Royal Caribbean Cruises Ltd.	144,998	29,920
	Allstate Corp.	159,926	29,829
	WW Grainger Inc.	26,622	29,530
*	NU Holdings Ltd. Class A	1,938,140	29,247
	Kinder Morgan Inc.	1,181,274	28,953
*	Fair Isaac Corp.	14,458	28,816
	L3Harris Technologies Inc.	115,147	28,495
	Crown Castle Inc.	264,265	28,406
	MetLife Inc.	358,166	28,087
	Ross Stores Inc.	200,998	28,083
	Kimberly-Clark Corp.	204,664	27,462
	Cummins Inc.	83,282	27,398
*	Copart Inc.	531,258	27,344
	Fastenal Co.	348,519	27,247
*	AppLovin Corp. Class A	160,538	27,194
	Paychex Inc.	194,960	27,164
	Public Service Enterprise Group Inc.	302,953	27,087
	Cheniere Energy Inc.	140,436	26,877
	MSCI Inc.	46,897	26,788
	Kenvue Inc.	1,166,821	26,755
	Prudential Financial Inc.	218,093	26,712
	Quanta Services Inc.	88,458	26,682
	Vistra Corp.	211,452	26,423
	Newmont Corp. (XNYS)	580,368	26,372
	PG&E Corp.	1,302,146	26,329
	Corteva Inc.	428,429	26,100
	AMETEK Inc.	139,714	25,615
	Valero Energy Corp.	194,843	25,283
	Lennar Corp. Class A	147,199	25,068
	Republic Services Inc.	124,567	24,664
*	CBRE Group Inc. Class A	188,308	24,663
	Howmet Aerospace Inc.	247,088	24,640
	Electronic Arts Inc.	163,223	24,622
*	Block Inc. (XNYS)	340,367	24,615
	Ford Motor Co.	2,391,254	24,606
*	Edwards Lifesciences Corp.	364,666	24,436
	Old Dominion Freight Line Inc.	120,019	24,162
	Otis Worldwide Corp.	244,880	24,047
	Microchip Technology Inc.	325,338	23,870
	Exelon Corp.	606,849	23,849
	Vertiv Holdings Co. Class A	218,151	23,842
	Verisk Analytics Inc.	86,638	23,801
	Ingersoll Rand Inc. (XYNS)	247,686	23,778
	GE HealthCare Technologies Inc.	268,860	23,485
	Agilent Technologies Inc.	180,160	23,477
	Cencora Inc.	102,392	23,354
*	MicroStrategy Inc. Class A	95,244	23,287
*	Gartner Inc.	46,301	23,266
	Baker Hughes Co.	609,303	23,202
	General Mills Inc.	340,396	23,154
*	Monster Beverage Corp.	436,834	23,012
*	Datadog Inc. Class A	182,875	22,940
	Cognizant Technology Solutions Corp. Class A	307,131	22,909
	Hess Corp.	170,351	22,909
*	IQVIA Holdings Inc.	110,969	22,840
	Discover Financial Services	153,363	22,764
	Constellation Brands Inc. Class A	97,808	22,725
	Sysco Corp.	303,180	22,723
	Xcel Energy Inc.	337,593	22,555
	Keurig Dr Pepper Inc.	683,025	22,506
	Kroger Co.	403,254	22,489
	Martin Marietta Materials Inc.	37,946	22,477

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yum! Brands Inc.	171,074	22,438
	Targa Resources Corp.	134,366	22,434
	Corning Inc.	471,324	22,430
	Vulcan Materials Co.	81,330	22,279
*	Snowflake Inc. Class A	193,322	22,197
*	Lululemon Athletica Inc.	73,905	22,016
	Iron Mountain Inc.	177,608	21,975
	Monolithic Power Systems Inc.	28,656	21,759
*	Arch Capital Group Ltd.	220,392	21,722
	ResMed Inc.	89,260	21,643
*	Coinbase Global Inc. Class A	120,169	21,540
	DuPont de Nemours Inc.	257,077	21,335
	Consolidated Edison Inc.	209,192	21,271
	Dow Inc.	429,426	21,205
	HP Inc.	594,457	21,115
	Extra Space Storage Inc.	128,067	20,913
	Nucor Corp.	145,952	20,702
*	Alnylam Pharmaceuticals Inc.	77,313	20,611
	Dell Technologies Inc. Class C	165,882	20,508
*	IDEXX Laboratories Inc.	50,378	20,500
	Occidental Petroleum Corp.	407,580	20,424
	Diamondback Energy Inc.	114,863	20,304
	Westinghouse Air Brake Technologies Corp.	107,626	20,232
	VICI Properties Inc.	633,949	20,134
*	Centene Corp.	320,729	19,969
	Entergy Corp.	128,811	19,937
	Equifax Inc.	75,179	19,924
	M&T Bank Corp.	101,596	19,779
	Hartford Financial Services Group Inc.	178,169	19,677
	AvalonBay Communities Inc.	86,585	19,188
	Humana Inc.	73,865	19,045
	Edison International	229,935	18,947
*	Charter Communications Inc. Class A	57,787	18,932
	Willis Towers Watson plc	62,489	18,884
	Rockwell Automation Inc.	70,660	18,846
*	Veeva Systems Inc. Class A	89,745	18,741
	Ares Management Corp. Class A	111,451	18,688
*	ON Semiconductor Corp.	263,999	18,609
	Garmin Ltd.	93,602	18,566
*	Axon Enterprise Inc.	43,650	18,486
	Nasdaq Inc.	249,880	18,471
	Fifth Third Bancorp	420,812	18,381
*	Coupang Inc.	710,421	18,322
	WEC Energy Group Inc.	190,847	18,232
	eBay Inc.	313,217	18,013
	Kraft Heinz Co.	538,154	18,007
*	Atlassian Corp. Ltd. Class A	95,468	18,000
*	CoStar Group Inc.	246,721	17,959
	PPG Industries Inc.	143,899	17,917
	Xylem Inc.	146,467	17,837
	Tractor Supply Co.	66,802	17,737
	State Street Corp.	186,808	17,336
	Raymond James Financial Inc.	116,771	17,308
*	ANSYS Inc.	53,753	17,223
*	DexCom Inc.	244,166	17,209
*	Take-Two Interactive Software Inc.	105,213	17,015
*	Mettler-Toledo International Inc.	12,913	16,680
*	HubSpot Inc.	29,833	16,551
	Cardinal Health Inc.	151,173	16,405
	PulteGroup Inc.	126,242	16,352
	American Water Works Co. Inc.	117,909	16,284
*	Carvana Co.	65,807	16,275
	Global Payments Inc.	156,911	16,273
	Equity Residential	230,139	16,195
*	Keysight Technologies Inc.	108,623	16,186
*	Roblox Corp. Class A	312,012	16,137
	Ventas Inc.	246,285	16,129
*	NVR Inc.	1,757	16,081
	Archer-Daniels-Midland Co.	291,219	16,078
*	Cloudflare Inc. Class A	182,572	16,013

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dover Corp.	83,851	15,876
	Hershey Co.	89,037	15,811
*	Tyler Technologies Inc.	26,101	15,807
	International Flavors & Fragrances Inc.	157,358	15,646
	CDW Corp.	82,754	15,577
	DTE Energy Co.	124,939	15,520
	Hewlett Packard Enterprise Co.	794,186	15,479
	Brown & Brown Inc.	147,903	15,477
*	Biogen Inc.	88,929	15,474
	Halliburton Co.	557,326	15,460
	Veralto Corp.	151,049	15,436
	Fortive Corp.	215,326	15,381
	Leidos Holdings Inc.	83,909	15,369
	Broadridge Financial Solutions Inc.	72,469	15,281
	SBA Communications Corp.	66,199	15,191
	T Rowe Price Group Inc.	138,054	15,167
	Devon Energy Corp.	390,520	15,105
*	Deckers Outdoor Corp.	93,348	15,019
	Church & Dwight Co. Inc.	149,564	14,943
	NetApp Inc.	127,859	14,743
	PPL Corp.	452,448	14,732
*	GoDaddy Inc. Class A	88,249	14,720
	FirstEnergy Corp.	344,562	14,413
	Eversource Energy	217,904	14,349
	Hubbell Inc.	33,371	14,250
	Booz Allen Hamilton Holding Corp.	78,405	14,243
	First Citizens BancShares Inc. Class A	7,298	14,139
*	Illumina Inc.	97,338	14,030
	Weyerhaeuser Co.	448,447	13,974
	Ameren Corp.	159,941	13,932
	Huntington Bancshares Inc.	886,112	13,814
	West Pharmaceutical Services Inc.	44,813	13,799
*	Corpay Inc.	41,846	13,797
	Cboe Global Markets Inc.	64,399	13,754
*	Carnival Corp.	622,741	13,700
	Texas Pacific Land Corp.	11,703	13,646
	LyondellBasell Industries NV Class A	156,418	13,585
	Zimmer Biomet Holdings Inc.	126,441	13,519
*	PTC Inc.	72,485	13,434
	STERIS plc	60,539	13,431
	Regions Financial Corp.	561,795	13,410
	Cincinnati Financial Corp.	94,860	13,359
	Synchrony Financial	242,219	13,356
*	Western Digital Corp.	199,679	13,041
	EQT Corp.	356,644	13,032
*	Teledyne Technologies Inc.	28,438	12,948
	EMCOR Group Inc.	29,007	12,939
	LPL Financial Holdings Inc.	45,854	12,939
	Kellanova	160,228	12,922
*	Builders FirstSource Inc.	74,119	12,704
*	First Solar Inc.	65,280	12,696
	CMS Energy Corp.	181,971	12,667
*	Cooper Cos. Inc.	120,688	12,634
	Atmos Energy Corp.	90,911	12,617
	Packaging Corp. of America	54,324	12,437
*	Markel Group Inc.	8,013	12,356
*	Expedia Group Inc.	78,721	12,305
	Clorox Co.	77,290	12,254
	Northern Trust Corp.	121,836	12,247
*	Zebra Technologies Corp. Class A	32,055	12,244
	TransUnion	120,732	12,230
	McCormick & Co. Inc.	156,204	12,221
	International Paper Co.	218,495	12,135
	Best Buy Co. Inc.	133,810	12,100
	Seagate Technology Holdings plc	120,201	12,065
*	Warner Bros Discovery Inc.	1,483,458	12,061
*	Zoom Video Communications Inc. Class A	161,283	12,054
	Lennox International Inc.	19,909	11,997
	Omnicom Group Inc.	118,743	11,993
	Steel Dynamics Inc.	91,475	11,937

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Waters Corp.	36,945	11,937
	Carlisle Cos. Inc.	28,214	11,913
	Darden Restaurants Inc.	74,324	11,893
	Invitation Homes Inc.	378,475	11,888
	Alexandria Real Estate Equities Inc.	105,947	11,818
	Labcorp Holdings Inc.	51,578	11,774
	Expand Energy Corp.	138,591	11,741
	Citizens Financial Group Inc.	277,224	11,677
*	Pinterest Inc. Class A	366,751	11,659
*	MongoDB Inc.	43,024	11,634
*	Molina Healthcare Inc.	36,020	11,570
	Principal Financial Group Inc.	140,350	11,565
*	Live Nation Entertainment Inc.	98,385	11,525
	NRG Energy Inc.	126,978	11,479
	Las Vegas Sands Corp.	220,313	11,423
*	Hologic Inc.	139,876	11,312
	CenterPoint Energy Inc.	381,804	11,275
	Baxter International Inc.	312,319	11,150
	AerCap Holdings NV	119,001	11,133
	Ball Corp.	187,832	11,129
*	ICON plc	49,914	11,086
	Essex Property Trust Inc.	38,915	11,046
*	Ulta Beauty Inc.	29,802	10,996
	Coterra Energy Inc.	454,971	10,883
	Masco Corp.	135,110	10,797
	Jacobs Solutions Inc.	76,476	10,751
	Mid-America Apartment Communities Inc.	70,939	10,736
*	Moderna Inc.	197,072	10,713
	Dollar General Corp.	133,784	10,708
	FactSet Research Systems Inc.	23,494	10,668
	Williams-Sonoma Inc.	79,297	10,636
	HEICO Corp.	43,348	10,618
	Expeditors International of Washington Inc.	88,856	10,574
	Quest Diagnostics Inc.	68,222	10,563
	Snap-on Inc.	31,753	10,483
*	Liberty Media Corp.-Liberty Formula One Class C	129,804	10,364
	Teradyne Inc.	97,363	10,341
	Tyson Foods Inc. Class A	175,348	10,274
	W R Berkley Corp.	179,234	10,247
	Reliance Inc.	35,564	10,183
	Avery Dennison Corp.	49,155	10,177
	Watsco Inc.	21,414	10,129
*	Zscaler Inc.	56,016	10,127
	Sun Communities Inc.	76,084	10,095
	Pentair plc	101,844	10,095
*	Insulet Corp.	43,459	10,062
	Entegris Inc.	96,000	10,052
*	United Therapeutics Corp.	26,760	10,007
	NiSource Inc.	284,288	9,996
*	DraftKings Inc. Class A	282,579	9,981
	IDEX Corp.	46,481	9,977
	RPM International Inc.	78,031	9,919
*	Manhattan Associates Inc.	37,585	9,898
	KeyCorp.	567,709	9,793
	Estee Lauder Cos. Inc. Class A	142,041	9,792
	Interactive Brokers Group Inc. Class A	64,170	9,791
*	Burlington Stores Inc.	39,455	9,776
*	Dynatrace Inc.	180,552	9,714
	Genuine Parts Co.	84,684	9,713
	Gen Digital Inc. (XNGS)	333,020	9,694
*	Robinhood Markets Inc. Class A	412,275	9,684
	Healthpeak Properties Inc.	429,545	9,643
	Kimco Realty Corp.	405,476	9,618
	Fidelity National Financial Inc.	159,030	9,569
	Marathon Oil Corp.	344,804	9,551
*	Aptiv plc	167,897	9,542
*	Akamai Technologies Inc.	94,121	9,514
*	Align Technology Inc.	46,280	9,489
	Everest Group Ltd.	26,630	9,470
	Alliant Energy Corp.	157,446	9,447

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Coca-Cola Europacific Partners plc	124,024	9,426
*	Avantor Inc.	421,043	9,419
*	Guidewire Software Inc.	50,401	9,388
*	Pure Storage Inc. Class A	187,495	9,384
	Owens Corning	52,995	9,369
*	Nutanix Inc. Class A	149,940	9,311
*	XPO Inc.	70,981	9,265
	SS&C Technologies Holdings Inc.	132,427	9,261
	Textron Inc.	114,956	9,245
	Toll Brothers Inc.	62,907	9,212
*	VeriSign Inc.	51,908	9,179
	CF Industries Holdings Inc.	111,593	9,176
	Celanese Corp.	72,548	9,139
	Equitable Holdings Inc.	201,135	9,119
	JB Hunt Transport Services Inc.	50,365	9,097
	Casey's General Stores Inc.	23,052	9,083
*	Trimble Inc.	149,858	9,066
	AECOM	84,805	9,057
*	Tenet Healthcare Corp.	58,197	9,022
	Revvity Inc.	75,657	8,972
	Tradeweb Markets Inc. Class A	70,527	8,957
	Domino's Pizza Inc.	21,543	8,913
	Stanley Black & Decker Inc.	95,685	8,893
*	Super Micro Computer Inc. (XNGS)	302,686	8,811
	Skyworks Solutions Inc.	100,395	8,793
*	DocuSign Inc.	126,612	8,784
*	US Foods Holding Corp.	142,257	8,770
*	Check Point Software Technologies Ltd.	50,459	8,740
	Comfort Systems USA Inc.	22,262	8,705
	Reinsurance Group of America Inc.	41,023	8,659
	Nordson Corp.	34,895	8,650
	Viatris Inc.	745,072	8,643
	Loews Corp.	108,522	8,569
*	Twilio Inc. Class A	105,418	8,502
	Conagra Brands Inc.	293,053	8,481
*	F5 Inc.	36,252	8,479
*	Natera Inc.	70,087	8,478
*	Flex Ltd.	244,122	8,464
	Pool Corp.	23,394	8,460
	UDR Inc.	200,527	8,460
	Graco Inc.	102,948	8,385
	RenaissanceRe Holdings Ltd.	31,910	8,373
	Jabil Inc.	67,874	8,355
	Evergy Inc.	137,189	8,292
	East West Bancorp Inc.	85,016	8,288
	FTAI Aviation Ltd.	61,209	8,229
*	Dollar Tree Inc.	126,708	8,190
*	Toast Inc. Class A	272,089	8,171
*	Saia Inc.	16,712	8,166
*	Sprouts Farmers Market Inc.	63,499	8,155
	Texas Roadhouse Inc.	42,671	8,155
	Curtiss-Wright Corp.	23,633	8,152
	Jack Henry & Associates Inc.	44,728	8,137
	Equity LifeStyle Properties Inc.	115,431	8,094
*	Jones Lang LaSalle Inc.	29,838	8,085
	Juniper Networks Inc.	207,788	8,083
	Rollins Inc.	169,404	7,986
	Regency Centers Corp.	111,198	7,944
	Tetra Tech Inc.	161,495	7,894
	Gaming and Leisure Properties Inc.	155,824	7,821
*	Performance Food Group Co.	96,179	7,815
	nVent Electric plc	104,592	7,799
	BXP Inc.	96,465	7,771
*	Vaxcyte Inc.	72,960	7,759
*	Exact Sciences Corp.	112,007	7,721
	Credicorp Ltd.	41,728	7,683
	Host Hotels & Resorts Inc.	444,685	7,666
*	BioMarin Pharmaceutical Inc.	115,575	7,615
	Eastman Chemical Co.	72,175	7,585
*	Neurocrine Biosciences Inc.	62,807	7,554

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Allegion plc	54,002	7,540
	Bunge Global SA	88,338	7,422
	American Homes 4 Rent Class A	210,434	7,416
	Camden Property Trust	63,850	7,393
*	On Holding AG Class A	155,694	7,383
*	Coherent Corp.	79,605	7,359
*	Monday.com Ltd.	24,990	7,344
*	Incyte Corp.	98,741	7,319
	WP Carey Inc.	131,225	7,312
	CH Robinson Worldwide Inc.	70,617	7,276
	Unum Group	113,298	7,271
	AES Corp.	440,859	7,270
	Universal Health Services Inc. Class B	35,573	7,268
*	Clean Harbors Inc.	31,421	7,266
*	CACI International Inc. Class A	13,144	7,263
*	CyberArk Software Ltd.	26,224	7,251
	J M Smucker Co.	63,549	7,213
	Service Corp. International	88,119	7,195
	ITT Inc.	51,043	7,152
*	CarMax Inc.	98,525	7,131
*	Sarepta Therapeutics Inc.	56,534	7,123
	BWX Technologies Inc.	58,414	7,112
	Lamar Advertising Co. Class A	53,878	7,112
*	TopBuild Corp.	20,003	7,069
*	BJ's Wholesale Club Holdings Inc.	83,414	7,068
	TechnipFMC plc	264,063	7,048
	Bio-Techne Corp.	95,516	7,044
*	Okta Inc.	97,969	7,043
	Tapestry Inc.	148,051	7,025
	Regal Rexnord Corp.	42,130	7,016
*	SoFi Technologies Inc.	625,673	6,989
	News Corp. Class A	253,378	6,905
	Dick's Sporting Goods Inc.	35,262	6,903
	Interpublic Group of Cos. Inc.	233,102	6,853
	Paycom Software Inc.	32,741	6,844
	Lamb Weston Holdings Inc.	87,942	6,832
*	Floor & Decor Holdings Inc. Class A	66,273	6,829
	Carlyle Group Inc.	136,011	6,805
	Blue Owl Capital Inc.	302,412	6,762
	Crown Holdings Inc.	72,194	6,754
	Jefferies Financial Group Inc.	105,388	6,743
	Lincoln Electric Holdings Inc.	35,020	6,743
	AptarGroup Inc.	40,124	6,737
	MarketAxess Holdings Inc.	23,271	6,735
	Albemarle Corp.	71,063	6,732
*	Enphase Energy Inc.	80,893	6,717
*	Dayforce Inc.	94,562	6,709
	CubeSmart	137,926	6,598
*	Norwegian Cruise Line Holdings Ltd.	259,092	6,565
*	Catalent Inc.	111,201	6,516
*	Duolingo Inc.	22,211	6,507
	Ovintiv Inc. (XNYS)	165,951	6,505
	Royalty Pharma plc Class A	240,036	6,481
	Advanced Drainage Systems Inc.	42,740	6,406
*	EPAM Systems Inc.	33,728	6,363
	Fortune Brands Innovations Inc.	76,322	6,360
*	Insmed Inc.	93,873	6,316
	Woodward Inc.	38,203	6,269
*	Affirm Holdings Inc.	142,917	6,267
	Amdocs Ltd.	71,297	6,256
	Assurant Inc.	32,630	6,255
	Primerica Inc.	22,575	6,249
	Omega Healthcare Investors Inc.	146,507	6,222
*	Grab Holdings Ltd. Class A	1,522,658	6,212
	Newmont Corp. GDR	133,934	6,206
	Pinnacle West Capital Corp.	70,477	6,189
*	Solventum Corp.	85,164	6,181
*	Cava Group Inc.	45,524	6,080
	Wynn Resorts Ltd.	63,305	6,079
	Alcoa Corp.	151,359	6,068

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Generac Holdings Inc.	36,605	6,060
	Teleflex Inc.	30,106	6,053
	Aramark	159,539	6,035
	Churchill Downs Inc.	43,045	6,031
	Stifel Financial Corp.	58,066	6,017
	Globe Life Inc.	56,890	6,008
	Ally Financial Inc.	171,260	6,003
*	Zillow Group Inc. Class C	99,638	5,987
	CNH Industrial NV	531,169	5,965
	Annaly Capital Management Inc.	313,299	5,956
	Royal Gold Inc.	40,756	5,953
	Encompass Health Corp.	59,673	5,935
	Kinsale Capital Group Inc.	13,808	5,911
	Hasbro Inc.	89,738	5,890
	Eagle Materials Inc.	20,602	5,881
*	Onto Innovation Inc.	29,643	5,879
	Rexford Industrial Realty Inc.	136,958	5,874
	Molson Coors Beverage Co. Class B	107,780	5,871
	American Financial Group Inc.	45,414	5,855
	First Horizon Corp.	337,381	5,847
*	Match Group Inc.	161,193	5,808
	LKQ Corp.	157,664	5,800
*	Charles River Laboratories International Inc.	32,438	5,793
*	Exelixis Inc.	173,895	5,773
	KBR Inc.	86,084	5,768
	Delta Air Lines Inc.	99,857	5,714
	Federal Realty Investment Trust	51,248	5,680
	Webster Financial Corp.	109,384	5,666
	Essential Utilities Inc.	146,686	5,662
	Allison Transmission Holdings Inc.	52,941	5,657
	Fox Corp. Class B	145,136	5,654
	Southern Copper Corp.	51,498	5,642
	Murphy USA Inc.	11,518	5,626
	Western Alliance Bancorp	67,570	5,622
*	TKO Group Holdings Inc.	48,123	5,619
	Lithia Motors Inc.	16,860	5,604
	Evercore Inc. Class A	21,208	5,603
	A O Smith Corp.	74,494	5,594
*	Ciena Corp.	87,775	5,575
*	Henry Schein Inc.	79,207	5,563
	Hormel Foods Corp.	181,979	5,559
	Acuity Brands Inc.	18,464	5,552
*	Liberty Broadband Corp. Class C	68,633	5,547
	Ensign Group Inc.	35,770	5,544
	HEICO Corp. Class A	28,650	5,501
	Campbell Soup Co.	117,619	5,487
*	Intra-Cellular Therapies Inc.	64,669	5,481
	New York Times Co. Class A	97,441	5,441
	Permian Resources Corp.	397,568	5,419
	Mueller Industries Inc.	66,058	5,415
	Houlihan Lokey Inc.	31,276	5,404
*	Globant SA	25,743	5,403
*	Fabrinet	22,294	5,372
	Wingstop Inc.	18,670	5,371
*	Light & Wonder Inc.	57,117	5,356
	APA Corp.	226,864	5,354
	Applied Industrial Technologies Inc.	23,116	5,353
	Toro Co.	66,374	5,342
*	BellRing Brands Inc.	81,128	5,341
	Mosaic Co.	199,329	5,334
*	Fluor Corp.	101,964	5,331
*	Caesars Entertainment Inc.	132,618	5,311
	Donaldson Co. Inc.	72,463	5,301
*	MGM Resorts International	143,429	5,288
	DTE Midstream LLC	58,623	5,285
*	Penumbra Inc.	22,965	5,256
*	Frontier Communications Parent Inc.	146,933	5,250
	Morningstar Inc.	15,965	5,237
	TD SYNNEX Corp.	45,295	5,225
	Graphic Packaging Holding Co.	184,440	5,212

Total World Stock Index Fund
		Shares	Market Value• ($000)
	United States Steel Corp.	133,747	5,196
	Simpson Manufacturing Co. Inc.	28,868	5,190
	Tempur Sealy International Inc.	108,080	5,178
	Knight-Swift Transportation Holdings Inc.	99,198	5,166
	Universal Display Corp.	28,651	5,166
	Ingredion Inc.	38,715	5,140
*	Core & Main Inc. Class A	115,852	5,130
*	Samsara Inc. Class A	107,182	5,122
*	Axalta Coating Systems Ltd.	134,913	5,116
	Old Republic International Corp.	146,183	5,106
*	Wix.com Ltd.	30,526	5,102
	Comerica Inc.	79,733	5,080
	WESCO International Inc.	26,399	5,068
*	Rivian Automotive Inc. Class A	501,558	5,066
	Chemed Corp.	9,353	5,053
*	Globus Medical Inc. Class A	68,668	5,050
	EastGroup Properties Inc.	29,448	5,044
	H&R Block Inc.	84,238	5,032
*	Medpace Holdings Inc.	16,015	5,032
*	GameStop Corp. Class A	226,047	5,014
	Wintrust Financial Corp.	43,188	5,005
	Berry Global Group Inc.	70,388	4,959
	Cullen/Frost Bankers Inc.	38,832	4,945
	OGE Energy Corp.	123,642	4,944
	FMC Corp.	76,047	4,942
*	Skechers USA Inc. Class A	80,338	4,938
*	Roku Inc.	76,965	4,932
*	Paylocity Holding Corp.	26,611	4,912
	Corebridge Financial Inc.	154,154	4,897
*	REVOLUTION Medicines Inc.	91,057	4,872
	Voya Financial Inc.	60,550	4,862
*	Trex Co. Inc.	67,937	4,813
	Ralph Lauren Corp.	24,296	4,809
	Chord Energy Corp.	38,311	4,793
*	RBC Bearings Inc.	17,072	4,786
*	Smartsheet Inc. Class A	84,670	4,777
	NNN REIT Inc.	109,267	4,747
	BorgWarner Inc. (XNYS)	141,015	4,742
	Pinnacle Financial Partners Inc.	44,898	4,734
	Brixmor Property Group Inc.	175,052	4,718
	AAON Inc.	41,083	4,693
*	API Group Corp.	136,225	4,651
*	Bright Horizons Family Solutions Inc.	34,773	4,641
	Commerce Bancshares Inc.	74,220	4,639
	SouthState Corp.	47,393	4,622
*	MasTec Inc.	37,521	4,611
	Jackson Financial Inc. Class A	46,118	4,609
*	Viking Therapeutics Inc.	63,460	4,603
	Crane Co.	29,222	4,596
	Brown-Forman Corp. Class B	104,218	4,589
*	Lantheus Holdings Inc.	41,770	4,588
	Albertsons Cos. Inc. Class A	253,393	4,586
*	Maplebear Inc.	103,814	4,578
*	Bio-Rad Laboratories Inc. Class A	12,749	4,567
*	Antero Resources Corp.	175,300	4,537
	Huntington Ingalls Industries Inc.	24,452	4,523
	SEI Investments Co.	60,363	4,513
*	Repligen Corp.	33,563	4,507
*	Middleby Corp.	34,517	4,477
	Synovus Financial Corp.	89,566	4,467
	Agree Realty Corp.	60,075	4,461
	Vornado Realty Trust	107,017	4,432
	Zions Bancorp NA	85,084	4,429
	VF Corp.	212,946	4,410
*	WEX Inc.	25,487	4,399
	Science Applications International Corp.	30,456	4,394
	MKS Instruments Inc.	43,947	4,365
	STAG Industrial Inc.	116,941	4,360
	Prosperity Bancshares Inc.	59,461	4,353
	Gentex Corp.	143,444	4,348

Total World Stock Index Fund
		Shares	Market Value• ($000)
	XP Inc. Class A	247,241	4,317
*	Mattel Inc.	211,658	4,314
*	HealthEquity Inc.	50,552	4,310
*	DaVita Inc.	30,776	4,303
*	Mohawk Industries Inc.	32,016	4,299
	First Industrial Realty Trust Inc.	81,862	4,297
	Americold Realty Trust Inc.	166,705	4,281
	Carpenter Technology Corp.	28,619	4,279
*	SentinelOne Inc. Class A	165,778	4,275
	UFP Industries Inc.	34,819	4,260
	Wyndham Hotels & Resorts Inc.	48,111	4,249
	Range Resources Corp.	140,594	4,222
*	Taylor Morrison Home Corp.	61,572	4,218
	Genpact Ltd.	110,402	4,214
	Cognex Corp.	104,726	4,213
*	Procore Technologies Inc.	63,940	4,198
	Bentley Systems Inc. Class B	86,483	4,174
	Flowserve Corp.	79,279	4,173
	AGNC Investment Corp.	448,253	4,173
*	GXO Logistics Inc.	69,755	4,172
	MGIC Investment Corp.	166,476	4,169
*	FTI Consulting Inc.	21,364	4,168
*	Qorvo Inc.	58,335	4,157
*	Planet Fitness Inc. Class A	52,898	4,154
	Coca-Cola Consolidated Inc.	3,679	4,136
*	Lattice Semiconductor Corp.	81,647	4,136
	Oshkosh Corp.	40,326	4,123
*	CommVault Systems Inc.	26,315	4,110
*	Jazz Pharmaceuticals plc	37,355	4,110
	Walgreens Boots Alliance Inc.	432,772	4,094
	Esab Corp.	33,274	4,094
	Hamilton Lane Inc. Class A	22,689	4,076
	Autoliv Inc.	43,653	4,054
	Robert Half Inc.	59,332	4,041
	Ryan Specialty Holdings Inc.	61,346	4,041
*	Abercrombie & Fitch Co. Class A	30,585	4,031
*	Kirby Corp.	34,924	4,008
*	Elastic NV	49,780	3,994
	Popular Inc.	44,653	3,984
	Starwood Property Trust Inc.	201,159	3,971
*	Arrow Electronics Inc.	33,417	3,966
*	Crocs Inc.	36,671	3,954
*	Liberty Global Ltd. Class C	191,695	3,953
*	United Airlines Holdings Inc.	50,368	3,942
	Bath & Body Works Inc.	138,823	3,940
	Essent Group Ltd.	65,569	3,935
	NOV Inc.	253,654	3,934
*	Lumen Technologies Inc.	615,587	3,934
	Sirius XM Holdings Inc.	147,363	3,929
	Ryder System Inc.	26,807	3,921
*	ATI Inc.	74,373	3,920
*	Novanta Inc.	23,004	3,916
	Landstar System Inc.	22,199	3,902
	Invesco Ltd.	224,975	3,901
*	SPX Technologies Inc.	27,074	3,885
*	ExlService Holdings Inc.	93,218	3,884
*	Glaukos Corp.	29,353	3,882
	MSA Safety Inc.	23,389	3,881
*	Gitlab Inc. Class A	72,155	3,878
	Matador Resources Co.	74,289	3,871
*	Confluent Inc. Class A	147,840	3,869
	Healthcare Realty Trust Inc.	224,946	3,865
	Vail Resorts Inc.	23,311	3,862
*	MACOM Technology Solutions Holdings Inc.	34,292	3,854
	Meritage Homes Corp.	21,265	3,853
	RLI Corp.	24,661	3,846
*	SPS Commerce Inc.	23,281	3,841
	Paramount Global Class B	350,858	3,838
	Old National Bancorp	198,609	3,825
*	Dropbox Inc. Class A	147,759	3,820

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Louisiana-Pacific Corp.	38,618	3,819
	HF Sinclair Corp.	98,748	3,813
	Hyatt Hotels Corp. Class A	26,137	3,802
*	Halozyme Therapeutics Inc.	75,037	3,795
	Affiliated Managers Group Inc.	19,541	3,789
*	Etsy Inc.	73,610	3,786
*	Aspen Technology Inc.	16,105	3,780
*	WillScot Holdings Corp.	113,646	3,766
*	Elanco Animal Health Inc. (XNYS)	297,866	3,765
*	AZEK Co. Inc.	85,470	3,761
	Littelfuse Inc.	15,273	3,736
*	Freshpet Inc.	28,076	3,721
*	Darling Ingredients Inc.	94,803	3,708
	Bruker Corp.	65,330	3,698
	Valmont Industries Inc.	11,847	3,692
	AGCO Corp.	36,971	3,691
	First American Financial Corp.	57,478	3,687
*	Masimo Corp.	25,564	3,681
	SharkNinja Inc.	39,877	3,677
	Armstrong World Industries Inc.	26,342	3,676
	Element Solutions Inc.	135,621	3,675
*	Modine Manufacturing Co.	31,198	3,674
	Ryman Hospitality Properties Inc.	34,313	3,673
*	SiteOne Landscape Supply Inc.	26,280	3,672
	Weatherford International plc	46,433	3,668
	Cabot Corp.	33,962	3,662
*	Ionis Pharmaceuticals Inc.	95,046	3,649
*	Casella Waste Systems Inc. Class A	37,224	3,643
	Glacier Bancorp Inc.	69,715	3,636
*	Cleveland-Cliffs Inc.	278,991	3,621
*	Bill Holdings Inc.	61,825	3,608
*	Cirrus Logic Inc.	32,749	3,596
	Commercial Metals Co.	66,806	3,594
*	AeroVironment Inc.	16,670	3,583
*	Altair Engineering Inc. Class A	34,435	3,581
*	Cytokinetics Inc.	70,215	3,581
	Columbia Banking System Inc.	125,031	3,565
	Axis Capital Holdings Ltd.	45,548	3,565
*	Unity Software Inc.	176,686	3,548
	Franklin Resources Inc.	170,642	3,544
	MDU Resources Group Inc.	122,663	3,539
	PVH Corp.	35,823	3,527
	CSW Industrials Inc.	9,942	3,511
	Lazard Inc.	66,201	3,508
*	Beacon Roofing Supply Inc.	38,071	3,505
	Cadence Bank	104,421	3,491
	Lincoln National Corp.	100,084	3,478
*	e.l.f. Beauty Inc.	33,021	3,475
	Herc Holdings Inc.	16,584	3,468
*	Arcadium Lithium plc	638,781	3,443
*	NEXTracker Inc. Class A	86,425	3,441
*	Inspire Medical Systems Inc.	17,635	3,440
	Badger Meter Inc.	17,050	3,411
	Fox Corp. Class A	80,367	3,375
	Brunswick Corp.	42,253	3,369
*	Summit Materials Inc. Class A	71,003	3,366
*	Merit Medical Systems Inc.	34,099	3,364
*	Shift4 Payments Inc. Class A	37,159	3,361
*	Blueprint Medicines Corp.	38,350	3,356
	TPG Inc.	49,547	3,353
	Vontier Corp.	90,387	3,352
	Lear Corp.	34,980	3,350
*	Stericycle Inc.	54,495	3,350
	OneMain Holdings Inc.	67,216	3,339
*	Mr. Cooper Group Inc.	37,681	3,337
	Nexstar Media Group Inc.	18,962	3,336
	Boise Cascade Co.	25,040	3,331
*	Varonis Systems Inc.	66,138	3,331
*	Ollie's Bargain Outlet Holdings Inc.	36,179	3,322
*	UiPath Inc. Class A	268,102	3,314

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Moog Inc. Class A	17,567	3,313
	Terreno Realty Corp.	55,196	3,309
	Selective Insurance Group Inc.	36,311	3,298
*	Knife River Corp.	33,856	3,295
	Whirlpool Corp.	31,760	3,287
*	MakeMyTrip Ltd.	32,343	3,282
	Home BancShares Inc.	120,204	3,280
	FNB Corp.	225,981	3,277
	Rithm Capital Corp.	306,537	3,246
	National Fuel Gas Co.	53,203	3,220
*	Celsius Holdings Inc.	106,971	3,218
	Radian Group Inc.	92,041	3,213
*	Post Holdings Inc.	29,231	3,192
	Sealed Air Corp.	88,005	3,184
	Essential Properties Realty Trust Inc.	100,267	3,177
	Sensata Technologies Holding plc	92,473	3,176
*	Five Below Inc.	33,477	3,173
	Thor Industries Inc.	30,479	3,172
	Installed Building Products Inc.	14,611	3,169
	Kite Realty Group Trust	123,342	3,166
	KB Home	40,277	3,162
	IDACORP Inc.	30,524	3,159
	Sonoco Products Co.	60,009	3,152
	Hanover Insurance Group Inc.	21,150	3,137
	Viper Energy Inc.	60,324	3,131
	ChampionX Corp.	110,888	3,129
*	Valvoline Inc.	77,507	3,122
	Balchem Corp.	18,609	3,114
*	Rambus Inc.	65,012	3,109
*	Kyndryl Holdings Inc.	135,367	3,099
*	Chart Industries Inc.	25,644	3,096
*	Doximity Inc. Class A	73,921	3,085
	First Financial Bankshares Inc.	85,310	3,083
	Timken Co.	37,075	3,077
	SM Energy Co.	73,230	3,073
	Janus Henderson Group plc	74,113	3,062
	Murphy Oil Corp.	97,239	3,061
*	Itron Inc.	27,354	3,057
*	ACI Worldwide Inc.	62,064	3,054
	Watts Water Technologies Inc. Class A	15,874	3,025
	Maximus Inc.	34,805	3,009
	U-Haul Holding Co.	44,006	3,004
	Piper Sandler Cos.	10,582	3,001
	SL Green Realty Corp.	39,562	2,991
*	Dycom Industries Inc.	17,150	2,990
	Zurn Elkay Water Solutions Corp.	82,505	2,978
*	Q2 Holdings Inc.	35,153	2,976
*	Roivant Sciences Ltd.	256,866	2,967
*	Crinetics Pharmaceuticals Inc.	52,970	2,964
*	Zeta Global Holdings Corp. Class A	106,975	2,961
*	CNX Resources Corp.	86,706	2,951
	CareTrust REIT Inc.	89,968	2,939
	UGI Corp.	122,816	2,937
*	Aurora Innovation Inc.	565,219	2,936
*	Parsons Corp.	27,133	2,935
	United Bankshares Inc.	77,893	2,935
	UMB Financial Corp.	26,720	2,932
*	Ultragenyx Pharmaceutical Inc.	57,426	2,928
*	Insight Enterprises Inc.	16,666	2,915
	Dentsply Sirona Inc.	125,453	2,907
*	Credo Technology Group Holding Ltd.	77,037	2,904
	Portland General Electric Co.	60,988	2,891
*	RH	9,086	2,890
*	HashiCorp Inc. Class A	85,288	2,888
	SLM Corp.	130,921	2,884
	Organon & Co.	153,468	2,882
*	CCC Intelligent Solutions Holdings Inc.	275,608	2,869
*	Lyft Inc. Class A	221,146	2,868
	Olin Corp.	69,874	2,867
	Southwest Gas Holdings Inc.	39,079	2,863

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Appfolio Inc. Class A	13,761	2,860
	GATX Corp.	20,719	2,854
	Franklin Electric Co. Inc.	29,810	2,853
	Group 1 Automotive Inc.	7,830	2,853
	Civitas Resources Inc.	58,093	2,834
	Federal Signal Corp.	34,685	2,829
	Magnolia Oil & Gas Corp. Class A	111,634	2,822
	Kilroy Realty Corp.	69,730	2,805
	Antero Midstream Corp.	195,024	2,802
	Air Lease Corp.	63,115	2,799
	Cousins Properties Inc.	91,286	2,796
*	Sterling Infrastructure Inc.	18,106	2,796
	Hexcel Corp.	47,540	2,790
	Phillips Edison & Co. Inc.	73,779	2,790
*	Champion Homes Inc.	31,597	2,788
	Exponent Inc.	29,444	2,779
	Boyd Gaming Corp.	40,038	2,774
*	Shake Shack Inc. Class A	22,710	2,763
	Belden Inc.	24,246	2,761
*	Tenable Holdings Inc.	69,540	2,754
	Brink's Co.	26,777	2,752
*	MARA Holdings Inc.	163,473	2,741
	Bank OZK	62,532	2,736
*	Asbury Automotive Group Inc.	12,005	2,735
*	Avidity Biosciences Inc.	64,677	2,733
	Avnet Inc.	50,195	2,721
	Moelis & Co. Class A	40,952	2,719
	White Mountains Insurance Group Ltd.	1,512	2,717
*	Brinker International Inc.	26,428	2,714
	Kontoor Brands Inc.	31,654	2,711
*	Box Inc. Class A	85,005	2,700
*	Qualys Inc.	22,561	2,690
	Southwest Airlines Co.	87,760	2,684
*	Euronet Worldwide Inc.	27,156	2,674
*	Madrigal Pharmaceuticals Inc.	10,270	2,663
	Assured Guaranty Ltd.	31,836	2,657
	Noble Corp. plc	82,677	2,644
*	Impinj Inc.	13,837	2,629
	Arcosa Inc.	28,050	2,627
	Sabra Health Care REIT Inc.	135,273	2,624
	HB Fuller Co.	35,817	2,621
	Rayonier Inc.	83,809	2,617
	Independence Realty Trust Inc.	132,145	2,593
*	RadNet Inc.	39,585	2,575
*	Lumentum Holdings Inc.	40,257	2,571
	Hancock Whitney Corp.	49,206	2,563
	Silgan Holdings Inc.	49,244	2,548
*	Alkermes plc	99,044	2,545
	Dolby Laboratories Inc. Class A	34,630	2,525
	Westlake Corp.	19,080	2,517
	New Jersey Resources Corp.	54,725	2,511
	Black Hills Corp.	42,374	2,508
*	Krystal Biotech Inc.	14,526	2,506
*	Verra Mobility Corp.	96,480	2,506
	Valley National Bancorp	262,811	2,489
	Gap Inc.	119,769	2,488
	Advanced Energy Industries Inc.	22,910	2,486
	ServisFirst Bancshares Inc.	29,845	2,481
*	ASGN Inc.	26,941	2,481
*	Global-e Online Ltd.	64,547	2,481
	Macy's Inc.	161,421	2,476
	Ashland Inc.	28,923	2,446
*	Wayfair Inc. Class A	57,020	2,442
*	Enstar Group Ltd.	7,495	2,417
*	AutoNation Inc.	15,532	2,415
*	Corcept Therapeutics Inc.	48,800	2,390
	Macerich Co.	127,749	2,389
*	Integer Holdings Corp.	19,204	2,386
*	Madison Square Garden Sports Corp.	10,715	2,386
*	Grand Canyon Education Inc.	17,371	2,382

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Choice Hotels International Inc.	17,064	2,381
*	Workiva Inc.	29,807	2,377
	Huntsman Corp.	107,806	2,372
	Flowers Foods Inc.	106,634	2,370
*	Acadia Healthcare Co. Inc.	55,373	2,364
*	Boot Barn Holdings Inc.	18,932	2,358
*	Option Care Health Inc.	101,693	2,343
	First Hawaiian Inc.	94,665	2,342
*	frontdoor Inc.	47,140	2,342
	Harley-Davidson Inc.	73,291	2,342
*	M/I Homes Inc.	15,343	2,326
	FirstCash Holdings Inc.	22,457	2,324
*	Gates Industrial Corp. plc	119,997	2,322
	Ameris Bancorp	37,337	2,315
	Signet Jewelers Ltd.	25,253	2,315
	HA Sustainable Infrastructure Capital Inc.	65,912	2,306
*	RXO Inc.	81,405	2,295
*	Upstart Holdings Inc.	46,972	2,287
	InterDigital Inc.	15,194	2,286
	Hecla Mining Co.	352,144	2,285
*	IAC Inc.	47,633	2,284
	Archrock Inc.	113,897	2,280
	Avient Corp.	48,917	2,280
	ONE Gas Inc.	31,964	2,278
	Kemper Corp.	36,449	2,270
	Polaris Inc.	32,441	2,268
*	Amentum Holdings Inc.	76,240	2,267
	Associated Banc-Corp.	95,107	2,258
*	CRISPR Therapeutics AG	48,431	2,247
	EnerSys	23,155	2,243
	Western Union Co.	208,045	2,239
*	Rocket Lab USA Inc.	209,059	2,237
	Iridium Communications Inc.	76,092	2,232
	TXNM Energy Inc.	51,137	2,227
*	Biohaven Ltd.	44,737	2,226
	Kadant Inc.	6,671	2,222
	Golar LNG Ltd.	61,169	2,218
*	GLOBALFOUNDRIES Inc.	60,749	2,217
*	Spirit AeroSystems Holdings Inc. Class A	68,382	2,214
*	Axos Financial Inc.	32,666	2,212
*	Envista Holdings Corp.	105,305	2,208
*	ICU Medical Inc.	12,913	2,205
	Academy Sports & Outdoors Inc.	43,334	2,204
*	Plexus Corp.	15,284	2,202
*	Prestige Consumer Healthcare Inc.	29,853	2,202
	Cactus Inc. Class A	37,124	2,201
	Scotts Miracle-Gro Co.	25,258	2,197
*	Sanmina Corp.	31,306	2,195
	Ormat Technologies Inc. (XNYS)	27,722	2,191
*	GMS Inc.	24,356	2,189
*	Dutch Bros Inc. Class A	65,949	2,184
	Six Flags Entertainment Corp.	55,426	2,184
	Granite Construction Inc.	25,944	2,181
	COPT Defense Properties	67,621	2,177
*	DXC Technology Co.	109,475	2,174
	Highwoods Properties Inc.	64,711	2,170
	Spire Inc.	33,963	2,169
	Newell Brands Inc.	246,346	2,168
	Mueller Water Products Inc. Class A	99,253	2,143
*	Hims & Hers Health Inc.	113,712	2,141
	Innovative Industrial Properties Inc.	16,564	2,140
	Korn Ferry	30,092	2,126
	Perrigo Co. plc	82,781	2,122
*	Tri Pointe Homes Inc.	52,473	2,121
	Northern Oil & Gas Inc.	58,432	2,118
	Cal-Maine Foods Inc.	24,002	2,107
	Dun & Bradstreet Holdings Inc.	177,202	2,107
	CNO Financial Group Inc.	61,140	2,103
*	TG Therapeutics Inc.	83,843	2,101
	American Eagle Outfitters Inc.	107,189	2,100

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Haemonetics Corp.	29,516	2,100
	WD-40 Co.	7,997	2,096
	Pegasystems Inc.	26,295	2,089
	NewMarket Corp.	3,969	2,084
	California Resources Corp.	40,096	2,084
	Cogent Communications Holdings Inc.	25,828	2,073
	Terex Corp.	39,935	2,065
	LCI Industries	18,472	2,056
*	ZoomInfo Technologies Inc.	185,752	2,053
	Power Integrations Inc.	33,900	2,049
*	Axsome Therapeutics Inc.	23,000	2,048
	Tanger Inc.	61,634	2,048
	Walker & Dunlop Inc.	18,696	2,045
*	Axonics Inc.	29,068	2,043
	MSC Industrial Direct Co. Inc. Class A	25,798	2,040
	EPR Properties	44,736	2,030
*	Silicon Laboratories Inc.	19,537	2,029
	BGC Group Inc. Class A	216,404	2,028
	Select Medical Holdings Corp.	63,110	2,025
	ALLETE Inc.	31,389	2,006
*	Kratos Defense & Security Solutions Inc.	88,202	2,004
*	Texas Capital Bancshares Inc.	25,980	1,999
	Peabody Energy Corp.	76,048	1,998
*	Blackline Inc.	35,997	1,993
*	Cavco Industries Inc.	4,859	1,991
	John Bean Technologies Corp.	17,810	1,984
	Primoris Services Corp.	31,573	1,977
*	Amicus Therapeutics Inc.	172,932	1,975
	Northwestern Energy Group Inc.	36,672	1,960
	Lancaster Colony Corp.	11,268	1,956
	Atlantic Union Bankshares Corp.	51,672	1,953
	Rush Enterprises Inc. Class A	34,449	1,949
	Clear Secure Inc. Class A	52,913	1,946
	Wendy's Co.	101,452	1,939
*	StoneCo. Ltd. Class A	174,418	1,936
	National Storage Affiliates Trust	45,836	1,932
*	Alight Inc. Class A	278,402	1,929
	Travel & Leisure Co.	40,269	1,925
*	Bridgebio Pharma Inc.	82,114	1,922
	United Community Banks Inc.	67,482	1,921
*	Tidewater Inc.	31,886	1,915
*	Envestnet Inc.	30,469	1,913
	ABM Industries Inc.	36,017	1,911
	CONSOL Energy Inc.	17,217	1,910
	Apple Hospitality REIT Inc.	129,214	1,908
*	Cinemark Holdings Inc.	64,058	1,906
	Blackstone Mortgage Trust Inc. Class A	104,472	1,902
*	Adtalem Global Education Inc.	23,481	1,900
	Warrior Met Coal Inc.	30,017	1,895
*	Merus NV	37,951	1,895
	MGE Energy Inc.	20,925	1,894
*	LivaNova plc	36,649	1,892
*	Blackbaud Inc.	25,030	1,890
*	Sunrun Inc.	130,810	1,890
*	Denali Therapeutics Inc.	72,540	1,883
*	Teradata Corp.	58,137	1,874
	ESCO Technologies Inc.	14,908	1,872
	Otter Tail Corp.	23,838	1,872
*	Transocean Ltd. (XNYS)	431,100	1,871
*	CBIZ Inc.	27,127	1,870
	First BanCorp (XNYS)	96,555	1,862
	Eastern Bankshares Inc.	113,842	1,859
	Fulton Financial Corp.	102,505	1,856
*	Sitime Corp.	10,923	1,846
*	Neogen Corp.	129,117	1,844
*,1	IonQ Inc.	122,666	1,844
	Community Financial System Inc.	30,068	1,838
	International Bancshares Corp.	29,998	1,838
*	Nuvalent Inc. Class A	20,747	1,836
*	Cushman & Wakefield plc	135,407	1,835

Total World Stock Index Fund
		Shares	Market Value• ($000)
	PotlatchDeltic Corp.	44,064	1,832
*	Xenon Pharmaceuticals Inc.	44,411	1,826
*	nCino Inc.	48,937	1,825
	Atkore Inc.	21,192	1,817
	National Health Investors Inc.	23,679	1,815
*	Valaris Ltd.	35,858	1,814
*	YETI Holdings Inc.	51,437	1,811
	Steven Madden Ltd.	40,211	1,808
	Towne Bank	55,608	1,808
	Sylvamo Corp.	21,227	1,805
	ManpowerGroup Inc.	28,690	1,803
	TEGNA Inc.	109,728	1,803
	Helmerich & Payne Inc.	53,474	1,797
	Sensient Technologies Corp.	23,722	1,791
*	PTC Therapeutics Inc.	44,787	1,788
	Enpro Inc.	12,272	1,787
*	FormFactor Inc.	47,057	1,787
*	Simply Good Foods Co.	53,049	1,786
	Patterson-UTI Energy Inc.	232,647	1,784
*	Penn Entertainment Inc.	90,293	1,783
	Avista Corp.	47,418	1,777
	Cathay General Bancorp	38,607	1,775
	Broadstone Net Lease Inc.	100,742	1,772
*	Genworth Financial Inc.	262,372	1,768
*	Brighthouse Financial Inc.	37,186	1,759
	PBF Energy Inc. Class A	61,563	1,756
*	Peloton Interactive Inc. Class A	206,548	1,756
*	Amedisys Inc.	18,553	1,755
	Columbia Sportswear Co.	21,698	1,746
*	RingCentral Inc. Class A	48,362	1,742
	Telephone and Data Systems Inc.	58,531	1,741
*	Semtech Corp.	39,257	1,735
	California Water Service Group	32,955	1,712
	Amkor Technology Inc.	67,190	1,710
*	Dorman Products Inc.	14,960	1,706
*	Hilton Grand Vacations Inc.	46,223	1,705
*	Agios Pharmaceuticals Inc.	38,153	1,695
*	Coty Inc. Class A	227,398	1,692
[1]	Medical Properties Trust Inc.	365,138	1,691
	WSFS Financial Corp.	34,375	1,690
*	Zillow Group Inc. Class A	29,045	1,686
*	Apellis Pharmaceuticals Inc.	61,576	1,679
	American States Water Co.	20,307	1,675
	BOK Financial Corp.	15,734	1,671
*	NMI Holdings Inc.	43,198	1,671
	Trinity Industries Inc.	48,636	1,667
*	Diodes Inc.	28,457	1,664
*	Cargurus Inc.	53,606	1,663
	McGrath RentCorp.	14,606	1,661
	Park Hotels & Resorts Inc.	119,199	1,656
	Spectrum Brands Holdings Inc.	18,469	1,655
*	Synaptics Inc.	24,013	1,649
	Douglas Emmett Inc.	92,659	1,648
*	Boston Beer Co. Inc. Class A	5,658	1,647
	Urban Edge Properties	73,703	1,639
*	Axcelis Technologies Inc.	19,203	1,638
	Liberty Energy Inc.	95,925	1,637
*	Evolent Health Inc. Class A	70,014	1,635
	Insperity Inc.	20,758	1,635
	Chemours Co.	89,946	1,633
	Penske Automotive Group Inc.	10,828	1,630
	Innospec Inc.	15,097	1,627
*	Seadrill Ltd.	41,358	1,627
[1]	Arbor Realty Trust Inc.	109,701	1,617
	Progress Software Corp.	25,060	1,606
	Marriott Vacations Worldwide Corp.	20,838	1,605
*	DigitalOcean Holdings Inc.	40,452	1,601
*	TransMedics Group Inc.	19,498	1,598
*	Clarivate plc	242,192	1,598
*	Resideo Technologies Inc.	81,177	1,597

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Riot Platforms Inc.	172,856	1,597
	Crane NXT Co.	29,396	1,595
*	JFrog Ltd.	54,524	1,591
	Cohen & Steers Inc.	16,089	1,589
*	CorVel Corp.	5,331	1,588
	First Financial Bancorp	62,079	1,588
	Scorpio Tankers Inc.	27,218	1,586
*	Veracyte Inc.	46,864	1,581
*	Iovance Biotherapeutics Inc.	151,035	1,577
	Artisan Partners Asset Management Inc. Class A	35,727	1,576
*	Remitly Global Inc.	87,541	1,574
	TriNet Group Inc.	18,447	1,566
	Simmons First National Corp. Class A	67,434	1,564
*	Alarm.com Holdings Inc.	29,147	1,554
*	Credit Acceptance Corp.	3,657	1,554
	New York Community Bancorp Inc.	153,429	1,553
	PennyMac Financial Services Inc.	15,565	1,552
	Bank of Hawaii Corp.	21,459	1,550
	Arch Resources Inc.	10,527	1,545
*	Allegro MicroSystems Inc.	73,991	1,542
	UniFirst Corp.	8,568	1,541
	Hub Group Inc. Class A	35,462	1,539
*	Hanesbrands Inc.	220,341	1,531
	Patrick Industries Inc.	12,123	1,527
*	Inari Medical Inc.	31,554	1,527
	Graham Holdings Co. Class B	1,808	1,525
	News Corp. Class B	52,508	1,525
*	Marqeta Inc. Class A	269,186	1,524
	Outfront Media Inc.	85,421	1,517
*	Guardant Health Inc.	69,294	1,516
*	Oceaneering International Inc.	61,963	1,512
	Four Corners Property Trust Inc.	54,742	1,509
	DigitalBridge Group Inc.	95,879	1,504
	Chesapeake Utilities Corp.	12,547	1,503
*	Coeur Mining Inc.	233,430	1,503
*	Visteon Corp.	16,609	1,499
	Independent Bank Corp. (XNGS)	23,744	1,493
*	Howard Hughes Holdings Inc.	19,469	1,480
*	Rapid7 Inc.	36,602	1,479
	Virtu Financial Inc. Class A	47,708	1,477
	BankUnited Inc.	41,724	1,475
	Alpha Metallurgical Resources Inc.	7,082	1,475
*	Victoria's Secret & Co.	48,362	1,463
	LXP Industrial Trust	154,925	1,462
	Acadia Realty Trust	59,645	1,461
	Red Rock Resorts Inc. Class A	28,384	1,461
	Park National Corp.	8,435	1,457
	Century Communities Inc.	16,405	1,454
*	Cleanspark Inc.	136,948	1,453
	Bread Financial Holdings Inc.	29,097	1,450
	Griffon Corp.	23,052	1,450
	Enerpac Tool Group Corp.	32,660	1,441
	Nomad Foods Ltd.	81,833	1,436
*	Hayward Holdings Inc.	87,813	1,428
*	Sotera Health Co.	91,070	1,427
	First Interstate BancSystem Inc. Class A	46,225	1,424
	J & J Snack Foods Corp.	8,670	1,423
*,1	MP Materials Corp.	79,009	1,421
*	U-Haul Holding Co. (XNYS)	19,357	1,419
*	Vista Outdoor Inc.	32,265	1,419
*	DoubleVerify Holdings Inc.	83,190	1,418
	Kulicke & Soffa Industries Inc.	31,492	1,413
	Nordstrom Inc.	62,456	1,412
*	Freshworks Inc. Class A	120,655	1,412
*	Liberty Media Corp.-Liberty Live Class C	24,183	1,411
	ArcBest Corp.	13,534	1,410
	CVB Financial Corp.	72,255	1,404
*	Omnicell Inc.	28,785	1,400
*	Twist Bioscience Corp.	34,660	1,399
*	Dyne Therapeutics Inc.	48,294	1,394

Total World Stock Index Fund
		Shares	Market Value• ($000)
	WaFd Inc.	40,974	1,392
	Heartland Financial USA Inc.	23,359	1,390
*	Azenta Inc.	33,777	1,388
	Pacific Premier Bancorp Inc.	54,292	1,385
*	American Airlines Group Inc.	102,968	1,380
	Avangrid Inc.	38,308	1,368
*	TTM Technologies Inc.	60,930	1,367
*	Arrowhead Pharmaceuticals Inc.	70,797	1,361
	Provident Financial Services Inc.	72,853	1,361
[1]	ZIM Integrated Shipping Services Ltd.	57,158	1,360
*	Enovis Corp.	32,732	1,351
	International Game Technology plc	66,417	1,350
*	LGI Homes Inc.	13,177	1,338
	Premier Inc. Class A	66,142	1,333
*	Capri Holdings Ltd.	67,434	1,331
*	Urban Outfitters Inc.	36,983	1,330
*,1	Lucid Group Inc.	601,617	1,330
	ADT Inc.	184,241	1,327
*	Surgery Partners Inc.	46,048	1,326
*	R1 RCM Inc.	92,974	1,326
*	Atlanta Braves Holdings Inc. Class C	33,554	1,326
*	iRhythm Technologies Inc.	18,296	1,325
*	Masterbrand Inc.	73,725	1,324
	Seacoast Banking Corp. of Florida	49,520	1,322
*	Green Brick Partners Inc.	19,127	1,320
*	Goodyear Tire & Rubber Co.	164,645	1,319
	Energizer Holdings Inc.	41,068	1,317
	Cheesecake Factory Inc.	28,386	1,312
	Star Bulk Carriers Corp.	68,611	1,311
	Leggett & Platt Inc.	109,176	1,310
*	IPG Photonics Corp.	16,159	1,308
*	Palomar Holdings Inc.	14,569	1,308
*	Leonardo DRS Inc.	43,388	1,305
	Laureate Education Inc.	75,816	1,303
	Werner Enterprises Inc.	35,263	1,301
	HNI Corp.	26,375	1,300
	Sunstone Hotel Investors Inc.	128,281	1,294
*	QuidelOrtho Corp.	33,879	1,289
*	Akero Therapeutics Inc.	41,771	1,288
	BancFirst Corp.	11,786	1,281
*	Five9 Inc.	43,335	1,280
	AZZ Inc.	16,743	1,275
	Barnes Group Inc.	27,216	1,273
	Retail Opportunity Investments Corp.	82,064	1,272
*	Equity Commonwealth	64,177	1,270
*	Yelp Inc.	37,124	1,267
	Minerals Technologies Inc.	16,804	1,265
*	Flywire Corp.	72,620	1,265
	Renasant Corp.	36,784	1,255
	Advance Auto Parts Inc.	35,047	1,251
*	Calix Inc.	35,272	1,248
	Inter Parfums Inc.	10,281	1,245
	Westamerica BanCorp	24,109	1,242
	Standex International Corp.	6,750	1,241
*	Braze Inc. Class A	39,394	1,239
*	Ambarella Inc.	21,963	1,234
	Clearway Energy Inc. Class C	43,451	1,233
*	OSI Systems Inc.	9,315	1,232
*	Under Armour Inc. Class C	155,939	1,232
*	C3.ai Inc. Class A	49,904	1,229
*,1	Trump Media & Technology Group Corp.	34,770	1,229
*	Kymera Therapeutics Inc.	26,490	1,223
*	Trupanion Inc.	22,238	1,218
*	SpringWorks Therapeutics Inc.	40,189	1,211
	Albany International Corp. Class A	17,813	1,210
	Independent Bank Group Inc.	20,738	1,210
	CONMED Corp.	17,690	1,207
	Kennametal Inc.	47,559	1,204
*	Tandem Diabetes Care Inc.	38,345	1,203
*	Huron Consulting Group Inc.	10,335	1,196

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Concentrix Corp.	28,065	1,193
	Banner Corp.	18,562	1,189
*	Amphastar Pharmaceuticals Inc.	23,504	1,188
*	Ziff Davis Inc.	25,566	1,183
	Phinia Inc.	25,363	1,181
	Materion Corp.	11,578	1,177
*	Alaska Air Group Inc.	24,547	1,176
*	AAR Corp.	19,983	1,173
*	Triumph Financial Inc.	13,229	1,169
*	Myriad Genetics Inc.	52,975	1,163
*	Pilgrim's Pride Corp.	23,919	1,159
	Quaker Chemical Corp.	7,623	1,155
	Cable One Inc.	3,363	1,149
	PriceSmart Inc.	13,822	1,148
	Cannae Holdings Inc.	57,792	1,147
	Vishay Intertechnology Inc.	67,518	1,145
*	Privia Health Group Inc.	62,371	1,145
*	Bloom Energy Corp. Class A	118,733	1,140
	Carter's Inc.	20,846	1,140
*	Foot Locker Inc.	49,177	1,140
*	Curbline Properties Corp.	50,232	1,137
	EVERTEC Inc.	34,686	1,136
*	Rogers Corp.	11,329	1,136
	Kohl's Corp.	61,401	1,135
	PROG Holdings Inc.	25,911	1,132
*	NCR Atleos Corp.	42,793	1,120
	Newmark Group Inc. Class A	74,316	1,114
	Edgewell Personal Care Co.	31,788	1,111
*	QuantumScape Corp.	215,589	1,110
	Trustmark Corp.	31,772	1,103
	First Merchants Corp.	29,661	1,099
	NBT Bancorp Inc.	24,602	1,094
	John Wiley & Sons Inc. Class A	22,173	1,093
*	NCR Voyix Corp.	85,250	1,092
*	Viavi Solutions Inc.	118,378	1,091
*	United Parks & Resorts Inc.	20,717	1,090
	Hillenbrand Inc.	39,423	1,086
*,1	Freedom Holding Corp.	10,014	1,086
*	GEO Group Inc.	71,428	1,084
*	Gibraltar Industries Inc.	16,042	1,083
*	Birkenstock Holding plc	23,302	1,072
	Vestis Corp.	79,191	1,071
*,1	Recursion Pharmaceuticals Inc. Class A	167,647	1,060
	Strategic Education Inc.	12,125	1,054
*	Ligand Pharmaceuticals Inc.	9,941	1,051
	Mercury General Corp.	15,539	1,051
*	NeoGenomics Inc.	76,938	1,046
*	Kosmos Energy Ltd.	277,808	1,045
*	Extreme Networks Inc.	69,861	1,043
*	BioCryst Pharmaceuticals Inc.	129,392	1,036
*,1	Plug Power Inc.	527,201	1,033
*	Mercury Systems Inc.	31,849	1,030
*	Immunovant Inc.	35,131	1,028
*	Hawaiian Electric Industries Inc.	99,893	1,026
*	OPENLANE Inc.	64,580	1,020
*	10X Genomics Inc. Class A	63,436	1,017
*	Informatica Inc. Class A	37,185	1,015
*	Adient plc	51,904	1,014
	Greenbrier Cos. Inc.	17,081	1,012
	St. Joe Co.	19,549	1,011
*	Arvinas Inc.	38,058	1,006
*	Supernus Pharmaceuticals Inc.	29,367	1,001
	Acushnet Holdings Corp.	16,284	998
*	TreeHouse Foods Inc.	27,431	998
*	ACADIA Pharmaceuticals Inc.	68,178	995
	Stock Yards Bancorp Inc.	15,398	993
	Bank of NT Butterfield & Son Ltd.	27,051	989
	First Commonwealth Financial Corp.	60,090	988
*	Wolfspeed Inc.	74,037	985
	Papa John's International Inc.	18,718	981

Total World Stock Index Fund
		Shares	Market Value• ($000)
	H&E Equipment Services Inc.	18,752	980
*	Beam Therapeutics Inc.	44,660	979
	Patterson Cos. Inc.	46,403	975
*	TripAdvisor Inc.	60,520	971
	Tennant Co.	11,014	964
*	Madison Square Garden Entertainment Corp.	23,110	964
*	Novocure Ltd.	63,438	963
	DiamondRock Hospitality Co.	112,212	962
	SJW Group	17,125	953
	JBG SMITH Properties	56,021	952
*	O-I Glass Inc.	85,585	951
*	AMC Entertainment Holdings Inc. Class A	216,687	951
*	Upwork Inc.	69,965	949
*	LiveRamp Holdings Inc.	37,843	947
*	Under Armour Inc. Class A	110,563	945
	Virtus Investment Partners Inc.	4,348	941
	La-Z-Boy Inc.	24,602	936
*	Astera Labs Inc.	13,261	930
	WesBanco Inc.	29,512	928
	City Holding Co.	7,926	924
	Xenia Hotels & Resorts Inc.	64,863	919
	Nelnet Inc. Class A	8,072	910
*	Magnite Inc.	72,914	910
*	STAAR Surgical Co.	31,286	907
*	Knowles Corp.	52,304	906
	Elme Communities	53,608	904
*	PagerDuty Inc.	49,922	902
*	Fortrea Holdings Inc.	53,547	901
	MillerKnoll Inc.	40,252	900
*	Fox Factory Holding Corp.	24,917	897
	Winnebago Industries Inc.	15,851	888
	Getty Realty Corp.	28,240	886
	Atlantica Sustainable Infrastructure plc	40,150	886
	LTC Properties Inc.	23,148	884
	Benchmark Electronics Inc.	20,340	881
	World Kinect Corp.	33,704	881
	Upbound Group Inc.	30,007	877
*	American Woodmark Corp.	9,636	874
	Apogee Enterprises Inc.	11,679	874
*	Sonos Inc.	69,737	874
*	PagSeguro Digital Ltd. Class A	108,222	870
	Horace Mann Educators Corp.	23,238	865
*	Central Garden & Pet Co. Class A	29,630	863
*	NetScout Systems Inc.	40,951	861
	Apollo Commercial Real Estate Finance Inc.	96,351	857
	Tronox Holdings plc	70,425	854
*	Helen of Troy Ltd.	13,390	852
*	AtriCure Inc.	25,570	848
	Schneider National Inc. Class B	29,984	848
	CSG Systems International Inc.	18,080	843
*	CoreCivic Inc.	60,562	836
*	Ingevity Corp.	19,988	835
	Northwest Bancshares Inc.	62,829	835
	Veris Residential Inc.	50,610	834
	Bloomin' Brands Inc.	50,152	832
*	Sally Beauty Holdings Inc.	63,979	832
*	Teladoc Health Inc.	91,784	826
	Avis Budget Group Inc.	9,922	824
	Stepan Co.	11,384	824
	Global Net Lease Inc.	105,586	823
*	Inmode Ltd.	48,165	823
*	AMN Healthcare Services Inc.	21,671	822
	Helios Technologies Inc.	17,768	820
*	Intellia Therapeutics Inc.	57,644	820
*	Constellium SE	73,167	812
	Live Oak Bancshares Inc.	20,379	809
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	809
	Empire State Realty Trust Inc. Class A	76,195	808
	Greif Inc. Class A	12,895	805
	CTS Corp.	16,235	803

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Adeia Inc.	64,618	803
	Buckle Inc.	18,855	802
*	Grocery Outlet Holding Corp.	56,082	802
*	Gentherm Inc.	19,104	801
*,1	Enovix Corp.	88,841	800
*	Verint Systems Inc.	37,522	799
*	Liberty Media Corp.-Liberty Live Class A	14,069	798
	Worthington Steel Inc.	20,788	795
*	Life Time Group Holdings Inc.	35,574	793
*	DNOW Inc.	66,829	791
	Employers Holdings Inc.	16,198	789
	PennyMac Mortgage Investment Trust	58,260	785
*	Appian Corp. Class A	21,838	781
*	Dave & Buster's Entertainment Inc.	21,134	780
*	Xencor Inc.	36,732	772
*	Alignment Healthcare Inc.	62,107	770
	Kennedy-Wilson Holdings Inc.	71,907	769
	Pebblebrook Hotel Trust	64,134	768
	S&T Bancorp Inc.	20,199	767
*	Sabre Corp.	239,106	765
*	Topgolf Callaway Brands Corp.	78,687	764
	Hilltop Holdings Inc.	24,955	764
	Dillard's Inc. Class A	2,055	763
	RLJ Lodging Trust	86,206	763
*	Apartment Investment and Management Co. Class A	90,237	762
*	Fluence Energy Inc.	34,970	761
*	Progyny Inc.	50,484	760
	WisdomTree Inc.	72,856	754
	ARMOUR Residential REIT Inc.	40,054	751
*	SiriusPoint Ltd.	56,988	749
*	Innoviva Inc.	38,167	747
	Lindsay Corp.	6,230	746
	Lennar Corp. Class B	4,648	745
*	Cimpress plc	10,793	745
*	Jamf Holding Corp.	44,724	744
	Sandy Spring Bancorp Inc.	22,079	743
	Reynolds Consumer Products Inc.	27,487	741
*,1	Tilray Brands Inc.	451,584	741
	Northwest Natural Holding Co.	19,007	739
*	MoonLake Immunotherapeutics	15,825	735
	Universal Corp.	14,409	734
	Navient Corp.	51,355	731
	Chimera Investment Corp.	47,951	724
*	Integra LifeSciences Holdings Corp.	38,531	723
	Hope Bancorp Inc.	58,146	720
*	Sprout Social Inc. Class A	27,196	720
*	Matterport Inc.	156,608	714
*	Liberty Broadband Corp. Class A	8,742	701
*	ViaSat Inc.	72,661	698
	Ladder Capital Corp.	60,561	691
	eXp World Holdings Inc.	51,497	686
	Worthington Enterprises Inc.	17,905	686
*	Rocket Pharmaceuticals Inc.	40,826	680
	Fresh Del Monte Produce Inc.	20,959	673
*	IMAX Corp.	27,661	672
*	G-III Apparel Group Ltd.	22,021	667
*	AdaptHealth Corp.	64,605	665
*	Certara Inc.	65,219	665
*	JELD-WEN Holding Inc.	46,686	661
*	Lemonade Inc.	27,733	659
*	Sphere Entertainment Co.	15,722	657
*	Paycor HCM Inc.	43,555	657
	Clearway Energy Inc. Class A	24,569	655
	Steelcase Inc. Class A	54,228	652
*	ODP Corp.	20,983	651
*	Opendoor Technologies Inc.	371,662	650
	Alexander & Baldwin Inc.	34,669	645
	Piedmont Office Realty Trust Inc. Class A	64,527	641
	Centerspace	9,201	641
	SFL Corp. Ltd.	59,677	633

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Safehold Inc.	29,718	632
*	Amer Sports Inc.	35,179	628
	Kaiser Aluminum Corp.	8,370	622
*	MaxLinear Inc.	47,923	622
	National Beverage Corp.	13,663	617
	American Assets Trust Inc.	22,751	613
	TriMas Corp.	22,469	603
	Comstock Resources Inc.	51,950	601
	WK Kellogg Co.	36,111	601
	Jack in the Box Inc.	12,176	600
	CNA Financial Corp.	12,477	598
*	Harmony Biosciences Holdings Inc.	18,578	597
	Weis Markets Inc.	9,412	592
*	Phreesia Inc.	31,922	584
*	Vicor Corp.	12,760	583
	Two Harbors Investment Corp.	50,507	581
	Ubiquiti Inc.	2,181	579
	MFA Financial Inc. REIT	47,099	579
*	Fastly Inc. Class A	79,980	578
*	SolarEdge Technologies Inc.	33,632	574
	Matson Inc.	3,700	573
*	Legalzoom.com Inc.	79,666	572
	Oxford Industries Inc.	7,794	566
	Berkshire Hills Bancorp Inc.	20,730	564
	1st Source Corp.	9,494	562
	Cracker Barrel Old Country Store Inc.	11,668	555
*	Ameresco Inc. Class A	17,829	549
*	Owens & Minor Inc.	42,932	546
*	Array Technologies Inc.	83,508	545
	Core Laboratories Inc.	28,855	545
	Deluxe Corp.	28,989	544
*	Encore Capital Group Inc.	11,915	544
*	ScanSource Inc.	12,784	542
	Delek US Holdings Inc.	34,551	541
*,1	Fiverr International Ltd.	18,434	539
*	Schrodinger Inc.	30,607	539
*	Asana Inc. Class A	44,728	534
	Dana Inc.	68,318	524
	Safety Insurance Group Inc.	6,602	517
*	Shoals Technologies Group Inc. Class A	94,052	509
*	LifeStance Health Group Inc.	75,929	509
	Xerox Holdings Corp.	62,127	508
*	Coursera Inc.	72,838	506
	Krispy Kreme Inc.	44,341	504
*	N-able Inc.	40,920	500
*	Air Transport Services Group Inc.	28,409	490
*	PROS Holdings Inc.	24,621	487
*	Century Aluminum Co.	27,189	480
*	National Vision Holdings Inc.	45,747	476
*,1	Joby Aviation Inc.	98,916	475
*	Driven Brands Holdings Inc.	31,744	471
	Sempra Energy	5,597	467
*	agilon health Inc.	182,853	466
*	Liberty Latin America Ltd. Class A	46,654	457
*	Liberty Latin America Ltd. Class C	47,071	456
	Paramount Group Inc.	93,677	454
*,1	Dlocal Ltd.	51,770	453
	MGP Ingredients Inc.	9,292	446
*	Pacira BioSciences Inc.	26,715	443
*,1	Sigma Lithium Corp.	32,429	440
*	Lions Gate Entertainment Corp. Class B	62,313	439
	Republic Bancorp Inc. Class A	6,430	434
	Orion SA	28,976	434
*	Maravai LifeSciences Holdings Inc. Class A	58,501	433
	Marcus & Millichap Inc.	11,387	431
*	Arcus Biosciences Inc.	28,112	430
	Mativ Holdings Inc.	27,549	426
*	Herbalife Ltd.	55,447	419
*	Mister Car Wash Inc.	55,650	418
*	Avanos Medical Inc.	22,265	416

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bumble Inc. Class A	58,280	413
*	TechTarget Inc.	14,031	406
	Shutterstock Inc.	12,488	401
	SITE Centers Corp.	25,116	401
*	Prothena Corp. plc	23,174	394
	F&G Annuities & Life Inc.	9,738	390
	Scholastic Corp.	15,298	380
*	E2open Parent Holdings Inc.	117,335	344
	SolarWinds Corp.	26,159	342
	TFS Financial Corp.	26,397	339
*	Vir Biotechnology Inc.	44,740	335
*	Lions Gate Entertainment Corp. Class A	42,143	333
*,1	OPKO Health Inc.	220,125	332
*	JetBlue Airways Corp.	52,977	302
[1]	New Fortress Energy Inc.	35,778	301
	Guess? Inc.	17,200	292
*	Ironwood Pharmaceuticals Inc.	73,711	291
	Ardagh Metal Packaging SA	76,458	281
*	Relay Therapeutics Inc.	49,685	280
	CVR Energy Inc.	17,535	279
*	Sana Biotechnology Inc.	79,060	277
*	Columbia Financial Inc.	16,116	275
	Ormat Technologies Inc.	3,442	274
	Alexander's Inc.	1,178	267
	Heartland Express Inc.	24,180	261
	Gen Digital Inc.	8,363	243
*	Thoughtworks Holding Inc.	53,094	236
*	GRAIL Inc.	15,731	213
*	Hertz Global Holdings Inc.	73,316	204
*	USANA Health Sciences Inc.	5,489	203
	Saul Centers Inc.	5,132	201
*	Liberty Global Ltd. Class A	8,832	175
*	Atlanta Braves Holdings Inc. Class A	3,936	166
*	Seaport Entertainment Group Inc.	4,904	133
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $320)	30,534	26
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			33,167,242
Total Common Stocks (Cost $34,619,628)			52,247,005
Preferred Stocks (0.2%)
	Petroleo Brasileiro SA Preference Shares	2,898,392	18,004
	Samsung Electronics Co. Ltd. Preference Shares	518,324	17,830
	Itau Unibanco Holding SA Preference Shares	2,297,283	13,917
	Volkswagen AG Preference Shares	113,910	11,056
	Henkel AG & Co. KGaA Preference Shares	112,784	9,766
	Itausa SA Preference Shares	3,260,806	5,985
	Banco Bradesco SA Preference Shares	2,217,054	5,511
	Sartorius AG Preference Shares	15,063	3,902
	Hyundai Motor Co. Preference Shares (XKRX)	30,700	3,547
	Bayerische Motoren Werke AG Preference Shares	37,408	2,753
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	69,487	2,663
	Cia Energetica de Minas Gerais Preference Shares	963,664	1,895
	Gerdau SA Preference Shares	529,314	1,676
	FUCHS SE Preference Shares	33,354	1,557
*	Grifols SA Preference Shares Class B (XMAD)	147,589	1,287
	Cia Paranaense de Energia - Copel Preference Shares Class B	757,000	1,285
	Centrais Eletricas Brasileiras SA Preference Shares Class B	160,615	1,173
*	Telecom Italia SpA Preference Shares	3,542,778	1,036
	LG Chem Ltd. Preference Shares	5,241	789
	Hyundai Motor Co. Preference Shares	6,607	746
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	168,342	707
	Embotelladora Andina SA Preference Shares Class B	232,930	691
	Sixt SE Preference Shares	9,946	622
	Metalurgica Gerdau SA Preference Shares	319,700	568
	Marcopolo SA Preference Shares	376,571	551
	Samsung SDI Co. Ltd. Preference Shares	3,718	537
	Bradespar SA Preference Shares	136,359	463

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	386
	LG Electronics Inc. Preference Shares	11,659	377
	Daishin Securities Co. Ltd. Preference Shares	31,405	356
	Danieli & C Officine Meccaniche SpA Preference Shares	17,324	350
	Cia de Saneamento do Parana Preference Shares	328,900	315
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	305
	Banco Pan SA Preference Shares	204,700	301
	Raizen SA Preference Shares	614,403	298
*	Braskem SA Preference Shares Class A	96,180	292
	LG H&H Co. Ltd. Preference Shares	2,662	280
	Amorepacific Corp. (XKRX) Preference Shares	10,116	242
	Randon SAImplementos E Participacoes Preference Shares	124,764	231
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	226
	Unipar Carbocloro SA Preference Shares Class B	27,310	211
*	Alpargatas SA Preference Shares	146,361	181
	Banco ABC Brasil SA Preference Shares	46,900	170
*	Azul SA Preference Shares	164,136	161
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	54,755	160
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	146
	Corem Property Group AB Preference Shares	4,687	119
	Hanwha Corp. Preference Shares	10,942	118
	Bancolombia SA Preference Shares	14,574	117
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	91
	Taurus Armas SA Preference Shares	29,900	49
	CJ CheilJedang Corp. Preference Shares	91	9
*,3	Mechel PJSC Preference Shares	45,248	—
Total Preferred Stocks (Cost $132,444)			116,008
Rights (0.0%)
*,1,3	AHL Strom-Munksjo OYJ	4,033	78
*	One United Properties SA	485,432	53
*	Peptron Inc. Exp. 11/14/24	1,397	33
*	Ecopro HN Co. Ltd. Exp. 12/5/24	1,816	7
*,3	LOTTE REIT Co. Ltd. Exp. 11/5/24	12,293	1
*	Shougang Fushan Resources Group Ltd. Exp. 11/5/24	28,917	1
*	ESR-LOGOS REIT Exp. 11/1/24	146,863	—
*	Reply SpA Exp. 11/28/24	14,467	—
*	Sesa SpA Exp. 11/28/24	4,305	—
*	Hidrovias do Brasil SA Exp. 11/18/24	113,661	—
Total Rights (Cost $144)			173
Warrants (0.0%)
*	Vgi W4 Exp. 8/15/25	313,032	12
*,1,3	Webuild SpA Exp. 8/2/30	12,600	12
*	VGI PCL Exp. 5/23/27 (XBKK)	722,382	2
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	95,161	2
*	JASMINE INTERNATIONAL PCL Exp. 10/10/31	88,849	1
*	BTS Group Holdings PCL Exp. 11/20/26	44,400	—
*,3	BTS Group Holdings PCL (XBKK) Exp.11/7/24	22,200	—
*	JMT Network Services PCL Exp. 12/27/24	14,435	—
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	5,250	—
*,3	Constellation Software Inc. Exp. 3/31/40	10,339	—
Total Warrants (Cost $—)			29

Total World Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5,6]	Vanguard Market Liquidity Fund, 4.834% (Cost $405,642)	4,057,311	405,690
Total Investments (100.1%) (Cost $35,157,858)			52,768,905
Other Assets and Liabilities—Net (-0.1%)			(76,681)
Net Assets (100%)			52,692,224
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $98,029,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $545,287,000, representing 1.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $26,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $129,758,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	238	26,282	(76)
E-mini S&P 500 Index	December 2024	673	193,101	351
MSCI EAFE Index	December 2024	677	79,554	(2,993)
MSCI Emerging Markets Index	December 2024	701	39,484	360
S&P TSX 60 Index	December 2024	48	9,979	160
				(2,198)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/18/24	CAD	5,076	USD	3,751	—	(99)
Royal Bank of Canada	12/18/24	INR	829,368	USD	9,836	8	—
State Street Bank & Trust Co.	12/18/24	INR	601,324	USD	7,139	—	—
BNP Paribas	12/18/24	INR	439,245	USD	5,219	—	(6)
State Street Bank & Trust Co.	12/18/24	INR	390,117	USD	4,629	1	—
Citibank, N.A.	12/18/24	INR	389,574	USD	4,619	4	—
Bank of America, N.A.	12/18/24	INR	288,085	USD	3,424	—	(4)
HSBC Bank plc	12/18/24	INR	214,283	USD	2,543	—	—
UBS AG	12/18/24	INR	213,104	USD	2,531	—	(1)
Bank of America, N.A.	12/18/24	INR	201,262	USD	2,388	1	—
HSBC Bank plc	12/18/24	INR	163,022	USD	1,933	2	—
Barclays Bank plc	12/18/24	USD	2,974	AUD	4,470	30	—
Goldman Sachs International	12/18/24	USD	2,982	BRL	17,025	53	—
Toronto-Dominion Bank	12/18/24	USD	214	CAD	289	6	—
State Street Bank & Trust Co.	12/18/24	USD	14,511	CHF	12,172	337	—
HSBC Bank plc	12/18/24	USD	3,649	DKK	24,524	64	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	6,025	EUR	5,441	94	—

Total World Stock Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/18/24	USD	4,020	GBP	3,070	62	—
State Street Bank & Trust Co.	12/18/24	USD	3,384	HKD	26,298	—	(1)
Toronto-Dominion Bank	12/18/24	USD	24,445	JPY	3,441,319	1,646	—
BNP Paribas	12/18/24	USD	4,926	JPY	696,455	312	—
Bank of America, N.A.	12/18/24	USD	6,913	KRW	9,229,921	185	—
Citibank, N.A.	12/18/24	USD	2,720	TWD	86,328	3	—
						2,808	(111)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,746,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $34,752,216)	52,363,215
Affiliated Issuers (Cost $405,642)	405,690
Total Investments in Securities	52,768,905
Investment in Vanguard	1,464
Cash Collateral Pledged—Futures Contracts	16,657
Cash Collateral Pledged—Forward Currency Contracts	10
Foreign Currency, at Value (Cost $48,936)	47,547
Receivables for Investment Securities Sold	36,357
Receivables for Accrued Income	71,265
Receivables for Capital Shares Issued	4,920
Unrealized Appreciation—Forward Currency Contracts	2,808
Total Assets	52,949,933
Liabilities
Due to Custodian	36,036
Payables for Investment Securities Purchased	2,224
Collateral for Securities on Loan	129,758
Payables for Capital Shares Redeemed	13,624
Payables to Vanguard	2,091
Variation Margin Payable—Futures Contracts	5,287
Unrealized Depreciation—Forward Currency Contracts	111
Deferred Foreign Capital Gains Taxes	68,578
Total Liabilities	257,709
Net Assets	52,692,224
1 Includes $98,029,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	36,638,021
Total Distributable Earnings (Loss)	16,054,203
Net Assets	52,692,224

ETF Shares—Net Assets
Applicable to 343,209,781 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,157,890
Net Asset Value Per Share—ETF Shares	$117.01

Admiral™ Shares—Net Assets
Applicable to 183,425,451 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,603,261
Net Asset Value Per Share—Admiral Shares	$41.45

Institutional Shares—Net Assets
Applicable to 20,635,905 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,931,073
Net Asset Value Per Share—Institutional Shares	$238.96

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	910,240
Interest[2]	17,753
Securities Lending—Net	6,793
Total Income	934,786
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,710
Management and Administrative—ETF Shares	19,524
Management and Administrative—Admiral Shares	5,805
Management and Administrative—Institutional Shares	3,167
Marketing and Distribution—ETF Shares	1,136
Marketing and Distribution—Admiral Shares	360
Marketing and Distribution—Institutional Shares	171
Custodian Fees	1,870
Auditing Fees	40
Shareholders’ Reports and Proxy Fees—ETF Shares	634
Shareholders’ Reports and Proxy Fees—Admiral Shares	90
Shareholders’ Reports and Proxy Fees—Institutional Shares	13
Trustees’ Fees and Expenses	30
Other Expenses	171
Total Expenses	35,721
Expenses Paid Indirectly	(51)
Net Expenses	35,670
Net Investment Income	899,116
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(257,665)
Futures Contracts	62,874
Forward Currency Contracts	1,551
Foreign Currencies	(731)
Realized Net Gain (Loss)	(193,971)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	11,453,796
Futures Contracts	18,538
Forward Currency Contracts	1,030
Foreign Currencies	(865)
Change in Unrealized Appreciation (Depreciation)	11,472,499
Net Increase (Decrease) in Net Assets Resulting from Operations	12,177,644
1	Dividends are net of foreign withholding taxes of $57,581,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,133,000, $5,000, $2,000, and ($17,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $393,000.
4	Includes ($24,000) of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $46,259,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	899,116	781,096
Realized Net Gain (Loss)	(193,971)	(315,856)
Change in Unrealized Appreciation (Depreciation)	11,472,499	2,736,494
Net Increase (Decrease) in Net Assets Resulting from Operations	12,177,644	3,201,734
Distributions
ETF Shares	(716,398)	(574,881)
Admiral Shares	(136,971)	(113,352)
Institutional Shares	(96,119)	(88,703)
Total Distributions	(949,488)	(776,936)
Capital Share Transactions
ETF Shares	4,356,396	3,152,670
Admiral Shares	518,911	447,436
Institutional Shares	(197,520)	(478,640)
Net Increase (Decrease) from Capital Share Transactions	4,677,787	3,121,466
Total Increase (Decrease)	15,905,943	5,546,264
Net Assets
Beginning of Period	36,786,281	31,240,017
End of Period	52,692,224	36,786,281

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$90.39	$83.80	$106.94	$78.87	$76.83
Investment Operations
Net Investment Income[1]	2.089	1.998	2.010	1.838	1.556
Net Realized and Unrealized Gain (Loss) on Investments	26.748	6.571	(23.107)	27.954	2.078
Total from Investment Operations	28.837	8.569	(21.097)	29.792	3.634
Distributions
Dividends from Net Investment Income	(2.217)	(1.979)	(2.043)	(1.722)	(1.594)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.217)	(1.979)	(2.043)	(1.722)	(1.594)
Net Asset Value, End of Period	$117.01	$90.39	$83.80	$106.94	$78.87
Total Return	32.12%	10.22%	-19.91%	37.99%	4.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,158	$27,389	$22,483	$25,166	$14,070
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.16%	2.12%	1.84%	2.03%
Portfolio Turnover Rate[3]	3%	4%	4%	6%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$32.02	$29.69	$37.89	$27.94	$27.22
Investment Operations
Net Investment Income[1]	.728	.699	.701	.644	.547
Net Realized and Unrealized Gain (Loss) on Investments	9.476	2.322	(8.188)	9.908	.732
Total from Investment Operations	10.204	3.021	(7.487)	10.552	1.279
Distributions
Dividends from Net Investment Income	(.774)	(.691)	(.713)	(.602)	(.559)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.774)	(.691)	(.713)	(.602)	(.559)
Net Asset Value, End of Period	$41.45	$32.02	$29.69	$37.89	$27.94
Total Return[2]	32.09%	10.16%	-19.93%	37.98%	4.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,603	$5,432	$4,624	$5,149	$2,842
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.13%	2.09%	1.82%	2.02%
Portfolio Turnover Rate[4]	3%	4%	4%	6%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$184.60	$171.14	$218.40	$161.08	$156.89
Investment Operations
Net Investment Income[1]	4.239	4.053	4.097	3.694	3.176
Net Realized and Unrealized Gain (Loss) on Investments	54.626	13.428	(47.209)	57.129	4.265
Total from Investment Operations	58.865	17.481	(43.112)	60.823	7.441
Distributions
Dividends from Net Investment Income	(4.505)	(4.021)	(4.148)	(3.503)	(3.251)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.505)	(4.021)	(4.148)	(3.503)	(3.251)
Net Asset Value, End of Period	$238.96	$184.60	$171.14	$218.40	$161.08
Total Return	32.11%	10.20%	-19.91%	37.97%	4.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,931	$3,965	$4,134	$3,883	$3,107
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.15%	2.14%	1.83%	2.03%
Portfolio Turnover Rate[3]	3%	4%	4%	6%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total World Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,464,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total World Stock Index Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $51,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	34,887,369	29,403	728	34,917,500
Common Stocks—Other	181,320	17,145,049	3,136	17,329,505
Preferred Stocks	54,683	61,325	—	116,008
Rights	34	60	79	173
Warrants	5	12	12	29
Temporary Cash Investments	405,690	—	—	405,690
Total	35,529,101	17,235,849	3,955	52,768,905
Derivative Financial Instruments
Assets
Futures Contracts[1]	871	—	—	871
Forward Currency Contracts	—	2,808	—	2,808
Total	871	2,808	—	3,679
Liabilities
Futures Contracts[1]	(3,069)	—	—	(3,069)
Forward Currency Contracts	—	(111)	—	(111)
Total	(3,069)	(111)	—	(3,180)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	871	—	871
Unrealized Appreciation—Forward Currency Contracts	—	2,808	2,808
Total Assets	871	2,808	3,679

Unrealized Depreciation—Futures Contracts[1]	(3,069)	—	(3,069)
Unrealized Depreciation—Forward Currency Contracts	—	(111)	(111)
Total Liabilities	(3,069)	(111)	(3,180)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	62,874	—	62,874
Forward Currency Contracts	—	1,551	1,551
Realized Net Gain (Loss) on Derivatives	62,874	1,551	64,425

Total World Stock Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	18,538	—	18,538
Forward Currency Contracts	—	1,030	1,030
Change in Unrealized Appreciation (Depreciation) on Derivatives	18,538	1,030	19,568
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(4)
Total Distributable Earnings (Loss)	4
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	252,146
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	17,258,397
Capital Loss Carryforwards	(1,454,359)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,981)
Total	16,054,203
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	949,488	776,936
Long-Term Capital Gains	—	—
Total	949,488	776,936
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,439,238
Gross Unrealized Appreciation	20,611,904
Gross Unrealized Depreciation	(3,282,077)
Net Unrealized Appreciation (Depreciation)	17,329,827
G.	During the year ended October 31, 2024, the fund purchased $2,572,011,000 of investment securities and sold $1,284,471,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,387,540,000 and $33,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $149,684,000 and sales were $70,227,000, resulting in net realized loss of $17,812,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Total World Stock Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,356,396	40,207	3,243,970	35,723
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(91,300)	(1,000)
Net Increase (Decrease)—ETF Shares	4,356,396	40,207	3,152,670	34,723
Admiral Shares
Issued	1,670,780	43,634	1,425,629	43,864
Issued in Lieu of Cash Distributions	118,126	3,081	97,839	3,008
Redeemed	(1,269,995)	(32,931)	(1,076,032)	(32,967)
Net Increase (Decrease)—Admiral Shares	518,911	13,784	447,436	13,905
Institutional Shares
Issued	1,029,970	4,669	1,017,257	5,383
Issued in Lieu of Cash Distributions	88,323	400	83,115	446
Redeemed	(1,315,813)	(5,910)	(1,579,012)	(8,505)
Net Increase (Decrease)—Institutional Shares	(197,520)	(841)	(478,640)	(2,676)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the  five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 37.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $670,493,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $6,004,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $16,452,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q6280 122024

Financial Statements
For the year ended October 31, 2024
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	26
Tax information	27

Global ex-U.S. Real Estate Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (11.8%)
	Goodman Group	6,845,674	163,471
	Scentre Group	20,356,720	46,671
	Stockland	9,353,371	31,630
	GPT Group	7,505,559	23,253
	Mirvac Group	15,459,978	21,612
	Vicinity Ltd.	15,161,015	21,553
	Dexus	4,214,190	19,778
	Charter Hall Group	1,853,089	18,286
	Lendlease Corp. Ltd.	2,567,639	11,376
	National Storage REIT	5,371,338	8,837
	Charter Hall Long Wale REIT	2,605,997	6,638
	Region RE Ltd.	4,553,543	6,548
	HomeCo Daily Needs REIT	7,009,431	5,559
	BWP Trust	2,180,572	4,926
	Ingenia Communities Group	1,468,421	4,631
	Charter Hall Retail REIT	2,026,357	4,486
	Waypoint REIT Ltd.	2,634,444	4,292
	Centuria Industrial REIT	2,090,982	4,177
	Arena REIT	1,523,920	4,007
	Centuria Capital Group	3,227,743	3,899
	Lifestyle Communities Ltd.	448,983	2,531
	Charter Hall Social Infrastructure REIT	1,341,574	2,287
	Rural Funds Group	1,509,341	1,850
	Growthpoint Properties Australia Ltd.	1,050,446	1,817
	Hotel Property Investments Ltd.	756,499	1,749
	Abacus Storage King	2,092,253	1,723
	Cromwell Property Group	5,499,846	1,497
	Dexus Industria REIT	845,579	1,496
	Abacus Group	1,774,224	1,410
	HealthCo REIT	1,711,566	1,292
	Centuria Office REIT	1,590,360	1,246
			434,528
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	166,769	4,044
*	IMMOFINANZ AG	135,679	2,204
			6,248
Belgium (1.7%)
	Warehouses De Pauw CVA	692,573	16,482
	Aedifica SA	186,261	12,025
	Cofinimmo SA	149,215	9,421
	Montea NV	80,994	5,931
	Shurgard Self Storage Ltd. (XBRU)	118,169	5,061
	Xior Student Housing NV	134,351	4,514
	VGP NV	52,388	4,406
	Retail Estates NV	49,485	3,340
	Care Property Invest NV	146,129	1,984
			63,164
Brazil (0.2%)
	Allos SA	738,910	2,827
	Multiplan Empreendimentos Imobiliarios SA	447,160	1,979
	Iguatemi SA (BVMF)	492,377	1,800
	JHSF Participacoes SA	1,182,278	908
	LOG Commercial Properties e Participacoes SA	143,527	562
*	Moura Dubeux Engenharia SA	182,576	507
	Lavvi Empreendimentos Imobiliarios SA	303,381	445
	SYN prop e tech SA	241,200	353
			9,381
1

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Canada (2.2%)
	Canadian Apartment Properties REIT	320,817	10,689
[1]	RioCan REIT	575,523	7,854
[1]	Granite Real Estate Investment Trust	121,952	6,655
	Choice Properties REIT	629,240	6,408
[1]	First Capital REIT	407,123	5,199
	Dream Industrial REIT	528,505	5,018
[1]	SmartCentres REIT	277,389	4,963
	Boardwalk REIT	94,743	4,920
[1]	H&R REIT	502,351	3,814
[1]	Allied Properties REIT	245,337	3,237
[1]	Killam Apartment REIT	226,978	3,048
	StorageVault Canada Inc.	906,204	2,649
[1]	InterRent REIT	281,354	2,302
[1]	CT REIT	209,269	2,289
[1]	Crombie REIT	207,479	2,225
[1]	Primaris REIT	182,438	2,047
[1]	NorthWest Healthcare Properties REIT	477,070	1,764
	DREAM Unlimited Corp. Class A	85,011	1,749
[1]	Slate Grocery REIT Class U	114,781	1,113
[1]	Artis REIT	197,674	1,100
[1]	Morguard North American Residential REIT	71,885	943
[1]	Nexus Industrial REIT	132,991	785
[1,2]	Minto Apartment REIT	75,971	782
[1]	Dream Office REIT	31,764	486
			82,039
Chile (0.3%)
	Parque Arauco SA	2,598,933	4,252
	Cencosud Shopping SA	1,866,558	3,075
	Plaza SA	1,282,190	2,088
			9,415
China (5.9%)
	China Resources Land Ltd.	11,170,446	37,236
	China Overseas Land & Investment Ltd.	14,577,710	27,855
[2]	Longfor Group Holdings Ltd.	7,420,008	12,020
[2]	China Resources Mixc Lifestyle Services Ltd.	2,324,400	9,589
*,1	Sunac China Holdings Ltd.	23,813,000	8,328
*,1	China Vanke Co. Ltd. Class H	8,730,983	8,312
	Country Garden Services Holdings Co. Ltd.	8,247,000	6,214
	Greentown China Holdings Ltd.	3,871,314	5,128
	Yuexiu Property Co. Ltd.	5,819,982	4,815
	C&D International Investment Group Ltd.	2,202,000	4,167
	China Jinmao Holdings Group Ltd.	21,145,054	3,283
	Onewo Inc. Class H	1,105,000	3,261
*,1	Seazen Group Ltd.	10,022,666	3,027
	Greentown Service Group Co. Ltd.	5,214,000	2,740
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,274,913	2,603
	Poly Property Services Co. Ltd. Class H	527,400	2,190
*,2	Evergrande Property Services Group Ltd.	20,325,000	2,104
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	477,515	1,920
*,1,3	Country Garden Holdings Co. Ltd.	50,214,163	1,880
*	Hopson Development Holdings Ltd.	4,194,089	1,879
*	Hainan Airport Infrastructure Co. Ltd. Class A	3,650,451	1,808
	Poly Developments and Holdings Group Co. Ltd. Class A	1,146,942	1,744
	China Overseas Grand Oceans Group Ltd.	6,544,079	1,724
	Poly Property Group Co. Ltd.	7,635,048	1,648
	Youngor Group Co. Ltd. Class A	1,479,692	1,563
	Shoucheng Holdings Ltd.	11,414,000	1,523
*	Seazen Holdings Co. Ltd. Class A	710,468	1,455
[2]	Sunac Services Holdings Ltd.	5,734,000	1,421
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	993,479	1,390
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	836,269	1,329
*	Vantone Neo Development Group Co. Ltd. Class A	645,400	1,318
	Yuexiu REIT	9,361,970	1,250
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,261,013	1,241
	Shui On Land Ltd.	13,446,038	1,230
	Gemdale Corp. Class A	1,409,861	1,215
[2]	A-Living Smart City Services Co. Ltd.	2,888,750	1,167
*	Greenland Holdings Corp. Ltd. Class A	3,955,800	1,166
2

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	China Vanke Co. Ltd. Class A	887,834	1,161
	Chengdu Hi-tech Development Co. Ltd. Class A	113,765	1,144
*	Xinhu Zhongbao Co. Ltd. Class A	2,744,687	1,134
	Ever Sunshine Services Group Ltd.	3,458,000	1,117
	Shenzhen Investment Ltd.	8,970,201	1,104
*	CIFI Holdings Group Co. Ltd.	21,894,000	1,097
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,570,256	1,072
*	Agile Group Holdings Ltd.	8,544,159	1,019
*	Radiance Holdings Group Co. Ltd.	2,553,000	994
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	624,163	953
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,038,648	883
	Xiangcai Co. Ltd. Class A	803,950	858
*	Shimao Group Holdings Ltd.	5,403,000	851
	Huafa Industrial Co. Ltd. Zhuhai Class A	851,581	835
	Gemdale Properties & Investment Corp. Ltd.	20,862,000	766
*,1	Logan Group Co. Ltd.	5,555,984	763
	China Enterprise Co. Ltd. Class A	1,641,469	718
	Tianjin Guangyu Development Co. Ltd. Class A	501,400	700
	Yuexiu Services Group Ltd.	1,598,500	685
*	SOHO China Ltd.	7,242,545	670
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	256,300	653
*	Shenzhen Zhenye Group Co. Ltd. Class A	463,100	643
	China World Trade Center Co. Ltd. Class A	199,124	642
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	699,700	641
*	Gree Real Estate Co. Ltd. Class A	631,416	639
*	Cinda Real Estate Co. Ltd. Class A	823,677	622
*	Jinke Smart Services Group Co. Ltd. Class H	626,500	610
	Nanjing Gaoke Co. Ltd. Class A	554,850	590
	Shanghai Wanye Enterprises Co. Ltd. Class A	273,766	585
	Shanghai SMI Holding Co. Ltd. Class A	817,400	576
	Tibet Urban Development and Investment Co. Ltd. Class A	307,300	564
	Joy City Property Ltd.	18,153,500	560
	China Merchants Property Operation & Service Co. Ltd. Class A	340,100	553
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	448,800	544
	C&D Property Management Group Co. Ltd.	1,642,000	535
*	Sino-Ocean Group Holding Ltd.	12,309,329	529
*	Financial Street Holdings Co. Ltd. Class A	1,007,351	507
	S-Enjoy Service Group Co. Ltd.	1,080,000	500
*,3	Tianjin Trolia Information Technology Co. Ltd. Class A	1,101,000	483
	China South City Holdings Ltd.	16,762,111	479
	Shenzhen SEG Co. Ltd. Class A	296,380	461
*,2	Red Star Macalline Group Corp. Ltd. Class H	2,122,636	450
*	Grandjoy Holdings Group Co. Ltd. Class A	948,983	442
*	China Fortune Land Development Co. Ltd. Class A	1,352,900	436
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	272,877	430
*,2	Shimao Services Holdings Ltd.	3,411,000	429
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. ClassA	170,400	423
	Greattown Holdings Ltd. Class A	762,771	407
*	Red Star Macalline Group Corp. Ltd. Class A	914,002	404
*	Jiangsu Dagang Co. Ltd. Class A	187,100	394
*	Cccg Real Estate Corp. Ltd. Class A	242,600	369
*	RiseSun Real Estate Development Co. Ltd. Class A	1,410,988	356
*	Beijing Capital Development Co. Ltd. Class A	846,474	350
	China Sports Industry Group Co. Ltd. Class A	304,400	350
*,1	LVGEM China Real Estate Investment Co. Ltd.	3,710,000	345
*	Powerlong Real Estate Holdings Ltd.	4,426,139	341
*,3	Jiayuan International Group Ltd.	15,242,000	339
	Suning Universal Co. Ltd. Class A	993,847	334
	Shunfa Hengye Corp. Class A	804,420	334
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	396,500	334
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	306,288	332
*	China Union Holdings Ltd. Class A	501,787	330
	Shanghai Industrial Development Co. Ltd. Class A	631,600	327
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	888,624	327
	Lushang Freda Pharmaceutical Co. Ltd. Class A	333,170	321
*	Macrolink Culturaltainment Development Co. Ltd. Class A	1,186,500	316
	Bright Real Estate Group Co. Ltd. Class A	738,000	314
	Hefei Urban Construction Development Co. Ltd. Class A	256,707	299
	Rongan Property Co. Ltd. Class A	808,726	283
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	358,100	278
3

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,068,800	278
*	Shanghai Guijiu Co. Ltd. Class A	107,300	273
	Hainan Expressway Co. Ltd. Class A	315,900	265
	Wedge Industrial Co. Ltd. Class A	160,800	263
	Shenzhen Properties & Resources Development Group Ltd. Class A	172,384	251
	China Wuyi Co. Ltd. Class A	510,178	223
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	218
	Haining China Leather Market Co. Ltd. Class A	386,900	210
*	Sanxiang Impression Co. Ltd. Class A	379,600	210
*,2	Redco Properties Group Ltd.	1,944,000	110
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	108
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	79
*,3	Datang Group Holdings Ltd.	1,172,000	75
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
			216,140
Egypt (0.2%)
	Talaat Moustafa Group	3,955,544	4,777
*	Palm Hills Developments SAE	4,041,241	466
	Madinet Masr For Housing & Development	5,512,557	463
	Heliopolis Housing	1,552,880	321
			6,027
Finland (0.2%)
*	Kojamo OYJ	716,517	7,054
	Citycon OYJ	363,667	1,408
			8,462
France (3.0%)
	Unibail-Rodamco-Westfield	393,116	32,146
	Klepierre SA	865,409	27,668
	Gecina SA	204,224	21,825
	Covivio SA	209,869	11,939
	Mercialys SA	345,377	4,075
	Carmila SA	211,776	3,988
	ICADE	122,349	3,200
*	Nexity SA	193,244	3,019
	Altarea SCA	19,689	2,157
			110,017
Germany (4.6%)
	Vonovia SE	3,223,877	105,697
	LEG Immobilien SE (XETR)	291,760	27,562
*	TAG Immobilien AG	687,463	11,428
*	Aroundtown SA	3,432,172	10,219
	Deutsche Wohnen SE	203,774	5,206
*	Grand City Properties SA	268,978	3,565
	Hamborner REIT AG	280,204	1,980
	PATRIZIA SE	144,418	1,221
	Deutsche EuroShop AG	44,781	995
*,1	BRANICKS Group AG	174,087	481
			168,354
Greece (0.1%)
*	LAMDA Development SA	318,802	2,561
*	Dimand SA	32,190	321
			2,882
Hong Kong (7.3%)
	Sun Hung Kai Properties Ltd.	5,904,441	63,933
	Link REIT	10,095,186	47,038
	CK Asset Holdings Ltd.	7,131,113	29,152
	Wharf Real Estate Investment Co. Ltd.	6,073,652	18,261
	Hongkong Land Holdings Ltd.	4,064,012	17,425
	Henderson Land Development Co. Ltd.	5,124,936	16,434
	Sino Land Co. Ltd.	13,910,022	13,921
[2]	ESR Group Ltd.	8,646,400	11,722
	Wharf Holdings Ltd.	3,724,652	10,553
	Swire Properties Ltd.	4,122,600	8,390
	Hang Lung Properties Ltd.	7,041,932	5,915
[1]	New World Development Co. Ltd.	5,325,000	5,352
	Kerry Properties Ltd.	2,269,832	4,794
	Hang Lung Group Ltd.	3,197,103	4,180
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Hysan Development Co. Ltd.	2,322,655	3,767
	Fortune REIT	5,872,861	3,062
	Champion REIT	7,268,512	1,701
	SF REIT	2,039,000	802
	Sunlight REIT	3,064,400	736
*	GR Properties Ltd.	1,712,000	188
			267,326
India (4.3%)
	DLF Ltd.	2,521,396	24,510
	Embassy Office Parks REIT	3,416,282	16,043
[2]	Macrotech Developers Ltd.	1,091,616	15,606
*	Godrej Properties Ltd.	446,621	15,201
	Phoenix Mills Ltd.	748,478	13,521
	Prestige Estates Projects Ltd.	674,822	13,101
	Oberoi Realty Ltd.	455,782	10,620
	Brigade Enterprises Ltd.	536,052	7,483
	Nexus Select Trust	3,381,358	5,782
	Anant Raj Ltd.	522,128	4,571
[2]	Brookfield India Real Estate Trust	1,127,936	3,925
[2]	Mindspace Business Parks REIT	860,035	3,804
	Sobha Ltd. (XNSE)	137,415	2,589
*	SignatureGlobal India Ltd.	159,570	2,578
*	Equinox India Developments Ltd.	1,853,633	2,421
	Mahindra Lifespace Developers Ltd.	294,604	1,728
*	D B Realty Ltd.	783,756	1,521
	Sunteck Realty Ltd.	212,947	1,394
*	Unitech Ltd.	9,780,235	1,190
	Ganesh Housing Corp. Ltd.	91,328	1,160
	Puravankara Ltd.	234,133	1,159
*	TARC Ltd.	405,688	1,147
*	Max Estates Ltd.	161,047	1,088
	NESCO Ltd.	85,925	1,009
*	Keystone Realtors Ltd.	109,377	935
	Arvind SmartSpaces Ltd.	81,272	903
*	Hemisphere Properties India Ltd.	359,228	763
*	Hubtown Ltd.	172,129	564
	Ashiana Housing Ltd.	152,320	563
*	Shriram Properties Ltd.	408,698	522
	Shipping Corp. of India Land And Assets Ltd.	681,834	506
	Alembic Ltd.	291,854	444
	Kolte-Patil Developers Ltd.	93,545	408
			158,759
Indonesia (0.3%)
	Ciputra Development Tbk PT	33,885,691	2,893
*	Bumi Serpong Damai Tbk PT	28,108,127	2,178
	Pakuwon Jati Tbk PT	58,607,528	1,783
	Summarecon Agung Tbk PT	39,976,581	1,706
*	Lippo Karawaci Tbk PT	136,624,749	1,071
*	Kawasan Industri Jababeka Tbk PT	54,326,500	672
	Puradelta Lestari Tbk PT	35,027,900	368
*,3	Hanson International Tbk PT	444,252,900	—
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			10,671
Ireland (0.0%)
	Irish Residential Properties REIT plc	2,067,881	1,969
Israel (2.0%)
	Azrieli Group Ltd.	142,483	10,877
	Melisron Ltd.	98,621	7,816
*	Big Shopping Centers Ltd.	61,676	7,374
	Mivne Real Estate KD Ltd.	2,311,814	6,304
	Alony Hetz Properties & Investments Ltd.	642,640	5,192
	Amot Investments Ltd.	885,964	4,310
	REIT 1 Ltd.	767,825	3,489
*	Airport City Ltd.	223,424	3,394
	Aura Investments Ltd.	567,961	2,882
	YH Dimri Construction & Development Ltd.	29,172	2,547
	Mega Or Holdings Ltd.	88,239	2,471
	Israel Canada T.R Ltd.	593,330	2,223
5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Summit Real Estate Holdings Ltd.	140,251	2,161
	Sella Capital Real Estate Ltd.	874,080	1,850
	Blue Square Real Estate Ltd.	21,274	1,710
	Africa Israel Residences Ltd.	23,876	1,665
	Menivim- The New REIT Ltd.	2,950,853	1,496
	G City Ltd.	366,968	1,364
	Electra Real Estate Ltd.	105,675	1,132
	Isras Investment Co. Ltd.	4,888	1,038
	Gav-Yam Lands Corp. Ltd.	103,231	852
	Prashkovsky Investments and Construction Ltd.	28,732	785
*	Israel Land Development Co. Ltd.	81,336	724
*	Property & Building Corp. Ltd.	8,784	634
*	Hagag Group Real Estate Development	111,657	533
			74,823
Italy (0.0%)
*,1	Immobiliare Grande Distribuzione SIIQ SpA	218,851	588
Japan (21.2%)
	Mitsui Fudosan Co. Ltd.	11,016,371	93,996
	Mitsubishi Estate Co. Ltd.	4,981,745	73,670
	Daiwa House Industry Co. Ltd.	2,454,874	73,226
	Sumitomo Realty & Development Co. Ltd.	1,865,967	55,352
	Nippon Building Fund Inc.	33,315	28,576
	Daito Trust Construction Co. Ltd.	239,825	26,501
	Hulic Co. Ltd.	2,346,837	21,733
	Japan Real Estate Investment Corp.	5,563	20,235
	GLP J-Reit	19,185	16,870
	Japan Metropolitan Fund Investment	27,329	16,773
	Nomura Real Estate Master Fund Inc.	17,183	16,221
	Nippon Prologis REIT Inc.	9,584	15,420
	KDX Realty Investment Corp.	15,982	15,203
	Tokyu Fudosan Holdings Corp.	2,311,244	14,423
	Daiwa House REIT Investment Corp.	9,035	13,762
	Tokyo Tatemono Co. Ltd.	818,783	13,371
	Invincible Investment Corp.	29,888	12,174
	Advance Residence Investment Corp.	5,604	11,261
	Orix JREIT Inc.	10,810	11,159
	United Urban Investment Corp.	12,157	10,902
	Nomura Real Estate Holdings Inc.	424,029	10,439
	Japan Hotel REIT Investment Corp.	19,961	9,204
	Japan Prime Realty Investment Corp.	3,894	8,555
[1]	Sekisui House REIT Inc.	17,179	8,168
	Nippon Accommodations Fund Inc.	1,982	7,937
	Industrial & Infrastructure Fund Investment Corp.	9,932	7,501
	LaSalle Logiport REIT	7,308	6,954
	Japan Logistics Fund Inc.	3,659	6,556
	Mitsui Fudosan Logistics Park Inc.	9,504	6,328
	Activia Properties Inc.	2,772	5,912
	AEON REIT Investment Corp.	6,915	5,779
	Daiwa Securities Living Investments Corp.	9,438	5,676
	Comforia Residential REIT Inc.	2,787	5,462
	Daiwa Office Investment Corp.	2,746	5,423
	Frontier Real Estate Investment Corp.	2,026	5,380
	Mori Hills REIT Investment Corp.	6,368	5,300
	Aeon Mall Co. Ltd.	376,083	4,980
	Mitsubishi Estate Logistics REIT Investment Corp.	1,982	4,624
	Hulic REIT Inc.	4,904	4,247
[1]	NTT UD REIT Investment Corp.	5,803	4,161
	Mori Trust REIT Inc.	9,897	3,998
	Tokyu REIT Inc.	3,620	3,675
	NIPPON REIT Investment Corp.	1,767	3,656
	Japan Excellent Inc.	4,646	3,593
	SAMTY HOLDINGS Co. Ltd.	164,700	3,541
[1]	Hoshino Resorts REIT Inc.	2,320	3,522
	Heiwa Real Estate Co. Ltd.	122,332	3,360
	Heiwa Real Estate REIT Inc.	4,068	3,250
	Star Asia Investment Corp.	9,278	3,100
	Starts Corp. Inc.	130,200	2,999
	Leopalace21 Corp.	734,550	2,652
6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Fukuoka REIT Corp.	2,806	2,618
	Kasumigaseki Capital Co. Ltd.	27,300	2,589
	Global One Real Estate Investment Corp.	3,993	2,573
	Katitas Co. Ltd.	200,292	2,539
	CRE Logistics REIT Inc.	2,475	2,264
	Hankyu Hanshin REIT Inc.	2,717	2,150
	SOSiLA Logistics REIT Inc.	2,889	2,084
[1]	Ichigo Office REIT Investment Corp.	3,950	2,028
	Advance Logistics Investment Corp.	2,627	2,028
	Ichigo Inc.	750,400	1,966
[1]	Mirai Corp.	7,388	1,937
	Tosei Corp.	112,700	1,753
	Samty Residential Investment Corp.	2,806	1,733
	Takara Leben Real Estate Investment Corp.	3,078	1,715
	Keihanshin Building Co. Ltd.	165,200	1,611
	Raysum Co. Ltd.	39,800	1,527
	One REIT Inc.	956	1,468
	Mirarth Holdings Inc.	429,852	1,381
	Sun Frontier Fudousan Co. Ltd.	105,000	1,247
[1]	Starts Proceed Investment Corp.	966	1,106
	ESCON Japan REIT Investment Corp.	1,371	1,044
	Goldcrest Co. Ltd.	52,940	1,032
	Health Care & Medical Investment Corp.	1,419	1,018
[1]	Tosei REIT Investment Corp.	1,190	985
	Sankei Real Estate Inc.	1,846	959
*	SRE Holdings Corp.	37,100	924
	Nippon Commercial Development Co. Ltd.	63,900	878
	Arealink Co. Ltd.	71,300	852
	Ichigo Hotel REIT Investment Corp.	925	796
[1]	JSB Co. Ltd.	42,206	746
	TOC Co. Ltd.	184,329	734
	Tokaido REIT Inc.	957	675
	Xymax REIT Investment Corp.	896	656
	LA Holdings Co. Ltd.	21,500	643
	Marimo Regional Revitalization REIT Inc.	823	597
	Dear Life Co. Ltd.	107,000	587
*	TKP Corp.	63,900	512
	Mugen Estate Co. Ltd.	50,200	512
	Nippon Hotel & Residential Investment Corp.	931	431
	CRE Inc.	52,700	417
	Star Mica Holdings Co. Ltd.	89,400	374
	Japan Property Management Center Co. Ltd.	48,800	363
	Nisshin Group Holdings Co. Ltd.	104,500	341
*	Miyakoshi Holdings Inc.	27,700	325
			781,478
Kuwait (0.4%)
	Mabanee Co. KPSC	2,619,598	7,132
	Commercial Real Estate Co. KSC	5,568,622	2,669
	Salhia Real Estate Co. KSCP	1,689,709	2,372
	Kuwait Real Estate Co. KSC	2,486,802	1,936
*	National Real Estate Co. KPSC	4,084,642	1,035
*	Al Mazaya Holding Co. KSCP	1,965,052	444
			15,588
Malaysia (1.0%)
	Sime Darby Property Bhd.	13,541,700	4,361
	IOI Properties Group Bhd.	7,117,600	3,682
	SP Setia Bhd. Group	10,477,000	3,344
	Sunway REIT	7,915,734	3,245
	IGB REIT	5,514,600	2,614
	Mah Sing Group Bhd.	6,615,925	2,575
	Axis REIT	5,475,200	2,234
	Eco World Development Group Bhd. (XKLS)	4,903,300	1,982
	Matrix Concepts Holdings Bhd.	3,440,442	1,651
	Pavilion REIT	4,478,200	1,570
	UEM Sunrise Bhd.	5,969,765	1,303
	OSK Holdings Bhd.	3,628,100	1,286
*	Tanco Holdings Bhd.	4,266,900	1,169
	Capitaland Malaysia Trust	6,298,200	1,006
	YTL Hospitality REIT	3,115,300	852
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Eastern & Oriental Bhd.	4,023,100	793
*	KSL Holdings Bhd.	1,644,500	665
	Lagenda Properties Bhd.	1,599,900	485
	LBS Bina Group Bhd.	3,792,800	481
			35,298
Mexico (1.1%)
	Fibra Uno Administracion SA de CV	11,056,785	12,732
	Prologis Property Mexico SA de CV	3,724,355	12,465
	Corp. Inmobiliaria Vesta SAB de CV	3,454,750	9,028
[2]	FIBRA Macquarie Mexico	2,963,472	4,905
	TF Administradora Industrial S de RL de CV	707,410	1,300
			40,430
Netherlands (0.4%)
[2]	CTP NV	443,802	7,424
	Eurocommercial Properties NV	169,914	4,324
	Wereldhave NV	137,045	2,112
	NSI NV	71,405	1,539
			15,399
New Zealand (0.1%)
	Goodman Property Trust	4,093,105	5,159
Norway (0.1%)
*,2	Entra ASA	277,572	2,963
*	Public Property Invest A/S	505,646	829
			3,792
Philippines (1.2%)
	SM Prime Holdings Inc.	45,252,807	23,802
	Ayala Land Inc.	23,096,960	12,957
	AREIT Inc.	3,735,620	2,508
	RL Commercial REIT Inc.	16,727,200	1,718
	Robinson's Land Corp.	6,424,572	1,697
*	Megaworld Corp.	41,993,100	1,666
	MREIT Inc.	4,351,500	1,025
	Citicore Energy REIT Corp.	10,245,000	537
			45,910
Poland (0.0%)
	Murapol SA	44,576	416
Qatar (0.3%)
	Barwa Real Estate Co.	8,362,287	6,552
	United Development Co. QSC	6,751,120	2,119
*	Ezdan Holding Group QSC	6,097,350	2,018
	Mazaya Real Estate Development QPSC	2,004,387	343
			11,032
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
Saudi Arabia (1.0%)
*	Dar Al Arkan Real Estate Development Co.	2,072,275	9,176
*	Emaar Economic City	2,174,000	4,966
[2]	Arabian Centres Co. Ltd.	855,362	4,682
*	Saudi Real Estate Co.	513,617	3,509
	Retal Urban Development Co.	860,808	3,319
	Arriyadh Development Co.	339,503	2,715
	Al Rajhi REIT	902,392	2,054
	Sedco Capital REIT Fund	567,392	1,247
	Alandalus Property Co.	173,106	1,173
	Riyad REIT Fund	477,662	826
	Sumou Real Estate Co.	74,542	791
	Derayah REIT	397,948	662
	Alkhabeer REIT	385,457	628
	Bonyan REIT	251,231	622
	Al Maather REIT Fund	193,692	487
	Alinma Retail REIT Fund	339,235	440
	Mulkia Gulf Real Estate REIT Fund	291,135	429
	Musharaka Real Estate Income Fund	305,356	405
8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Alahli REIT Fund 1	173,405	337
			38,468
Singapore (5.8%)
	CapitaLand Integrated Commercial Trust	21,175,737	32,172
	CapitaLand Ascendas REIT	13,781,284	27,928
	Capitaland Investment Ltd.	8,969,438	18,949
	Mapletree Industrial Trust	8,109,791	14,644
	Mapletree Logistics Trust	13,212,223	13,178
	Frasers Logistics & Commercial Trust	11,480,552	9,252
	Keppel DC REIT	5,263,924	9,067
	Mapletree Pan Asia Commercial Trust	9,068,341	8,906
	Frasers Centrepoint Trust	4,610,740	7,780
	Suntec REIT	8,571,127	7,693
	City Developments Ltd.	1,923,590	7,539
	UOL Group Ltd.	1,820,178	7,355
	CapitaLand Ascott Trust	9,923,512	6,771
	Keppel REIT	9,301,615	6,312
	ESR-LOGOS REIT	23,795,161	5,034
	Parkway Life REIT	1,515,497	4,322
	Capitaland India Trust	3,968,042	3,268
	Lendlease Global Commercial REIT	6,693,289	2,897
	CapitaLand China Trust	4,541,108	2,590
	AIMS APAC REIT	2,507,488	2,402
	Cromwell European REIT	1,319,766	2,314
	Digital Core REIT Management Pte. Ltd.	3,550,100	2,205
	Starhill Global REIT	5,454,468	2,102
	Far East Hospitality Trust	4,219,192	1,973
	OUE REIT	9,026,200	1,962
	CDL Hospitality Trusts	2,600,499	1,763
*	Yanlord Land Group Ltd.	2,108,704	1,111
	Sasseur REIT	2,098,900	1,092
*	Keppel Pacific Oak US REIT	3,227,900	792
*	Manulife US REIT	6,871,410	758
	Prime US REIT	3,216,840	559
*,1	Yoma Strategic Holdings Ltd.	5,112,600	312
*,3	EC World REIT	1,188,500	234
*,3	Eagle Hospitality Trust	2,602,300	—
			215,236
South Africa (1.7%)
	NEPI Rockcastle NV	2,341,059	18,313
	Growthpoint Properties Ltd.	13,448,757	9,985
	Redefine Properties Ltd.	27,617,983	7,657
[1]	Fortress Real Estate Investments Ltd. Class B	4,671,733	4,986
	Vukile Property Fund Ltd.	3,976,552	4,204
	Resilient REIT Ltd.	1,174,216	3,726
	Hyprop Investments Ltd.	1,489,709	3,528
[1]	Equites Property Fund Ltd.	3,166,676	2,528
	Attacq Ltd.	2,723,371	2,026
	SA Corporate Real Estate Ltd.	9,970,229	1,608
	Stor-Age Property REIT Ltd.	1,728,239	1,482
	Fairvest Ltd. Class B	5,517,956	1,461
	Burstone Group Ltd.	2,394,116	1,276
			62,780
South Korea (0.3%)
	ESR Kendall Square REIT Co. Ltd.	626,215	2,261
	SK REITs Co. Ltd.	561,391	1,884
	Shinhan Alpha REIT Co. Ltd.	413,789	1,734
	JR Global REIT	723,421	1,631
	LOTTE REIT Co. Ltd.	483,994	1,179
	IGIS Value Plus REIT Co. Ltd.	209,667	771
	Koramco Energy Plus REIT	185,818	623
	Haesung Industrial Co. Ltd.	11,690	57
			10,140
Spain (0.8%)
	Merlin Properties Socimi SA	1,545,912	17,250
	Inmobiliaria Colonial Socimi SA	1,327,048	8,043
	Lar Espana Real Estate Socimi SA	190,784	1,704
9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[2]	Aedas Homes SA	36,697	1,048
			28,045
Sweden (3.8%)
*	Fastighets AB Balder Class B	2,769,931	21,549
*	Castellum AB	1,659,834	20,786
	Sagax AB Class B	839,483	20,231
	Wihlborgs Fastigheter AB	1,047,907	11,016
	Wallenstam AB Class B	1,713,366	8,104
	Fabege AB	946,026	7,544
	Pandox AB	398,664	6,932
	Catena AB	146,175	6,700
	Nyfosa AB	635,737	6,431
	Hufvudstaden AB Class A	453,100	5,355
	Atrium Ljungberg AB Class B	192,326	3,858
	Cibus Nordic Real Estate AB publ	224,244	3,621
	Dios Fastigheter AB	410,880	3,065
	NP3 Fastigheter AB	120,512	2,810
	Samhallsbyggnadsbolaget i Norden AB	4,867,655	2,588
	Platzer Fastigheter Holding AB Class B	246,500	2,086
	Sagax AB Class D	633,774	1,898
	Corem Property Group AB Class B	2,229,965	1,506
	FastPartner AB Class A	200,852	1,339
*,1	Neobo Fastigheter AB	455,004	878
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	590,485	513
	Corem Property Group AB Class D	8,513	201
			139,011
Switzerland (2.2%)
	Swiss Prime Site AG (Registered)	300,545	32,604
	PSP Swiss Property AG (Registered)	179,665	25,514
	Allreal Holding AG (Registered)	58,469	10,403
	Mobimo Holding AG (Registered)	28,420	8,807
	Intershop Holding AG	22,012	3,096
*,1	Peach Property Group AG	46,346	440
			80,864
Taiwan (1.6%)
	Ruentex Development Co. Ltd.	7,234,483	10,386
	Highwealth Construction Corp.	6,750,679	8,480
	Huaku Development Co. Ltd.	1,016,839	3,702
	Chong Hong Construction Co. Ltd.	865,297	2,339
	Delpha Construction Co. Ltd.	1,922,000	2,331
[1]	Yungshin Construction & Development Co. Ltd.	345,000	2,255
	Sakura Development Co. Ltd.	1,424,714	2,231
	Farglory Land Development Co. Ltd.	1,053,631	2,203
	Advancetek Enterprise Co. Ltd.	1,030,000	2,043
	Kindom Development Co. Ltd.	1,439,900	2,021
	Cathay Real Estate Development Co. Ltd.	2,511,100	1,881
[1]	JSL Construction & Development Co. Ltd.	656,925	1,771
	Da-Li Development Co. Ltd.	1,331,727	1,767
	Prince Housing & Development Corp.	4,248,478	1,370
	Hung Sheng Construction Ltd.	1,456,520	1,178
	Fu Hua Innovation Co. Ltd.	1,211,383	1,171
*	King's Town Construction Co. Ltd.	459,000	1,068
	Crowell Development Corp.	854,000	1,026
	Yea Shin International Development Co. Ltd.	922,835	874
	Radium Life Tech Co. Ltd.	2,628,907	782
	Shin Ruenn Development Co. Ltd.	413,751	763
	KEE TAI Properties Co. Ltd.	1,534,547	761
	Huang Hsiang Construction Corp.	428,000	757
	Hong Pu Real Estate Development Co. Ltd.	815,194	731
	Hua Yu Lien Development Co. Ltd.	180,000	727
	Kuo Yang Construction Co. Ltd.	950,802	617
*	Shining Building Business Co. Ltd.	1,792,869	580
	GTM Holdings Corp.	526,000	557
	Sweeten Real Estate Development Co. Ltd.	571,000	554
*	We&Win Diversification Co. Ltd.	584,000	515
	Hung Ching Development & Construction Co. Ltd.	474,000	465
	San Far Property Ltd.	612,000	465
	Founding Construction & Development Co. Ltd.	650,000	407
	Pacific Construction Co.	1,182,000	376
10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	We & Win Development Co. Ltd.	820,000	364
*,3	Taiwan Land Development Corp.	2,224,000	—
			59,518
Thailand (1.1%)
	Central Pattana PCL	5,263,500	9,793
	WHA Corp. PCL	28,576,986	4,941
	CPN Retail Growth Leasehold REIT	9,312,681	3,336
	Land & Houses PCL (Registered)	13,837,300	2,379
	Lotus's Retail Growth Freehold And Leasehold Property Fund	5,900,400	2,305
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	6,793,600	2,151
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,575,796	2,005
	Amata Corp. PCL	2,218,023	1,920
	MBK PCL	3,065,632	1,806
	Supalai PCL	2,674,281	1,553
	Sansiri PCL	25,625,425	1,386
	AP Thailand PCL	3,706,820	1,047
[1]	IMPACT Growth REIT	2,739,500	950
	Quality Houses PCL	16,804,200	926
	BA Airport Leasehold REIT	3,072,300	902
	SC Asset Corp. PCL	7,295,140	652
	Pruksa Holding PCL	2,365,200	624
	Bangkok Land PCL	32,891,795	602
[1]	Origin Property PCL Class F	3,151,798	442
	Pruksa Real Estate PCL	3,024,500	399
			40,119
Turkey (0.3%)
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,580,135	2,232
	Yeni Gimat Gayrimenkul Ortakligi A/S	758,277	1,175
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,482,202	1,163
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,790,556	890
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,263,123	838
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	585,020	812
	AKIS Gayrimenkul Yatirimi A/S	4,508,631	806
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,053,035	662
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	310,210	641
*	Roenesans Gayrimenkul Yatirim A/S	166,704	503
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	341,081	475
*	Servet Gayrimenkul Yatirim Ortakligi A/S	57,355	458
*	Ozak Gayrimenkul Yatirim Ortakligi	1,604,982	435
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	420,898	415
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,992,794	390
	Pasifik Gayrimenkul Yatirim Ortakligi	8,556,963	318
			12,213
United Arab Emirates (2.8%)
	Emaar Properties PJSC	24,237,322	57,305
	Aldar Properties PJSC	14,782,344	30,641
	Emaar Development PJSC	3,130,668	7,897
	TECOM Group PJSC	2,370,843	2,068
	RAK Properties PJSC	5,766,090	1,865
	Deyaar Development PJSC	4,440,520	859
*	Union Properties PJSC	8,249,645	774
*	Manazel PJSC	5,313,396	479
*	Eshraq Investments PJSC	5,244,738	473
			102,361
United Kingdom (7.8%)
	Segro plc	5,298,914	53,691
	Land Securities Group plc	2,918,961	22,671
	British Land Co. plc	3,906,314	20,102
	LondonMetric Property plc	8,002,785	20,005
	UNITE Group plc	1,627,665	18,412
	Tritax Big Box REIT plc	9,720,453	17,646
	Shaftesbury Capital plc	7,652,240	13,429
	Derwent London plc	439,964	12,447
	Big Yellow Group plc	769,504	11,934
	Safestore Holdings plc	856,072	8,928
	Grainger plc	2,906,587	8,540
	Sirius Real Estate Ltd.	5,926,136	6,863
	Hammerson plc	1,779,057	6,613
11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Primary Health Properties plc	5,238,897	6,459
	Great Portland Estates plc	1,591,540	6,457
	International Workplace Group plc	2,975,714	6,150
	Assura plc	11,674,705	6,086
	Supermarket Income REIT plc	4,884,478	4,468
	Workspace Group plc	541,084	3,882
	Balanced Commercial Property Trust Ltd.	2,774,267	3,429
	Empiric Student Property REIT plc	2,345,921	2,858
	Target Healthcare REIT plc	2,411,038	2,836
	Urban Logistics REIT plc	1,839,553	2,806
	PRS REIT plc	2,041,687	2,789
	Picton Property Income Ltd.	2,156,918	1,929
	Impact Healthcare REIT plc (XLON)	1,605,912	1,796
	Warehouse Reit plc	1,582,184	1,761
	Custodian Property Income REIT plc	1,706,479	1,719
	NewRiver REIT plc	1,242,676	1,248
	Schroder REIT Ltd.	1,913,422	1,242
	Abrdn Property Income Trust Ltd.	1,496,601	1,180
[2]	Triple Point Social Housing REIT plc	1,346,946	1,119
	Helical plc	420,635	1,083
[2]	Regional REIT Ltd.	643,377	1,057
*,3	Home REIT plc	3,771,148	925
	AEW UK REIT plc	623,575	781
	CLS Holdings plc	592,570	705
	Life Science REIT plc	1,255,599	678
			286,724
Total Common Stocks (Cost $4,425,560)			3,660,774
Rights (0.0%)
*,3	LOTTE REIT Co. Ltd. Exp. 11/5/24	92,281	3
*	ESR-LOGOS REIT Exp. 11/1/24	957,566	0
Total Rights (Cost $—)			3
Warrants (0.0%)
*	Eco World Development Group Bhd. Exp. 4/12/29 (Cost $—)	1,186,080	176
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.834% (Cost $87,921)	879,306	87,922
Total Investments (101.7%) (Cost $4,513,481)			3,748,875
Other Assets and Liabilities—Net (-1.7%)			(63,975)
Net Assets (100%)			3,684,900
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $57,895,000.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $86,327,000, representing 2.3% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Collateral of $86,559,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
12

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2024	46	5,405	(191)
MSCI Emerging Markets Index	December 2024	39	2,197	26
Topix Index	December 2024	9	1,596	75
				(90)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	12/18/24	AUD	5,777	USD	3,935	—	(131)
Standard Chartered Bank	12/18/24	EUR	888	USD	994	—	(26)
State Street Bank & Trust Co.	12/18/24	GBP	1,032	USD	1,338	—	(8)
State Street Bank & Trust Co.	12/18/24	HKD	21,065	USD	2,712	—	—
State Street Bank & Trust Co.	12/18/24	INR	836,134	USD	9,927	—	(2)
Bank of America, N.A.	12/18/24	JPY	174,371	USD	1,144	11	—
Toronto-Dominion Bank	12/18/24	JPY	148,388	USD	1,051	—	(68)
Toronto-Dominion Bank	12/18/24	SGD	2,865	USD	2,247	—	(73)
Barclays Bank plc	12/18/24	USD	4,969	AUD	7,469	51	—
Goldman Sachs International	12/18/24	USD	527	BRL	3,006	9	—
Toronto-Dominion Bank	12/18/24	USD	613	CAD	829	16	—
Deutsche Bank AG	12/18/24	USD	3,492	CHF	2,925	86	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	3,049	EUR	2,754	47	—
State Street Bank & Trust Co.	12/18/24	USD	3,666	GBP	2,799	57	—
Bank of Montreal	12/18/24	USD	2,816	HKD	21,837	5	—
State Street Bank & Trust Co.	12/18/24	USD	1,421	HKD	11,041	—	(1)
BNP Paribas	12/18/24	USD	7,471	JPY	1,056,293	473	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	3,631	JPY	513,488	229	—
Deutsche Bank AG	12/18/24	USD	569	MXN	11,608	—	(6)
Bank of Montreal	12/18/24	USD	1,919	SEK	19,822	54	—
State Street Bank & Trust Co.	12/18/24	USD	3,666	SGD	4,752	59	—
Toronto-Dominion Bank	12/18/24	USD	691	ZAR	11,894	19	—
Standard Chartered Bank	12/18/24	USD	122	ZAR	2,190	—	(2)
						1,116	(317)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

13

Global ex-U.S. Real Estate Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	10/16/25	CITNA	2,869	(4.834)	—	(4)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/25	CITNA	3,173	(4.839)	—	(15)
China Vanke Co. Ltd. Class A	1/24/25	CITNA	2,739	(4.839)	—	(13)
Multiplan Empreendimentos Imobiliarios SA	8/29/25	BANA	3,537	(4.839)	—	(9)
Poly Developments and Holdings Group Co. Ltd. Class A	1/24/25	CITNA	3,945	(4.839)	—	(17)
					—	(58)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $471,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,425,560)	3,660,953
Affiliated Issuers (Cost $87,921)	87,922
Total Investments in Securities	3,748,875
Investment in Vanguard	109
Cash	9,711
Cash Collateral Pledged—Futures Contracts	347
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	930
Foreign Currency, at Value (Cost $11,669)	11,334
Receivables for Investment Securities Sold	106
Receivables for Accrued Income	21,924
Receivables for Capital Shares Issued	72
Unrealized Appreciation—Forward Currency Contracts	1,116
Total Assets	3,794,524
Liabilities
Payables for Investment Securities Purchased	10,799
Collateral for Securities on Loan	86,559
Payables for Capital Shares Redeemed	193
Payables to Vanguard	398
Variation Margin Payable—Futures Contracts	36
Unrealized Depreciation—Forward Currency Contracts	317
Unrealized Depreciation—Over-the-Counter Swap Contracts	58
Deferred Foreign Capital Gains Taxes	11,264
Total Liabilities	109,624
Net Assets	3,684,900
1 Includes $57,895,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	5,621,747
Total Distributable Earnings (Loss)	(1,936,847)
Net Assets	3,684,900

ETF Shares—Net Assets
Applicable to 77,492,899 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,385,983
Net Asset Value Per Share—ETF Shares	$43.69

Admiral™ Shares—Net Assets
Applicable to 10,523,446 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	278,817
Net Asset Value Per Share—Admiral Shares	$26.49

Institutional Shares—Net Assets
Applicable to 227,851 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,100
Net Asset Value Per Share—Institutional Shares	$88.22

See accompanying Notes, which are an integral part of the Financial Statements.
15

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	149,177
Interest[2]	507
Securities Lending—Net	3,381
Total Income	153,065
Expenses
The Vanguard Group—Note B
Investment Advisory Services	225
Management and Administrative—ETF Shares	2,926
Management and Administrative—Admiral Shares	264
Management and Administrative—Institutional Shares	55
Marketing and Distribution—ETF Shares	87
Marketing and Distribution—Admiral Shares	14
Marketing and Distribution—Institutional Shares	1
Custodian Fees	552
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—ETF Shares	407
Shareholders’ Reports and Proxy Fees—Admiral Shares	8
Shareholders’ Reports and Proxy Fees—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	83
Total Expenses	4,662
Expenses Paid Indirectly	(3)
Net Expenses	4,659
Net Investment Income	148,406
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(238,863)
Futures Contracts	3,240
Swap Contracts	99
Forward Currency Contracts	543
Foreign Currencies	(515)
Realized Net Gain (Loss)	(235,496)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	845,981
Futures Contracts	1,080
Swap Contracts	(58)
Forward Currency Contracts	375
Foreign Currencies	(89)
Change in Unrealized Appreciation (Depreciation)	847,289
Net Increase (Decrease) in Net Assets Resulting from Operations	760,199
1	Dividends are net of foreign withholding taxes of $14,764,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $368,000, $9,000, less than $1,000, and ($16,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $1,557,000.
4	Includes $18,227,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $7,573,000.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,406	163,979
Realized Net Gain (Loss)	(235,496)	(183,540)
Change in Unrealized Appreciation (Depreciation)	847,289	42,206
Net Increase (Decrease) in Net Assets Resulting from Operations	760,199	22,645
Distributions
ETF Shares	(135,934)	(21,147)
Admiral Shares	(11,574)	(1,898)
Institutional Shares	(6,975)	(898)
Total Distributions	(154,483)	(23,943)
Capital Share Transactions
ETF Shares	(357,489)	(157,325)
Admiral Shares	(45,706)	(33,152)
Institutional Shares	(158,552)	25,326
Net Increase (Decrease) from Capital Share Transactions	(561,747)	(165,151)
Total Increase (Decrease)	43,969	(166,449)
Net Assets
Beginning of Period	3,640,931	3,807,380
End of Period	3,684,900	3,640,931

See accompanying Notes, which are an integral part of the Financial Statements.
17

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.32	$37.45	$57.39	$47.04	$60.79
Investment Operations
Net Investment Income[1]	1.628	1.641	1.679	2.145	1.761
Net Realized and Unrealized Gain (Loss) on Investments	6.333	(1.536)	(18.724)	9.312	(11.864)
Total from Investment Operations	7.961	.105	(17.045)	11.457	(10.103)
Distributions
Dividends from Net Investment Income	(1.591)	(.235)	(2.895)	(1.107)	(3.647)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.591)	(.235)	(2.895)	(1.107)	(3.647)
Net Asset Value, End of Period	$43.69	$37.32	$37.45	$57.39	$47.04
Total Return	21.58%	0.22%	-31.15%	24.47%	-17.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,386	$3,198	$3,355	$5,071	$4,219
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%[2]	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.87%	4.00%	3.48%	3.80%	3.44%
Portfolio Turnover Rate[3]	7%	5%	10%	7%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.63	$22.73	$34.80	$28.51	$36.84
Investment Operations
Net Investment Income[1]	.983	.995	1.017	1.302	1.079
Net Realized and Unrealized Gain (Loss) on Investments	3.841	(.954)	(11.332)	5.656	(7.199)
Total from Investment Operations	4.824	.041	(10.315)	6.958	(6.120)
Distributions
Dividends from Net Investment Income	(.964)	(.141)	(1.755)	(.668)	(2.210)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.964)	(.141)	(1.755)	(.668)	(2.210)
Net Asset Value, End of Period	$26.49	$22.63	$22.73	$34.80	$28.51
Total Return[2]	21.54%	0.12%	-31.06%	24.48%	-17.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$279	$280	$313	$499	$421
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%[3]	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.86%	4.00%	3.47%	3.80%	3.49%
Portfolio Turnover Rate[4]	7%	5%	10%	7%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$75.34	$75.62	$115.86	$94.98	$122.73
Investment Operations
Net Investment Income[1]	2.566	3.320	3.391	4.376	3.646
Net Realized and Unrealized Gain (Loss) on Investments	13.539[2]	(3.115)	(37.785)[2]	18.763	(24.030)
Total from Investment Operations	16.105	.205	(34.394)	23.139	(20.384)
Distributions
Dividends from Net Investment Income	(3.225)	(.485)	(5.846)	(2.259)	(7.366)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.225)	(.485)	(5.846)	(2.259)	(7.366)
Net Asset Value, End of Period	$88.22	$75.34	$75.62	$115.86	$94.98
Total Return[3]	21.60%	0.20%	-31.10%	24.44%	-17.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20	$163	$140	$213	$205
Ratio of Total Expenses to Average Net Assets	0.11%[4]	0.11%[4]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.07%	4.02%	3.48%	3.84%	3.55%
Portfolio Turnover Rate[5]	7%	5%	10%	7%	11%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
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Global ex-U.S. Real Estate Index Fund
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
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Global ex-U.S. Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $109,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	136,737	3,519,914	4,123	3,660,774
Rights	—	—	3	3
Warrants	176	—	—	176
Temporary Cash Investments	87,922	—	—	87,922
Total	224,835	3,519,914	4,126	3,748,875
Derivative Financial Instruments
Assets
Futures Contracts[1]	101	—	—	101
Forward Currency Contracts	—	1,116	—	1,116
Total	101	1,116	—	1,217
Liabilities
Futures Contracts[1]	(191)	—	—	(191)
Forward Currency Contracts	—	(317)	—	(317)
Swap Contracts	—	(58)	—	(58)
Total	(191)	(375)	—	(566)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global ex-U.S. Real Estate Index Fund
E.	At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	101	—	101
Unrealized Appreciation—Forward Currency Contracts	—	1,116	1,116
Total Assets	101	1,116	1,217

Unrealized Depreciation—Futures Contracts[1]	(191)	—	(191)
Unrealized Depreciation—Forward Currency Contracts	—	(317)	(317)
Unrealized Depreciation— Over-the-Counter Swap Contracts	(58)	—	(58)
Total Liabilities	(249)	(317)	(566)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,240	—	3,240
Swap Contracts	99	—	99
Forward Currency Contracts	—	543	543
Realized Net Gain (Loss) on Derivatives	3,339	543	3,882
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,080	—	1,080
Swap Contracts	(58)	—	(58)
Forward Currency Contracts	—	375	375
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,022	375	1,397
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	13,022
Total Distributable Earnings (Loss)	(13,022)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	149,191
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(832,974)
Capital Loss Carryforwards	(1,254,834)
Qualified Late-Year Losses	—
Other Temporary Differences	1,770
Total	(1,936,847)
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Global ex-U.S. Real Estate Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	154,483	23,943
Long-Term Capital Gains	—	—
Total	154,483	23,943
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,569,438
Gross Unrealized Appreciation	402,960
Gross Unrealized Depreciation	(1,223,457)
Net Unrealized Appreciation (Depreciation)	(820,497)
G.	During the year ended October 31, 2024, the fund purchased $265,533,000 of investment securities and sold $513,557,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $323,567,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	19,005	478	77,245	1,944
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(376,494)	(8,700)	(234,570)	(5,800)
Net Increase (Decrease)—ETF Shares	(357,489)	(8,222)	(157,325)	(3,856)
Admiral Shares
Issued[1]	25,549	1,002	38,297	1,497
Issued in Lieu of Cash Distributions	9,509	378	1,549	61
Redeemed[2]	(80,764)	(3,212)	(72,998)	(2,958)
Net Increase (Decrease)—Admiral Shares	(45,706)	(1,832)	(33,152)	(1,400)
Institutional Shares
Issued[1]	389	—	25,220	309
Issued in Lieu of Cash Distributions	1,012	12	151	2
Redeemed[2]	(159,953)	(1,947)	(45)	—
Net Increase (Decrease)—Institutional Shares	(158,552)	(1,935)	25,326	311
1	Includes purchase fees for fiscal 2024 and 2023 of $64,000 and $159,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2024 and 2023 of $585,000 and $173,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2024, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
26

Tax information (unaudited)
The fund hereby designates $28,151,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $144,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $163,450,000 and foreign taxes paid of $13,849,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q7380 122024
27

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.